As Filed with the Securities and Exchange Commission on July 3, 2006
                                                               File No. 33-68666
                                        Investment Company Act File No. 811-8004


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A

                             REGISTRATION STATEMENT
                                    UNDER THE
                             SECURITIES ACT OF 1933

                       [ ] Pre-Effective Amendment No. __


                       [X] Post-Effective Amendment No. 67


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                            [X] Amendment No. 69


                                 ABN AMRO FUNDS
                        FORMERLY KNOWN AS ALLEGHANY FUNDS
               (Exact Name of Registrant as Specified in Charter)

                             161 NORTH CLARK STREET
                             CHICAGO, ILLINOIS 60601
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (312) 884-2139

                                -----------------

                         KENNETH C. ANDERSON, PRESIDENT
                                 ABN AMRO FUNDS
                             161 NORTH CLARK STREET
                             CHICAGO, ILLINOIS 60601
                     (Name and Address of Agent for Service)

                                    Copy to:

                                CATHY G. O'KELLY
                    VEDDER, PRICE, KAUFMAN & KAMMHOLZ, P.C.
                            222 NORTH LASALLE STREET
                             CHICAGO, ILLINOIS 60601

                                -----------------

It is proposed that this filing will become effective:


                  [ ] immediately upon filing pursuant to paragraph (b); or
                  [ ] On pursuant to paragraph (b); or
                  [X] 60 days after filing pursuant to paragraph (a)(1); or
                  [ ] On            pursuant to paragraph (a)(1); or
                  [ ] 75 days after filing pursuant to paragraph (a)(2); or
                  [ ] On (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

                  [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

ASTON FUNDS
CLASS N SHARES
PROSPECTUS



[__________, 2006]


A DIVERSIFIED, ACTIVELY MANAGED FUND FAMILY WITH AN
INSTITUTIONAL PROCESS-DRIVEN APPROACH TO INVESTING.



NOT FDIC INSURED. NO BANK GUARANTEE. MAY LOSE VALUE.

The Securities and Exchange Commission has not approved or disapproved these or any mutual fund's shares or determined if this prospectus is accurate or complete. Any representation to the contrary is a crime.




                    [INSERT ASTON ASSET MANAGEMENT LLC LOGO]

                                                               TICKER SYMBOL

     EQUITY FUNDS

     Equity Income Fund
     Aston/River Road Dynamic Equity Income Fund                   ARDEX

     Large Cap Funds
     Aston/ABN AMRO Growth Fund                                    CHTIX
     Aston/Montag & Caldwell Growth Fund                           MCGFX
     Aston/TAMRO Large Cap Value Fund                              ATLVX
     Aston Value Fund                                              RVALX
     Aston/Veredus Select Growth Fund                              AVSGX

     Mid Cap Funds
     Aston/Optimum Mid Cap Fund                                    CHTTX
     Aston/ABN AMRO Mid Cap Growth Fund                            ABMGX

     Small Cap Funds
     Aston/River Road Small Cap Value Fund                         ARSVX
     Aston/TAMRO Small Cap Fund                                    ATASX
     Aston/Veredus Aggressive Growth Fund                          VERDX

     Sector Funds
     Aston/ABN AMRO Real Estate Fund                               ARFCX
     Aston/Veredus SciTech Fund                                    AVSTX

     BALANCED FUNDS

     Aston Balanced Fund                                           CHTAX
     Aston/Montag & Caldwell Balanced Fund                         MOBAX

     FIXED INCOME FUNDS

     Aston/TCH Fixed Income Fund                                   CHTBX
     Aston/TCH Investment Grade Bond Fund                          ANVGX
     Aston/ABN AMRO High Yield Bond Fund                           AHBNX
     Aston/McDonnell Municipal Bond Fund                           CHTMX

     MONEY MARKET FUND

     Aston/ABN AMRO Investor Money Market Fund                     CITXX


*All Funds were formerly known as the ABN AMRO Funds prior to [_________, 2006].

[INSERT ASTON MANAGEMENT LLC LOGO]


Thank you for your interest in Aston Funds. Our diversified family of funds offers you a variety of investment opportunities to help you meet financial goals such as retirement, homebuying or education funding. Please read this Prospectus carefully and keep it for future reference.

For a list of terms with definitions that you may find helpful as you read this prospectus, please refer to the "Investment Terms" section.

Mutual fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the Federal Deposit Insurance Corporation (FDIC).


TABLE OF CONTENTS



                                                                       PAGE

CATEGORIES OF ASTON FUNDS                                                   3

FUND SUMMARIES                                                              3

  Investment Summaries                                                      5

     EQUITY FUNDS

     EQUITY INCOME FUND
     Aston/River Road Dynamic Equity Income Fund                            5

     LARGE CAP FUNDS
     Aston/ABN AMRO Growth Fund                                             5
     Aston/Montag & Caldwell Growth Fund                                    5
     Aston/TAMRO Large Cap Value Fund                                       6
     Aston Value Fund                                                       6
     Aston/Veredus Select Growth Fund                                       6

     MID CAP FUNDS
     Aston/Optimum Mid Cap Fund                                             7
     Aston/ABN AMRO Mid Cap Growth Fund                                     7

     SMALL CAP FUNDS
     Aston/River Road Small Cap Value Fund                                  8
     Aston/TAMRO Small Cap Fund                                             8
     Aston/Veredus Aggressive Growth Fund                                   8

     SECTOR FUNDS
     Aston/ABN AMRO Real Estate Fund                                        9
     Aston/Veredus SciTech Fund                                             9

     BALANCED FUNDS
     Aston Balanced Fund                                                    10
     Aston/Montag & Caldwell Balanced Fund                                  11

     FIXED INCOME FUNDS
     Aston/TCH Fixed Income Fund                                            11
     Aston/TCH Investment Grade Bond Fund                                   12
     Aston/ABN AMRO High Yield Bond Fund                                    12
     Aston/McDonnell Municipal Bond Fund                                    12

     MONEY MARKET FUND
     Aston/ABN AMRO Investor Money Market Fund                              13

  Principal Investment Risks                                                14
  Fund Performance                                                          18
  Fund Expenses                                                             29
  Other Investment Strategies                                               31

PORTFOLIO HOLDINGS                                                          36

INVESTMENT TERMS                                                            37

MANAGEMENT OF THE FUNDS                                                     41

     THE INVESTMENT ADVISERS                                                41

     PORTFOLIO MANAGERS                                                     43

     MANAGEMENT FEES                                                        50

SHAREHOLDER INFORMATION                                                     53
     Opening an Account:  Buying Shares                                     53
     Exchanging Shares                                                      55
     Selling/Redeeming Shares                                               56
     Transaction Policies                                                   59
     Account Policies and Dividends                                         62
     Additional Investor Services                                           63
     Distribution Plan 12b-1 Fees                                           64
     Portfolio Transactions and Brokerage Commissions                       64

DIVIDENDS, DISTRIBUTIONS AND TAXES                                          65

FINANCIAL HIGHLIGHTS                                                        67

GENERAL INFORMATION                                                         86


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CATEGORIES OF ASTON FUNDS

Aston Funds (the "Trust") is an open-end management investment company that currently offers 25 separate investment portfolios, including equity, balanced, fixed income and money market funds; Class N shares of 20 of the portfolios are offered in this prospectus. In addition, other funds and classes are offered under separate prospectuses.

Prior to [August 31, 2006], the Aston Funds were known as the ABN AMRO Funds and ABN AMRO Asset Management, Inc. ("AAAM") and its affiliates served as sponsor, investment adviser and administrator to the Funds. Aston Asset Management LLC assumed each of these roles as of [August 31, 2006], with the exception of Aston/ABN AMRO Investor Money Market Fund. Aston manages each Fund (except Aston/ABN AMRO Investor Money Market Fund) by retaining one or more subadvisers to manage each Fund. AAAM serves as investment adviser to the Aston/ABN AMRO Money Market Fund and Aston serves as the administrator.


EQUITY FUNDS


EQUITY FUNDS invest principally in stocks and other equity securities. Equity funds have greater growth potential than many other funds, but they also have greater risk.


WHO MAY WANT TO INVEST IN EQUITY FUNDS

Equity funds may be appropriate if you:

o        have a long-term investment goal (five years or more)
o can accept higher short-term risk in return for higher long-term return potential
o        want to diversify your investments

Equity funds may not be appropriate if you want:

o        a stable share price
o        a short-term investment
o        regular income

BALANCED FUNDS

BALANCED FUNDS invest in a mix of stocks and fixed income securities and combine the benefits of both types of securities -- capital appreciation or growth from stocks and income from fixed income securities. Like most other mutual funds, the share price of a balanced fund moves up and down in response to changes in the stock market and interest rates.

WHO MAY WANT TO INVEST IN BALANCED FUNDS

Balanced funds may be appropriate if you want:

o        capital appreciation and current income
o        a balanced diversified investment
o        a long-term investment

FIXED INCOME FUNDS

FIXED INCOME FUNDS invest in corporate and government bonds and other fixed income securities. These funds provide regular income.

WHO MAY WANT TO INVEST IN FIXED INCOME FUNDS

Fixed income funds may be appropriate if you want:

o        regular income
o        a long-term investment
o        less volatility than equity funds
o        portfolio diversification

Fixed income funds may not be appropriate if you want capital appreciation.

MONEY MARKET FUNDS

MONEY MARKET FUNDS invest in short-term, high quality money market securities. They provide stable principal and regular income. The income provided by a money market fund varies with interest rate movements.


WHO MAY WANT TO INVEST IN MONEY MARKET FUNDS

Money market funds may be appropriate if you:

o        want regular income
o        are investing for a short-term objective
o        want an investment that seeks to maintain a stable net asset value
o want a liquid investment that offers a checkwriting privilege (checks may be written in amounts of $100 or more)

Money market funds may also be appropriate if you want an investment that can serve as a "holding place" for money awaiting investment in long-term funds or for money that may be needed for occasional or unexpected expenses.

Money market funds are not appropriate if you want long-term capital appreciation.

No single fund is intended to be a complete investment program, but individual funds can be an important part of a balanced and diversified investment program. Mutual funds have the following general risks:

o        the value of fund shares will fluctuate
o        you could lose money
o        you cannot be certain that a fund will achieve its investment objective

INVESTMENT SUMMARIES



EQUITY FUNDS

EQUITY INCOME FUND
ASTON/RIVER ROAD DYNAMIC EQUITY INCOME FUND (FORMERLY ABN AMRO/RIVER ROAD DYNAMIC EQUITY INCOME FUND)


INVESTMENT OBJECTIVE

The Fund seeks to provide high current income and, secondarily, long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund invests at least 80% of its assets in equity securities. The Fund invests in a diversified, multi-cap portfolio of income-producing equity securities with yields that the portfolio managers believe will exceed the S&P 500 Index. The Fund invests primarily in dividend paying common and convertible preferred stocks and real estate investment trusts (REITs). The Fund may also invest in a broad range of convertible and non-convertible fixed-income securities, foreign stocks, publicly traded partnerships and royalty income trusts.


The subadviser employs a value-driven, bottom-up approach that seeks to identify the following characteristics:


o        high, consistent dividend yield
o        financial strength
o        attractive valuation
o        shareholder-oriented management
o        attractive business model
o        limited analyst coverage


To manage risk, the subadviser employs a strict sell discipline and a strategy of opportunistic diversification across market sectors, capitalization size, sovereignty and security type.


PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.

RISKS. These principal investment risks apply to the Fund: foreign securities, liquidity, manager, market, mid-cap company, REIT, small cap company and value style risks. See page 14 for a more detailed discussion of these risks and other principal risks common to all Funds.


LARGE CAP FUNDS
ASTON/ABN AMRO GROWTH FUND (FORMERLY ABN AMRO GROWTH FUND)


INVESTMENT OBJECTIVE

The Fund seeks long-term total return through a combination of capital appreciation and current income by investing primarily in a combination of stocks and bonds.

PRINCIPAL INVESTMENT STRATEGIES


The subadviser uses a bottom-up approach and invests in a combination of securities that offer potential for growth and/or income, including primarily large-cap dividend and non-dividend paying common stocks, preferred stocks and convertible securities. Companies for possible selection must pass an initial capitalization screen of $3 billion. The subadviser then identifies stocks of companies with the following characteristics compared to S&P 500(R) Index averages:


o        higher sales and operating earnings growth
o        more stable earnings growth rates
o        lower debt-to-capital ratio
o        higher return on equity


The subadviser also considers the quality of company management and the strength of the company's position among its competitors. In addition, the subadviser assesses the long-term economic outlook and the risk/return of securities in allocating investments among industry sectors.


PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.


RISKS. These principal investment risks apply to the Fund: credit, growth style, interest rate, liquidity, manager and market risks. See page 14 for a more detailed discussion of these risks and other principal risks common to all Funds.

ASTON/MONTAG & CALDWELL GROWTH FUND (FORMERLY ABN AMRO/MONTAG & CALDWELL GROWTH
FUND)


INVESTMENT OBJECTIVE


The Fund seeks long-term capital appreciation and, secondarily, current income, by investing primarily in common stocks and convertible securities.


PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in common stocks and convertible securities. The subadviser uses a bottom-up approach to stock selection and seeks high quality, well-established large-cap companies that:

o       have a strong history of earnings growth
o are attractively priced, relative to the company's potential for above average long-term earnings and revenue growth
o       have strong balance sheets
o       have a sustainable competitive advantage
o       are currently, or have the potential to become, industry leaders
o       have the potential to outperform during market downturns

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.


RISKS. These principal investment risks apply to the Fund: growth style, liquidity, manager and market risks. See page 14 for a more detailed discussion of these risks and other principal risks common to all Funds.

ASTON/TAMRO LARGE CAP VALUE FUND (FORMERLY ABN AMRO/TAMRO LARGE CAP VALUE FUND)


INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


Under normal conditions, the Fund invests at least 80% of its assets in common stocks of improving quality, large-cap companies. The subadviser defines large-cap stocks as those issued by established, well-known companies with a market capitalization of $6 billion or more. The subadviser selects stocks based upon a range of financial criteria including:


o        low valuation relative to history and forecasted earnings growth rate
o        improving credit quality

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.


RISKS. These principal investment risks apply to the Fund: foreign securities, liquidity, manager, market and value style risks. See page 14 for a more detailed discussion of these risks and other principal risks common to all Funds.

ASTON VALUE FUND (FORMERLY ABN AMRO VALUE FUND)


INVESTMENT OBJECTIVE

The Fund seeks to provide total return through long-term capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES


The Fund invests primarily in common stocks that are undervalued and have good prospects for earnings growth. The subadviser generally focuses on large-cap stocks that are diversified across many industries. Security selection is based upon a range of financial criteria including:


o        relatively low price to earnings and price to book ratios
o underlying asset values that are not reflected in securities' market prices


The Fund may also invest in REITs, convertible securities, preferred stocks and American Depositary Receipts (ADRs).


PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.


RISKS. These principal investment risks apply to the Fund: foreign securities, liquidity, manager, market, REIT and value style risks. See page 14 for a more detailed discussion of these risks and other principal risks common to all Funds.

ASTON/VEREDUS SELECT GROWTH FUND (FORMERLY ABN AMRO/VEREDUS SELECT GROWTH FUND)


INVESTMENT OBJECTIVE

The Fund seeks to provide capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


The Fund invests primarily in growth stocks of mid-cap and large-cap companies whose earnings are growing, or are expected to grow, at an accelerated rate. The subadviser defines a mid-cap company as one having a market capitalization of between approximately $1.5 and $9 billion at the time of acquisition. The subadviser defines a large-cap company as one having a market capitalization of approximately $9 billion or more at the time of acquisition. The subadviser looks for inefficiencies in the market caused by inaccurate expectations (e.g., earnings), focusing on companies that have:


o        expanding sales growth
o        increasing profit margins
o        significant new product development efforts
o        cash flow returns in excess of their cost of capital


To help manage risk, the subadviser adheres to a strict discipline regarding the sale of securities. In the course of implementing its principal investment strategies, the Fund will likely experience a high turnover rate (200% or more).


PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.


RISKS. These principal investment risks apply to the Fund: growth style, liquidity, manager, market, mid-cap company and portfolio turnover risks. See page 14 for a more detailed discussion of these risks and other principal risks common to all Funds.

MID CAP FUNDS

ASTON/OPTIMUM MID CAP FUND (FORMERLY ABN AMRO MID CAP FUND)


INVESTMENT OBJECTIVE

The Fund seeks long-term total return through capital appreciation by investing primarily in common and preferred stocks and convertible securities.

PRINCIPAL INVESTMENT STRATEGIES


Under normal conditions, the Fund invests at least 80% of its assets in mid-cap stocks of companies with an improving revenue and earnings growth outlook. The subadviser defines a mid-cap company as one having a market capitalization of between $1 and $10 billion. The subadviser selects between 35 and 40 stocks based on "bottom-up" fundamental analysis. Important investment criteria include:


o        focused business franchise
o        market share growth
o        experienced management
o        strong or improving balance sheet
o attractive valuation: price-to-earnings multiple is less than the expected earnings growth rate


The subadviser takes a long-term approach with a focus on maximizing after-tax returns.


PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.


RISKS. These principal investment risks apply to the Fund: foreign securities, growth style, liquidity, manager, market, mid-cap company, small-cap company and value style risks. See page 14 for a more detailed discussion of these risks and other principal risks common to all Funds.

ASTON/ABN AMRO MID CAP GROWTH FUND (FORMERLY ABN AMRO MID CAP GROWTH FUND)


INVESTMENT OBJECTIVE

The Fund seeks total return through capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


Under normal conditions, the Fund invests at least 80% of its assets in stocks of mid-cap companies that offer potential for growth. The subadviser defines a mid-cap company as having a capitalization between $500 million and $10 billion at the time of acquisition. When selecting securities, the subadviser looks for companies with the following characteristics:


o        high sales and operating earnings growth
o        low debt to capital ratio
o        high return on equity
o        stable earnings growth rates


The subadviser will also consider the quality of company management and the strength of the company's position among its competitors. In addition, the subadviser will assess long-term economic outlook and the risk/return of securities in allocating investments among industry sectors.


PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.

RISKS. These principal investment risks apply to the Fund: growth style, liquidity, manager, market and mid-cap company risks. See page 14 for a more detailed discussion of these risks and other principal risks common to all Funds.


SMALL CAP FUNDS

ASTON/RIVER ROAD SMALL CAP VALUE FUND (FORMERLY ABN AMRO/RIVER ROAD SMALL CAP VALUE FUND)


INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


Under normal conditions, the Fund invests at least 80% of its assets in common stocks and other equity securities of small-cap companies that the subadviser believes are undervalued. The Fund considers companies with market capitalizations below $5 billion at the time of acquisition to be small cap. The Fund may also invest in mid-cap stocks, REITs, convertible securities, and foreign stocks. The subadviser employs a value-driven, bottom-up fundamental approach that seeks to identify the following characteristics:


o        attractive valuation
o        shareholder-oriented management
o        financial strength
o        attractive business model
o        limited analyst coverage


To manage risk, the subadviser employs a strategy of broad diversification and a strict sell discipline.


PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.


RISKS. These principal investment risks apply to the Fund: foreign securities, liquidity, manager, market, mid-cap company, portfolio turnover, REIT, small-cap company and value style risks. See page 14 for a more detailed discussion of these risks and other principal risks common to all funds.

ASTON/TAMRO SMALL CAP FUND (FORMERLY ABN AMRO/TAMRO SMALL CAP FUND)


INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


Under normal conditions, the Fund invests at least 80% of its assets in a blended portfolio of growth and value stocks of small-cap companies with market capitalizations below $2.25 billion at the time of acquisition. In selecting securities, the subadviser looks for the following criteria:


o        unrecognized valuation
o        high quality management
o        solid or improving fundamentals


The Fund may also invest in REITs, convertible bonds, securities outside the small-cap range and cash-equivalent securities. In the course of implementing its principal investment strategies, the Fund may experience a relatively high turnover rate (150% or more).


PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.


RISKS. These principal investment risks apply to the Fund: below investment grade (high yield) securities, credit, foreign securities, growth style, interest rate, liquidity, manager, market, portfolio turnover, REIT, small-cap company and value style risks. See page 14 for a more detailed discussion of these risks and other principal risks common to all Funds.

ASTON/VEREDUS AGGRESSIVE GROWTH FUND (FORMERLY ABN AMRO/VEREDUS AGGRESSIVE GROWTH FUND)


INVESTMENT OBJECTIVE

The Fund seeks to provide capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


The Fund invests primarily in growth stocks of small-cap companies whose earnings are growing, or are expected to grow, at an accelerated rate. The subadviser defines a small-cap company as one having a market capitalization of less than $1.5 billion at the time of acquisition. The subadviser looks for inefficiencies in the market caused by inaccurate expectations (e.g., earnings), focusing on companies that have:


o        expanding unit volume growth
o        increasing profit margins
o        significant new product development efforts
o        returns in excess of their cost of capital


The subadviser may also invest in mid-cap equity securities. The subadviser defines a mid-cap company as one having a market capitalization of $1.5 to $9 billion at the time of acquisition.

To help manage risk, the subadviser adheres to a strict discipline regarding the sale of securities. In the course of implementing its principal investment strategies, the Fund will likely experience a high turnover rate (200% or more).


PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.


RISKS. These principal investment risks apply to the Fund: growth style, liquidity, manager, market, mid-cap company, portfolio turnover and small-cap company risks. See page 14 for a more detailed discussion of these risks and other principal risks common to all Funds.

SECTOR FUNDS

ASTON/ABN AMRO REAL ESTATE FUND (FORMERLY ABN AMRO REAL ESTATE FUND)


INVESTMENT OBJECTIVE

The Fund seeks total return through a combination of growth and income.

PRINCIPAL INVESTMENT STRATEGIES


Under normal conditions, the Fund invests at least 80% of its assets in REITs and common stocks and other equity securities of U.S. and foreign companies principally engaged in the real estate sector. The subadviser does not invest in real estate directly. In selecting securities for the Fund, the subadviser analyzes long-term trends in property types and geographic regions. The subadviser uses a combination of a top-down and a bottom-up approach. The Fund is classified as non-diversified.


Top-down approach involves:

o        analyzing demographic and economic trends
o reviewing the real estate cycle to identify favorable geographic regions and property types

Bottom-up approach involves researching individual companies, focusing on companies with:

o        revenues primarily derived from real estate related activities
o        a significant portion of revenues from rental income
o        a management stake in performance
o        a strong balance sheet and/or consistent earnings
o internal growth prospects o potential growth from acquisition or development

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.


RISKS. These principal investment risks apply to the Fund: foreign securities, liquidity, manager, market, non-diversification, REIT and sector concentration risks. See page 14 for a detailed discussion of these risks and other principal risks common to all Funds.

ASTON/VEREDUS SCITECH FUND (FORMERLY ABN AMRO/VEREDUS SCITECH FUND)


INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


Under normal conditions, the Fund invests at least 80% of its assets in the stocks of science and technology companies whose earnings are growing, or are expected to grow, at an accelerated rate. The subadviser looks for inefficiencies in the market caused by inaccurate expectations (e.g., earnings) focusing on companies that have:


o        expanding unit volume growth
o        increasing profit margins
o        significant new product development efforts
o        returns in excess of their cost of capital

Representative industries in which the Fund may invest include computers, networking equipment, software, semiconductors, semiconductor capital equipment, communications equipment, communications services, Internet, enhanced media and information services, information technology and services, medical devices, pharmaceutical and biotechnology.


The subadviser may invest in all capitalizations, but will primarily invest in securities of small-cap and mid-cap companies.

To manage risk, the subadviser adheres to a strict discipline regarding the sale of securities. In the course of implementing its principal investment strategies, the Fund will likely experience a high turnover rate (300% or more).


PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.


RISKS. These principal investment risks apply to the Fund: growth style, liquidity, manager, market, mid-cap company, portfolio turnover, science and technology sector, sector concentration and small-cap company risks. See page 14 for a more detailed discussion of these risks and other principal risks common to all Funds.

BALANCED FUNDS

ASTON BALANCED FUND (FORMERLY ABN AMRO BALANCED FUND)


INVESTMENT OBJECTIVE

The Fund seeks growth of capital with current income by investing in a combination of equity and fixed income securities.

PRINCIPAL INVESTMENT STRATEGIES


The Fund retains two subadvisers dedicated to managing the equity and fixed-income portions of the portfolio, respectively. The Adviser determines the allocation of assets between the equity and fixed-income portions of the portfolio. The Adviser generally rebalances the portfolio quarterly and under normal circumstances, allocates 60% of assets to the equity manager and 40% of assets to the fixed-income manager.

The equity subadviser uses a bottom-up approach and invest in a combination of securities that offer potential for growth or income potential, including primarily large-cap dividend and non-dividend paying common stocks, preferred stocks and convertible securities. Companies for possible selection must pass an initial capitalization screen of $3 billion. The equity subadviser then identifies stocks of companies with the following characteristics compared to S&P 500 Index averages:


o        higher sales and operating earnings growth
o        more stable earnings growth rates
o        lower debt-to-capital ratio
o        higher return on equity


The equity subadviser also considers the quality of company management and the strength of its position among its competitors. In addition, the equity subadviser assesses the long-term economic outlook and the risk/return of securities in allocating investments among industry sectors.



With respect to fixed-income securities, the Fund may invest in securities of the U.S. government and its agencies, corporate notes and bonds, mortgage- and asset-backed securities and short-term money market instruments. The fixed-income subadviser selects securities based on its views of the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation. The fixed-income subadviser seeks to maintain an average weighted portfolio maturity of three to ten years. The fixed-income subadviser emphasizes investment grade corporate bonds.


PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.


RISKS. These principal investment risks apply to the Fund: below investment-grade (high yield) securities, call, credit, foreign securities, growth style, interest rate, liquidity, manager, market, prepayment and U.S. government agency securities risks. See page 14 for a more detailed discussion of these risks and other principal risks common to all Funds.

ASTON/MONTAG & CALDWELL BALANCED FUND (FORMERLY ABN AMRO/MONTAG & CALDWELL BALANCED FUND)


INVESTMENT OBJECTIVE

The Fund seeks long-term total return.

PRINCIPAL INVESTMENT STRATEGIES


The Fund invests primarily in a combination of equity, fixed income and short-term securities. Generally, between 50% and 70% of the Fund's total assets will be invested in equity securities, and at least 25% will be invested in fixed income securities to provide a stable flow of income. The portfolio allocation will vary based upon the subadviser's assessment of the return potential of each asset class. For equity investments, the subadviser uses a bottom-up approach to stock selection, focusing on high quality, well-established companies that:


o        have a strong history of earnings growth
o are attractively priced, relative to the company's potential for above average long-term earnings and revenue growth
o        have strong balance sheets
o        have a sustainable competitive advantage
o        are currently, or have the potential to become, industry leaders
o        have the potential to outperform during market downturns


When selecting fixed income securities, the subadviser strives to maximize total return and minimize risk primarily by actively adjusting the portfolio's duration and sector weightings. Emphasis is also placed on diversification and credit analysis.


The Fund will invest only in fixed income securities with an "A" or better rating. Investments will include:

o        U.S. government securities
o        corporate bonds
o        mortgage/asset-backed securities
o        money market securities and repurchase agreements

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.


RISKS. These principal investment risks apply to the Fund: credit, growth style, interest rate, liquidity, manager, market, prepayment and U.S. government agency securities risks. See page 14 for a more detailed discussion of these risks and other principal risks common to all Funds.

FIXED INCOME FUNDS

ASTON/TCH FIXED INCOME FUND
(FORMERLY ABN AMRO BOND FUND)


INVESTMENT OBJECTIVE

The Fund seeks high current income consistent with prudent risk of capital.

PRINCIPAL INVESTMENT STRATEGIES


Under normal conditions, the Fund invests at least 80% of its assets in bonds, primarily intermediate-term investment-grade bonds, fixed income securities. The Fund may invest in securities of the U.S. government and its agencies, corporate notes and bonds, mortgage- and asset-backed securities and short-term money market instruments. The subadviser selects securities based on its views of the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation. The subadviser seeks to maintain an average weighted portfolio maturity of three to ten years. The subadviser emphasizes investment grade corporate bonds; but may invest in high yield securities.


PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.


RISKS. These principal investment risks apply to the Fund: below investment grade (high yield) securities, call, credit, foreign securities, interest rate, liquidity, manager, prepayment and U.S. government agency securities risks. See page 14 for a more detailed discussion of these risks and other principal risks common to all Funds.

ASTON/TCH INVESTMENT GRADE BOND FUND (FORMERLY ABN AMRO INVESTMENT GRADE BOND
FUND)


INVESTMENT OBJECTIVE

The Fund seeks to provide total return.

PRINCIPAL INVESTMENT STRATEGIES


Under normal conditions, the Fund invests at least 80% of its net assets in a diversified portfolio of investment grade fixed income securities. The Fund may invest in securities of the U.S. government and its agencies, corporate notes and bonds, mortgage- and asset-backed securities and short-term money market instruments. The subadviser selects securities based on its views of the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation. The subadviser seeks to maintain an average weighted portfolio maturity of three to ten years. The subadviser emphasizes investment grade corporate bonds.


PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.


RISKS. These principal investment risks apply to the Fund: call, credit, foreign securities, interest rate, liquidity, manager, prepayment and U.S. government agency securities risk. See page 14 for a more detailed discussion of these risks and other principal risks common to all Funds.

ASTON/ABN AMRO HIGH YIELD BOND FUND (FORMERLY ABN AMRO HIGH YIELD BOND FUND)


INVESTMENT OBJECTIVE

The Fund seeks to provide interest income and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


Under normal circumstances, the Fund invests at least 80% of its net assets in high yield bonds, also known as junk bonds. High yield bonds are considered to be those rated BB+/Ba1 or below by Standard & Poor's/Moody's or judged by the subadviser to be of equivalent quality. The Fund may invest in foreign bonds. In deciding which securities to buy and sell, the subadviser uses a combined top-down and bottom-up approach. The subadviser constructs the portfolio by using a combination of industry fundamental analysis, company and capital structure analysis, relative value assessment, and risk management techniques. The subadviser normally expects to maintain a minimum B average rating.


PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.


RISKS. These principal investment risks apply to the Fund: below investment grade (high yield) securities, call, credit, foreign securities, interest rate, liquidity and manager risk. See page 14 for a more detailed discussion of these risks and other principal risks common to all Funds.

ASTON/MCDONNELL MUNICIPAL BOND FUND (FORMERLY ABN AMRO MUNICIPAL BOND FUND)


INVESTMENT OBJECTIVE

The Fund seeks a high level of current interest income exempt from federal income tax consistent with preservation of capital by investing primarily in intermediate-term municipal securities.

PRINCIPAL INVESTMENT STRATEGIES


To provide tax-exempt income for investors, the Fund primarily invests (as a fundamental policy, 80% or more of total assets) in municipal fixed-income securities such as revenue bonds, insured bonds, general obligation bonds and government-guaranteed escrow bonds. The subadviser selects securities based on its view of the future direction of interest rates and the shape of the yield curve, as well as its view on credit quality and sector allocation issues. Where possible, the subadviser will attempt to acquire securities that are underpriced relative to other eligible securities. The subadviser strives to maintain a dollar-weighted average maturity of between three and ten years.

The Fund may invest all of its assets in bonds whose interest may be subject to the alternative minimum tax. The Fund may invest more than 25% of its assets in municipal securities whose interest is paid from revenues of similar projects, or in industrial development bonds.


PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.


RISKS. These principal investment risks apply to the Fund: call, credit, interest rate, liquidity, manager and municipal securities risks. See page 14 for a more detailed discussion of these risks and other principal risks common to all Funds.

MONEY MARKET FUND

ASTON/ABN AMRO INVESTOR MONEY MARKET FUND (formerly ABN AMRO Investor Money Market Fund)


INVESTMENT OBJECTIVE

The Fund seeks as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

PRINCIPAL INVESTMENT STRATEGIES


The Fund invests substantially all of its assets in high quality money market instruments issued by corporations, banks and the U.S. government or its agencies or instrumentalities and repurchase agreements involving these instruments. The Fund may also invest in U.S. dollar-denominated securities of foreign issuers. The dollar-weighted average maturity of the securities in the Fund is 90 days or less.

AAAM:


o structures the Fund's portfolio based on interest rates, market conditions and liquidity needs
o monitors the credit quality ratings of the Fund's investments and may adjust the Fund's average maturity in anticipation of changes in short-term interest rates
o        selects securities that:
         o        are denominated in U.S. dollars
         o        have high credit quality and minimal credit risk
         o        mature or reset in 397 days or less

PRINCIPAL RISKS OF INVESTING IN THIS FUND

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions.


RISKS. These principal investment risks apply to the Fund: credit, foreign securities, inflation, interest rate, liquidity, manager and U.S. government agency securities risks. See page 14 for a more detailed discussion of these risks and other principal risks common to all Funds.

PRINCIPAL INVESTMENT RISKS

RISKS THAT APPLY TO THE FUNDS

BELOW INVESTMENT GRADE (HIGH YIELD)

SECURITIES RISK: Bonds and other fixed income securities are rated by national ratings agencies. These ratings generally assess the ability of the issuer to pay principal and interest. Issuers of securities that are rated below investment grade (i.e., Ba1/BB+ or lower) and their unrated equivalents are typically in poor financial health, and their ability to pay interest and principal is uncertain. The prices of such securities may be more vulnerable to bad economic news, or even the expectation of bad news, than higher rated or investment grade bonds and other fixed income securities.

CALL RISK: Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increased likelihood of a call may reduce the security's price. If a fixed income security is called, a fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and negatively affect a fund's share price or yield.

FOREIGN SECURITIES RISK: Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

o CURRENCY RISK: The value of the securities held by a fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms.

o POLITICAL/ECONOMIC RISK: Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in a fund.

o REGULATORY RISK: In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies.

GROWTH STYLE RISK: Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, a fund's performance may suffer.

INFLATION RISK: Inflation risk is the risk that inflation may erode the real value of an investment in the fund.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. Interest rate changes will impact high yield bonds in different ways depending on credit ratings. BB rated bonds are more vulnerable to prevailing rates and act more like their investment grade counterparts. For bonds rated B and below, credit risk is more significant than interest rate risk. Therefore, a fund that maintains a minimum B rating should anticipate higher interest rate risks but lower credit risks than a fund that invests in lower quality issuers.

LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.


MANAGER RISK: The performance of a fund is dependent upon the Adviser's skill in selecting other managers and the subadviser's skill in making appropriate investments. As a result, a fund may underperform the stock or fixed income market or its peers. Also, a fund could fail to meet its investment objective.


MARKET RISK: A fund's share price can move down in response to stock market conditions, changes in the economy or a particular company's stock price changes. An individual stock may decline in value even when the value of stocks in general is rising.

MID-CAP COMPANY RISK: Investments in mid-cap companies may entail greater risks than investments in larger, more established companies. Mid-cap companies generally have narrower product lines, more limited financial resources and a more limited trading market for their stocks compared with larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

MUNICIPAL SECURITIES RISK: Municipal securities are backed by the entities that issue them and/or other revenue streams. Like other fixed income securities, changes in interest rates and the credit rating or financial condition of the issuer affects securities' prices. A fund may be more sensitive to an adverse economic, business or political development if it invests more than 25% of its assets in municipal investments whose interest is paid solely from revenues of similar projects, or in industrial development bonds.

NON-DIVERSIFICATION RISK: A non-diversified fund may invest a larger percentage of its assets in a given security than a diversified fund. As a result, it may be more susceptible to a single adverse economic, political or regulatory occurrence affecting one or more issuers in which a large percentage of its assets is invested and may experience increased volatility due to its investments in those securities.

PORTFOLIO TURNOVER RISK: Frequent trading of a fund's securities may result in a higher than average level of capital gains and will result in greater transaction costs to a fund. A higher level of capital gains can result in more frequent distributions with greater income tax consequences. To the extent distributions to shareholders are made from short-term capital gains of a fund (i.e., net capital gain on securities held by a fund for one year or less minus any net capital losses on securities held by a fund for more than one year), the distributions will be taxed at ordinary income rates for federal income tax purposes, rather than at lower capital gains rates. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact a fund's performance.

PREPAYMENT RISK: Mortgage-backed securities carry prepayment risks. Prices and yields of mortgage-backed securities assume that the underlying mortgages will be paid off according to a preset schedule. If the underlying mortgages are paid off early, such as when homeowners refinance as interest rates decline, a fund may be forced to reinvest the proceeds in lower yielding, higher priced securities. This may reduce a fund's total return.

REIT RISK: REITs are publicly traded entities that invest in office buildings, apartment complexes, industrial facilities, shopping centers and other commercial spaces. REITs issue stocks, and most REIT stocks trade on the major stock exchanges or over-the-counter. A REIT's return may be adversely affected when interest rates are high or rising.

SCIENCE AND TECHNOLOGY SECTOR RISK: Companies which compete on the basis of proprietary science or technology face unique risks. Products or services for given companies may or may not prove to be commercially viable. Additionally, rapid changes in technology may result in a particular company's products or services becoming obsolete.

SECTOR CONCENTRATION RISK: Investing in sector-specific funds may entail greater risks than investing in funds diversified across sectors. Because such a fund may invest in a limited number of industries within a sector, the fund may be subject to a greater level of market risk and its performance may be more volatile.

SMALL-CAP COMPANY RISK: Investing in securities of small-cap companies may involve greater risks than investing in securities of larger, more established issuers. Small-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap companies are typically subject to greater changes in earnings and business prospects than larger companies.

U.S. GOVERNMENT AGENCY SECURITIES RISK: Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the issuer or instrumentality. While the U.S. government is able to provide financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the U.S. Treasury.

VALUE STYLE RISK: Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are lower than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, a fund's return may be adversely affected during market downturns and when value stocks are out of favor.

RISK SUMMARY


The following chart compares the principal risks of investing in each Aston Fund. More information about the risks associated with investing in Aston Funds can also be found in the Statement of Additional Information (SAI).




                            Below
                            Investment
                            Grade
                            (High Yield)                      Foreign     Growth                 Interest
                            Securities     Call     Credit   Securities   Style     Inflation     Rate       Liquidity      Manager
FUND
Aston/River Road Dynamic
  Equity Income                                                 X                                                X             X
Aston/ABN AMRO Growth                                 X                     X                       X            X             X
Aston/Montag & Caldwell
  Growth                                                                    X                                    X             X
Aston/TAMRO Large Cap
  Value                                                         X                                                X             X
Aston Value                                                     X                                                X             X
Aston/Veredus Select
  Growth                                                                    X                                    X             X
Aston/Optimum Mid Cap                                           X           X                                    X             X
Aston/ABN AMRO Mid Cap
  Growth                                                                    X                                    X             X
Aston/River Road Small
  Cap Value                                                     X                                                X             X
Aston/TAMRO Small Cap          X                      X         X           X                       X            X             X
Aston/Veredus Aggressive
  Growth                                                                    X                                    X             X
Aston/ABN AMRO Real
  Estate                                                        X                                                X             X
Aston/Veredus SciTech                                                       X                                    X             X
Aston Balanced                 X            X         X         X           X                       X            X             X
Aston/Montag & Caldwell
  Balanced                                            X                     X                       X            X             X
Aston/TCH Fixed Income         X            X         X         X                                   X            X             X
Aston/TCH Investment
  Grade Bond                                X         X         X                                   X            X             X
Aston/ABN AMRO High
  Yield Bond                   X            X         X         X                                   X            X             X
Aston/McDonnell
  Municipal Bond                            X         X                                             X            X             X
ABN AMRO Investor Money
  Market                                              X         X                       X           X            X             X







                                       Mid-Cap         Municipal             Non          Portfolio
                            Market     Company         Securities      -Diversification   Turnover     Prepayment     REIT
FUND
Aston/River Road Dynamic
  Equity Income               X           X                                                                             X
Aston/ABN AMRO Growth         X
Aston/Montag & Caldwell
  Growth                      X
Aston/TAMRO Large Cap
  Value                       X
Aston Value                   X                                                                                         X
Aston/Veredus Select
  Growth                      X           X                                                   X
Aston/Optimum Mid Cap         X           X
Aston/ABN AMRO Mid Cap
  Growth                      X           X
Aston/River Road Small
  Cap Value                   X           X                                                   X                         X
Aston/TAMRO Small Cap         X                                                               X                         X
Aston/Veredus Aggressive
  Growth                      X           X                                                   X
Aston/ABN AMRO Real
  Estate                      X                                               X                                         X
Aston/Veredus SciTech         X           X                                                   X
Aston Balanced                X                                                                             X
Aston/Montag & Caldwell
  Balanced                    X                                                                             X
Aston/TCH Fixed Income                                                                                      X
Aston/TCH Investment
  Grade Bond                                                                                                X
Aston/ABN AMRO High
  Yield Bond
Aston/McDonnell
  Municipal Bond                                          X
ABN AMRO Investor Money
  Market




                                  Science                                         U.S.
                                   and                                         Government
                                Technology         Sector       Small-Cap        Agency          Value
                                  Sector        Concentration    Company       Securities        Style
FUND
Aston/River Road Dynamic
  Equity Income                                                   X                                X
Aston/ABN AMRO Growth
Aston/Montag & Caldwell
  Growth
Aston/TAMRO Large Cap
  Value                                                                                            X
Aston Value                                                                                        X
Aston/Veredus Select
  Growth
Aston/Optimum Mid Cap                                             X                                X
Aston/ABN AMRO Mid Cap
  Growth
Aston/River Road Small
  Cap Value                                                       X                                X
Aston/TAMRO Small Cap                                             X                                X
Aston/Veredus Aggressive
  Growth                                                          X
Aston/ABN AMRO Real
  Estate                                           X
Aston/Veredus SciTech              X               X              X
Aston Balanced                                                                   X
Aston/Montag & Caldwell
  Balanced                                                                       X
Aston/TCH Fixed Income                                                           X
Aston/TCH Investment
  Grade Bond                                                                     X
Aston/ABN AMRO High
  Yield Bond
Aston/McDonnell
  Municipal Bond
ABN AMRO Investor Money
  Market                                                                         X


ASTON/RIVER ROAD DYNAMIC EQUITY INCOME FUND (FORMERLY ASTON/RIVER ROAD DYNAMIC EQUITY INCOME FUND)


FUND PERFORMANCE


The Fund is new and does not have a full calendar year of operations. Performance information since the Fund's inception can be found in the Fund's annual and semi-annual reports.

ASTON/ABN AMRO GROWTH FUND (FORMERLY ABN AMRO GROWTH FUND)


FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

(BAR CHART)


Year-to-date performance for the period ending 6/30/06 was ____%.


The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based securities market index. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                           AVERAGE ANNUAL TOTAL RETURN
                    (For the periods ended December 31, 2005)



                                 1 Year    5 Years   10 Years
                                --------   --------  --------
Aston/ABN AMRO Growth
   Fund:(a)
   Return Before Taxes            1.03%     -1.92%     9.42%
   Return After Taxes on
      Distributions               0.32%     -2.07%     8.54%
   Return After Taxes on
      Distributions and
      Sale of Fund Shares         1.63%     -1.62%     8.09%
                                --------   --------  --------
S&P 500 Index(b)                  4.91%      0.54%     9.07%
                                --------   --------  --------



(a)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.

(b)Reflects no deduction for taxes, expenses or fees.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

ASTON/MONTAG & CALDWELL GROWTH FUND
(FORMERLY ABN AMBRO/MONTAG & CALDWELL GROWTH FUND)


FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

                                  (BAR GRAPH)

                     Best quarter:          12/98     26.94%
                     Worst quarter:          3/01    -15.56%



Year-to-date performance for the period ending 6/30/06 was ____%.


The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based securities market index. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                          AVERAGE ANNUAL TOTAL RETURN
                    (For the periods ended December 31, 2005)


                                                1 Year     5 Years     10 Years
--------------------------------------------------------------------------------
Aston/Montag & Caldwell
   Growth Fund:(a)
   Return Before Taxes                           5.36%      -2.98%       8.45%
   Return After Taxes on Distributions           5.32%      -3.00%       7.93%
   Return After Taxes on Distributions and
      Sale of Fund Shares                        3.54%      -2.51%       7.39%
--------------------------------------------------------------------------------
S&P 500 Index(b)                                 4.91%       0.54%       9.07%
--------------------------------------------------------------------------------


(a) Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.

(b) Reflects no deduction for taxes, expenses or fees.



ASTON/TAMRO LARGE CAP VALUE FUND (FORMERLY ABN AMRO/TAMRO LARGE CAP VALUE FUND)


FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

                                  (BAR GRAPH)

                     Best quarter:           6/03     19.96%
                     Worst quarter:          9/02    -15.12%


Year-to-date performance for the period ending 6/30/06 was ____%.


The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based securities market index. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                          AVERAGE ANNUAL TOTAL RETURN
                    (For the periods ended December 31, 2005)


                                                                       Since
                                                1 Year     5 Years  Inception(a)
--------------------------------------------------------------------------------
Aston/TAMRO Large Cap
   Value Fund:(b)
   Return Before Taxes                           4.71%       4.27%       5.55%
   Return After Taxes on Distributions           4.62%       4.11%       5.39%
   Return After Taxes on Distributions and
      Sale of Fund Shares                        3.18$       3.60%       4.72%
--------------------------------------------------------------------------------
S&P/Citigroup Value Index(c)(d)                  5.84%       2.43%       3.40%
--------------------------------------------------------------------------------



After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(a) Fund's inception: November 30, 2000. Index data computed from November 30, 2000.
(b) Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.
(c) Reflects no deduction for taxes, expenses or fees.

(d) Standard & Poor's replaced the S&P/BARRA Value Index (the "Old Index") with the S&P Citigroup Value Index (the "New Index") effective December 2005. The methodology of the New Index differs from that of the Old Index.


ASTON VALUE FUND (FORMERLY ABN AMRO VALUE FUND)


FUND PERFORMANCE


The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance. The Common share class and Investor share class of Aston Value Fund were reorganized into Class N shares of the Fund on September 27, 2001, and the Fund adopted the name of its predecessor. Performance figures shown below include the performance of the Common share class of the predecessor fund.


                           CALENDAR YEAR TOTAL RETURN

                                  (BAR GRAPH)


                     Best quarter:           6/97     15.69%
                     Worst quarter:          9/98    -18.05%

Year-to-date performance for the period ending 6/30/06 was ____%.


The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of broad-based securities market indices. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                           AVERAGE ANNUAL TOTAL RETURN
                    (For the periods ended December 31, 2005)


                                                1 Year     5 Years     10 Years
--------------------------------------------------------------------------------
Aston Value Fund:(a)
   Return Before Taxes                           6.27%       3.00%       7.81%
   Return After Taxes on Distributions           5.80%       2.57%       5.87%
   Return After Taxes on Distributions and
      Sale of Fund Shares                        4.69%       2.41%       5.91%
--------------------------------------------------------------------------------
Russell 1000 Index(b)                            6.27%       1.07%       9.29%
--------------------------------------------------------------------------------
Russell 1000 Value Index(b)                      7.05%       5.28%      10.94%
--------------------------------------------------------------------------------


(a) Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.
(b) Reflects no deduction for taxes, expenses or fees.



ASTON/VEREDUS SELECT GROWTH FUND
(FORMERLY ABN AMRO/VEREDUS SELECT GROWTH FUND)


FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

                                  (BAR GRAPH)


                     Best quarter:           6/03     17.21%
                     Worst quarter:          9/02    -15.81%

Year to date performance for the period ended 6/30/06 was ____%


The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of broad-based securities market indices. All figures assume


After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

reinvestment of dividends and distributions. It is not possible to invest in an index.

                           AVERAGE ANNUAL TOTAL RETURN
                    (For the periods ended December 31, 2005)


                                                                       Since
                                                         1 Year     Inception(a)
--------------------------------------------------------------------------------
Aston/Veredus Select
   Growth Fund:(b)
   Return Before Taxes                                    9.27%         5.83%
   Return After Taxes on Distributions                    9.25%         5.83%
   Return After Taxes on Distributions and
      Sale of Fund Shares                                 6.05%         5.02%
--------------------------------------------------------------------------------
Russell 1000 Index(c)                                     6.27%         4.77%
--------------------------------------------------------------------------------
Russell 1000 Growth Index(c)                              5.26%         1.15%
--------------------------------------------------------------------------------




(a) Fund's inception: December 31, 2001. Index data computed from December 31, 2001.
(b) Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.
(c) Reflects no deduction for taxes, expenses or fees.





ASTON/OPTIMUM MID CAP FUND (FORMERLY ABN AMRO MID CAP FUND)


FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                          CALENDAR YEAR TOTAL RETURN*

                                  (BAR GRAPH)


                     Best quarter:           6/03     30.10%
                     Worst quarter:          9/02    -19.54%


Year-to-date performance for the period ending 6/30/06 was ____%.


The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based securities market index. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                           AVERAGE ANNUAL TOTAL RETURN*
                    (For the periods ended December 31, 2005)


                                                1 Year     5 Years     10 Years
--------------------------------------------------------------------------------
Aston/Optimum Mid Cap:(a)
   Return Before Taxes                           1.32%      10.13%      13.24%
   Return After Taxes on Distributions           0.77%       9.84%      11.73%
   Return After Taxes on Distributions and
      Sale of Fund Shares                        1.61%       8.81%      10.98%
--------------------------------------------------------------------------------
S&P 400 Mid-Cap Index(b)                        12.56%       8.60%      14.36%
--------------------------------------------------------------------------------


(a) Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.
(b) Reflects no deduction for taxes, expenses or fees.


*Optimum Investment Advisors, LLC became the subadviser in October 2003. Performance prior to that date reflects the performance of a previous subadviser. However, the Fund's portfolio manager has not changed. For more information, see "The Advisers and Subadvisers" on page __.



ASTON/ABN AMRO MID CAP GROWTH FUND
(FORMERLY ABN AMRO MID CAP GROWTH FUND)


FUND PERFORMANCE

The Fund is new and does not have a full calendar year of operations. Performance information will be included in the Fund's first annual or semi-annual report.



ASTON/RIVER ROAD SMALL CAP VALUE FUND
(FORMERLY ABN AMRO RIVER ROAD SMALL CAP VALUE FUND)


FUND PERFORMANCE

The Fund is new and does not have a full calendar year of operations. Performance information since the Fund's inception can be found in the Fund's semi-annual and annual report.


After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

ASTON/TAMRO SMALL CAP FUND
(FORMERLY ABN AMRO/TAMRO SMALL CAP FUND)


FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

                                  (BAR GRAPH)


                     Best quarter:           6/03     25.28%

                     Worst quarter:          9/02    -21.53%

Year-to-date performance for the period ended 6/30/06 was _____%.

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based securities market index. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                           AVERAGE ANNUAL TOTAL RETURN
                    (For the periods ended December 31, 2005)


                                                                      Since
                                                1 Year     5 Years  Inception(a)
--------------------------------------------------------------------------------
Aston/TAMRO Small Cap
   Fund:(b)
   Return Before Taxes                           2.34%      12.66%      14.40%
   Return After Taxes on Distributions           2.34%      11.59%      13.33%
   Return After Taxes on Distributions and
      Sale of Fund Shares                        1.52%      10.60%      12.18%
--------------------------------------------------------------------------------
Russell 2000 Index(c)                             4.55%       8.22%       9.85%
--------------------------------------------------------------------------------


(a) Fund's inception: November 30, 2000. Index data computed from November 30, 2000.
(b) Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced. (c)Reflects no deduction for taxes, expenses or fees.



ASTON/VEREDUS AGGRESSIVE GROWTH FUND
(FORMERLY ABN AMRO/VEREDUS AGGRESSIVE GROWTH FUND)


FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

                                  (BAR GRAPH)


                     Best quarter:          12/99     44.67%
                     Worst quarter:          9/02    -21.68%


Year-to-date performance for the period ended 6/30/06 was ____%.


After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of broad-based securities market indices. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                           AVERAGE ANNUAL TOTAL RETURN
                    (For the periods ended December 31, 2005)


                                                                       Since
                                                1 Year     5 Years  Inception(a)
--------------------------------------------------------------------------------
Aston/Veredus Aggressive
   Growth Fund:(b)
   Return Before Taxes                           2.29%      -2.77%      13.05%
   Return After Taxes on Distributions           2.29%      -2.77%      11.54%
   Return After Taxes on Distributions and
      Sale of Fund Shares                        1.49%      -2.34%      10.61%
--------------------------------------------------------------------------------
Russell 2000 Index(c)                            4.55%       8.22%       6.66%
--------------------------------------------------------------------------------
Russell 2000 Growth Index(c)                     4.15%       2.28%       2.38%
--------------------------------------------------------------------------------


(a) Fund's inception: June 30, 1998. Index data computed from June 30, 1998.
(b) Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.
(c) Reflects no deduction for taxes, expenses or fees.



ASTON/ABN AMRO REAL ESTATE FUND (FORMERLY ABN AMRO REAL ESTATE FUND)


FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance. The Common share class and Investor share class of Aston/ABN AMRO Real Estate Fund were reorganized into Class N shares of the Fund on September 27, 2001, and the Fund adopted the name of its predecessor. Performance figures shown below include the performance of the Common share class of the predecessor fund.

                           CALENDAR YEAR TOTAL RETURN

                                  (BAR GRAPH)


                     Best quarter:          12/04     16.96%
                     Worst quarter:          9/99    -10.05%

Year-to-date performance for the period ended 6/30/06 was ____%.


The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based securities market index. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                           AVERAGE ANNUAL TOTAL RETURN
                    (For the periods ended December 31, 2005)


                                                                       Since
                                                1 Year     5 Years  Inception(a)
--------------------------------------------------------------------------------
Aston Real Estate Fund:(b)
   Return Before Taxes                          13.17%      18.22%      12.17%
   Return After Taxes on Distributions          10.86%      16.20%      10.23%
   Return After Taxes on Distributions and
      Sale of Fund Shares                       10.92%      15.05%       9.59%
--------------------------------------------------------------------------------
MSCI US REIT Index(c)(d)                        12.13%      18.70%      11.39%
--------------------------------------------------------------------------------


(a) Fund's inception: December 30, 1997. Index data computed from December 31, 1997.
(b) Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.
(c) Reflects no deduction for taxes, expenses or fees.
(d) The Morgan Stanley REIT Equity Index changed its name to MSCI US REIT Index on June 20, 2005.


After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

ASTON/VEREDUS SCITECH FUND (FORMERLY ABN AMRO/VEREDUS SCITECH FUND)


FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

                                  (BAR GRAPH)


                     Best quarter:          12/01     33.28%
                     Worst quarter:          6/02    -26.69%


Year-to-date performance for the period ended 6/30/06 was ____%.


The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based securities market index. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                           AVERAGE ANNUAL TOTAL RETURN
                    (For the periods ended December 31, 2005)


                                                                       Since
                                                1 Year     5 Years  Inception(a)
--------------------------------------------------------------------------------
Aston/Veredus SciTech
   Fund:(b)
   Return Before Taxes                          -0.68%      -4.19%      -5.35%
   Return After Taxes on Distributions          -0.68%      -4.21%      -5.41%
   Return After Taxes on Distributions and
      Sale of Fund Shares                       -0.44%      -3.52%      -4.49%
--------------------------------------------------------------------------------
PSE Technology Index(c)                          7.36%       0.53%      -4.88%
--------------------------------------------------------------------------------


(a) Fund's inception: June 30, 2000. Index data computed from June 30, 2000.
(b) Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.
(c) Reflects no deduction for taxes, expenses or fees.



ASTON BALANCED FUND (FORMERLY ABN AMRO BALANCED FUND)


FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN*

                                  (BAR GRAPH)


                     Best quarter:          12/98     14.75%
                     Worst quarter:          9/01     -9.54%

Year-to-date performance for the period ended 6/30/06 was ____%.


The following table indicates how the Fund's average annual returns for different calendar

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

periods compared to the returns of broad-based securities market indices. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                          AVERAGE ANNUAL TOTAL RETURN*
                    (For the periods ended December 31, 2005)


                              1 Year  5 Years   10 Years
-----------------------------------------------------------
Aston Balanced Fund:(a)
   Return Before Taxes         1.62%    0.87%    8.17%
   Return After Taxes on
      Distributions            0.43%   -0.15%    6.58%
   Return After Taxes on
      Distributions and
      Sale of
      Fund Shares              2.25%    0.38%    6.44%
-----------------------------------------------------------
S&P 500 Index(b)               4.91%    0.54%    9.07%
-----------------------------------------------------------
Lehman Brothers U.S.
   Aggregate Bond Index(b)     2.43%    5.87%    6.16%
-----------------------------------------------------------
60% S&P 500 Index/40%
   Lehman Brothers U.S.
   Aggregate Bond Index        3.99%    2.98%    8.23%
-----------------------------------------------------------



(a)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.

(b)Reflects no deduction for taxes, expenses or fees.
*ABN AMRO Asset Management, Inc. ("AAAM") served as the Fund's investment adviser from inception through __________. As of __________, AAAM manages the equity component of the portfolio and Taplin, Canida & Habacht, Inc. manages the fixed-income component. The performance of the Fund may have been different if the current multi-manager structure had been in place.



ASTON/MONTAG & CALDWELL BALANCED FUND (FORMERLY ABN AMRO/MONTAG & CALDWELL BALANCED FUND)


FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

(BAR CHART)


Best quarter:        12/98       16.94%
Worst quarter:        3/01       -9.14%

Year-to-date performance for the period ended 6/30/06 was ____%.


The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of broad-based securities market indices. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                           AVERAGE ANNUAL TOTAL RETURN
                    (For the periods ended December 31, 2005)


                              1 Year  5 Years   10 Years
-----------------------------------------------------------
Aston/Montag & Caldwell
   Balanced Fund:(a)
   Return Before Taxes         3.38%   -0.28%    7.28%
   Return After Taxes on
      Distributions            3.00%   -0.81%    6.04%
   Return After Taxes on
      Distributions and
      Sale of
      Fund Shares              2.36%   -0.53%    5.73%
-----------------------------------------------------------
S&P 500 Index(b)               4.91%    0.54%    9.07%
-----------------------------------------------------------
Lehman Brothers U.S.
   Government Credit Bond
   Index(b)                    2.37%    6.11%    6.17%
-----------------------------------------------------------
60% S&P 500 Index/40%
   Lehman Brothers U.S.
   Government Credit Bond
   Index                       3.99%    3.10%    8.26%
-----------------------------------------------------------


(a)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.
(b)Reflects no deduction for taxes, expenses or fees.


After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

ASTON/TCH FIXED INCOME FUND (FORMERLY ABN AMRO BOND FUND)


FUND PERFORMANCE (CONTINUED)

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN*

(BAR CHART)


Best quarter:         9/01        4.09%
Worst quarter:        6/04       -2.54%

Year-to-date performance for the period ended 6/30/06 was _____%.


The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based securities market index. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.


                          AVERAGE ANNUAL TOTAL RETURN*
                    (For the periods ended December 31, 2005)



                              1 Year  5 Years   10 Years
-----------------------------------------------------------
Aston/TCH Fixed Income
   Fund:(a)
   Return Before Taxes         1.36%    4.77%    5.44%
   Return After Taxes on
      Distributions           -0.32%    2.85%    3.19%
   Return After Taxes on
      Distributions and
      Sale of
      Fund Shares              0.88%    2.92%    3.24%
-----------------------------------------------------------
Lehman Brothers U.S.           2.43%    5.87%    6.16%
   Aggregate Bond Index(b)
-----------------------------------------------------------


(a)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.
(b)Reflects no deduction for taxes, expenses or fees.
*Taplin, Canida & Habacht, Inc. became the subadviser as of ____________. Performance prior to that date reflects the performance of a previous investment adviser.


ASTON/TCH INVESTMENT GRADE BOND FUND (FORMERLY ABN AMRO INVESTMENT GRADE BOND
FUND)


FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.


                          CALENDAR YEAR TOTAL RETURN*


(BAR CHART)


Best quarter:         9/04        2.37%
Worst quarter:        6/04       -2.47%

Year-to-date performance for the period ended 6/30/06 was _____%


After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based securities market index. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                          AVERAGE ANNUAL TOTAL RETURN*
                    (For the periods ended December 31, 2005)


                                  1 Year      Since
                                          Inception(a)
--------------------------------------------------------
Aston/TCH Investment Grade
   Bond Fund:(b)
   Return Before Taxes            1.17%      1.33%
   Return After Taxes and
      Distributions              -0.22%     -0.29%
   Return After Taxes and
      Distributions and
      Sale of Fund
      Shares                      0.76%      0.28%
--------------------------------------------------------
Lehman Brothers Intermediate      2.01%      2.53%
   U.S. Aggregate Bond Index(c)
--------------------------------------------------------


(a)Fund's inception: June 30, 2003. Index data computed from June 30, 2003.
(b)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.
(c)Reflects no deduction for taxes, expenses or fees.
*Taplin, Canida & Habacht, Inc. became the subadviser as of ____________. Performance prior to that date reflects the performance of a previous investment adviser.


ASTON/ABN AMRO HIGH YIELD BOND FUND (FORMERLY ABN AMRO HIGH YIELD BOND FUND)


FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN
(BAR CHART)


Best quarter:         9/04        4.74%
Worst quarter:        3/05       -1.38%

Year-to-date performance for the period ended 6/30/06 was ____%.


The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of broad-based securities market indices. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                           AVERAGE ANNUAL TOTAL RETURN
                    (For the periods ended December 31, 2005)


                                  1 Year      Since
                                          Inception(a)
--------------------------------------------------------
Aston/ABN AMRO High Yield
   Bond Fund:(b)
   Return Before Taxes            3.12%      7.37%
   Return After Taxes on
      Distributions               0.56%      4.72%
   Return After Taxes on
      Distributions and
      Sale of Fund
      Shares                      1.99%      4.75%
--------------------------------------------------------
Merrill Lynch U.S.                2.78%      8.91%
   High Yield Master II
   Constrained Index(c)
--------------------------------------------------------
Merrill Lynch U.S.
   High Yield Master II
   Index(c)(d)                    2.74%      8.92%
--------------------------------------------------------

(a)Fund's inception: June 30, 2003. Index data computed from June 30, 2003.
(b)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.
(c)The Fund's benchmark index was changed from the Merrill Lynch U.S. High Yield Master II Index to the Merrill Lynch U.S. High Yield Master II Constrained Index effective June 1, 2005 to more accurately reflect the risk profile of the Fund.
(d)Reflects no deduction for taxes, expenses or fees.

ASTON/MCDONNELL MUNICIPAL BOND FUND (FORMERLY ABN AMRO MUNICIPAL BOND FUND)


FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                          CALENDAR YEAR TOTAL RETURN

(BAR CHART)

Best quarter:         9/02        4.22%
Worst quarter:        6/99       -2.13%

Year-to-date performance for the period ended 6/30/06 was _____%.


The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based securities market index. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.


                          AVERAGE ANNUAL TOTAL RETURN*
                    (For the periods ended December 31, 2005)

                              1 Year  5 Years   10 Years
-----------------------------------------------------------
Aston/McDonnell Municipal
   Bond Fund:(a)
   Return Before Taxes         1.70%    4.47%    4.39%
   Return After Taxes on
      Distributions            1.65%    4.38%    4.34%
   Return After Taxes on
      Distributions and
      Sale of
      Fund Shares              2.29%    4.35%    4.33%
-----------------------------------------------------------
Lehman Brothers Municipal      0.95%    4.62%    4.78%
   Five-Year General
   Obligations Bond
   Index(b)
-----------------------------------------------------------


(a)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.
(b)Reflects no deduction for taxes, expenses or fees.
*McDonnell Investment Management, LLC became the subadviser as of _________, 2006. Performance prior to that date reflects the performance of a previous investment adviser.


ASTON/ABN AMRO INVESTOR MONEY MARKET FUND


FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN




Best quarter:        12/00        1.56%
Worst quarter:       12/03        0.14%

Year-to-date performance for the period ended 6/310/06 was ____%.


The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of iMoneyNet First Tier Retail Average. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                           AVERAGE ANNUAL TOTAL RETURN
                    (For the periods ended December 31, 2005)


                              1 Year  5 Years   10 Years
-----------------------------------------------------------
Aston/ABN AMRO Investor        2.70%    1.83%    3.53%
   Money Market Fund:(a)
-----------------------------------------------------------
iMoneyNet First Tier
   Retail Average              2.45%    1.65%    3.35%
-----------------------------------------------------------


(a)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.


To obtain the Fund's current yield, please call 800 992-8151 or visit our Web site at ______________________.


After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FUND EXPENSES

As an investor in the Funds, you pay certain indirect fees and expenses, which are described in the table below.


SHAREHOLDER FEES
As a benefit of investing in Class N shares of Aston Funds, you do not incur any sales loads or exchange fees and generally no redemption fees. HOWEVER, A REDEMPTION FEE OF 2% OF THE AMOUNT REDEEMED IS CHARGED ON REDEMPTIONS WITHIN 90 DAYS OF PURCHASE TO SHAREHOLDERS OF ASTON/ABN AMRO REAL ESTATE FUND, ASTON/VEREDUS SCITECH FUND, ASTON/ABN AMRO HIGH YIELD BOND FUND AND ASTON/MCDONNELL MUNICIPAL BOND FUND UNLESS AN EXCEPTION IS AVAILABLE. See "Redemption Fees" on page 62 for more details.


ANNUAL FUND OPERATING EXPENSES
Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from a Fund's assets and are expressed as an expense ratio, which is a percentage of average daily net assets.


                                                                                           TOTAL                    NET
                                                 MANAGEMENT   DISTRIBUTION     OTHER      EXPENSE     FEE         EXPENSE
FUND                                                FEES      (12b-1) FEES    EXPENSES     RATIO    WAIVERS        RATIO
Aston/River Road Dynamic Equity Income               0.70%         0.25%         1.76%      2.71%    (1.41%)      1.30%(b)
Aston/ABN AMRO Growth(a)                             0.70%         0.25%         0.15       1.10        --        1.10
Aston/Montag & Caldwell Growth(a)                    0.65%         0.25%         0.13       1.03        --        1.03
Aston/TAMRO Large Cap Value                          0.80%         0.25%         0.49       1.54     (0.34)       1.20(c)
Aston Value(a)                                       0.80%         0.25%         0.11       1.16     (0.22)       0.94(b)
Aston/Veredus Select Growth(a)                       0.80%         0.25%         1.52       2.57     (1.27)       1.30(b)
Aston/Optimum Mid Cap(a)                             0.74%         0.25%         0.24       1.23        --        1.23
Aston/ABN AMRO Mid Cap Growth                        0.80%         0.25%         7.74(c)    8.79     (7.39)       1.40(b)
Aston/River Road Small Cap Value                     0.90%         0.25%         1.71       2.86     (1.36)       1.50(b)
Aston/TAMRO Small Cap(a)                             0.90%         0.25%         0.26       1.41     (0.11)       1.30(c)
Aston/Veredus Aggressive Growth(a)                   1.00%         0.25%         0.17       1.42        --        1.42
Aston/ABN AMRO Real Estate(a)                        1.00%         0.25%         0.20       1.45     (0.08)       1.37(b)
Aston/Veredus SciTech                                1.00%         0.25%         1.64       2.89     (1.29)       1.60(b)
Aston Balanced(a)                                    0.70%         0.25%         0.14       1.09        --        1.09
Aston/Montag & Caldwell Balanced(a)                  0.75%         0.25%         0.16       1.16        --        1.16
Aston/TCH Fixed Income(a)                            0.55%         0.25%         0.15       0.95     (0.21)       0.74(b)
Aston/TCH Investment Grade Bond(a)                   0.50%         0.25%         0.35       1.10     (0.21)       0.89(b)
Aston/ABN AMRO High Yield Bond(a)                    0.45%         0.25%         0.61       1.31     (0.51)       0.80(b)
Aston/McDonnell Municipal Bond                       0.60%         0.25%         0.26       1.11     (0.09)(d)    1.02(b)
Aston/ABN AMRO Investor Money Market                 0.40%         N/A           0.15       0.55        --        0.55




(a) ASTON VALUE FUND, ASTON/VEREDUS SELECT GROWTH FUND, ASTON/OPTIMUM MID CAP FUND, ASTON/TAMRO SMALL CAP FUND, ASTON/VEREDUS AGGRESSIVE GROWTH FUND, ASTON/ABN AMRO REAL ESTATE FUND, ASTON BALANCED FUND, ASTON/MONTAG & CALDWELL BALANCED FUND, ASTON/TCH FIXED INCOME FUND, ASTON/TCH INVESTMENT GRADE BOND FUND and ASTON/ABN AMRO HIGH YIELD BOND FUND each offer two classes of shares that invest in the same portfolio of securities. ASTON/ABN AMRO GROWTH FUND and ASTON/MONTAG & CALDWELL GROWTH FUND each offer three classes of shares. Shareholders of Class N and R shares are subject to a 12b-1 distribution plan; therefore, expenses and performance figures will vary between the classes. The information set forth in the table above and the example below relates only to Class N shares, which are offered in this prospectus. Class I and R shares are offered in separate prospectuses. (b) The above table reflects Aston's contractual undertaking to waive management fees and/or reimburse expenses exceeding the limits shown. Aston and certain subadvisers are contractually obligated to waive management fees and/or reimburse expenses through February 28, 2008 at the rates shown in the table. (c)Other expenses are estimated for the current fiscal year. (d)Reflects a reduction of Rule 12b-1 fees to .16%.

EXAMPLE
This hypothetical example shows the operating expenses you would incur as a shareholder if you invested $10,000 in a Fund over the time periods shown and you redeem all your shares at the end of the period. The example assumes you reinvested all dividends and distributions, that the average annual return was 5% and that operating expenses remained the same. The example is for comparison purposes only and does not represent a Fund's actual or future expenses and returns.



FUND                                                           1 YEAR       3 YEARS       5 YEARS       10 YEARS
Aston/River Road Dynamic Equity Income(a)                        $132          $707        $1,309        $2,938
Aston Growth                                                      112           350           606         1,340
Aston/Montag & Caldwell Growth                                    105           328           569         1,259
Aston/TAMRO Large Cap Value(a)                                    122           453           807         1,806
Aston Value(a)                                                     96           347           617         1,389
Aston/Veredus Select Growth(a)                                    132           678         1,251         2,810
Aston/Optimum Mid Cap                                             125           390           676         1,489
Aston/ABN AMRO Mid Cap Growth(a)                                  143         1,895           N/A           N/A
Aston/River Road Small Cap Value(a)                               153           757         1,388         3,088
Aston/TAMRO Small Cap(a)                                          132           435           761         1,681
Aston/Veredus Aggressive Growth                                   145           449           776         1,702
Aston/ABN AMRO Real Estate(a)                                     139           451           785         1,728
Aston/Veredus SciTech(a)                                          163           773         1,409         3,122
Aston Balanced                                                    111           347           601         1,329
Aston/Montag & Caldwell Balanced                                  118           368           638         1,409
Aston/TCH Fixed Income(a)                                          76           282           505         1,147
Aston/TCH Investment Grade Bond(a)                                 91           329           586         1,321
Aston/ABN AMRO High Yield Bond(a)                                  82           365           669         1,534
Aston/McDonnell Municipal Bond(a)                                  104           325           563         1,248
Aston/ABN AMRO Investor Money Market                               56           176           307           689


(a) Includes one year of capped expenses in each period.

OTHER INVESTMENT STRATEGIES


The investment policies of Aston/River Road Dynamic Equity Income Fund, Aston/TAMRO Large Cap Value Fund, Aston/Optimum Mid Cap Fund, Aston/ABN AMRO Mid Cap Growth Fund, Aston/River Road Small Cap Value Fund, Aston/TAMRO Small Cap Fund, Aston/ABN AMRO Real Estate Fund, Aston/Veredus SciTech Fund, Aston/TCH Fixed Income Fund, Aston/TCH Investment Grade Bond Fund and Aston/ABN AMRO High Yield Bond Fund relating to the type of securities in which 80% of each Fund's assets must be invested may be changed by the Board of Trustees without shareholder approval. Shareholders will, however, receive at least 60 days' notice of such changes.

In addition to the principal investment strategies described in the Fund summaries, there may be times when the Funds use secondary investment strategies in seeking to achieve investment objectives. These strategies may involve additional risks and apply to each Fund unless otherwise indicated. Please see page 35 for investment strategies applicable to each Fund and page 37 for definitions of investment terms.


ADRS/EDRS/GDRS
A Fund may invest in foreign securities in the form of depositary receipts and/or securities traded directly on U.S. exchanges. Depositary receipts represent ownership of securities in foreign companies and are held in banks and trust companies. They can include American Depositary Receipts (ADRs), which are traded on U.S. exchanges and are U.S. dollar-denominated, European Depositary Receipts (EDRs), which are traded on European exchanges and may not be denominated in the same currency as the security they represent, and Global Depositary Receipts (GDRs), which are issued globally and evidence a similar ownership arrangement.

Although ADRs, EDRs and GDRs do not eliminate the risks inherent in investing in the securities of foreign issuers, which include market, political, currency and regulatory risk, by investing in ADRs, EDRs or GDRs rather than directly in securities of foreign issuers, a Fund may avoid currency risks during the settlement period for purchases or sales. In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, in which standards are more uniform and more exacting than those to which many foreign issuers may be subject. A Fund may invest in ADRs sponsored or unsponsored by the issuer of the underlying security. In the case of an unsponsored ADR, a Fund may bear higher expenses and encounter greater difficulty in receiving shareholder communications than it would have with a sponsored ADR.

ASSET-BACKED SECURITIES
Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset-backed security. Asset-backed securities may take the form of notes or pass through certificates. Asset-backed securities have prepayment risks.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)
CMOs are fixed income securities secured by mortgage loans and other mortgage-backed securities. CMOs carry general fixed income securities risks and risks associated with mortgage-backed securities.

COMMERCIAL PAPER
Commercial paper are short-term fixed income securities issued by banks, corporations and other borrowers. There is the risk that the issuer of the commercial paper will not be able to make principal and/or interest payments. Commercial paper may include securities issued in reliance on the private placement exemption under Section 4(2) of the Securities Act of 1933. Section 4(2) paper is generally sold to an institutional investor, such as a Fund, that agrees that it is purchasing the paper for investment and not with a view to public distribution. Any resale of Section 4(2) commercial paper must similarly be in an exempt transaction.

CONVERTIBLE SECURITIES
Convertible securities are fixed income or equity securities that pay interest or dividends and that may be exchanged on certain terms into common stock of the same corporation.

Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. There is the risk that the issuer of the security will not be able to make principal and/or interest payments as well as the risk that the holder of the security may not take advantage of the convertible features in the appropriate time frame.

CORPORATE DEBT SECURITIES
Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans made to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

DEBENTURES
Debentures are bonds or promissory notes that are secured by the general credit of the issuer, but not secured by specific assets of the issuer. There is the risk that the issuer of the security will not be able to make principal and/or interest payments.

DEFENSIVE STRATEGY
There may be times when a Fund takes temporary positions that may not achieve its investment objective or follow its principal investment strategies for defensive reasons. This includes investing all or a portion of its total assets in cash or cash equivalents, such as money market securities and repurchase agreements. Although a Fund would do this in seeking to avoid losses, following a defensive strategy could reduce the benefit from any market upswings.

DEMAND INSTRUMENTS
Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. A Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

DERIVATIVES
The Funds may engage in derivatives for hedging purposes, to maintain liquidity or in anticipation of changes in portfolio composition. The Funds will not engage in derivative investments purely for speculative purposes. Derivatives have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives include options, futures, forward contracts, swaps and related products.

Hedging involves using derivatives to offset a potential loss in one position by establishing an interest in an opposite position. Any loss generated by the derivative should be offset by gains in the hedged investment. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. A Fund may realize a loss if interest rates, security prices or indices move in the opposite direction than the portfolio manager anticipates.

FIXED INCOME SECURITIES
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields. The Equity Funds may invest in fixed income securities to offset the volatility of the stock market. Fixed income securities provide a stable flow of income for a Fund.

MORTGAGE-BACKED SECURITIES
Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs. Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

OTHER INVESTMENT COMPANIES
The Funds may invest in securities of other investment companies, including exchange-traded funds (ETFs) and closed-end funds. An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. The risks of investment in other investment companies typically reflect the risk of the types of securities in which the funds invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their net asset value per share. When a Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company's fees and expenses as well as their share of the Fund's fees and expenses.

PREFERRED STOCKS
Preferred stocks are stocks that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company's assets, but are subordinate to the claims of all creditors.

PUBLICLY TRADED PARTNERSHIPS
A Fund may invest in equity securities of publicly traded partnerships (PTPs) that are taxed as partnerships for federal income tax purposes. These include master limited partnerships (MLPs) and certain other partnerships that meet conditions contained in the Internal Revenue Code. In order to be treated as a partnership for federal income tax purposes, a PTP must generally derive a substantial amount of its income and capital gains from certain sources, including from the exploration, development, mining or production, processing, refining, transportation or marketing of minerals or natural resources. Other PTPs may be treated as partnerships for federal income tax purposes if certain other limited exceptions under the Internal Revenue Code apply. PTPs are typically organized as either limited partnerships or limited liability companies and are listed and traded on a U.S. securities exchange. PTPs typically pay distributions to their shareholders in the form of return of capital.

REPURCHASE AGREEMENTS
Repurchase agreements, or repos, are transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, a Fund may incur a loss if the value of the security should decline, as well as any disposition costs in liquidating the security.

ROYALTY AND INCOME TRUSTS
Royalty and income trusts can be organized in a variety of ways in the U.S., Canada and other countries. Beneficial units in royalty and income trusts generally represent a profits interest in the production of oil or other minerals.

RULE 144A SECURITIES
Rule 144A securities are restricted securities that can be sold to qualified institutional buyers under the Securities Act of 1933. Investing in Rule 144A securities may increase the illiquidity of a Fund's investments in the event that an adequate trading market does not exist for these securities. To the extent there is an adequate trading market for lower-rated securities, Rule 144A securities generally are not subject to an increase in illiquidity.


U.S. GOVERNMENT SECURITIES
These are fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the U.S. Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some, such as those issued by the Federal National Mortgage Association and the Federal Home Loans Mortgage Corporation, are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy. This guarantee, however, does not extend to the market prices for such securities which can fluctuate.

                                                                   Below             Commercial
                                                                 Investment           Paper and
                                                                    Grade            Securities
                                         ADRs/  Asset/Mortgage-     (High             of Other                Corporate
                                         EDRs/      Backed          Yield)           Investment  Convertible     Debt
                                         GDRs     Securities     Securities  CMO's    Companies  Securities   Securities  Debentures
Aston/River Road Dynamic Equity Income     X                                              X           X
Aston Growth                               X                                              X          XP           X           X
Aston/Montag & Caldwell Growth             X                                              X          XP           X           X
Aston/TAMRO Large Cap Value                X                                              X           X
Aston Value                                X                                              X           X
Aston/Veredus Select Growth                X                                              X           X                       X
Aston/Optimum Mid Cap                      X                                              X          XP           X           X
Aston/ABN AMRO Mid Cap Growth              X                                              X           X
Aston/River Road Small Cap Value           X                                              X           X
Aston/TAMRO Small Cap                      X                          X                   X           X
Aston/Veredus Aggressive Growth            X                                              X           X                       X
Aston/ABN AMRO Real Estate                 X                                              X
Aston/Veredus SciTech                      X                                              X           X                       X
Aston Balanced                             X          XP              X        X          X          XP          XP          XP
Aston/Montag & Caldwell Balanced           X          XP                       X          X          XP          XP           X
Aston/TCH Fixed Income Fund                           XP              X        X          X           X          XP          XP
Aston/TCH Investment Grade Bond                       XP                       X          X           X          XP           X
Aston/ABN AMRO High Yield Bond                         X             XP                   X           X           X           X
Aston/McDonnell Municipal Bond                                                            X
Aston/ABN AMRO Investor Money Market                                                     XP


                                                                    Derivatives
                                                                        (e.g.,
                                                                      Options,
                                                                     Forwards,                  Fixed
                                           Defensive     Demand       Futures,     Equity      Income        Foreign      Preferred
                                           Strategy   Instruments      Swaps)    Securities  Securities     Securities     Stocks
Aston/River Road Dynamic Equity Income         X                         X           XP           X             X             X
Aston Growth                                   X                         X           XP           X                          XP
Aston/Montag & Caldwell Growth                 X                         X           XP           X                           X
Aston/TAMRO Large Cap Value                    X                         X           XP                         X             X
Aston Value                                    X                         X           XP                         X             X
Aston/Veredus Select Growth                    X                         X           XP                                       X
Aston/Optimum Mid Cap                          X                         X           XP           X             X            XP
Aston/ABN AMRO Mid Cap Growth                  X                         X           XP                                       X
Aston/River Road Small Cap Value               X                         X           XP                         X             X
Aston/TAMRO Small Cap                          X                         X           XP                         X             X
Aston/Veredus Aggressive Growth                X                         X           XP                                       X
Aston/ABN AMRO Real Estate                     X                         X           XP                         X
Aston/Veredus SciTech                          X                         X           XP                                       X
Aston Balanced                                 X                         X           XP          XP             X            XP
Aston/Montag & Caldwell Balanced               X                         X           XP          XP                           X
Aston/TCH Fixed Income Fund                    X                         X                       XP             X
Aston/TCH Investment Grade Bond                X           X             X                       XP             X
Aston/ABN AMRO High Yield Bond                 X           X             X                       XP             X
Aston/McDonnell Municipal Bond                 X                         X                       XP
Aston/ABN AMRO Investor Money Market                                     X                       XP             X




                                                                                       Royalty
                                             Publicly                                   and          Rule            U.S.
                                              Traded                  Repurchase       Income        144A         Government
                                           Partnerships     REIT      Agreements       Trusts     Securities      Securities
Aston/River Road Dynamic Equity Income           X           XP            X             X            X               X
Aston Growth                                                               X                          X               X
Aston/Montag & Caldwell Growth                                             X                          X               X
Aston/TAMRO Large Cap Value                                                X                          X               X
Aston Value                                                   X            X                          X               X
Aston/Veredus Select Growth                                                X                          X               X
Aston/Optimum Mid Cap                                                      X                          X               X
Aston/ABN AMRO Mid Cap Growth                                              X                          X               X
Aston/River Road Small Cap Value                              X            X                          X               X
Aston/TAMRO Small Cap                                         X            X                          X               X
Aston/Veredus Aggressive Growth                                            X                          X               X
Aston/ABN AMRO Real Estate                                   XP            X                          X               X
Aston/Veredus SciTech                                                      X                          X               X
Aston Balanced                                                             X                          X              XP
Aston/Montag & Caldwell Balanced                                           X                          X              XP
Aston/TCH Fixed Income Fund                                                X                          X              XP
Aston/TCH Investment Grade Bond                                            X                          X              XP
Aston/ABN AMRO High Yield Bond                                             X                          X
Aston/McDonnell Municipal Bond                                             X                          X               X
Aston/ABN AMRO Investor Money Market                                      XP                         XP              XP


X = Investment strategy applicable to a Fund.

P = Components of a Fund's principal investment strategy.

PORTFOLIO HOLDINGS


A description of the policies and procedures with respect to the disclosure of each Fund's portfolio holdings is available in the SAI and on our Web site ____.

INVESTMENT TERMS

The following is a list of terms with definitions that you may find helpful as you read this prospectus.

ASSET-BACKED SECURITIES. Securities that represent a participation in, or are secured by and payable from, payments generated by credit cards, motor vehicle or trade receivables and the like.

BANK DEPOSITS. Cash, checks or drafts deposited in a financial institution for credit to a customer's account. Banks differentiate between demand deposits (checking accounts on which the customer may draw) and time deposits, which pay interest and have a specified maturity or require 30 days' notice before withdrawal.


BELOW INVESTMENT-GRADE (HIGH YIELD) SECURITIES. Lower rated, higher yielding securities issued by corporations. They are generally rated below investment-grade (i.e., Ba1/BB+ and below) by national bond rating agencies, or if unrated, are judged by an adviser or subadviser to be of equivalent quality. They are considered speculative and are sometimes called "junk bonds."


BOTTOM-UP INVESTING. An investing approach in which securities are researched and chosen individually with less consideration given to economic or market cycles.

COMMERCIAL PAPER. Short-term fixed income securities issued by banks, corporations and other borrowers.

CORPORATE BONDS.  Fixed income securities issued by corporations.

DEBENTURES. Bonds or promissory notes that are secured by the general credit of the issuer, but not secured by specific assets of the issuer.

DIVERSIFICATION. The practice of investing in a broad range of securities to reduce risk.

DURATION. A calculation of the average life of a bond (or portfolio of bonds) that is a useful measure of the bond's price sensitivity to interest rate changes. The higher the duration number, the greater the risk and reward potential of the bond.

EQUITY SECURITIES. Ownership interests in corporations and other entities, such as: common stocks, preferred stocks, convertible securities, rights and warrants.

EXPENSE RATIO. A fund's cost of doing business, expressed as a percentage of its net assets and disclosed in a prospectus.

FIXED INCOME SECURITIES. Bonds and other securities that are used by issuers to borrow money from investors. Typically, the issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at a specified time in the future (maturity).

GROWTH STYLE INVESTING. An investing approach that involves buying stocks of companies that are generally industry leaders with above-average, sustainable growth rates. Typically, growth stocks are the stocks of the fastest growing companies in the most rapidly growing sectors of the economy. Growth stock valuation levels (e.g., price-to-earnings ratio) will generally be higher than value stocks.

IMONEYNET FIRST TIER RETAIL AVERAGE. An average consisting of non-government funds that hold commercial paper considered to be of the highest credit quality by at least one nationally recognized statistical rating organization.

INVESTMENT OBJECTIVE. The goal that an investor and a mutual fund seek together. Examples include current income, long-term capital growth, etc.

ISSUER. The company, municipality or government agency that issues a security, such as a stock, bond or money market security.


LARGE-CAP STOCKS. Stocks issued by large companies. Unless otherwise defined by a fund manager, adviser or subadviser, a large-cap company is defined as one with a market capitalization of $5 billion or more. Typically, large-cap companies are established, well-known companies; some may be multinationals.


LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX. An unmanaged index representing more than 5,000 taxable government, investment-grade corporate and mortgage-backed securities.

LEHMAN BROTHERS U.S. GOVERNMENT/CREDIT [BOND] INDEX. An unmanaged index that includes U.S. Government and investment-grade corporate securities with at least one year to maturity.


LEHMAN BROTHERS INTERMEDIATE U.S. AGGREGATE BOND INDEX. An unmanaged index generally representative of investment-grade debt issues with maturities between three and ten years.

LEHMAN BROTHERS MUNICIPAL FIVE-YEAR GENERAL OBLIGATIONS BOND INDEX. An unmanaged index that tracks the returns of investment-grade tax-exempt general obligations.

LIMITED PARTNERSHIPS. A business organization with one or more general partners who manage the business and are personally liable for the partnership's debts, and one or more limited partners who are liable only to the extent of their investment in the partnership.

LIPPER EQUITY INCOME INDEX. An equally weighted index of the 30 largest funds in the Lipper Equity Income Category. These funds seek high current income and growth of income by investing 60% or more of their assets in common stock.

MANAGEMENT FEE. The amount that a mutual fund pays to the investment adviser for its services.

MARKET CAPITALIZATION. Value of a corporation or other entity as determined by the market price of its securities.

MERRILL LYNCH U.S. HIGH YIELD MASTER II INDEX. An unmanaged index that tracks the performance of below investment-grade U.S. Dollar-denominated corporate bonds issued in the U.S. domestic market.

MERRILL LYNCH U.S. HIGH YIELD MASTER II CONSTRAINED INDEX. An unmanaged index that tracks the performance of below investment-grade U.S. Dollar-denominated corporate bonds issued in the U.S. domestic market, where issuer allocation is limited to 2% of the index.

MID-CAP STOCKS. Stocks issued by mid-sized companies. Unless otherwise defined by a fund manager, adviser or subadviser, a mid-cap company is defined as one with a market capitalization between $1.5 billion and $5 billion, which is similar to the range of the Standard & Poor's MidCap 400 Index (S&P 400).

MONEY MARKET SECURITIES. Short-term fixed income securities of federal and local governments, banks and corporations.

MORTGAGE-BACKED SECURITIES. Securities issued by governmental agencies, such as Ginnie Mae, Fannie Mae and the Federal Home Loan Mortgage Corporation (Freddie
Mac),or by private entities that represent collections (pools) of commercial and residential mortgages.

MSCI US REIT INDEX. An unmanaged index that tracks the returns of REITs.

MUNICIPAL SECURITIES. Fixed income obligations of state and local governments. Investments in municipal securities may support special construction projects, such as roads or hospitals, in the municipality that issues them. Interest from municipal bonds is usually exempt from regular federal income tax and from state income tax only in the state of issue. Some municipal securities are insured and guarantee the timely payment of interest and repayment of principal.

MUTUAL FUND. An investment company that stands ready to buy back its shares at their current net asset value. Most mutual funds continuously offer new shares to investors.

NET ASSET VALUE (NAV). The per share value of a mutual fund, found by subtracting the fund's liabilities from its assets and dividing by the number of shares outstanding. Mutual funds calculate their NAVs at least once a day.

NO-LOAD FUND. A mutual fund whose shares are sold without a sales charge and without a 12b-1 fee of more than 0.25% per year.

PACIFIC STOCK EXCHANGE (PSE) TECHNOLOGY INDEX. An unmanaged price-weighted, broad-based index, comprised of no more than 100 listed and over-the-counter stocks representing the technology sector.

REIT. A publicly traded entity that invests in office buildings, apartment complexes, industrial facilities, shopping centers and other commercial spaces. Most REITs trade on major stock exchanges or over-the-counter.

REPURCHASE AGREEMENTS (REPOS). Transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day.

RISK/REWARD TRADE-OFF. The principle that an investment must offer higher potential returns as compensation for the likelihood of increased volatility.

RUSSELL 1000 GROWTH INDEX. An unmanaged index measuring the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 1000 INDEX. An unmanaged index which measures the performance of the 1,000 largest companies in the Russell 3000 Index (which contains the 3,000 largest stocks in the U.S. based on total market capitalization).

RUSSELL 1000 VALUE INDEX. An unmanaged index comprised of securities in the Russell 1000 Index. Companies in this index tend to exhibit lower price-to-book ratios and lower cost-to-growth values.

RUSSELL 2000 INDEX. An unmanaged index that contains the 2,000 smallest common stocks in the Russell 3000 Index (which contains the 3,000 largest stocks in the U.S. based on total market capitalization).

RUSSELL 2000 GROWTH INDEX. An unmanaged index comprised of securities in the Russell 2000 Index with a greater than average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios.

RUSSELL 2000 VALUE INDEX. An unmanaged index comprised of securities in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 3000 INDEX. An unmanaged index that contains the 3,000 largest U.S. companies based on total market capitalization.

SMALL-CAP STOCKS. Stocks issued by smaller companies. Unless otherwise defined by a fund manager, adviser or subadviser, a small-cap company is defined as one with a market capitalization of less than $1.5 billion, which approximates the size of the largest company in the Russell 2000 Index.

STANDARD & POOR'S (S&P) 500 INDEX. An unmanaged index of 500 widely traded industrial, transportation, financial and public utility stocks.

S&P/CITIGROUP VALUE INDEX. An unmanaged capitalization weighted index made up of companies with lower book-to-price ratios.

S&P 400 MID-CAP INDEX. An unmanaged market value weighted index that consists of 400 domestic stocks chosen for market size, liquidity and industry group representation.

TOP-DOWN INVESTING. An investing approach in which securities are chosen by looking at the industry or sector level based on market trends and/or economic forecasts.

TOTAL RETURN. A measure of a fund's performance that encompasses all elements of return: dividends, capital gains distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming investment of dividends and capital gains distributions, expressed as a percentage of the initial investment.

12b-1 FEE. A mutual fund fee, named for the SEC rule that permits it, used to pay for distribution costs, such as advertising and commissions paid to dealers. If a fund has a 12b-1 fee, it is found in the fee table of its prospectus. (See "Distribution Plan 12b-1 Fees" on page 64.)


U.S. GOVERNMENT SECURITIES. Fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the U.S. Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy.


VALUE STYLE INVESTING. An investing approach that involves buying stocks that are out of favor and/or undervalued compared to their peers.

Generally, value stock valuation levels are lower than growth stock valuation levels.


VARIABLE RATE SECURITIES. Securities that have interest rates that may be adjusted periodically to reflect changes in interest rates. Interest rate adjustments can either raise or lower the income generated by the securities.

YANKEE BONDS. Dollar-denominated bonds issued in the U.S. by foreign banks and corporations.


YIELD. A measure of net income (dividends and interest) earned by the securities in a fund's portfolio, less a fund's expenses, during a specified period. A fund's yield is expressed as a percentage of the maximum offering price per share on a specified day.


ZERO-COUPON BONDS. Debt securities that do not pay interest at regular intervals and are issued at a discount from face value. The discount approximates the total amount of interest the bond will accrue from the date of issuance to maturity.

MANAGEMENT OF THE FUNDS


THE INVESTMENT ADVISERS

ASTON ASSET MANAGEMENT LLC

Aston Asset Management LLC ("Aston"), _____________________, 161 N. Clark Street, 12th Floor, Chicago, Illinois 60601, is the investment adviser to the Funds with the exception of Aston/ABN AMRO Investor Money Market Fund. Aston, a majority owned subsidiary of Highbury Financial Inc., was formed for the purpose of acquiring the mutual fund business of ABN AMRO. Aston was formed in April 2006 and has no operating history as of the date of this Prospectus. As of ____, 2006, Aston had approximately $____in assets under management as a result of the acquisition of ABN AMRO's mutual fund business.

Aston intends to manage the Funds by engaging one or more subadvisers to manage the day-to-day operations of the Funds.

ABN AMRO ASSET MANAGEMENT INC.

("AAAM"), ABN AMRO Asset Management Inc., 161 N. Clark Street, 9th Floor, Chicago, Illinois 60601, is the investment adviser to Aston/ABN AMRO Investor Money Market Fund. As of ___________, 2006, AAAM has approximately $___________ under management consisting of primarily institutional accounts, including insurance, pension and profit-sharing trusts.

GENERAL

As the investment adviser to the Funds, each investment adviser is paid an annual management fee based on the average daily net assets of a Fund. Out of its fee, Aston pays the subadviser(s) of each Fund. The table on page 50 shows the management fees paid by each Fund to the previous adviser (or current adviser with respect to the Aston/ABN AMRO Investor Money Market Fund) for the most recent fiscal year.

The investment advisory agreement with each adviser may be terminated at any time by the Fund or the adviser upon 60 days' written notice to the other party. A Fund may effect termination by an action of the Board of Trustees or by a vote of a majority of the Fund's outstanding voting securities.

A discussion regarding the Board's basis for approving the investment advisory agreements and subadvisory agreements will be available in the shareholder report dated October 31, 2006.

THE SUBADVISERS

The accompanying information highlights each Fund's subadviser and its portfolio manager(s). Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds is available in the SAI.

ASTON BALANCED FUND (EQUITY PORTION)
ASTON/ABN AMRO GROWTH FUND
ASTON/ABN AMRO HIGH YIELD BOND FUND
ASTON/ABN AMRO MID CAP GROWTH FUND
ASTON/ABN AMRO REAL ESTATE FUND

AAAM serves as the subadviser to the above Funds. On January 1, 2006, ABN AMRO Asset Management (USA) LLC ("AAAM LLC") merged into AAAM. Prior to the merger, AAAM LLC was the subadviser to Aston Value Fund, Aston/ABN AMRO Real Estate Fund and Aston/ABN AMRO High Yield Bond Fund. As of the date of the merger, AAAM assumed AAAM LLC's responsibilities under AAAM LLC's investment advisory agreements with those Funds and related subadvisory agreements and became the Funds' adviser. Both entities are indirect and wholly-owned subsidiaries of ABN AMRO Holding N.V. and have substantially the same officers and directors.

ASTON BALANCED FUND (FIXED INCOME PORTION)
ASTON/TCH INVESTMENT GRADE BOND FUND
ASTON/TCH FIXED INCOME FUND

Taplin, Canida & Habacht, Inc. ("Taplin"), 1001 Brickell 1001 Brickell Bay Drive, Suite 2100 Miami, Florida 33131, was founded in 1985 and as of _____________, 2006 has approximately $___ billion in assets under management. Taplin provides investment management services to investment companies, high net worth individuals and institutional accounts.

ASTON/MONTAG & CALDWELL GROWTH FUND
ASTON/MONTAG & CALDWELL BALANCED FUND

Montag & Caldwell, Inc. ("Montag & Caldwell"), 3455 Peachtree Road NE Suite 1200, Atlanta, Georgia 30326, was founded in 1945 and is a wholly-owned subsidiary of ABN AMRO Asset Management Holdings, Inc. As of _____________, 2006, Montag & Caldwell managed approximately $____ billion in assets.

ASTON/VEREDUS SELECT GROWTH FUND
ASTON/VEREDUS AGGRESSIVE GROWTH FUND
ASTON/VEREDUS SCITECH FUND

Veredus Asset Management LLC ("Veredus"), 6060 Dutchmans Lane, Louisville, Kentucky 40205, was founded in 1998 and is partially owned by ABN AMRO Asset Management Holdings, Inc. As of __________, 2006, Veredus managed approximately $____ billion in assets.

ASTON/TAMRO LARGE CAP VALUE FUND
ASTON/TAMRO SMALL CAP FUND

TAMRO Capital Partners LLC ("TAMRO"), 1660 Duke Street, Alexandria, Virginia 22314, was founded in 2000 and is a subsidiary of ABN AMRO Asset Management Holdings, Inc. As of _____________, 2006, TAMRO managed approximately $___ million in assets.

ASTON/RIVER ROAD DYNAMIC EQUITY INCOME FUND
ASTON/RIVER ROAD SMALL CAP VALUE FUND

River Road Asset Management, LLC ("River Road"), Meidinger Tower, Suite 1600, 462 South Fourth Street, Louisville, Kentucky 40202, was founded in 2005 and is partially owned by ABN AMRO Asset Management Holdings, Inc. As of ____________, 2006, River Road managed approximately $___ million in assets.

ASTON/OPTIMUM MID CAP FUND

Optimum Investment Advisors, LP ("Optimum") is located at 100 South Wacker Drive, Suite 2100, Chicago, Illinois 60606. As of ____________, 2006, Optimum managed more than $____ billion in assets for investment companies, institutional and high net-worth clients. Optimum's, general partner, Optimum Investment Group, Ltd, 100 South Wacker Drive, Suite 2100, Chicago, IL 60606, is a registered investment adviser.

ASTON VALUE FUND

MFS Institutional Advisors, Inc. ("MFSI"), 500 Boylston Street, Boston, Massachusetts 02116, is a wholly owned subsidiary of Massachusetts Financial Services Company ("MFS"). MFS, a Delaware corporation, is a majority owned subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., 500 Boylston Street, Boston Massachusetts 02116, which is in turn a wholly owned subsidiary of Sun Life Assurance Company of Canada-U.S. Operations Holdings, Inc., One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Sun Life Assurance Company of Canada-U.S. Operations Holdings, Inc. is a wholly owned subsidiary of Sun Life Financial Corp., 150 King Street West, 14th Floor, Toronto, Canada M5H IJ9, which in turn is a wholly owned subsidiary of Sun Life Financial at the same address. As of ______________, 2006, MFSI managed approximately $____ billion in assets.

ASTON/MCDONNELL MUNICIPAL BOND FUND

McDonnell Investment Management, LLC ("McDonnell"), 1515 West 22nd Street, 11th Floor, Oakbrook, Illinois 60523 founded in 1987, provides investment management services to institutional investors as well as mutual funds. As of ___________, 2006, McDonnell had approximately $____ billion in assets under management.

PORTFOLIO MANAGERS



    FUND NAME                      PORTFOLIO MANAGER(s)                       INVESTMENT EXPERIENCE
------------------------       ---------------------------   ----------------------------------------------------------------
Aston Balanced Fund
(equity portion)               Bernard F. Myszkowski, CFA    Portfolio Manager of the Fund since September 1999; Executive
                                                             Vice President and Chief Equity Officer; associated with AAAM and its affiliates and predecessors since 1969. He has been a member of the Equity Investment Committee since 1993, and a manager of balanced and common stock portfolios for institutional and private family accounts since 1973. Mr. Myszkowski received an MBA from Northwestern University in 1971.

                               Fred Senft, Jr., CFA          Portfolio Manager of the Fund since February 2005; Senior
                                                             Managing Director; associated with AAAM and its predecessors and/or affiliates since 1992 as a Fixed Income Portfolio
                                                             Manager.  Mr. Senft is also a senior member of the firm's
                                                             investment strategy team and manages fixed income separate accounts and oversees the firm's investment grade credit
                                                             research and trading efforts.  Mr. Senft's previous experience includes positions as an investment manager for Shand Morahan
                                                             & Co., where he managed a Treasury/Mortgage arbitrage
                                                             portfolio.  Prior to that, Mr. Senft was a corporate and
                                                             mortgage analyst with Benefit Trust Life Insurance Company.
                                                             He holds a BS from Lake Forest College and is a member of the
                                                             Investment Analyst Society of Chicago.

Aston/ABN AMRO
Growth Fund                    Bernard F. Myszkowski, CFA    Portfolio Manager of the Fund since September 1999.  Please see above.

                               Richard S. Drake, CFA         Portfolio Manager of the Fund since February 2000; Senior
                                                             Managing Director, Director of Equity Research and Portfolio
                                                             Manager; associated with AAAM and its affiliates and
                                                             predecessors since January 2000.  Mr. Drake began his
                                                             investment career in 1983; he previously held a senior
                                                             investment management position with Duff & Phelps Investment
                                                             Management, Inc. from 1995-1999.  Mr. Drake received his MBA from Northwestern University.





    FUND NAME                      PORTFOLIO MANAGER(s)                       INVESTMENT EXPERIENCE
------------------------       ---------------------------   ----------------------------------------------------------------
Aston/ABN AMRO
High Yield Bond Fund           Todd J. Youngberg, CFA        Co-Portfolio Manager of Aston/ABN AMRO High Yield Bond Fund
                                                             since the Fund's inception and Managing Director of AAAM.  He joined AAAM, Inc. in 1998 to spearhead the high yield
                                                             products.  Mr. Youngberg heads the ABN AMRO Global High Yield
                                                             Committee and shares responsibility for determining overall strategy, security selection and the day-to-day management of the Fund.  Before joining AAAM, he was employed with AmerUs
                                                             Capital Management in Des Moines, Iowa for over nine years where he managed high yield portfolios after spending time as a high yield/credit analyst.  Mr. Youngberg received a
                                                             Bachelor of Arts in business from Central College in Pella,
                                                             Iowa and his MBA from Drake University.  He is a member of the
                                                             CFA Institute.

                               Charles Ullerich, CFA         Co-Portfolio Manager of Aston/ABN AMRO High Yield Bond Fund
                                                             since the Fund's inception and Vice President of AAAM.  Mr.
                                                             Ullerich joined the AAAM in 2001 and specializes in the
                                                             telecommunications, media, technology, and gaming sectors in addition to his co-portfolio manager responsibilities.  Mr.
                                                             Ullerich is a member of the ABN AMRO Global High Yield
                                                             Committee and shares responsibility for determining strategy, security selection, and day-to-day management of the Fund.
                                                             Previous to working at AAAM, Mr. Ullerich was employed with
                                                             ING Pilgrim Securities as a portfolio manager and senior
                                                             analyst for the total return high yield funds.  Mr. Ullerich has a Bachelor of Science from Arizona State University.  Mr.
                                                             Ullerich is a Certified Internal Auditor.

Aston/ABN AMRO
Mid Cap Growth Fund            Richard S. Drake, CFA         Portfolio Manager of the Fund since inception.  Please see above.

Aston/ABN AMRO
Real Estate Fund               Nancy J. Holland, CPA         Co-Portfolio Manager since the Fund's inception; Senior
                                                             Managing Director of AAAM.  Ms. Holland has been associated with AAAM, Inc. and its predecessor since January 1997.  Prior to joining AAAM. Ms. Holland was a real estate analyst with
                                                             Edward Jones from January 1995 - December 1996.  Ms. Holland holds a BS in Accounting from Saint Louis University.




    FUND NAME                      PORTFOLIO MANAGER(s)                       INVESTMENT EXPERIENCE
------------------------       ---------------------------   ----------------------------------------------------------------
                               Joseph Pavnica                Co-Portfolio Manager since October 2005.  Mr. Pavnica joined the property team of AAAM in March 2001 and was employed by its predecessor firm from 1997-2001.  During his tenure, Mr.
                                                             Pavnica has been responsible for analyzing and providing
                                                             investment recommendations for various property sectors
                                                             including:  retail, multi-family, hotels, industrial, and
                                                             self-storage.  Mr. Pavnica received his BS in Accounting from
                                                             St. Joseph's College and his MBA from Indiana University
                                                             Northwest.

Aston/ABN AMRO Investor
Money Market Fund              William Anderson, CFA         Portfolio Manager of the Fund since April 2005 and has been with AAAM since June 2004.  Previously, Mr. Anderson served as
                                                             Vice President of Global Short Term Investments at Aon
                                                             Advisors, where he managed and directed money market and
                                                             short-term fiduciary fund investments.  Prior to that, he was director of Investment Research at Aon Capital Markets.  Mr.
                                                             Anderson earned his BA from Dartmouth College and his Master of Management in Finance, Accounting and Strategy from
                                                             Northwestern University.

Aston/TCH Fixed
Income Fund                    Tere Alvarez Canida, CFA      Co-Portfolio Manager of the Fund since ___, 2006 and President and Managing Principal of Taplin. Ms. Canida has over 28 Aston/TCH
Aston/TCH Investment                                         Investment Grade Bond fund years of investment experience. She
Grade Bond Fund                                              previously served as Vice President and Senior Investment Officer of
                                                             Southeast Bank. She received her B.S. from Georgetown University in
Aston Balanced Fund                                          1975, and her M.B.A. from The George Washington University in 1976.
(fixed income portion)                                       She became a Chartered Financial Analyst in 1983.

                               Alan M. Habacht               Co-Portfolio Manager of the Fund since ___, 2006 and Principal of Taplin.  Mr. Habacht has over 37 years of investment
                                                             experience.  Before joining Taplin, he served as Senior Vice
                                                             President and portfolio manger for INVESCO Capital
                                                             Management.  He also served as a security analyst for Weiss,
                                                             Peck & Greer, Alliance Capital Management, and Bache &
                                                             Company.  He received his B.A. in finance from Boston
                                                             University in 1968.

                               William J. Canida, CFA        Co-Portfolio Manager of the Fund since ___, 2006 and Principal of Taplin.  Mr.  Canida has over 30 years of investment
                                                             experience.  Prior to joining Taplin, he served as



    FUND NAME                      PORTFOLIO MANAGER(s)                       INVESTMENT EXPERIENCE
------------------------       ---------------------------   ----------------------------------------------------------------
                                                             President and Senior Investment Officer for Harris Trust Company of
                                                             Florida.  He also was Vice President and Treasurer of AmeriFirst
                                                             Florida Trust Company and Southeast Bank.  Mr. Canida received his
                                                             B.A. in 1973 and his M.B.A. in 1975, both from Indiana University.
                                                             He has also attended the National Graduate Trust School of
                                                             Northwestern University, and became a Chartered Financial Analyst in 1982.
Aston/Montag & Caldwell
Growth Fund                    Ronald E. Canakaris,          Portfolio Manager since the Funds' inceptions in 1994;
                               CIC, CFA                      President, Chief Executive Officer and Chief Investment
Aston/Montag                                                 Officer of Montag & Caldwell. He has been with the firm since 1972
& Caldwell Balanced Fund                                     and is responsible for developing the firm's investment process.
                                                             He has a BS and BA from the University of Florida.

Aston/Veredus Aggressive
Growth Fund                    B. Anthony Weber              Portfolio Manager since the Fund's inception in 1998;
                                                             President and Chief Investment Officer of Veredus.  He is
                                                             responsible for the day-to-day management of the Fund.  Mr.
                                                             Weber was President and Senior Portfolio Manager of SMC
                                                             Capital, Inc. from 1993-1998.  He has 24 years of investment management experience.  He received a BA from Centre College of Kentucky.

                               Charles P. McCurdy, Jr., CFA  Portfolio Manager of the Fund since February 2000; Executive
                                                             Vice President of Veredus since 1998.  Formerly Director of
                                                             Research at SMC Capital, Inc. from 1994-1998. Prior employment also includes Stock Yards Bank and Trust and Citizens Fidelity
                                                             Capital Management.  He received his BS from the University of
                                                             Louisville in 1984.

Aston/Veredus
SciTech Fund                   Charles P. McCurdy, Jr., CFA  Portfolio Manager of the Fund since September 21, 2002.
                                                             Please see above.

                               Charles F. Mercer, Jr., CFA   Portfolio Manager of the Fund since September 2001; Vice
                                                             President and Director of Research of Veredus since June
                                                             1998.  Prior experience includes:  research analyst at SMC
                                                             Capital Inc. from 1996 to 1998.  Mr. Mercer has a BA from
                                                             Vanderbilt University.

Aston/Veredus Select
Growth Fund                    B. Anthony Weber              Portfolio Manager of the Fund since September 21, 2002.
                                                             Please see above.




    FUND NAME                      PORTFOLIO MANAGER(s)                       INVESTMENT EXPERIENCE
------------------------       ---------------------------   ----------------------------------------------------------------
                               Charles P. McCurdy, Jr., CFA  Portfolio Manager of the Fund since September 21, 2002.
                                                             Please see above.

                               Charles F. Mercer, Jr., CFA   Portfolio Manager of the Fund since the Fund's inception in
                                                             December 2001.  Please see above.

Aston/TAMRO                    Philip D. Tasho, CFA          Portfolio Manager since the Funds' inception in November 2000;
    Large Cap Value Fund                                     President and Chief Investment Officer of TAMRO; Vice
                                                             President of AAAM, Inc.  He is responsible for the day-to-day
Aston/TAMRO                                                  management of the Funds.  Most recently, Mr. Tasho served as
    Small Cap Fund                                           Chief Executive Officer and Chief Investment Officer of Riggs
                                                             Investment Management Corp. (RIMCO), from 1995 to 2000.  He began his investment management career in 1980.  He received his MBA from George Washington University.

Aston/River Road Dynamic
Equity Income Fund             James C. Shircliff, CFA       Portfolio Manager since each Fund's inception and CEO and
                                                             Chief Investment Officer of River Road.  Mr. Shircliff was
                                                             formerly employed as Portfolio Manager and Director of
                                                             Research for Commonwealth SMC (SMC Capital, Inc.) from
                                                             1998-2005.  Additionally, Mr. Shircliff has served as Special
                                                             Situations Analyst and Fund Manager for Oppenheimer Management
                                                             and Partner and Director of Research for Southeastern Asset
                                                             Management.  Mr. Shircliff has more than 30 years of
                                                             investment management experience.  He received his BS from the
                                                             University of Louisville and holds the Chartered Financial
                                                             Analyst designation.

                               Henry W. Sanders, III, CFA    Portfolio Manager since each Fund's inception and Executive
                                                             Vice President of River Road.  Mr. Sanders was formerly
                                                             employed as Senior Vice President and Portfolio Manager for
                                                             Commonwealth SMC from 2002-2005.  Additionally, Mr. Sanders has served as President for Bridges Capital Management and
                                                             Vice President for PRIMCO Capital Management.  He received his
                                                             BS from Bellarmine University, his MBA from Boston College and holds the Chartered Financial Analyst designation.

Aston/River Road               James C. Shircliff, CFA       Portfolio Manager since the Fund's inception.  Please see
    Small Cap Value Fund                                     above.




    FUND NAME                      PORTFOLIO MANAGER(s)                       INVESTMENT EXPERIENCE
------------------------       ---------------------------   ----------------------------------------------------------------

                               R. Andrew Beck                Portfolio Manager since the Fund's inception and President of
                                                             River Road.  Mr. Beck was formerly employed as Senior Vice
                                                             President and Portfolio Manager for Commonwealth SMC (SMC
                                                             Capital, Inc.) from 1999-2005.  Mr. Beck received his BS from the University of Louisville and his MBA from Babson College.

                               Henry W. Sanders, CFA         Portfolio Manager since the Fund's inception.  Please see above.

Aston/Optimum Mid Cap Fund     Thyra E. Zerhusen             Portfolio Manager of the Fund since May 1999; Ms. Zerhusen joined the investment team of Optimum Investment Advisors, LLC in October 2003.  From April 1999 to September 2003 she was on
                                                             the investment team of Talon Asset Management and from 1993 to
                                                             1999 she was Senior Vice President and Principal at the
                                                             Burridge Group.  She has a Diplom Ingenieur from the Swiss
                                                             Federal Institute of Technology and an MA in Economics from the University of Illinois.

Aston Value Fund               Nevin P. Chitkara             Portfolio Manager of the Fund as of May 2006; Vice President
                                                             for MFSI.  Mr. Chitkara participates in the research process and strategy discussions, maintains overall responsibility for portfolio construction, final buy and sell decisions and risk management.  Mr. Chitkara joined the subadviser in 1997 as an
                                                             Equity Research Analyst.  He holds an MBA from the MIT Sloan
                                                             School of Management and a BS in Business Administration from
                                                             Boston University.

                               Steven R. Gorham, CFA         Portfolio Manager of the Fund since January 2002; Senior Vice
                                                             President for the subadviser.  Mr. Gorham participates in the research process and strategy discussions, maintains overall responsibility for portfolio construction, final buy and sell decisions and risk management.  Mr. Gorham joined the
                                                             subadviser in 1989 and became an Equity Research Analyst in
                                                             1992.  From 1995 and 2000, he worked as an international
                                                             analyst.  Mr. Gorham's affiliations include CFA Institute and
                                                             Boston Security Analysts Society, Inc.  He holds an MBA from
                                                             Boston College and a BS from the University of New Hampshire.




    FUND NAME                      PORTFOLIO MANAGER(s)                       INVESTMENT EXPERIENCE
------------------------       ---------------------------   ----------------------------------------------------------------
Aston/McDonnell
Municipal Bond Fund            Daniel T. Vande Velde         Senior Portfolio Manager of the Fund since ____, 2006 and Vice
                                                             President of McDonnell.  Mr. Velde has over 15 years of
                                                             investment experience.  Prior to joining McDonnell, Mr. Velde served as portfolio manager and senior credit analyst at Van
                                                             Kampen Management Inc.  He received his B.B.A. degree in
                                                             Finance from Loyola University of Chicago and his M.B.A.
                                                             degree in Finance from DePaul University.

                               James Grabovac, CFA           Senior Portfolio Manager of the Fund since ___, 2006 and Vice
                                                             President of McDonnell.  Mr. Grabovac has over 20 years of investment experience.  From 1998 to 2002, he was an
                                                             independent futures trader and from 1995 to 1998 he managed tax-exempt funds at INVESCO Funds Group.  Prior to that he was employed by Stein Roe and Farnham in Chicago where he managed a high yield municipal bond fund.  He received his B.A. degree in Economics from Lawrence University and his M.B.A. in
                                                             Finance from the University of Michigan.  He holds the
                                                             Chartered Financial Analyst designation and is a member of the
                                                             Association for Investment Management and Research.

                               Susan A. Carr                 Portfolio Manager of the Fund since ___ 2006 and Assistant
                                                             Vice President of McDonnell.  Ms. Carr has nearly twenty years of municipal industry experience.  Prior to joining McDonnell, she most recently served as Vice President and Senior
                                                             Portfolio Manager at Nuveen Investments.  Early in her career at Nuveen, Ms. Carr served as a Pricing Analyst.  She received her B.A. degree in Speech and English from Augustana College.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio manager and the portfolio managers' ownership of securities in the Funds is available in the SAI.

MANAGEMENT FEES



                                                       MANAGEMENT FEE PAID FOR
                                                          FISCAL YEAR ENDED
                      FUND NAME                              10/31/05(a)
                      ---------                              -----------
Aston/ABN AMRO Investor Money Market Fund                         0.40%
Aston Balanced Fund                                               0.70%
Aston Value Fund                                                  0.58%(b)
Aston/ABN AMRO Growth Fund                                        0.70%
Aston/ABN AMRO High Yield Bond Fund                               0.00%(b)
Aston/ABN AMRO Mid Cap Growth Fund                                  N/A(c)
Aston/ABN AMRO Real Estate Fund                                   0.92%(b)
Aston/McDonnell Municipal Bond Fund                               0.08%(b)
Aston/Montag & Caldwell Balanced Fund                             0.75%
Aston/Montag & Caldwell Growth Fund                               0.65%

Aston/Optimum Mid Cap Fund


Aston/River Road Dynamic Equity Income Fund                       0.00%(b)
Aston/River Road Small Cap Value Fund                             0.00%(b)
Aston/TAMRO Large Cap Value Fund                                  0.46%(b)
Aston/TAMRO Small Cap Value Fund                                  0.79%(b)
Aston/TCH Fixed Income Fund                                       0.34%(b)
Aston/TCH Investment Grade Bond Fund                              0.29%(b)
Aston/Veredus Aggressive Growth Fund                              1.00%
Aston/Veredus SciTech Fund                                        0.00%(b)
Aston/Veredus Select Growth Fund                                  0.00%(b)


------------------
(a)For the fiscal year ended October 31, 2005, the following ABN AMRO entities served as investment adviser to each Fund: ABN AMRO Asset Management, Inc., Montag & Caldwell, Inc., River Road Asset Management LLC, TAMRO Capital Partners, LLC, and Veredus Asset Management LLC.

(b)Taking into account fee waivers then in effect.

(c)The fund did not commence operations until December 29, 2005.

RELATED PERFORMANCE


ASTON/RIVER ROAD DYNAMIC EQUITY INCOME FUND

The following is the performance of a separate account managed by the portfolio managers of Aston/River Road Dynamic Equity Income Fund (the "Managed Account"). The Managed Account is the only unrestricted separate account managed by the portfolio managers of Aston/River Road Dynamic Equity Income Fund having substantially the same objectives, policies and strategies as Aston/River Road Dynamic Equity Income Fund. As of January 31, 2006, the Managed Account had assets of approximately $925,000 and is related to management of River Road. The performance of the Managed Account prior to April 1, 2005 occurred while the portfolio managers were employed by other investment advisers.


                                  TOTAL RETURN

               Managed    Russell 3000   Lipper Equity
               Account      Index(a)    Income Index(a)
              ----------- ------------- -----------------
2003(b)         13.30%       12.43%          12.74%
------------- ----------- ------------- -----------------
2004            24.25        11.95           13.02
------------- ----------- ------------- -----------------
2005             9.83         6.12            5.80
------------- ----------- ------------- -----------------


                           AVERAGE ANNUAL TOTAL RETURN
                    (For the periods ended December 31, 2005)

                Managed    Russell 3000   Lipper Equity
                Account      Index(a)     Income Index(a)
-------------- ----------- -------------- ---------------
One Year          9.83%        6.12%            5.80%
-------------- ----------- -------------- ---------------
Since            21.37        13.73            14.20
Inception(c)
-------------- ----------- -------------- ---------------


--------------
(a)Each index reflects the total return of securities comprising the index, including changes in market prices as well as accrued investment income, which is presumed to be reinvested. Performance figures for each index do not reflect deduction of transaction costs or expenses, including management fees.

(b)2003 percentages represent rates of return for the three-month period ended December 31, 2003 and are not annualized.

(c)Inception:  October 1, 2003.

Performance figures reflected are net of management fees and net of all expenses, including transaction costs and commissions. Results include the reinvestment of dividends and capital gains.

The performance of the Managed Account does not represent the historical performance of Aston/River Road Dynamic Equity Income Fund and should not be considered indicative of future performance of the Fund. Results may differ because of, among other things, differences in brokerage commissions, account expenses, including management fees, the size of positions taken in relation to account size, diversification of securities, timing of purchases and sales, and availability of cash for new investment. If the Fund's fees and expenses had been used in calculating the Managed Account's performance, the performance of the Managed Account would have been lower. In addition, the Managed Account is not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986, as amended, which if applicable, may have adversely affected the performance results of the Managed Account. The results for different products may vary.


ASTON/RIVER ROAD SMALL CAP VALUE FUND

The following is a composite of small cap equity accounts managed by the portfolio managers of Aston/River Road Small Cap Value Fund (the "Managed Accounts"). As of January 31, 2006, the Managed Accounts had assets of $36 million and is related to the management of River Road. The performance of the Managed Accounts prior to April 1, 2005 occurred while the portfolio managers were employed by other investment advisers. The investment objectives, policies and strategies of Aston/River Road Small Cap Value Fund are substantially similar to those of the Managed Accounts.



                                  TOTAL RETURN

               Managed    Russell 2000    Russell 2000
               Account   Value Index(a)   Value Index(a)
------------- ----------- ------------- -----------------
1998            14.77%       -6.45%          -2.55%
------------- ----------- ------------- -----------------
1999            -4.57        -1.49           21.26
------------- ----------- ------------- -----------------
2000            -2.05        22.83           -3.02
------------- ----------- ------------- -----------------
2001            22.59        14.02            2.49
------------- ----------- ------------- -----------------
2002             7.72       -11.43          -20.48
------------- ----------- ------------- -----------------
2003            34.86        46.03           47.25
------------- ----------- ------------- -----------------
2004            33.81        22.25           18.33
------------- ----------- ------------- -----------------
2005            12.87         4.71            4.55
------------- ----------- ------------- -----------------


                           AVERAGE ANNUAL TOTAL RETURN
                    (For the periods ended December 31, 2005)

               Managed    Russell 2000
               Account    Value Index(a)
------------- ----------- ------------- -----------------
One Year
------------- ----------- ------------- -----------------

------------- ----------- ------------- -----------------

------------- ----------- ------------- -----------------

------------- ----------- ------------- -----------------

------------- ----------- ------------- -----------------

------------- ----------- ------------- -----------------

------------- ----------- ------------- -----------------

------------- ----------- ------------- -----------------

                Managed    Russell 2000    Russell 2000
                Account      Index(a)     Value Index(a)
-------------- ----------- -------------- ---------------
One Year         12.87%        4.71%            4.55%
-------------- ----------- -------------- ---------------
Three Year       26.76        23.18            22.13
-------------- ----------- -------------- ---------------
Five Year        21.88        13.55             8.22
-------------- ----------- -------------- ---------------
Since            14.16         9.96             6.87
Inception(b)
-------------- ----------- -------------- ---------------


--------------
(a)Each index reflects the total return of securities comprising the index, including changes in market prices as well as accrued investment income, which is presumed to be reinvested. Performance figures for each index do not reflect deduction of transaction costs or expenses, including management fees.

(b)Composite's inception: January 1, 1998

The composite rate of return is market-weighted reflecting the relative size of each eligible account, at the beginning of the relevant period. Performance figures reflected are net of management fees and net of all expenses, including transaction costs and commissions. Results include the reinvestment of dividends and capital gains.


The performance of the Managed Accounts does not represent the historical performance of Aston/River Road Small Cap Value Fund and should not be considered indicative of future performance of the Fund. Results may differ because of, among other things, differences in brokerage commissions, account expenses, including management fees, the size of positions taken in relation to account size, diversification of securities, timing of purchases and sales, and availability of cash for new investment. If the Fund's fees and expenses had been used in calculating the composite performance, the performance of the composite would have been lower. In addition, the Managed Accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986, as amended, which if applicable, may have adversely affected the performance results of the Managed Accounts. The results for different products may vary.

SHAREHOLDER INFORMATION

OPENING AN ACCOUNT

o        Read this prospectus carefully.


o Determine how much you want to invest. The minimum initial investment requirements for each Aston Fund are as follows:


         o        Regular accounts: $2,500

         o        Individual Retirement Accounts (IRAs): $500

         o Uniform Gift to Minor Accounts/Uniform Transfer to Minor Accounts (UGMA/UTMA) (custodial accounts for minors): $500

o        Complete the account application and carefully follow the instructions.
         If you have any questions, please call 800 992-8151. Remember to complete the "Purchase, Exchange and Redemption Authorization" section of the account application to establish your account privileges, and to avoid any delay and inconvenience of having to request these in writing at a later date.

o Purchase, exchange and redemption requests received and processed before 4:00 ET receive that business day's closing NAV. Trades received and processed after 4:00 ET receive the following business day's NAV.

o        Make your initial investment using the following table as a guideline.

o All account openings and subsequent transaction requests must be in "good order."

BUY, EXCHANGE AND SELL REQUESTS ARE IN "GOOD ORDER" WHEN

o        The account number and Fund name are included.

o        The amount of the transaction is specified in dollars or shares.

o Signatures of all owners appear exactly as they are registered on the account in original form, as photocopies are not acceptable.

o        Any required Medallion Signature Guarantees are included.

o Other supporting legal documents (as necessary) are present, including such requirements for written requests as described on page 59.




BUYING SHARES                             TO OPEN AN ACCOUNT                      TO ADD TO AN ACCOUNT ($50 MINIMUM)
----------------------------------------- --------------------------------------- ---------------------------------------------
THROUGH YOUR FINANCIAL REPRESENTATIVE     o  Your financial representative is     o  Your financial representative is
                                             responsible for transmitting the        responsible for transmitting the order
                                             order promptly.                         promptly.

BY MAIL                                   o  Complete and sign your application.  o  Return the investment slip from a statement with your check in the
ASTON FUNDS                               o  Make your check payable to Aston        envelope provided and mail to us at the
P.O. BOX 9765                                Funds and mail to us at the             address at the left.
PROVIDENCE, RI 02940                         address at the left.
                                                                                  o  We accept checks, bank drafts, money
OVERNIGHT DELIVERY                        o  We accept checks, bank drafts and       orders, wires and ACH for purchases (see
                                             money orders for purchases.             "Other Features" on page 59).  Checks
ASTON FUNDS                                  Checks must be drawn on U.S. banks      must be drawn on U.S. banks.  There is a
101 SABIN STREET                             to avoid any fees or delays in          minimum $20 charge for returned checks.
PAWTUCKET, RI 02680                          processing.
                                                                                  o  Give the following wire/ACH information
                                          o  We do not accept travelers,             to your bank:
                                             "temporary, post-dated, credit          Mellon Trust of New England
                                             card courtesy, second or third          ABA #01-10-01234
                                             party checks (which are check made      For:  Aston Funds
                                             payable to someone other than the       A/C 140414
                                             Funds).                                 FBO "Aston Fund Number"
                                                                                     "Your Account Number"



BUYING SHARES                             TO OPEN AN ACCOUNT                      TO ADD TO AN ACCOUNT ($50 MINIMUM)
----------------------------------------- --------------------------------------- ---------------------------------------------
                                                                                  Include your name, account number, tax payer
                                                                                  identification number or Social Security number,
                                                                                  address and the Fund you wish to purchase in the
                                                                                  wiring instructions.


                                                                                  o  We do not accept travelers, temporary,
                                                                                     post-dated, credit card courtesy, second or
                                                                                     third party checks (which are checks made
                                                                                     payable to someone other than the Funds).


                                                                                  o  For your protection, our current Internet
                                                                                     capabilities allow you to check balances and
                                                                                     transfer monies only between Funds. Please
                                                                                     contact us via mail with a signed letter of
                                                                                     instruction for all other changes to your
                                                                                     account.

BY PHONE                                  o  Obtain a Fund and account number     o  Verify that your bank or credit union is
                                             by calling Aston Funds at the           a member of the ACH.
800 992-8151                                 number at the left.
                                                                                  o  To place your request with an Investor
                                          o  Instruct your bank (who may charge      Services Associate, call between 9 a.m.
                                             a fee) to wire or ACH the amount        and 7 p.m. ET, Monday - Friday.
                                             of your investment.
                                                                                  o  You should complete the "Bank Account
                                          o  Give the following wire/ACH             Information" section on your account
                                             information to your bank:               application.
                                             Mellon Trust of New England
                                             ABA #01-10-01234                     o  When you are ready to add to your
                                             For:  Aston Funds                       account, call Aston Funds and tell the
                                             A/C 140414                              representative the Fund name, account
                                             FBO "Aston Fund Number"                 number, the name(s) in which the account
                                             "Your Account Number"                   is registered and the amount of your
                                                                                     investment.
                                          o  Return your completed and signed
                                             application to:  Aston Funds P.O.    o  Instruct your bank (who may charge a
                                             Box 9765 Providence, RI 02940           fee) to wire or ACH the amount of your
                                                                                     investment.

                                                                                  o  Give the following wire/ACH information
                                                                                     to your bank:
                                                                                     Mellon Trust of New England
                                                                                     ABA #01-10-01234
                                                                                     For:  Aston Funds
                                                                                     A/C 140414
                                                                                     FBO "Aston Fund Number"
                                                                                     "Your Account Number"


                                                                                  o  Include your name, account number, taxpayer
                                                                                     identification number or Social Security
                                                                                     number, address and the Fund(s) you wish to
                                                                                     purchase in the wire instructions.

BY INTERNET               o  Download the appropriate account     o  Verify that your bank or credit union is
                             application(s) from our Web site.       a member of the ACH.
 www._____________.com
                          o  Complete and sign the                o  Complete the "Purchase, Exchange and
                             application(s).  Make your check        Redemption Authorization" section of
                             payable to Aston Funds and mail it      your account application.
                             to the address under "By Mail"
                             above.                               o  Obtain a Personal Identification Number
                                                                     (PIN) from Aston Funds for use on Aston
                                                                     Funds' Web site if you have not already
                                                                     done so.  To obtain a PIN, please call
                                                                     800 992-8151.

                                                                  o  When you are ready to add to your account,
                                                                     access your account through Aston Funds'
                                                                     Web site and enter your purchase
                                                                     instructions in the highly secure area
                                                                     for shareholders only called "Account
                                                                     Access." ACH purchases on the Internet may
                                                                     take 3 or 4 business days.


Other share classes of Aston Funds are available through separate prospectuses.

Please call 800 992-8151 for more information.


EXCHANGING SHARES


After you have opened an account with us, you can exchange your shares within Aston Funds to meet your changing investment goals or other needs. This privilege is not designed for frequent trading (which may subject you to a redemption fee) and may be difficult to implement in times of drastic market changes.

You can exchange shares from one Aston Fund to another within the same class of shares. You may also exchange between Class N and Class S shares of the Aston Funds. All exchanges to open new accounts must meet the minimum initial investment requirements. Exchanges may be made by mail, through the Internet or by phone at 800 992-8151 if you chose this option when you opened your account. For federal income tax purposes, in non-retirement accounts, each exchange into a different Fund is treated as a sale and a new purchase.

HOW DOES AN EXCHANGE TAKE PLACE?
When you exchange your shares, you authorize the sale of your shares in one Fund to purchase shares of another Fund. In other words, you are requesting a sale and then a purchase. The exchange of your shares may be a taxable event for you if the shares are not held in a tax deferred account and may subject you to a redemption fee.

Aston Funds reserves the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders. All exchange requests must be in "good order."

SELLING/REDEEMING SHARES

Once you have opened an account with us, you can sell your shares to meet your changing investment goals or other needs. All redemption requests must be in "good order."

The following table shows guidelines for selling shares.


SELLING SHARES                 DESIGNED FOR...                        TO SELL SOME OR ALL OF YOUR SHARES...
--------------------------------------------------------------------------------------------------------------------
THROUGH YOUR FINANCIAL         o  Accounts of any type                o  Your financial representative is
REPRESENTATIVE                                                           responsible for transmitting the order
                                                                         promptly.
--------------------------------------------------------------------------------------------------------------------
BY MAIL                        o  Accounts of any type                o  Write and sign a letter of instruction
                                                                         indicating the Fund name, Fund number, your
                               o  Sales or redemptions of any size       account number, the name(s) in which the
ASTON FUNDS                       (For redemptions over $50,000          account is registered and the dollar
P.O. BOX 9765                     please see Medallion Signature         value or number of shares you wish to sell.
PROVIDENCE, RI 02940              Guarantee on the next page)
                                                                      o  Include all signatures and any additional
OVERNIGHT DELIVERY                                                       documents that may be required. (See
                                                                         "Selling Shares in Writing" on page 57).
ASTON FUNDS                                                              Signatures must be in original form, as
101 SABIN STREET                                                         photocopies are not accepted.
PAWTUCKET, RI 02860
                                                                      o  Mail to us at the address at the left.

                                                                      o  A check will be mailed to the name(s) and
                                                                         address in which the account is registered.
                                                                         If you would like the check mailed to a
                                                                         different address, you must write a letter
                                                                         of instruction and have it Medallion
                                                                         Signature Guaranteed.

                                                                      o  Proceeds may also be sent by wire or ACH
                                                                         (see "Other Features" on page 58).
--------------------------------------------------------------------------------------------------------------------
BY PHONE                       o  Non-retirement accounts             o  For automated service 24 hours a day using
                                                                         your touch-tone phone, call [800 992-8151.]
800 992-8151                   o  Sales of up to $50,000 (for
                                  accounts with telephone account     o  To place your request with an Investor
                                  privileges)                            Services Associate, call between 9 a.m. and
                                                                         7 p.m. ET, Monday - Friday.

                                                                      o  A check will be mailed to the name(s) and
                                                                         address in which the account is registered.
                                                                         If you would like the check mailed to a
                                                                         different address, you must write a letter
                                                                         of instruction and have it Medallion
                                                                         Signature Guaranteed.

                                                                      o  Proceeds may also be sent by wire or ACH
                                                                         (see "Other Features" on page 58).

                                                                      o  The Funds reserve the right to refuse any
                                                                         telephone sales request and may modify the
                                                                         procedures at any time. The Funds make
                                                                         reasonable attempts to verify that
                                                                         telephone instructions are genuine, but you
                                                                         are responsible for any loss that you may
                                                                         bear from telephone requests.

BY INTERNET                    o  Non-retirement accounts             o  Complete the "Purchase, Exchange and
www.___________.com                                                      Redemption Authorization" section of your
                                                                         account application.

                                                                      o  Obtain a Personal Identification Number
                                                                         (PIN) from Aston Funds (800 992-8151) for
                                                                         use on Aston Funds' Web site if you have
                                                                         not already done so.

                                                                      o  When you are ready to redeem a portion of
                                                                         your account, access your account through
                                                                         Aston Funds' Web site and enter your
                                                                         redemption instructions in the highly
                                                                         secure area for shareholders only called
                                                                         "Account Access." A check for the proceeds
                                                                         will be mailed to you at the address of
                                                                         record.

                                                                      o  Proceeds may also be sent by wire or ACH
                                                                         (see "Other Features" on page 58).
----------------------------------------------------------------------------------------------------------------------
BY MONEY MARKET CHECKWRITING   o  Regular accounts                    o  Request the free checkwriting privilege on
                                                                         your application
                               o  Aston/ABN AMRO Investor Money
                                  Market Fund only                    o  Verify that the shares to be sold were
                                                                         purchased more than 15 days earlier or were
                                                                         purchased by wire, otherwise there can be
                                                                         up to a 15-day hold on checks.

                                                                      o  You may write unlimited checks, each for
                                                                         $100 or more. You cannot close an account
                                                                         by writing a check.

                                                                      o  You continue to earn dividends until checks
                                                                         are presented for payment. There is a $30
                                                                         charge for returned checks.

                                                                      o  Currently, there is no charge for this
                                                                         privilege, but the Fund reserves the right
                                                                         to add one.

                                                                      o  Canceled checks are available upon request
                                                                         but there is a fee to receive them.

                                                                      o  The Fund may cancel this privilege at any
                                                                         time by giving notice to you.



SELLING SHARES IN WRITING
In certain circumstances, you must make your request to sell shares in writing. You may need to include a Medallion Signature Guarantee (which protects you against fraudulent orders) and additional items with your request, as shown in the table below.

WE REQUIRE MEDALLION SIGNATURE GUARANTEES IF:

o    your address of record has changed within the past 30 days

o    you are selling more than $50,000 worth of shares

o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or other than wire or ACH sent to the bank account of the registered owner(s)

-----------------------------------------------------------------

SELLER                                REQUIREMENTS FOR WRITTEN REQUESTS
-------------------------------       -----------------------------------------------------
Owners of individual, joint,          o  Letter of instruction
sole proprietorship, UGMA/UTMA,       o  On the letter, the signatures and titles
or general partner accounts              of all persons authorized to sign for the account,
                                         exactly as the account is registered, must be in
                                         original form, as photocopies are not accepted
                                      o  MEDALLION SIGNATURE GUARANTEE, if applicable
                                         (see next page for more details)
Owners of corporate or                o  Letter of instruction
association accounts                  o  Corporate resolution certified within the past
                                         12 months
                                      o  On the letter, the signatures and titles of all
                                         persons authorized to sign for the account,
                                         exactly as the account is registered, must be in
                                         original form, as photocopies are not accepted
                                      o  MEDALLION SIGNATURE GUARANTEE, if applicable
                                         (see next page for more details)
Owners or trustees of trust           o  Letter of instruction
accounts                              o  On the letter, the signature of the trustee(s)
                                         must be in original form, as photocopies are not
                                         accepted
                                      o  If the names of all trustees are not registered on
                                         the account, a copy of the trust document
                                         certified within the past 12 months
                                      o  MEDALLION SIGNATURE GUARANTEE, if applicable
                                         (see next page for more details)
Joint tenancy shareholders            o  Letter of instruction signed by the surviving
whose co-tenants are deceased            tenant must be in original form, as photocopies
                                         are not accepted
                                      o  Copy of death certificate
                                      o  Medallion Signature Guarantee, if applicable
                                         (see next page for more details)
Executors of shareholder estates      o  Letter of instruction signed by executor must be
                                         in original form, as photocopies are not accepted
                                      o  Copy of order appointing executor
                                      o  MEDALLION SIGNATURE GUARANTEE, if applicable
                                         (see next page for more details)
Administrators, conservators,         o  Call 800 992-8151 for instructions
guardians and other sellers or
account types not listed above
IRA accounts                          o  IRA distribution request form completed and
                                         signed. Call 800 992-8151 for a form


In addition to the situations described above, Aston Funds may require Medallion Signature Guarantees in other circumstances based on the amount of redemption request or other factors.


OTHER FEATURES
The following other features are also available to buy and sell shares of the Funds.

WIRE. To purchase and sell shares via the Federal Reserve Wire System:


o You must authorize Aston Funds to honor wire instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.


o To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.

WHAT IS A MEDALLION SIGNATURE GUARANTEE?

A Medallion Signature Guarante verifies the authenticity of your signature and may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a Medallion Program recognized by the Securities Transfer Association.

Medallion Signature Guarantees help ensure that major transactions or changes to your account are in fact authorized by you. For example, we require a Medallion Signature Guarantee on written redemption requests for more than $50,000. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

A NOTARY PUBLIC STAMP OR SEAL CANNOT BE SUBSTITUTED FOR A MEDALLION SIGNATURE GUARANTEE.



AUTOMATED CLEARING HOUSE (ACH). To transfer money between your bank account and your Aston Funds account(s):

o You must authorize Aston Funds to honor ACH instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.

o Most transfers are completed within three business days of your call. ACH purchases will receive the NAV calculated on the day the money is received.

o There is no fee to your account for this transaction and generally, no fee from your bank.


REDEMPTIONS IN KIND

The Funds have elected, under Rule 18f-1 under the Investment Company Act of 1940, as amended, to pay sales proceeds in cash up to $250,000 or 1% of each Fund's total value during any 90-day period for any one shareholder, whichever is less.

Larger redemptions may be detrimental to existing shareholders. While we intend to pay all sales proceeds in cash, we reserve the right to make higher payments to you in the form of certain marketable securities of a Fund. This is called a "redemption in kind." You may need to pay certain sales charges related to a redemption in kind, such as brokerage commissions, when you sell the securities. Redemptions in kind are taxable events for federal income tax purposes in the same manner as when the sales proceeds are paid in cash.

INVOLUNTARY REDEMPTIONS

To reduce expenses, we may sell your shares and close your fund position(s) if its value falls below $1,500 for any reason. We will give you 30 days notice before we sell your shares. This gives you an opportunity to purchase enough shares to raise the value of your fund position above $2,500 (the minimum initial investment for regular accounts) to avoid closing it out. We will not close out fund positions in IRAs, custodial accounts for minors, or Automatic Investment Plans. Redemption fees will not be assessed on involuntary redemptions.


TRANSACTION POLICIES

CALCULATING SHARE PRICE


When you buy, exchange or sell shares, the net asset value (NAV) next determined is used to price your purchase or sale. The NAV for each share class of a Fund is determined each business day at the close of regular trading on the New York Stock Exchange (NYSE) (typically 4 p.m. Eastern Time (ET)) by dividing a class's net assets by the number of its shares outstanding. Currently, the Funds observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Generally, market quotes are used to price securities. If market quotations are not available or are deemed unreliable, securities are valued at fair value as determined by an adviser in accordance with guidelines adopted and periodically reviewed by the Board of Trustees. These circumstances may arise, for instance, when trading in a security is suspended, the exchange or market on which a security is traded closes early, or the trading volume in a security is limited, calling into question the reliability of market quotations. In such a case,

--------------------------------------------------------------------------------


the Fund's value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the value realized upon such security's sale. The Board of Trustees receives a report of any actions taken under the Funds' fair valuation procedures.

Quotations of foreign securities denominated in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE may not be reflected in the calculation of NAV. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by an adviser in accordance with guidelines adopted by the Board of Trustees.

ASTON/ABN AMRO INVESTOR MONEY MARKET FUND uses the amortized cost method to value its investments. Portfolio securities are valued at their purchase price and adjustments for discounts or premiums are reflected in their acquisition cost. The amortized cost method of valuation is designed to help the Fund maintain a constant price of $1.00 per share.

EXECUTION OF REQUESTS
Each Fund is open on each business day that the NYSE is open for trading. The NYSE is not open on weekends or national holidays. Buy, exchange and sell requests are executed at the NAV next calculated after Aston Funds or an authorized broker or designee receives your mail, telephone or Internet request in "good order." Purchase orders and redemption requests for each Fund, except the Aston/ABN AMRO Investor Money Market Fund, must be received by the close of regular trading on the NYSE (typically 4 p.m. (ET)) for same day processing. Purchase orders and redemption requests for the Aston/ABN AMRO Investor Money Market Fund must be received by 1 p.m. (ET) for same day processing. On days when the Federal Reserve Cash Settlement System closes earlier than normal, these times may be accelerated. Sales proceeds are normally sent the next business day, but are always sent within seven days of receipt of a request in "good order." Brokers and their authorized designees are responsible for forwarding purchase orders and redemption requests to the Funds.

Shares of Aston Funds can also be purchased through broker-dealers, banks and trust departments that may charge you a transaction or other fee for their services. These fees are not charged if you purchase shares directly from Aston Funds.

A Fund may be required to "freeze" your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.

Aston Funds reserves the right to:

o refuse any purchase or exchange of shares if it could adversely affect a Fund or its operations;

o    suspend the offering of Fund shares;

o change the initial and additional investment minimums or waive these minimums for any investor;

o delay sending you your sales proceeds for up to 15 days if you purchased shares by check. A minimum $20 charge will be assessed if any check used to purchase shares is returned;

o    change, withdraw or waive various services, fees and account policies.

CUSTOMER IDENTIFICATION PROGRAM
Federal law requires Aston Funds to obtain, verify and record identifying information for each investor who opens or reopens an account with Aston Funds. An investor may be an individual or a person other than an individual (such as a corporation, partnership or trust). Such identifying information may include the name, residential or business street address, principal place of business, local office or other physical location (for a person other than an individual), date of birth (for an individual), social security or taxpayer identification number or other identifying information. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, Aston Funds reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or
(b) to refuse an investment in Aston Funds or to involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified. Aston Funds and its agents will not be responsible for any loss in an investor's account resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity cannot be verified.

MONEY MARKET TRADING
For Aston/ABN AMRO Investor Money Market Fund, your purchase will be processed at the NAV calculated after your investment has been converted to federal funds. On days when the NYSE is open for trading and federal banks are closed (currently, Columbus Day and Veterans' Day), conversion into federal funds does not occur until the next business day. If you invest by check or a non-federal funds wire, you should allow one business day after receipt for conversion into federal funds. Checks must be made payable to "Aston Funds."

SHORT-TERM AND EXCESSIVE TRADING
Except for Aston/ABN AMRO Investor Money Market Fund, the Funds are designed for long-term investors. Each Fund discourages and does not knowingly accommodate short-term and excessive trading. Such trading increases brokerage and administrative costs, may result in increased taxable gains to remaining shareholders and may disrupt portfolio management. For example, the Funds may be unable to effectively invest the proceeds from certain purchase or exchange requests under certain market conditions or may incur losses on the sale of investments. These risks may be more pronounced for Funds investing in securities that are more difficult to value or that are susceptible to pricing arbitrage (e.g., foreign securities, high yield securities and small cap securities). Thus, such trading may negatively impact the Funds' NAV and result in dilution to long-term shareholders.

In an effort to protect long-term shareholders, the Funds' Board of Trustees has adopted policies and procedures which seek to deter short-term trading and excessive trading and to detect such trading activity at levels that may be detrimental to the Funds. These policies and procedures include the following:

o Certain Funds have adopted redemption fees for shares held less than 90 calendar days;

o The Funds (except the Aston/ABN AMRO Investor Money Market Fund) have adopted certain fair valuation practices intended to protect the Funds from time zone arbitrage with respect to foreign securities and other trading practices that seek to exploit stale prices;

o    The Funds reserve the right to:

     o Reject any purchase, including exchange purchases, that could adversely affect the Funds or their operations; o Limit, terminate or otherwise modify the exchange privilege of any shareholder deemed to be engaged in activities that may be detrimental to the Funds;

     o Reject any purchase, including exchange purchases, from investors if there appears to be evidence of short-term trading or excessive trading;

     o Permanently prevent future purchases and exchanges from occurring in accounts where short-term trading or excessive trading is apparent.


In making the determination to exercise these rights, the Funds may consider an investor's trading history in the Funds and accounts under common ownership or control. The Funds seek to employ reasonable measures to detect short-term and excessive trading at levels that may be detrimental to the Funds. Accordingly, the Funds use certain materiality and volume thresholds in applying the policies and procedures, but otherwise seek to apply the policies and procedures uniformly to all shareholders other than those who hold shares through omnibus accounts. While the Funds notify intermediaries of and request that they enforce these policies and procedures, the Funds cannot directly control activity through all channels and are dependent on intermediaries to enforce the Funds' policies and procedures. In certain cases, intermediaries may be unable to implement these policies or may not be able to implement them in the same manner as the Funds due to system or other constraints or issues. Shareholders who invest through omnibus accounts may be subject to policies and procedures that differ from those applied by the Funds to direct shareholders. The Funds reserve the right to limit an intermediary's future access to the Funds, up to and including termination of the Selling Agreement held with said intermediary. There is no assurance that the Funds' policies and procedures will be effective in limiting and deterring short-term and excessive trading in all circumstances.


Unlike the other Funds, the Aston/ABN AMRO Investor Money Market Fund is designed for liquidity needs and is not actively monitored for market timing. As a result, the Fund's Board of Trustees has determined that it would be appropriate for the Aston/ABN AMRO Investor Money Market Fund not to adopt policies and procedures with respect to short-term and excessive trading. Nevertheless, the Aston/ABN AMRO Investor Money Market Fund reserves the right to reject or limit any purchase, including exchange purchases, or to terminate or limit exchange privileges if it appears that the Aston/ABN AMRO Investor Money Market Fund is being used to facilitate short-term and excessive trading with other Aston Funds.

REDEMPTION FEES
The following Aston Funds assess a 2% fee on redemptions (including exchanges) of Fund shares sold or exchanged within 90 calendar days of purchase: Aston/ABN AMRO Real Estate Fund, Aston/Veredus SciTech Fund, Aston/ABN AMRO High Yield Bond Fund and Aston/McDonnell Municipal Bond Fund.


Redemption fees are paid to the respective Fund to help offset transaction costs and to protect the Fund's long-term shareholders. Each Fund will use the "first-in, first-out" (FIFO) method to determine the holding period. Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account. If this holding period is less than the required holding period, the fee will be charged.

The Funds will notify intermediaries, such as broker-dealers or plan administrators, of the Funds' policies and procedures and request the intermediaries to track and remit redemption fees to the Fund. However, due to limitations with system capabilities, certain broker-dealers, banks, plan administrators and other intermediaries may not be able to track and collect redemption fees at this time or their method for tracking and calculating redemption fees may differ from those of the Funds. There is no assurance that the Funds' redemption fee policies and procedures will be effective in limiting and deterring short-term and excessive trading in all circumstances. Redemption fees may not be assessed in certain circumstances, including the following: shares purchased through reinvested distributions; certain distributions required by law or due to shareholder hardship; redemptions through a Systematic Withdrawal Plan; accounts held through intermediaries that are unable or unwilling to assess redemption fees and do not report sufficient information to the Funds to impose a redemption fee (as discussed above); and circumstances where the Funds' Administrator believes it to be in the best interest of the Funds and in accordance with the Funds' policies and procedures to waive the redemption fee on behalf of the Funds.

ACCOUNT POLICIES AND DIVIDENDS

ACCOUNT STATEMENTS
In general, you will receive quarterly account statements. In addition, you will also receive account statements:

o after every transaction that affects your account balance (except for dividend reinvestments, automatic investment plans or systematic withdrawal plans);

o    after any change of name or address of the registered owner(s).


Aston Funds may charge a fee for certain services, such as providing historical account documents.

MAILINGS TO SHAREHOLDERS
To help reduce Fund expenses and environmental waste, Aston Funds combines mailings for multiple accounts going to a single household by delivering Fund reports (annual and semi-annual reports, prospectuses, etc.) in a single envelope. If you do not want us to continue consolidating your Fund mailings and would prefer to receive separate mailings with multiple copies of Fund reports, please call one of our Investor Services Associates at 800 992-8151.


DISTRIBUTIONS
The Funds distribute income dividends and net capital gains distributions. Income dividends represent the earnings from a Fund's investment less its expenses; capital gains generally occur when a Fund sells a portfolio security for more than the original purchase price.

DIVIDENDS
The following table shows the Funds' dividend and distribution schedule.





                                                    Distribution Schedule
FUNDS                                       DIVIDENDS, IF ANY                 CAPITAL GAINS DISTRIBUTIONS, IF ANY

Equity, except Aston/River Road Dynamic     o  Declared and paid              o  Distributed at least once a year,
   Equity Income Fund                          quarterly                         in December

Aston/River Road Dynamic Equity Income      o  Declared and paid              o  Distributed at least once a year,
   Fund                                        monthly                           in December

Balanced                                    o  Declared and paid              o  Distributed at least once a year,
                                               quarterly                         in December
Fixed Income

   Aston/TCH Fixed Income Fund,             o  Declared and paid              o  Distributed at least once a year,
      Aston/TCH Investment Grade Bond          monthly                           in December
      Fund and Aston/ABN AMRO High
      Yield Bond Fund

   Aston/McDonnell Municipal Bond Fund      o  Declared daily and             o  Distributed at least once a year,
                                               paid monthly                      in December

Money Market                                o  Declared daily and             o  Distributed at least once a year,
                                               paid monthly                      in December


UNCASHED CHECKS
Checks should be cashed upon receipt, as we will not pay interest on uncashed checks.

DIVIDEND REINVESTMENTS
Many investors have their dividends and distributions reinvested in additional shares of the same Fund. If you choose this option, or if you do not indicate a choice, your dividends and distributions will be automatically reinvested on the dividend payable date. You can also choose to have a check for your dividends and distributions mailed to you by choosing this option on your account application.

ADDITIONAL INVESTOR SERVICES


AUTOMATIC INVESTMENT PLAN
The Automatic Investment Plan allows you to set up a regular transfer of funds from your bank account to the Aston Fund(s) of your choice. You determine the amount of your investment (minimum: $50), and you can terminate the program at any time. To take advantage of this feature, complete the appropriate sections of the account application.

ASTON FUNDS WEB SITE
Aston Funds maintains a Web site located at ____________________________. You can purchase, exchange and redeem shares, and access information such as your account balance and the Funds' NAVs through our Web site. In order to engage in shareholder transactions on our Web site, you must obtain a Personal Identification Number (PIN) by calling us at 800 992-8151. One of our Investor Services Associates will ask a series of questions to verify your identity and assign a temporary PIN that will allow you to log onto "Account Access" on our site. You will be prompted to change the temporary PIN to a new PIN, which will be known only to you, and then you may access your account information. You may also need to have bank account information, wire instructions, ACH instructions or other options established on your account.

Aston Funds has procedures in place to try to prevent unauthorized access to your account information. The Funds and their agents will not be responsible for any losses resulting from unauthorized transactions on our Web site.


SYSTEMATIC WITHDRAWAL PLAN
This plan may be used for periodic withdrawals (at least $50 by check or ACH) from your account. To take advantage of this feature:

o    you must have at least $50,000 in your account;

o    determine the schedule: monthly, quarterly, semi-annually or annually;

o    call [800 992-8151] to add a systematic withdrawal plan to your account.

RETIREMENT PLANS
Aston Funds offers a range of retirement plans, including Traditional, Roth and Education Savings Accounts (formerly Education IRAs), SIMPLE IRAs and SEP IRAs. Using these plans, you can invest in any Aston Fund with a low minimum investment of $500. The annual maintenance fee for IRAs is $15 per account (not to exceed $30), but it is waived if you have $35,000 or more in assets. The fee is assessed every December for the current calendar year. To find out more, call Aston Funds at 800 992-8151.

DISTRIBUTION PLAN 12b-1 FEES

To pay for the cost of promoting the Funds and servicing your shareholder account, the Funds, except for Aston/ABN AMRO Investor Money Market Fund, have adopted a Rule 12b-1 distribution plan. Under this plan, a fee at an annual rate of not more than 0.25% of each Fund's Class N shares' average daily net assets is paid to the distributor for certain expenses associated with the distribution of Fund shares and other services. The fee is accrued daily and payable monthly. Over time, these fees may increase the cost of your investment and may cost more than paying other types of sales charges.

In addition to distribution and service fees paid by the Funds, Aston or its affiliates compensate many intermediaries that distribute and/or service investors in the Funds for various services out of their own assets and not as an additional charge to the Funds. These additional payments, which are sometimes referred to as "revenue sharing," may represent a premium over payments made by other fund families, and may create an added incentive for investment professionals to sell or recommend the Funds over other funds offered by competing fund families. The revenue sharing payments may differ for each fund within the Aston family of funds, including within the same intermediary, and across intermediaries. These payments include intercompany payments between Aston and its affiliates.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The Funds attempt to obtain the best possible price and most favorable execution of transactions in their portfolio securities. There may be times when a Fund may pay one broker-dealer a commission that is greater than the amount that another broker-dealer may charge for the same transaction. The advisers generally determine in good faith if the commission paid was reasonable in relation to the brokerage or research services provided by the broker-dealer. In selecting and monitoring broker-dealers and negotiating commissions, the advisers consider a broker-dealer's reliability, availability of research, the quality of its execution services and its financial condition.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Certain tax considerations may apply to your investment in an Aston Fund. The following is a general description of certain federal income tax considerations. If you have any tax-related questions relating to your own investments, please consult your tax adviser. Further information regarding the federal income tax consequences of investing in the Funds is included in the SAI.

TAXES
For federal income tax purposes:

o The Funds pay dividends and distribute capital gains at different intervals. All dividends and distributions are automatically reinvested at NAV unless you choose to receive them in a cash payment. You can change your payment options at any time by writing to us.

o The tax treatment of dividends and distributions is the same whether you reinvest the distributions or elect to receive them in cash. You will receive a statement with the federal income tax status of your dividends and distributions for the prior year by January 31.

o Distributions of any net investment income, other than "qualified dividend income," are taxable to you as ordinary income.

o Distributions of "qualified dividend income" (i.e., generally dividends received by a Fund from domestic corporations and certain foreign corporations) will generally be taxed to individuals and other non-corporate investors in the Funds at rates applicable to long-term capital gains, provided certain holding period requirements contained in the Internal Revenue Code are satisfied. Dividends received by a Fund from most REITs and certain foreign corporations are not expected to qualify for treatment as qualified dividend income when distributed by a Fund.

o Distributions declared in October, November or December and paid on or before January 31 of the succeeding year will be treated for federal income tax purposes as if received by shareholders on December 31 of the year in which the distribution was declared.


o Aston/McDonnell Municipal Bond Fund may invest a portion of its assets in securities that generate income that is not exempt from regular federal or state income tax. In addition, any dividends paid by Aston/McDonnell Municipal Bond Fund that are derived from capital gains will be subject to federal income tax. Dividends that are exempt from regular federal income tax may be subject to the federal alternative minimum tax. Income of Aston/McDonnell Municipal Bond Fund that is exempt from federal income tax may be subject to state and local taxes.


o Distributions of net long-term capital gain (net long-term capital gain less any net short-term capital loss) are taxable as long-term capital gain regardless of how long you may have held shares of a Fund. In contrast, distributions of net short-term capital gain (net short-term capital gain less any net long-term capital loss) are taxable as ordinary income regardless of how long you may have held shares of a Fund.

o When you sell or exchange shares in a non-retirement account, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. The gain or loss may generally be treated as a long-term capital gain or loss if you held your shares for more than one year. If you held your shares for one year or less, the gain or loss will generally be treated as a short-term capital gain or loss taxable at ordinary federal income tax rates. You are responsible for any tax liabilities generated by your transactions.


o If you do not provide Aston Funds with the complete and correct taxpayer identification information and required certification, or if the IRS so notifies us, you may be subject to backup withholding tax on dividends, distributions and redemption proceeds.


o If you purchase shares of a Fund just before a dividend or distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend."

o If a Fund qualifies (by having more than 50% of the value of its total assets at the close of the taxable year consist of stock or securities in foreign corporations) and elects to pass through foreign taxes paid on its investments during the year, such taxes will be reported to you as income. You may be able to claim an offsetting tax credit or deduction depending on your particular circumstances.

FINANCIAL HIGHLIGHTS


These financial highlights tables are to help you understand the Funds' financial performance. The following schedules present financial highlights for one share of each Fund outstanding throughout the periods indicated. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds' financial statements as of October 31, 2005, which have been audited by Ernst & Young LLP, whose report along with those Funds' financial statements, is included in the Funds' Annual Report, which is available upon request and the unaudited semi-annual financial statements as of April 30, 2006, included in the Funds' Semi Annual Report which is also available upon request.

ASTON/RIVER ROAD DYNAMIC EQUITY INCOME FUND (FORMERLY ABN AMRO/RIVER ROAD DYNAMIC EQUITY INCOME FUND)

                                                                                          PERIOD
                                                                                           ENDED        PERIOD
                                                                                          4/30/06        ENDED
                                                                                        (unaudited)   10/31/05(a)
                                                                                        ----------    -----------
Net Asset Value, Beginning of Period                                                                      $ 10.00
                                                                                                          -------
   INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                                                                     0.13
   Net realized and unrealized loss on investments                                                          (0.10)
                                                                                                          -------
   Total from investment operations                                                                          0.03
                                                                                                          -------

   LESS DISTRIBUTIONS:
   Distributions from and in excess of net investment income                                                (0.12)
                                                                                                          -------
   Total distributions                                                                                      (0.12)
                                                                                                          -------
Net decrease in net asset value                                                                             (0.09)
                                                                                                          -------
Net Asset Value, End of Period                                                                            $  9.91
                                                                                                          =======

TOTAL RETURN                                                                                                 0.30%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                                                                       $5,326
Ratios of expenses to average net
assets:
   Before reimbursement and/or waiver of expenses by Adviser                                                 2.71%
   After reimbursement and/or waiver of expenses by Adviser                                                  1.30%
Ratios of net investment income to average net assets:
   Before reimbursement and/or waiver of expenses by Adviser                                                 2.65%
   After reimbursement and/or waiver of expenses by Adviser                                                  4.06%
Portfolio Turnover                                                                                          14.37%(b)

------------------------------------

(a) Aston/River Road Dynamic Equity Income Fund commenced investment operations on June 28, 2005.

(b) Not Annualized.

ASTON/ABN AMRO GROWTH FUND (FORMERLY ABN AMRO GROWTH FUND)

                                                   PERIOD
                                                    ENDED         YEAR          YEAR          YEAR          YEAR          YEAR
                                                   4/30/06        ENDED         ENDED         ENDED         ENDED         ENDED
                                                 (unaudited)     10/31/05      10/31/04      10/31/03      10/31/02      10/31/01
                                                 ----------      --------      --------      --------      --------      --------
Net Asset Value, Beginning of Period                            $   21.76     $   21.14     $   18.55     $   20.38     $   30.86
                                                                ---------     ---------     ---------     ---------     ---------
   INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                                      0.05(a)      (0.05)(a)     (0.02)        (0.04)        (0.04)
   Net realized and unrealized gain (loss)
      on investments                                                 0.90(a)       0.67(a)       2.61         (1.74)        (7.36)
                                                                ---------     ---------     ---------     ---------     ---------
   Total from investment operations                                  0.95          0.62          2.59         (1.78)        (7.40)
                                                                ---------     ---------     ---------     ---------     ---------
   LESS DISTRIBUTIONS:
   Distributions from and in excess of net
      investment income                                             (0.05)           --            --           --(b)          --
   Distributions from net realized gain on
      investments                                                      --            --            --         (0.05)        (3.08)
                                                                ---------     ---------     ---------     ---------     ---------
   Total distributions                                              (0.05)           --            --         (0.05)        (3.08)
                                                                ---------     ---------     ---------     ---------     ---------
Net increase (decrease) in net asset value                           0.90          0.62          2.59         (1.83)       (10.48)
                                                                ---------     ---------     ---------     ---------     ---------
Net Asset Value, End of Period                                  $   22.66     $   21.76     $   21.14     $   18.55     $   20.38
                                                                =========     =========     =========     =========     =========

TOTAL RETURN                                                         4.38%         2.93%        13.96%        (8.76)%      (25.95)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                            $ 888,248     $ 962,036     $ 878,724     $ 609,049     $ 464,023
Ratios of expenses to average net assets:
   Before reimbursement and/or waiver of
      expenses by Adviser                                            1.10%         1.09%         1.11%         1.10%         1.09%
   After reimbursement and/or waiver of
      expenses by Adviser                                            1.10%         1.09%         1.11%         1.10%         1.09%
Ratios of net investment income (loss) to
   average net assets:
   Before reimbursement and/or waiver of
      expenses by Adviser                                            0.21%        (0.22)%       (0.11)%       (0.20)%       (0.18)%
   After reimbursement and/or waiver of
      expenses by Adviser                                            0.21%        (0.22)%       (0.11)%       (0.20)%       (0.18)%
Portfolio Turnover                                                  31.30%(c)     18.59%         7.66%         7.52%        17.22%

------------------------------------


(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b) Represents less than $0.005 per share.

(c) Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

ASTON/MONTAG & CALDWELL GROWTH FUND (FORMERLY ABN AMRO/MONTAG & CALDWELL GROWTH
FUND)



                                                PERIOD
                                                 ENDED         YEAR            YEAR          YEAR          YEAR          YEAR
                                                4/30/06        ENDED           ENDED         ENDED         ENDED         ENDED
                                              (unaudited)     10/31/05       10/31/04       10/31/03      10/31/02      10/31/01
                                              -----------     --------       --------       --------      --------      --------
Net Asset Value, Beginning of Period                        $    21.53    $      20.74    $    19.03    $    22.43    $    31.30
                                                            ----------    ------------    ----------    ----------    ----------

   INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                          0.05(a)         0.04(a)       0.06(a)       0.05          0.02
   Net realized and unrealized gain
      (loss) on investments                                       1.83(a)         0.77(a)       1.65(a)      (3.45)        (4.81)
                                                            ----------    ------------    ----------    ----------    ----------
   Total from investment operations                               1.88            0.81          1.71         (3.40)        (4.79)
                                                            ----------    ------------    ----------    ----------    ----------
   LESS DISTRIBUTIONS:
   Distributions from and in excess of
      net investment income                                      (0.06)          (0.02)           --            --            --

   Distributions from net realized gain
      on investments                                                 0              --            --            --         (4.08)
                                                            ----------    ------------    ----------    ----------    ----------
   Total distributions                                           (0.06)          (0.02)           --            --         (4.08)
                                                            ----------    ------------    ----------    ----------    ----------
Net increase (decrease) in net asset
   value                                                          1.82            0.79          1.71         (3.40)        (8.87)
                                                            ----------    ------------    ----------    ----------    ----------
Net Asset Value, End of Period                              $    23.35    $      21.53    $    20.74    $    19.03    $    22.43
                                                            ==========    ============    ==========    ==========    ==========

TOTAL RETURN                                                      8.72%           3.89%         8.99%       (15.16)%      (17.37)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                        $  992,229    $  1,018,935    $  967,300    $  714,043    $  872,657
Ratios of expenses to average net assets:
   Before reimbursement and/or waiver of
      expenses by Adviser                                         1.03%          1.02%          1.06%         1.06%         1.06%
   After reimbursement and/or waiver of
      expenses by Adviser                                         1.03%          1.02%          1.06%         1.06%         1.06%
Ratios of net investment income to
   average net assets:
   Before reimbursement and/or waiver of
      expenses by Adviser                                         0.20%          0.20%          0.29%         0.23%         0.10%
   After reimbursement and/or waiver of
      expenses by Adviser                                         0.20%          0.20%          0.29%         0.23%         0.10%
Portfolio Turnover                                               52.16%         52.86%         38.76%        38.23%        59.64%

------------------------------------

(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

ASTON/TAMRO LARGE CAP VALUE FUND (FORMERLY ABN AMRO/TAMRO LARGE CAP VALUE FUND)



                                           PERIOD
                                            ENDED      YEAR         YEAR        YEAR         YEAR        PERIOD
                                           4/30/06     ENDED        ENDED       ENDED        ENDED       ENDED
                                         (unaudited)   10/31/05     10/31/04    10/31/03     10/31/02    10/31/01(a)
                                          ----------  --------     --------    --------     --------    -----------
Net Asset Value, Beginning of Period                   $ 11.35     $  10.27     $  8.47      $  9.68      $10.00
                                                       -------     --------     -------      -------      ------

   INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                  0.08         0.07        0.09         0.06        0.02
   Net realized and unrealized gain
      (loss) on investments                               1.05         1.08        1.81        (1.22)      (0.33)
                                                       -------     --------     -------      -------      ------
   Total from investment operations                       1.13         1.15        1.90        (1.16)      (0.31)
                                                       -------     --------     -------      -------      ------
   LESS DISTRIBUTIONS:
   Distributions from and in excess
      of net investment income                           (0.08)       (0.07)      (0.10)       (0.05)      (0.01)
                                                       -------     --------     -------      -------      ------
   Total distributions                                   (0.08)       (0.07)      (0.10)       (0.05)      (0.01)
                                                       -------     --------     -------      -------      ------
Net increase (decrease) in net asset
   value                                                  1.05         1.08        1.80        (1.21)      (0.32)
                                                       -------     --------     -------      -------      ------
Net Asset Value, End of Period                         $ 12.40     $  11.35      $10.27      $  8.47     $  9.68
                                                       =======     ========      ======      =======     =======

TOTAL RETURN                                              9.98%       11.17%      22.68%      (12.01)%     (3.11)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                   $21,590     $ 17,574      $8,887      $ 9,632     $ 5,195
Ratios of expenses to average net
   assets:
   Before reimbursement and/or
      waiver of expenses by Adviser                       1.54%        1.76%       1.92%        1.79%       3.37%
   After reimbursement and/or waiver
      of expenses by Adviser                              1.20%        1.20%       1.20%        1.20%       1.20%
Ratios of net investment income
   (loss) to average net assets:
   Before reimbursement and/or
      waiver of expenses by Adviser                       0.35%        0.00%       0.35%        0.15%      (1.96)%
   After reimbursement and/or waiver
      of expenses by Adviser                              0.69%        0.56%       1.07%        0.74%       0.21%
Portfolio Turnover                                       36.84%       38.34%     102.51%(c)    83.14%     102.34%(b)

------------------------------------


(a) Aston/TAMRO Large Cap Value Fund commenced investment operations on November 30, 2000.

(b) Not Annualized.

(c) Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

ASTON VALUE FUND (FORMERLY ABN AMRO VALUE FUND)


                                              PERIOD                                                    TEN
                                               ENDED       YEAR       YEAR       YEAR       YEAR       MONTHS     YEAR
                                              4/30/06      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                                             (unaudited)  10/31/05   10/31/04   10/31/03   10/31/02   10/31/01   12/31/00
                                             -----------  --------   --------   --------   --------   --------   --------
Net Asset Value, Beginning of Period                      $  11.05   $   9.66   $   8.45   $   9.39   $  11.68   $  12.75
                                                          --------   --------   --------   --------   --------   --------
   INCOME FROM INVESTMENT
      OPERATIONS:
   Net investment income                                      0.17(c)    0.14       0.14       0.11       0.07       0.10
   Net realized and unrealized gain
      (loss) on investments                                   1.10(c)    1.39       1.22      (0.79)     (2.25)     (0.24)
                                                          --------   --------   --------   --------   --------   --------

   Total from investment operations                           1.27       1.53       1.36      (0.68)     (2.18)     (0.14)
                                                          --------   --------   --------   --------   --------   --------
   LESS DISTRIBUTIONS:
   Distributions from and in excess
      of net investment income                               (0.17)     (0.14)     (0.15)     (0.08)     (0.06)     (0.10)
   Distributions from net realized
      gain on investments                                       --         --         --      (0.18)     (0.05)    (0.83)
                                                          --------   --------   --------   --------   --------   --------

   Total distributions                                        0.17)     (0.14)     (0.15)     (0.26)     (0.11)     (0.93)
                                                          --------   --------   --------   --------   --------   --------
Net increase (decrease) in net
   asset value                                                1.10       1.39       1.21      (0.94)     (2.29)    (1.07)
                                                          --------   --------   --------   --------   --------   --------
Net Asset Value, End of Period                            $  12.15   $  11.05   $   9.66   $   8.45   $   9.39   $  11.68
                                                          ========   ========   ========   ========   ========   ========

TOTAL RETURN                                                 11.48%     15.88%     16.32%     (7.58)%  (18.86)%(a)  (0.68)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                      $ 95,624   $229,979   $195,853   $111,817   $116,221   $131,303
Ratios of expenses to average net
   assets:
   Before reimbursement and/or
      waiver of expenses by Adviser                           1.16%      1.16%      1.19%      1.20%      1.08%      1.06%
   After reimbursement and/or
      waiver of expenses by Adviser                           0.94%      0.94%      0.94%      0.96%(b)   1.07%      1.06%
Ratios of net investment income to
average net assets:
   Before reimbursement and/or
      waiver of expenses by Adviser                           1.19%      1.10%      1.34%      1.00%      0.68%      0.85%
   After reimbursement and/or
      waiver of expenses by Adviser                           1.41%      1.32%      1.59%      1.24%      0.69%      0.85%
Portfolio Turnover                                           21.84%     38.29%     56.67%    144.90%     58.41%(a)  76.00%

------------------------------------


(a) Not Annualized.

(b) The Adviser's expense reimbursement level, which affects the net expense ratio, changed from 1.08% to 0.94% on January 1, 2002.

(c) The selected per share data was calculated using the weighted average shares outstanding method for the period.

ASTON/VEREDUS SELECT GROWTH FUND (FORMERLY ABN AMRO/VEREDUS SELECT GROWTH FUND)


                                          PERIOD
                                           ENDED           YEAR           YEAR           YEAR           PERIOD
                                          4/30/06          ENDED          ENDED          ENDED          ENDED
                                        (unaudited)      10/31/05       10/31/04       10/31/03      10/31/02(a)
                                        -----------      --------       --------       --------      -----------
Net Asset Value, Beginning of
   Period                                                 $   10.31       $   9.33       $   7.30        $ 10.00
                                                          ---------       --------       --------        -------
   INCOME FROM INVESTMENT
      OPERATIONS:
   Net investment loss                                        (0.02)         (0.06)         (0.05)         (0.03)
   Net realized and unrealized
      gain (loss) on investments                               1.59           1.04           2.08          (2.67)
                                                          ---------       --------       --------        -------
   Total from investment operations                            1.57           0.98           2.03          (2.70)
                                                          ---------       --------       --------        -------
Net increase (decrease) in net
   asset value                                                 1.57           0.98           2.03          (2.70)
                                                          ---------       --------       --------        -------
Net Asset Value, End of Period                            $   11.88        $ 10.31       $   9.33        $  7.30
                                                          =========        =======       ========        =======

TOTAL RETURN                                                  15.23%         10.50%         27.98%        (27.10)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in
   000's)                                                   $13,270         $2,684         $2,006         $2,164
Ratios of expenses to average net
   assets:
   Before reimbursement and/or
      waiver of expenses by Adviser                            2.57%          3.82%          4.31%          3.45%
   After reimbursement and/or
      waiver of expenses by Adviser                            1.30%          1.30%          1.30%          1.30%
Ratios of net investment loss to
   average net assets:
   Before reimbursement and/or
      waiver of expenses by Adviser                           (1.76)%        (3.17)%        (3.59)%        (2.53)%
   After reimbursement and/or
      waiver of expenses by Adviser                           (0.49)%        (0.65)%        (0.58)%        (0.38)%
Portfolio Turnover                                           202.37%        308.13%        444.75%      1,314.29%(b)

------------------------------------

(a) Aston/Veredus Select Growth Fund commenced investment operations on December 31, 2001.


(b) Not Annualized.

ASTON/OPTIMUM MID CAP FUND (FORMERLY ABN AMRO MID CAP FUND)


                                       PERIOD
                                       ENDED        YEAR           YEAR              YEAR            YEAR           YEAR
                                      4/30/06       ENDED          ENDED             ENDED           ENDED          ENDED
                                    (unaudited)   10/31/05       10/31/04          10/31/03        10/31/02       10/31/01
                                    -----------    --------       --------          --------        --------       --------
Net Asset Value, Beginning of
   Period                                        $    22.93      $   20.18        $    14.24        $  15.67       $  18.50
                                                 ----------      ---------        ----------        --------       --------

   INCOME FROM INVESTMENT
    OPERATIONS:
   Net investment loss                                (0.02)         (0.08)(a)         (0.07)          (0.06)         (0.07)
   Net realized and unrealized
      gain (loss) on investments                       1.04           2.90(a)           6.01           (1.12)          0.55
                                                 ----------      ---------        ----------        --------       --------
   Total from investment
      operations                                       1.02           2.82              5.94           (1.18)          0.48
                                                 ----------      ---------        ----------        --------       --------

   LESS DISTRIBUTIONS:
   Distributions from net
      realized gain on
      investments                                     (0.74)         (0.07)               --           (0.25)         (3.31)
                                                 ----------      ---------        ----------        --------       --------
   Total distributions                                (0.74)         (0.07)               --           (0.25)         (3.31)
                                                 ----------      ---------        ----------        --------       --------
Net increase (decrease) in net
   asset value                                         0.28           2.75              5.94           (1.43)         (2.83)
                                                 ----------      ---------        ----------        --------       --------
Net Asset Value, End of Period                   $    23.21      $   22.93        $    20.18        $  14.24       $  15.67
                                                 ==========      =========        ==========        ========       ========

TOTAL RETURN                                           4.43%         14.08%            41.64%          (7.88)%         3.42%
Ratios/Supplemental Data:
Net Assets, End of Period (in
   000's)                                          $548,595       $385,325        $  191,220         $85,727        $40,265
Ratios of expenses to average
   net assets:
   Before reimbursement and/or
      waiver of expenses by
      Adviser                                          1.23%          1.29%(b)          1.36%           1.38%          1.42%
   After reimbursement and/or
      waiver of expenses by
      Adviser                                          1.23%          1.29%(b)          1.34%(c)        1.30%          1.30%
Ratios of net investment loss to
   average net assets:
   Before reimbursement and/or
      waiver of expenses by
      Adviser                                         (0.08)%        (0.38)%           (0.57)%         (0.61)%        (0.61)%
   After reimbursement and/or
      waiver of expenses by
      Adviser                                         (0.08)%        (0.38)%           (0.55)%         (0.53)%        (0.49)%
Portfolio Turnover                                    27.42%         26.64%            59.35%          45.17%         77.15%


------------------
(a)The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)The Adviser's fee, which affects the expense ratios, changed on December 22, 2003 from a flat fee of 0.80% of average net assets to a scaled fee arrangement of 0.80% of the first $100 million, 0.75% of the next $300 million and 0.70% over $400 million of the average daily net assets.
(c)The Adviser's expense reimbursement level, which affects the net expense ratio, changed from 1.30% to 1.40% on March 1, 2003.

ASTON/ABN AMRO MID CAP GROWTH FUND (FORMERLY ABN AMRO MID CAP FUND)

                                       PERIOD
                                       ENDED
                                      4/30/06
                                    (unaudited)
                                    -----------
Net Asset Value, Beginning of
   Period


   INCOME FROM INVESTMENT
    OPERATIONS:
   Net investment loss
   Net realized and unrealized
      gain (loss) on investments

   Total from investment
      operations


   LESS DISTRIBUTIONS:
   Distributions from net
      realized gain on
      investments

   Total distributions

Net increase (decrease) in net
   asset value

Net Asset Value, End of Period


TOTAL RETURN
Ratios/Supplemental Data:
Net Assets, End of Period (in
   000's)
Ratios of expenses to average
   net assets:
   Before reimbursement and/or
      waiver of expenses by
      Adviser
   After reimbursement and/or
      waiver of expenses by
      Adviser
Ratios of net investment loss to
   average net assets:
   Before reimbursement and/or
      waiver of expenses by
      Adviser
   After reimbursement and/or
      waiver of expenses by
      Adviser
Portfolio Turnover

ASTON/RIVER ROAD SMALL CAP VALUE FUND (FORMERLY ABN AMRO/RIVER ROAD SMALL CAP VALUE FUND)


                                                                                     PERIOD
                                                                                      ENDED               PERIOD
                                                                                     4/30/06              ENDED
                                                                                   (unaudited)          10/31/05(a)
                                                                                   -----------          -----------
Net Asset Value, Beginning of Period                                                                     $ 10.00

   INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss                                                                                       --(b)
   Net realized and unrealized gain on investments                                                          0.28
   Total from investment operations                                                                         0.28
Net increase in net asset value                                                                             0.28
Net Asset Value, End of Period                                                                           $ 10.28

TOTAL RETURN                                                                                                2.80%(c)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                                                                     $ 6,299
Ratios of expenses to average net assets:
   Before reimbursement and/or waiver of expenses by Adviser                                                2.86%
   After reimbursement and/or waiver of expenses by Adviser                                                 1.50%
Ratios of net investment loss to average net assets:
   Before reimbursement and/or waiver of expenses by Adviser                                               (1.41)%
   After reimbursement and/or waiver of expenses by Adviser                                                (0.05)%
Portfolio Turnover                                                                                         20.82%(c)(d)


------------------
(a)ABN AMRO/River Road Small Cap Value commenced investment operations on June 28, 2005.
(b)Represents less than $(0.005) per share.
(c)Not annualized.
(d)Portfolio turnover rate excludes securities from processing a subscription-in-kind.

ASTON/TAMRO SMALL CAP FUND (FORMERLY ABN AMRO/TAMRO SMALL CAP FUND)


                                            PERIOD
                                            ENDED         YEAR            YEAR          YEAR         YEAR             YEAR
                                           4/30/06        ENDED          ENDED          ENDED       ENDED            ENDED
                                         (unaudited)    10/31/05        10/31/04      10/31/03     10/31/02        10/31/01(a)
                                         -----------  ----------      ----------      --------    ----------      -----------
Net Asset Value, Beginning of
   Period                                             $    15.25      $    15.75      $  10.49    $    10.75         $10.00
                                                      ----------      ----------      --------    ----------         ------
   INCOME FROM INVESTMENT
      OPERATIONS:
   Net investment income (loss)                            (0.07)(b)       (0.09)        (0.01)        (0.02)(b)       0.06
   Net realized and unrealized
      gain (loss) on investments                            1.45(b)         1.62          5.27         (0.14)(b)       0.72
                                                      ----------      ----------      --------    ----------         ------
   Total from investment
      operations                                            1.38            1.53          5.26         (0.16)          0.78
                                                      ----------      ----------      --------    ----------         ------

   LESS DISTRIBUTIONS:
   Distributions from and in
      excess of net investment
      income                                                  --              --            --         (0.02)         (0.03)
   Distributions from net
      realized gain on
      investments                                          (1.00)          (2.03)           --         (0.08)            --
                                                      ----------      ----------      --------    ----------         ------

   Total distributions                                     (1.00)          (2.03)           --         (0.10)         (0.03)
                                                      ----------      ----------      --------    ----------         ------
Net increase (decrease) in net
   asset value                                              0.38           (0.50)         5.26         (0.26)          0.75
                                                      ----------      ----------      --------    ----------         ------
Net Asset Value, End of Period                        $    15.63      $    15.25      $  15.75    $    10.49         $10.75
                                                      ==========      ==========      ========    ==========         ======

TOTAL RETURN                                                9.16%          10.17%        50.14%        (1.59)%         7.74%(c)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in
   000's)                                               $148,950        $112,809       $60,932       $40,407         $2,000
Ratios of expenses to average
   net assets:
   Before reimbursement and/or
      waiver of expenses by
      Adviser                                               1.41%           1.42%         1.44%         1.52%          5.46%
   After reimbursement and/or
      waiver of expenses by
      Adviser                                               1.30%           1.30%         1.30%         1.30%          1.30%
Ratios of net investment
   (loss) to average net
   assets:
   Before reimbursement and/or
      waiver of expenses by
      Adviser                                              (0.58)%         (0.89)%       (0.21)%       (0.34)%        (3.49)%
   After reimbursement and/or
      waiver of expenses by
      Adviser                                              (0.47)%         (0.77)%       (0.07)%       (0.12)%         0.67%
Portfolio Turnover                                         56.28%         102.56%       115.42%       266.78%        175.17%(c)

------------------
(a)Aston/TAMRO Small Cap Fund--Class N commenced investment operations on November 30, 2000.

(b)The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)Not Annualized.

ASTON/VEREDUS AGGRESSIVE GROWTH FUND (FORMERLY ABN AMRO/VEREDUS AGGRESSIVE GROWTH FUND)


                                         PERIOD
                                          ENDED         YEAR           YEAR            YEAR            YEAR             YEAR
                                         4/30/06        ENDED          ENDED           ENDED           ENDED            ENDED
                                       (unaudited)     10/31/05       10/31/04        10/31/03        10/31/02        10/31/01(a)
                                       -----------    ---------      ---------        --------        --------        -----------
Net Asset Value, Beginning of Period                  $     16.26    $     15.24      $    11.44      $    17.55      $   22.51
                                                      -----------    -----------      ----------      ----------      ---------

   INCOME FROM INVESTMENT
      OPERATIONS:
   Net investment loss                                      (0.20)         (0.18)          (0.10)          (0.14)         (0.13)
   Net realized and unrealized
      gain (loss) on investments                             2.29           1.20            3.90           (5.97)         (1.72)
                                                      -----------    -----------      ----------      ----------      ---------
   Total from investment                                     2.09           1.02            3.80         (6.11)           (1.85)
                                                      -----------    -----------      ----------      ----------      ---------

   LESS DISTRIBUTIONS:
   Distributions from net
      realized gain on
      investments                                              --             --              --              --          (3.11)
                                                      -----------    -----------      ----------      ----------      ---------

   Total distributions                                         --             --              --              --          (3.11)
                                                      -----------    -----------      ----------      ----------      ---------
Net increase (decrease) in net
   asset value                                               2.09           1.02            3.80           (6.11)         (4.96)
                                                      -----------    -----------      ----------      ----------      ---------
Net Asset Value, End of Period                        $     18.35    $     16.26      $    15.24      $    11.44     $    17.55
                                                      ===========    ===========      ==========      ==========     ==========
TOTAL RETURN                                                12.85%          6.69%          33.10%         (34.76)%       (10.08)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in
   000's)                                             $   549,452    $   524,737      $  444,207      $  314,317      $ 268,271
Ratios of expenses to average
   net assets:
   Before reimbursement and/or
      waiver of expenses by
      Adviser                                                1.42%          1.43%          1.50%            1.48%          1.44%
   After reimbursement and/or
      waiver of expenses by
      Adviser                                                1.42%          1.43%          1.46%(a)         1.40%          1.40%
Ratios of net investment loss to
   average net assets:
   Before reimbursement and/or
      waiver of expenses by
      Adviser                                               (1.06)%        (1.18)%         (0.97)%         (1.15)%        (0.87)%
   After reimbursement and/or
      waiver of expenses by
      Adviser                                               (1.06)%        (1.18)%         (0.93)%         (1.07)%        (0.83)%
Portfolio Turnover                                         140.04%        118.89%         159.64%         162.80%        177.30%


------------------
(a)The Adviser's expense reimbursement level, which affects the net expense ratio, changed from 1.40% to 1.49% on March 1, 2003.

ASTON/ABN AMRO REAL ESTATE FUND (FORMERLY ABN AMRO REAL ESTATE FUND)


                                       PERIOD
                                       ENDED       YEAR           YEAR       YEAR         YEAR         TEN MONTHS         YEAR
                                      4/30/06      ENDED          ENDED      ENDED        ENDED          ENDED           ENDED
                                    (unaudited)  10/31/05       10/31/04    10/31/03     10/31/02       10/31/01        12/31/00
                                    -----------  --------       --------    --------     --------      ----------       --------
Net Asset Value, Beginning of
   Period                                        $  14.56       $  11.52    $   9.23     $   9.15      $    9.47       $    7.72
                                                 --------       --------    --------     --------      ---------       ---------
   INCOME FROM INVESTMENT
      OPERATIONS:
   Net investment income                             0.46(a)        0.44        0.40         0.39           0.34            0.42(a)
   Net realized and unrealized
      gain (loss) on
      investments                                    2.10(a)        3.02        2.54         0.24          (0.39)           1.75(a)
                                                 --------       --------    --------     --------      ---------       ---------
   Total from investment
      operations                                     2.56           3.46        2.94         0.63          (0.05)           2.17
                                                 --------       --------    --------     --------      ---------       ---------
   LESS DISTRIBUTIONS:
   Distributions from and in
      excess of net investment
      income                                        (0.26)         (0.30)      (0.24)       (0.33)         (0.27)          (0.33)
                                                 --------       --------    --------     --------      ---------       ---------
   Distributions from net
      realized gain on
      investments                                   (0.63)         (0.12)      (0.41)       (0.22)            --              --
   Distributions from paid in
      capital                                          --           --            --           --             --           (0.09)
                                                 --------       --------    --------     --------      ---------       ---------
   Total distributions                              (0.89)         (0.42)      (0.65)       (0.55)         (0.27)          (0.42)
                                                 --------       --------    --------     --------      ---------       ---------
Net increase (decrease) in net
   asset value                                       1.67           3.04        2.29         0.08           (0.32)          1.75
                                                 --------       --------    --------     --------      ---------       ---------
Net Asset Value, End of Period                   $  16.23       $  14.56    $  11.52     $   9.23      $    9.15       $    9.47
                                                 ========       ========    ========     ========      =========       =========

TOTAL RETURN                                        18.06%         30.73%      33.71%        6.62%         (0.46)%(b)      28.77%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)             $ 54,851       $ 72,451    $ 47,777     $ 19,924      $  15,242       $  21,744
Ratios of expenses to average
   net assets:
   Before reimbursement and/or
      waiver of expenses by
      Adviser                                        1.45%          1.46%       1.56%        1.68%          1.63%           1.70%
   After reimbursement and/or
      waiver of expenses by
      Adviser                                        1.37%          1.37%       1.37%        1.37%          1.33%           1.39%
Ratios of net investment
   income to average net
   assets:
   Before reimbursement and/or
      waiver of expenses by
      Adviser                                        2.91%          3.50%       4.10%        3.80%          4.01%           4.87%
   After reimbursement and/or
      waiver of expenses by
      Adviser                                        2.99%          3.59%       4.29%        4.11%          4.31%           5.19%
Portfolio Turnover                                  43.14%         24.28%      13.11%       36.69%         17.95%(b)       25.00%


------------------
(a)The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)Not Annualized.

ASTON/VEREDUS SCITECH FUND (FORMERLY ABN AMRO/VEREDUS SCITECH FUND)


                                              PERIOD
                                              ENDED          YEAR           YEAR          YEAR           YEAR          YEAR
                                             4/30/06         ENDED          ENDED         ENDED          ENDED         ENDED
                                           (unaudited)      10/31/05       10/31/04      10/31/03       10/31/02      10/31/01
                                           -----------      --------       --------      --------       --------      --------
Net Asset Value, Beginning of Period                        $     6.78     $     7.18    $    4.89      $    7.57     $   8.93
                                                            ----------     ----------    ---------      ---------     --------
   INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                                  (0.11)         (0.10)       (0.05)          0.08)        0.02
   Net realized and unrealized gain
      (loss) on investments                                       0.44          (0.30)        2.34          (2.60)       (1.32)
                                                            ----------     ----------    ---------      ---------     --------
   Total from investment operations                               0.33          (0.40)        2.29          (2.68)       (1.30)
                                                            ----------     ----------    ---------      ---------     --------

   LESS DISTRIBUTIONS:
   Distributions from and in excess of
      net investment income                                         --             --           --             --        (0.06)
                                                            ----------     ----------    ---------      ---------     --------
   Total distributions                                              --             --           --             --        (0.06)
                                                            ----------     ----------    ---------      ---------     --------
Net increase (decrease) in net asset
   value                                                          0.33          (0.40)        2.29          (2.68)       (1.36)
                                                            ----------     ----------    ---------      ---------     --------
Net Asset Value, End of Period                              $     7.11     $     6.78    $    7.18      $    4.89     $   7.57
                                                            ==========     ==========    =========      =========     ========
TOTAL RETURN                                                      4.71%         (5.43)%      46.83%        (35.40)%     (14.49)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                        $    4,554     $    7,135    $   4,314      $   2,206     $  2,566
Ratios of expenses to average net assets:
   Before reimbursement and/or waiver of
      expenses by Adviser                                         2.89%          2.38%        4.65%          3.70%        3.88%
   After reimbursement and/or waiver of
      expenses by Adviser                                         1.60%          1.60%        1.57%(a)       1.50%        1.50%
Ratios of net investment income (loss)
   to average net assets:
   Before reimbursement and/or waiver of
      expenses by Adviser                                        (2.59)%        (2.21)%      (4.42)%        (3.50)%      (2.13)%
   After reimbursement and/or waiver of
      expenses by Adviser                                        (1.30)%        (1.43)%      (1.34)%        (1.30)%       0.25%
Portfolio Turnover                                              236.92%        251.03%      492.93%        496.86%      481.21%


------------------
(a)The Adviser's expense reimbursement level, which affects the net expense ratio, changed from 1.50% to 1.60% on March 1, 2003.

ASTON BALANCED FUND (FORMERLY ABN AMRO BALANCED FUND)


                                                PERIOD
                                                 ENDED          YEAR           YEAR          YEAR           YEAR         YEAR
                                                4/30/06        ENDED          ENDED          ENDED          ENDED        ENDED
                                              (unaudited)     10/31/05      10/31/04       10/31/03       10/31/02     10/31/01
                                              -----------    ----------    -----------   ------------   ------------  -----------
Net Asset Value, Beginning of Period                          $    11.32    $      1.07    $    10.10      $   10.77    $   14.23
                                                             -----------    -----------   ------------   ------------  ----------

   INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(a)                                         0.16           0.14          0.13           0.19         0.26
   Net realized and unrealized gain (loss)
      on investments(a)                                             0.20           0.27          0.99         (0.64)        (2.09)
                                                            ------------   ------------  ------------   -----------   -----------
   Total from investment operations                                 0.36           0.41          1.12         (0.45)        (1.83)
                                                            ------------   ------------  ------------   -----------   -----------

   LESS DISTRIBUTIONS:
   Distributions from and in excess of net
      investment income                                           (0.19)          (0.16)        (0.15)         (0.20)       (0.27)
                                                            -----------    ------------  ------------   ------------  -----------
   Distributions from net realized gain on
      investments                                                 (0.65)              --           --         (0.02)        (1.36)
                                                            -----------   -------------  ------------   -----------   -----------
   Total distributions                                            (0.84)          (0.16)        (0.15)         (0.22)       (1.63)
                                                            ------------   ------------  ------------    -----------  -----------
Net increase (decrease) in net asset value                         (0.48)          0.25          0.97          (0.67)       (3.46)
                                                            ------------   ------------  ------------   ------------  -----------
Net Asset Value, End of Period                                $    10.84    $     11.32    $    11.07     $    10.10    $   10.77
                                                            ============   ============  ============   ============  ===========

TOTAL RETURN                                                       3.20%          3.73%        11.23%          (4.33)%     (13.41)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                            $173,051       $230,244      $320,108       $300,830     $342,520
Ratios of expenses to average net assets:
   Before reimbursement and/or waiver of
      expenses by Adviser                                          1.09%          1.07%         1.07%          1.07%        1.07%
   After reimbursement and/or waiver of
      expenses by Adviser                                          1.09%          1.07%         1.07%          1.07%        1.07%
Ratios of net investment income (loss) to
      average net assets:
   Before reimbursement and/or waiver of
      expenses by Adviser(a)                                       1.53%          1.20%         1.30%          1.78%        2.10%
   After reimbursement and/or waiver of
      expenses by Adviser(a)                                       1.53%          1.20%         1.30%          1.78%        2.10%
Portfolio Turnover                                                28.76%         28.32%        47.90%         47.27%       35.25%




----------
(a)The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001 and reclassed paydown gain (loss) from realized gain (loss) to investment income. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain (loss) per share and the ratio of net investment income before and after reimbursement to average net assets is $(0.01), $0.01, (0.07)% and (0.07)%, respectively. Years prior to October 31, 2002 have not been adjusted for this change.

ASTON/MONTAG & CALDWELL BALANCED FUND (FORMERLY ABN AMRO/MONTAG & CALDWELL BALANCED FUND)



                                               PERIOD
                                                ENDED           YEAR           YEAR          YEAR           YEAR         YEAR
                                               4/30/06          ENDED          ENDED         ENDED          ENDED        ENDED
                                             (unaudited)      10/31/05       10/31/04      10/31/03       10/31/02     10/31/01
                                             ------------    -----------     ----------   ------------    ----------   ----------
Net Asset Value, Beginning of Period                           $   15.81       $  15.57    $    14.82       $  16.49     $  18.61
                                                             -----------     ----------   ------------    ----------   ----------

   INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(a)                                         0.17(b)        0.19(b)        0.21          0.29         0.36
   Net realized and unrealized gain (loss)
        on investments(a)                                           0.67(a)        0.30(b)        0.78         (1.66)       (1.50)
                                                             -----------     ----------   ------------    ----------   ----------
   Total from investment operations                                 0.84           0.49           0.99         (1.37)       (1.14)
                                                             -----------     ----------   ------------    ----------   -----------

   LESS DISTRIBUTIONS:
   Distributions from and in excess of
        net investment income                                      (0.24)         (0.25)         (0.24)        (0.30)       (0.36)
   Distributions from net realized gain
        on investments                                                 --            --             --              --      (0.62)
                                                             -------------  ------------  -------------  ------------- -----------
   Total distributions                                             (0.24)         (0.25)         (0.24)        (0.30)       (0.98)
                                                              -----------    ----------   ------------     ----------  -----------
Net increase (decrease) in net asset value                          0.60           0.24           0.75         (1.67)       (2.12)
                                                              -----------     ----------   ------------    -----------  -----------
Net Asset Value, End of Period                                  $  16.41       $  15.81    $     15.57      $  14.82    $   16.49
                                                              ===========     ==========   ============    ===========  ===========

TOTAL RETURN                                                        5.27%          3.15%          6.79%        (8.42)%      (6.34)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                             $48,759        $93,935       $105,669       $82,126     $126,690
Ratios of expenses to average net assets:
   Before reimbursement and/or waiver of
        expenses by Adviser                                         1.16%          1.13%          1.15%         1.14%        1.12%
   After reimbursement and/or waiver of
        expenses by Adviser                                         1.16%          1.13%          1.15%         1.14%        1.12%
Ratios of net investment income to average
        net assets:
   Before reimbursement and/or waiver of
        expenses by Adviser(a)                                      1.04%          1.18%          1.43%         1.74%        1.99%
   After reimbursement and/or waiver of
        expenses by Adviser(a)                                      1.04%          1.18%           1.43%         1.74%        1.99%
Portfolio Turnover                                                 33.43%         35.90%          41.18%        32.87%       44.80%




---------
(a)The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001 and reclassed paydown gain (loss) from realized gain (loss) to investment income. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain (loss) per share and the ratio of net investment income before and after reimbursement to average net assets is $(0.03), $0.03, (0.10)% and (0.10)%, respectively. Years prior to October 31, 2002 have not been adjusted for this change.

(b)The selected per share data was calculated using the weighted average shares outstanding method for the period.

ASTON/TCH FIXED INCOME FUND (FORMERLY ABN AMRO BOND FUND)

                                                 PERIOD
                                                 ENDED           YEAR          YEAR           YEAR          YEAR           YEAR
                                                4/30/06         ENDED          ENDED         ENDED          ENDED         ENDED
                                              (unaudited)     10/31/05      10/31/04       10/31/03      10/31/02       10/31/01
                                               ----------   ------------  ------------   ------------  -----------    ----------
Net Asset Value, Beginning of Period                         $    10.13    $    10.07     $    10.06     $   10.34     $    9.73
                                                            ------------  ------------   ------------  -----------    ----------
   INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(a)                                         0.42(b)      0.43           0.39          0.51          0.61
   Net realized and unrealized gain
        (loss) on investments(a)                                  (0.38)(b)      0.13           0.07         (0.24)        (0.62)
                                                            ------------  ------------   ------------  -----------    ----------
   Total from investment operations                                 0.04         0.56           0.46          0.27          1.23
                                                            ------------  ------------   ------------  -----------    ----------
   LESS DISTRIBUTIONS:
   Distributions from and in excess of
        net investment income                                      (0.48)       (0.50)         (0.45)         (0.55)        (0.62)
                                                            ------------- -------------  ------------  -------------  ------------
   Total distributions                                             (0.48)       (0.50)         (0.45)         (0.55)        (0.62)
                                                            ------------- ------------   -----------    -----------   -----------
Net increase (decrease) in net asset value                          0.44         0.06           0.01          (0.28)        (0.61)
                                                            ------------- ------------   ------------  ------------   -----------
Net Asset Value, End of Period                              $       9.69   $    10.13     $    10.07    $    10.06     $   10.34
                                                            ============= ============   ============  ============   ===========

TOTAL RETURN                                                        0.40%        5.66%          4.58%         2.80         13.09%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                            $138,807     $154,079       $202,021      $229,676      $369,597
Ratios of expenses to average net assets:
   Before reimbursement and/or waiver
        of expenses by Adviser                                      0.95%        0.92%          0.92%         0.92%         0.96%
   After reimbursement and/or waiver
        of expenses by Adviser                                      0.74%        0.74%          0.74%         0.74%         0.74%
Ratios of net investment income
        to average net assets:
   Before reimbursement and/or waiver
        of expenses by Adviser(a)                                   3.98%        4.08%          3.69%         4.87%         5.90%
   After reimbursement and/or waiver
        of expenses by Adviser(a)                                   4.19%        4.26%          3.87%         5.05%         6.12%
Portfolio Turnover                                                 41.33%       46.80%        126.94%        77.19%        61.78%



---------
(a) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001 and reclassed paydown gain (loss) from realized gain (loss) to investment income. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain (loss) per share and the ratio of net investment income before and after reimbursement to average net assets is $(0.03), $0.03, (0.23)% and (0.23)%, respectively. Years prior to October 31, 2002 have not been adjusted for this change.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

ASTON/TCH INVESTMENT GRADE BOND FUND (FORMERLY ABN AMRO INVESTMENT GRADE BOND
FUND)

                                                                 PERIOD
                                                                 ENDED             YEAR          YEAR         PERIOD
                                                                 4/30/06           ENDED         ENDED        ENDED
                                                                 (unaudited)       10/31/05      10/31/04     10/31/03(a)
                                                                  -----------    -----------   -----------    -----------
Net Asset Value, Beginning of Period                                                 $  9.49      $   9.82     $  10.08
                                                                                 -----------   -----------    -----------

   INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                                                0.31          0.31(b)      0.10 (b)
   Net realized and unrealized gain (loss) on investments                              (0.29)         0.02(b)     (0.23)(b)
                                                                                 -----------   -----------    -----------
   Total from investment operations                                                     0.02          0.33        (0.13)
                                                                                 -----------   -----------    -----------
   LESS DISTRIBUTIONS:
   Distributions from and in excess of net investment income                           (0.37)        (0.38)       (0.13)
                                                                                 -----------   -----------    -----------
   Distributions from net realized gain on investments                                  --           (0.28)          --
                                                                                 -----------   -----------    -----------
   Total distributions                                                                 (0.37)        (0.66)       (0.13)
                                                                                 -----------   -----------    -----------
Net increase (decrease) in net asset value                                             (0.35)        (0.33)       (0.26)
                                                                                 -----------   -----------    -----------
Net Asset Value, End of Period                                                       $  9.14       $  9.49    $    9.82
                                                                                 ===========   ===========    ===========

TOTAL RETURN                                                                            0.21%         3.51%       (1.24)%(c)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                                                  $3,632         $1,557    $    257
Ratios of expenses to average net assets:
   Before reimbursement and/or waiver of expenses by Adviser                            1.10%         1.13%(d)     1.18%
   After reimbursement and/or waiver of expenses by Adviser                             0.89%         0.89%(d)     0.89%
Ratios of net investment income to average net assets:
   Before reimbursement and/or waiver of expenses by Adviser(a)                         3.21%         2.98%        2.58%
   After reimbursement and/or waiver of expenses by Adviser(a)                          3.42%         3.22%        2.87%
Portfolio Turnover                                                                     38.87%        53.67%      105.35%



---------

(a)Aston/TCH Investment Grade Bond Fund--Class N commenced operations on June 30, 2003.


(b)The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c) Not Annualized.

(d) The Adviser's fee, which affects the expense ratios, changed from 0.70% to 0.50% on March 1, 2004.

ASTON/ABN AMRO HIGH YIELD BOND FUND (FORMERLY ABN AMRO HIGH YIELD BOND FUND)


                                                                PERIOD
                                                                ENDED           YEAR          YEAR           PERIOD
                                                               4/30/06          ENDED         ENDED          ENDED
                                                             (unaudited)      10/31/05      10/31/04       10/31/03(a)
                                                             -----------      ---------     ---------      ---------
Net Asset Value, Beginning of Period                                           $  10.44     $   10.15      $   10.00
                                                                               --------     ---------      ---------
   INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                                           0.67          0.66           0.18
   Net realized and unrealized gain (loss) on
      investments                                                                 (0.37)         0.35           0.17
                                                                              ----------    ---------    -----------
   Total from investment operations                                                0.30          1.01           0.35
                                                                              ---------     ---------    -----------
   LESS DISTRIBUTIONS:
   Distributions from and in excess of net investment
      income                                                                      (0.73)        (0.72)         (0.20)
                                                                               ---------     ---------    -----------
   Distributions from net realized gain on investments                            (0.06)           --             --
                                                                               ---------   -----------            --
   Total distributions                                                            (0.79)        (0.72)         (0.20)
                                                                               ---------     --------     ----------
Net increase (decrease) in net asset value                                        (0.49)        (0.29)         (0.15)
                                                                              ---------      --------     ----------
Net Asset Value, End of Period                                                 $   9.95        $10.44       $  10.15
                                                                               ========        ======       ========
TOTAL RETURN                                                                       2.88%        10.26%          3.67%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                                            $11,019       $10,937        $10,425
Ratios of expenses to average net assets:
   Before reimbursement and/or waiver of expenses by
      Adviser                                                                      1.13%         1.26%          1.25%
   After reimbursement and/or waiver of expenses by
      Adviser                                                                      0.80%         0.80%          0.80%
Ratios of net investment income to average net assets:
   Before reimbursement and/or waiver of expenses by
      Adviser                                                                      5.96%         5.96%          4.99%
   After reimbursement and/or waiver of expenses by
      Adviser                                                                      6.47%         6.42%          5.44%
Portfolio Turnover                                                                54.27%        62.66%         16.23%(b)


------------------
(a)Aston/ABN AMRO High Yield Bond Fund--Class N commenced investment operations on June 30, 2003.


(b)Not Annualized.

ASTON/MCDONNELL MUNICIPAL BOND FUND (FORMERLY ABN AMRO MUNICIPAL BOND FUND)



                                                PERIOD
                                                 ENDED            YEAR          YEAR         YEAR          YEAR          YEAR
                                                4/30/06           ENDED         ENDED       ENDED         ENDED         ENDED
                                              (unaudited)       10/31/05      10/31/04     10/31/03      10/31/02      10/31/01
                                              -----------       --------     --------      --------      --------      --------
Net Asset Value, Beginning of Period                            $  10.56      $  10.65    $   10.56      $  10.43     $   9.92
                                                                --------      --------    ---------      --------     --------
   INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                            0.34)         0.34         0.37          0.41         0.47
   Net realized and unrealized gain (loss)
      on investments                                               (0.28)         0.06         0.09          0.13         0.51
                                                                --------      --------    ---------      --------     --------
   Total from investment operations                                 0.06          0.40         0.46          0.54         0.98
                                                                --------      --------    ---------      --------     --------
   LESS DISTRIBUTIONS:
   Distributions from and in excess of net
      investment income                                            (0.34)        (0.34)       (0.37)        (0.41)       (0.47)
                                                                --------      --------    ---------      --------     --------
   Distributions from net realized gain on
      investments                                                  (0.03)        (0.15)         --              --          --
                                                                --------      --------    ---------      --------     --------
   Total distributions                                             (0.37)        (0.49)       (0.37)        (0.41)       (0.47)
                                                                --------      --------    ---------      --------     --------
Net increase (decrease) in net asset value                         (0.31)        (0.09)       (0.09)         (0.13)      (0.51)
                                                                --------      --------    ---------      --------     --------
Net Asset Value, End of Period                                  $  10.25      $  10.56     $  10.65      $   10.56     $ 10.43
                                                                ========      ========     ========      =========     =======

TOTAL RETURN                                                        0.58%         3.85%        4.45%          5.32%      10.09%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                             $69,070       $61,073      $48,047        $54,264     $48,222
Ratios of expenses to average net assets:
   Before reimbursement and/or waiver of
      expenses by Adviser                                           1.02%         0.96%        0.90%          0.81%       1.06%
   After reimbursement and/or waiver of
      expenses by Adviser                                           0.50%         0.50%        0.50%          0.50%       0.18%(a)
Ratios of net investment income to average
   net assets:
   Before reimbursement and/or waiver of
      expenses by Adviser                                           2.75%         2.76%        3.10%          3.62%       3.67%
   After reimbursement and/or waiver of
      expenses by Adviser                                           3.27%         3.22%        3.50%          3.93%       4.55%
Portfolio Turnover                                                 13.53%        54.77%       59.47%         53.17%      60.10%



------------------
(a)The Adviser's expense reimbursement level, which affects the net expense ratio, changed from 0.10% to 0.50% on September 24, 2001.

ASTON/ABN AMRO INVESTOR MONEY MARKET FUND


                                                 PERIOD
                                                 ENDED             YEAR         YEAR         YEAR          YEAR          YEAR
                                                4/30/06           ENDED        ENDED        ENDED         ENDED         ENDED
                                              (unaudited)       10/31/05     10/31/04      10/31/03      10/31/02      10/31/01
                                              -----------       --------     --------      --------      --------      --------
Net Asset Value, Beginning of Period                         $      1.00    $     1.00  $      1.00    $     1.00   $     1.00
                                                             -----------    ----------  -----------    ----------   ----------
   INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                            0.02          0.01         0.01         0.01          0.04
                                                             -----------    ----------  -----------    ---------    ----------
   Less distributions from net investment
      income                                                       (0.02)        (0.01)       (0.01)       (0.01)        (0.04)
                                                             -----------    ----------  -----------    ---------    ----------
Net Asset Value, End of Period                               $      1.00    $     1.00  $      1.00    $    1.00    $     1.00
                                                             ===========    ==========  ===========    =========    ==========
TOTAL RETURN                                                        2.36%         0.71%        0.78%        1.37%         4.40%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                            $117,039      $219,891     $236,811     $340,537      $484,148
Ratios of expenses to average net assets:
   Before reimbursement and/or waiver of
      expenses by Adviser                                           0.55%         0.53%       0.51%         0.52%        0.51%
   After reimbursement and/or waiver of
      expenses by Adviser                                           0.55%         0.53%       0.51%         0.52%        0.51%
Ratios of net investment income to average
   net assets:
   Before reimbursement and/or waiver of
      expenses by Adviser                                           2.19%         0.71%        0.78%        1.39%        4.24%
   After reimbursement and/or waiver of
      expenses by Adviser                                           2.19%         0.71%        0.78%        1.39%        4.24%

GENERAL INFORMATION

If you wish to know more about Aston Funds, you will find additional information in the following documents:

SHAREHOLDER REPORTS

You will receive an unaudited semi-annual report dated April 30 and an annual report dated October 31 which is audited by an independent registered public accounting firm. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI, which is incorporated into this prospectus by reference and dated _____, 2006, as amended from time to time, is available to you without charge and can be mailed to you upon request. It contains more detailed information about the Funds.

HOW TO OBTAIN REPORTS

CONTACTING ASTON FUNDS

You can get free copies of the reports and SAI, request other information and get answers to your questions about the Funds by contacting:

Address:      Aston Funds
              P.O. Box 9765
              Providence, RI 02940

Phone: Shareholder Services & Fund Literature - 800 992-8151 Investment Advisor Services - 800 597-9704

Web site:     www.                .com

OBTAINING INFORMATION FROM THE SEC

You can visit the EDGAR Database on the SEC's Web site at http://www.sec.gov to view the SAI and other information. You can also view and copy information about the Funds at the SEC's Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, you can call the SEC at 202 551-8090. Also, you can obtain copies of this information after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington D.C. 20549-0102.

Investment Company Act File Number: 811-8004

Aston Funds
P.O. Box 9765
Providence, RI 02940




ABN-N-06

                                        [INSERT ASTON ASSET MANAGEMENT LLC LOGO]

         ASTON FUNDS
         CLASS I SHARES
         PROSPECTUS



         [_________, 2006]
         A diversified, actively managed fund family with an Institutional process-driven approach to investing.


NOT FDIC INSURED. NO BANK GUARANTEE. MAY LOSE VALUE.

The Securities and Exchange Commission has not approved or disapproved these or any mutual fund's shares or determined if this prospectus is accurate or complete. Any representation to the contrary is a crime.




                                        [INSERT ASTON ASSET MANAGEMENT LLC LOGO]

                                                                   TICKER SYMBOL
EQUITY FUNDS

Large Cap Funds
Aston/ABN AMRO Growth Fund                                            CTGIX
Aston/Montag & Caldwell Growth Fund                                   MCGIX
Aston Value Fund                                                      AAVIX
Aston/Veredus Select Growth Fund                                      AVISX

Mid Cap Fund
Aston/Optimum Mid Cap Fund                                            ABMIX

Small Cap Funds
Aston/TAMRO Small Cap Fund                                            ATSIX
Aston/Veredus Aggressive Growth Fund                                  AVEIX

Sector Fund
Aston/ABN AMRO Real Estate Fund                                       AARIX

BALANCED FUNDS

Aston Balanced Fund                                                    N/A
Aston/Montag & Caldwell Balanced Fund                                 MOBIX

FIXED INCOME FUNDS

Aston/TCH Fixed Income Fund                                           CTBIX
Aston/TCH Investment Grade Bond Fund                                  IOFIX
Aston/ABN AMRO High Yield Bond Fund                                   ABHBX




*All Funds were formerly known as the ABN AMRO Funds prior to [_____, 2006].

[INSERT ASTON MANAGEMENT LLC LOGO]


Thank you for your interest in Aston Funds. This prospectus pertains only to Class I shares of the funds listed here in the Table of Contents.

For a list of terms with definitions that you may find helpful as you read this prospectus, please refer to the "Investment Terms" section.


Mutual fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the Federal Deposit Insurance Corporation (FDIC).


TABLE OF CONTENTS

                                                                        Page
CATEGORIES OF ASTON FUNDS                                                 2

FUND SUMMARIES                                                            2

INVESTMENT SUMMARIES                                                      3

         EQUITY FUNDS

         LARGE CAP FUNDS
         Aston/ABN AMRO Growth Fund                                       3
         Aston/Montag & Caldwell Growth Fund                              3
         Aston Value Fund                                                 3
         Aston/Veredus Select Growth Fund                                 4

         MID CAP FUND
         Aston/Optimum Mid Cap Fund                                       4

         SMALL CAP FUNDS
         Aston/TAMRO Small Cap Fund                                       5
         Aston/Veredus Aggressive Growth Fund                             5

         SECTOR FUND
         Aston/ABN AMRO Real Estate Fund                                  6

         BALANCED FUNDS
         Aston Balanced Fund                                              6
         Aston/Montag & Caldwell Balanced Fund                            7

         FIXED INCOME FUNDS
         Aston/TCH Fixed Income Fund                                      7
         Aston/ABN AMRO Investment Grade Bond Fund                        8
         Aston/ABN AMRO High Yield Bond Fund                              8
    Principal Investment Risks                                            9
    Fund Performance                                                     13
    Fund Expenses                                                        21
    Other Investment Strategies                                          23

PORTFOLIO HOLDINGS                                                       27

INVESTMENT TERMS                                                         28

MANAGEMENT OF THE FUNDS                                                  31

         THE INVESTMENT ADVISER                                          31

         THE PORTFOLIO MANAGERS                                          33

         MANAGEMENT FEES                                                 38

SHAREHOLDER INFORMATION                                                  39

         Opening an Account                                              39
         Buying Shares                                                   40
         Exchanging Shares                                               42
         Selling/Redeeming Shares                                        43
         Transaction Policies                                            46
         Account Policies and Dividends                                  49
         Additional Investor Services                                    50
         Compensation to Intermediaries                                  50
         Portfolio Transactions and Brokerage Commissions                50

DIVIDENDS, DISTRIBUTIONS AND TAXES                                       51

FINANCIAL HIGHLIGHTS                                                     52

GENERAL INFORMATION                                                      63

Categories of Aston Funds

Aston Funds (the "Trust") is an open-end management investment company that currently offers 25 separate investment portfolios, including equity, balanced, fixed income and money market funds; Class I shares of 13 of the portfolios are offered in this prospectus. In addition, other funds and classes are offered under separate prospectuses.

Prior to [August 31, 2006], the Aston Funds were known as the ABN AMRO Funds and ABN AMRO Asset Management, Inc. ("AAAM") and its affiliates served as sponsor, investment adviser and administrator to the Funds. Aston Asset Management LLC assumed each of these roles as of [August 31, 2006]. Aston manages each Fund by retaining one or more subadvisers to manage each Fund.


EQUITY FUNDS

EQUITY FUNDS invest principally in stocks and other equity securities. Equity funds have greater growth potential than many other funds, but they also have greater risk.

WHO MAY WANT TO INVEST IN EQUITY FUNDS

Equity funds may be appropriate if you:

o    have a long-term investment goal (five years or more)

o can accept higher short-term risk in return for higher long-term return potential

o    want to diversify your investments

Equity funds may not be appropriate if you want:

o    a stable share price

o    a short-term investment

o    regular income

BALANCED FUNDS

BALANCED FUNDS invest in a mix of stocks and fixed income securities and combine the benefits of both types of securities -- capital appreciation or growth from stocks and income from fixed income securities. Like most other mutual funds, the share price of a balanced fund moves up and down in response to changes in the stock market and interest rates.

WHO MAY WANT TO INVEST IN BALANCED FUNDS

Balanced funds may be appropriate if you want:

o    capital appreciation and current income

o    balanced diversified investment

o    a long-term investment

FIXED INCOME FUNDS

FIXED INCOME FUNDS invest in corporate and government bonds and other fixed income securities. These funds provide regular income.

WHO MAY WANT TO INVEST IN FIXED INCOME FUNDS

Fixed income funds may be appropriate if you want:

o    regular income

o    a long-term investment

o    less volatility than equity funds

o    portfolio diversification

Fixed income funds may not be appropriate if you want capital appreciation.

No single fund is intended to be a complete investment program, but individual funds can be an important part of a balanced and diversified investment program. Mutual funds have the following general risks:

o    the value of fund shares will fluctuate

o    you could lose money

o    you cannot be certain that a fund will achieve its investment objective

Investment Summaries


ASTON/ABN AMRO GROWTH FUND
(FORMERLY ABN AMRO GROWTH FUND)


INVESTMENT OBJECTIVE

The Fund seeks long-term total return through a combination of capital appreciation and current income by investing primarily in a combination of stocks and bonds.

PRINCIPAL INVESTMENT STRATEGIES


The subadviser uses a bottom-up approach and invests in a combination of securities that offer potential for growth and/or income, including primarily large-cap dividend and non-dividend paying common stocks, preferred stocks and convertible securities. Companies for possible selection must pass an initial capitalization screen of $3 billion. The subadviser then identifies stocks of companies with the following characteristics compared to S&P 500 Index averages:

o    higher sales and operating earnings growth

o    more stable earnings growth rates

o    lower debt-to-capital ratio

o    higher return on equity

The subadviser also considers the quality of company management and the strength of the company's position among its competitors. In addition, the subadviser assesses the long-term economic outlook and the risk/return of securities in allocating investments among industry sectors.


PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.


RISKS. These principal investment risks apply to the Fund: credit, growth style, interest rate, liquidity, manager and market risks. See page 9 for a more detailed discussion of these risks and other principal risks common to all Funds.

ASTON/MONTAG & CALDWELL GROWTH FUND
(FORMERLY ABN AMRO/MONTAG & CALDWELL GROWTH FUND)


INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation and, secondarily, current income, by investing primarily in common stocks and convertible securities.

PRINCIPAL INVESTMENT STRATEGIES


The Fund invests primarily in common stocks and convertible securities. The subadviser uses a bottom-up approach to stock selection and seeks high quality, well-established large-cap companies that:

o    have a strong history of earnings growth

o are attractively priced, relative to the company's potential for above average long-term earnings and revenue growth

o    have strong balance sheets

o    have a sustainable competitive advantage

o    are currently, or have the potential to become, industry leaders

o    have the potential to outperform during market downturns


PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.


RISKS. These principal investment risks apply to the Fund: growth style, liquidity, manager and market risks. See page 9 for a more detailed discussion of these risks and other principal risks common to all Funds.

ASTON VALUE FUND
(FORMERLY ABN AMRO VALUE FUND)


INVESTMENT OBJECTIVE

The Fund seeks to provide total return through long-term capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES


The Fund invests primarily in common stocks that are under-valued and have good prospects for earnings growth. The subadviser generally focuses on large-cap stocks that are diversified across many industries. Security selection is based upon a range of financial criteria including:

o    relatively low price to earnings and price to book ratios

o    underlying asset values that are not reflected in securities' market prices

The Fund may also invest in real estate investment trusts (REITS), convertible securities, preferred stocks and American Depositary Receipts (ADRs).


PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.


RISKS. These principal investment risks apply to the Fund: foreign securities, liquidity, manager, market, REIT and value style risks. See page 9 for a more detailed discussion of these risks and other principal risks common to all Funds.

ASTON/VEREDUS SELECT GROWTH FUND
(FORMERLY ABN AMRO/VEREDUS SELECT GROWTH FUND)

INVESTMENT OBJECTIVE

The Fund seeks to provide capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in growth stocks of mid-cap and large-cap companies whose earnings are growing, or are expected to grow, at an accelerated rate. The subadviser defines a mid-cap company as one having a market capitalization of between approximately $1.5 and $9 billion at the time of acquisition. The subadviser defines a large-cap company as one having a market capitalization of approximately $9 billion or more at the time of acquisition. The subadviser looks for inefficiencies in the market caused by inaccurate expectations (e.g., earnings), focusing on companies that have:

o    expanding sales growth

o    increasing profit margins

o    significant new product development efforts

o    cash flow returns in excess of their cost of capital

To help manage risk, the subadviser adheres to a strict discipline regarding the sale of securities. In the course of implementing its principal investment strategies, the Fund will likely experience a high turnover rate (200% or more).

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.

RISKS. These principal investment risks apply to the Fund: growth style, liquidity, manager, market, mid-cap company and portfolio turnover risks. See page 9 for a more detailed discussion of these risks and other principal risks common to all Funds.

ASTON/OPTIMUM MID CAP FUND
(FORMERLY ABN AMRO MID CAP FUND)


INVESTMENT OBJECTIVE

The Fund seeks long-term total return through capital appreciation by investing primarily in common and preferred stocks and convertible securities.

PRINCIPAL INVESTMENT STRATEGIES


Under normal conditions, the Fund invests at least 80% of its assets in mid-cap stocks of companies with an improving revenue and earnings growth outlook. The subadviser defines a mid-cap company as one having a market capitalization of between $1 and $10 billion. The subadviser selects between 35 and 40 stocks based on "bottom-up" fundamental analysis. Important investment criteria include:

o    focused business franchise

o    market share growth

o    experienced management

o    strong or improving balance sheet

o attractive valuation: price-to-earnings multiple is less than the expected earnings growth rate

The subadviser takes a long-term approach with a focus on maximizing after-tax returns.

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.


RISKS. These principal investment risks apply to the Fund: foreign securities, growth style, liquidity, manager, market, mid-cap company, small-cap company and value style risks. See page 7 for a more detailed discussion of these risks and other principal risks common to all Funds.

ASTON/TAMRO SMALL CAP FUND
(FORMERLY ABN AMRO/TAMRO SMALL CAP FUND)


INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


Under normal conditions, the Fund invests at least 80% of its assets in a blended portfolio of growth and value stocks of small-cap companies with market capitalizations below $2.25 billion at the time of acquisition. In selecting securities, the subadviser looks for the following criteria:

o    unrecognized valuation

o    high quality management

o    solid or improving fundamentals

The Fund may also invest in REITs, convertible bonds, securities outside the small-cap range and cash-equivalent securities. In the course of implementing its principal investment strategies, the Fund may experience a relatively high turnover rate (150% or more).


PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.


RISKS. These principal investment risks apply to the Fund: below investment grade (high yield) securities, credit, foreign securities, growth style, interest rate, liquidity, manager, market, portfolio turnover, REIT, small-cap company and value style risks. See page 9 for a more detailed discussion of these risks and other principal risks common to all Funds.

ASTON/VEREDUS AGGRESSIVE GROWTH FUND
(FORMERLY ASTON/VEREDUS AGGRESSIVE GROWTH FUND)


INVESTMENT OBJECTIVE

The Fund seeks to provide capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


The Fund invests primarily in growth stocks of small-cap companies whose earnings are growing, or are expected to grow, at an accelerated rate. The subadviser defines a small-cap company as one having a market capitalization of less than $1.5 billion at the time of acquisition. The subadviser looks for inefficiencies in the market caused by inaccurate expectations (e.g., earnings), focusing on companies that have:

o    expanding unit volume growth

o    increasing profit margins

o    significant new product development efforts

o    returns in excess of their cost of capital

The subadviser may also invest in mid-cap equity securities. The subadviser defines a mid-cap company as one having a market capitalization of $1.5 to $9 billion at the time of acquisition.

To help manage risk, the subadviser adheres to a strict discipline regarding the sale of securities. In the course of implementing its principal investment strategies, the Fund will likely experience a high turnover rate (200% or more).


PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.


RISKS. These principal investment risks apply to the Fund: growth style, liquidity, manager, market, mid-cap company, portfolio turnover and small-cap company risks. See page 9 for a more detailed discussion of these risks and other principal risks common to all Funds.

ASTON/ABN AMRO REAL ESTATE FUND
(FORMERLY ABN AMRO REAL ESTATE FUND)


INVESTMENT OBJECTIVE

The Fund seeks to provide total return through a combination of growth and income.

PRINCIPAL INVESTMENT STRATEGIES


Under normal conditions, the Fund invests at least 80% of its assets in REITs and common stocks and other equity securities of U.S. and foreign companies principally engaged in the real estate sector. The subadviser does not invest in real estate directly. In selecting securities for the Fund, the subadviser analyzes long-term trends in property types and geographic regions. The subadviser uses a combination of a top-down and a bottom-up approach. The Fund is classified as non-diversified.


Top-down approach involves:

o    analyzing demographic and economic trends

o reviewing the real estate cycle to identify favorable geographic regions and property types

Bottom-up approach involves researching individual companies, focusing on companies with:

o    revenues primarily derived from real estate related activities

o    a significant portion of revenues from rental income

o    a management stake in performance

o    a strong balance sheet and/or consistent earnings

o    internal growth prospects

o    potential growth from acquisition or development

PRINCIPAL RISKS OF INVESTING IN THIS FUND


You could lose money by investing in the Fund.


RISKS. These principal investment risks apply to the Fund: foreign securities, liquidity, manager, market, non-diversification, REIT and sector concentration risks. See page 9 for a more detailed discussion of these risks and other principal risks common to all Funds.

ASTON BALANCED FUND
[(not currently available for purchase)]
(FORMERLY ABN AMRO BALANCED FUND)


INVESTMENT OBJECTIVE

The Fund seeks growth of capital with current income by investing in a combination of equity and fixed income securities.

PRINCIPAL INVESTMENT STRATEGIES


The Fund retains two subadvisers dedicated to managing the equity and fixed-income portions of the portfolio, respectively. The Adviser determines the allocation of assets between the equity and fixed-income portions of the portfolio. The Adviser generally rebalances the portfolio quarterly and under normal circumstances, allocates 60% of assets to the equity manager and 40% of assets to the fixed-income manager.

The equity subadviser uses a bottom-up approach and invest in a combination of securities that offer potential for growth or income potential, including primarily large-cap dividend and non-dividend paying common stocks, preferred stocks and convertible securities. Companies for possible selection must pass an initial capitalization screen of $3 billion. The equity subadviser then identifies stocks of companies with the following characteristics compared to S&P 500 Index averages:

o    higher sales and operating earnings growth

o    more stable earnings growth rates

o    lower debt-to-capital ratio

o    higher return on equity

The equity subadviser also considers the quality of company management and the strength of its position among its competitors. In addition, the equity subadviser assesses the long-term economic outlook and the risk/return of securities in allocating investments among industry sectors.



With respect to fixed-income securities, the Fund may invest in securities of the U.S. government and its agencies, corporate notes and bonds, mortgage- and asset-backed securities and short-term money market instruments. The fixed-income subadviser selects securities based on its views of the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation. The fixed-income subadviser seeks to maintain an average weighted portfolio maturity of three to ten years. The fixed-income subadviser emphasizes investment grade corporate bonds.


PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.


RISKS. These principal investment risks apply to the Fund: below investment grade (high yield) securities, call, credit, foreign securities, growth style, interest rate, liquidity, manager, market, prepayment and U.S. government agency securities risks. See page 9 for a more detailed discussion of these risks and other principal risks common to all Funds.

ASTON/MONTAG & CALDWELL BALANCED FUND
(FORMERLY ABN AMRO/MONTAG & CALDWELL BALANCED FUND)


INVESTMENT OBJECTIVE

The Fund seeks long-term total return.

PRINCIPAL INVESTMENT STRATEGIES


The Fund invests primarily in a combination of equity, fixed income and short-term securities. Generally, between 50% and 70% of the Fund's total assets will be invested in equity securities, and at least 25% will be invested in fixed income securities to provide a stable flow of income. The portfolio allocation will vary based upon the portfolio manager's assessment of the return potential of each asset class. For equity investments, the subadviser uses a bottom-up approach to stock selection, focusing on high quality, well-established companies that:


o    have a strong history of earnings growth

o are attractively priced, relative to the company's potential for above average long-term earnings and revenue growth

o    have strong balance sheets

o    have a sustainable competitive advantage

o    are currently, or have the potential to become, industry leaders

o    have the potential to outperform during market downturns


When selecting fixed income securities, the subadviser strives to maximize total return and minimize risk primarily by actively adjusting the portfolio's duration and sector weightings. Emphasis is also placed on diversification and credit analysis.


The Fund will invest only in fixed income securities with an "A" or better rating. Investments will include:

o    U.S. government securities

o    corporate bonds

o    mortgage/asset-backed securities

o    money market securities and repurchase agreements

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.


RISKS. These principal investment risks apply to the Fund: credit, growth style, interest rate, liquidity, manager, market, prepayment and U.S. government agency securities risks. See page 9 for a more detailed discussion of these risks and other principal risks common to all Funds.

ASTON/TCH FIXED INCOME FUND
(FORMERLY ABN AMRO BOND FUND)


INVESTMENT OBJECTIVE

The Fund seeks high current income consistent with prudent risk of capital.

PRINCIPAL INVESTMENT STRATEGIES


Under normal conditions, the Fund invests at least 80% of its assets in bonds, primarily intermediate-term investment-grade fixed income securities. The Fund may invest in securities of the U.S. government and its agencies, corporate notes and bonds, mortgage- and asset-backed securities and short-term money market instruments. The subadviser selects securities based on its views of the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation. The subadviser seeks to maintain an average weighted portfolio maturity of three to ten years. The subadviser emphasizes investment grade corporate bonds; but may invest in high yield securities.

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.


RISKS. These principal investment risks apply to the Fund: below investment grade (high yield) securities, call, credit, foreign securities, interest rate, liquidity, manager, prepayment and U.S. government agency securities risks. See page 9 for a more detailed discussion of these risks and other principal risks common to all Funds.

ASTON/TCH INVESTMENT GRADE BOND FUND
(FORMERLY ABN AMRO INVESTMENT GRADE BOND FUND)


INVESTMENT OBJECTIVE

The Fund seeks to provide total return.

PRINCIPAL INVESTMENT STRATEGIES


Under normal conditions, the Fund invests at least 80% of its net assets in a diversified portfolio of investment grade fixed income securities. The Fund may invest in securities of the U.S. government and its agencies, corporate notes and bonds, mortgage- and asset-backed securities and short-term money market instruments. The subadviser selects securities based on its views of the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation. The subadviser seeks to maintain an average weighted portfolio maturity of three to ten years. The subadviser emphasizes investment grade corporate bonds.


PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.


RISKS. These principal investment risks apply to the Fund: call, credit, foreign securities, interest rate, liquidity, manager, prepayment and U.S. government agency securities risks. See page 9 for a more detailed discussion of these risks and other principal risks common to all Funds.

ASTON/ABN AMRO HIGH YIELD BOND FUND
(FORMERLY ABN AMRO HIGH YIELD BOND FUND)


INVESTMENT OBJECTIVE

The Fund seeks to provide interest income and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


Under normal circumstances, the Fund invests at least 80% of its net assets in high yield bonds, also known as junk bonds. High yield bonds are considered to be those rated BB+/Ba1 or below by Standard & Poor's/Moody's or judged by the subadviser to be of equivalent quality. The Fund may invest in foreign bonds. In deciding which securities to buy and sell, the subadviser uses a combined top-down and bottom-up approach. The subadviser constructs the portfolio by using a combination of industry fundamental analysis, company and capital structure analysis, relative value assessment, and risk management techniques. The subadviser normally expects to maintain a minimum B average rating.


PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.


RISKS. These principal investment risks apply to the Fund: below investment grade (high yield) securities, call, credit, foreign securities, interest rate, liquidity and manager risk. See page 9 for a more detailed discussion of these risks and other principal risks common to all Funds.

Principal Investment Risks

RISKS THAT APPLY TO THE FUNDS


BELOW INVESTMENT GRADE (HIGH YIELD) SECURITIES RISK: Bonds and other fixed income securities are rated by national ratings agencies. These ratings generally assess the ability of the issuer to pay principal and interest. Issuers of securities that are rated below investment grade (i.e., Ba1/BB+ or lower) and their unrated equivalents are typically in poor financial health, and their ability to pay interest and principal is uncertain. The prices of such securities may be more vulnerable to bad economic news, or even the expectation of bad news, than higher rated or investment grade bonds and other fixed income securities.

CALL RISK: Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increased likelihood of a call may reduce the security's price. If a fixed income security is called, a fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and negatively affect a fund's share price or yield.

FOREIGN SECURITIES RISK: Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

o CURRENCY RISK: The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms.

o POLITICAL/ECONOMIC RISK: Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund.

o REGULATORY RISK: In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies.

GROWTH STYLE RISK: Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, a fund's performance may suffer.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. Interest rate changes will impact high yield bonds in different ways depending on credit ratings. BB rated bonds are more vulnerable to prevailing rates and act more like their investment grade counterparts. For bonds rated B and below, credit risk is more significant than interest rate risk. Therefore, a fund that maintains a minimum B rating should anticipate higher interest rate risks but lower credit risks than a fund that invests in lower quality issuers.

LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.

MANAGER RISK: The performance of a fund is dependent upon the Adviser's skill in selecting other managers and the subadviser's skill in making appropriate investments. As a result, a fund may underperform the stock or fixed income market or its peers. Also, a fund could fail to meet its investment objective.


MARKET RISK: A fund's share price can move down in response to stock market conditions, changes in the economy or a particular company's stock price changes. An individual stock may decline in value even when the value of stocks in general is rising.

MID-CAP COMPANY RISK: Investments in mid-cap companies may entail greater risks than investments in larger, more established companies. Mid-cap companies generally have narrower product lines, more limited financial resources and a more limited trading market for their stocks compared with larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

NON-DIVERSIFICATION RISK: If a fund is a non-diversified, it may invest a larger percentage of its assets in a given security than a diversified fund. As a result, it may be more susceptible to a single adverse economic, political or regulatory occurrence affecting one or more issuers in which a large percentage of its assets is invested and may experience increased volatility due to its investments in those securities.

PORTFOLIO TURNOVER RISK: Frequent trading of a fund's securities may result in a higher than average level of capital gains and will result in greater transaction costs to a fund. A higher level of capital gains can result in more frequent distributions with greater income tax consequences. To the extent distributions to shareholders are made from short-term capital gains of a fund (i.e., net capital gain on securities held by a fund for one year or less minus any net capital losses on securities held by a fund for more than one year), the distributions will be taxed at ordinary income rates for federal income tax purposes, rather than at lower capital gain rates. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact a fund's performance.

PREPAYMENT RISK: Mortgage-backed securities carry prepayment risks. Prices and yields of mortgage-backed securities assume that the underlying mortgages will be paid off according to a preset schedule. If the underlying mortgages are paid off early, such as when homeowners refinance as interest rates decline, a fund may be forced to reinvest the proceeds in lower yielding, higher priced securities. This may reduce a fund's total return.

REIT RISK: REITs are publicly traded entities that invest in office buildings, apartment complexes, industrial facilities, shopping centers and other commercial spaces. REITs issue stocks, and most REIT stocks trade on the major stock exchanges or over-the-counter. A REIT's return may be adversely affected when interest rates are high or rising.

SECTOR CONCENTRATION RISK: Investing in sector-specific funds may entail greater risks than investing in funds diversified across sectors. Because such a fund may invest in a limited number of industries within a sector, the fund may be subject to a greater level of market risk and its performance may be more volatile.

SMALL-CAP COMPANY RISK: Investing in securities of small-cap companies may involve greater risks than investing in securities of larger, more established issuers. Small-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap companies are typically subject to greater changes in earnings and business prospects than larger companies.

U.S. GOVERNMENT AGENCY SECURITIES RISK: Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the issuer or instrumentality. While the U.S. government is able to provide financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the U.S. Treasury.

Principal Investment Risks (continued

VALUE STYLE RISK: Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are lower than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, a fund's return may be adversely affected during market downturns and when value stocks are out of favor.

RISK SUMMARY

The following chart compares the principal risks of investing in each Fund. More information about the risks associated with investing in Aston Funds can also be found in the Statement of Additional Information (SAI).


                                      Below
                                    Investment
                                      Grade
                                   (High Yield)                 Foreign    Growth  Interest                              Mid-Cap
FUND                                Securities   Call  Credit  Securities  Style     Rate    Liquidity  Manager  Market  Company
Aston Growth                                             X                   X        X          X         X       X
Aston/Montag & Caldwell Growth                                               X                   X         X       X
Aston Value                                                        X                             X         X       X
Aston/Veredus Select Growth                                                  X                   X         X       X        X
Aston/Optimum Mid Cap                                              X         X                   X         X       X        X
Aston/TAMRO Small Cap                  X                 X         X         X        X          X         X       X
Aston/Veredus Aggressive Growth                                              X                   X         X       X        X
Aston/ABN AMRO Real Estate                                         X                             X         X       X
Aston Balanced                         X          X      X         X         X        X          X         X       X
Aston/Montag & Caldwell Balanced                         X                   X        X          X         X       X
Aston/TCH Fixed Income                 X          X      X         X                  X          X         X
Aston/TCH Investment Grade Bond                   X      X         X                  X          X         X
Aston/ABN AMRO High Yield Bond         X          X      X         X                  X          X         X



                                                                                                               U.S.
                                                                                                            Government
                                          Non-        Portfolio                      Sector      Small-Cap    Agency     Value
                                    Diversification   Turnover   Prepayment  REIT Concentration  Company    Securities   Style
Aston Growth
Aston/Montag & Caldwell Growth
Aston Value                                                                    X                                           X
Aston/Veredus Select Growth                               X                                          X                     X
Aston/Optimum Mid Cap                                                                                X                     X
Aston/TAMRO Small Cap                                     X                    X                     X
Aston/Veredus Aggressive Growth                           X                                          X
Aston/ABN AMRO Real Estate                 X                                   X        X
Aston Balanced                                                       X                                           X
Aston/Montag & Caldwell Balanced                                     X                                           X
Aston/TCH Fixed Income                                               X                                           X
Aston/TCH Investment Grade Bond                                      X                                           X
Aston/ABN AMRO High Yield Bond

Fund Performance


ASTON/ABN AMRO GROWTH FUND
(FORMERLY ABN AMRO GROWTH FUND)


FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

                                    BAR CHART


Year-to-date performance for the period ending 6/30/06 was ___%.


The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based securities market index. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                           AVERAGE ANNUAL TOTAL RETURN
                    (For the periods ended December 31, 2005)


                                                                    Since
                                            1 Year    5 Years    Inception(a)
Aston/ABN AMRO Growth Fund:
    Return Before Taxes                      1.33%      -1.65%      -1.25%
    Return After Taxes on
        Distributions                        0.60%      -1.80%      -1.79%
    Return After Taxes on
        Distributions and Sale of
        Fund Shares                          1.85%      -1.39%      -1.14%
S&P 500 Index(b)                             4.91%       0.54%      -0.89%


(a) Inception of Class I shares: July 31, 2000. Index data computed from July 31, 2000.

(b)  Reflects no deduction for taxes, expenses or fees.



ASTON/MONTAG & CALDWELL GROWTH FUND
(FORMERLY ABN AMRO/MONTAG & CALDWELL GROWTH FUND)


FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

                                    BAR CHART


Year-to-date performance for the period ending 6/30/06 was ___%.


The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based securities market index. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                           AVERAGE ANNUAL TOTAL RETURN
                    (For the periods ended December 31, 2005)


                                                                    Since
                                            1 Year    5 Years    Inception(a)
Aston/Montag & Caldwell Growth Fund:
    Return Before Taxes                       5.65%     -2.72%       7.60%
    Return After Taxes on
        Distributions                         5.57%     -2.87%       6.98%
    Return After Taxes on
        Distributions and Sale of
        Fund Shares                           3.79%     -2.36%       6.55%
S&P 500 Index(b)                              4.91%      0.54%       8.47%


(a) Inception of Class I shares: June 28, 1996. Index data computed from June 30, 1996.

(b)  Reflects no deduction for taxes, expenses or fees.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

ASTON VALUE FUND
(FORMERLY ABN AMRO VALUE FUND)


FUND PERFORMANCE*

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

                                    BAR CHART


Year-to-date performance for the period ending 6/30/06 was ___%.

*The returns shown are for Class N shares that are not offered in this prospectus. Class I shares would have substantially similar annual returns because Class N shares and Class I shares are invested in the same portfolio of securities. The annual returns would differ only to the extent that Class N shares and Class I shares do not have the same expenses. The annual returns of the Class N shares are expected to be lower than the returns of the Class I shares, due to distribution fees paid by Class N shares. The Common share class and Investor share class of Aston Value Fund were reorganized into Class N shares of the Fund on September 27, 2001, and the Fund adopted the name of its predecessor. Performance figures shown above include the performance of the Common share class of the predecessor fund.


The following table indicates how the average annual returns for Class N shares of the Fund for different calendar periods compared to the returns of broad-based securities market indices. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.



                           AVERAGE ANNUAL TOTAL RETURN
                    (For the periods ended December 31, 2005)


                                            1 Year    5 Years     10 Years
Aston Value Fund -- Class N:(a)
    Return Before Taxes                      6.27%      3.00%        7.81%
    Return After Taxes on
        Distributions                        5.80%      2.57%        5.87%
    Return After Taxes on
        Distributions and Sale of
        Fund Shares                          4.69%      2.41%        5.91%
Russell 1000 Index(b)                        6.27%      1.07%        9.29%
Russell 1000 Value Index(b)                  7.05%      5.28%       10.94%


(a) Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.

(b)  Reflects no deduction for taxes, expenses or fees.


ASTON/VEREDUS SELECT GROWTH FUND
(FORMERLY ABN AMRO/VEREDUS SELECT GROWTH FUND)

FUND PERFORMANCE

The bar chart shows how the performance of Class N Shares of the Fund has varied from year to year over the periods shown. The returns shown are for Class N Shares that are not offered in this prospectus. Class I Shares are new and do not yet have a calendar year of operations. Class N Shares and Class I Shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that Class N Shares and Class I Shares do not have the same expenses. The annual returns of the Class N Shares would be lower than the returns of the Class I Shares, due to distribution fees paid by Class N Shares. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

                                    BAR CHART

Year to date performance for the period ended 6/30/06 was ____%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The following table indicates how the average annual returns for Class N Shares of the Fund for different calendar periods compared to the returns of broad-based securities market indices. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                           AVERAGE ANNUAL TOTAL RETURN
                    (For the periods ended December 31, 2005)

                                                         Since
                                            1 Year    Inception(a)
Aston/Veredus Select Growth
    Fund--Class N(b)
     Return Before Taxes                     9.27%        5.83%
     Return After Taxes on
         Distributions                       9.25%        5.83%
     Return After Taxes on
         Distributions and Sale of
         Fund Shares                         6.05%        5.02%
 Russell 1000 Index(c)                       6.27%        4.77%
 Russell 1000 Growth Index(c)                5.26%        1.15%

(a) Fund's inception: December 31, 2001. Index data computed from December 31, 2001.

(b) Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.

(c)  Reflects no deduction for taxes, expenses or fees.

ASTON/OPTIMUM MID CAP FUND
(FORMERLY ABN AMRO MID CAP FUND)

FUND PERFORMANCE

The bar chart shows the Fund's performance for the period shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

                                    BAR CHART


Year-to-date performance for the period ending 6/30/06 was ___%.

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based securities market index. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                           AVERAGE ANNUAL TOTAL RETURN
                    (For the periods ended December 31, 2005)


                                                         Since
                                            1 Year    Inception(a)
Aston/Optimum Mid Cap Fund:(b)
     Return Before Taxes                     1.61%        5.71%
     Return After Taxes on
         Distributions                       1.05%        5.01%
     Return After Taxes on
         Distributions and Sale of
         Fund Shares                         1.79%        4.86%
 S&P 400 Mid-Cap Index(c)                   12.56%       15.17%


(a) Inception of Class I shares: July 6, 2004. Index data computed from June 30, 2004.

(b) Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.

(c)  Reflects no deduction for taxes, expenses or fees.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

ASTON/TAMRO SMALL CAP FUND
(FORMERLY ABN AMRO/TAMRO SMALL CAP FUND)

FUND PERFORMANCE*

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

                                    BAR CHART


Year-to-date performance for the period ending 6/30/06 was ___%.


*The returns shown are for Class N shares that are not offered in this prospectus. Class I shares would have substantially similar annual returns because Class N shares and Class I shares are invested in the same portfolio of securities. The annual returns would differ only to the extent that Class N shares and Class I shares do not have the same expenses. The annual returns of the Class N shares are expected to be lower than the returns of the Class I shares, due to distribution fees paid by Class N shares.

The following table indicates how the Fund's average annual returns for Class N shares for different calendar periods compared to the returns of a broad-based securities market index. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                           AVERAGE ANNUAL TOTAL RETURN
                    (For the periods ended December 31, 2005)


                                                                 Since
                                          1 Year    5 Years   Inception(a)
Aston/TAMRO Small Cap Fund-Class
    N:(b)
    Return Before Taxes                   2.34%      12.66%      14.40%
    Return After Taxes on
        Distributions                     2.34%      11.59%      13.33%
    Return After Taxes on
        Distributions and Sale of
        Fund Shares                       1.52%      10.60%      12.18%
Russell 2000 Index(c)                     4.55%       8.22%       9.85%


(a) Fund's inception: November 30, 2000. Index data computed from November 30, 2000.

(b) Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.

(c)  Reflects no deduction for taxes, expenses or fees.


ASTON/VEREDUS AGGRESSIVE GROWTH FUND
(FORMERLY ABN AMRO/VEREDUS AGGRESSIVE GROWTH FUND)


FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

                                    BAR CHART


Year-to-date performance for the period ending 6/30/06 was ___%.


The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of broad-based securities market indices. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                           AVERAGE ANNUAL TOTAL RETURN
                    (For the periods ended December 31, 2005)


                                                          Since
                                            1 Year     Inception(a)
Aston/Veredus Aggressive Growth
    Fund:(b)
     Return Before Taxes                     2.53%        1.99%
     Return After Taxes on
         Distributions                       2.53%        1.99%
     Return After Taxes on
         Distributions and Sale of
         Fund Shares                         1.65%        1.70%
 Russell 2000 Index(c)                       4.55%       14.14%
 Russell 2000 Growth Index(c)                4.15%       10.96%


(a) Inception of Class I shares: October 5, 2001. Index data computed from September 30, 2001.

(b) Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.

(c)  Reflects no deduction for taxes, expenses or fees.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

ASTON/ABN AMRO REAL ESTATE FUND
(FORMERLY ABN AMRO REAL ESTATE FUND)


FUND PERFORMANCE*

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

                                    BAR CHART


Year-to-date performance for the period ending 6/30/06 was ___%.


*The returns shown are for Class N shares that are not offered in this prospectus. Class I shares would have substantially similar annual returns because Class N shares and Class I shares are invested in the same portfolio of securities. Annual returns would differ only to the extent that Class N shares and Class I shares do not have the same expenses. The annual returns of the Class N shares are expected to be lower than the returns of the Class I shares, due to distribution fees paid by Class N shares. The Common share class and Investor share class of Aston/ABN AMRO Real Estate Fund were reorganized into Class N shares of the Fund on September 27, 2001, and the Fund adopted the name of its predecessor. Performance figures shown above include the performance of the Common share class of the predecessor fund.

The following table indicates how the average annual returns for Class N shares of the Fund for different calendar periods compared to the returns of a broad-based securities market index. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                           AVERAGE ANNUAL TOTAL RETURN
                    (For the periods ended December 31, 2005)


                                                                  Since
                                         1 Year      5 Years   Inception(a)
Aston/ABN AMRO Real Estate Fund-
    Class N:(b)
    Return Before Taxes                  13.17%      18.22%       12.17%
    Return After Taxes on
        Distributions                    10.86%      16.20%       10.23%
    Return After Taxes on
        Distributions and Sale of
        Fund Shares                      10.92%      15.05%        9.59%
MSCI US REIT Index(c)(d)                 12.13%      18.70%       11.39%


(a) Fund's inception: December 30, 1997. Index data computed from December 31, 1997.

(b) Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.

(c)  Reflects no deduction for taxes, expenses or fees.

(d) The Morgan Stanley REIT Equity Index changed its name to MSCI US REIT Index on June 20, 2005.


ASTON BALANCED FUND
(not currently available for purchase)
(FORMERLY ABN AMRO BALANCED FUND)


FUND PERFORMANCE*

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.


                          CALENDAR YEAR TOTAL RETURN**


                                    BAR CHART


Year-to-date performance for the period ending 6/30/06 was ___%.


*The returns shown are for Class N shares that are not offered in this prospectus. Class I shares are currently not available for purchase. Class I shares would have substantially similar annual returns because Class N shares and Class I shares are invested in the same portfolio of securities. The annual returns would differ only to the extent that Class N shares and Class I shares do not have the same expenses.

The following table indicates how the average annual returns for Class N shares for different

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

calendar periods compared to the returns of broad-based securities market indices. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.


                         AVERAGE ANNUAL TOTAL RETURN**
                    (For the periods ended December 31, 2005)



                                          1 Year    5 Years      10 Years
Aston Balanced Fund -- Class N:(a)
    Return Before Taxes                   1.62%       0.87%       8.17%
    Return After Taxes on
        Distributions                     0.43%      -0.15%       6.58%
    Return After Taxes on
        Distributions and Sale of
        Fund Shares                       2.25%       0.38%       6.44%
S&P 500 Index(b)                          4.91%       0.54%       9.07%
Lehman Brothers U.S. Aggregate Bond
    Index(b)                              2.43%       5.87%       6.16%
60% S&P 500 Index/40% Lehman
    Brothers U.S. Aggregate Bond
    Index(b)                              3.99%       2.98%       8.23%



(a) Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.

(b)  Reflects no deduction for taxes, expenses or fees.


** ABN AMRO Asset Management, Inc. ("AAAM") served as the Fund's investment adviser from inception through _______. As of _________, AAAM manages the equity component of the portfolio and Taplin Canida & Habacht, Inc. manages the fixed income component. The performance of the Fund may have been different if the current multi-manager structure had been in place.



ASTON/MONTAG & CALDWELL BALANCED FUND
(FORMERLY ABN AMRO/MONTAG &
CALDWELL BALANCED FUND)


FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

                                    BAR CHART


Year-to-date performance for the period ending 6/30/06 was ___%.


The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of broad-based securities market indices. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                           AVERAGE ANNUAL TOTAL RETURN
                    (For the periods ended December 31, 2005)


                                                                  Since
                                          1 Year    5 Years    Inception(a)
Aston/Montag & Caldwell Balanced
    Fund:
    Return Before Taxes                   3.61%      -0.04%       1.66%
    Return After Taxes on
        Distributions                     3.16%      -0.65%       0.77%
    Return After Taxes on
        Distributions and Sale of
        Fund Shares                       2.54%      -0.37%       0.98%
S&P 500 Index(b)                          4.91%       0.54%       1.77%
Lehman Brothers U.S. Government
    Credit Bond Index(b)                  2.37%       6.11%       5.68%
60% S&P 500 Index/40% Lehman
    Brothers U.S. Government Credit
    Bond Index(b)                         3.99%       3.10%       3.66%


(a) Inception of Class I shares: December 31 1998. Index data computed from December 31, 1998.

(b)  Reflects no deduction for taxes, expenses or fees.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

ASTON/TCH FIXED INCOME FUND
(FORMERLY ABN AMRO BOND FUND)


FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN*

                                    BAR CHART


Year-to-date performance for the period ending 6/30/06 was ___%.


The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based securities market index. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.


                           AVERAGE ANNUAL TOTAL RETURN*
                    (For the periods ended December 31, 2005)



                                                                  Since
                                          1 Year    5 Years    Inception(a)
Aston/TCH Fixed Income Fund:(b)
    Return Before Taxes                   1.61%       5.03%       5.79%
    Return After Taxes on
        Distributions                    -0.16%       3.01%       3.67%
    Return After Taxes on
        Distributions and Sale of
        Fund Shares                       1.04%       3.08%       3.67%
Lehman Brothers U.S. Aggregate Bond       2.43%       5.87%       6.62%
    Index(c)


(a) Inception of Class I shares: July 31, 2000. Index data computed from July 31, 2000.

(b) Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.

(c)  Reflects no deduction for taxes, expenses or fees.


* Taplin, Canida & Habacht, Inc. became the subadviser as of ______. Performance prior to that date reflects the performance of a previous investment adviser.

ASTON/TCH INVESTMENT GRADE BOND
FUND (FORMERLY ABN AMRO INVESTMENT
GRADE BOND FUND)

FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance. The Trust Class and Class B Shares of the Independence One Fixed Income Fund and the Class A and Class B Shares of the Independence One U.S. Government Securities Fund were reorganized into Class I shares of the Fund on June 15, 2002. Performance figures shown below include the performance of the Trust Class of Independence One Fixed Income Fund.

                           CALENDAR YEAR TOTAL RETURN*

                                    BAR CHART


Year-to-date performance for the period ending 6/30/06 was ___%.


The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based securities market index. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.


                          AVERAGE ANNUAL TOTAL RETURN*
                    (For the periods ended December 31, 2005)



                                          1 Year    5 Years     10 Years
Aston/TCH Investment Grade Bond
    Fund:(a)
    Return Before Taxes                    1.42%      4.66%       4.99%
    Return After Taxes on
        Distributions                     -0.07%      2.63%       2.93%
    Return After Taxes on
        Distributions and Sale of
        Fund Shares                        0.91%      2.85%       2.91%
Lehman Brothers U.S. Intermediate          2.01%      5.50%       5.97%
    Aggregate Bond Index(b)


After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(a) Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.

(b)  Reflects no deduction for taxes, expenses or fees.


* Taplin, Canida & Habacht, Inc. became the subadviser as of ______. Performance prior to that date reflects the performance of a previous investment adviser.

ASTON/ABN AMRO HIGH YIELD BOND FUND
(FORMERLY ABN AMRO HIGH YIELD BOND FUND)


FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

                                    BAR CHART


Year-to-date performance for the period ending 6/30/06 was ___%.


                           AVERAGE ANNUAL TOTAL RETURN
                    (For the periods ended December 31, 2005)

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of broad-based securities market indices. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.


                                                          Since
                                            1 Year     Inception(a)
Aston/ABN AMRO High Yield Bond
    Fund(b)
     Return Before Taxes                     3.38%        7.64%
     Return After Taxes on
         Distributions                       0.72%        4.89%
     Return After Taxes on
         Distributions and Sale of
         Fund Shares                         2.15%        4.92%

Merrill Lynch U.S. High Yield
     Master II Constrained
     Index(c)(d)                             2.78%        8.91%
Merrill Lynch U.S. High Yield
     Master II Index(c)(d)                   2.74%        8.92%


(a)  Fund's inception: June 30, 2003. Index data computed from June 30, 2003.

(b) Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.

(c) The Fund's benchmark index was changed from the Merrill Lynch High Yield Master II Index to the Merrill Lynch U.S. High Yield Master II Constrained Index effective June 1, 2005 to more accurately reflect the risk profile of the Fund.

(d)  Reflects no deduction for taxes, expenses or fees.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Fund Expenses

As an investor in the Funds, you pay certain indirect fees and expenses, which are described in the table below.

SHAREHOLDER FEES


As a benefit of investing in Class I shares of these Aston Funds, you do not incur any sales loads or exchange fees and generally no redemption fees. HOWEVER, A REDEMPTION FEE OF 2% OF THE AMOUNT REDEEMED IS CHARGED ON CERTAIN REDEMPTIONS TO SHAREHOLDERS OF ASTON/ABN AMRO REAL ESTATE FUND AND ASTON/ABN AMRO HIGH YIELD BOND FUND UNLESS AN EXCEPTION IS AVAILABLE. See "Redemption Fees" on page 48 for more details.


ANNUAL FUND OPERATING EXPENSES

Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from a Fund's assets and are expressed as an expense ratio, which is a percentage of average daily net assets.


                                                                                      TOTAL                                 NET
                                              MANAGEMENT           OTHER             EXPENSE             FEE              EXPENSE
             FUND                                FEES             EXPENSES            RATIO            WAIVERS             RATIO
Aston/ABN AMRO Growth(a)                         0.70%              0.12%              0.82%               --%           0.82%
Aston/Montag & Caldwell Growth(a)                0.65               0.10               0.75                --            0.75
Aston Value(a)                                   0.80               0.11               0.91             (0.22)           0.69(b)
Aston/Veredus Select Growth(a)                   0.80               0.52               1.32             (0.27)           1.05(b)(c)
Aston/Optimum Mid Cap(a)                         0.74               0.20               0.94                --            0.94
Aston/TAMRO Small Cap(a)                         0.90               0.26               1.16             (0.11)           1.05(b)
Aston/Veredus Aggressive Growth(a)               1.00               0.14               1.14                --            1.14
Aston/ABN AMRO Real Estate(a)                    1.00               0.19(d)            1.19             (0.07)           1.12(b)
Aston Balanced(a)                                0.70               0.14               0.84                --            0.84(c)
Aston/Montag & Caldwell Balanced(a)              0.75               0.16               0.91                --            0.91
Aston/TCH Fixed Income(a)                        0.55               0.15               0.70             (0.21)           0.49(b)
Aston/TCH Investment Grade Bond(a)               0.50               0.35               0.85             (0.21)           0.64(b)
Aston/ABN AMRO High Yield Bond(a)                0.45               0.61               1.06             (0.51)           0.55(b)

(a) ASTON VALUE FUND, ASTON/VEREDUS SELECT GROWTH FUND, ASTON/OPTIMUM MID CAP FUND, ASTON/TAMRO SMALL CAP FUND, ASTON/VEREDUS AGGRESSIVE GROWTH FUND, ASTON/ABN AMRO REAL ESTATE FUND, ASTON BALANCED FUND, ASTON/MONTAG & CALDWELL BALANCED FUND, ASTON/TCH FIXED INCOME FUND, ASTON/TCH INVESTMENT GRADE BOND FUND and ASTON/ABN AMRO HIGH YIELD BOND FUND each offer two classes of shares that invest in the same portfolio of securities. ASTON/ABN AMRO GROWTH FUND and ASTON/MONTAG & CALDWELL GROWTH FUND offer three classes of shares. Shareholders of Class I shares are not subject to a 12b-1 distribution plan; shareholders of Class N and R shares are subject to a 12b-1 distribution plan; therefore, expenses and performance figures will vary between the classes. The information set forth in the table above and the example below relates only to Class I shares, which are offered in this prospectus. Class N and R shares are offered in separate prospectuses.

(b) The ratio shown reflects the Adviser's contractual undertaking to waive its management fees and/or reimburse expenses exceeding the limit shown. The Adviser and certain subadvisers are contractually obligated to waive management fees and/or reimburse expenses through February 28, 2008 at the rates shown in the table.

(c) As of June 20, 2006, the Fund's Class I shares have not commenced operations; therefore, expenses are estimated for the current fiscal year.

(d) The "Other Expenses" for Aston/ABN AMRO Real Estate Fund were 0.32% for the period from commencement of operations on September 20, 2005 through October 31, 2005. The expense information in the table has been restated to reflect estimated current fees.

EXAMPLE

This hypothetical example shows the operating expenses you would incur as a shareholder if you invested $10,000 in a Fund over the time periods shown and you redeem all your shares at the end of the period. The example assumes you reinvested all dividends and distributions, that the average annual return was 5% and that operating expenses remained the same. The example is for comparison purposes only and does not represent a Fund's actual or future expenses and returns.



                FUND                          1 YEAR             3 YEARS            5 YEARS             10 YEARS
Aston/ABN AMRO Growth                          $ 84                $262               $455               $1,014
Aston/Montag & Caldwell Growth                   77                 240                417                  930
Aston Value(a)                                   70                 268                482                1,099
Aston/Veredus Select Growth(a)                  107                 392                N/A                  N/A
Aston/Optimum Mid Cap                            96                 300                520                1,155
Aston/TAMRO Small Cap(a)                        107                 358                628                1,399
Aston/Veredus Aggressive Growth                 116                 362                628                1,386
Aston/ABN AMRO Real Estate(a)                   114                 371                648                1,437
Aston Balanced                                   86                 268                N/A                  N/A
Aston/Montag & Caldwell Balanced                 93                 290                504                1,120
Aston/TCH Fixed Income(a)                        50                 203                369                  851
Aston/TCH Investment Grade Bond(a)               65                 250                451                1,030
Aston/ABN AMRO High Yield Bond(a)                56                 286                535                1,248



(a)  Includes one year of capped expenses in each period.

Other Investment Strategies


The investment policies of Aston/Optimum Mid Cap Fund, Aston/ABN AMRO Real Estate Fund, Aston/TAMRO Small Cap Fund, Aston/TCH Fixed Income Fund, Aston/TCH Investment Grade Bond Fund, and Aston/ABN AMRO High Yield Bond Fund relating to the type of securities in which 80% of each Fund's assets must be invested may be changed by the Board of Trustees without shareholder approval. Shareholders will, however, receive at least 60 days' notice of such changes.


In addition to the principal investment strategies described in the Fund summaries, there may be times when the Funds use secondary investment strategies in seeking to achieve investment objectives. These strategies may involve additional risks and apply to each Fund unless otherwise indicated. Please see page 27 for investment strategies applicable to each Fund and page 28 for definitions of investment terms.

ADRS/EDRS/GDRS

The Funds may invest in foreign securities in the form of depositary receipts and/or securities traded directly on U.S. exchanges. Depositary receipts represent ownership of securities in foreign companies and are held in banks and trust companies. They can include American Depositary Receipts (ADRs), which are traded on U.S. exchanges and are U.S. dollar-denominated, European Depositary Receipts (EDRs), which are traded on European exchanges and may not be denominated in the same currency as the security they represent, and Global Depositary Receipts (GDRs), which are issued globally and evidence a similar ownership arrangement.

Although ADRs, EDRs and GDRs do not eliminate the risks inherent in investing in the securities of foreign issuers, which include market, political, currency and regulatory risk, by investing in ADRs, EDRs or GDRs rather than directly in securities of foreign issuers, a Fund may avoid currency risks during the settlement period for purchases or sales. In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, in which standards are more uniform and more exacting than those to which many foreign issuers may be subject. The Funds may invest in ADRs sponsored or unsponsored by the issuer of the underlying security. In the case of an unsponsored ADR, the Funds may bear higher expenses and encounter greater difficulty in receiving shareholder communications than they would have with a sponsored ADR.

ASSET-BACKED SECURITIES

Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset-backed security. Asset-backed securities may take the form of notes or pass through certificates. Asset-backed securities have prepayment risks.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

CMOs are fixed income securities secured by mortgage loans and other mortgage-backed securities. CMOs carry general fixed income securities risks and risks associated with mortgage-backed securities.

COMMERCIAL PAPER

Commercial paper are short-term fixed income securities issued by banks, corporations and other borrowers. There is the risk that the issuer of the commercial paper will not be able to make principal and/or interest payments.

COMMON STOCKS

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings may influence the value of its common stock.

CONVERTIBLE SECURITIES

Convertible securities are fixed income or equity securities that pay interest or dividends and that may be exchanged on certain terms into common stock of the same corporation.

Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. There is the risk that the issuer of the security will not be able to make principal and/or interest payments as well as the risk that the holder of the security may not take advantage of the convertible features in the appropriate time frame.

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans made to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities.

Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

DEBENTURES

Debentures are bonds or promissory notes that are secured by the general credit of the issuer, but not secured by specific assets of the issuer. There is the risk that the issuer of the security will not be able to make principal and/or interest payments.

DEFENSIVE STRATEGY

There may be times when a Fund takes temporary positions that may not achieve its investment objective or follow its principal investment strategies for defensive reasons. This includes investing all or a portion of its total assets in cash or cash equivalents, such as money market securities and repurchase agreements. Although a Fund would do this in seeking to avoid losses, following a defensive strategy could reduce the benefit from any market upswings.

DEMAND INSTRUMENTS

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Funds treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

DERIVATIVES

The Funds may engage in derivatives for hedging purposes, to maintain liquidity or in anticipation of changes in portfolio composition. The Funds will not engage in derivative investments purely for speculative purposes. Derivatives have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives include options, futures, forward contracts, swaps and related products.

Hedging involves using derivatives to offset a potential loss in one position by establishing an interest in an opposite position. Any loss generated by the derivative should be offset by gains in the hedged investment. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. A Fund may realize a loss if interest rates, security prices or indices move in the opposite direction than the portfolio manager anticipates.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields. The Equity Funds may invest in fixed income securities to offset the volatility of the stock market. Fixed income securities provide a stable flow of income for a Fund.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

OTHER INVESTMENT COMPANIES

The Funds may invest in securities of other investment companies, including exchange-traded funds (ETFs) and closed-end funds. An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. The risks of investment in other investment companies typically reflect the risk of the types of securities in which the funds invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their net asset value per share. When a Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company's fees and expenses as well as their share of the Fund's fees and expenses.

PREFERRED STOCKS

Preferred stocks are stocks that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company's assets, but are subordinate to the claims of all creditors.

REPURCHASE AGREEMENTS

Repurchase agreements, or repos, are transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, a Fund may incur a loss if the value of the security should decline, as well as any disposition costs in liquidating the security.

RULE 144A SECURITIES

Rule 144A securities are restricted securities that can be sold to qualified institutional buyers under the Securities Act of 1933. Investing in Rule 144A securities may increase the illiquidity of a Fund's investments in the event that an adequate trading market does not exist for these securities. To the extent there is an adequate trading market for lower-rated securities, Rule 144A securities generally are not subject to an increase in illiquidity.

U.S. GOVERNMENT SECURITIES


These are fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the U.S. Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy. This guarantee, however, does not extend to the market price for such securities which can fluctuate.

OTHER INVESTMENT STRATEGIES



                                                              Commercial
                                              Below           Paper and
                                  Asset/    Investment        Securities
                         ADRs/   Mortgage     Grade            of Other                Corporate
                         EDRs/    Backed   (High Yield)       Investment  Convertible    Debt                  Defensive   Demand
FUND                     GDRs   Securities  Securities  CMOs  Companies   Securities   Securities  Debentures  Strategy  Instruments
Aston/ABN AMRO Growth     X                                       X          XP            X           X          X
Aston/Montag &
Caldwell Growth           X                                       X          XP            X           X          X
Aston Value               X                                       X          X                                    X
Aston/Veredus Select
Growth                    X                                       X          X                         X          X
Aston/Optimum Mid Cap     X                                       X          XP            X           X          X
Aston/TAMRO Small Cap     X                     X                 X          X                                    X
Aston/Veredus
Aggressive Growth         X                                       X          X                         X          X
Aston/ABN AMRO Real
Estate                    X                                       X
Aston Balanced            X         XP          X         X       X          XP            XP          XP         X
Aston/Montag &
Caldwell Balanced         X         XP                    X       X          XP            XP          X          X
Aston/TCH Fixed Income              XP          X         X       X          X             XP          XP         X
Aston/TCH Investment
Grade Bond                          XP                    X       X          X             XP          X          X          X
Aston/ABN AMRO High
Yield Bond                          X           XP                X          X             X           X          X          X


                           Derivatives
                         (e.g., Options,
                            Forwards,                  Fixed                                                                U.S.
                            Futures,      Equity       Income       Foreign    Preferred         Repurchase  Rule 144A   Government
                             Swaps)      Securities   Securities   Securities    Stocks   REIT   Agreements  Securities  Securities
FUND
Aston/ABN AMRO Growth          X             XP           X                       XP                 X           X
Aston/Montag &
Caldwell Growth                X             XP           X                       X                  X           X
Aston Value                    X             XP                         X         X         X        X           X
Aston/Veredus Select
Growth                         X             XP                                   X                  X           X
Aston/Optimum Mid Cap          X             XP           X             X         X                  X           X
Aston/TAMRO Small Cap          X             XP                         X         X         X        X           X
Aston/Veredus
Aggressive Growth              X             XP                                   X                  X           X
Aston/ABN AMRO Real
Estate                         X             XP                         X                   XP       X           X
Aston Balanced                 X             XP           XP            X         XP                 X           X           XP
Aston/Montag &
Caldwell Balanced              X             XP           XP                      X                  X           X           XP
Aston/TCH Fixed Income         X                          XP            X                            X           X           XP
Aston/TCH Investment
Grade Bond                     X                          XP            X                            X           X           XP
Aston/ABN AMRO High
Yield Bond                     X                          XP            X                            X           X



X = Investment strategy applicable to a Fund.
P = Components of a Fund's principal investment strategy.

PORTFOLIO HOLDINGS


A description of the policies and procedures with respect to the disclosure of each Fund's portfolio holdings is available in the SAI and on our Web site at
_________________.

Investment Terms

The following is a list of terms with definitions that you may find helpful as you read this prospectus.

ASSET-BACKED SECURITIES. Securities that represent a participation in, or are secured by and payable from, payments generated by credit cards, motor vehicle or trade receivables and the like.

BANK DEPOSITS. Cash, checks or drafts deposited in a financial institution for credit to a customer's account. Banks differentiate between demand deposits (checking accounts on which the customer may draw) and time deposits, which pay interest and have a specified maturity or require 30 days' notice before withdrawal.

BELOW INVESTMENT GRADE (HIGH YIELD) SECURITIES. Lower rated, higher yielding securities issued by corporations. They are generally rated below investment-grade (i.e., Ba1/BB+ and below) by national bond rating agencies or, if unrated, are judged by the Adviser to be of equivalent quality. They are considered speculative and are sometimes called "junk bonds."

BOTTOM-UP INVESTING. An investing approach in which securities are researched and chosen individually with less consideration given to economic or market cycles.

COMMERCIAL PAPER. Short-term fixed income securities issued by banks, corporations and other borrowers.

CORPORATE BONDS. Fixed income securities issued by corporations.

DEBENTURES. Bonds or promissory notes that are secured by the general credit of the issuer, but not secured by specific assets of the issuer.

DIVERSIFICATION. The practice of investing in a broad range of securities to reduce risk.

DURATION. A calculation of the average life of a bond (or portfolio of bonds) that is a useful measure of a bond's price sensitivity to interest rate changes. The higher the duration number, the greater the risk and reward potential of the bond.

EQUITY SECURITIES. Ownership interests in corporations and other entities, such as: common stocks, preferred stocks, convertible securities, rights and warrants.

EXPENSE RATIO. A fund's cost of doing business, expressed as a percentage of its net assets and disclosed in a prospectus.

FIXED INCOME SECURITIES. Bonds and other securities that are used by issuers to borrow money from investors. Typically, the issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at a specified time in the future (maturity).

GROWTH STYLE INVESTING. An investing approach that involves buying stocks of companies that are generally industry leaders with above-average, sustainable growth rates. Typically, growth stocks are the stocks of the fastest growing companies in the most rapidly growing sectors of the economy. Growth stock valuation levels (e.g., price-to-earnings ratio) will generally be higher than value stocks.

INVESTMENT OBJECTIVE. The goal that an investor and a mutual fund seek together. Examples include current income, long-term capital growth, etc.

ISSUER. The company, municipality or government agency that issues a security, such as a stock, bond or money market security.

LARGE-CAP STOCKS. Stocks issued by large companies. Unless otherwise defined by a fund manager or the Adviser, a large-cap company is defined as one with a market capitalization of $5 billion or more. Typically, large-cap companies are established, well-known companies; some may be multinationals.

LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX. An unmanaged index representing more than 5,000 taxable government, investment-grade corporate and mortgage-backed securities.


LEHMAN BROTHERS U.S. GOVERNMENT/CREDIT [BOND] INDEX. An unmanaged index that includes U.S. Government and investment-grade corporate securities with at least one year to maturity.

LEHMAN BROTHERS INTERMEDIATE U.S. AGGREGATE BOND INDEX. An unmanaged index generally representative of investment grade debt issues with maturities between three and ten years.

MANAGEMENT FEE. The amount that a mutual fund pays to the investment adviser for its services.

MARKET CAPITALIZATION. Value of a corporation or other entity as determined by the market price of its securities.

MERRILL LYNCH U.S. HIGH YIELD MASTER II INDEX. Unmanaged index that tracks the performance of below investment-grade U.S. Dollar-denominated corporate bonds issued in the U.S. domestic market.

MERRILL LYNCH U.S. HIGH YIELD MASTER II CONSTRAINED INDEX. Unmanaged index that tracks the performance of below investment-grade U.S. Dollar-denominated corporate bonds issued in the U.S. domestic market, where issuer allocation is limited to 2% of the index.

MID-CAP STOCKS. Stocks issued by mid-sized companies. Unless otherwise defined by a fund manager or the Adviser, a mid-cap company is defined as one with a market capitalization between $1.5 billion and $5 billion, which is similar to the range of the Standard & Poor's MidCap 400 Index (S&P 400).

MONEY MARKET SECURITIES. Short-term fixed income securities of federal and local governments, banks and corporations.

MORTGAGE-BACKED SECURITIES. Securities issued by governmental agencies, such as Ginnie Mae, Fannie Mae and the Federal Home Loan Mortgage Corporation (Freddie
Mac), or by private entities that represent collections (pools) of commercial and residential mortgages.

MSCI U.S. REIT INDEX. An unmanaged index that tracks the returns of REITs.

MUTUAL FUND. An investment company that stands ready to buy back its shares at their current net asset value. Most mutual funds continuously offer new shares to investors.

NET ASSET VALUE (NAV). The per share value of a mutual fund, found by subtracting the fund's liabilities from its assets and dividing by the number of shares outstanding. Mutual funds calculate their NAVs at least once a day.

NO-LOAD FUND. A mutual fund whose shares are sold without a sales charge and without a 12b-1 fee of more than 0.25% per year.

REIT. A publicly traded entity that invests in office buildings, apartment complexes, industrial facilities, shopping centers and other commercial spaces. Most REITs trade on major stock exchanges or over-the-counter.

REPURCHASE AGREEMENTS (REPOS). Transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day.

RISK/REWARD TRADE-OFF. The principle that an investment must offer higher potential returns as compensation for the likelihood of increased volatility.

RUSSELL 1000 INDEX. An unmanaged index which measures the performance of the 1,000 largest companies in the Russell 3000 Index (which contains the 3,000 largest stocks in the U.S. based on total market capitalization).

RUSSELL 1000 VALUE INDEX. An unmanaged index comprised of securities in the Russell 1000 Index. Companies in this index tend to exhibit lower price-to-book ratios and lower cost-to-growth values.

RUSSELL 2000 INDEX. An unmanaged index that contains the 2,000 smallest common stocks in the Russell 3000 Index (which contains the 3,000 largest stocks in the U.S. based on total market capitalization).

RUSSELL 2000 GROWTH INDEX. An unmanaged index comprised of securities in the Russell 2000 Index with a greater than average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios.

SMALL-CAP STOCKS. Stocks issued by smaller companies. Unless otherwise defined by a fund manager or the Adviser, a small-cap company is defined as one with a market capitalization of less than $1.5 billion, which approximates the size of the largest company in the Russell 2000 Index.

STANDARD & POOR'S (S&P) 500 INDEX. An unmanaged index of 500 widely traded industrial, transportation, financial and public utility stocks.

S&P 400 MID-CAP INDEX. An unmanaged market-value weighted index that consists of 400 domestic stocks chosen for market size, liquidity, and industry group representation.

TOP-DOWN INVESTING. An investing approach in which securities are chosen by looking at the industry or sector level based on market trends and/or economic forecasts.

TOTAL RETURN. A measure of a fund's performance that encompasses all elements of return: dividends, capital gains distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming investment of dividends and capital gains distributions, expressed as a percentage of the initial investment.


U.S. GOVERNMENT SECURITIES. Fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the U.S. Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy.


VALUE STYLE INVESTING. An investing approach that involves buying stocks that are out of favor and/or undervalued compared to their peers. Generally, value stock valuation levels are lower than growth stock valuation levels.

YANKEE BONDS. Dollar-denominated bonds issued in the U.S. by foreign banks and corporations.

YIELD. A measure of net income (dividends and interest) earned by the securities in the fund's portfolio, less the fund's expenses, during a specified period. A fund's yield is expressed as a percentage of the maximum offering price per share on a specified day.

ZERO-COUPON BONDS. Debt securities that do not pay interest at regular intervals and are issued at a discount from face value. The discount approximates the total amount of interest the bond will accrue from the date of issuance to maturity.

Management of the Funds


THE INVESTMENT ADVISER

ASTON ASSET MANAGEMENT LLC

Aston Asset Management LLC ("Aston" or "Adviser"), 161 N. Clark Street, 12th Floor, Chicago, Illinois 60601, is the investment adviser to the Funds. Aston, a majority owned subsidiary of Highbury Financial Inc., was formed for the purpose of acquiring the mutual fund business of ABN AMRO.

Aston was formed in April 2006 and has no operating history as of the date of this Prospectus. As of ____, 2006, Aston had approximately $____in assets under management as a result of the acquisition of ABN AMRO's mutual fund business.

Aston intends to manage the Funds by engaging one or more subadvisers to manage the day-to-day operations of the Funds.

GENERAL

As the investment adviser to the Funds, Aston is paid an annual management fee based on the average daily net assets of a Fund. Out of its fee, Aston pays the subadviser(s) of each Fund. The table on page 38 shows the management fees paid by each Fund to the previous adviser for the most recent fiscal year.

The investment advisory agreement with Aston may be terminated at any time by the Fund or Aston upon 60 days' written notice to the other party. A Fund may effect termination by an action of the Board of Trustees or by a vote of a majority of the Fund's outstanding voting securities.

A discussion regarding the Board's basis for approving the investment advisory and subadvisory agreements will be available in the shareholder report dated October 31, 2006.

THE SUBADVISERS

The accompanying information highlights each Fund's subadviser and its portfolio manager(s). Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds is available in the SAI.

ASTON BALANCED FUND (EQUITY PORTION)
ASTON/ABN AMRO GROWTH FUND
ASTON/ABN AMRO HIGH YIELD BOND FUND
ASTON/ABN AMRO REAL ESTATE FUND

("AAAM") ABN AMRO Asset Management, Inc., located at 161 N. Clark Street, 9th floor, Chicago, Illinois 60601, serves as the subadviser to the above funds.

As of __________, 2006, AAAM managed approximately $____ billion in assets, consisting primarily of institutional accounts, including insurance, pension and profit sharing accounts.

On January 1, 2006, ABN AMRO Asset Management (USA) LLC ("AAAM LLC") merged into AAAM. Prior to the merger, AAAM LLC was the subadviser to Aston Value Fund, Aston/ABN AMRO Real Estate Fund and Aston/ABN AMRO High Yield Bond Fund. As of the date of the merger, AAAM. assumed AAAM LLC's responsibilities under AAAM LLC's investment advisory agreements with those Funds and related subadvisory agreements and became the Funds' Adviser. Both entities are indirect and wholly-owned subsidiaries of ABN AMRO Holding N.V. and have substantially the same officers and directors.

ASTON BALANCED FUND (FIXED INCOME PORTION)
ASTON/TCH INVESTMENT GRADE BOND FUND
ASTON/TCH FIXED INCOME FUND

Taplin, Canida & Habacht, Inc. ("Taplin"), 1001 Brickell 1001 Brickell Bay Drive, Suite 2100 Miami, Florida 33131, was founded in 1985 and as of _____________, 2006 has approximately $___ billion in assets under management. Taplin provides investment management services to investment companies, high net worth individuals and institutional accounts.

ASTON/MONTAG & CALDWELL GROWTH FUND
ASTON/MONTAG & CALDWELL BALANCED FUND

Montag & Caldwell, Inc. ("Montag & Caldwell"), 3455 Peachtree Road NE Suite 1200, Atlanta, Georgia 30326, was founded in 1945 and is a wholly-owned subsidiary of ABN AMRO Asset Management Holdings, Inc. As of _____________, 2006, Montag & Caldwell managed approximately $____ billion in assets.

ASTON/VEREDUS SELECT GROWTH FUND
ASTON/VEREDUS AGGRESSIVE GROWTH FUND

Veredus Asset Management LLC ("Veredus"), 6060 Dutchmans Lane, Louisville, Kentucky 40205, was founded in 1998 and is partially owned by ABN AMRO Asset Management Holdings, Inc. As of __________, 2006, Veredus managed approximately $____ billion in assets.

ASTON/TAMRO SMALL CAP FUND

TAMRO Capital Partners LLC ("TAMRO"), 1660 Duke Street, Alexandria, Virginia 22314, was founded in 2000 and is a subsidiary of ABN AMRO Asset Management Holdings, Inc. As of _____________, 2006, TAMRO managed approximately $___ million in assets.

ASTON/OPTIMUM MID CAP FUND

Optimum Investment Advisors, LP ("Optimum") is located at 100 South Wacker Drive, Suite 2100, Chicago, Illinois 60606. As of ____________, 2006, Optimum managed more than $____ billion in assets for investment companies, institutional and high net-worth clients. Optimum's general partner, Optimum Investment Group, Ltd, 100 South Wacker Drive, Suite 2100, Chicago, IL 60606, is a registered investment adviser.


ASTON VALUE FUND

MFS Institutional Advisors, Inc. ("MFSI"), 500 Boylston Street, Boston, Massachusetts 02116, is a wholly owned subsidiary of Massachusetts Financial Services Company ("MFS"). MFS, a Delaware corporation, is a majority owned subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., 500 Boylston Street, Boston Massachusetts 02116, which is in turn a wholly owned subsidiary of Sun Life Assurance Company of Canada-U.S. Operations Holdings, Inc., One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Sun Life Assurance Company of Canada-U.S. Operations Holdings, Inc. is a wholly owned subsidiary of Sun Life Financial Corp., 150 King Street West, 14th Floor, Toronto, Canada M5H IJ9, which in turn is a wholly owned subsidiary of Sun Life Financial at the same address. As of ______________, 2006, MFSI managed approximately $____ billion in assets.

PORTFOLIO MANAGERS

     FUND NAME                                 PORTFOLIO MANAGER(S)                                     INVESTMENT EXPERIENCE
Aston Balanced Fund (equity portion)        Bernard F. Myszkowski, CFA          Portfolio Manager of the Fund since September 1999;
                                                                                Executive Vice President and Chief Equity Officer;
                                                                                associated with AAAM and its affiliates and
                                                                                predecessors since 1969. He has been a member of the
                                                                                Equity Investment Committee since 1993, and a
                                                                                manager of balanced and common stock portfolios for
                                                                                institutional and private family accounts since
                                                                                1973. Mr. Myszkowski received an MBA from
                                                                                Northwestern University in 1971.

                                            Fred Senft, Jr., CFA                Portfolio Manager of the Fund since February 2005;
                                                                                Senior Managing Director; associated with AAAM and
                                                                                its predecessors and/or affiliates since 1992 as a
                                                                                Fixed Income Portfolio Manager. Mr. Senft is also a
                                                                                senior member of the firm's investment strategy team
                                                                                and manages fixed income separate accounts and
                                                                                oversees the firm's investment grade credit research
                                                                                and trading efforts. Mr. Senft's previous experience
                                                                                includes positions as an investment manager for
                                                                                Shand Morahan & Co., where he managed a
                                                                                Treasury/Mortgage arbitrage portfolio. Prior to
                                                                                that, Mr. Senft was a corporate and mortgage analyst
                                                                                with Benefit Trust Life Insurance Company. He holds
                                                                                a BS from Lake Forest College and is a member of the
                                                                                Investment Analyst Society of Chicago.

Aston/ABN AMRO Growth Fund                  Bernard F. Myszkowski, CFA          Portfolio Manager of the Fund since September 1999.
                                                                                Please see above.

                                            Richard S. Drake, CFA               Portfolio Manager of the Fund since February 2000;
                                                                                Senior Managing Director, Director of Equity
                                                                                Research and Portfolio Manager; associated with AAAM
                                                                                and its affiliates and predecessors since January
                                                                                2000. Mr. Drake began his investment career in 1983;
                                                                                he previously held a senior investment management
                                                                                position with Duff & Phelps Investment Management,
                                                                                Inc. from 1995-1999. Mr. Drake received his MBA from
                                                                                Northwestern University.

Aston/ABN AMRO High Yield Bond Fund         Todd J. Youngberg, CFA              Co-Portfolio Manager of Aston/ABN AMRO High Yield
                                                                                Bond Fund since the Fund's inception and Managing
                                                                                Director of AAAM. He joined AAAM in 1998 to
                                                                                spearhead the high yield products. Mr. Youngberg
                                                                                heads the ABN AMRO Global High Yield Committee and
                                                                                shares responsibility for determining overall
                                                                                strategy, security selection and the day-to-day
                                                                                management of the Fund. Before joining AAAM, he was
                                                                                employed with AmerUs Capital Management in Des
                                                                                Moines, Iowa for over nine years where he managed
                                                                                high yield portfolios after spending time as a high
                                                                                yield/credit analyst. Mr. Youngberg received a
                                                                                Bachelor of Arts in business from Central College in
                                                                                Pella, Iowa and his MBA from Drake University. He is
                                                                                a member of the CFA Institute.

                                            Charles Ullerich, CFA               Co-Portfolio Manager of Aston/ABN AMRO High Yield
                                                                                Bond Fund since the Fund's inception and Vice
                                                                                President of AAAM. Mr. Ullerich joined the AAAM in
                                                                                2001 and specializes in the telecommunications,
                                                                                media, technology, and gaming sectors in addition to
                                                                                his co-portfolio manager responsibilities. Mr.
                                                                                Ullerich is a member of the ABN AMRO Global High
                                                                                Yield Committee and shares responsibility for
                                                                                determining strategy, security selection, and
                                                                                day-to-day management of the Fund. Previous to
                                                                                working at AAAM, Mr. Ullerich was employed with ING
                                                                                Pilgrim Securities as a portfolio manager and senior
                                                                                analyst for the total return high yield funds. Mr.
                                                                                Ullerich has a Bachelor of Science from Arizona
                                                                                State University. Mr. Ullerich is a Certified
                                                                                Internal Auditor.

Aston/ABN AMRO Real Estate Fund             Nancy J. Holland, CPA               Co-Portfolio Manager since the Fund's inception;
                                                                                Senior Managing Director of AAAM. Ms. Holland has
                                                                                been associated with AAAM and its predecessor since
                                                                                January 1997. Prior to joining AAAM, Ms. Holland was
                                                                                a real estate analyst with Edward Jones from January
                                                                                1995 - December 1996. Ms. Holland holds a BS in
                                                                                Accounting from Saint Louis University.

                                            Joseph Pavnica                      Co-Portfolio Manager since October 2005. Mr. Pavnica
                                                                                joined the property team of AAAM in March 2001 and
                                                                                was employed by its predecessor firm from 1997-2001.
                                                                                During his tenure, Mr. Pavnica has been

                                                                                responsible for analyzing and providing investment
                                                                                recommendations for various property sectors
                                                                                including: retail, multi-family, hotels, industrial,
                                                                                and self-storage. Mr. Pavnica received his BS in
                                                                                Accounting from St. Joseph's College and his MBA
                                                                                from Indiana University Northwest.

Aston/TCH Fixed Income Fund                 Tere Alvarez Canida, CFA            Co-Portfolio Manager of each Fund since ___, 2006
                                                                                and President and Managing Principal of Taplin. Ms.
Aston/TCH Investment Grade Bond Fund                                            Canida has over 28 years of investment experience.
                                                                                She previously served as Vice President and Senior
Aston Balanced Fund (Fixed Income Portion)                                      Investment Officer of Southeast Bank. She received
                                                                                her B.S. from Georgetown University in 1975, and her
                                                                                M.B.A. from The George Washington University in
                                                                                1976. She became a Chartered Financial Analyst in
                                                                                1983.

                                            Alan M. Habacht                     Co-Portfolio Manager of each Fund since ___, 2006
                                                                                and Principal of Taplin. Mr. Habacht has over 37
                                                                                years of investment experience. Before joining
                                                                                Taplin, he served as Senior Vice President and
                                                                                portfolio manger for INVESCO Capital Management. He
                                                                                also served as a security analyst for Weiss, Peck &
                                                                                Greer, Alliance Capital Management, and Bache &
                                                                                Company. He received his B.A. in finance from Boston
                                                                                University in 1968.

                                            William J. Canida, CFA              Co-Portfolio Manager of each Fund since ___, 2006
                                                                                and Principal of Taplin. Mr. Canida has over 30
                                                                                years of investment experience. Prior to joining
                                                                                Taplin, he served as President and Senior Investment
                                                                                Officer for Harris Trust Company of Florida. He also
                                                                                was Vice President and Treasurer of AmeriFirst
                                                                                Florida Trust Company and Southeast Bank. Mr. Canida
                                                                                received his B.A. in 1973 and his M.B.A. in 1975,
                                                                                both from Indiana University. He has also attended
                                                                                the National Graduate Trust School of Northwestern
                                                                                University, and became a Chartered Financial Analyst
                                                                                in 1982.

Aston/Montag & Caldwell Growth Fund         Ronald E. Canakaris, CIC, CFA       Portfolio Manager since the Funds' inceptions in
                                                                                1994; President, Chief Executive Officer and Chief
Aston/Montag & Caldwell Balanced Fund                                           Investment Officer of Montag & Caldwell. He has been
                                                                                with the firm since 1972 and is responsible for
                                                                                developing the firm's investment process. He has a
                                                                                BS and BA from the University of Florida.

Aston/Veredus Aggressive Growth Fund        B. Anthony Weber                    Portfolio Manager since the Fund's inception in
                                                                                1998; President and Chief Investment Officer of
                                                                                Veredus. He is responsible for the day-to-day
                                                                                management of the Fund. Mr. Weber was President and
                                                                                Senior Portfolio Manager of SMC Capital, Inc. from
                                                                                1993-1998. He has 24 years of investment management
                                                                                experience. He received a BA from Centre College of
                                                                                Kentucky.

                                            Charles P. McCurdy, Jr., CFA        Portfolio Manager of the Fund since February 2000;
                                                                                Executive Vice President of Veredus since 1998.
                                                                                Formerly Director of Research at SMC Capital, Inc.
                                                                                from 1994-1998. Prior employment also includes
                                                                                Stock Yards Bank and Trust and Citizens Fidelity
                                                                                Capital Management. He received his BS from the
                                                                                University of Louisville in 1984.

Aston/Veredus Select Growth Fund            B. Anthony Weber                    Portfolio Manager of the Fund since September 21,
                                                                                2002. Please see above.

                                            Charles P. McCurdy, Jr., CFA        Portfolio Manager of the Fund since September 21,
                                                                                2002. Please see above.

                                            Charles F. Mercer, Jr., CFA         Portfolio Manager of the Fund since the Fund's
                                                                                inception in December 2001; Vice President and
                                                                                Director of Research of Veredus since June 1998.
                                                                                Prior experience includes: research analyst at SMC
                                                                                Capital Inc. from 1996 to 1998. Mr. Mercer has a BA
                                                                                from Vanderbilt University.

ABN AMRO/TAMRO Small Cap Fund               Philip D. Tasho, CFA                Portfolio Manager since the Fund's inception in
                                                                                November 2000; President and Chief Investment
                                                                                Officer of TAMRO; Vice President of AAAM. He is
                                                                                responsible for the day-to-day management of the
                                                                                Fund. Most recently, Mr. Tasho served as Chief
                                                                                Executive Officer and Chief Investment Officer of
                                                                                Riggs Investment Management Corp. (RIMCO), from 1995
                                                                                to 2000. He began his investment management career
                                                                                in 1980. He received his MBA from George Washington
                                                                                University.

Aston/Optimum Mid Cap Fund                      Thyra E. Zerhusen               Portfolio Manager of the Fund since May 1999; Ms.
                                                                                Zerhusen joined the investment team of Optimum
                                                                                Investment Advisors, LLC in October 2003. From April
                                                                                1999 to September 2003 she was on the investment
                                                                                team of Talon Asset Management and from 1993 to 1999
                                                                                she was Senior Vice President and Principal at the
                                                                                Burridge Group. She

                                                                                has a Diplom Ingenieur from the Swiss Federal
                                                                                Institute of Technology and an MA in Economics from
                                                                                the University of Illinois.

Aston Value Fund                            Nevin P. Chitkara                   Portfolio Manager of the Fund as of May 2006; Vice
                                                                                President for MFSI. Mr. Chitkara participates in the
                                                                                research process and strategy discussions, maintains
                                                                                overall responsibility for portfolio construction,
                                                                                final buy and sell decisions and risk management.
                                                                                Mr. Chitkara joined the subadviser in 1997 as an
                                                                                Equity Research Analyst. He holds an MBA from the
                                                                                MIT Sloan School of Management and a BS in Business
                                                                                Administration from Boston University.

                                            Steven R. Gorham, CFA               Portfolio Manager of the Fund since January 2002;
                                                                                Senior Vice President for the subadviser. Mr. Gorham
                                                                                participates in the research process and strategy
                                                                                discussions, maintains overall responsibility for
                                                                                portfolio construction, final buy and sell decisions
                                                                                and risk management. Mr. Gorham joined the
                                                                                subadviser in 1989 and became an Equity Research
                                                                                Analyst in 1992. From 1995 and 2000, he worked as an
                                                                                international analyst. Mr. Gorham's affiliations
                                                                                include CFA Institute and Boston Security Analysts
                                                                                Society, Inc. He holds an MBA from Boston College
                                                                                and a BS from the University of New Hampshire.


Additional information about the portfolio managers' compensation, other accounts managed by the portfolio manager and the portfolio managers' ownership of securities in the Funds is available in the SAI.

Management Fees


                                           MANAGEMENT FEE PAID FOR FISCAL YEAR
            FUND NAME                               ENDED 10/31/05(a)
Aston Balanced Fund                                       N/A(e)
Aston Value Fund                                          0.58%(b)(c)
Aston/Veredus Select Growth Fund                          N/A(f)
Aston/ABN AMRO Growth Fund                                0.70%
Aston/ABN AMRO High Yield Bond Fund                       0.00%(b)
Aston/ABN AMRO Real Estate Fund                           0.92%(b)(d)
Aston/Montag & Caldwell Balanced Fund                     0.75%
Aston/Montag & Caldwell Growth Fund                       0.65%

Aston/Optimum Mid Cap Fund                                0.74%


Aston/TAMRO Small Cap Value Fund                          0.79%(b)(g)
Aston/TCH Fixed Income Fund                               0.34%(b)
Aston/TCH Investment Grade Bond Fund                      0.29%(b)
Aston/Veredus Aggressive Growth Fund                      1.00%

----------

(a) For the fiscal year ended October 31, 2005, the following ABN AMRO entities served as investment adviser to each Fund: ABN AMRO Asset Management, Inc., Montag & Caldwell, Inc., TAMRO Capital Partners, LLC, and Veredus Asset Management LLC.

(b) Taking into account fee waivers then in effect.

(c) The Fund commenced investment operations on September 30, 2005.

(d) The Fund's expenses were estimated for the period ending on October 31, 2005.

(e) As of June 30, 2006, the Fund's Class I shares had not commenced operations.

(f) The Fund commenced investment operations on June __, 2006.

(g) The Fund's Class I shares commenced investment operations on January 4,
    2005.

Shareholder Information

OPENING AN ACCOUNT

o    Read this prospectus carefully.


o Determine how much you want to invest. The minimum initial investment requirements for Class I shares of each Fund are as follows:

     o    Aston/ABN AMRO Growth Fund: $5 million

     o    Aston/Montag & Caldwell Growth Fund: $5 million

     o    Aston Value Fund: $2 million

     o    Aston/Veredus Select Growth Fund: $2 million

     o    Aston/Optimum Mid Cap Fund: $2 million

     o    Aston/TAMRO Small Cap Fund: $2 million

     o    Aston/Veredus Aggressive Growth Fund: $2 million

     o    Aston/ABN AMRO Real Estate Fund: $2 million

     o    Aston Balanced Fund: $5 million

     o    Aston/Montag & Caldwell Balanced Fund: $1 million

     o    Aston/TCH Fixed Income Fund: $2 million

     o    Aston/TCH Investment Grade Bond Fund: $1 million

     o    Aston/ABN AMRO High Yield Bond Fund: $1 million


o Balances can be aggregated to meet the minimum initial investment requirements for the accounts of:

     o    clients of a financial consultant

     o immediate family members (i.e., a person's spouse, parents, children, siblings and in-laws)

     o    a corporation or other legal entity

o    Minimum initial investment requirements may be waived:


     o for affiliates, Trustees and employees of the Adviser or their affiliated companies with a "letter of intent." This letter would explain how the investor/financial consultant would purchase shares over a Board-approved specified period of time to meet the minimum investment requirement.


o Purchase, exchange and redemption requests received and processed before 4:00 ET receive that business day's closing NAV. Trades received and processed after 4:00 ET receive the following business day's NAV.

o Complete the account application and carefully follow the instructions. If you have any questions, please call 800 992-8151. Remember to complete the "Purchase, Exchange and Redemption Authorization" section of the account application to establish your account privileges and to avoid any delay and inconvenience of having to request these in writing at a later date.

o    Make your initial investment using the following table as a guideline.

o All account openings and subsequent investment requests must be in "good order."


BUY, EXCHANGE AND SELL REQUESTS ARE IN "GOOD ORDER" WHEN

o    The account number and Fund name are included.

o    The amount of the transaction is specified in dollars or shares.

o Signatures of all owners appear exactly as they are registered on the account in original form, as photocopies are not acceptable.

o    Any required Medallion Signature Guarantees are included.


o Other supporting legal documents (as necessary) are present, including such requirements for written requests as described on page 44.

                                                                                          TO ADD TO AN ACCOUNT
BUYING SHARES                                TO OPEN AN ACCOUNT                           NO MINIMUM FOR SUBSEQUENT INVESTMENTS)
--------------------------                   ----------------------------------------     ------------------------------------------
BY MAIL                                      o    Complete and sign your application.     o    Return the investment slip from a
                                                                                               statement with your check in the
ASTON FUNDS                                  o    Make your check payable to Aston             envelope provided and mail to us at
P.O. BOX 9765                                     Funds and mail to us at the address          the address at the left.
PROVIDENCE, RI  02940                             at the left.

OVERNIGHT DELIVERY                           o    We accept checks, bank drafts, money    o    We accept checks, bank drafts, money
                                                  orders, wires and ACH for purchases.         orders, wires and ACH for purchases
ASTON FUNDS                                       Checks must be drawn on U.S. banks to        (see "Other Features" on page 45).
101 SABIN STREET                                  avoid any fees or delays in                  Checks must be drawn on U.S. banks.
PAWTUCKET, RI 02860                               processing.                                  There is a minimum $20 charge for
                                                                                               returned checks.
                                             o    We do not accept travelers,
                                                  temporary, post-dated, credit card
                                                  courtesy, second or third party         o    Give the following wire/ACH
                                                  checks (which are checks made payable        information to your bank: Mellon
                                                  to someone other than the Funds).            Trust of New England
                                                                                               ABA #01-10-01234
                                                                                               For: Aston Funds
                                                                                               A/C 140414
                                                                                               FBO "Aston Fund Number"
                                                                                               "Your Account Number"

                                                                                               Include your name, account number,
                                                                                               taxpayer identification number or
                                                                                               social security number, address and
                                                                                               the Fund(s) you wish to purchase in
                                                                                               the wire instructions.

                                                                                          o    We do not accept travelers,
                                                                                               temporary, post-dated, credit card
                                                                                               courtesy, second or third party
                                                                                               checks (which are checks made payable
                                                                                               to someone other than the Funds).

                                                                                          o    For your protection, our current
                                                                                               internet capabilities allow you to
                                                                                               check balances and transfer monies
                                                                                               only between Funds. Please contact us
                                                                                               via mail with a signed letter of
                                                                                               instruction for all other changes to
                                                                                               your account.

                                                                                          TO ADD TO AN ACCOUNT
BUYING SHARES                                TO OPEN AN ACCOUNT                           NO MINIMUM FOR SUBSEQUENT INVESTMENTS)
--------------------------                   ----------------------------------------     ------------------------------------------
BY PHONE                                     o    Obtain a Fund and account number by     o    Verify that your bank or credit union
                                                  calling Aston Funds at the number at         is a member of the ACH.
800 992-8151                                      the left.
                                                                                          o    To place your request with an
                                             o    Instruct your bank (who may charge a         Investor Services Associate, call
                                                  fee) to wire or ACH the amount of            between 9 a.m. and 7 p.m. ET, Monday
                                                  your investment.                             -- Friday.

                                             o    Give the following wire/ACH             o    You should complete the "Bank Account
                                                  information to your bank:                    Information" section on your account
                                                                                               application.
                                             o    Mellon Trust of New England
                                                  ABA #01-10-01234                        o    When you are ready to add to your
                                                  For: Aston Funds                             account, call Aston Funds and tell
                                                  A/C 140414                                   the representative the Fund name,
                                                  FBO "Aston Fund Number"                      account number, the name(s) in which
                                                  "Your Account Number"                        the account is registered and the
                                                                                               amount of your investment.
                                             o    Return your completed and signed
                                                  application to:                         o    Instruct your bank (who may charge a
                                                                                               fee) to wire or ACH the amount of
                                             o    Aston Funds                                  your investment.
                                                  P.O. Box 9765
                                                  Providence, RI 02940                    o    Give the following wire/ACH
                                                                                               information to your bank:
                                                                                               Mellon Trust of New England
                                                                                               ABA #01-10-01234
                                                                                               For: Aston Funds
                                                                                               A/C 140414
                                                                                               FBO "Aston Fund Number"
                                                                                               "Your Account Number"

                                                                                               Include your name, account number,
                                                                                               taxpayer identification number or
                                                                                               social security number, address and
                                                                                               the Fund(s) you wish to purchase in
                                                                                               the wire instructions.

------------------------------------------------------------------------------------------------------------------------------------

BY INTERNET                                  o    Download the appropriate account        o    Verify that your bank or credit union
                                                  application(s) from our Web site.            is a member of the ACH.
                                             o    Complete and sign the application(s).   o    Complete the "Purchase, Exchange and
_________________________                         Make your check payable to Aston             Redemption Authorization" section of
                                                  Funds and mail it to the address             your account application.
                                                  under "By Mail" above.
                                                                                          o    Obtain a Personal Identification
                                                                                               Number (PIN) from Aston Funds for use
                                                                                               on Aston Funds' Web site if you have
                                                                                               not already done so. To obtain a PIN,
                                                                                               please call 800 992-8151.

                                                                                          o    When you are ready to add to your
                                                                                               account, access your account through
                                                                                               Aston Funds' Web site and enter your
                                                                                               purchase instructions in the highly
                                                                                               secure area for shareholders only
                                                                                               called "Account Access." ACH
                                                                                               purchases on the Internet may take 3
                                                                                               to 4 business days.

EXCHANGING SHARES



After you have opened an account with us, you can exchange your shares within Aston Funds to meet your changing investment goals or other needs. This privilege is not designed for frequent trading (which may subject you to a redemption fee) and may be difficult to implement in times of drastic market changes.

HOW DOES AN EXCHANGE TAKE PLACE?

When you exchange your shares, you authorize the sale of your shares in one Fund to purchase shares of another Fund. In other words, you are requesting a sale and then a purchase. The exchange of your shares may be a taxable event for you if the shares are not held in a tax deferred account and may subject you to a redemption fee.

You can exchange shares from one Aston Fund to another within the same class of shares.

(For example, from Aston/ABN AMRO Growth Fund's Class I shares to Aston Balanced Fund Class I shares.) All exchanges to open new fund accounts must meet the minimum initial investment requirements. Exchanges may be made by mail, through the Internet or by phone at 800 992-8151 if you chose this option when you opened your account. For federal income tax purposes, in non-retirement accounts, each exchange into a different Fund is treated as a sale and a new purchase.


The Funds reserve the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders. All exchange requests must be in "good order."

SELLING/REDEEMING SHARES


Once you have opened an account with us, you can sell your shares to meet your changing investment goals or other needs. The following table shows guidelines for selling shares.



SELLING SHARES                               DESIGNED FOR...                              TO SELL SOME OR ALL OF YOUR SHARES...
--------------------------                   ----------------------------------------     ------------------------------------------
BY MAIL                                      o    Accounts of any type                    o    Write and sign a letter of
                                                                                               instruction indicating the Fund name,
ASTON FUNDS                                  o    Sales or redemptions of any size             Fund number, your account number, the
P.O. BOX 9765                                                                                  name(s) in which the account is
PROVIDENCE, RI 02940                         o    (For redemptions over $50,000, please        registered and the dollar value or
                                                  see Medallion Signature Guarantee on         number of shares you wish to sell.
OVERNIGHT DELIVERY                                the next page)
                                                                                          o    Include all signatures and any
ASTON FUNDS                                                                                    additional documents that may be
101 SABIN STREET                                                                               required (see "Selling Shares in
PAWTUCKET, RI 02860                                                                            Writing" on page 44). Signatures must
                                                                                               be in original form, as photocopies
                                                                                               are not accepted.


                                                                                          o    Mail to us at the address at the
                                                                                               left.

                                                                                          o    A check will be mailed to the name(s)
                                                                                               and address in which the account is
                                                                                               registered. If you would like the
                                                                                               check mailed to a different address,
                                                                                               you must write a letter of
                                                                                               instruction and have it Medallion
                                                                                               Signature Guaranteed.

                                                                                          o    Proceeds may also be sent by wire or
                                                                                               ACH (see "Other Features" on page
                                                                                               45).

------------------------------------------------------------------------------------------------------------------------------------

BY PHONE                                     o    Non-retirement accounts                 o    For automated service 24 hours a day
                                                                                               using your touch-tone phone, call us
800 992-8151                                 o    Sales of up to $50,000 (for accounts         at the number to the left.
                                                  with telephone account privileges)
                                                                                          o    To place your request with an
                                                                                               Investor Services Associate, call
                                                                                               between 9 a.m. and 7 p.m. ET, Monday
                                                                                               - Friday.


                                                                                          o    A check will be mailed to the name(s)
                                                                                               and address in which the account is
                                                                                               registered. If you would like the
                                                                                               check mailed to a different address,
                                                                                               you must write a letter of
                                                                                               instruction and have it Medallion
                                                                                               Signature Guaranteed.

                                                                                          o    Proceeds may also be sent by wire or
                                                                                               ACH (see "Other Features" on page
                                                                                               45).

                                                                                          o    The Funds reserve the right to refuse
                                                                                               any telephone sales request and may
                                                                                               modify the procedures at any time.
                                                                                               The Funds make reasonable attempts to
                                                                                               verify that telephone instructions
                                                                                               are genuine, but you are responsible
                                                                                               for any loss that you may incur from
                                                                                               telephone requests.

SELLING SHARES                               DESIGNED FOR...                              TO SELL SOME OR ALL OF YOUR SHARES...
--------------------------                   ----------------------------------------     ------------------------------------------
BY INTERNET                                  o    Non-retirement accounts                 o    Complete the "Purchase, Exchange and
                                                                                               Redemption Authorization" section of
____________________                                                                           your account application.



                                                                                          o    Obtain a Personal Identification
                                                                                               Number (PIN) from Aston Funds (800
                                                                                               992-8151) for use on Aston Funds' Web
                                                                                               site if you have not already done so.


                                                                                          o    When you are ready to redeem a
                                                                                               portion of your account, access your
                                                                                               account through Aston Funds' Web site
                                                                                               and enter your redemption
                                                                                               instructions in the highly secure
                                                                                               area for shareholders only called
                                                                                               "Account Access." A check for the
                                                                                               proceeds will be mailed to you at the
                                                                                               address of record.

                                                                                          o    Proceeds may also be sent by wire or
                                                                                               ACH (see "Other Features" on page
                                                                                               45).


SELLING SHARES IN WRITING

In certain circumstances, you must make your request to sell shares in writing. You may need to include a Medallion Signature Guarantee (which protects you against fraudulent orders) and additional items with your request, as shown in the table below.

WE REQUIRE MEDALLION SIGNATURE GUARANTEES IF:

o    your address of record has changed within the past 30 days


o you are selling more than $50,000 worth of shares (except for Aston/Montag & Caldwell Growth Fund and Aston/Montag & Caldwell Balanced Fund)


o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or other than wire or ACH sent to the bank account of the registered owner(s)

WHAT IS A MEDALLION SIGNATURE GUARANTEE?

A Medallion Signature Guarantee verifies the authenticity of your signature and may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a Medallion Program recognized by the Securities Transfer Association.

Medallion Signature Guarantees help ensure that major transactions or changes to your account are in fact authorized by you. For example, we require a Medallion Signature Guarantee on written redemption requests for more than $50,000. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

A NOTARY PUBLIC STAMP OR SEAL CANNOT BE SUBSTITUTED FOR A MEDALLION SIGNATURE GUARANTEE.


SELLER                                                                           REQUIREMENTS FOR WRITTEN REQUESTS

Owners of individual, joint, sole proprietorship, UGMA/UTMA,                     o   Letter of instruction
or general partner accounts

                                                                                 o   On the letter, the signatures and titles of
                                                                                     all persons authorized to sign for the
                                                                                     account, exactly as the account is
                                                                                     registered, must be in original form, as
                                                                                     photocopies are not accepted

                                                                                 o   MEDALLION SIGNATURE GUARANTEE, if applicable
                                                                                     (see previous page for more details)

Owners of corporate or association accounts                                      o   Letter of instruction


                                                                                 o   Corporate resolution certified within the
                                                                                     past 12 months

                                                                                 o   On the letter, the signatures and titles of
                                                                                     all persons authorized to sign for the
                                                                                     account, exactly as the account is
                                                                                     registered, must be in original form, as
                                                                                     photocopies are not accepted

                                                                                 o   MEDALLION SIGNATURE GUARANTEE, if applicable
                                                                                     (see previous page for more details)

Owners or trustees of trust accounts                                             o   Letter of instruction

                                                                                 o   On the letter, the signature of the
                                                                                     trustee(s) must be in original form, as
                                                                                     photocopies are not accepted

                                                                                 o   If the names of all trustees are not
                                                                                     registered on the account, a copy of the
                                                                                     trust document certified within the past 12
                                                                                     months

                                                                                 o   MEDALLION SIGNATURE GUARANTEE, if applicable
                                                                                     (see previous page for more details)

Joint tenancy shareholders whose co-tenants are deceased                         o   Letter of instruction signed by the surviving
                                                                                     tenant must be in original form, as
                                                                                     photocopies are not accepted

                                                                                 o   Copy of death certificate

                                                                                 o   MEDALLION SIGNATURE GUARANTEE, if applicable
                                                                                     (see previous page for more details)

Executors of shareholder estates                                                 o   Letter of instruction signed by executor must
                                                                                     be in original form, as photocopies are not
                                                                                     accepted

                                                                                 o   Copy of order appointing executor

                                                                                 o   MEDALLION SIGNATURE GUARANTEE, if applicable
                                                                                     (see previous page for more details)

Administrators, conservators, guardians and other sellers or                     o   Call 800 992-8151 for instructions
account types not listed above

IRA accounts                                                                     o   IRA distribution request form completed and
                                                                                     signed. Call 800 992-8151 for a form.


In addition to the situations described above, Aston Funds may require Medallion Signature Guarantees in other circumstances based on the amount of redemption request or other factors.


OTHER FEATURES

The following other features are also available to buy and sell shares of the Funds.

WIRE. To purchase and sell shares via the Federal Reserve Wire System:


o You must authorize Aston Funds to honor wire instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.


o To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.

o For accounts with existing wire instructions, wire redemptions may be placed over the phone. However, any changes made to existing wire instructions will only be accepted with a Medallion Signature Guaranteed letter of instruction.


AUTOMATED CLEARING HOUSE (ACH). To transfer money between your bank account and your Aston Funds account(s):

o You must authorize Aston Funds to honor ACH instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.


o Most transfers are completed within three business days of your call. ACH purchases will receive the NAV calculated on the day the money is received.

o There is no fee to your account for this transaction and generally, no fee from your bank.

REDEMPTIONS IN KIND

The Funds have elected, under Rule 18f-1 under the Investment Company Act of 1940, as amended, to pay sales proceeds in cash up to $250,000 or 1% of each Fund's total value during any 90-day period for any one shareholder, whichever is less.

Larger redemptions may be detrimental to existing shareholders. While we intend to pay all sales proceeds in cash, we reserve the right to make higher payments to you in the form of certain marketable securities of the Fund. This is called a "redemption in kind." You may pay certain sales charges related to a redemption in kind, such as brokerage commissions, when you sell the securities. Redemptions in kind are taxable events for federal income tax purposes in the same manner as when sales proceeds are paid in cash.

INVOLUNTARY CONVERSIONS

To reduce expenses, we may transfer your account to a different class if its value falls below the minimum initial investment. We will give you 30 days notice before we convert your shares. This gives you an opportunity to purchase enough shares to raise the value of your fund position above the minimum initial investment to avoid transferring your account to a different class. We will not convert fund positions in IRAs, custodial accounts for minors, or in cases where the Board has approved a "letter of intent." Redemption fees will not be assessed on involuntary conversions.

TRANSACTION POLICIES

CALCULATING SHARE PRICE

When you buy, exchange or sell shares, the net asset value (NAV) next determined is used to price your purchase or sale. The NAV for each share class of a Fund is determined each business day at the close of regular trading on the New York Stock Exchange, Inc. (NYSE) (typically 4 p.m. Eastern Time (ET)) by dividing a class's net assets by the number of its shares outstanding. Currently, the Funds observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Generally, market quotes are used to price securities. If market quotations are not available or are deemed unreliable, securities are valued at fair value as determined by the Adviser in accordance with guidelines adopted and periodically reviewed by the Board of Trustees. These circumstances may arise, for instance, when trading in a security is suspended, the exchange or market on which a security is traded closes early, or the trading volume in a security is limited, calling into question the reliability of market quotations. In such a case, the Fund's value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the value realized upon such security's sale. The Board of Trustees receives a report of any actions taken under the Funds' fair valuation procedures.

Quotations of foreign securities denominated in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE may not be reflected in the calculation of NAV. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the Adviser in accordance with guidelines adopted by the Board of Trustees.

EXECUTION OF REQUESTS

Each Fund is open on each business day that the NYSE is open for trading. The NYSE is not open on weekends or national holidays. Buy, exchange and sell requests are executed at the NAV next calculated after Aston Funds or an authorized broker or designee receives your mail, telephone or Internet request in "good order." Purchase orders and redemption requests must be received by the close of regular trading on the NYSE (typically 4 p.m. (ET)) for same day processing. On days when the Federal Reserve Cash Settlement System closes earlier than normal, these times may be accelerated. Sales proceeds are normally sent the next business day, but are always sent within seven days of receipt of a request in "good order." Brokers and their authorized designees are responsible for forwarding purchase orders and redemption requests to the Funds.


Shares of Aston Funds can also be purchased through broker-dealers, banks and trust departments that may charge you a transaction or other fee for their services. These fees are not charged if you purchase shares directly from Aston Funds.


A Fund may be required to "freeze" your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.


Aston Funds reserve the right to:

o refuse any purchase or exchange of shares if it could adversely affect a Fund or its operations;

o    suspend the offering of Fund shares;

o change the initial and additional investment minimums or to waive these minimums for any investor;

o delay sending you your sales proceeds for up to 15 days if you purchased shares by check. A minimum $20 charge will be assessed if any check used to purchase shares is returned;

o    change, withdraw or waive various services, fees and account policies.

CUSTOMER IDENTIFICATION PROGRAM

Federal law requires Aston Funds to obtain, verify and record identifying information for each investor who opens or reopens an account with Aston Funds. An investor may be an individual or a person other than an individual (such as a corporation, partnership or trust). Such identifying information may include the name, residential or business street address, principal place of business, local office or other physical location (for a person other than an individual), date of birth (for an individual), social security or taxpayer identification number or other identifying information. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, Aston Funds reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in Aston Funds or to involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified. Aston Funds and its agents will not be responsible for any loss in an investor's account resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity cannot be verified.


SHORT-TERM AND EXCESSIVE TRADING

The Funds are designed for long-term investors. Each Fund discourages and does not knowingly accommodate short-term and excessive trading. Such trading increases brokerage and administrative costs, may result in increased taxable gains to remaining shareholders and may disrupt portfolio management. For example, the Funds may be unable to effectively invest the proceeds from certain purchase or exchange requests under certain market conditions or may incur losses on the sale of investments. These risks may be more pronounced for Funds investing in securities that are more difficult to value or that are susceptible to pricing arbitrage (e.g., foreign securities, high yield securities and small cap securities). Thus, such trading may negatively impact the Funds' NAVs and result in dilution to long-term shareholders.

In an effort to protect long-term shareholders, the Funds' Board of Trustees has adopted policies and procedures which seek to deter short-term trading and excessive trading and to detect such trading activity at levels that may be detrimental to the Funds. These policies and procedures include the following:


o Aston/ABN AMRO High Yield Bond Fund and Aston/ABN AMRO Real Estate Fund have adopted a redemption fee for shares held less than 90 calendar days;


o The Funds have adopted certain fair valuation practices intended to protect the Funds from time zone arbitrage with respect to foreign securities and other trading practices that seek to exploit stale prices;

o    The Funds reserve the right to:

     o Reject any purchase, including exchange purchases, that could adversely affect the Funds or their operations;

     o Limit, impose charges upon, terminate or otherwise modify the exchange privilege of any shareholder deemed to be engaged in activities that may be detrimental to the Funds;

     o Reject any purchase, including exchange purchases, from investors if there appears to be evidence of short-term trading or excessive trading;

     o Permanently prevent future purchases and exchanges from occurring in accounts where short-term trading or excessive trading is apparent.

In making the determination to exercise these rights, the Funds may consider an investor's trading history in the Funds and accounts under common ownership or control. The Funds seek to employ reasonable measures to detect short-term and excessive trading at levels that may be detrimental to the Funds. Accordingly, the Funds use certain materiality and volume thresholds in applying the policies and procedures, but otherwise seek to apply the policies and procedures uniformly to all shareholders other than those who hold shares through omnibus accounts. While the Funds notify intermediaries of and request that they enforce these policies and procedures, the Funds cannot directly control activity through all channels and are dependent on intermediaries to enforce the Funds' policies and procedures. In certain cases, intermediaries may be unable to implement these policies or may not be able to implement them in the same manner as the Funds due to system or other constraints or issues. Shareholders who invest through omnibus accounts may be subject to policies and procedures that differ from those applied by the Funds to direct shareholders. The Funds reserve the right to limit an intermediary's future access to the Funds, up to and including termination of the Selling Agreement held with said intermediary. There is no assurance that the Funds' policies and procedures will be effective in limiting and deterring short-term and excessive trading in all circumstances.

REDEMPTION FEES


Aston/ABN AMRO Real Estate Fund and Aston/ABN AMRO High Yield Bond Fund assess a 2% fee on redemptions (including exchanges) of Fund shares sold or exchanged within 90 calendar days of purchase.


Redemption fees are paid to the respective Fund to help offset transaction costs and to protect the Fund's long-term shareholders. Each Fund will use the "first-in, first-out" (FIFO) method to determine the holding period. Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account. If this holding period is less than the required holding period, the fee will be charged. The Funds will notify intermediaries, such as broker-dealers or plan administrators, of the Funds' policies and procedures and request the intermediaries to track and remit redemption fees to the Fund. However, due to limitations with system capabilities, certain broker-dealers, banks, plan administrators and other intermediaries may not be able to track and collect redemption fees at this time or their method for tracking and calculating redemption fees may differ from those of the Funds. There is no assurance that the Funds' redemption fee policies and procedures will be effective in limiting and deterring short-term and excessive trading in all circumstances. Redemption fees may not be assessed in certain circumstances, including the following: shares purchased through reinvested distributions; certain distributions required by law or due to shareholder hardship; accounts held through intermediaries that are unable or unwilling to assess redemption fees and do not report sufficient information to the Funds to impose a redemption fee (as discussed above); and circumstances where the Funds' Administrator believes it to be in the best interest of the Funds and in accordance with the Funds' policies and procedures to waive the redemption fee on behalf of the Funds.

ACCOUNT POLICIES AND DIVIDENDS


ACCOUNT STATEMENTS

In general, you will receive quarterly account statements. In addition, you will also receive account statements:

o after every transaction that affects your account balance (except for dividend reinvestments, automatic investment plans or systematic withdrawal plans);

o    after any change of name or address of the registered owner(s).


Aston Funds may charge a fee for certain services, such as providing historical account documents.


MAILINGS TO SHAREHOLDERS

To help reduce Fund expenses and environmental waste, Aston Funds combines mailings for multiple accounts going to a single household by delivering Fund financial reports (annual and semi-annual reports, prospectuses, etc.) in a single envelope. If you do not want us to continue consolidating your Fund mailings and would prefer to receive separate mailings with multiple copies of Fund reports, please call one of our Investor Services Associates at 800 992-8151.

DISTRIBUTIONS

The Funds distribute income dividends and net capital gains distributions. Income dividends represent the earnings from a Fund's investment less its expenses; capital gains generally occur when a Fund sells a portfolio security for more than the original purchase price.

DIVIDENDS

The following table shows the Funds' dividend and distribution schedule.

DIVIDEND REINVESTMENTS

Many investors have their dividends and distributions reinvested in additional shares of the same fund. If you choose this option, or if you do not indicate a choice, your dividends and distributions will be automatically reinvested on the dividend payable date. You can also choose to have a check for your dividends and distributions mailed to you by choosing this option on your account application.

                              DISTRIBUTION SCHEDULE




FUNDS                                        DIVIDENDS, IF ANY                   CAPITAL GAINS DISTRIBUTIONS, IF ANY
Aston/ABN AMRO Growth Fund                   o   Declared and paid quarterly    Generally distributed at least once a
                                                                                year in December
Aston/Montag & Caldwell Growth Fund
Aston Value Fund
Aston/Optimum Mid Cap Fund
Aston/TAMRO Small Cap Fund
Aston/Veredus Aggressive Growth Fund
Aston/ABN AMRO Real Estate Fund
Aston Balanced Fund
Aston/Montag & Caldwell Balanced Fund
Aston/TCH Fixed Income Fund                  o   Declared and paid monthly      Generally distributed at least once a
                                                                                year in December
Aston/TCH Investment Grade Bond Fund
Aston/ABN AMRO High Yield Bond Fund


UNCASHED CHECKS

Checks should be cashed upon receipt, as we will not pay interest on uncashed checks.

ADDITIONAL INVESTOR SERVICES


ASTON FUNDS WEB SITE

Aston Funds maintains a Web site located at ________________________. You can purchase, exchange and redeem shares and access information such as your account balance and the Funds' NAVs through our Web site. In order to engage in shareholder transactions on our Web site, you must obtain a Personal Identification Number (PIN) by calling us at 800 992-8151. One of our Investor Services Associates will ask a series of questions to verify your identity and assign a temporary PIN that will allow you to log onto "Account Access" on our site. You will be prompted to change the temporary PIN to a new PIN, which will be known only to you, and then you may access your account information. You may also need to have bank account information, wire instructions, ACH instructions or other options established on your account.

Aston Funds has procedures in place to try to prevent unauthorized access to your account information. The Funds and their agents will not be responsible for any losses resulting from unauthorized transactions on our Web site.


COMPENSATION TO INTERMEDIARIES


In addition to distribution and service fees paid by the Funds, the Adviser or its affiliates compensates many intermediaries that distribute and/or service investors in the Funds for various services out of their own assets and not as an additional charge to the Funds. These additional payments, which are sometimes referred to as "revenue sharing," may represent a premium over payments made by other fund families, and may create an added incentive for investment professionals to sell or recommend the Funds over other funds offered by competing fund families. The revenue sharing payments may differ for each fund within the Aston family of funds, including within the same intermediary, and across intermediaries. These payments include intercompany payments between the Adviser and their affiliates.


PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS


The Funds attempt to obtain the best possible price and most favorable execution of transactions in their portfolio securities. There may be times when a Fund may pay one broker-dealer a commission that is greater than the amount that another broker-dealer may charge for the same transaction. The Adviser generally determines in good faith if the commission paid was reasonable in relation to the services provided by the broker-dealer. In selecting and monitoring broker-dealers and negotiating commissions, the Adviser considers a broker-dealer's reliability, the availability of research, the quality of its execution services and its financial condition.

Dividends, Distributions and Taxes





Certain tax considerations may apply to your investment in an Aston Fund. If you have any tax-related questions relating to your own investments, please consult your tax adviser. Further information regarding the federal income tax consequences of investing in the Funds is included in the SAI.


TAXES

For federal income tax purposes:

o The Funds pay dividends and distribute capital gains at different intervals. All dividends and distributions are automatically reinvested at NAV unless you choose to receive them in a cash payment. You can change your payment options at any time by writing to us.

o The tax treatment of dividends and distributions is the same whether you reinvest the distributions or elect to receive them in cash. You will receive a statement with the federal income tax status of your dividends and distributions for the prior year by January 31.

o Distributions of any net investment income, other than "qualified dividend income," are taxable to you as ordinary income.

o Distributions of "qualified dividend income" (i.e., generally dividends received by a Fund from domestic corporations and certain foreign corporations) will generally be taxed to individuals and other non-corporate investors in the Funds at rates applicable to long-term capital gains, provided certain holding period requirements contained in the Internal Revenue Code are satisfied. Dividends received by a Fund from most REITs and certain foreign corporations are not expected to qualify for treatment as qualified dividend income when distributed by a Fund.

o Distributions declared in October, November or December and paid on or before January 31 of the succeeding year will be treated for federal income tax purposes as if received by shareholders on December 31 of the year in which the distribution was declared.

o Distributions of net long-term capital gain (net long-term capital gain less any net short-term capital loss) are taxable as long-term capital gain regardless of how long you may have held the shares of a Fund. In contrast, distributions of net short-term capital gain (net short-term capital gain less any net long-term capital loss) are taxable as ordinary income regardless of how long you have held shares of a Fund.

o When you sell or exchange shares in a non-retirement account, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. The gain or loss may generally be treated as a long-term capital gain or loss if you held your shares for more than one year. If you held your shares for one year or less, the gain or loss will generally be treated as a short-term capital gain or loss taxable at ordinary federal income tax rates. You are responsible for any tax liabilities generated by your transactions.

o If you do not provide Aston Funds with the complete and correct taxpayer identification information and required certification, or if the IRS so notifies us, you may be subject to backup withholding tax on dividends, distributions and redemption proceeds.

o If you purchase shares of a Fund just before a dividend or distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend."

o If a Fund qualifies (by having more than 50% of the value of its total assets at the close of the taxable year consist of stock or securities in foreign corporations) and elects to pass through foreign taxes paid on its investments during the year, such taxes will be reported to you as income. You may be able to claim an offsetting tax credit or deduction depending on your particular circumstances.

Financial Highlights


These financial highlights tables are to help you understand the Funds' financial performance. The following schedules present financial highlights for one share of the Funds outstanding throughout the periods indicated. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements as of October 31, 2005 which have been audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, is included in the Funds' Annual Report, which is available upon request and the unaudited semi-annual financial statements as of April 30, 2006, included in the Funds' Semi-Annual Report, which is also available upon request. The information for periods ended prior to October 31, 2002 for Aston/TCH Investment Grade Bond Fund has been audited by the Funds' former independent registered public accounting firm, whose reports expressed an unqualified opinion of the financial highlights. Class I shares of Aston Balanced Fund and Aston/Veredus Select Growth Fund had not commenced operations as of October 31, 2005.


ASTON/ABN AMRO GROWTH FUND
(FORMERLY ABN AMRO GROWTH FUND)


                                                 PERIOD
                                                 ENDED        YEAR             YEAR            YEAR         YEAR          YEAR
                                                4/30/06       ENDED            ENDED           ENDED        ENDED         ENDED
                                               (unaudited)   10/31/05        10/31/04        10/31/03      10/31/02      10/31/01
                                               -----------  -----------     -----------     -----------   -----------   ----------
Net Asset Value, Beginning of Period                        $     22.02     $     21.33     $     18.67   $     20.45   $    30.89
   INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                                    0.11(a)         0.01(a)         0.03         (0.03)        0.02
   Net realized and unrealized gain (loss) on
      investments                                                  0.92(a)         0.68(a)         2.63         (1.70)       (7.38)
                                                            -----------     -----------     -----------   -----------   ----------
   Total from investment operations                                1.03            0.69            2.66         (1.73)       (7.36)
                                                            -----------     -----------     -----------   -----------   ----------
   LESS DISTRIBUTIONS:
   Distributions from and in excess of net
      investment income                                           (0.08)             --              --            --           --
   Distributions from net realized gain on
      investments                                                    --              --              --         (0.05)       (3.08)
                                                            -----------     -----------     -----------   -----------   ----------


   Total distributions                                            (0.08)             --              --         (0.05)       (3.08)
                                                            -----------     -----------     -----------   -----------   ----------
Net increase (decrease) in net asset value                         0.95            0.69            2.66         (1.78)      (10.44)
                                                            -----------     -----------     -----------   -----------   ----------
Net Asset Value, End of Period                              $     22.97     $     22.02     $     21.33   $     18.67   $    20.45
                                                            ===========     ===========     ===========   ===========   ==========

TOTAL RETURN                                                       4.69%           3.23%          14.25%        (8.51)%     (25.78)%

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in 000's)                        $   449,492     $   358,377     $   272,497   $   149,741   $   43,362
Ratios of expenses to average net assets:
   Before reimbursement and/or waiver of
      expenses by Adviser                                          0.82%           0.82%           0.83%         0.83%        0.84%
   After reimbursement and/or waiver of
      expenses by Adviser                                          0.82%           0.82%           0.83%         0.83%        0.84%
Ratios of net investment income to average net assets:
   Before reimbursement and/or waiver of
      expenses by Adviser                                          0.49%           0.05%           0.17%         0.07%        0.07%
   After reimbursement and/or waiver of
      expenses by Adviser                                          0.49%           0.05%           0.17%         0.07%        0.07%
Portfolio Turnover                                                31.30%(b)       18.59%           7.66%         7.52%       17.22%

------------------


(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b) Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

ASTON/MONTAG & CALDWELL GROWTH FUND
(FORMERLY ABN AMRO/MONTAG &
CALDWELL GROWTH FUND)

                                         PERIOD
                                          ENDED        YEAR             YEAR            YEAR              YEAR          YEAR
                                         4/30/06      ENDED             ENDED           ENDED             ENDED         ENDED
                                       (unaudited)   10/31/05          10/31/04        10/31/03         10/31/02       10/31/01
                                       -----------  -----------      -----------      -----------      -----------    ----------
Net Asset Value, Beginning of Period                $     21.61      $     20.84      $     19.22      $     22.74    $    31.70
   INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                   0.11(a)          0.10(a)          0.12(a)          0.11          0.09

   Net realized and unrealized gain
      (loss) on investments                              1.83(a)          0.77(a)          1.66(a)         (3.48)        (4.90)
                                                    -----------      -----------      -----------      -----------    ----------
   Total from investment operations                        1.94             0.87             1.78            (3.37)        (4.81)
                                                    -----------      -----------      -----------      -----------    ----------
   LESS DISTRIBUTIONS:
   Distributions from and in excess of
      net investment income                               (0.11)           (0.10)           (0.16)           (0.15)        (0.07)
   Distributions from net realized gain
      on investments                                         --               --               --               --         (4.08)
                                                    -----------      -----------      -----------      -----------    ----------
   Total distributions                                    (0.11)           (0.10)           (0.16)           (0.15)        (4.15)
                                                    -----------      -----------      -----------      -----------    ----------
Net increase (decrease) in net asset
   value                                                   1.83             0.77             1.62            (3.52)        (8.96)
                                                    -----------      -----------      -----------      -----------    ----------
Net Asset Value, End of Period                      $     23.44      $     21.61      $     20.84      $     19.22    $    22.74
                                                    ===========      ===========      ===========      ===========    ==========
TOTAL RETURN                                               8.99%            4.19%            9.35%          (14.91)%      (17.16)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                $ 1,727,848      $ 2,184,511      $ 2,151,687      $ 1,325,116    $1,058,500
Ratios of expenses to average net assets:
   Before reimbursement and/or waiver of
      expenses by Adviser                                  0.75%            0.74%            0.77%            0.77%         0.77%
   After reimbursement and/or waiver of
      expenses by Adviser                                  0.75%            0.74%            0.77%            0.77%         0.77%
Ratios of net investment income to average
   net assets:
   Before reimbursement and/or waiver of
      expenses by Adviser                                  0.48%            0.48%            0.58%            0.52%         0.39%
   After reimbursement and/or waiver of
      expenses by Adviser                                  0.48%            0.48%            0.58%            0.52%         0.39%
Portfolio Turnover                                        52.16%           52.86%           38.76%           38.23%        59.64%

------------------


(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

ASTON VALUE FUND
(FORMERLY ABN AMRO VALUE FUND)

                                                                                 PERIOD
                                                                                 ENDED           PERIOD
                                                                                 4/30/06          ENDED
                                                                              (unaudited)      10/31/05(a)
                                                                              ------------     -------------
Net Asset Value, Beginning of Period                                                            $  12.36
   INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                                                            0.01(b)
   Net realized and unrealized loss on investments                                                 (0.21)(b)
                                                                                                --------
   Total from investment operations                                                                (0.20)
                                                                                                --------
   LESS DISTRIBUTIONS:
   Distributions from and in excess of net investment income                                          --
                                                                                                --------
   Total distributions                                                                                --
                                                                                                --------
Net decrease in net asset value                                                                    (0.20)
                                                                                                --------
Net Asset Value, End of Period                                                                  $  12.16
                                                                                                ========

TOTAL RETURN                                                                                       (1.62)%(c)

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in 000's)                                                            $192,662
Ratios of expenses to average net assets:
   Before reimbursement and/or waiver of expenses by Adviser                                        0.91%
   After reimbursement and/or waiver of expenses by Adviser                                         0.69%
Ratios of net investment income to average net assets:
   Before reimbursement and/or waiver of expenses by Adviser                                        0.40%
   After reimbursement and/or waiver of expenses by Adviser                                         0.62%
Portfolio Turnover                                                                                 21.84%

------------------

(a) Aston Value Fund--Class I commenced investment operations on September 20, 2005.


(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)  Not Annualized.

ASTON/OPTIMUM MID CAP FUND
(FORMERLY ABN AMRO MID CAP FUND)


                                                                 PERIOD
                                                                 ENDED          YEAR             PERIOD
                                                                4/30/06         ENDED             ENDED
                                                               (unaudited)     10/31/05        10/31/04(a)
                                                               -----------  --------------    -------------
Net Asset Value, Beginning of Period                                            $    22.96       $    23.61
                                                                                ----------       ----------
   INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                                                       0.04               --(b)(c)
   Net realized and unrealized gain (loss) on investments                             1.04            (0.65)(b)
                                                                                ----------       ----------
   Total from investment operations                                                   1.08            (0.65)
                                                                                ----------       ----------
   LESS DISTRIBUTIONS:
   Distributions from net realized gain on investments                               (0.74)              --

   Total distributions                                                               (0.74)              --

Net increase (decrease) in net asset value                                            0.34            (0.65)
                                                                                ----------       ----------
Net Asset Value, End of Period                                                  $    23.30       $    22.96
                                                                                ==========       ==========

TOTAL RETURN                                                                          4.69%           (2.80)%(d)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                                            $   73,293       $   26,202
Ratios of expenses to average net assets:
   Before reimbursement and/or waiver of expenses by Adviser                          0.94%            0.98%
   After reimbursement and/or waiver of expenses by Adviser                           0.94%            0.98%
Ratios of net investment income (loss) to average net assets:
   Before reimbursement and/or waiver of expenses by Adviser                          0.21%           (0.04)%
   After reimbursement and/or waiver of expenses by Adviser                           0.21%           (0.04)%
Portfolio Turnover                                                                   27.42%           26.64%

------------------

(a) Aston/Optimum Mid Cap Fund--Class I commenced investment operations on July 6, 2004.


(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)  Represents less than $0.005 per share.

(d)  Not Annualized.

ASTON/TAMRO SMALL CAP FUND
(FORMERLY ABN AMRO/TAMRO SMALL CAP FUND)

                                                                                        PERIOD
                                                                                        ENDED            PERIOD
                                                                                       4/30/06            ENDED
                                                                                     (unaudited)       10/31/05(a)
                                                                                     -----------     ---------------
Net Asset Value, Beginning of Period                                                                   $     15.32
                                                                                                       -----------
   INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss                                                                                       (0.04)(b)
   Net realized and unrealized gain on investments                                                            0.39(b)
                                                                                                       -----------
   Total from investment operations                                                                           0.35
                                                                                                       -----------
Net increase in net asset value                                                                               0.35
                                                                                                       -----------
Net Asset Value, End of Period                                                                         $     15.67
                                                                                                       ===========

TOTAL RETURN                                                                                                  2.28%(c)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                                                                   $    11,432
Ratios of expenses to average net assets:
   Before reimbursement and/or waiver of expenses by Adviser                                                  1.16%
   After reimbursement and/or waiver of expenses by Adviser                                                   1.05%
Ratios of net investment loss to average net assets:
   Before reimbursement and/or waiver of expenses by Adviser                                                 (0.39)%
   After reimbursement and/or waiver of expenses by Adviser                                                  (0.28)%
Portfolio Turnover                                                                                           56.28%

------------------

(a) Aston/TAMRO Small Cap Fund - Class I commenced investment operations on January 4, 2005.


(b) The selected per share data was calculated using the weighted average shares outstanding for the period.

(c)  Not Annualized.

ASTON/VEREDUS AGGRESSIVE GROWTH FUND
(formerly ABN AMRO/Verdus Aggressive Growth Fund)


                                           PERIOD
                                           ENDED       YEAR            YEAR           YEAR              YEAR          PERIOD
                                          4/30/06      ENDED           ENDED          ENDED             ENDED          ENDED
                                        (unaudited)   10/31/05        10/31/04       10/31/03          10/31/02      10/31/01(a)
                                        -----------  -----------     -----------     ----------        ----------    -----------
Net Asset Value, Beginning of Period                 $     16.40     $     15.33     $    11.48        $    17.56     $   17.88
                                                     -----------     -----------     ----------        ----------     ---------
   INCOME FROM INVESTMENT OPERATIONS:                      (0.12)          (0.15)         (0.08)            (0.19)        --
   Net investment loss                                      2.29            1.22           3.93             (5.89)        (0.32)
                                                     -----------     -----------     ----------        ----------     ---------
   Net realized and unrealized gain
      (loss) on investments
   Total from investment operations                         2.17            1.07           3.85             (6.08)        (0.32)
                                                     -----------     -----------     ----------        ----------     ---------
Net increase (decrease) in net asset
   value                                                    2.17            1.07           3.85             (6.08)        (0.32)
                                                     -----------     -----------     ----------        ----------     ---------
Net Asset Value, End of Period                       $     18.57     $     16.40     $    15.33        $    11.48     $   17.56
                                                     ===========     ===========     ==========        ==========     =========

TOTAL RETURN                                               13.23%           6.98%         33.54%           (34.62)%       (1.79)%(b)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                 $   156,286     $   114,607     $   77,660        $   52,808     $   5,497
Ratios of expenses to average net
   assets:
   Before reimbursement and/or waiver
      of expenses by Adviser                                1.14%           1.15%          1.20%             1.19%         1.16%
   After reimbursement and/or waiver
      of expenses by Adviser                                1.14%           1.15%          1.16%(c)          1.11%         1.12%
Ratios of net investment loss to
   average net assets:
   Before reimbursement and/or waiver
      of expenses by Adviser                               (0.78)%         (0.90)%        (0.67)%           (0.86)%       (0.59)%
   After reimbursement and/or waiver
      of expenses by Adviser                               (0.78)%         (0.90)%        (0.63)%           (0.78)%       (0.55)%
Portfolio Turnover                                        140.04%         118.89%        159.64%           162.80%       177.30%(b)

----------

(a) Aston/Veredus Aggressive Growth Fund--Class I commenced investment operations on October 5, 2001.


(b)  Not Annualized.

(c) The Adviser's expense reimbursement level, which affects the net expense ratio, changed from 1.15% to 1.24% on March 1, 2003.

ASTON/ABN AMRO REAL ESTATE FUND
(FORMERLY ABN AMRO REAL ESTATE FUND)


                                                                       PERIOD
                                                                       ENDED            PERIOD
                                                                      4/30/06           ENDED
                                                                    (unaudited)       10/31/05(a)
                                                                    -----------     --------------
Net Asset Value, Beginning of Period                                                $        16.64
                                                                                    --------------
   INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                                                      0.10(b)
   Net realized and unrealized loss on investments                                           (0.51)(b)
                                                                                    --------------
   Total from investment operations                                                          (0.41)
                                                                                    --------------
Net decrease in net asset value                                                              (0.41)
                                                                                    --------------
Net Asset Value, End of Period                                                      $        16.23
                                                                                    ==============

TOTAL RETURN                                                                                 (2.46)%(c)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                                                $       32,711
Ratios of expenses to average net assets:
   Before reimbursement and/or waiver of expenses by Adviser                                  1.32%
   After reimbursement and/or waiver of expenses by Adviser                                   1.11%
Ratios of net investment income to average net assets:
   Before reimbursement and/or waiver of expenses by Adviser                                  5.11%
   After reimbursement and/or waiver of expenses by Adviser                                   5.32%
Portfolio Turnover                                                                           43.14%

----------

(a) Aston/ABN AMRO Real Estate Fund - Class I commenced investment operations on September 20, 2005.


(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)  Not Annualized.

ASTON/MONTAG & CALDWELL BALANCED FUND
(FORMERLY ABN AMRO/MONTAG & CALDWELL BALANCED FUND)


                                   PERIOD
                                    ENDED        YEAR             YEAR             YEAR            YEAR            YEAR
                                   4/30/06       ENDED            ENDED            ENDED           ENDED           ENDED
                                 (unaudited)    10/31/05         10/31/04         10/31/03        10/31/02       10/31/01(a)
                                 -----------   ----------       ----------       -----------     -----------     -----------
Net Asset Value, Beginning of
   Period                                      $    15.81       $    15.57       $     14.82     $     16.49     $     18.62
                                               ----------       ----------       -----------     -----------     -----------
   INCOME FROM INVESTMENT
      OPERATIONS:
   Net investment income(a)                          0.21(b)          0.23(b)           0.25            0.32            0.38
   Net realized and unrealized
      gain (loss) on
      investments(a)                                 0.66(b)          0.30(b)           0.78           (1.64)          (1.49)
                                               ----------       ----------       -----------     -----------     -----------
   Total from investment
      operations                                     0.87             0.53              1.03           (1.32)          (1.11)
                                               ----------       ----------       -----------     -----------     -----------
   LESS DISTRIBUTIONS:
   Distributions from and in
      excess of net investment
      income                                        (0.29)           (0.29)            (0.28)          (0.35)          (0.40)
   Distributions from net
      realized gain on investments                     --               --                --              --           (0.62)
                                               ----------       ----------       -----------     -----------     -----------
   Total distributions                              (0.29)           (0.29)            (0.28)          (0.35)          (1.02)
                                               ----------       ----------       -----------     -----------     -----------
Net increase (decrease) in net
   asset value                                       0.58             0.24              0.75           (1.67)          (2.13)
                                               ----------       ----------       -----------     -----------     -----------
Net Asset Value, End of Period                 $    16.39       $    15.81       $     15.57     $     14.82     $     16.49
                                               ==========       ==========       ===========     ===========     ===========

TOTAL RETURN                                         5.50%            3.41%             7.06%          (8.18)%         (6.13)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in
   000's)                                      $   19,609       $   79,936       $   141,031     $   133,379     $   179,688
Ratios of expenses to average net
   assets:
   Before reimbursement and/or
      waiver of expenses by
      Adviser                                        0.91%            0.87%             0.89%           0.87%           0.87%
   After reimbursement and/or
      waiver of expenses by
      Adviser                                        0.91%            0.87%             0.89%           0.87%           0.87%
Ratios of net investment income
   to average net assets:
   Before reimbursement and/or
      waiver of expenses by
      Adviser(a)                                     1.29%            1.44%             1.69%           2.01%           2.25%
   After reimbursement and/or
      waiver of expenses by
      Adviser(a)                                     1.29%            1.44%             1.69%           2.01%           2.25%
Portfolio Turnover                                  33.43%           35.90%            41.18%          32.87%          44.80%

----------


(a) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001 and reclassed paydown gain (loss) from realized gain (loss) to investment income. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain (loss) per share and the ratio of net investment income before and after reimbursement to average net assets is $(0.02), $0.02, (0.10)% and (0.10)%, respectively. Years prior to October 31, 2002 have not been adjusted for this change.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

ASTON/TCH FIXED INCOME FUND
(FORMERLY ABN AMRO BOND FUND)


                                  PERIOD
                                   ENDED        YEAR             YEAR            YEAR            YEAR            YEAR
                                  4/30/06       ENDED            ENDED           ENDED           ENDED           ENDED
                                (unaudited)    10/31/05         10/31/04        10/31/03        10/31/02        10/31/01
                                -----------   ----------       -----------     -----------     -----------     ----------
Net Asset Value, Beginning of
   Period                                     $    10.13       $     10.07     $     10.06     $     10.34     $     9.73
                                              ----------       -----------     -----------     -----------     ----------
   INCOME FROM INVESTMENT
      OPERATIONS:
   Net investment income(a)                         0.44(b)           0.45            0.41            0.56           0.64
   Net realized and unrealized
      gain (loss) on
      investments(a)                               (0.37)(b)          0.13            0.07           (0.26)          0.62
                                              ----------       -----------     -----------     -----------     ----------
   Total from investment
      operations                                    0.07              0.58            0.48            0.30           1.26
                                              ----------       -----------     -----------     -----------     ----------
   LESS DISTRIBUTIONS:
   Distributions from and in
      excess of net investment
      income                                       (0.51)            (0.52)          (0.47)          (0.58)         (0.65)
                                              ----------       -----------     -----------     -----------     ----------
   Total distributions                             (0.51)            (0.52)          (0.47)          (0.58)         (0.65)
Net increase (decrease) in net
   asset value                                     (0.44)             0.06            0.01           (0.28)          0.61
                                              ----------       -----------     -----------     -----------     ----------
Net Asset Value, End of Period                $     9.69       $     10.13     $     10.07     $     10.06     $    10.34
                                              ==========       ===========     ===========     ===========     ==========

TOTAL RETURN                                        0.65%             5.93%           4.85%           3.07%         13.36%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in
   000's)                                     $   72,876       $   278,712     $   300,363     $   262,924     $   79,444
Ratios of expenses to average net
   assets:
   Before reimbursement and/or
      waiver of expenses by
      Adviser                                       0.70%             0.67%           0.67%           0.67%          0.71%
   After reimbursement and/or
      waiver of expenses by
      Adviser                                       0.49%             0.49%           0.49%           0.49%          0.49%
Ratios of net investment income
   to average net assets:
   Before reimbursement and/or
      waiver of expenses by
      Adviser(a)                                    4.23%             4.34%           3.94%           5.12%          6.15%
   After reimbursement and/or
      waiver of expenses by
      Adviser(a)                                    4.44%             4.52%           4.12%           5.30%          6.37%
Portfolio Turnover                                 41.33%            46.80%         126.94%          77.19%         61.78%

----------


(a) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001 and reclassed paydown gain (loss) from realized gain (loss) to investment income. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain (loss) per share and the ratio of net investment income before and after reimbursement to average net assets is $(0.01), $0.01, (0.23)% and (0.23)%, respectively. Years prior to October 31, 2002 have not been adjusted for this change.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

ASTON/TCH INVESTMENT GRADE BOND FUND(a)
(FORMERLY ABN AMRO INVESTMENT GRADE BOND FUND)


                              PERIOD
                              ENDED       YEAR           YEAR            YEAR             YEAR             YEAR           YEAR
                             4/30/06      ENDED          ENDED           ENDED            ENDED            ENDED          ENDED
                           (unaudited)   10/31/05       10/31/04        10/31/03         10/31/02          4/30/02        4/3/01
                           -----------  ----------     ----------      ----------       ----------        ----------     ----------
Net Asset Value, Beginning
   of Period                            $     9.49     $     9.82      $    10.33       $     9.96        $     9.88     $     9.54
                                        ----------     ----------      ----------       ----------        ----------     ----------
   INCOME FROM INVESTMENT
      OPERATIONS:
   Net investment income                      0.33           0.33(b)         0.34(b)          0.24              0.54           0.57
   Net realized and
      unrealized gain
      (loss) on investments                  (0.29)          0.02(b)        (0.10)(b)         0.41              0.08           0.34
                                        ----------     ----------      ----------       ----------        ----------     ----------
   Total from investment
      operations                              0.04           0.35            0.24             0.65              0.62           0.91
                                        ----------     ----------      ----------       ----------        ----------     ----------
   LESS DISTRIBUTIONS:
   Distributions from and
      in excess of net
      investment income                      (0.39)         (0.40)          (0.44)           (0.28)            (0.54)         (0.57)
   Distributions from net
      realized gain on
      investments                               --          (0.28)          (0.31)              --                --             --
                                        ----------     ----------      ----------       ----------        ----------     ----------
   Total distributions                       (0.39)         (0.68)          (0.75)           (0.28)            (0.54)         (0.57)
                                        ----------     ----------      ----------       ----------        ----------     ----------
Net increase (decrease) in
   net asset value                           (0.35)         (0.33)          (0.51)            0.37              0.08           0.34
                                        ----------     ----------      ----------       ----------        ----------     ----------
Net Asset Value, End of
   Period                               $     9.14     $     9.49      $     9.82       $    10.33        $     9.96     $     9.88
                                        ==========     ==========      ==========       ==========        ==========     ==========

TOTAL RETURN                                  0.45%          3.75%           2.47%            6.60%(c)          6.38%          9.76%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period
   (in 000's)                           $   32,405     $   40,996      $   48,773       $   54,748        $   83,142     $   90,771
Ratios of expenses to
   average net assets:
   Before reimbursement
      and/or waiver of
      expenses by Adviser                     0.85%          0.88%(d)        0.93%            1.06%             1.05%          1.05%
   After reimbursement
      and/or waiver of
      expenses by Adviser                     0.64%          0.64%(d)        0.64%            0.65%             0.60%          0.60%
Ratios of net investment
   income to average net
   assets:
   Before reimbursement
      and/or waiver of
      expenses by Adviser                     3.46%          3.23%           3.14%            4.11%             4.93%          5.39%
   After reimbursement
      and/or waiver of
      expenses by Adviser                     3.67%          3.47%           3.43%            4.52%             5.38%          5.84%
Portfolio Turnover                           38.87%         53.67%         105.35%           80.49%(c)         17.00%         28.00%

----------


(a) Prior to June 17, 2002, the Aston/TCH Investment Grade Bond Fund was known as Independence One Fixed Income Fund. The information presented in the table represents financial and performance history of Independence One Fixed Income Trust Class.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)  Not Annualized.

(d) The Adviser's fee, which affects the expense ratio, changed from 0.70% to 0.50% on March 1, 2004.

ASTON/ABN AMRO HIGH YIELD BOND FUND
(FORMERLY ABN AMRO HIGH YIELD BOND FUND)




                                                            PERIOD
                                                             ENDED                  YEAR             YEAR             YEAR
                                                            4/30/06                ENDED            ENDED             ENDED
                                                          (unaudited)             10/31/05         10/31/04        10/31/03(a)
                                                          ------------           ----------       ----------       -----------
Net Asset Value, Beginning of Period                                             $    10.44       $    10.15       $    10.00
                                                                                 ----------       ----------       ----------
    INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                                                              0.69             0.69             0.19
    Net realized and unrealized gain (loss) on
        investments                                                                   (0.37)             .35             0.17
                                                                                 ----------       ----------       ----------
    Total from investment operations                                                   0.32             1.04             0.36
                                                                                 ----------       ----------       ----------
    LESS DISTRIBUTIONS:
    Distributions from and in excess of net investment
        income                                                                        (0.75)           (0.75)           (0.21)
    Distribution from net realized gain in investments                                (0.06)              --               --
                                                                                 ----------       ----------       ----------
    Total distributions                                                               (0.81)           (0.75)           (0.21)
                                                                                 ----------       ----------       ----------
Net increase (decrease) in net asset value                                            (0.49)             .29             0.15
                                                                                 ----------       ----------       ----------
Net Asset Value, End of Period                                                   $     9.95       $    10.44       $    10.15
                                                                                 ==========       ==========       ==========

TOTAL RETURN                                                                           3.14%           10.54%            3.76%(b)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                                             $   10,092       $   10,575           10,282
Ratios of expense to average net assets:
    Before reimbursement and/or waiver of expenses by
        Adviser                                                                        1.06%            1.01%            1.00%
    After reimbursement and/or waiver of expenses by
        Adviser                                                                        0.55%            0.55%            0.55%
Ratios of net investment income to average net assets:
    Before reimbursement and/or waiver of expenses by
        Adviser                                                                        6.21%            6.21%            5.24%
    After reimbursement and/or waiver of expenses by
        Adviser                                                                        6.72%            6.67%            5.69%
Portfolio Turnover                                                                    54.27%           62.66%           16.23%(b)

----------


(a) Aston/ABN AMRO High Yield Bond Fund--Class I commenced investment operations on June 30, 2003.

(b)  Not Annualized.

General Information


If you wish to know more about Aston Funds, you will find additional information in the following documents:

SHAREHOLDER REPORTS


You will receive an unaudited semi-annual report dated April 30 and an annual report dated October 31 which is audited by an independent registered public accounting firm. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI, which is incorporated into this prospectus by reference and dated ____________ , 2006, as amended from time to time, is available to you without charge and can be mailed to you upon request. It contains more detailed information about the Funds.

HOW TO OBTAIN REPORTS

Contacting Aston Funds

You can get free copies of the reports and SAI, request other information and get answers to your questions about the Funds by contacting:

Address:          Aston Funds
                  P.O. Box 9765
                  Providence, RI 02940


Phone:            Shareholder Services &
                  Fund Literature                     800 992-8151

                  Investment Advisor Services         800 597-9704

Web site:         ____________________

Obtaining Information from the SEC

You can visit the EDGAR database on the SEC's Web site at http://www.sec.gov to view the SAI and other information. You can also view and copy information about the Funds at the SEC's Public Reference Room in Washington D.C. To find out more about the Public Reference Room, you can call the SEC at 202 551-8090. Also, you can obtain copies of this information after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington D.C. 20549-0102.

ASTON FUNDS
CLASS R SHARES
PROSPECTUS



[___________, 2006]



A diversified, actively managed fund family with an Institutional process-driven approach to investing.


NOT FDIC INSURED. NO BANK GUARANTEE. MAY LOSE VALUE.

The Securities and Exchange Commission has not approved or disapproved these or any mutual fund's shares or determined if this prospectus is accurate or complete. Any representation to the contrary is a crime.












                                        [INSERT ASTON ASSET MANAGEMENT LLC LOGO]

                                                                TICKER SYMBOL
EQUITY FUNDS


Aston/ABN AMRO Growth Fund                                          CCGRX
Aston/Montag & Caldwell Growth Fund                                 MCRGX


* Both Funds were formerly known as the ABN AMRO Funds prior to [___________ 2006.]

[INSERT ASTON ASSET MANAGEMENT LLC MANAGEMENT LOGO]


Thank you for your interest in Aston Funds. Our diversified family of funds offers you a variety of investment opportunities to help you meet financial goals such as retirement, homebuying or education funding. Please read this prospectus carefully and keep it for future reference.


For a list of terms with definitions that you may find helpful as you read this prospectus, please refer to the "Investment Terms" section.


-------------------------------------------------------------------------------
Mutual fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the Federal Deposit Insurance Corporation (FDIC).
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
TABLE OF CONTENTS
-------------------------------------------------------------------------------

                                                                                      Page
Aston/ABN AMRO Growth Fund                                                             3
  Investment Objective, Principal Investment Strategies and Risks, Fund
    Performance                                                                        3
  Fund Expenses                                                                        5

Aston/Montag & Caldwell Growth Fund                                                    6
  Investment Objective, Principal Investment
    Strategies and Risks, Fund
    Performance                                                                        6
  Fund Expenses                                                                        8

Investment Terms                                                                       9

More About Aston Funds                                                                11
  Other Investment Strategies                                                         11

Portfolio Holdings                                                                    13

Management of the Funds                                                               14
  The Investment Adviser                                                              14
  Portfolio Managers                                                                  15
  Management Fees                                                                     15

Shareholder Information                                                               16
  Opening An Account                                                                  16
  Buying Shares                                                                       16
  Exchanging Shares                                                                   17
  Selling/Redeeming Shares                                                            18
  Transaction Policies                                                                22
  Account Policies And Dividends                                                      24
  Additional Investor Services                                                        25
  Distribution Plan 12b-1 Fees                                                        25
  Portfolio Transactions And Brokerage Commissions                                    26

Dividends, Distributions and Taxes                                                    27

Financial Highlights                                                                  28

General Information                                                                   30

No single fund is intended to be a complete investment program, but individual funds can be an important part of a balanced and diversified investment program. Mutual funds have the following general risks:
- the value of fund shares will fluctuate
- you could lose money
- you cannot be certain that a fund will achieve its investment objective

ASTON/ABN AMRO Growth Fund
(FORMERLY ABN AMRO GROWTH FUND)
-------------------------------------------------------------------------------



INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------

The Fund seeks long-term total return through a combination of capital appreciation and current income by investing primarily in a combination of stocks and bonds.

PRINCIPAL INVESTMENT STRATEGIES
-------------------------------------------------------------------------------


The subadviser uses a bottom-up approach and invests in a combination of securities that offer potential for growth and/or income, including primarily large-cap dividend and non-dividend paying common stocks, preferred stocks and convertible securities. Companies for possible selection must pass an initial capitalization screen of $3 billion. The subadviser then identifies stocks of companies with the following characteristics compared to S&P 500(R) Index averages:

-        higher sales and operating earnings growth
-        more stable earnings growth rates
-        lower debt-to-capital ratio
-        higher return on equity

The subadviser also considers the quality of company management and the strength of the company's position among its competitors. In addition, the subadviser assesses the long-term economic outlook and the risk/return of securities in allocating investments among industry sectors.


PRINCIPAL RISKS OF INVESTING IN THIS FUND
-------------------------------------------------------------------------------

You could lose money by investing in the Fund.

MARKET RISK: The Fund's share price can move down in response to stock market conditions, changes in the economy or a particular company's stock price changes. An individual stock may decline in value even when the value of stocks in general is rising.

GROWTH STYLE RISK: Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund's performance may suffer.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and negatively affect the Fund's share price or yield.

LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.


MANAGER RISK: The performance of the Fund is dependent upon the Adviser's skill in selecting other managers and the subadviser's skill in making appropriate investments. As a result, the Fund may underperform the stock market or its peers. Also, the Fund could fail to meet its investment objective.

See page 11 for other investment strategies.


FUND PERFORMANCE
-------------------------------------------------------------------------------

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.


                                  [BAR CHART]



Year-to-date performance for the period ended 6/30/06 was ___%.

-------------------------------------------------------------------------------


The following table indicates how the Fund's average annual total returns for different calendar periods compared to the returns of a broad-based securities market index. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                           AVERAGE ANNUAL TOTAL RETURN
                    (For the period ended December 31, 2005)

                                                 Since
                                     1 Year   Inception(a)
------------------------------------ -------- -------------
Aston/ABN AMRO Growth Fund:
   Return Before Taxes                0.79%      8.77%
   Return After Taxes on
      Distributions                   0.09%      8.51%
   Return After Taxes on
      Distributions and Sale of Fund
      Shares                          1.47%      7.30%
------------------------------------ -------- -------------
S&P 500 Index
   (reflects no deduction for taxes,
      fees or expenses)               4.91%      14.38%

------------------------------------ -------- -------------

(a)Inception of Class R shares: December 31, 2002. Index data computed from December 31, 2002.


After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FUND EXPENSES
-------------------------------------------------------------------------------


As an investor in the Fund, you pay certain indirect fees and expenses, which are described in the table below.

SHAREHOLDER FEES

As a benefit of investing in Class R shares of the Fund, you do not incur any sales loads, exchange fees and generally no redemption fees.


ANNUAL FUND OPERATING EXPENSES

Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from the Fund's assets and are expressed as an expense ratio, which is a percentage of average daily net assets.



                                                                                                           TOTAL
                                                          MANAGEMENT      DISTRIBUTION      OTHER         EXPENSE
FUND                                                         FEES         (12B-1) FEES    EXPENSES         RATIO
Aston/ABN AMRO Growth Fund(a)                               0.70%            0.50%          0.11%          1.31%


(a)In addition to Class R shares, the Fund offers two other classes of shares that invest in the same portfolio of securities. Shareholders of Class N shares are subject to a 12b-1 distribution fee and no shareholder service fee, and shareholders of Class I shares are not subject to a 12b-1 distribution fee or a shareholder service fee; therefore expense and performance figures will vary among the classes. The information in the table above and the example below relate to the Class R shares, which are offered in this prospectus. Class N shares and Class I shares are offered in separate prospectuses.


EXAMPLE

This hypothetical example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of the period. The example assumes you reinvested all dividends and distributions, that the average annual return was 5% and that operating expenses remained the same. The example is for comparison purposes only and does not represent the Fund's actual or future expenses and returns.


     1 YEAR           3 YEARS         5 YEARS        10 YEARS

     $133             $415            $718           $1,579

ASTON/MONTAG & CALDWELL GROWTH FUND
(FORMERLY ABN AMRO/MONTAG & CALDWELL GROWTH FUND)
-------------------------------------------------------------------------------



INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------

The Fund seeks long-term capital appreciation and, secondarily, current income, by investing primarily in common stocks and convertible securities.

PRINCIPAL INVESTMENT STRATEGIES
-------------------------------------------------------------------------------


The Fund invests primarily in common stocks and convertible securities. The subadviser uses a bottom-up approach to stock selection and seeks high quality, well-established large-cap companies that:


-        have a strong history of earnings growth

- are attractively priced, relative to the company's potential for above average long-term earnings and revenue growth

-        have strong balance sheets

-        have a sustainable competitive advantage

-        are currently, or have the potential to become, industry leaders

-        have the potential to outperform during market downturns

PRINCIPAL RISKS OF INVESTING IN THIS FUND
-------------------------------------------------------------------------------


You could lose money by investing in the Fund.


MARKET RISK: The Fund's share price can move down in response to stock market conditions, changes in the economy or a particular company's stock price changes. An individual stock may decline in value even when the value of stocks in general is rising.

GROWTH STYLE RISK: Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund's performance may suffer.

LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.


MANAGER RISK: The performance of the Fund is dependent upon the Adviser's skill in selecting other managers and the subadviser's skill in making appropriate investments. As a result, the Fund may underperform the stock market or its peers. Also, the Fund could fail to meet its investment objective.

See page 11 for other investment strategies.


FUND PERFORMANCE
-------------------------------------------------------------------------------

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

                                  [BAR CHART]




Year-to-date performance for the period ended 6/30/06 was ___%.


The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based securities market index. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                           AVERAGE ANNUAL TOTAL RETURN
                    (For the periods ended December 31, 2005)


------------------------------------ -------- -------------
                                     1 Year      Since
                                              Inception(a)
------------------------------------ -------- -------------
Aston/Montag & Caldwell Growth Fund::
   Return Before Taxes                5.10%      8.49%
   Return After Taxes on
      Distributions                   5.10%      8.48%
   Return After Taxes on
      Distributions and Sale of Fund
      Shares                          3.32%      7.30%
------------------------------------ -------- -------------
S&P 500 Index

ABN AMRO/MONTAG & CALDWELL GROWTH FUND
(CONTINUED)
--------------------------------------------------------------------------------

  (reflects no deduction for taxes,
    fees or expenses)                 4.91%      14.38%
------------------------------------ -------- -------------

(a)Inception of Class R shares: December 31, 2002, Index data computed from December 31, 2002.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FUND EXPENSES
-------------------------------------------------------------------------------

As an investor in the Fund, you pay certain indirect fees and expenses, which are described in the table below.

SHAREHOLDER FEES

As a benefit of investing in Class R shares of the Fund, you do not incur any sales loads or exchange fees and generally no redemption fees.


ANNUAL FUND OPERATING EXPENSES

Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from the Fund's assets and are expressed as an expense ratio, which is a percentage of average daily net assets.




                                                                                                           TOTAL
                                                          MANAGEMENT      DISTRIBUTION      OTHER         EXPENSE
FUND                                                         FEES         (12B-1) FEES    EXPENSES         RATIO
Aston/Montag & Caldwell Growth Fund(a)                      0.65%            0.50%          0.10%          1.25%


(a)In addition to Class R shares, the Fund offers two other classes of shares that invest in the same portfolio of securities. Shareholders of Class N shares are subject to a 12b-1 distribution fee and shareholders of Class I shares are not subject to a 12b-1 distribution fee; therefore expense and performance figures will vary among the classes. The information in the table above and the example below relate to the Class R shares, which are offered in this prospectus. Class N shares and Class I shares are offered in separate prospectuses.

EXAMPLE

This hypothetical example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of the period. The example assumes you reinvested all dividends and distributions, that the average annual return was 5% and that operating expenses remained the same. The example is for comparison purposes only and does not represent the Fund's actual or future expenses and returns.

     1 YEAR           3 YEARS         5 YEARS        10 YEARS
      $127             $397            $686           $1,511

INVESTMENT TERMS
-------------------------------------------------------------------------------

The following is a list of terms with definitions that you may find helpful as you read this prospectus.

BOTTOM-UP INVESTING: An investing approach in which securities are researched and chosen individually with less consideration given to economic or market cycles.

CORPORATE BONDS:  Fixed income securities issued by corporations.

DEBENTURES: Bonds or promissory notes that are secured by the general credit of the issuer, but not secured by specific assets of the issuer.

DIVERSIFICATION: The practice of investing in a broad range of securities to reduce risk.

EQUITY SECURITIES: Ownership interests in corporations and other entities, such as: common stocks, preferred stocks, convertible securities, rights and warrants.

EXPENSE RATIO: A fund's cost of doing business, expressed as a percentage of its net assets and disclosed in a prospectus.

FIXED INCOME SECURITIES: Bonds and other securities that are used by issuers to borrow money from investors. Typically, the issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at a specified time in the future (maturity).

GROWTH STYLE INVESTING: An investing approach that involves buying stocks of companies that are generally industry leaders with above-average, sustainable growth rates. Typically, growth stocks are the stocks of the fastest growing companies in the most rapidly growing sectors of the economy. Growth stock valuation levels (e.g., price-to-earnings ratio) will generally be higher than value stocks.

INVESTMENT OBJECTIVE: The goal that an investor and a mutual fund seek together. Examples include current income, long-term capital growth, etc.

ISSUER: The company that issues a security, such as a stock, bond or money market security.


LARGE-CAP STOCKS: Stocks issued by large companies. Unless otherwise defined by a fund manager or the Adviser, a large-cap company is defined as one with a market capitalization of $5 billion or more. Typically, large-cap companies are established, well-known companies; some may be multi-nationals.

MANAGEMENT FEE: The amount that a mutual fund pays to the investment adviser for its services.

MARKET CAPITALIZATION: Value of a corporation or other entity as determined by the market price of its securities.

MUTUAL FUND: An investment company that stands ready to buy back its shares at their current net asset value. Most mutual funds continuously offer new shares to investors.

NET ASSET VALUE (NAV): The per share value of a mutual fund, found by subtracting the fund's liabilities from its assets and dividing by the number of shares outstanding. Mutual funds calculate their NAVs at least once a day.

REPURCHASE AGREEMENTS (REPOS): Transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day.

RISK/REWARD TRADE-OFF: The principle that an investment must offer higher potential returns as compensation for the likelihood of increased volatility.

STANDARD & POOR'S (S&P) 500 INDEX: An unmanaged index of 500 widely traded industrial, transportation, financial and public utility stocks.

TOTAL RETURN: A measure of a fund's performance that encompasses all elements of return: dividends, capital gains distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming re-investment of dividends and capital gains distributions, expressed as a percentage of the initial investment.

-------------------------------------------------------------------------------



12B-1 FEE: A mutual fund fee, named for the SEC rule that permits it, used to pay for distribution costs, such as advertising and commissions paid to dealers. (See "Distribution Plan 12b-1 Fees" on page 25.)

MORE ABOUT ASTON FUNDS
-------------------------------------------------------------------------------


OTHER INVESTMENT STRATEGIES
-------------------------------------------------------------------------------

In addition to the principal investment strategies described in the Fund summaries, there may be times when the Funds use secondary investment strategies in seeking to achieve investment objectives. These strategies may involve additional risks.

ADRS/EDRS/GDRS

The Funds may invest in foreign securities in the form of depositary receipts and/or securities traded directly on U.S. exchanges. Depositary receipts represent ownership of securities in foreign companies and are held in banks and trust companies. They can include American Depositary Receipts (ADRs), which are traded on U.S. exchanges and are U.S. dollar-denominated, European Depositary Receipts (EDRs), which are traded on European exchanges and may not be denominated in the same currency as the security they represent, and Global Depositary Receipts (GDRs), which are issued globally and evidence a similar ownership arrangement.

Although ADRs, EDRs and GDRs do not eliminate the risks inherent in investing in the securities of foreign issuers, which include market, political, currency and regulatory risk, by investing in ADRs, EDRs or GDRs rather than directly in securities of foreign issuers, the Funds may avoid currency risks during the settlement period for purchases or sales. In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, in which standards are more uniform and more exacting than those to which many foreign issuers may be subject. A Fund may invest in ADRs sponsored or unsponsored by the issuer of the underlying security. In the case of an unsponsored ADR, a Fund may bear higher expenses and encounter greater difficulty in receiving shareholder communications than it would have with a sponsored ADR.

COMMERCIAL PAPER
Commercial paper are short-term fixed income securities issued by banks, corporations and other borrowers. There is the risk that the issuer of the commercial paper will not be able to make principal and/or interest payments.

CONVERTIBLE SECURITIES
Convertible securities are fixed income or equity securities that pay interest or dividends and that may be exchanged on certain terms into common stock of the same corporation.

Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. There is the risk that the issuer of the security will not be able to make principal and/or interest payments as well as the risk that the holder of the security may not take advantage of the convertible features in the appropriate time frame.

CORPORATE DEBT SECURITIES
Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans made to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

DEBENTURES
Debentures are bonds or promissory notes that are secured by the general credit of the issuer, but not secured by specific assets of the issuer.

-------------------------------------------------------------------------------



There is the risk that the issuer of the security will not be able to make principal and/or interest payments.

DEFENSIVE STRATEGY
There may be times when a Fund takes temporary positions that may not achieve its investment objective or follow its principal investment strategies for defensive reasons. This includes investing all or a portion of its total assets in cash or cash equivalents, such as money market securities and repurchase agreements. Although a Fund would do this in seeking to avoid losses, following a defensive strategy could reduce the benefit from any market upswings.

DERIVATIVES
The Funds may engage in derivatives for hedging purposes, to maintain liquidity or in anticipation of changes in portfolio composition. The Funds will not engage in derivative investments purely for speculative purposes. Derivatives have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives include options, futures, forward contracts, swaps and related products.

Hedging involves using derivatives to offset a potential loss in one position by establishing an interest in an opposite position. Any loss generated by the derivative should be offset by gains in the hedged investment. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. A Fund may realize a loss if interest rates, security prices or indices move in the opposite direction than the portfolio manager anticipates.

FIXED INCOME SECURITIES
The Funds may invest in fixed income securities to offset the volatility of the stock market. Fixed income securities provide a stable flow of income for a Fund.

PREFERRED STOCKS
Preferred stocks are stocks that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company's assets, but are subordinate to the claims of all creditors.

REPURCHASE AGREEMENTS
Repurchase agreements, or repos, are transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, a Fund may incur a loss if the value of the security should decline, as well as any disposition costs in liquidating the security.

RULE 144A SECURITIES
Rule 144A securities are restricted securities that can be sold to qualified institutional buyers under the Securities Act of 1933. Investing in Rule 144A securities may increase the illiquidity of a Fund's investments in the event that an adequate trading market does not exist for these securities.

U.S. GOVERNMENT SECURITIES


These are fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the U.S. Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy. This guarantee, however, does not extend to the market prices for such securities which can fluctuate.


More information about the risks associated with investing in the Funds can also be found in the Statement of Additional Information (SAI).

PORTFOLIO HOLDINGS
-------------------------------------------------------------------------------



A description of the policies and procedures with respect to the disclosure of each Fund's portfolio holdings is available in the SAI and on our Web site at
__________________.

MANAGEMENT OF THE FUNDS
-------------------------------------------------------------------------------



THE INVESTMENT ADVISER
-------------------------------------------------------------------------------

ASTON ASSET MANAGEMENT LLC

Aston Asset Management LLC ("Aston" or "Adviser"), 161 N. Clark Street, 12th Floor, Chicago, IL 60601, is the investment adviser to the Funds. Aston, a majority owned subsidiary of Highbury Financial Inc., was formed for the purpose of acquiring the mutual fund business of ABN AMRO. Aston was formed in April 2006 and has no operating history as of the date of this Prospectus. As of ____, 2006, Aston had approximately $____in assets under management as a result of the acquisition of ABN AMRO's mutual fund business.

Aston intends to manage the Funds by engaging one or more subadvisers to manage the day-to-day operations of the Funds.

GENERAL

As the investment adviser to the Funds, Aston is paid an annual management fee based on the average daily net assets of a Fund. Out of its fee, Aston pays the subadviser(s) of each Fund. The table on page 50 shows the management fees paid by each Fund to the previous adviser for the most recent fiscal year.

The investment advisory agreements with Aston may be terminated at any time by the Fund or Aston upon 60 days' written notice to the other party. A Fund may effect termination by an action of the Board of Trustees or by a vote of a majority of the Fund's outstanding voting securities.

A discussion regarding the Board's basis for approving the investment advisory agreement with Aston will be available in the shareholder report dated October 31, 2006.

THE SUBADVISERS

The accompanying information highlights each Fund's subadviser and its portfolio manager(s). Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds is available in the SAI.


ASTON/ABN AMRO GROWTH FUND

("AAAM") ABN AMRO Asset Management, Inc., located at 161 N. Clark Street, 9th floor, Chicago, IL 60601, is the subadviser to the above Fund.

As of __________, 2006, AAAM managed approximately $____ billion in assets, consisting primarily of institutional accounts, including insurance, pension and profit sharing accounts. On January 1, 2006, ABN AMRO Asset Management (USA) LLC ("AAAM LLC") merged into AAAM.

ASTON/MONTAG & CALDWELL GROWTH FUND

Montag & Caldwell, Inc. ("Montag & Caldwell"), 3455 Peachtree Road NE Suite 1200, Atlanta, Georgia 30326, was founded in 1945 and is a wholly-owned subsidiary of ABN AMRO Asset Management Holdings, Inc. As of _____________, 2006, Montag & Caldwell managed approximately $____ billion in assets.

MANAGEMENT OF THE FUND
-------------------------------------------------------------------------------


PORTFOLIO MANAGERS

            FUND NAME                PORTFOLIO MANAGER(S)                         INVESTMENT EXPERIENCE
Aston/ABN AMRO Growth Fund         Bernard F. Myszkowski, CFA       Portfolio Manager of the Fund since September
                                                                    1999; Executive Vice President and Chief Equity
                                                                    Officer; associated with AAAM and its affiliates
                                                                    and predecessors since 1969. He has been a member of
                                                                    the Equity Investment Committee since 1993, and a
                                                                    manager of balanced and common stock portfolios
                                                                    for institutional and private family accounts
                                                                    since 1973. Mr. Myszkowski received an MBA from
                                                                    Northwestern University in 1971.

                                   Richard S. Drake, CFA            Portfolio Manager of the Fund since February
                                                                    2000; Senior Managing Director, Director of
                                                                    Equity Research and Portfolio Manager;
                                                                    associated with AAAM and its affiliates and
                                                                    predecessors since January 2000.  Mr. Drake
                                                                    began his investment career in 1983; he
                                                                    previously held a senior investment management
                                                                    position with Duff & Phelps Investment
                                                                    Management, Inc. from 1995-1999.  Mr. Drake
                                                                    received his MBA from Northwestern University.

Aston/Montag & Caldwell Growth     Ronald E. Canakaris, CIC, CFA    Portfolio Manager since the Fund's inception in
    Fund                                                            1994; President, Chief Executive Officer and Chief
                                                                    Investment Officer of Montag & Caldwell. He has been
                                                                    with the firm since 1972 and is responsible for
                                                                    developing the firm's investment process. He
                                                                    has a BS and BA from the University of Florida.


Additional information about the portfolio managers' compensation, other accounts managed and the portfolio managers' ownership of securities in the Fund is available in the SAI.

MANAGEMENT FEES


                                                             GROSS MANAGEMENT                MANAGEMENT FEE PAID
                                                                    FEE                     FOR FISCAL YEAR ENDED
FUND NAME                                             (AS A PERCENTAGE OF NET ASSETS)             10/31/05
Aston/ABN AMRO Growth Fund                           0.70%                                          0.70%

Aston/Montag & Caldwell Growth Fund                  First $800 million    0.80%                    0.65%
                                                     Over $800 million     0.60%

SHAREHOLDER INFORMATION


OPENING AN ACCOUNT

- Class R shares are sold primarily to qualified retirement plans, retirement savings programs and other similar programs offered primarily through financial intermediaries. Contact your financial representative or plan sponsor.
-  Read this prospectus carefully.
- Determine how much you want to invest. The minimum initial investment requirements for the Funds are as follows:
   -  Regular accounts:  $2,500
   -  Individual Retirement Accounts (IRAs):  $500
   - Uniform Gift to Minor Accounts/Uniform Transfer to Minor Accounts (UGMA/UTMA) (custodial accounts for minors): $500
- Complete the account application with your financial representative.
- Make your initial investment through your financial representative.

BUYING SHARES


You may purchase additional shares through your financial representative or directly from the Aston Funds. The price of Class R shares is the net asset value ("NAV").


After your initial investment, additional investments of $50 or more may be made. You may also make automatic investments under the Automatic Investment Plan described below under "Additional Investor Services -- Automatic Investment Plan."

Make additional investments using the following table as a guideline. All buy requests and subsequent transaction requests must be in "good order."



BUYING SHARES                    TO ADD TO AN ACCOUNT ($50 MINIMUM)
-------------------------------- -------------------------------------------------------------------------------------
THROUGH YOUR FINANCIAL           -  Your financial representative is responsible for transmitting the order
REPRESENTATIVE                      promptly.
-------------------------------- -------------------------------------------------------------------------------------

                                 -  Return the investment slip from a statement with your check in the
BY MAIL                             envelope provided and mail to us at the address at the left.

                                 -  We accept checks, bank drafts, money orders, wires and ACH for purchases
ASTON FUNDS                         (see "Other Features" on page 21).  Checks must be drawn on U.S. banks.  There
P.O. BOX 9765                       is a minimum $20 charge for returned checks.
PROVIDENCE, RI 02940

OVERNIGHT  DELIVERY              -  We do not accept travelers, temporary, post-dated, credit card courtesy, second or third party checks (which are checks made payable to someone other than the Funds).

ASTON FUNDS
101 SABIN STREET                 -  Give the following wire/ACH information to your bank:
PAWTUCKET, RI 02860                 Mellon Trust of New England
                                    ABA #01-10-01234
                                    For:  Aston Funds
                                    A/C 140414
                                    FBO "ABN AMRO Fund Number,"
                                    "Your Account Number."

                                 -  Include your name, account number, taxpayer identification number or social security number, address and the Fund(s) you wish to purchase in the wiring instructions.


BUYING SHARES                    TO ADD TO AN ACCOUNT ($50 MINIMUM)
-------------------------------------------------------------------------------
BY PHONE                         -  Verify that your bank or credit union is a
                                    member of the ACH.

800 992-8151                     -  To place your request with an Investor
                                    Services Associate, call between 9
                                    a.m. and 7 p.m. ET, Monday - Friday.

                                 -  You should complete the "Bank Account
                                    Information" section on your account
                                    application.

                                 - When you are ready to add to your account, call Aston Funds and tell the representative the Fund name, account number, the name(s) in which the account is registered and the amount of your investment.

                                 - Instruct your bank (who may charge a fee) to wire or ACH the amount of your investment.

                                 - Give the following wire/ACH information to your bank:
                                    Mellon Trust of New England
                                    ABA #01-10-01234
                                    For:  Aston Funds
                                    A/C 140414
                                    FBO "Aston Fund Number,"
                                    "Your Account Number."

                                 - Include your name, account number, taxpayer identification number or social security number, address and the Fund(s) you wish to purchase in the wire instructions.

-------------------------------------------------------------------------------
BY INTERNET                      -  Verify that your bank or credit union is a
                                    member of the ACH.

____________________             -  Complete the "Purchase, Exchange and
                                    Redemption Authorization" section of
                                    your account application.

                                 -  Obtain a Personal Identification Number
                                    (PIN) from Aston Funds for use on Aston
                                    Funds' Web site if you have not already done so. To obtain a PIN, please call 800
                                    992-8151.

                                 - When you are ready to add to your account, access your account through Aston Funds' Web site and enter your purchase instructions in the highly secure area for shareholders only called "Account Access." ACH purchases on Internet may take 3 to 4 business days.


BUY AND SELL REQUESTS ARE IN "GOOD ORDER" WHEN
-  The account number and Fund name are included.

-  The amount of the transaction is specified in dollars or shares

- Signatures of all owners appear exactly as they are registered on the account in original form, as photocopies are not acceptable.

-  Any required Medallion Signature Guarantees (if applicable) are included.

- Other supporting legal documents (as necessary) are present, including such requirements for written requests as described on page 20.


EXCHANGING SHARES


After you have opened an account with us, you can exchange your shares within Aston Funds to meet your changing investment goals or other needs. This privilege is not designed for frequent trading and may be difficult to implement in times of drastic market changes.

You can exchange shares from one Aston Fund to another within the same class of shares. All exchanges to open new accounts must meet the minimum initial investment requirements. Exchanges may be made by mail, through the Internet or by phone at 800 992-8151 if you chose this option when you opened your account.

HOW DOES AN EXCHANGE TAKE PLACE?


When you exchange your shares, you authorize the sale of your shares in one Fund to purchase shares of another Fund. In other words, you are requesting a sale and then a purchase. The exchange of your shares may be a taxable event for you, if the shares are not held in a tax deferred account.

Aston Funds reserves the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders. All exchange requests must be in "good order."




SELLING/REDEEMING SHARES


Once you have opened an account with us, you can sell your shares to meet your changing investment goals or other needs. To redeem shares, contact your financial representative or you may redeem directly from Aston Funds. All redemption requests must be in "good order." The following table shows guidelines for selling shares.

SELLING SHARES                   DESIGNED FOR . . .                    TO SELL SOME OR ALL OF YOUR SHARES
---------------------------------------------------------------------------------------------------------
THROUGH YOUR FINANCIAL           -  Accounts of any type               -  Your financial representative is
REPRESENTATIVE                                                            responsible for transmitting the order
                                                                          promptly.

---------------------------------------------------------------------------------------------------------
BY MAIL                          -  Accounts of any type               -  Write and sign a letter of
                                                                          instruction indicating the Fund name, Fund
                                 -  Sales or redemptions of               number, your account number, the name(s)
ASTON FUNDS                         any size (for redemptions over        in which the account is registered and the
P.O. BOX 9765                       $50,000, please see Medallion         dollar value or number of shares you wish
PROVIDENCE, RI 02940                Signature Guarantee on the            to sell.  Signatures must be in original
                                    next page)                            form, as photocopies are not accepted.
OVERNIGHT DELIVERY
                                                                       -  Include all signatures and any
ASTON FUNDS                                                               additional documents that may be
101 SABIN STREET                                                          required.  (See "Selling Shares in
PAWTUCKET, RI 02860                                                       Writing" on page 20).

                                                                       -  Mail to us at the address at the
                                                                          left.

                                                                       -  A check will be mailed to the name(s)
                                                                          and address in which the account is
                                                                          registered. If you would like the check mailed
                                                                          to a different address, you must write a letter
                                                                          of instruction and have it Medallion Signature
                                                                          Guaranteed. Original signatures are required.

                                                                       - Proceeds may also be sent by wire or
                                                                          ACH (see "Other Features" on page 21).


SELLING SHARES                   DESIGNED FOR . . .                    TO SELL SOME OR ALL OF YOUR SHARES
---------------------------------------------------------------------------------------------------------


BY PHONE                         -  Non-retirement accounts            -  For automated service 24 hours a day
                                                                          using your touch-tone phone, call 800
                                 -  Sales of up to $50,000                992-8151.
800 992-8151                        (for accounts with telephone
                                    account privileges)                -  To place your request with an
                                                                          Investor Services Associate, call between
                                                                          9 a.m. and 7 p.m. ET, Monday-Friday.

                                                                       -  A check will be mailed to the name(s) and address
                                                                          in which the account is registered. If you would
                                                                          like the check mailed to a different address, you
                                                                          must write a letter of instruction and
                                                                          have it Medallion Signature Guaranteed.

                                                                       -  Proceeds may also be sent by wire or
                                                                          ACH (see "Other Features" on page 21).

                                                                       -  The Funds reserve the right to refuse any telephone
                                                                          sales request and may modify the procedures at any
                                                                          time. The Funds make reasonable attempts to verify
                                                                          that telephone instructions are genuine, but
                                                                          you are responsible for any loss that you may
                                                                          bear from telephone requests.

---------------------------------------------------------------------------------------------------------
BY INTERNET                      -  Non-retirement accounts            -  Complete the "Purchase, Exchange and
                                                                          Redemption Authorization" section of your
_____________________                                                     account application.

                                                                       -  Obtain a Personal Identification Number (PIN)
                                                                          from Aston Funds (800 992-8151) for use on
                                                                          Aston Funds' Web site if you have not already
                                                                          done so.

                                                                       -  When you are ready to redeem a portion of
                                                                          your account, access your account through
                                                                          Aston Funds' Web site and enter your redemption
                                                                          instructions in the highly secure area for
                                                                          shareholders only called "Account Access."
                                                                          A check for  the proceeds will be mailed
                                                                          to you at the address of record.

                                                                       -  Proceeds may also be sent by wire or
                                                                          ACH (see "Other Features" on page 21).

SELLING SHARES IN WRITING
In certain circumstances, you must make your request to sell shares in writing. You may need to include a Medallion Signature Guarantee (which protects you against fraudulent orders) and additional items with your request, as shown in the table below.
WE REQUIRE MEDALLION SIGNATURE GUARANTEES IF:
-  your address of record has changed within the past 30 days
-  you are selling more than $50,000 worth of shares
- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or other than wire or ACH sent to the bank account of the registered owner(s)

SELLER                                     REQUIREMENTS FOR WRITTEN REQUESTS
Owners of individual, joint, sole          -  Letter of instruction
proprietorship, UGMA/UTMA, or general
partner accounts                           -  On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered, must be in original form, as photocopies are not accepted

                                           -  MEDALLION SIGNATURE GUARANTEE, if applicable (see next page for more details)

Owners of corporate or association         -  Letter of instruction
accounts
                                           -  Corporate resolution certified within the past 12 months

                                           -  On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered, must be in original form as photocopies are not accepted


                                           -  MEDALLION SIGNATURE GUARANTEE, if applicable (see next page for more details)

Owners or trustees of trust accounts       -  Letter of instruction

                                           -  On the letter, the signature of the trustee(s) must be in original form, as photocopies are not accepted

                                           -  If the names of all trustees are not registered on the account, a copy of the trust document certified within the past 12 months

                                           -  MEDALLION SIGNATURE GUARANTEE, if applicable (see next page for more details)

Joint tenancy shareholders whose           -  Letter of instruction signed by the surviving tenant must be in
co-tenants are deceased                       original form, as photocopies are not accepted

                                           -  Copy of death certificate

                                           -  MEDALLION SIGNATURE GUARANTEE, if applicable (see next page for more details)

Executors of shareholder estates           -  Letter of instruction signed by executor must be in original form, as photocopies are not accepted

                                           -  Copy of order appointing executor

                                           -  MEDALLION SIGNATURE GUARANTEE, if applicable (see next page for more details)

Administrators, conservators, guardians    -  Call 800 992-8151 for instructions
and other sellers or account types not
listed above

IRA accounts                               -  IRA distribution request form completed and signed.  Call 800
                                              992-8151 for a form.



In addition to the situations described above, Aston Funds may require Medallion Signature Guarantees in other circumstances based on the amount of redemption request or other factors.


OTHER FEATURES
The following other features are also available to buy and sell shares of the Funds.

WIRE.  To purchase and sell shares via the Federal Reserve Wire System:


- You must authorize Aston Funds to honor wire instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.


- To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.

WHAT IS A MEDALLION SIGNATURE GUARANTEE?

A Medallion Signature Guarantee verifies the authenticity of your signature and may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a Medallion Program recognized by the Securities Transfer Association.

Medallion Signature Guarantees help ensure that major transactions or changes to your account are in fact authorized by you. For example, we require a Medallion Signature Guarantee on written redemption requests for more than $50,000. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

A NOTARY PUBLIC STAMP OR SEAL CANNOT BE SUBSTITUTED FOR A MEDALLION SIGNATURE GUARANTEE.

AUTOMATED CLEARING HOUSE (ACH). To transfer money between your bank account and your Aston Funds account(s):


- You must authorize Aston Funds to honor ACH instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.


- Most transfers are completed within three business days of your call. ACH purchases will receive the NAV calculated on the day the money is received.

- There is no fee to your account for this transaction and generally, no fee from your bank.

REDEMPTIONS IN KIND
The Funds have elected, under Rule 18f-1 under the Investment Company Act of 1940, as amended, to pay sales proceeds in cash up to $250,000 or 1% of a Fund's total value during any 90-day period for any one shareholder, whichever is less.

Larger redemptions may be detrimental to existing shareholders. While we intend to pay all sales proceeds in cash, we reserve the right to make higher payments to you in the form of certain marketable securities of a Fund. This is called a "redemption in kind." You may need to pay certain sales charges related to a redemption in kind, such as brokerage commissions, when you sell the securities. Redemptions in kind are taxable events for federal income tax purposes in the same manner as when sales proceeds are paid in cash.

INVOLUNTARY REDEMPTIONS
To reduce expenses, we may sell your shares and close your fund position(s) if its value falls below $1,500 for any reason. We will give you 30 days notice before we sell your shares. This gives you an opportunity to purchase enough shares to raise the value of your fund position above $2,500 to avoid closing it out. We will not close out fund positions in IRAs, custodial accounts for minors, or Automatic Investment Plans.

TRANSACTION POLICIES

CALCULATING SHARE PRICE
When you buy, exchange or sell shares, the net asset value (NAV) next determined is used to price your purchase or sale. The NAV for each share class of a Fund is determined each business day at the close of regular trading on the New York Stock Exchange (NYSE) (typically 4 p.m. Eastern Time (ET)) by dividing the class's net assets by the number of its shares outstanding. Currently, each Fund observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Generally, market quotes are used to price securities. If market quotations are not available or are deemed unreliable, securities are valued at fair value as determined by the Adviser in accordance with guidelines adopted and periodically reviewed by the Board of Trustees. These circumstances may arise, for instance, when trading in a security is suspended, the exchange or market on which a security is traded closes early, or the trading volume in a security is limited, calling into question the reliability of market quotations. In such a case, the Fund's value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the value realized upon such security's sale. The Board of Trustees receives a report of any actions taken under the Funds' fair valuation procedures.

Quotations of foreign securities denominated in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE may not be reflected in the calculation of NAV. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the Adviser in accordance with guidelines adopted by the Board of Trustees.


EXECUTION OF REQUESTS
Each Fund is open on each business day that the NYSE is open for trading. The NYSE is not open on weekends or national holidays. Buy, exchange and sell requests are executed at the NAV next calculated after Aston Funds or an authorized broker or designee receives your mail, telephone or Internet request in "good order". Purchase orders and redemption requests must be received by the close of regular trading on the NYSE (typically 4 p.m. (ET)) for same day processing. On days when the Federal Reserve Cash Settlement System closes earlier than normal, these times may be accelerated. Sales proceeds are normally sent the next business day, but are always sent within seven days of receipt of a request in "good order." Brokers and their authorized designees are responsible for forwarding purchase orders and redemption requests to the Funds.

Shares of Aston Funds can also be purchased through broker-dealers, banks and trust departments that may charge you a transaction or other fee for their services. These fees are not charged if you purchase shares directly from Aston Funds.


A Fund may be required to "freeze" your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.


Aston Funds reserves the right to:
- refuse any purchase or exchange of shares if it could adversely affect a Fund
- or its operations
- suspend the offering of Fund shares
- change the initial and additional investment minimums or waive these minimums for any investor
- delay sending you your sales proceeds for up to 15 days if you purchased shares by check. A minimum $20 charge will be assessed if any check used to purchase shares is returned
- change, withdraw or waive various services, fees and account policies

CUSTOMER IDENTIFICATION PROGRAM
Federal law requires Aston Funds to obtain, verify and record identifying information for each investor who opens or reopens an account with Aston Funds. An investor may be an individual or a person other than an individual (such as a corporation, partnership or trust). Such identifying information may include the name, residential or business street address, principal place of business, local office or other physical location (for a person other than an individual), date of birth (for an individual), social security or taxpayer identification number or other identifying information. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, Aston Funds reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in Aston Funds or to involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified. Aston Funds and its agents will not be responsible for any loss in an investor's account resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity cannot be verified.


SHORT-TERM AND EXCESSIVE TRADING
The Funds are designed for long-term investors. Each Fund discourages and does not knowingly accommodate short-term and excessive trading. Such trading increases brokerage and administrative costs, may result in increased taxable gains to remaining shareholders and may disrupt portfolio management. For example, the

Funds may be unable to effectively invest the proceeds from certain purchase or exchange requests under certain market conditions or may incur losses on the sale of investments. These risks may be more pronounced for Funds investing in securities that are more difficult to value or that are susceptible to pricing arbitrage (e.g., foreign securities, high yield securities and small cap securities). Thus, such trading may negatively impact the Funds' Net Asset Values (NAVs) and result in dilution to long-term shareholders.

In an effort to protect long-term shareholders, the Funds' Board of Trustees has adopted policies and procedures which seek to deter short-term trading and excessive trading and to detect such trading activity at levels that may be detrimental to the Funds. These policies and procedures include the following:

- The Funds have adopted certain fair valuation practices intended to protect the Funds from time zone arbitrage with respect to foreign securities and other trading practices that seek to exploit stale prices;

-   The Funds reserve the right to:

    - Reject any purchase, including exchange purchases, that could adversely affect the Funds or their operations;

    - Limit, impose charges upon, terminate or otherwise modify the exchange privilege of any shareholder deemed to be engaged in activities that may be detrimental to the Funds;

    - Reject any purchase, including exchange purchases, from investors if there appears to be evidence of short-term trading or excessive trading.

    - Permanently prevent future purchases and exchanges from occurring in accounts where short-term trading or excessive trading is apparent.

In making the determination to exercise these rights, the Funds may consider an investor's trading history in the Funds and accounts under common ownership or control. The Funds seek to employ reasonable measures to detect short-term and excessive trading at levels that may be detrimental to the Funds.

Accordingly, the Funds use certain materiality and volume thresholds in applying the policies and procedures, but otherwise seek to apply the policies and procedures uniformly to all shareholders other than those who hold shares through omnibus accounts. While the Funds notify intermediaries of and request that they enforce these policies and procedures, the Funds cannot directly control activity through all channels and are dependent on intermediaries to enforce the Funds' policies and procedures. In certain cases, intermediaries may be unable to implement these policies or may not be able to implement them in the same manner as the Funds due to system or other constraints or issues. Shareholders who invest through omnibus accounts may be subject to policies and procedures that differ from those applied by the Funds to direct shareholders. The Funds reserve the right to limit an intermediary's future access to the Funds, up to and including termination of the Selling Agreement held with said intermediary. There is no assurance that the Funds' policies and procedures will be effective in limiting and deterring short-term and excessive trading in all circumstances.

ACCOUNT POLICIES AND DIVIDENDS

ACCOUNT STATEMENTS
In general, you will receive quarterly account statements. In addition, you will also receive account statements:


- after every transaction that affects your account balance (except for dividend reinvestments, automatic investment plans or systematic withdrawal plans)

-  after any change of name or address of the registered owner(s)


Aston Funds may charge a fee for certain services, such as providing historical account documents.

MAILINGS TO SHAREHOLDERS
To help reduce Fund expenses and environmental waste, Aston Funds combines mailings for multiple accounts going to a single household by delivering Fund reports (annual and semi-annual reports, prospectuses, etc.) in a single envelope. If you do not want us to consolidate your Fund mailings and would prefer to receive separate mailings with multiple copies of Fund reports, please call one of our Investor Services Associates at 800 992-8151.


DISTRIBUTIONS
The Funds distribute income dividends and net capital gains distributions. Income dividends represent the earnings from a Fund's investments less its expenses; capital gains occur when a Fund sells a portfolio security for more than the original purchase price.

DIVIDENDS
Dividends will be declared and paid quarterly. Capital gains will be distributed at least once a year, generally in December.

UNCASHED CHECKS
Checks should be cashed upon receipt, as we will not pay interest on uncashed checks.

DIVIDEND REINVESTMENTS
Many investors have their dividends and distributions reinvested in additional shares of the same Fund. If you choose this option, or if you do not indicate a choice, your dividends and distributions will be automatically reinvested on the dividend payable date. You can also choose to have a check for your dividends and distributions mailed to you by choosing this option on your account application.

ADDITIONAL INVESTOR SERVICES



AUTOMATIC INVESTMENT PLAN
The Automatic Investment Plan allows you to set up a regular transfer of funds from your bank account to the Aston Fund(s) of your choice. You determine the amount of your investment (minimum: $50), and you can terminate the program at any time. To take advantage of this feature, complete the appropriate sections of the account application.

ASTON FUNDS WEB SITE
Aston Funds maintains a Web site located at __________________________. You can purchase, exchange and redeem shares, and access information such as your account balance and a Fund's NAV through our Web site. In order to engage in shareholder transactions on our Web site, you must obtain a Personal Identification Number (PIN) by calling us at 800 992-8151. One of our Investor Services Associates will ask a series of questions to verify your identity and assign a temporary PIN that will allow you to log onto "Account Access" on our site. You will be prompted to change the temporary PIN to a new PIN, which will be known only to you, and then you may access your account information. You may also need to have bank account information, wire instructions, ACH instructions or other options established on your account.

Aston Funds has procedures in place to try to prevent unauthorized access to your account information. Each Fund and its agents will not be responsible for any losses resulting from unauthorized transactions on our Web site.


SYSTEMATIC WITHDRAWAL PLAN
This plan may be used for periodic withdrawals (at least $50 by check or ACH) from your account. To take advantage of this feature:

-        you must have at least $50,000 in your account
-        determine the schedule:  monthly, quarterly, semi-annually or annually
-        call 800 992-8151 to add a systematic withdrawal plan to your account


RETIREMENT PLANS
Aston Funds offers a range of retirement plans, including Traditional, Roth and Education Savings Accounts (formerly Education IRAs), SIMPLE IRAs and SEP IRAs. Using these plans, you can invest in any Aston Fund with a low minimum investment of $500. The annual maintenance fee for IRAs is $15 per account (not to exceed $30), but it is waived if you have $35,000 or more in assets. The fee is assessed every December for the current calendar year. To find out more, call Aston Funds at 800 992-8151.


DISTRIBUTION PLAN 12B-1 FEES

To pay for the cost of promoting the Funds and servicing your shareholder account, each Fund has adopted a Rule 12b-1 distribution plan for its Class R shares. Under this plan, a fee at an annual rate of not more than 0.50% of each Fund's Class R shares' average daily net assets is paid to the distributor for distribution of Class R shares. The fee is accrued daily and payable monthly. Over time, these fees will increase the cost of your investment and may cost more than paying other types of sales charges.


In addition to distribution and service fees paid by the Funds, the Adviser or their affiliates compensate many intermediaries that distribute and/or service investors in the Funds for various services out of their own assets and not as an additional charge to the Funds. These additional payments, which are sometimes referred to as "revenue sharing," may represent a premium over payments made by other fund families, and may create an added incentive for investment professionals to sell or recommend the Funds over other funds offered by competing fund families. The revenue sharing payments may differ for each fund within the Aston family of funds, including within the same intermediary, and across intermediaries. These payments include intercompany payments between the Adviser and their affiliates.


PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The Funds attempt to obtain the best possible price and most favorable execution of transactions in their portfolio securities. There may be times when a Fund may pay one broker-dealer a commission that is greater than the amount that another broker-dealer may charge for the same transaction. The Adviser generally determines in good faith if the commission paid was reasonable in relation to the brokerage or research services provided by the broker-dealer. In selecting and monitoring broker-dealers and negotiating commissions, the Adviser considers a broker-dealer's reliability, availability of research, the quality of its execution services and its financial condition.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Certain tax considerations may apply to your investment in an ABN AMRO Fund. The following is a general description of certain federal income tax considerations. If you have any tax-related questions relating to your own investments, please consult your tax adviser. Further information regarding the federal income tax consequence of investing in a Fund is included in the SAI.

TAXES
For federal income tax purposes:
- Each Fund pays dividends and distributes capital gains at different intervals. All dividends and distributions are automatically reinvested at NAV unless you choose to receive them in a cash payment. You can change your payment options at any time by writing to us.

- The tax treatment of dividends and distributions is the same whether you reinvest the distributions or elect to receive them in cash. You will receive a statement with the federal income tax status of your dividends and distributions for the prior year by January 31.

- Distributions of any net investment income, other than "qualified dividend income," are taxable to you as ordinary income.

- Distributions of "qualified dividend income" (i.e., generally dividends received by a Fund from domestic corporations and certain foreign corporations) will generally be taxed to individuals and other non-corporate investors in the Funds at rates applicable to long-term capital gains, provided certain holding period requirements contained in the Internal Revenue Code are satisfied. Dividends received by a Fund from most REITs and certain foreign corporations are not expected to qualify for treatment as qualified dividend income when distributed by a Fund.

- Distributions declared in October, November or December and paid on or before January 31 of the succeeding year will be treated for federal income tax purposes as if received by shareholders on December 31 of the year in which the distribution was declared.

- Distributions of net long-term capital gain (net long-term capital gain less any net short-term capital loss) are taxable as long-term capital gain regardless of how long you may have held shares of a Fund. In contrast, distributions of net short-term capital gain (net short-term capital gain less any net long-term capital loss) are taxable as ordinary income regardless of how long you may have held shares of a Fund.

- When you sell or exchange shares in a non-retirement account, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. The gain or loss may generally be treated as a long-term capital gain or loss if you held your shares for more than one year. If you held your shares for one year or less, the gain or loss will generally be treated as a short-term capital gain or loss taxable at ordinary federal income tax rates. You are responsible for any tax liabilities generated by your transactions.


- If you do not provide Aston Funds with the complete and correct taxpayer identification information and required certification, or if the IRS so notifies us, you may be subject to backup withholding tax on dividends, distributions and redemption proceeds.


- If you purchase shares of a Fund just before a dividend or distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend."

- If a Fund qualifies (by having 50% of the value of its total assets at the close of the taxable year consist of stock or securities in foreign corporations) and elects to pass through foreign taxes paid on its investments during the year, such taxes will be reported to you as income. You may be able to claim an offsetting tax credit or deduction, depending on your particular circumstances.

FINANCIAL HIGHLIGHTS



These financial highlights tables are to help you understand the Funds' financial performance. The following schedules present financial highlights for one share of each Fund outstanding throughout the periods indicated. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds' financial statements as of October 31, 2005, which have been audited by Ernst & Young LLP, whose report, along with those Funds' financial statements, is included in the Aston Fund's Annual Report, which is available upon request and the unaudited semi-annual financial statements as of April 30, 2006, included in the Funds' Semi-Annual Report which is also available upon request.



ASTON/ABN AMRO GROWTH FUND
(FORMERLY ABN AMRO GROWTH FUND)
-------------------------------


                                                                           Period
                                                                           Ended           Year           Year          Period
                                                                          4/30/06         Ended          Ended          Ended
                                                                        (unaudited)      10/31/05        10/31/04      10/31/03(a)
                                                                        ----------      ---------        ---------     ---------
Net Asset Value, Beginning of Period................................                       $21.66           $21.09        $18.07
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (loss)..................................                         __(b)(c)        (0.10)(b)     (0.03)
      Net realized and unrealized gain on investments...............                         0.90(b)          0.67(b)       3.05
                                                                                        ---------        ---------     ---------
        Total from investment operations............................                         0.90             0.57          3.02
                                                                                        ---------        ---------     ---------
LESS DISTRIBUTIONS:
   Distributions from and in excess of net investment income........                        (0.03)             --             --
                                                                                         ---------      ---------     ----------
      Total distributions...........................................                        (0.03)             --             --
                                                                                         ---------      ---------     ----------
   Net increase in net asset value..................................                         0.87             0.57          3.02
                                                                                         --------         --------      --------
   Net Asset Value, End of Period...................................                       $22.53           $21.66        $21.09
                                                                                           ======           ======        ======
TOTAL RETURN........................................................                         4.16%            2.70%        16.71%(d)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's).............................                        $1,122         $   573       $   117
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser.....                         1.31%            1.31%         1.35%
      After reimbursement and/or waiver of expenses by Adviser......                         1.31%            1.31%         1.35%
   Ratios of net investment income (loss) to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser.....                         0.00%           (0.44)%       (0.16)%
      After reimbursement and/or waiver of expenses by Adviser......                         0.00%           (0.44)%       (0.16)%
      Portfolio Turnover............................................                        31.30%(e)        18.59%         7.66%

------------------
(a) Aston/ABN AMRO Growth Fund -- Class R commenced investment operations on December 31, 2002.
(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c) Represents less than $0.005 per share.
(d) Not Annualized.
(e) Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

ASTON/MONTAG & CALDWELL GROWTH FUND
(FORMERLY ABN AMRO/MONTAG & CALDWELL GROWTH FUND)


                                                                            Period
                                                                             Ended         Year            Year          Period
                                                                           4/30/06         Ended           Ended          Ended
                                                                        (unaudited)       10/31/05       10/31/04      10/31/03(a)
                                                                        ------------       ------           ------        ------
Net Asset Value, Beginning of Period................................                       $21.43           $20.69        $18.59
                                                                                           ------           ------        ------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (loss)..................................                         (0.01)(b)       (0.01)(b)      0.05(b)
      Net realized and unrealized gain on investments...............                         1.83(b)          0.77(b)       2.05(b)
                                                                                          -------          -------      --------
        Total from investment operations............................                         1.82             0.76          2.10
                                                                                          -------          -------      --------
LESS DISTRIBUTIONS:
   Distributions from and in excess of net investment income........                        (0.02)           (0.02)           --
                                                                                          -------          -------     ---------
      Total distributions...........................................                        (0.02)           (0.02)           --
                                                                                          -------          -------     ---------
   Net increase in net asset value..................................                         1.80             0.74          2.10
                                                                                          -------          -------      --------
   Net Asset Value, End of Period...................................                       $23.23           $21.43        $20.69
                                                                                           ======           ======        ======

TOTAL RETURN........................................................                         8.50%            3.65%        11.30%(c)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's).............................                       $   703         $   459       $   111
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser.....                         1.25%            1.24%         1.30%
      After reimbursement and/or waiver of expenses by Adviser......                         1.25%            1.24%         1.30%
   Ratios of net investment income (loss) to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser.....                        (0.02)%          (0.02)%        0.32%
      After reimbursement and/or waiver of expenses by Adviser......                        (0.02)%          (0.02)%        0.32%
      Portfolio Turnover............................................                        52.16%           52.86%        38.76%

------------------
(a) Aston/Montag & Caldwell Growth Fund -- Class R commenced investment operations on December 31, 2002.
(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c) Not Annualized.

GENERAL INFORMATION



If you wish to know more about Aston Funds, you will find additional information in the following documents:

SHAREHOLDER REPORTS

You will receive an unaudited semi-annual report dated April 30 and an annual report dated October 31 which is audited by an independent registered public accounting firm. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI, which is incorporated into this prospectus by reference to the extent that it relates to the Funds and dated _____, 2006, as amended from time to time, is available to you without charge and can be mailed to you upon request. It contains more detailed information about each Fund.

HOW TO OBTAIN REPORTS

CONTACTING ASTON FUNDS
You can get free copies of the reports and SAI, request other information and get answers to your questions about the Funds by contacting:

Address:    Aston Funds
            P.O. Box 9765
            Providence, RI 02940

Phone:      Shareholder Services &             800 992-8151
            Fund Literature
            Investment Advisor Services        800 597-9704

Web site:

OBTAINING INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION
("SEC") You can visit the EDGAR Database on the SEC's Web site at http://www.sec.gov to view the SAI and other information. You can also view and copy information about the Funds at the SEC's Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, you can call the SEC at 202 551-8090. Also, you can obtain copies of this information after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington D.C. 20549-0102.

ABN AMRO GOVERNMENT MONEY MARKET FUND


ABN AMRO MONEY MARKET FUND


ABN AMRO TAX-EXEMPT MONEY MARKET FUND


ABN AMRO TREASURY MONEY MARKET FUND

CLASS S SHARES
PROSPECTUS


 _____ , 2006


A DIVERSIFIED, ACTIVELY MANAGED FUND FAMILY WITH AN
INSTITUTIONAL PROCESS-DRIVEN APPROACH TO INVESTING.

NOT FDIC INSURED. NO BANK GUARANTEE. MAY LOSE VALUE.

The Securities and Exchange Commission has not approved or disapproved these or any mutual fund's shares or determined if this prospectus is accurate or complete. Any representation to the contrary is a crime.

                                                  ABN AMRO ASSET MANAGEMENT LOGO

                                                                TICKER SYMBOL
  MONEY MARKET FUNDS

  ABN AMRO Government Money Market Fund                             ABNXX
  ABN AMRO Money Market Fund                                        ATXXX
  ABN AMRO Tax-Exempt Money Market Fund                             ATAXX
  ABN AMRO Treasury Money Market Fund                               ATMXX

[ABN AMRO FUNDS LOGO]

          Thank you for your interest in ABN AMRO Money Market Funds. Please read this prospectus carefully and keep it for future reference.




        For a list of terms with definitions that you may find helpful as you read this prospectus, please refer to the "Investment Terms" section.
        --------------------------------------

        Mutual fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the Federal Deposit Insurance Corporation (FDIC).
        --------------------------------------

TABLE OF CONTENTS


                                                                    Page
ABN AMRO MONEY MARKET FUNDS                                           3
FUND SUMMARIES
Investment Objectives, Principal Investment Strategies and
  Risks, Fund Performance                                             4
    MONEY MARKET FUNDS
    ABN AMRO Government Money Market Fund                             4
    ABN AMRO Money Market Fund                                        5
    ABN AMRO Tax-Exempt Money Market Fund                             7
    ABN AMRO Treasury Money Market Fund                               9
FUND EXPENSES                                                        10
INVESTMENT TERMS                                                     11
MORE ABOUT ABN AMRO MONEY MARKET FUNDS                               12
    Risk Summary                                                     12
    Other Investment Strategies                                      12
PORTFOLIO HOLDINGS                                                   13
MANAGEMENT OF THE FUNDS                                              14
    The Adviser                                                      14
SHAREHOLDER INFORMATION                                              15
    Opening an Account                                               15
    Exchanging Shares                                                16
    Selling/Redeeming Shares                                         17
    Transaction Policies                                             20
    Account Policies and Dividends                                   21
    Additional Investor Services                                     21
    Retirement Plans                                                 22
    Distribution Plan 12b-1 Fees                                     22
    Shareholder Service Fee                                          22
DIVIDENDS, DISTRIBUTIONS AND TAXES                                   23
FINANCIAL HIGHLIGHTS                                                 24
GENERAL INFORMATION                                                  28

ABN AMRO Money Market Funds


Four of the ABN AMRO Money Market Funds are offered in this prospectus. Other money market funds are offered under separate prospectuses.


MONEY MARKET FUNDS

MONEY MARKET FUNDS invest in short-term, high quality money market securities. They seek to provide stable principal and regular income. The income provided by money market funds varies with interest rate movements.

WHO MAY WANT TO INVEST IN MONEY MARKET FUNDS
Money market funds may be appropriate if you:
-  want regular income
-  are investing for a short-term objective
-  want an investment that seeks to maintain a stable net asset value
- want a liquid investment that offers a checkwriting privilege (checks may be written in amounts of $100 or more)

Money market funds may also be appropriate if you want an investment that can serve as a "holding place" for money awaiting investment in long-term funds or for money that may be needed for occasional or unexpected expenses.

Money market funds are not appropriate if you want long-term capital appreciation.

No single fund is intended to be a complete investment program, but individual funds can be an important part of a balanced and diversified investment program. Mutual funds have the following general risks:
-  money market fund yields will fluctuate
-  you could lose money
-  you cannot be certain that a fund will achieve its investment objective

MONEY MARKET FUNDS

ABN AMRO Government Money Market Fund

INVESTMENT OBJECTIVE


The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES


Under normal conditions, the Fund invests 100% of its assets in U.S. government money market instruments and repurchase agreements involving these instruments, such as U.S. Treasury obligations and U.S. government agency securities. The dollar-weighted average maturity of the securities in the Fund is 90 days or less.

The portfolio manager:

- structures the Fund's portfolio based on interest rates, market conditions and liquidity needs

- monitors the Fund's investments and may adjust the Fund's average maturity in anticipation of changes in short-term interest rates

-  selects securities that:

  -  are denominated in U.S. dollars

  -  have high credit quality and minimal credit risk

  -  mature or reset in 397 days or less

PRINCIPAL RISKS OF INVESTING IN THIS FUND

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions.

U.S. GOVERNMENT AGENCY SECURITIES RISK: Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the issuer or instrumentality. While the U.S. government is able to provide financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the U.S. Treasury.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons.


CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and affect the Fund's yield.

INFLATION RISK: Inflation risk is the risk that inflation may erode the real value of an investment in the Fund.

MANAGER RISK: The performance of the Fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform the market or its peers. Also, the Fund could fail to meet its investment objective.

FUND PERFORMANCE


The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance. The Investor share class of the ABN AMRO Government Money Market Fund was reorganized into the Class S shares of the Fund on September 27, 2001, and the Fund adopted the name of its predecessor. Performance figures shown below include the performance of the Investor share class of the predecessor fund.

                           CALENDAR YEAR TOTAL RETURN

        4.82%          5.05%    4.91%    4.53%    5.74%    3.58%    1.23%    0.57%    0.75%    2.62%
        1996            1997     1998     1999     2000     2001     2002     2003     2004     2005

  Best quarter:         12/00    1.50%
  Worst quarter:         6/04    0.11%


Year-to-date performance for the period ended 6/30/06 was     %.


The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the iMoneyNet Government & Agency Retail Average. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2005)

                      1 Year    5 Years    10 Years
-------------------------------------------------------
ABN AMRO
  Government
  Money Market
  Fund(a)             2.62%      1.74%      3.36%
-------------------------------------------------------
iMoneyNet
  Government &
  Agency
  Retail
  Average             2.48%      1.66%      3.32%
-------------------------------------------------------

(a)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.


To obtain the Fund's current yield, please call 800 992-8151 or visit our Web
site at www.         .com.

MONEY MARKET FUNDS

ABN AMRO Money Market Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide as high a level of current income as is consistent with preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests substantially all of its assets in high quality money market instruments issued by corporations, banks and the U.S. government or its agencies or instrumentalities and repurchase agreements. The Fund may also invest in U.S. dollar-denominated securities of foreign issuers. The dollar-weighted average maturity of the securities in the Fund is 90 days or less.

The portfolio manager:
- structures the Fund's portfolio based on interest rates, market conditions and liquidity needs
- monitors the credit quality ratings of the Fund's investments and may adjust the Fund's average maturity in anticipation of changes in short-term interest rates
-  selects securities that:
  -  are denominated in U.S. dollars
  -  have high credit quality and minimal credit risk
  -  mature in or reset 397 days or less


PRINCIPAL RISKS OF INVESTING IN THIS FUND

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and affect the Fund's yield.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons.

INFLATION RISK: Inflation risk is the risk that inflation may erode the real value of an investment in the Fund.


U.S. GOVERNMENT AGENCY SECURITIES RISK: Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the issuer or instrumentality. While the U.S. government is able to provide financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the U.S. Treasury.


FOREIGN SECURITIES RISK: Investments in foreign securities can be more volatile than investments in U.S. securities. Diplomatic, political or economic developments unique to a country or region, including nationalization or appropriation, could affect foreign investments.

MANAGER RISK: The performance of the Fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform the market or its peers. Also, the Fund could fail to meet its investment objective.

MONEY MARKET FUNDS

FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance. The Investor share class of the ABN AMRO Money Market Fund was reorganized into the Class S shares of the Fund on September 27, 2001, and the Fund adopted the name of its predecessor. Performance figures shown below include the performance of the Investor share class of the predecessor fund.
                           CALENDAR YEAR TOTAL RETURN

        4.87%          5.12%    4.97%    4.60%    5.83%    3.62%    1.09%    0.47%    0.67%    2.56%
        1996            1997     1998     1999     2000     2001     2002     2003     2004     2005

  Best quarter:          12/00   1.51%
  Worst quarter:          3/04   0.08%


Year-to-date performance for the period ended 6/30/06 was     %.


The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the iMoneyNet First Tier Retail Average. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2005)

                      1 Year    5 Years    10 Years
-------------------------------------------------------
ABN AMRO Money
  Market
  Fund(a)             2.56%      1.67%      3.36%
-------------------------------------------------------
iMoneyNet
  First Tier
  Retail
  Average             2.45%      1.65%      3.35%
-------------------------------------------------------

(a)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.


To obtain the Fund's current yield, please call 800 992-8151 or visit our Web
site at www.         .com.

MONEY MARKET FUNDS

ABN AMRO Tax-Exempt Money Market Fund

INVESTMENT OBJECTIVE

The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from regular federal income tax and not included as a preference item under the federal alternative minimum tax.


PRINCIPAL INVESTMENT STRATEGIES

The Fund invests substantially all of its assets in high quality money market instruments issued by municipalities and other issuers, and under normal market conditions, at least 80% (as a fundamental policy) of its net assets in securities that pay income exempt from regular federal income and alternative minimum taxes. The dollar-weighted average maturity of the securities in the Fund is 90 days or less. Issuers may be located in any state, territory or possession of the U.S. or the District of Columbia.

The portfolio manager:
- emphasizes particular sectors of the municipal money market that are expected to outperform the market as a whole
- structures the Fund's portfolio based on interest rates, market conditions and liquidity needs
- monitors the Fund for credit quality changes and may adjust the Fund's average maturity in anticipation of changes in short-term interest rates
-  selects securities that:
  -  are denominated in U.S. dollars
  -  have high credit quality and minimal credit risk
  -  mature or reset in 397 days or less


PRINCIPAL RISKS OF INVESTING IN THIS FUND

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons.

INFLATION RISK: Inflation risk is the risk that inflation may erode the real value of an investment in the Fund.


MUNICIPAL SECURITIES RISK: Municipal securities are backed by the entities that issue them and/or other revenue streams. Like other fixed income securities, changes in interest rates and the credit rating or financial condition of the issuer affects securities' prices. The Fund may be more sensitive to an adverse economic, business or political development if it invests more than 25% of its assets in municipal instruments the interest upon which is paid solely from revenues of similar projects, or in industrial development bonds.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and affect the Fund's yield.

MANAGER RISK: The performance of the Fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform the market or its peers. Also, the Fund could fail to meet its investment objective.

MONEY MARKET FUNDS

FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance. The Investor share class of the ABN AMRO Tax-Exempt Money Market Fund was reorganized into the Class S shares of the Fund on September 27, 2001, and the Fund adopted the name of its predecessor. Performance figures shown below include the performance of the Investor share class of the predecessor fund.

                           CALENDAR YEAR TOTAL RETURN

        2.88%          3.10%    2.96%    2.75%    3.61%    2.14%    0.81%    0.42%    0.60%    1.79%
        1996            1997     1998     1999     2000     2001     2002     2003     2004     2005

  Best quarter:          12/00       0.95%
  Worst quarter:         09/03       0.07%


Year-to-date performance for the period ended 6/30/06 was     %.


The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the iMoneyNet National Retail Average. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2005)

                  1 Year    5 Years    10 Years
---------------------------------------------------
ABN AMRO
  Tax-Exempt
  Money Market
  Fund(a)         1.79%      1.15%      2.10%
---------------------------------------------------
iMoneyNet
  National
  Retail
  Average         1.76%      1.19%      2.11%
---------------------------------------------------

(a)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.


To obtain the Fund's current yield, please call 800 992-8151 or visit our Web
site at www.         .com.

MONEY MARKET FUNDS

ABN AMRO Treasury Money Market Fund

INVESTMENT OBJECTIVE

The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund invests at least 80% of its assets in U.S. Treasury money market instruments, repurchase agreements involving U.S. Treasury securities and shares of money market funds that primarily invest in U.S. Treasury obligations. The dollar-weighted average maturity of the securities in the Fund is 90 days or less.

The portfolio manager:
- structures the Fund's portfolio based on interest rates, market conditions and liquidity needs
- monitors the Fund's investments and may adjust the Fund's average maturity in anticipation of changes in short-term interest rates
-  selects securities that:
  -  are denominated in U.S. dollars
  -  have high credit quality and minimal credit risk
  -  mature or reset in 397 days or less

PRINCIPAL RISKS OF INVESTING IN THIS FUND

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons.
INFLATION RISK: Inflation risk is the risk that inflation may erode the real value of an investment in the Fund.


CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and affect the Fund's yield.

MANAGER RISK: The performance of the Fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform the market or its peers. Also, the Fund could fail to meet its investment objective.

FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance. The Investor share class of the ABN AMRO Treasury Money Market Fund was reorganized into the Class S shares of the Fund on September 27, 2001, and the Fund adopted the name of its predecessor. Performance figures shown below include the performance of the Investor share class of the predecessor fund.

                           CALENDAR YEAR TOTAL RETURN

        4.54%          4.70%    4.64%    4.37%    5.59%    3.43%    1.13%    0.51%    0.66%    2.52%
        1996            1997     1998     1999     2000     2001     2002     2003     2004     2005

  Best quarter:          12/00       1.47%
  Worst quarter:          3/04       0.09%


Year-to-date performance for the period ended 6/30/06 was     %.


The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the iMoneyNet Treasury & Repo Retail Average. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2005)

                  1 Year    5 Years    10 Years
---------------------------------------------------
ABN AMRO
  Treasury
  Money Market
  Fund(a)         2.52%      1.64%      3.19%
---------------------------------------------------
iMoneyNet
  Treasury &
  Repo Retail
  Average         2.38%      1.57%      3.22%
---------------------------------------------------

(a)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.


To obtain the Fund's current yield, please call 800 992-8151 or visit our Web
site at www.             .com.

Fund Expenses

As an investor in the Funds, you pay certain indirect fees and expenses, which are described in the table below.

SHAREHOLDER FEES

As a benefit of investing in Class S shares of these Funds, you do not incur any sales loads, exchange fees or redemption fees.


ANNUAL FUND OPERATING EXPENSES
Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from a Fund's assets and are expressed as an expense ratio, which is a percentage of average daily net assets.

                                                                                                   TOTAL                NET
                                                        MANAGEMENT   DISTRIBUTION      OTHER      EXPENSE     FEE     EXPENSE
FUND(A)                                                    FEES      (12B-1) FEES   EXPENSES(A)    RATIO    WAIVERS   RATIO(B)
ABN AMRO Government Money Market                           0.20%         0.25%          0.17%      0.62%       --%      0.62%
ABN AMRO Money Market                                      0.35          0.25           0.27       0.87      (0.14)     0.73
ABN AMRO Tax-Exempt Money Market                           0.35          0.25           0.11       0.71      (0.13)     0.58
ABN AMRO Treasury Money Market                             0.35          0.25           0.13       0.73      (0.12)     0.61

(a)Each Fund offers two classes of shares that invest in the same portfolio of securities: Class S and Class I. Class S shares are subject to a Rule 12b-1 distribution fee and a shareholder service fee which is included in "Other Expenses." Therefore, expenses and performance figures will vary between the classes. The information set forth in the table above and the example below relates only to Class S shares, which are offered in this prospectus. Class I shares are offered in a separate prospectus.

(b)The above table reflects a continuation of the Adviser's contractual undertakings to waive management fees and/or reimburse expenses exceeding the limits shown. The ratios shown above reflect the expenses for the fiscal year ended October 31, 2005. The Adviser is contractually obligated to waive management fees and/or reimburse expenses through February 28, 2007 for ABN AMRO Government Money Market Fund, ABN AMRO Money Market Fund, ABN AMRO Tax-Exempt Money Market Fund and ABN AMRO Treasury Money Market Fund to the extent necessary to maintain the net expense ratio at 0.63%, 0.73%, 0.58% and 0.61%, respectively.

EXAMPLE

This hypothetical example shows the operating expenses you would incur as a shareholder if you invested $10,000 in a Fund over the time periods shown and you redeem all your shares at the end of the period. The example assumes you reinvested all dividends and distributions, that the average annual return was 5% and that operating expenses remained the same. The example is for comparison purposes only and does not represent a Fund's actual or future expenses and returns.

FUND                                                            1 YEAR         3 YEARS         5 YEARS         10 YEARS
ABN AMRO Government Money Market                                 $63            $199            $346            $  774
ABN AMRO Money Market(a)                                          75             264             468             1,060
ABN AMRO Tax-Exempt Money Market(a)                               59             214             382               870
ABN AMRO Treasury Money Market(a)                                 62             221             394               895

(a)Includes one year of capped expenses in each period.

Investment Terms

The following is a list of terms with definitions that you may find helpful as you read this prospectus.

EXPENSE RATIO: A fund's cost of doing business, expressed as a percentage of its net assets and disclosed in a prospectus.

FIXED INCOME SECURITIES: Bonds and other securities that are used by issuers to borrow money from investors. Typically, the issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at a specified time in the future (maturity).

INVESTMENT OBJECTIVE: The goal that an investor and a mutual fund seek together. Examples include current income, long-term capital growth, etc.

ISSUER: The company, municipality or government agency that issues a security, such as a stock, bond or money market security.

MANAGEMENT FEE: The amount that a mutual fund pays to the investment adviser for its services.

IMONEYNET FIRST TIER RETAIL AVERAGE: The iMoneyNet First Tier Retail Average includes only non-government retail funds that also are not holding any second tier securities. Portfolio holdings of First Tier funds include U.S. Treasuries, U.S. government agency securities, repurchase agreements, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes, and asset backed commercial paper.

IMONEYNET GOVERNMENT & AGENCY RETAIL AVERAGE: The iMoneyNet Government & Agency Retail Average includes the most broadly based of the government retail funds. These funds can invest in U.S. Treasuries, U.S. government agency securities, and repurchase agreements whether or not they are backed by U.S. Treasuries, and government-backed floating rate notes.

IMONEYNET NATIONAL RETAIL AVERAGE: The iMoneyNet National Retail Average consists of all national tax-free and municipal retail funds. Portfolio holdings of tax-free funds include rated and unrated demand notes, rated and unrated general market notes, commercial paper, put bonds - 6 months and less, put bonds - over 6 months, AMT paper, and other tax-free holdings.

IMONEYNET TREASURY & REPO RETAIL AVERAGE: The iMoneyNet Treasury & Repo Retail Average includes only retail government funds that hold U.S. Treasuries and repurchase agreements backed by the U.S. Treasury.

MONEY MARKET SECURITIES: Short-term fixed income securities of federal and local governments, banks and corporations.

MUNICIPAL SECURITIES: Fixed income obligations of state and local governments. Investments in municipal securities may support special construction projects, such as roads or hospitals, in the municipality that issues them. Interest from municipal bonds is usually exempt from regular federal income tax and from state income tax only in the state of issue. Some municipal securities are insured and guarantee the timely payment of interest and repayment of principal.

MUTUAL FUND: An investment company that stands ready to buy back its shares at their current net asset value. Most mutual funds continuously offer new shares to investors.

NET ASSET VALUE (NAV): The per share value of a mutual fund, found by subtracting a fund's liabilities from its assets and dividing by the number of shares outstanding. Mutual funds calculate their NAVs at least once a day.

REPURCHASE AGREEMENTS: Repurchase agreements, or repos, are transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, a fund may incur a loss if the value of the security should decline, as well as any disposition costs in liquidating the security. ABN AMRO Money Market Fund may enter into repurchase agreements involving non-traditional collateral (such as high yield bonds or equity securities).

12B-1 FEE: A mutual fund fee, named for the SEC rule that permits it, used to pay for distribution costs, such as advertising and commissions paid to dealers. If a fund has a 12b-1 fee, it is found in the fee table of its prospectus.

U.S. GOVERNMENT SECURITIES: Fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the U.S. Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy. The guarantee, however, does not extend to the market prices for such securities, which can fluctuate.

YIELD: A measure of net income (dividends and interest) earned by the securities in a fund's portfolio, less the fund's expenses during a specified period. A fund's yield is expressed as a percentage of the maximum offering price per share on a specified day.

More About ABN AMRO Money Market Funds


RISK SUMMARY


The following chart compares the principal risks of investing in each Fund. More information about the risks associated with investing in the Funds can also be found in the Statement of Additional Information (SAI).


FUND                                                        CREDIT  FOREIGN   INFLATION   INTEREST  MANAGER MUNICIPAL      US
                                                                   SECURITIES               RATE            SECURITIES GOVERNMENT
                                                                                                                         AGENCY
                                                                                                                       SECURITIES

ABN AMRO Government Money Market Fund                         X                   X          X        X                    X
ABN AMRO Money Market Fund                                    X        X          X          X        X                    X
ABN AMRO Tax-Exempt Money Market Fund                         X                   X          X        X         X
ABN AMRO Treasury Money Market Fund                           X                   X          X        X

X = Risk factor applicable to a Fund.

OTHER INVESTMENT STRATEGIES

The investment policies of ABN AMRO Treasury Money Market Fund and ABN AMRO Government Money Market Fund relating to the type of securities in which 80% (100% for ABN AMRO Government Money Market Fund) of each Fund's assets must be invested may be changed by the Board of Trustees without shareholder approval. Shareholders will, however, receive at least 60 days' notice of such changes.

In addition to the principal investment strategies described in the Fund summaries, there may be times when the Funds use secondary investment strategies in seeking to achieve investment objectives. These strategies may involve additional risks.

COMMERCIAL PAPER
Commercial paper are short-term fixed income securities issued by banks, corporations and other borrowers. There is the risk that the issuer of the commercial paper will not be able to make principal and/or interest payments. Commercial paper may include securities issued in reliance on the private placement exemption under Section 4(2) of the Securities Act of 1933. Section 4(2) paper is generally sold to an institutional investor, such as a Fund, that agrees that it is purchasing the paper for investment and not with a view to public distribution. Any resale of Section 4(2) commercial paper must similarly be in an exempt transaction.

INVESTMENT COMPANIES
To the extent permitted by the Investment Company Act of 1940, as amended, the Funds may invest in securities issued by other investment companies. Generally, the Funds invest in other investment companies in connection with the management of their daily cash position. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses a Fund bears directly in connection with its own operations.

RULE 144A SECURITIES
Rule 144A securities are restricted securities that can be sold to qualified institutional buyers under the Securities Act of 1933. Investing in Rule 144A securities may increase the illiquidity of a Fund's investments in the event that an adequate trading market does not exist for these securities.

FUND                                                         COMMERCIAL INVESTMENT  MUNICIPAL  REPURCHASE RULE 144A     U.S.
                                                               PAPER    COMPANIES  OBLIGATIONS AGREEMENTS SECURITIES GOVERNMENT
                                                                                                                     SECURITIES

ABN AMRO Government Money Market Fund                                       X                     XP                    XP
ABN AMRO Money Market Fund                                      XP          X                     XP         XP         XP
ABN AMRO Tax-Exempt Money Market Fund                            X          X          XP         X           X
ABN AMRO Treasury Money Market Fund                                         X                     XP                    XP

X = Investment strategy applicable to a Fund.

P = Components of a Fund's principal investment strategy.

Portfolio Holdings


A description of the policies and procedures with respect to the disclosure of each Fund's portfolio holdings is available in the SAI and on our Web site at
www.         .com.

Management of the Funds

THE ADVISER

The Adviser provides management services to each Fund pursuant to an investment advisory agreement between the Fund and the Adviser. Under each agreement, the Adviser is paid an annual management fee by each Fund for its services based on the average daily net assets of the Fund. Each agreement between a Fund and its Adviser may be terminated at any time by the Fund or the Adviser upon 60 days' written notice to the other party. A Fund may effect termination by an action of the Board of Trustees or by a vote of a majority of the Fund's outstanding voting securities. The accompanying information highlights each Fund and its lead portfolio manager and his investment experience and the management fee paid by each Fund for the most recent fiscal year.


A discussion regarding the Board's basis for approving the Funds' investment advisory agreements is available in the Funds' shareholder report dated April 30, 2006.

ABN AMRO ASSET MANAGEMENT, INC.

ABN AMRO Asset Management, Inc. ("AAAM, Inc."), located at 161 N. Clark Street,
9th floor, Chicago, IL 60601, is the Adviser to the Funds. As of          ,
2006, AAAM, Inc. managed approximately $    billion in assets, consisting
primarily of institutional accounts, including insurance, pension and profit sharing accounts. Effective January 1, 2006, ABN AMRO Asset Management (USA) LLC ("AAAM LLC") merged into AAAM, Inc. Prior to the merger, AAAM LLC was the investment adviser to the Funds. As of the date of the merger, AAAM, Inc. assumed AAAM LLC's responsibilities under AAAM LLC's investment advisory agreements with the Funds and became the Funds' Adviser. Both entities are indirect and wholly-owned subsidiaries of ABN AMRO Holding N.V. and have substantially the same officers and directors.


FUND NAME                           PORTFOLIO MANAGER(S)          INVESTMENT EXPERIENCE
ABN AMRO Money Market Fund          William Anderson, CFA         Portfolio manager of each Fund since April 2005 and has
ABN AMRO Government Money                                         been with the Adviser or its affiliates since June 2004.
  Market Fund                                                     Previously, Mr. Anderson served as Vice President of
ABN AMRO Treasury Money                                           Global Short Term Investments at Aon Advisors, where he
  Market Fund                                                     managed and directed money market and short term
                                                                  fiduciary fund investments. Prior to that, he was
                                                                  Director of Investment Research at "Aon Capital
                                                                  Markets". Mr. Anderson earned his BA from Dartmouth
                                                                  College and his Master of Management in Finance,
                                                                  Accounting and Strategy from Northwestern University.

ABN AMRO Tax-Exempt Money Market    Steven L. Haldi               Portfolio Manager of the Fund since October 1999;
  Fund                                                            Managing Director of the Adviser. Before joining the
                                                                  Adviser, Mr. Haldi worked for 15 years at First National
                                                                  Bank of Chicago in the Fixed Income Portfolio Management
                                                                  Group. Mr. Haldi holds an MBA from Benedictine
                                                                  University and a BS in Finance from Eastern Illinois
                                                                  University.

                                                                MANAGEMENT FEE PAID FOR
                                                                   FISCAL YEAR ENDED
                                                                       10/31/05
                                                                   (AS A PERCENTAGE
                         FUND NAME                                  OF NET ASSETS)
ABN AMRO Government Money Market Fund                                    0.20%
ABN AMRO Money Market Fund                                               0.21%(a)
ABN AMRO Tax-Exempt Money Market Fund                                    0.22%(a)
ABN AMRO Treasury Money Market Fund                                      0.23%(a)

------------------------

(a)Taking into account fee waivers then in effect.

Shareholder Information

OPENING AN ACCOUNT


-  Read this prospectus carefully.

- Determine how much you want to invest. The minimum initial investment requirements for Class S shares of each Fund are as follows:

  o  Regular Accounts: $2,500
  o  Individual Retirement Accounts (IRAs) $500
  o Uniform Gift to Minor Accounts/Uniform Transfer to Minor Accounts (UGMA/UTMA) (custodial accounts for minors): $500
- Complete the account application and carefully follow the instructions. If you have any questions, please call 800 992-8151. Remember to complete the "Purchase, Exchange and Redemption Authorization" section of the account application to establish your account privileges and to avoid any delay and inconvenience of having to request these in writing at a later date.
-  Make your initial investment using the following table as a guideline.
- All account openings and subsequent transaction requests must be in "good order."
BUY, EXCHANGE AND SELL REQUESTS ARE IN "GOOD ORDER" WHEN
-  The account number and Fund name are included.
-  The amount of the transaction is specified in dollars or shares.
- Signatures of all owners appear exactly as they are registered on the account and are in original form, as photocopies are not accepted.
-  Any required Medallion Signature Guarantees (if applicable) are included.
- Other supporting legal documents (as necessary) are present, including such requirements for written requests as described on page 19.


       BUYING SHARES                    TO OPEN AN ACCOUNT                         TO ADD TO AN ACCOUNT ($50 MINIMUM)
THROUGH YOUR FINANCIAL          - Your financial representative is    - Your financial representative is responsible for
REPRESENTATIVE                    responsible for transmitting the      transmitting the order promptly.
                                  order promptly.
BY MAIL                         - Complete and sign your              - Return the investment slip from a statement with your
                                  application.                          check in the envelope provided and mail to us at the
ABN AMRO MONEY MARKET FUNDS     - Make your check payable to ABN        address at the left.
P.O. BOX 9765                     AMRO Money Market Funds and mail    - We accept checks, bank drafts, money orders, wires and ACH
PROVIDENCE, RI                    to us at the address at the           for purchases (see "Other Features" on page 19). Checks
02940                             left.                                 must be drawn on U.S. banks. There is a minimum $20 charge
                                - We accept checks, bank drafts         for returned checks.
OVERNIGHT DELIVERY                and money orders for purchases.     - Give the following wire/ACH information to your bank:
                                  Checks must be drawn on U.S.          Mellon Trust of New England
ABN AMRO MONEY MARKET FUNDS       banks to avoid any fees or            ABA #01-10-01234
101 SABIN STREET                  delays in processing.                 For: ABN AMRO Money Market Funds
PAWTUCKET, RI 02680             - We do not accept travelers,           A/C 140414
                                  temporary, post-dated, credit         FBO "Fund Number"
                                  card courtesy, second or third        "Your Account Number"
                                  party checks (which are checks        Include your name, account number, taxpayer identification
                                  made payable to someone other         number or Social Security number, address and the Fund(s)
                                  than the Funds).                      you wish to purchase in the wire instructions.
                                                                      - We do not accept travelers, temporary, post-dated, credit card courtesy, second or third party checks (which are
                                                                        checks made payable to someone other than the Funds).

       BUYING SHARES                    TO OPEN AN ACCOUNT                         TO ADD TO AN ACCOUNT ($50 MINIMUM)
BY PHONE                        - Obtain a Fund and account number    - Verify that your bank or credit union is a member of the
                                  by calling ABN AMRO Money Market      ACH.
800 992-8151                      Funds at the number at the left.    - To place your request with an Investor Services Associate,
                                - Instruct your bank (who may           call between 9 a.m. and 7 p.m. ET, Monday - Friday.
                                  charge a fee) to wire or ACH the    - You should complete the "Bank Account Information" section
                                  amount of your investment.            on your account application.
                                - Give the following wire/ACH         - When you are ready to add to your account, call ABN AMRO
                                  information to your bank:             Money Market Funds and tell the representative the Fund
                                  Mellon Trust of New England           name, account number, the name(s) in which the account is
                                  ABA #01-10-01234                      registered and the amount of your investment.
                                  For: ABN AMRO Money Market Funds    - Instruct your bank (who may charge a fee) to wire or ACH
                                  A/C 140414                            the amount of your investment.
                                  FBO "Fund Number"                   - Give the following wire/ACH information to your bank:
                                  "Your Account Number"                 Mellon Trust of New England
                                - Return your completed and signed      ABA #01-10-01234
                                  application to:                       For: ABN AMRO Money Market Funds
                                  ABN AMRO Money Market Funds           A/C 140414
                                  P.O. Box 9765                         FBO "Fund Number"
                                  Providence, RI 02940                  "Your Account Number"
                                                                        Include your name, account number, taxpayer identification number or Social Security number, address and the Fund(s)
                                                                        you wish to purchase in the wire instructions.
BY INTERNET                     - Download the appropriate account    - Verify that your bank or credit union is a member of the
                                  application(s) from our Web           ACH.
WWW.            .COM              site.                               - Complete the "Purchase, Exchange and Redemption
                                - Complete and sign the                 Authorization" section of your account application.
                                  application(s). Make your check     - Obtain a Personal Identification Number (PIN) from ABN
                                  payable to ABN AMRO Money Market      AMRO Money Market Funds for use on the Funds' Web site if
                                  Funds and mail it to the address      you have not already done so. To obtain a PIN, please call
                                  under "By Mail" above.                800 992-8151.
                                                                      - When you are ready to add to your account, access your
                                                                        account through the Funds' Web site and enter your
                                                                        purchase instructions in the highly secure area for
                                                                        shareholders only called "Account Access." ACH purchases
                                                                        on the Internet may take 3 to 4 business days.


EXCHANGING SHARES


After you have opened an account with us, you can exchange your shares within ABN AMRO Money Market Funds to meet your changing investment goals or other needs. This privilege is not designed for frequent trading and may be difficult to implement in times of drastic market changes.

HOW DOES AN EXCHANGE TAKE PLACE?
When you exchange your shares, you authorize the sale of your shares in one Fund to purchase shares of another Fund. In other words, you are requesting a sale and then a purchase. The exchange of your shares may be a taxable event for you.


You can exchange shares from one ABN AMRO Money Market Fund to another within the same class of shares. [You may also exchange between Class N and Class S shares of the Funds.] All exchanges to open new accounts must meet the minimum initial investment requirements. Exchanges may be made by mail, through the Internet or by phone at 800 992-8151 if you chose this option when you opened your account. For federal income tax purposes, in non-retirement accounts, each exchange into a different fund is treated as a sale and a new purchase.



The Funds reserve the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders. All exchange requests must be in "good order."

SELLING/REDEEMING SHARES

Once you have opened an account with us, you can sell your shares to meet your changing investment goals or other needs. All redemption requests must be in "good order." The following table shows guidelines for selling shares.


SELLING SHARES                  DESIGNED FOR...                       TO SELL SOME OR ALL OF YOUR SHARES...
THROUGH YOUR FINANCIAL          - Accounts of any type                - Your financial representative is responsible for
REPRESENTATIVE                                                          transmitting the order promptly.
BY MAIL                         - Accounts of any type                - Write and sign a letter of instruction indicating the Fund
                                - Sales or redemptions of any size      name, Fund number, your account number, the name(s) in
ABN AMRO                          (For redemptions over $50,000,        which the account is registered and the dollar value or
MONEY MARKET FUNDS                please see Medallion Signature        number of shares you wish to sell.
P.O. BOX 9765                     Guarantee on the next page)         - Include all signatures and any additional documents that
PROVIDENCE, RI                                                          may be required. Signatures must be in original form, as
02940                                                                   photocopies are not accepted.
                                                                      - Mail to us at the address at the left.
OVERNIGHT DELIVERY                                                    - A check will be mailed to the name(s) and address in which the account is registered. If you would like the check
ABN AMRO                                                                mailed to a different address, you must write a letter of
MONEY MARKET FUNDS                                                      instruction and have it Medallion Signature Guaranteed.
101 SABIN STREET                                                      - Proceeds may also be sent by wire or ACH (see "Other
PAWTUCKET, RI 02680                                                     Features" on page 19).

BY PHONE                        - Non-retirement accounts             - For automated service 24 hours a day using your touch-tone
                                - Sales of up to $50,000 (for           phone, call 800 992-8151.
800 992-8151                      accounts with telephone account     - To place your request with an Investor Services Associate,
                                  privileges)                           call between 9 a.m. and 7 p.m. ET, Monday - Friday.
                                                                      - A check will be mailed to the name(s) and address in which the account is registered. If you would like the check
                                                                        mailed to a different address, you must write a letter of
                                                                        instruction and have it Medallion Signature Guaranteed.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" on page 19).
                                                                      - The Funds reserve the right to refuse any telephone sales request and may modify the procedures at any time. The
                                                                        Funds make reasonable attempts to verify that telephone
                                                                        instructions are genuine, but you are responsible for any
                                                                        loss that you may bear from telephone requests.

SELLING SHARES                  DESIGNED FOR...                       TO SELL SOME OR ALL OF YOUR SHARES...
BY INTERNET                     - Non-retirement accounts             - Complete the "Purchase, Exchange and Redemption
                                                                        Authorization" section of your account application.
WWW.        .COM                                                      - Obtain a Personal Identification Number (PIN) from ABN
                                                                        AMRO Money Market Funds (800 992-8151) for use on the
                                                                        Funds' Web site if you have not already done so.
                                                                      - When you are ready to redeem a portion of your account,
                                                                        access your account through the Funds' Web site and enter
                                                                        your redemption instructions in the highly secure area for shareholders only called "Account Access." A check for the proceeds will be mailed to you at the address of record.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" on page 19).
BY MONEY MARKET CHECKWRITING    - Regular accounts                    - Request the free checkwriting privilege on your
                                                                        application.
                                                                      - Verify that the shares to be sold were purchased more than
                                                                        15 days earlier or were purchased by wire, otherwise there can be up to a 15-day hold on checks.
                                                                      - You may write unlimited checks, each for $100 or more. You cannot close an account by writing a check.
                                                                      - You continue to earn dividends until checks are presented for payment. There is a $30 charge for returned checks.
                                                                      - Currently, there is no charge for this privilege, but the
                                                                        Funds reserve the right to add one.
                                                                      - Canceled checks are available upon request but there is a fee to receive them.
                                                                      - The Funds may cancel this privilege at any time by giving notice to you.


SELLING SHARES IN WRITING
In certain circumstances, you must make your request to sell shares in writing. You may need to include a Medallion Signature Guarantee (which protects you against fraudulent orders) and additional items with your request, as shown in the table below.
WE REQUIRE MEDALLION SIGNATURE GUARANTEES IF:
-  your address of record has changed within the past 30 days
-  you are selling more than $50,000 worth of shares
- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or other than wire or ACH sent to the bank account of the registered owner(s)
----------------------------------------------------------------
WHAT IS A MEDALLION SIGNATURE GUARANTEE?
A Medallion Signature Guarantee verifies the authenticity of your signature and may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a Medallion Program recognized by the Securities Transfer Association.
Medallion Signature Guarantees help ensure that major transactions or changes to your account are in fact authorized by you. For example, we require a Medallion Signature Guarantee on written redemption requests for more than $50,000. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

A NOTARY PUBLIC STAMP OR SEAL CANNOT BE SUBSTITUTED FOR A MEDALLION SIGNATURE GUARANTEE.
----------------------------------------------------------------

SELLER                                 REQUIREMENTS FOR WRITTEN REQUESTS
Owners of individual, joint, sole      - Letter of instruction
proprietorship, UGMA/UTMA, or general  - On the letter, the signatures and titles of all persons
partner accounts                         authorized to sign for the account, exactly as the account is registered, must be in original form, as photocopies
                                         are not accepted
                                       - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous page for more details)
Owners of corporate or association     - Letter of instruction
accounts                               - Corporate resolution certified within the past 12 months
                                       - On the letter, the signatures and titles of all persons
                                         authorized to sign for the accounts, exactly as the
                                         account is registered, must be in original form, as
                                         photocopies are not accepted
                                       - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous page for more details)
Owners or trustees of trust accounts   - Letter of instruction
                                       - On the letter, the signature of the trustee(s) must be in original form, as photocopies are not accepted
                                       - If the names of all trustees are not registered on the
                                         account, a copy of the trust document certified within the past 12 months
                                       - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous page for more details)
Joint tenancy shareholders whose       - Letter of instruction signed by the surviving tenant must
co-tenants are deceased                  be in original form, as photocopies are not accepted
                                       - Copy of death certificate
                                       - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous page for more details)
Executors of shareholder estates       - Letter of instruction signed by executor must be in
                                         original form, as photocopies are not accepted
                                       - Copy of order appointing executor must be in original
                                         form, as photocopies are not accepted
                                       - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous page for more details)
Administrators, conservators,          - Call 800 992-8151 for instructions
guardians and other sellers or
account types not listed above
IRA accounts                           - IRA distribution request form completed and signed. Call
                                         800 992-8151 for a form.

OTHER FEATURES
The following other features are also available to buy and sell shares of the Funds.

WIRE. To purchase and sell shares via the Federal Reserve Wire System:

- You must authorize ABN AMRO Money Market Funds to honor wire instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.

- To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.

For accounts with existing wire instructions, wire redemptions may be placed over the phone. However, any changes made to existing wire instructions will only be accepted with a Medallion Signature Guaranteed letter of instruction.


AUTOMATED CLEARING HOUSE (ACH). To transfer money between your bank account and your ABN AMRO Funds Money Market account(s):


- You must authorize ABN AMRO Money Market Funds to honor ACH instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.

- Most transfers are completed within three business days of your call. ACH purchases will receive the NAV calculated on the day the money is received.
- There is no fee to your account for this transaction and generally, no fee from your bank.

REDEMPTIONS IN KIND
The Funds have elected, under Rule 18f-1 under the Investment Company Act of 1940, as amended, to pay sales proceeds in cash up to $250,000 or 1% of each Fund's total value during any 90-day period for any one shareholder, whichever is less.

Larger redemptions may be detrimental to existing shareholders. While we intend to pay all sales proceeds in cash, we reserve the right to make higher payments to you in the form of certain marketable securities of a Fund. This is called a "redemption in kind." You may need to pay certain sales charges related to a redemption in kind, such as brokerage commissions, when you sell the securities. The redemption in kind is a taxable event for federal income tax purposes in the same manner as when sales proceeds are paid in cash.

INVOLUNTARY REDEMPTIONS
To reduce expenses, we may sell your shares and close your fund position(s) if its value falls below $1,500 for any reason. We will give you 30 days notice before we sell your shares. This gives you an opportunity to purchase enough shares to raise the value of your fund position above $2,500 to avoid closing it out. We will not close out fund positions in IRAs, custodial accounts for minors, or Automatic Investment Plans.

TRANSACTION POLICIES

CALCULATING SHARE PRICE
When you buy, exchange or sell shares, the net asset value (NAV) next determined is used to price your purchase or sale. The NAV for each share class of a Fund is determined each business day at the close of regular trading on the New York Stock Exchange (NYSE) (typically 4:00 p.m. Eastern Time (ET)) by dividing a class's net assets by the number of its shares outstanding. In addition, ABN AMRO Government Money Market, ABN AMRO Money Market, ABN AMRO Tax-Exempt Money Market and ABN AMRO Treasury Money Market Funds also calculate the NAV at 10:00 a.m. and 12:00 p.m. ET for its Class S Shares. Currently, the Funds observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day. Each Fund uses the amortized cost method to value its investments. Portfolio securities are valued at their purchase price and adjustments for discounts or premiums are reflected in their acquisition cost. The amortized cost method of valuation is designed to help a Fund maintain a constant price of $1.00 per share.

EXECUTION OF REQUESTS

Each Fund is open on each business day that the NYSE is open for trading (with the exception of Columbus Day and Veterans' Day, as noted above). The NYSE is not open on weekends or national holidays. Buy, exchange and sell requests are executed at the NAV next calculated after ABN AMRO Money Market Funds or an authorized broker or designee receives your mail, Internet or telephone request in "good order." Purchase orders and redemption requests for each Fund, except ABN AMRO Tax-Exempt Money Market Fund, must be received by 1 p.m. (ET) for same day processing. Purchase orders and redemption requests for ABN AMRO Tax-Exempt Money Market Fund must be received by 12 p.m. (ET) for same day processing. On days when fixed income markets close before the NYSE, the Funds may advance the time by which purchase, redemption or exchange orders must be received in order to receive same business day credit. On days when the Federal Reserve Cash Settlement System closes earlier than normal, this time may be accelerated. Sales proceeds are normally sent the next business day, but are always sent within seven days of receipt of a request in "good order." Brokers and their authorized designees are responsible for forwarding purchase orders and redemption requests to the Funds.



Shares of ABN AMRO Money Market Funds can also be purchased through broker-dealers, banks and trust departments that may charge you a transaction or other fee for their services. These fees are not charged if you purchase shares directly from ABN AMRO Money Market Funds.


A Fund may be required to "freeze" your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.


The Funds reserves the right to:

- refuse any purchase or exchange of shares if it could adversely affect a Fund or its operations
-  suspend the offering of Fund shares
- change the initial and additional investment minimums or waive these minimums for any investor
- delay sending you your sales proceeds for up to 15 days if you purchased shares by check. A minimum $20 charge will be assessed if any check used to purchase shares is returned
-  change, withdraw or waive various services, fees and account policies

CUSTOMER IDENTIFICATION PROGRAM

Federal law requires the Funds to obtain, verify and record identifying information for each investor who opens or reopens an account with ABN AMRO Money Market Funds. An investor may be an individual or a person other than an individual (such as a corporation, partnership or trust). Such identifying information may include the name, residential or business street address, principal place of business, local office or other physical location (for a person other than an individual), date of birth (for an individual), social security or taxpayer identification number or other identifying information. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, the Funds reserve the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in the Funds or to involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified. The Funds and their agents will not be responsible for any loss in an investor's account resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity cannot be verified.


MONEY MARKET TRADING
Your purchase will be processed at the net asset value calculated after your investment has been converted to federal funds. On days when the NYSE is open for trading and Federal banks are closed (currently, Columbus Day and Veterans'
Day), conversion into federal funds does not occur until the next business day. If you invest by check or a non-federal funds wire, you should allow one business day after receipt for conversion into federal funds.

SHORT-TERM AND EXCESSIVE TRADING

The Funds are designed for liquidity needs and are not actively monitored for market timing. As a result, the Funds' Board of Trustees has determined that it would be appropriate for the Funds not to adopt policies and procedures with respect to frequent trading. Nevertheless, the Funds reserve the right to reject or limit any purchase, including exchange purchases, or to terminate or limit exchange privileges if it appears that the Funds are being used to facilitate short-term and excessive trading with other Funds in the fund complex.


ACCOUNT POLICIES AND DIVIDENDS

ACCOUNT STATEMENTS
In general, you will receive quarterly account statements. In addition, you will also receive account statements:
- after every transaction that affects your account balance (except for dividend reinvestments, automatic investment plans or systematic withdrawal plans)
-  after any change of name or address of the registered owner(s)


The Funds may charge a fee for certain services, such as providing historical account documents.


MAILINGS TO SHAREHOLDERS

To help reduce Fund expenses and environmental waste, ABN AMRO Money Market Funds combines mailings for multiple accounts going to a single household by delivering Fund reports (annual and semi-annual reports, prospectuses, etc.) in a single envelope. If you do not want us to continue consolidating your Fund mailings and would prefer to receive separate mailings with multiple copies of Fund reports, please call one of our Investor Services Associates at 800 992-8151.


DIVIDENDS
The Funds will declare dividends daily and pay dividends monthly and distribute net capital gains, if any, at least once a year, in December.

UNCASHED CHECKS
Checks should be cashed upon receipt, as we will not pay interest on uncashed checks.

DIVIDEND REINVESTMENTS
Many investors have their dividends reinvested in additional shares of the same Fund. If you choose this option, or if you do not indicate a choice, your dividends will be automatically reinvested on the dividend payable date. You can also choose to have a check for your dividends mailed to you by choosing this option on your account application.

ADDITIONAL INVESTOR SERVICES


AUTOMATIC INVESTMENT PLAN

The Automatic Investment Plan allows you to set up a regular transfer of funds from your bank account to the Fund(s) of your choice. You determine the amount of your investment, and you can terminate the program at any time. To take advantage of this feature:

- Write and sign a letter of instruction including the fund name, fund number, your account number, the name(s) in which the account is registered, the dollar value of shares you wish to purchase each month and the date each month for which the automatic investment is to be made.
-  Include a voided check.
-  Mail to:

   ABN AMRO Money Market Funds

   P.O. Box 9765
   Providence, RI 02940


         FUNDS WEB SITE


         Funds maintains a Web site located at http://www.         .com. You can
purchase, exchange and redeem shares, and access information such as your account balance and the Funds' NAVs through our Web site. In order to engage in shareholder transactions on our Web site, you must obtain a Personal Identification Number (PIN) by calling us at 800 992-8151. One of our Investor Services Associates will ask a series of questions to verify your identity and assign a temporary PIN that will allow you to log onto "Account Access" on our site. You will be prompted to change the temporary PIN to a new PIN, which will be known only to you, and then you may access your account information. You may also need to have bank account information, wire instructions, ACH instructions or other options established on your account.


The Funds have procedures in place to try to prevent unauthorized access to your account information. The Funds and their agents will not be responsible for any losses resulting from unauthorized transactions on our Web site.]


RETIREMENT PLANS


The Funds offer a range of retirement plans, including Traditional, Roth and Education Savings Accounts (formerly Education IRAs), SIMPLE IRAs and SEP IRAs. Using these plans, you can invest in any ABN AMRO Money Market Fund with a low minimum investment of $500. The annual maintenance fee for IRAs is $15 per account (not to exceed $30), but it is waived if you have $35,000 or more in assets. The fee is assessed every December for the current calendar year. To find out more, call ABN AMRO Money Market Funds at 800 992-8151.


DISTRIBUTION PLAN 12b-1 FEES

To pay for the cost of promoting the Funds and servicing your shareholder account, the Funds have adopted a Rule 12b-1 distribution plan. Under this plan, an annual fee of no more than 0.25% is paid out of each Fund's Class S shares' average daily net assets to reimburse the distributor for certain expenses associated with the distribution of Fund shares and for services provided to shareholders. Over time, these fees may increase the cost of your investment and may cost more than paying other types of sales charges.


In addition to distribution and service fees paid by the Funds, the Adviser or its affiliates compensate many intermediaries that distribute and/or service investors in the Funds for various services out of their own assets and not as an additional charge to the Funds. These additional payments, which are sometimes referred to as "revenue sharing," may represent a premium over payments made by other fund families, and may create an added incentive for investment professionals to sell or recommend the Funds over other funds offered by competing fund families. The revenue sharing payments may differ for each fund within the fund complex, including within the same intermediary, and across intermediaries. These payments include intercompany payments between the Adviser and its affiliates.


SHAREHOLDER SERVICE FEE

The Funds have adopted a shareholder servicing plan for the Class S shares of each Fund (the "Shareholder Servicing Plan"). Under the Shareholder Servicing Plan, the Funds pay a fee of up to 0.25% of the average daily net assets of the Class S shares. This fee is paid to the distributor to perform, or to compensate other service providers for performing, the following administrative services for shareholders: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; providing sweep services; and processing dividend payments.

It is possible that an intermediary may offer different classes of shares to its customers and differing services to the classes, and thus receive compensation with respect to different classes. Intermediaries also may charge separate fees to their customers.

Dividends, Distributions and Taxes

Typically, each Fund pays its shareholders dividends from its net investment income once a month, and distributes net capital gains, if any, once a year. The Funds do not expect to distribute capital gains to shareholders. Dividends and distributions are reinvested in additional Fund shares unless the investor instructs the Fund otherwise.

Fund distributions, regardless of whether received in cash or reinvested in additional shares, may be subject to federal income tax.

ABN AMRO Tax-Exempt Money Market Fund intends to pay its shareholders dividends that are exempt from regular federal income tax and are not included as a preference item under the federal alternative minimum tax. The Fund, however, may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax or that is subject to the federal alternative minimum tax. Income exempt from federal income tax may be subject to state and local taxes. Dividends paid by ABN AMRO Tax-Exempt Money Market Fund that are derived from capital gains, if any, will be subject to federal income tax.

The Funds may be required to withhold U.S. federal income tax on all taxable distributions and redemption proceeds payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified (or when the Fund is notified) by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is 28%.

Each investor's tax situation is unique. Investors should consult a tax professional about federal, state and local tax consequences.

Financial Highlights


These financial highlights tables are to help you understand the Funds' financial performance. The following schedules present financial highlights for one share of the Funds outstanding throughout the periods indicated. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds' financial statements as of October 31, 2005 which have been audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, is included in the Funds' Annual Report, which is available upon request, and the unaudited semi-annual financial statements as of April 30, 2006, included in the Funds' Semi-Annual Report which is also available upon request.


ABN AMRO GOVERNMENT MONEY MARKET FUND



                                        Period        Year       Year       Year       Year     Ten Months              Year
                                         Ended       Ended      Ended      Ended      Ended       Ended                Ended
                                        4/30/06     10/31/05   10/31/04   10/31/03   10/31/02    10/31/01             12/31/00
                                        -------     --------   --------   --------   --------   ----------            --------
                                      (unaudited)
Net Asset Value, Beginning of Period                $   1.00   $   1.00   $   1.00   $   1.00   $     1.00          $       1.00
                                                    --------   --------   --------   --------   ----------          ------------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                               0.02       0.01       0.01       0.01         0.03                  0.06
                                                    --------   --------   --------   --------   ----------          ------------
LESS DISTRIBUTIONS FROM:
    Net investment income                              (0.02)     (0.01)     (0.01)     (0.01)       (0.03)                (0.06)
    Net realized gain on investment                       --(a)       --        --         --           --                    --
                                                    --------   --------   --------   --------   ----------          ------------
    Total distributions                                (0.02)     (0.01)     (0.01)     (0.01)       (0.03)                (0.06)
                                                    --------   --------   --------   --------   ----------          ------------
Net Asset Value, End of Period                      $   1.00   $   1.00   $   1.00   $   1.00   $     1.00          $       1.00
                                                    ========   ========   ========   ========   ==========          ============
TOTAL RETURN                                            2.26%      0.58%      0.65%      1.36%        3.30%(b)              5.74%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                 $31,621    $32,911    $41,768    $30,590      $44,190               $76,097
Ratio of expenses to average net
assets:
  Before reimbursement and/or waiver
    of expenses by Adviser                              0.62%      0.62%      0.62%      0.63%        0.71%                 0.91%
  After reimbursement and/or waiver
    of expenses by Adviser                              0.62%      0.62%      0.62%      0.63%        0.63%                 0.65%
Ratio of net investment income to
average net assets:
  Before reimbursement and/or waiver
    of expenses by Adviser                              2.28%      0.59%      0.65%      1.37%        3.81%                 5.34%
  After reimbursement and/or waiver
    of expenses by Adviser                              2.28%      0.59%      0.65%      1.37%        3.89%                 5.60%


------------------------

(a)Represent less than $0.005 per share.

(b)Not Annualized

ABN AMRO MONEY MARKET FUND



                                     Period           Year          Year          Year          Year     Ten Months        Year
                                      Ended          Ended         Ended         Ended         Ended       Ended          Ended
                                     4/30/06        10/31/05      10/31/04      10/31/03      10/31/02    10/31/01       12/31/00
                                     -------        --------      --------      --------      --------   ----------      --------
                                   (unaudited)
Net Asset Value, Beginning of
  Period                                            $   1.00      $   1.00      $   1.00      $   1.00   $     1.00      $   1.00
                                                    --------      --------      --------      --------   ----------      --------
  INCOME FROM INVESTMENT
    OPERATIONS:
  Net investment income                                 0.02          0.01          0.01          0.01(a)       0.03         0.06
                                                    --------      --------      --------      --------   ----------      --------
  Less distributions from net
    investment income                                  (0.02)        (0.01)        (0.01)        (0.01)       (0.03)        (0.06)
                                                    --------      --------      --------      --------   ----------      --------
Net Asset Value, End of Period                      $   1.00      $   1.00      $   1.00      $   1.00   $     1.00      $   1.00
                                                    ========      ========      ========      ========   ==========      ========
TOTAL RETURN                                            2.20%         0.50%         0.55%         1.22%        3.34%(b)      5.83%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in
  000's)                                            $171,508      $132,831      $132,233      $143,446     $176,451      $231,648
Ratio of expenses to average net
  assets:
  Before reimbursement and/or
    waiver of expenses by Adviser                       0.87%         0.86%         0.86%         0.85%        0.94%         1.06%
  After reimbursement and/or
    waiver of expenses by Adviser                       0.73%         0.73%         0.73%         0.73%        0.72%         0.69%
Ratio of net investment income to
average net assets:
  Before reimbursement and/or
    waiver of expenses by Adviser                       2.08%         0.37%         0.42%         1.09%        3.81%         5.08%
  After reimbursement and/or
    waiver of expenses by Adviser                       2.22%         0.50%         0.55%         1.21%        4.03%         5.45%


------------------------

(a)The selected per share data was calculated using weighted average shares method for the period.

(b)Not Annualized

ABN AMRO TAX-EXEMPT MONEY MARKET FUND



                                        Period        Year       Year       Year       Year     Ten Months          Year
                                         Ended       Ended      Ended      Ended      Ended       Ended            Ended
                                        4/30/06     10/31/05   10/31/04   10/31/03   10/31/02    10/31/01         12/31/00
                                        -------     --------   --------   --------   --------   ----------        --------
                                      (unaudited)
Net Asset Value, Beginning of Period                $   1.00   $   1.00   $   1.00   $   1.00   $     1.00        $   1.00
                                                    --------   --------   --------   --------   ----------        --------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                 0.02         --(a)       --(a)     0.01       0.02            0.04
                                                    --------   --------   --------   --------   ----------        --------
  Less distributions from net
    investment income                                  (0.02)        --(a)       --(a)    (0.01)      (0.02)         (0.04)
                                                    --------   --------   --------   --------   ----------        --------
Net Asset Value, End of Period                      $   1.00   $   1.00   $   1.00   $   1.00   $     1.00        $   1.00
                                                    ========   ========   ========   ========   ==========        ========
TOTAL RETURN                                            1.57%      0.49%      0.47%      0.87%        1.96%(b)        3.61%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                 $18,188    $27,230    $21,116    $20,930      $27,776         $65,046
Ratio of expenses to average net
assets:
  Before reimbursement and/or waiver
    of expenses by Adviser                              0.71%      0.71%      0.71%      0.70%        0.80%           1.05%
  After reimbursement and/or waiver
    of expenses by Adviser                              0.58%      0.58%      0.58%      0.58%        0.58%           0.57%
Ratios of net investment income to
average net assets:
  Before reimbursement and/or waiver
    of expenses by Adviser                              1.43%      0.36%      0.34%      0.74%        2.13%           3.07%
  After reimbursement and/or waiver
    of expenses by Adviser                              1.56%      0.49%      0.47%      0.86%        2.35%           3.55%


------------------------

(a)Represents less than $0.005 per share.

(b)Not Annualized

ABN AMRO TREASURY MONEY MARKET FUND



                                        Period           Year          Year          Year       Year     Ten Months     Year
                                         Ended          Ended         Ended         Ended      Ended       Ended       Ended
                                        4/30/06        10/31/05      10/31/04      10/31/03   10/31/02    10/31/01    12/31/00
                                        -------        --------      --------      --------   --------   ----------   --------
                                      (unaudited)
Net Asset Value, Beginning of Period                   $   1.00      $   1.00      $   1.00   $   1.00   $     1.00   $   1.00
                                                       --------      --------      --------   --------   ----------   --------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                                  0.02            --(a)       0.01       0.01         0.03       0.05
                                                       --------      --------      --------   --------   ----------   --------
  LESS DISTRIBUTIONS FROM:
    Net investment income                                 (0.02)           --(a)      (0.01)     (0.01)       (0.03)     (0.05)
    Net realized gain on investment                          --(a)         --            --         --           --         --
                                                       --------      --------      --------   --------   ----------   --------
    Total distributions                                   (0.02)           --         (0.01)     (0.01)       (0.03)     (0.05)
                                                       --------      --------      --------   --------   ----------   --------
Net Asset Value, End of Period                         $   1.00      $   1.00      $   1.00   $   1.00   $     1.00   $   1.00
                                                       ========      ========      ========   ========   ==========   ========
TOTAL RETURN                                               2.16%         0.50%         0.60%      1.22%        3.19%(b)     5.59%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                     $5,197        $7,154       $35,441    $31,128      $26,193    $13,422
Ratios of expenses to average net
assets:
  Before reimbursement and/or waiver
    of expenses by Adviser                                 0.73%         0.71%         0.71%      0.71%        0.81%      1.08%
  After reimbursement and/or waiver
    of expenses by Adviser                                 0.61%         0.61%         0.61%      0.61%        0.59%      0.60%
Ratios of net investment income to
average net assets:
  Before reimbursement and/or waiver
    of expenses by Adviser                                 1.92%         0.38%         0.49%      1.10%        3.51%      4.94%
  After reimbursement and/or waiver
    of expenses by Adviser                                 2.04%         0.48%         0.59%      1.20%        3.73%      5.42%


------------------------

(a)Represents less than $0.005 per share.

(b)Not Annualized

General Information


If you wish to know more about ABN AMRO Money Market Funds, you will find additional information in the following documents:


SHAREHOLDER REPORTS

You will receive an unaudited semi-annual report dated April 30 and an annual report dated October 31 which is audited by an independent registered public accounting firm.

STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI, which is incorporated into this prospectus by reference and dated
         , 2006, as amended from time to time, is available to you without charge and can be mailed to you upon request. It contains more detailed information about the Funds.


HOW TO OBTAIN REPORTS



CONTACTING ABN AMRO MONEY MARKET FUNDS

You can get free copies of the reports and SAI, request other information and get answers to your questions about the Funds by contacting:


Address:    ABN AMRO Money Market Funds
            P.O. Box 9765
            Providence, RI 02940
Phone:      Shareholder Services &         800 992-8151
            Fund Literature
            Investment Advisor Services    800 597-9704
Web site:   www. ________ .com


OBTAINING INFORMATION FROM THE SEC
You can visit the EDGAR Database on the SEC's Web site at http://www.sec.gov to view the SAI and other information. You can also view and copy information about the Funds at the SEC's Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, you can call the SEC at 202 942-8090. Also, you can obtain copies of this information after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington D.C. 20549-0102.

Investment Company Act File Number: 811-8004

ABN AMRO Money Market Funds

P.O. Box 9765
Providence, RI 02940

ABN-S-06                                          ABN AMRO ASSET MANAGEMENT LOGO

ABN AMRO GOVERNMENT MONEY MARKET FUND


ABN AMRO MONEY MARKET FUND


ABN AMRO TAX-EXEMPT MONEY MARKET FUND


ABN AMRO TREASURY MONEY MARKET FUND

CLASS I SHARES
PROSPECTUS


 _____ , 2006 - MONEY MARKET FUNDS


A DIVERSIFIED, ACTIVELY MANAGED FUND FAMILY WITH AN
INSTITUTIONAL PROCESS-DRIVEN APPROACH TO INVESTING.

NOT FDIC INSURED. NO BANK GUARANTEE. MAY LOSE VALUE.

The Securities and Exchange Commission has not approved or disapproved these or any mutual fund's shares or determined if this prospectus is accurate or complete. Any representation to the contrary is a crime.

                                                  ABN AMRO ASSET MANAGEMENT LOGO

                                                                TICKER SYMBOL
  MONEY MARKET FUNDS

  ABN AMRO Government Money Market Fund                             RGTXX
  ABN AMRO Money Market Fund                                        RTTXX
  ABN AMRO Tax-Exempt Money Market Fund                             RXTXX
  ABN AMRO Treasury Money Market Fund                               RTMXX

[ABN AMRO FUNDS LOGO]


          Thank you for your interest in ABN AMRO Money Market Funds. Please read this prospectus carefully and keep it for future reference.




        For a list of terms with definitions that you may find helpful as you read this prospectus, please refer to the "Investment Terms" section.
        --------------------------------------
        Mutual fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the Federal Deposit Insurance Corporation (FDIC).
        --------------------------------------

TABLE OF CONTENTS


                                                                    Page

FUND SUMMARIES
Investment Objectives, Principal Investment Strategies and
  Risks, Fund Performance                                             3
    MONEY MARKET FUNDS                                                3
    ABN AMRO Government Money Market Fund                             3
    ABN AMRO Money Market Fund                                        4
    ABN AMRO Tax-Exempt Money Market Fund                             6
    ABN AMRO Treasury Money Market Fund                               8
FUND EXPENSES                                                         9
INVESTMENT TERMS                                                     10
MORE ABOUT ABN AMRO MONEY MARKET FUNDS                               11
    Risk Summary                                                     11
    Other Investment Strategies                                      11
PORTFOLIO HOLDINGS                                                   12
MANAGEMENT OF THE FUNDS                                              13
    The Adviser                                                      13
SHAREHOLDER INFORMATION                                              14
    Opening an Account                                               14
    Exchanging Shares                                                15
    Selling/Redeeming Shares                                         16
    Transaction Policies                                             19
    Account Policies and Dividends                                   20
    Additional Investor Services                                     20
DIVIDENDS, DISTRIBUTIONS AND TAXES                                   21
FINANCIAL HIGHLIGHTS                                                 22
GENERAL INFORMATION                                                  26


No single fund is intended to be a complete investment program, but individual funds can be an important part of a balanced and diversified investment program. Mutual funds have the following general risks:
-  money market fund yields will fluctuate
-  you could lose money
-  you cannot be certain that a fund will achieve its investment objective

MONEY MARKET FUNDS

ABN AMRO Government Money Market Fund

INVESTMENT OBJECTIVE


The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES


Under normal conditions, the Fund invests 100% of its assets in U.S. government money market instruments and repurchase agreements involving these instruments, such as U.S. Treasury obligations and U.S. government agency securities. The dollar-weighted average maturity of the securities in the Fund is 90 days or less.

The portfolio manager:

- structures the Fund's portfolio based on interest rates, market conditions and liquidity needs

- monitors the Fund's investments and may adjust the Fund's average maturity in anticipation of changes in short-term interest rates

-  selects securities that:
  - are denominated in U.S. dollars
  - have high credit quality and minimal credit risk
  - mature or reset in 397 days or less

PRINCIPAL RISKS OF INVESTING IN THIS FUND


An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions.

U.S. GOVERNMENT AGENCY SECURITIES RISK: Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the issuer or instrumentality. While the U.S. government is able to provide financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the U.S. Treasury.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and affect the Fund's yield.

INFLATION RISK: Inflation risk is the risk that inflation may erode the real value of an investment in the Fund.

MANAGER RISK: The performance of the Fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform the market or its peers. Also, the Fund could fail to meet its investment objective.

FUND PERFORMANCE


The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance. The Common share class of the ABN AMRO Government Money Market Fund was reorganized into the Class I shares of the Fund on September 27, 2001, and the Fund adopted the name of its predecessor. Performance figures shown below include the performance of the Common share class of the predecessor fund.

                           CALENDAR YEAR TOTAL RETURN

        5.08%          5.33%    5.24%    4.87%    6.08%    3.92%    1.57%    0.90%    1.07%    2.95%
        1996            1997     1998     1999     2000     2001     2002     2003     2004     2005

  Best quarter:          12/00   1.58%
  Worst quarter:          6/04   0.18%


Year-to-date performance for the period ended 6/30/06 was   %.


The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the iMoneyNet Government & Agency Institutional Average. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2005)

                        1 Year    5 Years    10 Years
---------------------------------------------------------
ABN AMRO
  Government
  Money Market
  Fund(a)               2.95%      2.08%      3.68%
---------------------------------------------------------
iMoneyNet
  Government &
  Agency
  Institutional
  Average               2.86%      1.98%        N/A
---------------------------------------------------------

(a)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.


To obtain the Fund's current yield, please call 800 992-8151 or visit our Web site at www. ________ .com.

MONEY MARKET FUNDS

ABN AMRO Money Market Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide as high a level of current income as is consistent with preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests substantially all of its assets in high quality money market instruments issued by corporations, banks and the U.S. government or its agencies or instrumentalities and repurchase agreements. The Fund may also invest in U.S. dollar-denominated securities of foreign issuers. The dollar-weighted average maturity of the securities in the Fund is 90 days or less.

The portfolio manager:
- structures the Fund's portfolio based on interest rates, market conditions and liquidity needs
- monitors the credit quality ratings of the Fund's investments and may adjust the Fund's average maturity in anticipation of changes in short-term interest rates
-  selects securities that:
  - are denominated in U.S. dollars
  - have high credit quality and minimal credit risk
  - mature or reset in 397 days or less

PRINCIPAL RISKS OF INVESTING IN THIS FUND

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and affect the Fund's yield.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons.

INFLATION RISK: Inflation risk is the risk that inflation may erode the real value of an investment in the Fund.

U.S. GOVERNMENT AGENCY SECURITIES RISK: Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the issuer or instrumentality. While the U.S. government is able to provide financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the U.S. Treasury.

FOREIGN SECURITIES RISK: Investments in foreign securities can be more volatile than investments in U.S. securities. Diplomatic, political or economic developments unique to a country or region, including nationalization or appropriation, could affect foreign investments.

MANAGER RISK: The performance of the Fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform the market or its peers. Also, the Fund could fail to meet its investment objective.

FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance. The Common share class of the ABN AMRO Money Market Fund was reorganized into the Class I shares of the Fund on September 27, 2001, and the Fund adopted the name of its predecessor. Performance figures shown below include the performance of the Common share class of the predecessor fund.

                           CALENDAR YEAR TOTAL RETURN

        5.13%          5.41%    5.33%    4.98%    6.20%    3.99%    1.46%    0.83%    1.03%    2.93%
        1996            1997     1998     1999     2000     2001     2002     2003     2004     2005

  Best quarter:          12/00   1.60%
  Worst quarter:          3/04   0.17%


Year-to-date performance as of 6/30/06 was   %.

MONEY MARKET FUNDS

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the iMoneyNet First Tier Institutional Average. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2005)

                   1 Year    5 Years    10 Years
 ---------------------------------------------------
 ABN AMRO Money
   Market
   Fund(a)         2.93%      2.04%      3.71%
 ---------------------------------------------------
 iMoneyNet
   First Tier
  Institutional
   Average         2.92%      2.04%      3.72%
 ---------------------------------------------------

(a)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.


To obtain the Fund's current yield, please call 800 992-8151 or visit our Web site at www. ________ .com.

MONEY MARKET FUNDS

ABN AMRO Tax-Exempt Money Market Fund

INVESTMENT OBJECTIVE

The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from regular federal income tax and not included as a preference item under the federal alternative minimum tax.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests substantially all of its assets in high quality money market instruments issued by municipalities and other issuers, and under normal conditions, at least 80% (as a fundamental policy) of its net assets in securities that pay income exempt from regular federal income and alternative minimum taxes. The dollar-weighted average maturity of the securities in the Fund is 90 days or less. Issuers may be located in any state, territory or possession of the U.S. or the District of Columbia.

The portfolio manager:
- emphasizes particular sectors of the municipal money market that are expected to outperform the market as a whole
- structures the Fund's portfolio based on interest rates, market conditions and liquidity needs
- monitors the Fund for credit quality changes and may adjust the Fund's average maturity in anticipation of changes in short-term interest rates
-  selects securities that:
  - are denominated in U.S. dollars
  - have high credit quality and minimal credit risk
  - mature or reset in 397 days or less

PRINCIPAL RISKS OF INVESTING IN THIS FUND

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons.

INFLATION RISK: Inflation risk is the risk that inflation may erode the real value of an investment in the Fund.

MUNICIPAL SECURITIES RISK: Municipal securities are backed by the entities that issue them and/or other revenue streams. Like other fixed income securities, changes in interest rates and the credit rating or financial condition of the issuer affects securities' prices. The Fund may be more sensitive to an adverse economic, business or political development if it invests more than 25% of its assets in municipal instruments the interest upon which is paid solely from revenues of similar projects, or in industrial development bonds.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and affect the Fund's yield.

MANAGER RISK: The performance of the Fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform the market or its peers. Also, the Fund could fail to meet its investment objective.

MONEY MARKET FUNDS

FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance. The Common share class of the ABN AMRO Tax-Exempt Money Market Fund was reorganized into the Class I shares of the Fund on September 27, 2001, and the Fund adopted the name of its predecessor. Performance figures shown below include the performance of the Common share class of the predecessor fund.

                           CALENDAR YEAR TOTAL RETURN

        3.14%          3.36%    3.21%    3.01%    3.87%    2.40%    1.05%    0.67%    0.85%    2.05%
        1996            1997     1998     1999     2000     2001     2002     2003     2004     2005

  Best quarter:         12/00   1.01%
  Worst quarter:         9/03   0.13%


Year-to-date performance for the period ended 6/30/06 was     %.


The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the iMoneyNet National Institutional Average. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2005)

                          1 Year    5 Years    10 Years
-----------------------------------------------------------
ABN AMRO
  Tax-Exempt Money
  Market Fund(a)          2.05%      1.40%      2.35%
-----------------------------------------------------------
iMoneyNet National
  Institutional
  Average                 2.06%      1.43%      2.36%
-----------------------------------------------------------

(a)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.


To obtain the Fund's current yield, please call 800 992-8151 or visit our Web site at www. ________ .com.

MONEY MARKET FUNDS

ABN AMRO Treasury Money Market Fund

INVESTMENT OBJECTIVE

The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund invests at least 80% of its assets in U.S. Treasury money market instruments, repurchase agreements involving U.S. Treasury securities and shares of money market funds that primarily invest in U.S. Treasury obligations. The dollar-weighted average maturity of the securities in the Fund is 90 days or less.

The portfolio manager:
- structures the Fund's portfolio based on interest rates, market conditions and liquidity needs
- monitors the Fund's investments and may adjust the Fund's average maturity in anticipation of changes in short-term interest rates
-  selects securities that:
  - are denominated in U.S. dollars
  - have high credit quality and minimal credit risk
  - mature or reset in 397 days or less

PRINCIPAL RISKS OF INVESTING IN THIS FUND

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons.
INFLATION RISK: Inflation risk is the risk that inflation may erode the real value of an investment in the Fund.


CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and affect the Fund's yield.

MANAGER RISK: The performance of the Fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform the market or its peers. Also, the Fund could fail to meet its investment objective.

FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance. The Common share class of the ABN AMRO Treasury Money Market Fund was reorganized into the Class I shares of the Fund on September 27, 2001, and the Fund adopted the name of its predecessor. Performance figures shown below include the performance of the Common share class of the predecessor fund.

                           CALENDAR YEAR TOTAL RETURN

        4.80%          4.97%    4.90%    4.63%    5.85%    3.69%    1.39%    0.76%    0.91%    2.77%
        1996            1997     1998     1999     2000     2001     2002     2003     2004     2005

  Best quarter:          12/00   1.53%
  Worst quarter:          3/04   0.15%


Year-to-date performance for the period ended 6/30/06 was     %.


The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the iMoneyNet Treasury & Repo Institutional Average. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2005)

                          1 Year    5 Years    10 Years
-----------------------------------------------------------
ABN AMRO Treasury
  Money Market
  Fund(a)                 2.77%      1.90%       3.45%
-----------------------------------------------------------
iMoneyNet Treasury
  & Repo
  Institutional
  Average                 2.75%      1.86%        N/A
-----------------------------------------------------------

(a)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.


To obtain the Fund's current yield, please call 800 992-8151 or visit our Web site at www. ________ .com.

Fund Expenses

As an investor in the Funds, you pay certain indirect fees and expenses, which are described in the table below.

SHAREHOLDER FEES

As a benefit of investing in Class I shares of these Funds, you do not incur any sales loads, exchange fees or redemption fees.


ANNUAL FUND OPERATING EXPENSES
Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from a Fund's assets and are expressed as an expense ratio, which is a percentage of average daily net assets.

                                                                                       TOTAL                NET
                                                              MANAGEMENT    OTHER     EXPENSE     FEE     EXPENSE
FUND(A)                                                          FEES      EXPENSES    RATIO    WAIVERS   RATIO(B)
ABN AMRO Government Money Market                                 0.20%       0.10%     0.30%       --%      0.30%
ABN AMRO Money Market                                            0.35        0.16      0.51      (0.14)     0.37
ABN AMRO Tax-Exempt Money Market                                 0.35        0.11      0.46      (0.13)     0.33
ABN AMRO Treasury Money Market                                   0.35        0.13      0.48      (0.12)     0.36

(a)Each Fund offers two classes of shares that invest in the same portfolio of securities; Class I and Class S shares. Class I shares are not subject to a 12b-1 distribution fee or a shareholder service fee; therefore, expenses and performance figures will vary between the classes. The information set forth in the table above and the example below relates only to Class I shares, which are offered in this prospectus. Class S shares are offered in a separate prospectus.

(b)The above table reflects a continuation of the Adviser's contractual undertakings to waive management fees and/or reimburse expenses exceeding the limits shown. The ratios shown above reflect the expenses for the fiscal year ended October 31, 2005. The Adviser is contractually obligated to waive management fees and/or reimburse expenses through February 28, 2007 for ABN AMRO Government Money Market Fund, ABN AMRO Money Market Fund, ABN AMRO Tax-Exempt Money Market Fund and ABN AMRO Treasury Money Market Fund to the extent necessary to maintain the net expense ratio at 0.31%, 0.37%, 0.33% and 0.36%, respectively.

EXAMPLE

This hypothetical example shows the operating expenses you would incur as a shareholder if you invested $10,000 in a Fund over the time periods shown and you redeem all your shares at the end of the period. The example assumes you reinvested all dividends and distributions, that the average annual return was 5% and that operating expenses remained the same. The example is for comparison purposes only and does not represent a Fund's actual or future expenses and returns.

FUND                                                          1 YEAR         3 YEARS         5 YEARS         10 YEARS
ABN AMRO Government Money Market                               $31            $ 97            $169             $381
ABN AMRO Money Market(a)                                        38             149             271              627
ABN AMRO Tax-Exempt Money Market(a)                             34             134             245              567
ABN AMRO Treasury Money Market(a)                               37             142             257              592

(a)Includes one year of capped expenses in each period.

Investment Terms

The following is a list of terms with definitions that you may find helpful as you read this prospectus.

EXPENSE RATIO: A fund's cost of doing business, expressed as a percentage of its net assets and disclosed in a prospectus.

FIXED INCOME SECURITIES: Bonds and other securities that are used by issuers to borrow money from investors. Typically, the issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at a specified time in the future (maturity).

INVESTMENT OBJECTIVE: The goal that an investor and a mutual fund seek together. Examples include current income, long-term capital growth, etc.

ISSUER: The company, municipality or government agency that issues a security, such as a stock, bond or money market security.

MANAGEMENT FEE: The amount that a mutual fund pays to the investment adviser for its services.

IMONEYNET FIRST TIER INSTITUTIONAL AVERAGE: The iMoneyNet First Tier Institutional Average includes only non-government institutional funds that also are not holding any second tier securities. Portfolio holdings of First Tier funds include U.S. Treasuries, U.S. government agency securities, repurchase agreements, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes, and asset backed commercial paper.

IMONEYNET GOVERNMENT & AGENCY INSTITUTIONAL AVERAGE: The iMoneyNet Government & Agency Institutional Average includes the most broadly based of the government institutional funds. These funds can invest in U.S. Treasuries, U.S. government agency securities and repurchase agreements, whether or not they are backed by U.S. Treasuries, and government-backed floating rate notes.

IMONEYNET NATIONAL INSTITUTIONAL AVERAGE: The iMoneyNet National Institutional Average consists of all national tax-free and municipal institutional funds. Portfolio holdings of tax-free funds includes rated and unrated demand notes, rated and unrated general market notes, commercial paper, put bonds - 6 months and less, put bonds - over 6 months, AMT paper, and other tax-free holdings.

IMONEYNET TREASURY & REPO INSTITUTIONAL AVERAGE: The iMoneyNet Treasury & Repo Institutional Average includes only institutional government funds that hold U.S. Treasuries and repurchase agreements backed by the U.S. Treasury.

MONEY MARKET SECURITIES: Short-term fixed income securities of federal and local governments, banks and corporations.

MUNICIPAL SECURITIES: Fixed income obligations of state and local governments. Investments in municipal securities may support special construction projects, such as roads or hospitals, in the municipality that issues them. Interest from municipal bonds is usually exempt from regular federal income tax and from state income tax only in the state of issue. Some municipal securities are insured and guarantee the timely payment of interest and repayment of principal.

MUTUAL FUND: An investment company that stands ready to buy back its shares at their current net asset value. Most mutual funds continuously offer new shares to investors.

NET ASSET VALUE (NAV): The per share value of a mutual fund, found by subtracting a fund's liabilities from its assets and dividing by the number of shares outstanding. Mutual funds calculate their NAVs at least once a day.

NO-LOAD FUND: A mutual fund whose shares are sold without a sales charge and without a 12b-1 fee of more than 0.25% per year.

REPURCHASE AGREEMENTS: Repurchase agreements, or repos, are transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, a fund may incur a loss if the value of the security should decline, as well as any disposition costs in liquidating the security. ABN AMRO Money Market Fund may enter into repurchase agreements involving non-traditional collateral (such as high yield bonds or equity securities).

U.S. GOVERNMENT SECURITIES: Fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the U.S. Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy. The guarantee, however, does not extend to the market prices for such securities, which can fluctuate.

YIELD: A measure of net income (dividends and interest) earned by the securities in a fund's portfolio, less the fund's expenses during a specified period. A fund's yield is expressed as a percentage of the maximum offering price per share on a specified day.

More About ABN AMRO Money Market Funds


RISK SUMMARY


The following chart compares the principal risks of investing in each Fund. More information about the risks associated with investing in ABN AMRO Funds can also be found in the Statement of Additional Information (SAI).


FUND                                                         Credit  Foreign   Inflation  Interest Manager Municipal      US
                                                                    Securities              Rate           Securities Government
                                                                                                                        Agency
                                                                                                                      Securities

ABN AMRO Government Money Market Fund                          X                   X         X       X                    X
ABN AMRO Money Market Fund                                     X        X          X         X       X                    X
ABN AMRO Tax-Exempt Money Market Fund                          X                   X         X       X         X
ABN AMRO Treasury Money Market Fund                            X                   X         X       X

X = Risk factor applicable to a Fund.

OTHER INVESTMENT STRATEGIES


The investment policies of ABN AMRO Treasury Money Market Fund and ABN AMRO Government Money Market Fund relating to the type of securities in which 80% (100% for ABN AMRO Government Money Market Fund) of each Fund's assets must be invested may be changed by the Board of Trustees without shareholder approval. Shareholders will, however, receive at least 60 days' notice of such changes.

In addition to the principal investment strategies described in the Fund summaries, there may be times when the Funds use secondary investment strategies in seeking to achieve investment objectives. These strategies may involve additional risks.

COMMERCIAL PAPER
Commercial paper are short-term fixed income securities issued by banks, corporations and other borrowers. There is the risk that the issuer of the commercial paper will not be able to make principal and/or interest payments. Commercial paper may include securities issued in reliance on the private placement exemption under Section 4(2) of the Securities Act of 1933. Section 4(2) paper is generally sold to an institutional investor, such as a Fund, that agrees that it is purchasing the paper for investment and not with a view to public distribution. Any resale of Section 4(2) commercial paper must similarly be in an exempt transaction.

INVESTMENT COMPANIES
To the extent permitted by the Investment Company Act of 1940, as amended, the Funds may invest in securities issued by other investment companies. Generally, the Funds invest in other investment companies in connection with the management of their daily cash position. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses a Fund bears directly in connection with its own operations.

RULE 144A SECURITIES
Rule 144A securities are restricted securities that can be sold to qualified institutional buyers under the Securities Act of 1933. Investing in Rule 144A securities may increase the illiquidity of a Fund's investments in the event that an adequate trading market does not exist for these securities.

FUND                                                         COMMERCIAL INVESTMENT  MUNICIPAL  REPURCHASE RULE 144A     U.S.
                                                               PAPER    COMPANIES  OBLIGATIONS AGREEMENTS SECURITIES GOVERNMENT
                                                                                                                     SECURITIES

ABN AMRO Government Money Market Fund                                      X                      XP                    XP
ABN AMRO Money Market Fund                                      XP         X                      XP         XP         XP
ABN AMRO Tax-Exempt Money Market Fund                            X         X           XP          X          X
ABN AMRO Treasury Money Market Fund                                        X                      XP                    XP

X = Investment strategy applicable to a Fund.

P = Components of a Fund's principal investment strategy.

Portfolio Holdings


A description of the policies and procedures with respect to the disclosure of each Fund's portfolio holdings is available in the SAI and on our Web site at www. ________ .com.

Management of the Funds

THE ADVISER

The Adviser provides management services to each Fund pursuant to an investment advisory agreement between the Fund and the Adviser. Under each agreement, the Adviser is paid an annual management fee by each Fund for its services based on the average daily net asset of the Fund. Each agreement between a Fund and its Adviser may be terminated at any time by the Fund or the Adviser upon 60 days' written notice to the other party. A Fund may effect termination by an action of the Board of Trustees or by a vote of a majority of the Fund's outstanding voting securities. The accompanying information highlights each Fund and its lead portfolio manager and his investment experience and the management fee paid by each Fund for the most recent fiscal year.


The Adviser or its affiliates compensate many intermediaries that distribute and/or service investors in the Funds for various services out of their own assets and not as an additional charge to the Funds. These additional payments, which are sometimes referred to as "revenue sharing," may represent a premium over payments made by other fund families, and may create an added incentive for investment professionals to sell or recommend the Funds over other funds offered by competing fund families. The revenue sharing payments may differ for each fund within the fund complex, including within the same intermediary, and across intermediaries. These payments include intercompany payments between the Adviser and its affiliates.



A discussion regarding the Board's basis for approving the Funds' investment advisory agreements is available in the Funds' shareholder report dated April 30, 2006.


ABN AMRO ASSET MANAGEMENT

ABN AMRO Asset Management, Inc. ("AAAM, Inc."), located at 161 N. Clark Street, 9th floor, Chicago, IL 60601, is the Adviser of the Funds. As of ________ , 2006, AAAM, Inc. managed approximately $ ___ billion in assets, consisting primarily of institutional accounts, including insurance, pension and profit sharing accounts. Effective January 1, 2006, ABN AMRO Asset Management (USA) LLC ("AAAM LLC") merged into AAAM, Inc. Prior to the merger, AAAM LLC was the investment adviser of the Funds. As of the date of the merger, AAAM, Inc. assumed AAAM LLC's responsibilities under AAAM LLC's investment advisory agreements with the Funds and became the Funds' Adviser. Both entities are indirect and wholly-owned subsidiaries of ABN AMRO Holding N.V. and have substantially the same officers and directors.


FUND NAME                           PORTFOLIO MANAGER(S)       INVESTMENT EXPERIENCE
ABN AMRO Money Market Fund          William Anderson, CFA      Portfolio Manager of each Fund since April 2005 and has
ABN AMRO Government Money                                      been with the Adviser or its affiliates since June 2004.
  Market Fund                                                  Previously, Mr. Anderson served as Vice President of
ABN AMRO Treasury Money                                        Global Short Term Investments at Aon Advisors, where he
  Market Fund                                                  managed and directed money market fund and short-term
                                                               fiduciary fund investments. Prior to that, he was Director of Investment Research at Aon Capital Markets. Mr.
                                                               Anderson earned his BA from Dartmouth College and his
                                                               Master of Management in Finance, Accounting and Strategy
                                                               from Northwestern University.
ABN AMRO Tax-Exempt Money           Steven L. Haldi            Portfolio Manager of the Fund since October 1999; Managing
    Market Fund                                                Director of the Adviser. Before joining the Adviser, Mr.
                                                               Haldi worked for 15 years at First National Bank of
                                                               Chicago in the Fixed Income Portfolio Management Group.
                                                               Mr. Haldi holds an MBA from Benedictine University and a
                                                               BS in Finance from Eastern Illinois University.

                                                               MANAGEMENT FEE PAID FOR FISCAL
                                                                     YEAR ENDED 10/31/05
                         FUND NAME                             (AS A PERCENTAGE OF NET ASSETS)
ABN AMRO Government Money Market Fund                                      0.20%
ABN AMRO Money Market Fund                                                  0.21(a)
ABN AMRO Tax-Exempt Money Market Fund                                       0.22(a)
ABN AMRO Treasury Money Market Fund                                         0.23(a)

(a)Taking into account fee waivers then in effect.

Shareholder Information

OPENING AN ACCOUNT


-  Read this prospectus carefully.

- Determine how much you want to invest. The minimum initial investment requirements for Class I shares of these Funds is $1,000,000.

- Balances can be aggregated to meet the minimum initial investment requirements for the accounts of:
  o  clients of a financial consultant
  o immediate family members (i.e., a person's spouse, parents, children, siblings and in-laws)
  o  a corporation or other legal entity
-  Initial minimum investment requirements may be waived:
  o for affiliates, Trustees and employees of the Advisers or their affiliated companies.
  o with a "letter of intent." This letter would explain how the investor/financial consultant would purchase shares over a Board-approved specified period of time to meet the minimum investment requirement.
- Complete the account application and carefully follow the instructions. If you have any questions, please call 800 992-8151. Remember to complete the "Purchase, Exchange and Redemption Authorization" section of the account application to establish your account privileges and to avoid any delay and inconvenience of having to request these in writing at a later date.
-  Make your initial investment using the following table as a guideline.
- All account openings and subsequent transaction requests must be in "good order."
----------------------------------------------------------------

BUY, EXCHANGE AND SELL REQUESTS ARE IN "GOOD ORDER" WHEN
-  The account number and Fund name are included.
-  The amount of the transaction is specified in dollars or shares.
- Signatures of all owners appear exactly as they are registered on the account and are in original form, as photocopies are not accepted.
-  Any required Medallion Signature Guarantees (if applicable) are included.
- Other supporting legal documents (as necessary) are present, including such requirements for written request as described on page 18.
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       BUYING SHARES                    TO OPEN AN ACCOUNT                                TO ADD TO AN ACCOUNT
BY MAIL                         - Complete and sign your              - Return the investment slip from a statement with your
                                  application                           check in the envelope provided and mail to us at the
ABN AMRO MONEY MARKET FUNDS     - Make your check payable to ABN        address at the left.
P.O. BOX 9765                     AMRO Money Market Funds and mail    - We accept checks, bank drafts, money orders, wires and ACH
PROVIDENCE, RI 02940              to us at the address at the           for purchases (see "Other Features" on page 18). Checks
OVERNIGHT DELIVERY                left.                                 must be drawn on U.S. banks. There is a minimum $20 charge
                                - We accept checks, bank drafts         for returned checks.
ABN AMRO MONEY MARKET FUNDS       and money orders for purchases.     - Give the following wire/ACH information to your bank:
101 SABIN STREET                  Checks must be drawn on U.S.
PAWTUCKET, RI 02860               banks to avoid any fees or            Mellon Trust of New England
                                  delays in processing.                 ABA #01-10-01234
                                - We do not accept travelers,           For: ABN AMRO Money Market Funds
                                  temporary, post-dated, credit         A/C 140414
                                  card courtesy, second or third        FBO "Fund Number"
                                  party checks (which are checks        "Your Account Number"
                                  made payable to someone other         Include your name, account number, taxpayer identification
                                  than the Funds).                      number or Social Security number, address and the Fund(s)
                                                                        you wish to purchase in the wire instructions.
                                                                      - We do not accept travelers, temporary, post-dated, credit card courtesy, second or third party checks (which are
                                                                        checks made payable to someone other than the Funds).

       BUYING SHARES                    TO OPEN AN ACCOUNT                                TO ADD TO AN ACCOUNT
BY PHONE                        - Obtain a Fund and account number    - Verify that your bank or credit union is a member of the
                                  by calling ABN AMRO Money Market      ACH.
800 992-8151                      Funds at the number at the left.    - To place your request with an Investor Services Associate,
                                - Instruct your bank (who may           call between 9 a.m. and 7 p.m. ET, Monday - Friday.
                                  charge a fee) to wire or ACH the    - You should complete the "Bank Account Information" section
                                  amount of your investment.            on your account application.
                                - Give the following wire/ACH         - When you are ready to add to your account, call ABN AMRO
                                  information to your bank:             Money Market Funds and tell the representative the Fund
                                                                        name, account number, the name(s) in which the account is
                                  Mellon Trust of New England           registered and the amount of your investment.
                                  ABA #01-10-01234                    - Instruct your bank (who may charge a fee) to wire or ACH
                                  For: ABN AMRO Money Market Funds      the amount of your investment.
                                  A/C 140414                          - Give the following wire/ACH information to your bank:
                                  FBO "Fund Number"
                                  "Your Account Number"                 Mellon Trust of New England
                                - Return your completed and signed      ABA #01-10-01234
                                  application to:                       For: ABN AMRO Money Market Funds
                                                                        A/C 140414
                                  ABN AMRO Money Market Funds           FBO "Fund Number"
                                  P.O. Box 9765                         "Your Account Number"
                                  Providence, RI 02940
                                                                        Include your name, account number, taxpayer identification number or Social Security number, address and the Fund(s)
                                                                        you wish to purchase in the wire instructions.
BY INTERNET                     - Download the appropriate account    - Verify that your bank or credit union is a member of the
                                  application(s) from our Web           ACH.
WWW. ______ .COM                  site.                               - Complete the "Purchase, Exchange and Redemption
                                - Complete and sign the                 Authorization" section of your account application.
                                  application(s). Make your check     - Obtain a Personal Identification Number (PIN) from ABN
                                  payable to ABN AMRO Money Market      AMRO Money Market Funds for use on the Funds' Web site if
                                  Funds and mail it to the address      you have not already done so. To obtain a PIN, please call
                                  under "By Mail" above.                800 992-8151.
                                                                      - When you are ready to add to your account, access your
                                                                        account through the Funds' Web site and enter your
                                                                        purchase instructions in the highly secure area for
                                                                        shareholders only called "Account Access." ACH purchases
                                                                        on the Internet may take 3 to 4 business days.


EXCHANGING SHARES


After you have opened an account with us, you can exchange your shares within ABN AMRO Money Market Funds to meet your changing investment goals or other needs. This privilege is not designed for frequent trading and may be difficult to implement in times of drastic market changes.



[You can exchange shares from one ______ Fund to another within the same class of shares.] All exchanges to open new accounts must meet the minimum initial investment requirements. Exchanges may be made by mail, through the Internet or by phone at 800 992-8151 if you chose this option when you opened your account. For federal income tax purposes, in non retirement accounts, each exchange into a different Fund is treated as a sale and a new purchase.


HOW DOES AN EXCHANGE TAKE PLACE?
When you exchange your shares, you authorize the sale of your shares in one Fund to purchase shares of another Fund. In other words, you are requesting a sale and then a purchase. The exchange of your shares may be a taxable event for you.


The Funds reserve the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders. All exchange requests must be in "good order."

SELLING/REDEEMING SHARES

Once you have opened an account with us, you can sell your shares to meet your changing investment goals or other needs. All redemption requests must be in "good order." The following table shows guidelines for selling shares.


SELLING SHARES                           DESIGNED FOR...                       TO SELL SOME OR ALL OF YOUR SHARES...
BY MAIL                         - ACCOUNTS OF ANY TYPE                - WRITE AND SIGN A LETTER OF INSTRUCTION INDICATING THE
                                - SALES OR REDEMPTIONS OF ANY SIZE      FUND NAME, FUND NUMBER, YOUR ACCOUNT NUMBER, THE
ABN AMRO MONEY MARKET FUNDS     (FOR REDEMPTIONS OVER $50,000,          NAME(S) IN WHICH THE ACCOUNT IS REGISTERED AND THE
P.O. BOX 9765                   PLEASE SEE MEDALLION SIGNATURE          DOLLAR VALUE OR NUMBER OF SHARES YOU WISH TO SELL.
PROVIDENCE, RI 02940            GUARANTEE ON THE NEXT PAGE)           - INCLUDE ALL SIGNATURES AND ANY ADDITIONAL DOCUMENTS
OVERNIGHT DELIVERY                                                      THAT MAY BE REQUIRED. SIGNATURES MUST BE IN ORIGINAL
                                                                        FORM, AS PHOTOCOPIES ARE NOT ACCEPTED.
ABN AMRO MONEY MARKET FUNDS                                           - MAIL TO US AT THE ADDRESS AT THE LEFT.
101 SABIN STREET                                                      - A CHECK WILL BE MAILED TO THE NAME(S) AND ADDRESS IN
PAWTUCKET, RI 02860                                                     WHICH THE ACCOUNT IS REGISTERED. IF YOU WOULD LIKE THE
                                                                        CHECK MAILED TO A DIFFERENT ADDRESS, YOU MUST WRITE A
                                                                        LETTER OF INSTRUCTION AND HAVE IT MEDALLION SIGNATURE
                                                                        GUARANTEED.
                                                                      - PROCEEDS MAY ALSO BE SENT BY WIRE OR ACH (SEE "OTHER
                                                                        FEATURES" ON PAGE 18).
BY PHONE                        - Non-retirement accounts             - For automated service 24 hours a day using your
                                - Sales of up to $50,000 (for           touch-tone phone, call 800 992-8151.
800 992-8151                      accounts with telephone account     - To place your request with an Investor Services
                                  privileges)                           Associate, call between 9 a.m. and 7 p.m. ET,
                                                                        Monday - Friday.
                                                                      - A check will be mailed to the name(s) and address in
                                                                        which the account is registered. If you would like the
                                                                        check mailed to a different address, you must write a
                                                                        letter of instruction and have it Medallion Signature
                                                                        Guaranteed.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" on page 18).
                                                                      - The Funds reserve the right to refuse any telephone
                                                                        sales request and may modify the procedures at any
                                                                        time. The Funds make reasonable attempts to verify
                                                                        that telephone instructions are genuine, but you are
                                                                        responsible for any loss that you may bear from
                                                                        telephone requests.
BY INTERNET                     - Non-retirement accounts             - Complete the "Purchase, Exchange and Redemption
                                                                        Authorization" section of your account application.
WWW. ______ .COM                                                      - Obtain a Personal Identification Number (PIN) from ABN
                                                                        AMRO Money Market Funds call 800 992-8151 for use on
                                                                        the Funds' Web site if you have not already done so.
                                                                      - When you are ready to redeem a portion of your
                                                                        account, access your account through the Funds' Web
                                                                        site and enter your redemption instructions in the
                                                                        highly secure area for shareholders only called
                                                                        "Account Access." A check for the proceeds will be
                                                                        mailed to you at the address of record.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" on page 18).

SELLING SHARES IN WRITING
In certain circumstances, you must make your request to sell shares in writing. You may need to include a Medallion Signature Guarantee (which protects you against fraudulent orders) and additional items with your request, as shown in the table below.
WE REQUIRE MEDALLION SIGNATURE GUARANTEES IF:
-  your address of record has changed within the past 30 days
-  you are selling more than $50,000 worth of shares
- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or other than wire or ACH sent to the bank account of the registered owner(s)

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WHAT IS A MEDALLION SIGNATURE GUARANTEE?
A Medallion Signature Guarantee verifies the authenticity of your signature and may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a Medallion Program recognized by the Securities Transfer Association.

Medallion Signature Guarantees help ensure that major transactions or changes to your account are in fact authorized by you. For example, we require a Medallion Signature Guarantee on written redemption requests for more than $50,000. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

A NOTARY PUBLIC STAMP OR SEAL CANNOT BE SUBSTITUTED FOR A MEDALLION SIGNATURE GUARANTEE.
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A Medallion Signature Guarantee is not required for large redemptions (over $50,000) if:

Corporation --
-  account is in "good order"
-  corporate resolution is on file
-  proceeds wired to existing wire instructions on account

Individual --
-  account is in "good order"
-  current account balance is over $500,000
-  proceeds wired to existing wire instructions on account

WE REQUIRE MEDALLION SIGNATURE GUARANTEES IF:
-  you are requesting changes to your wire instructions
-  you are requesting a check redemption over $50,000

               SELLER                                 REQUIREMENTS FOR WRITTEN REQUESTS
Owners of individual, joint, sole        - Letter of instruction
proprietorship, UGMA/UTMA, or general    - On the letter, the signatures and titles of all persons
partner accounts                           authorized to sign for the account, exactly as the account is registered, must be in original form, as photocopies
                                           are not accepted.
                                         - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous page for more details)
Owners of corporate or association       - Letter of instruction
accounts                                 - Corporate resolution certified within the past 12 months
                                         - On the letter, the signatures and titles of all persons
                                           authorized to sign for the accounts, exactly as the
                                           account is registered, must be in original form, as
                                           photocopies are not accepted.
                                         - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous page for more details)
Owners or trustees of trust accounts     - Letter of instruction
                                         - On the letter, the signature of the trustee(s) must be in original form, as photocopies are not accepted.
                                         - If the names of all trustees are not registered on the
                                           account, a copy of the trust document certified within the past 12 months
                                         - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous page for more details)
Joint tenancy shareholders whose co-     - Letter of instruction signed by the surviving tenant must
tenants are deceased                       be in original form, as photocopies are not accepted.
                                         - Copy of death certificate
                                         - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous page for more details)
Executors of shareholder estates         - Letter of instruction signed by executor must be in
                                           original form, as photocopies are not accepted.
                                         - Copy of order appointing executor must be in original
                                           form, as photocopies are not accepted.
                                         - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous page for more details)
Administrators, conservators,            - Call 800 992-8151 for instructions
guardians and other sellers or
account types not listed above

OTHER FEATURES
The following other features are also available to buy and sell shares of the Funds.

WIRE. To purchase and sell shares via the Federal Reserve Wire System:

- You must authorize ABN AMRO Money Market Funds to honor wire instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.

- To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.

For accounts with existing wire instructions, wire redemptions may be placed over the phone. However, any changes made to existing wire instructions will only be accepted with a Medallion Signature Guaranteed letter of instruction.


AUTOMATED CLEARING HOUSE (ACH). To transfer money between your bank account and your ABN AMRO Money Market Funds account(s):


- You must authorize ABN AMRO Money Market Funds to honor ACH instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.

- Most transfers are completed within three business days of your call. ACH purchases will receive the NAV calculated on the day the money is received.
- There is no fee to your account for this transaction and generally, no fee from your bank.

REDEMPTIONS IN KIND
The Funds have elected, under Rule 18f-1 under the Investment Company Act of 1940, as amended, to pay sales proceeds in cash up to $250,000 or 1% of each Fund's total value during any 90-day period for any one shareholder, whichever is less.

Larger redemptions may be detrimental to existing shareholders. While we intend to pay all sales proceeds in cash, we reserve the right to make higher payments to you in the form of certain marketable securities of a Fund. This is called a "redemption in kind." You may need to pay certain sales charges related to a redemption in kind, such as brokerage commissions, when you sell the securities. The redemption in kind is a taxable event for federal income tax purposes in the same manner as when sales proceeds are paid in cash.

INVOLUNTARY CONVERSION
To reduce expenses, we may transfer your account to a different class if its value falls below the minimum initial investment. We will give you 30 days notice before we convert your shares. This gives you an opportunity to purchase enough shares to raise the value of your fund position above the minimum initial investment to avoid transferring your account to a different class. We will not convert fund positions in IRAs, custodial accounts for minors, or in cases where the Board has approved a "letter of intent."

TRANSACTION POLICIES

CALCULATING SHARE PRICE
When you buy, exchange or sell shares, the net asset value (NAV) next determined is used to price your purchase or sale. The NAV for each share class of a Fund is determined each business day at the close of regular trading on the New York Stock Exchange (NYSE) (typically 4 p.m. Eastern Time (ET)) by dividing a class's net assets by the number of its shares outstanding. In addition, ABN AMRO Government Money Market, ABN AMRO Money Market, ABN AMRO Tax-Exempt Money Market and ABN AMRO Treasury Money Market Funds also calculate the NAV at 10:00 a.m., 12:00 p.m. and 2:00 p.m. ET. Currently, the Funds observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day. Each Fund uses the amortized cost method to value its investments. Portfolio securities are valued at their purchase price and adjustments for discounts or premiums are reflected in their acquisition cost. The amortized cost method of valuation is designed to help a Fund maintain a constant price of $1.00 per share.

EXECUTION OF REQUESTS

Each Fund is open on each business day that the NYSE is open for trading (with the exception of Columbus Day and Veterans' Day, as noted above). The NYSE is not open on weekends or national holidays. Buy, exchange and sell requests are executed at the NAV next calculated after ABN AMRO Money Market Funds or an authorized broker or designee receives your mail, Internet or telephone request in "good order." Purchase orders and redemption requests for each Fund, except ABN AMRO Tax Exempt Money Market Fund, must be received by the close of regular trading on the NYSE (typically 4 p.m. (ET)) for same day processing. Purchase orders and redemption requests for ABN AMRO Tax Exempt Money Market Fund must be received by 12 p.m. (ET) for same day processing. On days when fixed income markets close before the NYSE, the Funds may advance the time by which purchase, redemption or exchange orders must be received in order to receive same business day credit. On days when the Federal Reserve Cash Settlement System closes earlier than normal, this time may be accelerated. Sales proceeds are normally sent the same business day (or next business day, if requested), but are always sent within seven days of receipt of a request in proper form. Brokers and their authorized designees are responsible for forwarding purchase orders and redemption requests to the Funds.



Shares of ABN AMRO Money Market Funds can also be purchased through broker-dealers, banks and trust departments that may charge you a transaction or other fee for their services. These fees are not charged if you purchase shares directly from ABN AMRO Funds.


A Fund may be required to "freeze" your account if there appears to be suspicious activity or if account information matches information or a government list of known terrorists or other suspicious persons.


The Funds reserves the right to:

- refuse any purchase or exchange of shares if it could adversely affect a Fund or its operations
-  suspend the offering of Fund shares
- change the initial and additional investment minimums or waive these minimums for any investor
- delay sending you your sales proceeds for up to 15 days if you purchased shares by check. A minimum $20 charge will be assessed if any check used to purchase shares is returned
-  change, withdraw or waive various services, fees and account policies

CUSTOMER IDENTIFICATION PROGRAM

Federal law requires the Funds to obtain, verify and record identifying information for each investor who opens or reopens an account with ABN AMRO Money Market Funds. An investor may be an individual or a person other than an individual (such as a corporation, partnership or trust). Such identifying information may include the name, residential or business street address, principal place of business, local office or other physical location (for a person other than an individual), date of birth (for an individual), social security or taxpayer identification number or other identifying information. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, the Funds reserve the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in the Funds or to involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified. The Funds and their agents will not be responsible for any loss in an investor's account resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity cannot be verified.


MONEY MARKET TRADING
Your purchase will be processed at the net asset value calculated after your investment has been converted to federal funds. On days when the NYSE is open for trading and Federal banks are closed (currently, Columbus Day and Veterans'
Day), conversion into federal funds does not occur until the next business day. If you invest by check or a non-federal funds wire, you should allow one business day after receipt for conversion into federal funds.

SHORT-TERM AND EXCESSIVE TRADING

The Funds are designed for liquidity needs and are not actively monitored for market timing. As a result, the Funds' Board of Trustees has determined that it would be appropriate for the Funds not to adopt policies and procedures with respect to frequent trading. Nevertheless, the Funds reserve the right to reject or limit any purchase, including exchange purchases, or to terminate or limit exchange privileges if it appears that the Funds are being used to facilitate short-term and excessive trading with other Funds in the fund complex.


ACCOUNT POLICIES AND DIVIDENDS

ACCOUNT STATEMENTS
In general, you will receive quarterly account statements. In addition, you will also receive account statements:
- after every transaction that affects your account balance (except for dividend reinvestments, automatic investment plans or systematic withdrawal plans)
-  after any change of name or address of the registered owner(s)


The Funds may charge a fee for certain services, such as providing historical account documents.


MAILINGS TO SHAREHOLDERS

To help reduce Fund expenses and environmental waste, ABN AMRO Money Market Funds combines mailings for multiple accounts going to a single household by delivering Fund reports (annual and semi-annual reports, prospectuses, etc.) in a single envelope. If you do not want us to continue consolidating your Fund mailings and would prefer to receive separate mailings with multiple copies of Fund reports, please call one of our Investor Services Associates at 800 992-8151.


DIVIDENDS
The Funds will declare dividends daily and pay dividends monthly and distribute net capital gains, if any, at least once a year, in December.

UNCASHED CHECKS
Checks should be cashed upon receipt, as we will not pay interest on uncashed checks.

DIVIDEND REINVESTMENTS
Many investors have their dividends reinvested in additional shares of the same Fund. If you choose this option, or if you do not indicate a choice, your dividends will be automatically reinvested on the dividend payable date. You can also choose to have a check for your dividends mailed to you by choosing this option on your account application.

ADDITIONAL INVESTOR SERVICES


[         FUNDS WEB SITE


         Funds maintains a Web site located at http://www.         .com. You can
purchase, exchange and redeem shares, and access information such as your account balance and the Funds' NAVs through our Web site. In order to engage in shareholder transactions on our Web site, you must obtain a Personal Identification Number (PIN) by calling us at 800 992-8151. One of our Investor Services Associates will ask a series of questions to verify your identity and assign a temporary PIN that will allow you to log onto "Account Access" on our site. You will be prompted to change the temporary PIN to a new PIN, which will be known only to you, and then you may access your account information. You may also need to have bank account information, wire instructions, ACH instructions or other options established on your account.



The Funds have procedures in place to try to prevent unauthorized access to your account information. The Funds and their agents will not be responsible for any losses resulting from unauthorized transactions on our Web site.]

Dividends, Distributions and Taxes

Typically, each Fund pays its shareholders dividends from its net investment income once a month, and distributes net capital gains, if any, once a year. The Funds do not expect to distribute capital gains to shareholders. Dividends and distributions are reinvested in additional Fund shares unless the investor instructs the Fund otherwise.

Fund distributions, regardless of whether received in cash or reinvested in additional shares, may be subject to federal income tax.

ABN AMRO Tax-Exempt Money Market Fund intends to pay its shareholders dividends that are exempt from regular federal income tax and are not included as a preference item under the federal alternative minimum tax. The Fund, however, may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax or that is subject to the federal alternative minimum tax. Income exempt from federal income tax may be subject to state and local taxes. Dividends paid by ABN AMRO Tax-Exempt Money Market Fund that are derived from capital gains, if any, will be subject to federal income tax.

The Funds may be required to withhold U.S. federal income tax on all taxable distributions and redemption proceeds payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified (or when the Fund is notified) by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is 28%.

Each investor's tax situation is unique. Investors should consult a tax professional about federal, state and local tax consequences.

Financial Highlights


These financial highlights tables are to help you understand the Funds' financial performance. The following schedules present financial highlights for one share of the Funds outstanding throughout the periods indicated. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds' financial statements as of October 31, 2005, which have been audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, is included in the Funds' Annual Report, which is available upon request, and the unaudited semi-annual financial statements as of April 30, 2006, included in the Funds' Semi-Annual Report which is also available upon request.


ABN AMRO GOVERNMENT MONEY MARKET FUND



                                                                                                            Ten
                                             Period        Year       Year       Year        Year          Months         Year
                                              Ended       Ended      Ended      Ended       Ended          Ended         Ended
                                             4/30/06     10/31/05   10/31/04   10/31/03    10/31/02       10/31/01      12/31/00
                                             -------     --------   --------   --------    --------       --------      --------
                                           (unaudited)
Net Asset Value, Beginning of Period                     $   1.00   $   1.00   $   1.00   $     1.00      $   1.00      $   1.00
                                                         --------   --------   --------   ----------      --------      --------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                                    0.03       0.01       0.01         0.02          0.04          0.06
                                                         --------   --------   --------   ----------      --------      --------
  LESS DISTRIBUTIONS FROM:
    Net investment income                                   (0.03)     (0.01)     (0.01)       (0.02)        (0.04)        (0.06)
    Net realized gain on investment                            --(a)       --        --           --            --            --
                                                         --------   --------   --------   ----------      --------      --------
    Total distributions                                     (0.03)     (0.01)     (0.01)       (0.02)        (0.04)        (0.06)
                                                         --------   --------   --------   ----------      --------      --------
Net Asset Value, End of Period                           $   1.00   $   1.00   $   1.00   $     1.00      $   1.00      $   1.00
                                                         ========   ========   ========   ==========      ========      ========
TOTAL RETURN                                                 2.59%      0.91%      0.98%        1.70%         3.57%(b)      6.08%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                     $380,875   $459,475   $453,873     $492,398      $611,611      $589,752
Ratios of expenses to average net assets:
  Before reimbursement and/or waiver of
    expenses by Adviser                                      0.30%      0.30%      0.29%        0.30%         0.38%         0.41%
  After reimbursement and/or waiver of
    expenses by Adviser                                      0.30%      0.30%      0.29%        0.30%         0.31%         0.33%
Ratios of net investment income to
average net assets:
  Before reimbursement and/or waiver of
    expenses by Adviser                                      2.60%      0.91%      0.98%        1.70%         4.14%         5.84%
  After reimbursement and/or waiver of
    expenses by Adviser                                      2.60%      0.91%      0.98%        1.70%         4.21%         5.92%


------------------------

(a)Represents less than $0.005 per share.

(b)Not Annualized.

ABN AMRO MONEY MARKET FUND



                                                                                                           Ten
                                           Period        Year       Year       Year          Year         Months         Year
                                            Ended       Ended      Ended      Ended         Ended         Ended         Ended
                                           6/30/06     10/31/05   10/31/04   10/31/03      10/31/02      10/31/01      12/31/00
                                           -------     --------   --------   --------      --------      --------      --------
                                         (unaudited)
Net Asset Value, Beginning of Period                   $   1.00   $   1.00   $   1.00     $     1.00     $   1.00     $     1.00
                                                       --------   --------   --------     ----------     --------     ----------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                    0.03       0.01       0.01           0.02(a)      0.04           0.06
                                                       --------   --------   --------     ----------     --------     ----------
  Less distributions from net
    investment income                                     (0.03)     (0.01)     (0.01)         (0.02)       (0.04)         (0.06)
                                                       --------   --------   --------     ----------     --------     ----------
Net Asset Value, End of Period                         $   1.00   $   1.00   $   1.00     $     1.00     $   1.00     $     1.00
                                                       ========   ========   ========     ==========     ========     ==========
TOTAL RETURN                                               2.57%      0.87%      0.92%          1.58%        3.65%(b)       6.21%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                     $9,535     $4,821       $302           $414       $1,672        $44,274
Ratios of expenses to average net
  assets:
  Before reimbursement and/or waiver of
    expenses by Adviser                                    0.51%      0.50%      0.50%          0.49%        0.58%          0.56%
  After reimbursement and/or waiver of
    expenses by Adviser                                    0.37%      0.37%      0.37%          0.37%        0.36%          0.33%
Ratios of net investment income to
  average net assets:
  Before reimbursement and/or waiver of
    expenses by Adviser                                    2.44%      0.73%      0.78%          1.45%        4.17%          5.58%
  After reimbursement and/or waiver of
    expenses by Adviser                                    2.58%      0.86%      0.91%          1.57%        4.39%          5.81%


------------------------

(a)The selected per share data was calculated using weighted average shares method for the period.

(b)Not Annualized.

ABN AMRO TAX-EXEMPT MONEY MARKET FUND



                                                                                                             Ten
                                             Period        Year       Year       Year          Year         Months        Year
                                              Ended       Ended      Ended      Ended         Ended         Ended        Ended
                                             6/30/06     10/31/05   10/31/04   10/31/03      10/31/02      10/31/01     12/31/00
                                             -------     --------   --------   --------      --------      --------     --------
                                           (unaudited)
Net Asset Value, Beginning of Period                     $   1.00   $   1.00   $   1.00     $     1.00     $   1.00     $   1.00
                                                         --------   --------   --------     ----------     --------     --------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                      0.02       0.01       0.01           0.01         0.02         0.04
                                                         --------   --------   --------     ----------     --------     --------
  Less distributions from net investment
    income                                                  (0.02)     (0.01)     (0.01)         (0.01)       (0.02)       (0.04)
                                                         --------   --------   --------     ----------     --------     --------
Net Asset Value, End of Period                           $   1.00   $   1.00   $   1.00     $     1.00     $   1.00     $   1.00
                                                         ========   ========   ========     ==========     ========     ========
TOTAL RETURN                                                 1.83%      0.74%      0.72%          1.12%        2.17%(a)     3.87%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                     $260,210   $262,587   $274,759       $340,683     $434,372     $416,864
Ratio of expenses to average net assets:
  Before reimbursement and/or waiver of
    expenses by Adviser                                      0.46%      0.46%      0.46%          0.45%        0.55%        0.55%
  After reimbursement and/or waiver of
    expenses by Adviser                                      0.33%      0.33%      0.33%          0.33%        0.33%        0.32%
Ratios of net investment income to
  average net assets:
  Before reimbursement and/or waiver of
    expenses by Adviser                                      1.68%      0.61%      0.59%          0.99%        2.38%        3.57%
  After reimbursement and/or waiver of
    expenses by Adviser                                      1.81%      0.74%      0.72%          1.11%        2.60%        3.80%


------------------------

(a)Not Annualized.

ABN AMRO TREASURY MONEY MARKET FUND



                                                                                                          Ten
                                        Period        Year       Year       Year        Year             Months            Year
                                         Ended       Ended      Ended      Ended       Ended             Ended            Ended
                                        6/30/06     10/31/05   10/31/04   10/31/03    10/31/02          10/31/01         12/31/00
                                        -------     --------   --------   --------    --------          --------         --------
                                      (unaudited)
Net Asset Value, Beginning of Period                $   1.00   $   1.00   $   1.00   $     1.00         $   1.00         $   1.00
                                                    --------   --------   --------   ----------         --------         --------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                               0.02       0.01       0.01         0.01             0.03             0.06
                                                    --------   --------   --------   ----------         --------         --------
  LESS DISTRIBUTIONS FROM:
    Net investment income                              (0.02)     (0.01)     (0.01)       (0.01)           (0.03)           (0.06)
    Net realized gain on investments                      --(a)       --        --           --               --               --
                                                    --------   --------   --------   ----------         --------         --------
    Total distributions                                (0.02)     (0.01)     (0.01)       (0.01)           (0.03)           (0.06)
                                                    --------   --------   --------   ----------         --------         --------
Net Asset Value, End of Period                      $   1.00   $   1.00   $   1.00   $     1.00         $   1.00         $   1.00
                                                    ========   ========   ========   ==========         ========         ========
TOTAL RETURN                                            2.41%      0.75%      0.85%        1.47%            3.40%(b)         5.85%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                $178,796   $308,172   $370,304     $338,172         $246,473         $219,437
Ratios of expenses to average net
  assets:
  Before reimbursement and/or waiver
    of expenses by Adviser                              0.48%      0.46%      0.46%        0.46%            0.56%            0.58%
  After reimbursement and/or waiver
    of expenses by Adviser                              0.36%      0.36%      0.36%        0.36%            0.34%            0.35%
Ratios of net investment income to
  average net assets:
  Before reimbursement and/or waiver
    of expenses by Adviser                              2.17%      0.63%      0.74%        1.35%            3.76%            5.44%
  After reimbursement and/or waiver
    of expenses by Adviser                              2.29%      0.73%      0.84%        1.45%            3.98%            5.67%


------------------------

(a)Represents less than $0.005 per share.

(b)Not Annualized.

General Information


If you wish to know more about ABN AMRO Money Market Funds, you will find additional information in the following documents:


SHAREHOLDER REPORTS

You will receive an unaudited semi-annual report dated April 30 and an annual report dated October 31 which is audited by an independent registered public accounting firm.

STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI, which is incorporated into this prospectus by reference and dated
 ______ 2006, as amended from time to time, is available to you without charge and can be mailed to you upon request. It contains more detailed information about the Funds.


HOW TO OBTAIN REPORTS



CONTACTING ABN AMRO MONEY MARKET FUNDS

You can get free copies of the reports and SAI, request other information and get answers to your questions about the Funds by contacting:


Address:    ABN AMRO Money Market Funds
            P.O. Box 9765
            Providence, RI 02940

Phone:      Shareholder Services &            800 992-8151
            Fund Literature
            Investment Advisor Services       800 597-9704

Web site:   www.        .com


OBTAINING INFORMATION FROM THE SEC
You can visit the EDGAR Database on the SEC's Web site at http://www.sec.gov to view the SAI and other information. You can also view and copy information about the Funds at the SEC's Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, you can call the SEC at 202 942-8090. Also, you can obtain copies of this information after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington D.C. 20549-0102.

Investment Company Act File Number: 811-8004

ABN AMRO Money Market Funds

P.O. Box 9765
Providence, RI 02940

ABN-I-MMF-06                                      ABN AMRO ASSET MANAGEMENT LOGO

ABN AMRO


INSTITUTIONAL PRIME


MONEY MARKET FUND

CLASS Y SHARES
PROSPECTUS


            , 2006


A DIVERSIFIED, ACTIVELY MANAGED FUND FAMILY WITH AN
INSTITUTIONAL PROCESS-DRIVEN APPROACH TO INVESTING.

NOT FDIC INSURED. NO BANK GUARANTEE. MAY LOSE VALUE.

The Securities and Exchange Commission has not approved or disapproved these or any mutual fund's shares or determined if this prospectus is accurate or complete. Any representation to the contrary is a crime.

                                                  ABN AMRO ASSET MANAGEMENT LOGO


  MONEY MARKET FUND                                    Ticker Symbol

  ABN AMRO Institutional Prime Money Market Fund           IPMXX

[ABN AMRO FUNDS LOGO]


          Thank you for your interest in ABN AMRO Institutional Prime Money Market Fund. Please read this prospectus carefully and keep it for future reference.




        For a list of terms with definitions that you may find helpful as you read this prospectus, please refer to the "Investment Terms" section.



--------------------------------------------------------------------------------
        Mutual fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the Federal Deposit Insurance Corporation (FDIC).
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                    Page

FUND SUMMARY
    Investment Objective, Principal Investment Strategies
      and Risks                                                       3
    Fund Performance                                                  4
FUND EXPENSES                                                         5
INVESTMENT TERMS                                                      6
MORE ABOUT THE FUND                                                   7
    Other Investment Strategies                                       7
PORTFOLIO HOLDINGS                                                    7
MANAGEMENT OF THE FUND                                                8
    The Adviser                                                       8
SHAREHOLDER INFORMATION                                               9
    Purchasing Shares                                                 9
    Minimum Investment                                                9
    Selling Shares                                                    9
    General Policies                                                  9
    Distributions and Taxes                                          10
    Account Statements                                               10
    Shareholder Mailings                                             10
    Instructions for Account Transactions                            10
FINANCIAL HIGHLIGHTS                                                 12
GENERAL INFORMATION                                                  13


--------------------------------------------------------------------------------

No single fund is intended to be a complete investment program, but individual funds can be an important part of a balanced and diversified investment program. Mutual funds have the following general risks:
- money market fund yields will fluctuate
- you could lose money
- you cannot be certain that a fund will achieve its investment objective

ABN AMRO Institutional Prime Money Market Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide as high a level of current income as is consistent with preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests substantially all of its assets in high quality money market instruments issued by corporations, banks and the U.S. government or its agencies or instrumentalities and repurchase agreements. The Fund may also invest in U.S. dollar-denominated securities of foreign issuers. The dollar-weighted average maturity of the securities in the Fund is 90 days or less.

The portfolio manager:
- structures the Fund's portfolio based on interest rates, market conditions and liquidity needs
- monitors the credit quality ratings of the Fund's investments and may adjust the Fund's average maturity in anticipation of changes in short-term interest rates
-  selects securities that:
  - are denominated in U.S. dollars
  - have high credit quality and minimal credit risk
  - mature or reset in 397 days or less

PRINCIPAL RISKS OF INVESTING IN THIS FUND

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and affect the Fund's yield.

INFLATION RISK: Inflation risk is the risk that inflation may erode the real value of an investment in the Fund.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons.

U.S. GOVERNMENT AGENCY SECURITIES RISK: Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the issuer or instrumentality. While the U.S. government is able to provide financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the U.S. Treasury.

MANAGER RISK: The performance of the Fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform the market or its peers. Also, the Fund could fail to meet its investment objective.

FOREIGN SECURITIES RISK: Investments in foreign securities can be more volatile than investments in U.S. securities. Diplomatic, political or economic developments unique to a country or region, including nationalization or appropriation, could affect foreign investments.

FUND PERFORMANCE

The Institutional shares of ABN AMRO Institutional Prime Money Market Fund were reorganized into Class Y shares of the Fund on September 27, 2001, and the Fund adopted the name of its predecessor. Performance figures shown below include the performance of the Institutional shares of the predecessor fund.
The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance.
                           CALENDAR YEAR TOTAL RETURN

        6.32%             4.12%         1.69%         1.05%         1.24%         3.14%
        2000              2001          2002          2003          2004          2005

  Best quarter:          12/00   1.64%
  Worst quarter:          3/04   0.22%


Year-to-date performance for the period ended 6/30/06 was     %.


The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the iMoneyNet First Tier Institutional Average. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2005)

                                                             Since
                                     1 Year    5 Years    Inception(a)
--------------------------------------------------------------------------
ABN AMRO Institutional Prime
  Money Market Fund(b)               3.14%      2.24%        2.92%
--------------------------------------------------------------------------
iMoneyNet First Tier
  Institutional Average              2.92%      2.04%        2.73%
--------------------------------------------------------------------------

(a)Fund's inception: December 28, 1999. iMoneyNet First Tier Institutional Average data computed from December 31, 1999.

(b)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.


To obtain the Fund's current yield, please call 888 838-5132 or visit our Web site at www. _____________ .com.

Fund Expenses

As an investor in the Fund, you pay certain indirect fees and expenses, which are described in the table below.

SHAREHOLDER FEES
As a benefit of investing with the Fund, you do not incur any sales loads, exchange fees or redemption fees.

ANNUAL FUND OPERATING EXPENSES
Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from the Fund's assets and are expressed as an expense ratio, which is a percentage of average daily net assets.

                                                                                       TOTAL
                                                              MANAGEMENT    OTHER     EXPENSE
FUND(A)                                                          FEES      EXPENSES    RATIO
ABN AMRO Institutional Prime Money Market                       0.10%       0.08%      0.18%

(a)The Fund offers two classes of shares that invest in the same portfolio of securities, Class Y and Class YS shares. Class YS shares are subject to a shareholder service fee: therefore expenses and performance figures will vary between the classes. The information set forth in the table above and the example below relates to Y shares, which are offered in this prospectus. Class YS shares are offered in a separate prospectus.

EXAMPLE
This hypothetical example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of the period. The example assumes you reinvested all dividends and distributions, that the average annual return was 5% and that operating expenses remained the same. The example is for comparison purposes only and does not represent the Fund's actual or future expenses and returns.

                                                               1 YEAR          3 YEARS         5 YEARS         10 YEARS
ABN AMRO Institutional Prime Money Market Fund                   $18             $58            $101             $230

Investment Terms

The following is a list of terms with definitions that you may find helpful as you read this prospectus.

EXPENSE RATIO: A fund's cost of doing business, expressed as a percentage of its net assets and disclosed in a prospectus.

FIXED INCOME SECURITIES: Bonds and other securities that are used by issuers to borrow money from investors. Typically, the issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at a specified time in the future (maturity).

INVESTMENT OBJECTIVE: The goal that an investor and a mutual fund seek together. Examples include current income, long-term capital growth, etc.

ISSUER: The company, municipality or government agency that issues a security, such as a stock, bond or money market security.

MANAGEMENT FEE: The amount that a mutual fund pays to the investment adviser for its services.

IMONEYNET FIRST TIER INSTITUTIONAL AVERAGE: The iMoneyNet First Tier Institutional Average includes only non-government institutional funds that also are not holding any second tier securities. Portfolio holdings of First Tier funds include U.S. Treasuries, U.S. government agency securities, repurchase agreements, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes, and asset backed commercial paper.

MONEY MARKET SECURITIES: Short-term fixed income securities of federal and local governments, banks and corporations.

MUTUAL FUND: An investment company that stands ready to buy back its shares at their current net asset value. Most mutual funds continuously offer new shares to investors.

NET ASSET VALUE (NAV): The per share value of a mutual fund, found by subtracting the fund's liabilities from its assets and dividing by the number of shares outstanding. Mutual funds calculate their NAVs at least once a day.

NO-LOAD FUND: A mutual fund whose shares are sold without a sales charge and without a 12b-1 fee of more than 0.25% per year.

REPURCHASE AGREEMENTS (REPOS): Transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day.

U.S. GOVERNMENT SECURITIES: Fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the U.S. Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy. The guarantee, however, does not extend to the market prices for such securities, which can fluctuate.

YIELD: A measure of net income (dividends and interest) earned by the securities in a fund's portfolio, less the fund's expenses during a specified period. A fund's yield is expressed as a percentage of the maximum offering price per share on a specified day.

More About the Fund


OTHER INVESTMENT STRATEGIES

In addition to the principal investment strategies described in the Fund's summary, there may be times when the Fund uses secondary investment strategies in seeking to achieve its investment objective. These strategies may involve additional risks.

COMMERCIAL PAPER
Commercial paper are short-term fixed income securities issued by banks, corporations and other borrowers. There is the risk that the issuer of the commercial paper will not be able to make principal and/or interest payments. Commercial paper may include securities issued in reliance on the private placement exemption under Section 4(2) of the Securities Act of 1933. Section 4(2) paper is generally sold to an institutional investor, such as a Fund, that agrees that it is purchasing the paper for investment and not with a view to public distribution. Any resale of Section 4(2) commercial paper must similarly be in an exempt transaction.

INSURANCE FUNDING AGREEMENTS
An insurance funding agreement ("IFA") is an agreement that requires the Fund to make cash contributions to a deposit fund of an insurance company's general account. The insurance company then credits interest to the Fund for a set period. IFAs have put provisions that allow the owner of an IFA to receive back its investment in a specified number of days. The Fund may invest in IFAs issued by insurance companies that meet quality and credit standards established by the Adviser. IFAs are not insured or backed by a government agency -- they are backed only by the insurance company that issues them. As a result, they are subject to default risk. In addition, there normally is no active secondary market for IFAs. This means that it may be difficult to sell an IFA at an appropriate price and therefore IFAs normally are treated as illiquid securities.

INVESTMENT COMPANIES
To the extent permitted by the Investment Company Act of 1940, as amended, the Fund may invest in securities issued by other investment companies. Generally, the Fund invests in other investment companies in connection with the management of its daily cash position. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses the Fund bears directly in connection with its own operations.

REPURCHASE AGREEMENTS
Repurchase agreements, or repos, are transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, the Fund may incur a loss if the value of the security should decline, as well as any disposition costs in liquidating the security. The Fund may enter into repurchase agreements involving non-traditional collateral (such as high yield bonds or equity securities).

RULE 144A SECURITIES
Rule 144A securities are restricted securities that can be sold to qualified institutional buyers under the Securities Act of 1933. Investing in Rule 144A securities may increase the illiquidity of the Fund's investments in the event that an adequate trading market does not exist for these securities.

U.S. GOVERNMENT SECURITIES
These are fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the U.S. Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy. The guarantee, however, does not extend to the market prices for such securities which can fluctuate.

More information about the risks associated with investing in the Fund can also be found in the Statement of Additional Information (SAI).

Portfolio Holdings


A description of the policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the SAI and on our Web site at www. _____________ .com.

Management of the Fund

THE ADVISER

The Adviser provides management services to the Fund pursuant to an investment advisory agreement between the Fund and the Adviser. Under each agreement, the Adviser is paid an annual management fee by the Fund for its services based on the average daily net assets of the Fund. The agreement between the Fund and its Adviser may be terminated at any time by the Fund or the Adviser upon 60 days' written notice to the other party. The Fund may effect termination by an action of the Board of Trustees or by a vote of a majority of the Fund's outstanding voting securities.

The Adviser or its affiliates compensate many intermediaries that distribute and/or service investors in the Fund for various services out of their own assets and not as an additional charge to the Fund. These additional payments, which are sometimes referred to as "revenue sharing," may represent a premium over payments made by other fund families, and may create an added incentive for investment professionals to sell or recommend the Fund over other funds offered by competing fund families. The revenue sharing payments may differ for each fund within the ABN AMRO family of funds, including within the same intermediary, and across intermediaries. These payments include intercompany payments between the Adviser and its affiliates.


A discussion regarding the Board's basis for approving the Fund's investment advisory agreement is available in the Fund's shareholder report dated April 30, 2006.


ABN AMRO ASSET MANAGEMENT, INC.

ABN AMRO Asset Management, Inc. ("AAAM, Inc."), located at 161 N. Clark Street,
9th Floor, Chicago, IL 60601, is the Adviser to the Fund. As of          , 2006,
AAAM, Inc. managed approximately $    billion in assets, consisting primarily of
institutional accounts, including insurance, pension and profit sharing accounts. Effective January 1, 2006, ABN AMRO Asset Management (USA) LLC ("AAAM LLC") merged into AAAM, Inc. Prior to the merger, AAAM LLC was the investment adviser to the Fund. As of the date of the merger, AAAM, Inc. assumed AAAM LLC's responsibilities under AAAM LLC's investment advisory agreements with the Fund and became the Fund's Adviser. Both entities are indirect and wholly-owned subsidiaries of ABN AMRO Holding N.V. and have substantially the same directors and officers. For the most recent fiscal year, the Fund paid its Adviser a management fee of 0.10% of its daily net assets.


William Anderson, CFA, has been portfolio manager for the Fund since April 2005 and has been with AAAM, Inc. or its affiliates since June 2004. Previously, Mr. Anderson served as Vice President of Global Short Term Investments at Aon Advisors, where he managed and directed money market funds and short-term fiduciary fund investments. Prior to that, he was Director of Investment Research at Aon Capital Markets. Mr. Anderson earned his BA from Dartmouth College and his Master of Management in Finance, Accounting and Strategy from Northwestern University.

Shareholder Information

PURCHASING SHARES

Shares are purchased at the Fund's net asset value (NAV). The NAV for each share class of the Fund is determined each business day at 10:00 a.m., 12:00 p.m., 2:00 p.m. and at the close of regular trading on the New York Stock Exchange
(NYSE) typically 4:00 p.m. Eastern Time (ET) by dividing each class' net assets by the number of shares outstanding. Currently the Fund observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day. An order will be priced at the next NAV calculated after the Fund receives the order. The Fund uses the amortized cost method to value its investments. Portfolio securities are valued at their purchase price and adjustments for discounts or premiums are reflected in their acquisition cost. The amortized cost method of valuation is designed to help the Fund maintain a constant price of $1.00 per share.

Orders in "good order" placed prior to 10:00 a.m., 12:00 p.m., 2:00 p.m. and 4:00 p.m. ET and for which payments are received in or converted into federal funds, and orders which are confirmed by telephonic confirmation will become effective at the next NAV determined on that day. Shares purchased will receive the dividend declared on that day.

Your purchase will be processed at the next NAV calculated after your investment has been converted to federal funds. On days when the NYSE is open for trading and federal banks are closed (currently, Columbus Day and Veterans' Day), conversion into federal funds does not occur until the next business day. If you invest by check or a non-federal funds wire, you should allow one business day after receipt for conversion into federal funds.

All account openings and subsequent transaction requests must be in "good order."

MINIMUM INVESTMENT

The minimum initial investment requirement for Class Y is $5,000,000. There is no minimum subsequent investment amount. The Fund may waive or lower purchase minimums in other circumstances including:
- for affiliates, Trustees and employees of ABN AMRO Asset Management, Inc. and its affiliated companies or with a "letter of intent." This letter would explain how the investor/financial consultant would purchase shares over a Board-approved specified period of time to meet the minimum investment requirement.

Balances can be aggregated to meet the minimum initial investment requirements for the accounts of:
-  clients of a financial consultant
- immediate family members (i.e., a person's spouse, parents, children, siblings and in-laws)
-  a corporation or other legal entity

SELLING SHARES

Investors may redeem shares at any time, by wire or telephone. The investor will receive the next NAV calculated after the Fund's transfer agent or other authorized agent receives the investor's order. Under normal circumstances, wires are released on an hourly basis throughout the trading day. However, redemption proceeds may be sent to investors within seven days of a redemption request. Redemption requests received before 4:00 p.m. ET for proceeds to be sent out by wire will normally be wired the same day.

Selling recently purchased shares may result in a delay in receipt of an investor's redemption proceeds of up to eight business days or until the Fund has collected payment from the investor.

--------------------------------------------------------------------------------

BUY AND SELL REQUESTS ARE IN "GOOD ORDER" WHEN
-  The account number and Fund name are included.
-  The amount of the transaction is specified in dollars or shares.
- Signatures of all owners appear exactly as they are registered on the account and are in original form, as photocopies are not accepted.
-  Any required Medallion Signature Guarantees (if applicable) are included.
- Other supporting legal documents (as necessary) are present, including such requirements for written requests.

--------------------------------------------------------------------------------

GENERAL POLICIES

The Fund will not be responsible for any fraudulent telephone order, provided that the customer service representative takes reasonable measures to verify the order and the investor did not decline telephone privileges on the application.

The Fund has the right to:
- refuse any purchase or exchange of shares if it could adversely affect the Fund or its operations
- change or discontinue exchange privileges or temporarily suspend exchange privileges during unusual market conditions
- delay sending redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)
-  suspend redemptions as permitted by law (e.g., emergency situations)
-  change, withdraw or waive various services, fees and account policies

The Fund may also make a "redemption in kind" under certain circumstances (e.g., if the Adviser determines that the amount being redeemed is large enough to affect Fund operations). Investors who receive a redemption in kind may be required to pay brokerage costs to sell the securities distributed by the Fund, as well as the taxes on any gain from the sale.

The Fund may be required to "freeze" your account if there appears to be suspicious activity or if the account information matches information on a government list of known terrorists or other suspicious persons.

CUSTOMER IDENTIFICATION PROGRAM

Federal law requires the Fund to obtain, verify and record identifying information for each investor who opens or reopens an account with the Fund. An investor may be an individual or a person other than an individual (such as a corporation, partnership or trust). Such identifying information may include the name, residential or business street address, principal place of business, local office or other physical location (for a person other than an individual), date of birth (for an individual), social security or taxpayer identification number or other identifying information. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, the Fund reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in the Fund or to involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified. The Fund and its agents will not be responsible for any loss in an investor's account resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity cannot be verified.


SHORT-TERM AND EXCESSIVE TRADING

The Fund is designed for liquidity needs and is not actively monitored for market timing. As a result, the Fund's Board of Trustees has determined that it would be appropriate for the Fund not to adopt policies and procedures with respect to frequent trading. Nevertheless, the Fund reserves the right to reject or limit any purchase, including exchange purchases, or to terminate or limit exchange privileges if it appears that the Fund is being used to facilitate short-term and excessive trading with other Funds in the Fund complex.


DISTRIBUTIONS AND TAXES

Typically, the Fund pays its shareholders dividends from its net investment income once a month, and distributes net capital gains, if any, once a year. The Fund does not expect to distribute capital gains to shareholders. Dividends and distributions are reinvested in additional Fund shares unless the investor instructs the Fund otherwise.

Fund distributions, regardless of whether received in cash or reinvested in additional shares, may be subject to federal income tax.

Checks should be cashed upon receipt, as interest will not be paid on uncashed checks.


The Fund may be required to withhold U.S. federal income tax on all taxable distributions and redemption proceeds payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified (or when the Fund is notified) by the Internal Revenue Service that they are subject to backup withholding. The current back up withholding rate is 28%.


Each investor's tax situation is unique. Investors should consult a tax professional about federal, state and local tax consequences.

ACCOUNT STATEMENTS


Every investor receives regular account statements. Investors will also receive an annual statement that describes the tax characteristics of any dividends and distributions the Fund has paid to the investor during the year. The Fund may charge a fee for certain services, such as providing historical account documents.


SHAREHOLDER MAILINGS

To help reduce Fund expenses and environmental waste, the Fund combines mailings for multiple accounts going to a single address by delivering Fund reports (annual and semi-annual reports, prospectuses, etc.) in a single envelope. If you do not want us to continue consolidating your Fund mailings and would prefer to receive separate mailings with multiple copies of Fund reports, please call one of our Institutional Fund Representatives at 888 838-5132.

INSTRUCTIONS FOR ACCOUNT TRANSACTIONS

TO ESTABLISH AN ACCOUNT
Please call an Institutional Fund Representative at 888 838-5132 before wiring funds.

By Wire - Transmit your investment to Mellon Trust of New England with these instructions:
-  ABA #011001234
   ABN AMRO Institutional Prime Money Market Fund DDA #140414
   Boston, Massachusetts
-  the Institutional Share class
-  your Social Security or tax ID number
-  account registration
-  dealer number, if applicable
-  account number

Call us to obtain an account number. Return your application with the account number on the application.

TO BUY ADDITIONAL SHARES
Please call an Institutional Fund Representative at 888 838-5132 before wiring funds.

By Wire - Transmit your investment to Mellon Trust of New England with these instructions:
-  ABA #011001234
   ABN AMRO Institutional Prime Money Market Fund DDA #140414
   Boston, Massachusetts
-  the Institutional Share class
-  your Social Security or tax ID number
-  account registration
-  dealer number, if applicable

TO SELL SHARES
Please call an Institutional Fund Representative at 888 838-5132 before redeeming shares.

By Wire - Be sure the Fund has your bank account information on file. Proceeds will be wired to your bank.

----------------------------------------------------------------
WHAT IS A MEDALLION SIGNATURE GUARANTEE?
A Medallion Signature Guarantee verifies the authenticity of your signature and may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a Medallion Program recognized by the Securities Transfer Association.

Medallion Signature Guarantees help ensure that major transactions or changes to your account are in fact authorized by you. For example, we require a Medallion Signature Guarantee on written redemption requests for more than $50,000. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

A NOTARY PUBLIC STAMP OR SEAL CANNOT BE SUBSTITUTED FOR A MEDALLION SIGNATURE GUARANTEE.
----------------------------------------------------------------

A Medallion Signature Guarantee is not required for large redemptions (over $50,000) if:

Corporation --
-  account is in "good order"
-  corporate resolution is on file
-  proceeds wired to existing wire instructions on account

Individual --
-  account is in "good order"
-  current account balance is over $500,000
-  proceeds wired to existing wire instructions on account

WE REQUIRE MEDALLION SIGNATURE GUARANTEES IF:
-  you are requesting changes to your wire instructions
-  you are requesting a check redemption over $50,000


[         FUNDS WEB SITE



         Funds maintains a Web site located at http://www.             .com. You
can access information such as your account balance and the Fund's NAVs through our Web site. In order to engage in shareholder account access on our Web site, you must obtain a Personal Identification Number (PIN) by calling us at 888 838-5132. One of our Investor Services Associates will ask a series of questions to verify your identity and assign a temporary PIN that will allow you to log onto "Account Access" on our site. You will be prompted to change the temporary PIN to a new PIN, which will be known only to you, and then you may access your account information. You also need to have bank account information, Automated Clearing-House (ACH) instructions or other options established on your account.



The Fund has procedures in place to try to prevent unauthorized access to your account information. The Fund and its agents will not be responsible for any losses resulting from unauthorized transactions on our Web site.]

Financial Highlights


This financial highlights table is to help you understand the financial performance of ABN AMRO Institutional Prime Money Market Fund. The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated. The total returns in the table represents the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements as of October 31, 2005, which have been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is available upon request, and the unaudited semi-annual financial statements as of April 30, 2006, included in the Fund's Semi-Annual report which is also available upon request.


ABN AMRO INSTITUTIONAL PRIME MONEY MARKET FUND



                            Period         Year         Year         Year         Year      Ten Months        Year
                             Ended        Ended        Ended        Ended        Ended        Ended          Ended
                            4/30/06      10/31/05     10/31/04     10/31/03     10/31/02     10/31/01       12/31/00
                            -------      --------     --------     --------     --------    ----------      --------
                          (Unaudited)
Net Asset Value,
  Beginning of Period                   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00     $     1.00
                          -----------   ----------   ----------   ----------   ----------   ----------
  INCOME FROM INVESTMENT
    OPERATIONS:
  Net investment income                       0.03         0.01         0.01         0.02         0.04           0.06
                          -----------   ----------   ----------   ----------   ----------   ----------
  Less Distributions
    from net investment
    income                                   (0.03)       (0.01)       (0.01)       (0.02)       (0.04)         (0.06)
                          -----------   ----------   ----------   ----------   ----------   ----------
Net Assets Value, End of
  Period                                $     1.00   $     1.00   $     1.00   $     1.00   $     1.00     $     1.00
                          ===========   ==========   ==========   ==========   ==========   ==========
TOTAL RETURN                                  2.79%        1.07%        1.14%        1.84%        3.73%(a)       6.32%
RATIOS/SUPPLEMENTAL
  DATA:
Net Assets, End of
  Period (in 000's)                     $2,408,695   $2,159,527   $2,035,709   $2,189,305   $1,651,104     $1,445,394
Ratios of expenses to
  average net assets                          0.18%        0.19%        0.18%        0.18%        0.19%          0.20%
Ratios of net investment
income to average net
assets                                        2.75%        1.06%        1.13%        1.80%        4.37%          6.46%


------------------------

(a)Not Annualized.

General Information


If you wish to know more about the Fund, you will find additional information in the following documents:


SHAREHOLDER REPORTS

You will receive an unaudited semi-annual report dated April 30 and an annual report dated October 31 which is audited by an independent registered public accounting firm.

STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI, which is incorporated into this prospectus by reference and dated
      , 2006, as amended from time to time, is available to you without charge and can be mailed to you upon request. It contains more detailed information about the Fund.


HOW TO OBTAIN REPORTS



CONTACTING THE FUND

You can get free copies of the reports and SAI, request other information and get answers to your questions about the Fund by contacting:


Address:   ABN AMRO Institutional Prime
           Money Market Fund
           P.O. Box 9765
           Providence, RI 02940

Phone:     Shareholder Services &             888 838-5132
           Fund Literature
           Investment Advisor Services        800 597-9704

Web site:  www. ------------------.com


OBTAINING INFORMATION FROM THE SEC
You can visit the EDGAR Database on the SEC's Web site at http://www.sec.gov to view the SAI and other information. You can also view and copy information about the Fund at the SEC's Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, you can call the SEC at 202 942-8090. Also, you can obtain copies of this information after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington D.C. 20549-0102.

Investment Company Act File Number: 811-8004

ABN AMRO Institutional Prime Money Market Fund

P.O. Box 9765
Providence, RI 02940

ABN-Y-06                                          ABN AMRO ASSET MANAGEMENT LOGO

ABN AMRO


INSTITUTIONAL PRIME


MONEY MARKET FUND

CLASS YS SHARES
PROSPECTUS


            , 2006


A DIVERSIFIED, ACTIVELY MANAGED FUND FAMILY WITH AN
INSTITUTIONAL PROCESS-DRIVEN APPROACH TO INVESTING.

NOT FDIC INSURED. NO BANK GUARANTEE. MAY LOSE VALUE.

The Securities and Exchange Commission has not approved or disapproved these or any mutual fund's shares or determined if this prospectus is accurate or complete. Any representation to the contrary is a crime.

                                                  ABN AMRO ASSET MANAGEMENT LOGO

  MONEY MARKET FUND                                    Ticker Symbol

  ABN AMRO Institutional Prime Money Market Fund           AMRXX

[ABN AMRO FUNDS LOGO]

Thank you for your interest in ABN AMRO Institutional Prime Money Market Fund. Please read this prospectus carefully and keep it for future reference.


For a list of terms with definitions that you may find helpful as you read this prospectus, please refer to the "Investment Terms" section.
------------------------------
Mutual fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the Federal Deposit Insurance Corporation (FDIC).
------------------------------

TABLE OF CONTENTS


                                                                    Page

FUND SUMMARY
    Investment Objective, Principal Investment Strategies
      and Risks                                                       3
    Fund Performance                                                  4
FUND EXPENSES                                                         5
INVESTMENT TERMS                                                      6
MORE ABOUT THE FUND                                                   7
    Other Investment Strategies                                       7
PORTFOLIO HOLDINGS                                                    7
MANAGEMENT OF THE FUND                                                8
    The Adviser                                                       8
SHAREHOLDER INFORMATION                                               9
    Purchasing Shares                                                 9
    Minimum Investment                                                9
    Selling Shares                                                    9
    General Policies                                                  9
    Shareholder Service Fee                                          10
    Distributions and Taxes                                          10
    Account Statements                                               11
    Shareholder Mailings                                             11
    Instructions for Account Transactions                            11
FINANCIAL HIGHLIGHTS                                                 13
GENERAL INFORMATION                                                  14


No single fund is intended to be a complete investment program, but individual funds can be an important part of a balanced and diversified investment program. Mutual funds have the following general risks:
- money market fund yields will fluctuate
- you could lose money
- you cannot be certain that a fund will achieve its investment objective

ABN AMRO Institutional Prime Money Market Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide as high a level of current income as is consistent with preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests substantially all of its assets in high quality money market instruments issued by corporations, banks and the U.S. government or its agencies or instrumentalities and repurchase agreements. The Fund may also invest in U.S. dollar-denominated securities of foreign issuers. The dollar-weighted average maturity of the securities in the Fund is 90 days or less.

The portfolio manager:
- structures the Fund's portfolio based on interest rates, market conditions and liquidity needs
- monitors the credit quality ratings of the Fund's investments and may adjust the Fund's average maturity in anticipation of changes in short-term interest rates
-  selects securities that:
 -  are denominated in U.S. dollars
 -  have high credit quality and minimal credit risk
 -  mature or reset in 397 days or less

PRINCIPAL RISKS OF INVESTING IN THIS FUND

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and affect the Fund's yield.

INFLATION RISK: Inflation risk is the risk that inflation may erode the real value of an investment in the Fund.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons.

U.S. GOVERNMENT AGENCY SECURITIES RISK: Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the issuer or instrumentality. While the U.S. government is able to provide financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the U.S. Treasury.

MANAGER RISK: The performance of the Fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform the market or its peers. Also, the Fund could fail to meet its investment objective.

FOREIGN SECURITIES RISK: Investments in foreign securities can be more volatile than investments in U.S. securities. Diplomatic, political or economic developments unique to a country or region, including nationalization or appropriation, could affect foreign investments.

FUND PERFORMANCE

The Institutional Service Shares of ABN AMRO Institutional Prime Money Market Fund were reorganized into Class YS shares of the Fund on September 27, 2001, and the Fund adopted the name of its predecessor. Performance figures shown below include the performance of the Institutional Service Shares of the predecessor fund.

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

        3.86%              1.44%            0.80%            0.99%            2.89%
        2001                2002             2003             2004             2005

  Best quarter:          12/00   1.58%
  Worst quarter:          3/04   0.16%


Year-to-date performance for the period ended 6/30/06 was     %


The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the iMoneyNet First Tier Institutional Average. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2005)

                                                             Since
                                 1 Year        5 Years    Inception(a)
----------------------------------------------------------------------
ABN AMRO Institutional
  Prime Money Market Fund        2.89%          1.99%        2.39%
--------------------------------------------------------------------------
iMoneyNet First Tier
  Institutional Average          2.92%          2.04%        2.44%
--------------------------------------------------------------------------

(a) Inception of Class YS shares: June 29, 2000. iMoneyNet First Tier Institutional Average data computed from June 30, 2000.


To obtain the Fund's current yield, please call 888 838-5132 or visit our Web site at www. _____________ .com.

Fund Expenses

As an investor in the Fund, you pay certain indirect fees and expenses, which are described in the table below.

SHAREHOLDER FEES
As a benefit of investing in the Fund, you do not incur any sales loads, exchange fees or redemption fees.

ANNUAL FUND OPERATING EXPENSES
Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from the Fund's assets and are expressed as an expense ratio, which is a percentage of average daily net assets.

                                                                                       TOTAL
                                                              MANAGEMENT    OTHER     EXPENSE
FUND(A)                                                          FEES      EXPENSES    RATIO
ABN AMRO Institutional Prime Money Market                        0.10%       0.33%     0.43%

(a) The Fund offers two classes of shares that invest in the same portfolio of securities, Class Y and Class YS shares. Class YS shares are subject to a shareholder service fee which is included in "Other Expenses"; therefore expenses and performance figures will vary between the classes. The information set forth in the table above and the example below relates to Class YS shares, which are offered in this prospectus. Class Y shares are offered in a separate prospectus.

EXAMPLE
This hypothetical example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of the period. The example assumes you reinvested all dividends and distributions, that the average annual return was 5% and that operating expenses remained the same. The example is for comparison purposes only and does not represent the Fund's actual or future expenses and returns.

                                                              1 YEAR         3 YEARS         5 YEARS         10 YEARS
ABN AMRO Institutional Prime Money Market Fund                 $44            $138            $241             $542

Investment Terms

The following is a list of terms with definitions that you may find helpful as you read this prospectus.

EXPENSE RATIO: A fund's cost of doing business, expressed as a percentage of its net assets and disclosed in a prospectus.

FIXED INCOME SECURITIES: Bonds and other securities that are used by issuers to borrow money from investors. Typically, the issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at a specified time in the future (maturity).

INVESTMENT OBJECTIVE: The goal that an investor and a mutual fund seek together. Examples include current income, long-term capital growth, etc.

ISSUER: The company, municipality or government agency that issues a security, such as a stock, bond or money market security.

MANAGEMENT FEE: The amount that a mutual fund pays to the investment adviser for its services.

IMONEYNET FIRST TIER INSTITUTIONAL AVERAGE: The iMoneyNet First Tier Institutional Average includes only non-government institutional funds that also are not holding any second tier securities. Portfolio holdings of First Tier funds include U.S. Treasuries, U.S. government agency securities, repurchase agreements, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes, and asset backed commercial paper.

MONEY MARKET SECURITIES: Short-term fixed income securities of federal and local governments, banks and corporations.

MUTUAL FUND: An investment company that stands ready to buy back its shares at their current net asset value. Most mutual funds continuously offer new shares to investors.

NET ASSET VALUE (NAV): The per share value of a mutual fund, found by subtracting a fund's liabilities from its assets and dividing by the number of shares outstanding. Mutual funds calculate their NAVs at least once a day.

NO-LOAD FUND: A mutual fund whose shares are sold without a sales charge and without a 12b-1 fee of more than 0.25% per year.

REPURCHASE AGREEMENTS (REPOS): Transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day.

U.S. GOVERNMENT SECURITIES: Fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the U.S. Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy. The guarantee, however, does not extend to the market prices for such securities, which can fluctuate.

YIELD: A measure of net income (dividends and interest) earned by the securities in a fund's portfolio, less the fund's expenses during a specified period. A fund's yield is expressed as a percentage of the maximum offering price per share on a specified day.

More About the Fund


OTHER INVESTMENT STRATEGIES

In addition to the principal investment strategies described in the Fund's summary, there may be times when the Fund uses secondary investment strategies in seeking to achieve its investment objectives. These strategies may involve additional risks.

COMMERCIAL PAPER
Commercial paper are short-term fixed income securities issued by banks, corporations and other borrowers. There is the risk that the issuer of the commercial paper will not be able to make principal and/or interest payments. Commercial paper may include securities issued in reliance on the private placement exemption under Section 4(2) of the Securities Act of 1933. Section 4(2) paper is generally sold to an institutional investor, such as a Fund, that agrees that it is purchasing the paper for investment and not with a view to public distribution. Any resale of Section 4(2) commercial paper must similarly be in an exempt transaction.

INSURANCE FUNDING AGREEMENTS
An insurance funding agreement ("IFA") is an agreement that requires the Fund to make cash contributions to a deposit fund of an insurance company's general account. The insurance company then credits interest to the Fund for a set period. IFAs have put provisions that allow the owner of an IFA to receive back its investment in a specified number of days. The Fund may invest in IFAs issued by insurance companies that meet quality and credit standards established by the Adviser. IFAs are not insured or backed by a government agency -- they are backed only by the insurance company that issues them. As a result, they are subject to default risk. In addition, there normally is no active secondary market for IFAs. This means that it may be difficult to sell an IFA at an appropriate price and therefore IFAs are treated as illiquid securities.

INVESTMENT COMPANIES
To the extent permitted by the Investment Company Act of 1940, as amended, the Fund may invest in securities issued by other investment companies. Generally, the Fund invests in other investment companies in connection with the management of its daily cash position. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses the Fund bears directly in connection with its own operations.

REPURCHASE AGREEMENTS
Repurchase agreements, or repos, are transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, the Fund may incur a loss if the value of the security should decline, as well as any disposition costs in liquidating the security. The Fund may enter into repurchase agreements involving non-traditional collateral (such as high yield bonds or equity securities).

RULE 144A SECURITIES
Rule 144A securities are restricted securities that can be sold to qualified institutional buyers under the Securities Act of 1933. Investing in Rule 144A securities may increase the illiquidity of the Fund's investments in the event that an adequate trading market does not exist for these securities.

U.S. GOVERNMENT SECURITIES
These are fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the U.S. Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy. The guarantee, however, does not extend to the market prices for such securities which can fluctuate.

More information about the risks associated with investing in the Fund can also be found in the Statement of Additional Information (SAI).

Portfolio Holdings


A description of the policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the SAI and on our Web site at www. _____________ .com.

Management of the Fund

THE ADVISER

The Adviser provides management services to the Fund pursuant to an investment advisory agreement between the Fund and the Adviser. Under each agreement, the Adviser is paid an annual management fee by the Fund for its services based on the average daily net assets of the Fund. The agreement between the Fund and its Adviser may be terminated at any time by the Fund or the Adviser upon 60 days' written notice to the other party. The Fund may effect termination by an action of the Board of Trustees or by a vote of a majority of the Fund's outstanding voting securities.


A discussion regarding the Board's basis for approving the Fund's investment advisory agreement is available in the Fund's shareholder report dated April 30, 2006.


ABN AMRO ASSET MANAGEMENT, INC.

ABN AMRO Asset Management, Inc. ("AAAM, Inc."), located at 161 N. Clark Street,
9th floor, Chicago, IL 60601, is the Adviser to the Fund. As of     , 2006,
AAAM, Inc. managed approximately $ billion in assets, consisting primarily of institutional accounts, including insurance, pension and profit sharing accounts. Effective January 1, 2006, ABN AMRO Asset Management (USA) LLC ("AAAM LLC") merged into AAAM, Inc. Prior to the merger, AAAM LLC was the investment adviser to the Fund. As of the date of the merger, AAAM, Inc. assumed AAAM LLC's responsibilities under AAAM LLC's investment advisory agreements with the Fund and became the Fund's Adviser. Both entities are indirect and wholly-owned subsidiaries of ABN AMRO Holding N.V. and have substantially the same officers and directors. For the most recent fiscal year, the Fund paid its Adviser a management fee of 0.10% of its daily net assets.


William Anderson, CFA, has been portfolio manager for the Fund since April 2005 and has been with AAAM, Inc. or its affiliates, since June 2004. Previously, Mr. Anderson served as Vice President of Global Short Term Investments at Aon Advisors, where he managed and directed money market and short-term fiduciary fund investments. Prior to that, he was Director of Investment Research at Aon Capital Markets. Mr. Anderson earned his BA from Dartmouth College and his Master of Management in Finance, Accounting and Strategy from Northwestern University.

Shareholder Information

PURCHASING SHARES

Shares are purchased at the Fund's net asset value (NAV). The NAV for each share class of the Fund is determined each business day at 10:00 a.m., 12:00 p.m., 2:00 p.m. and at the close of regular trading on the New York Stock Exchange
(NYSE) typically 4:00 p.m. Eastern Time (ET) by dividing each class' net assets by the number of shares outstanding. Currently, the Fund observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day. An order will be priced at the next NAV calculated after the Fund receives the order. The Fund uses the amortized cost method to value its investments. Portfolio securities are valued at their purchase price and adjustments for discounts or premiums are reflected in their acquisition cost. The amortized cost method of valuation is designed to help the Fund maintain a constant price of $1.00 per share.

Orders in "good order" placed prior to 10:00 a.m., 12:00 p.m., 2:00 p.m. and 4:00 p.m. ET and for which payments are received in or converted into federal funds, and orders which are confirmed by telephonic confirmation will become effective at the next NAV determined on that day. Under normal circumstances, purchase requests received before 4:00 p.m. ET will receive the dividend declared on that day.

Your purchase will be processed at the next NAV calculated after your investment has been converted to federal funds. On days when the NYSE is open for trading and federal banks are closed (currently, Columbus Day and Veterans' Day), conversion into federal funds does not occur until the next business day. If you invest by check or a non-federal funds wire, you should allow one business day after receipt for conversion into federal funds.

All account openings and subsequent transaction requests must be in "good order."

MINIMUM INVESTMENT

The minimum initial investment requirement for Class YS is $5,000,000. There is no minimum subsequent investment amount. The Fund may waive or lower purchase minimums in other circumstances including:
- for affiliates, Trustees and employees of ABN AMRO Asset Management, Inc. and its affiliated companies or with a "letter of intent." This letter would explain how the investor/financial consultant would purchase shares over a Board-approved specified period of time to meet the minimum investment requirement.

Balances can be aggregated to meet the minimum initial investment requirements for the accounts of:
  o  clients of a financial consultant
  o immediate family members (i.e., a person's spouse, parents, children, siblings and in-laws)
  o  a corporation or other legal entity

SELLING SHARES

Investors may redeem shares at any time, by wire or telephone. The investor will receive the next NAV calculated after the Fund's transfer agent or other authorized agent receives the investor's order. Under normal circumstances, wires are released on an hourly basis throughout the trading day. However, redemption proceeds may be sent to investors within seven days of a redemption request. Redemption requests received before 4:00 p.m. ET for proceeds to be sent out by wire will normally be wired the same day.

Selling recently purchased shares may result in a delay in receipt of an investor's redemption proceeds of up to eight business days or until the Fund has collected payment from the investor.
----------------------------------------------------------------
BUY AND SELL REQUESTS ARE IN "GOOD ORDER" WHEN
-  The account number and Fund name are included.
-  The amount of the transaction is specified in dollars or shares.
- Signatures of all owners appear exactly as they are registered on the account and are in original form, as photocopies are not accepted.
-  Any required Medallion Signature Guarantees (if applicable) are included.
- Other supporting legal documents (as necessary) are present, including such requirements for written requests.
----------------------------------------------------------------

GENERAL POLICIES

The Fund will not be responsible for any fraudulent telephone order, provided that the customer service representative takes reasonable measures to verify the order and the investor did not decline telephone privileges on the application.

The Fund has the right to:
- refuse any purchase or exchange of shares if it could adversely affect the Fund or its operations
- change or discontinue exchange privileges or temporarily suspend exchange privileges during unusual market conditions
- delay sending redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)
-  suspend redemptions as permitted by law (e.g., emergency situations)
-  change, withdraw or waive various services, fees and account policies

The Fund may also make a "redemption in kind" under certain circumstances (e.g., if the Adviser determines that the amount being redeemed is large enough to affect Fund operations). Investors who receive a redemption in kind may be required to pay brokerage costs to sell the securities distributed by the Fund, as well as the taxes on any gain from the sale.

The Fund may be required to "freeze" your account if there appears to be suspicious activity or if the account information matches information on a government list of known terrorists or other suspicious persons.

CUSTOMER IDENTIFICATION PROGRAM

Federal law requires the Fund to obtain, verify and record identifying information for each investor who opens or reopens an account with the Fund. An investor may be an individual or a person other than an individual (such as a corporation, partnership or trust). Such identifying information may include the name, residential or business street address, principal place of business, local office or other physical location (for a person other than an individual), date of birth (for an individual), social security or taxpayer identification number or other identifying information. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, Fund reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in the Fund or to involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified. The Funds and its agents will not be responsible for any loss in an investor's account resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity cannot be verified.


SHORT-TERM AND EXCESSIVE TRADING


The Fund is designed for liquidity needs and is not actively monitored for market timing. As a result, the Fund's Board of Trustees has determined that it would be appropriate for the Fund not to adopt policies and procedures with respect to frequent trading. Nevertheless, the Fund reserves the right to reject or limit any purchase, including exchange purchases, or to terminate or limit exchange privileges if it appears that the Fund is being used to facilitate short-term and excessive trading with other Funds in the Fund complex.


SHAREHOLDER SERVICE FEE


The Fund has adopted a shareholder servicing plan for the Class YS shares, (the "Shareholder Servicing Plan"). Under the Shareholder Servicing Plan, the Fund pays a fee of up to 0.25% of the average daily net assets of its Class YS shares. This fee is paid to the distributor to perform, or to compensate other service providers for performing, the following administrative services for shareholders: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; providing sweep services; and processing dividend payments.

It is possible that an intermediary may offer different classes of shares to its customers and differing services to the classes, and thus receive compensation with respect to different classes. Intermediaries also may charge separate fees to their customers.


In addition to service fees paid by the Fund, the Adviser or its affiliates compensate many intermediaries that distribute and/or service investors in the Fund for various services out of their own assets and not as an additional charge to the Fund. These additional payments, which are sometimes referred to as "revenue sharing," may represent a premium over payments made by other fund families, and may create an added incentive for investment professionals to sell or recommend the Fund over other funds offered by competing fund families. The revenue sharing payments may differ for each fund within the fund complex, including within the same intermediary, and across intermediaries. These payments include intercompany payments between the Adviser and its affiliates.


DISTRIBUTIONS AND TAXES


Typically, the Fund pays its shareholders dividends from its net investment income once a month, and distributes net capital gains, if any, once a year. The Fund does not expect to distribute capital gains to shareholders. Dividends and distributions are reinvested in additional Fund shares unless the investor instructs the Fund otherwise.

Checks should be cashed upon receipt, as interest will not be paid on uncashed checks.

Fund distributions, regardless of whether received in cash or reinvested in additional shares, may be subject to federal income tax.


The Fund may be required to withhold U.S. federal income tax on all taxable distributions and redemption proceeds payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified (or when the Fund is notified) by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is 28%.


Each investor's tax situation is unique. Investors should consult a tax professional about federal, state and local tax consequences.

ACCOUNT STATEMENTS



Every investor receives regular account statements. Investors will also receive an annual statement that describes the tax characteristics of any dividends and distributions the Fund has paid to the investor during the year. The Fund may charge a fee for certain services, such as providing historical account documents.


SHAREHOLDER MAILINGS


To help reduce Fund expenses and environmental waste, the Fund combines mailings for multiple accounts going to a single household by delivering Fund reports (annual and semi-annual reports, prospectuses, etc.) in a single envelope. If you do not want us to continue consolidating your Fund mailings and would prefer to receive separate mailings with multiple copies of Fund reports, please call one of our Institutional Fund Representatives at 888 838-5132.

INSTRUCTIONS FOR ACCOUNT TRANSACTIONS


TO ESTABLISH AN ACCOUNT
Please call an Institutional Fund Representative at 888 838-5132 before wiring funds.

By Wire - Transmit your investment to Mellon Trust of New England with these instructions:
-  ABA #011001234
   ABN AMRO Institutional Prime Money Market Fund
   DDA #140414
   Boston, Massachusetts
-  the Institutional Service Share class
-  your Social Security or tax ID number
-  account registration
-  dealer number, if applicable
-  account number

Call us to obtain an account number. Return your application with the account number on the application.

TO BUY ADDITIONAL SHARES
Please call an Institutional Fund Representative at 888 838-5132 before wiring funds.

By Wire - Transmit your investment to Mellon Trust of New England with these instructions:
-  ABA #011001234
   ABN AMRO Institutional Prime Money Market Fund DDA 140414
   Boston, Massachusetts
-  the Institutional Service Share class
-  your Social Security or tax ID number
-  account registration
-  dealer number, if applicable

TO SELL SHARES
Please call an Institutional Fund Representative at 888 838-5132 before redeeming shares.

By Wire - Be sure the Fund has your bank account information on file. Proceeds will be wired to your bank.
----------------------------------------------------------------
WHAT IS A MEDALLION SIGNATURE GUARANTEE?
A Medallion Signature Guarantee verifies the authenticity of your signature and may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a Medallion Program recognized by the Securities Transfer Association.

Medallion Signature Guarantees help ensure that major transactions or changes to your account are in fact authorized by you. For example, we require a Medallion Signature Guarantee on written redemption requests for more than $50,000. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

A NOTARY PUBLIC STAMP OR SEAL CANNOT BE SUBSTITUTED FOR A MEDALLION SIGNATURE GUARANTEE.
----------------------------------------------------------------

A Medallion Signature Guarantee is not required for large redemptions (over $50,000) if:

Corporation --
-  account is in "good order"
-  corporate resolution is on file
-  proceeds wired to existing wire instructions on account

Individual --
-  account is in "good order"
-  current account balance is over $500,000
-  proceeds wired to existing wire instructions on account

WE REQUIRE MEDALLION SIGNATURE GUARANTEES IF:
-  you are requesting changes to your wire instructions
-  you are requesting a check redemption over $50,000

[

------------------ FUNDS WEB SITE

------------------ Funds maintains a Web site located at http://www. ------------------.com. You can access information such as your account balance and the Fund's NAVs through our Web site. In order to engage in shareholder account access on our Web site, you must obtain a Personal Identification Number
(PIN) by calling us at 888 838-5132. One of our Investor Services Associates will ask a series of questions to verify your identify and assign a temporary PIN that will allow you to log onto "Account Access" on our site. You will be prompted to change the temporary PIN to a new PIN, which will be known only to you, and then you may access your account information. You may also need to have bank account information, ACH instructions or other options established on your account.



The Fund has procedures in place to try to prevent unauthorized access to your account information. The Fund and its agents will not be responsible for any losses resulting from unauthorized transactions on our Web site.]

Financial Highlights


This financial highlights table is to help you understand financial performance of ABN AMRO Institutional Prime Money Market Fund. The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated. The total returns in the table represents the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements as of October 31, 2005, which have been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is available upon request and the unaudited semi-annual financial statements as of April 30, 2006, included in the Fund's Semi-Annual Report which is also available upon request.


ABN AMRO INSTITUTIONAL PRIME MONEY MARKET FUND



                              Period           Year          Year          Year          Year        Ten Months        Period
                               Ended          Ended         Ended         Ended         Ended          Ended            Ended
                              4/30/06        10/31/05      10/31/04      10/31/03      10/31/02       10/31/01       12/31/00(a)
                            -----------      --------      --------      --------      --------      ----------      -----------
                            (unaudited)
Net Asset Value, Beginning
  of Period                                    $1.00         $1.00         $1.00         $1.00          $1.00            $1.00
                                             -------       -------       -------       -------        -------          -------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income                         0.03          0.01          0.01          0.02           0.03             0.03
                                             -------       -------       -------       -------        -------          -------
  Less Distributions from
    net investment income                      (0.03)        (0.01)        (0.01)        (0.02)         (0.03)           (0.03)
                                             -------       -------       -------       -------        -------          -------
Net Asset Value, End of
  Period                                       $1.00         $1.00         $1.00         $1.00          $1.00            $1.00
                                             =======       =======       =======       =======        =======          =======
TOTAL RETURN                                    2.53%         0.82%         0.88%         1.59%          3.52%(b)         3.20%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets End of Period
  (in 000's)                                 $37,107       $51,239       $61,898       $79,168        $92,009          $71,609
Ratios of expenses to
  average net assets                            0.43%         0.44%         0.43%         0.43%          0.44%            0.45%
Ratios of net investment
  income to average net
  assets                                        2.50%         0.81%         0.88%         1.55%          4.12%            6.23%


------------------------

(a) ABN AMRO Institutional Prime Money Market Fund -- Class YS commenced investment operations on June 29, 2000.
(b) Not Annualized.

General Information


If you wish to know more about the Fund, you will find additional information in the following documents:


SHAREHOLDER REPORTS

You will receive an unaudited semi-annual report dated April 30 and an annual report dated October 31 which is audited by an independent registered public accounting firm.

STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI, which is incorporated into this prospectus by reference and dated
         , 2006, as amended from time to time, is available to you without charge and can be mailed to you upon request. It contains more detailed information about the Fund.


HOW TO OBTAIN REPORTS



CONTACTING THE FUND

You can get free copies of the reports and SAI, request other information and get answers to your questions about the Fund by contacting:


Address:   ABN AMRO Institutional Prime
           Money Market Fund
           P.O. Box 9765
           Providence, RI 02940
Phone:     Shareholder Services &             888 838-5132
           Fund Literature
           Investment Advisor Services        800 597-9704
Web site:  www. ------------------.com


OBTAINING INFORMATION FROM THE SEC
You can visit the EDGAR Database on the SEC's Web site at http://www.sec.gov to view the SAI and other information. You can also view and copy information about the Fund at the SEC's Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, you can call the SEC at 202 942-8090. Also, you can obtain copies of this information after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington D.C. 20549-0102.

Investment Company Act File Number: 811-8004

ABN AMRO Institutional Prime Money Market Fund

P.O. Box 9765
Providence, RI 02940

ABN-YS-06                                         ABN AMRO ASSET MANAGEMENT LOGO

                                   ASTON FUNDS


                                 CLASS N SHARES


                   Aston/River Road Dynamic Equity Income Fund
                           Aston/ABN AMRO Growth Fund
                       Aston/Montag & Caldwell Growth Fund
                        Aston/TAMRO Large Cap Value Fund
                                Aston Value Fund
                        Aston/Veredus Select Growth Fund
                           Aston/Optimum Mid Cap Fund
                       Aston/ABN AMRO Mid Cap Growth Fund
                      Aston/River Road Small Cap Value Fund
                           Aston/TAMRO Small Cap Fund
                      Aston/Veredus Aggressive Growth Fund
                         Aston/ABN ARMO Real Estate Fund
                           Aston/Veredus SciTech Fund
                               Aston Balanced Fund
                      Aston/Montag & Caldwell Balanced Fund
                           Aston/TCH Fixed Income Fund
                      Aston/TCH Investment Grade Bond Fund
                       Aston/ABN AMRO High Yield Bond Fund
                       Aston/McDonnell Municipal Bond Fund
                    Aston/ABN AMRO Investor Money Market Fund




                                 CLASS Y SHARES

                 ABN AMRO Institutional Prime Money Market Fund


                                 CLASS R SHARES


                           Aston/ABN AMRO Growth Fund
                       Aston/Montag & Caldwell Growth Fund

                                 CLASS I SHARES


                           Aston/ABN AMRO Growth Fund
                       Aston/Montag & Caldwell Growth Fund
                                Aston Value Fund
                        Aston/Veredus Select Growth Fund
                           Aston/Optimum Mid Cap Fund
                           Aston/TAMRO Small Cap Fund
                      Aston/Veredus Aggressive Growth Fund
                         Aston/ABN AMRO Real Estate Fund
                               Aston Balanced Fund
                      Aston/Montag & Caldwell Balanced Fund
                           Aston/TCH Fixed Income Fund
                      Aston/TCH Investment Grade Bond Fund
                       Aston/ABN AMRO High Yield Bond Fund
                      ABN AMRO Government Money Market Fund
                           ABN AMRO Money Market Fund
                      ABN AMRO Tax-Exempt Money Market Fund
                       ABN AMRO Treasury Money Market Fund


                                 CLASS S SHARES
                      ABN AMRO Government Money Market Fund
                           ABN AMRO Money Market Fund
                      ABN AMRO Tax-Exempt Money Market Fund
                       ABN AMRO Treasury Money Market Fund

                                 CLASS YS SHARES
                 ABN AMRO Institutional Prime Money Market Fund

                  (Each a "Fund" and collectively, the "Funds")


 *All Funds were formerly known as the ABN AMRO Funds prior to [________, 2006].

                       STATEMENT OF ADDITIONAL INFORMATION


                              [_____________, 2006]



      This Statement of Additional Information dated [___________, 2006] ("SAI") provides supplementary information pertaining to shares representing interests in twenty-five currently available investment portfolios of Aston Funds, formerly known as ABN AMRO Funds (the "Trust"). [As of the date of this SAI, Class I shares of Aston Balanced Fund have not commenced operations.]

      This Statement of Additional Information is not a Prospectus and should be read only in conjunction with each Fund's current Prospectus dated _______, 2006, as amended or supplemented from time to time. No investment in any of the Funds should be made without first reading the appropriate Prospectus.

The audited financial statements for the fiscal year ended October 31, 2005 for the Funds (except for Aston Balanced Fund - Class I and Aston/ABN AMRO Mid Cap Growth Fund - Class N, which had not commenced operations during the period) and the unaudited financial statements for the period ending April 30, 2006, are incorporated herein by reference to the Funds' Annual and Semi-Annual Reports as filed with the Securities and Exchange Commission ("SEC"). This SAI is incorporated by reference to the Prospectuses.

      You may obtain a Prospectus, Annual Report or Semi-Annual Report at no charge by contacting the Trust at ASTON FUNDS, P.O. BOX 9765, PROVIDENCE, RI 02940 OR 800-992-8151.

                                TABLE OF CONTENTS


                                                                                                               PAGE
The Funds......................................................................................................   1

Investment OBJECTIVES, STRATEGIES and Risk Considerations......................................................   1

INVESTMENT RESTRICTIONS........................................................................................  31

NON-FUNDAMENTAL INVESTMENT POLICIES............................................................................  36

TRUSTEES AND OFFICERS OF THE TRUST.............................................................................  38

PROXY VOTING POLICIES AND PROCEDURES...........................................................................  42

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES............................................................  43

INVESTMENT ADVISORY AND OTHER SERVICES.........................................................................  45

            The Subadvisers....................................................................................  51

            The Administrator..................................................................................  69

            The Subadministrator...............................................................................  71

            Subadministration Fees.............................................................................  72

            The Distributor....................................................................................  72

            The Distribution Plan..............................................................................  73

            Shareholder Servicing Plan.........................................................................  75

            Redemption Fees....................................................................................  76

            Custodian..........................................................................................  76

            Transfer Agent and Dividend Paying Agent...........................................................  77

            Counsel and Independent Registered Public Accounting Firm..........................................  77

BROKERAGE ALLOCATION AND OTHER PRACTICES.......................................................................  77

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS...............................................................  77

Disclosure of Portfolio Holdings...............................................................................  82

DESCRIPTION OF SHARES..........................................................................................  83

NET ASSET VALUE................................................................................................  86

REDEMPTIONS - IN-KIND..........................................................................................  88

DIVIDENDS......................................................................................................  88

FEDERAL INCOME TAXES...........................................................................................  88

PERFORMANCE INFORMATION........................................................................................  94

FINANCIAL STATEMENTS...........................................................................................  94

OTHER INFORMATION..............................................................................................  94

APPENDIX A..................................................................................................... A-1

APPENDIX B..................................................................................................... B-1

      NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS SAI OR IN THE PROSPECTUSES IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS. IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR ITS DISTRIBUTOR. THE PROSPECTUSES DO NOT CONSTITUTE AN OFFERING BY THE TRUST OR THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                    THE FUNDS


      Aston Funds (the "Trust"), 161 North Clark Street, Chicago, Illinois 60601-3294, is a no-load open-end management investment company. Each Fund is classified as diversified under the Investment Company Act of 1940, as amended (the "1940 Act"), except Aston/ABN AMRO Real Estate Fund, which is classified as non-diversified. Each Fund is a series of the Trust, which was formed as a Delaware statutory trust on September 10, 1993. Prior to [__________, 2006,] the Trust was known as the "ABN AMRO Funds." As of the date of this SAI, ABN AMRO Treasury Money Market Fund, ABN AMRO Institutional Government Money Market Fund and Class I shares of Aston Balanced Fund have not commenced operations.


           INVESTMENT OBJECTIVES, STRATEGIES AND RISK CONSIDERATIONS

      The following supplements the information contained in each Prospectus concerning the investment objectives, strategies and risks of investing in the Funds. Except as otherwise stated below or in the applicable Prospectus, a Fund may invest in the portfolio investments included in this section. The investment practices described below, except as further set forth in "Investment Restrictions" are not fundamental and may be changed by the Board of Trustees without the approval of the shareholders.

AMERICAN DEPOSITARY RECEIPTS ("ADRs"), CONTINENTAL DEPOSITARY RECEIPTS ("CDRs"), EUROPEAN DEPOSITARY RECEIPTS ("EDRs") AND GLOBAL DEPOSITARY RECEIPTS ("GDRs")

      ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interest in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. EDRs, which are sometimes referred to as CDRs, are securities, typically issued by a non-U.S. financial institution, that evidence ownership interest in a security or a pool of securities issued by either a U.S. or foreign issuer. GDRs are issued globally and evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the U.S. securities market. EDRs are designed for trading in European Securities Markets and GDRs are designed for trading in non-U.S. securities markets. Generally, depositary receipts may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

ASSET-BACKED SECURITIES

      Asset-backed securities are securities backed by installment contracts, credit card and other receivables or other financial type assets. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made monthly, thus in effect "passing through" monthly payments made by the individual borrowers on the assets underlying securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments. An asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater than in the case for mortgage-backed securities. Falling interest rates generally result in an increase in the rate of prepayments while rising interest rates generally decrease the rate of prepayments. An acceleration in prepayments in response to sharply falling interest rates will shorten the security's average maturity and limit the potential appreciation in the security's value relative to a conventional debt security.

BELOW INVESTMENT-GRADE (HIGH YIELD) DEBT SECURITIES

      Fixed income securities rated Ba or lower by Moody's Investor Service ("Moody's") or BB or lower by Standard & Poor's ("S&P"), frequently referred to as "junk bonds," are considered to be of poor standing and predominantly speculative. They generally offer higher yields than higher rated bonds. Such securities are subject to a substantial degree of credit risk. Such medium- and low-grade bonds held by a Fund may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events. Additionally, high-yield bonds are often issued by smaller, less creditworthy companies or by highly leveraged firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by bonds issued under such circumstances are substantial. Changes by recognized rating agencies in their rating of any security and in the ability of an issuer to make payments of interest and principal will ordinarily have a more dramatic effect on the values of these investments than on the values of higher-rated securities. Such changes in value will not affect cash income derived from these securities, unless the issuers fail to pay interest or dividends when due. Such changes will, however, affect a Fund's net asset value per share.

      In the past, the high yields from low-grade bonds have more than compensated for the higher default rates on such securities. However, there can be no assurance that diversification will protect a Fund from widespread bond defaults brought about by a sustained economic downturn, or that yields will continue to offset default rates on high-yield bonds in the future. Issuers of these securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing.

      The value of lower-rated debt securities will be influenced not only by changing interest rates, but also by the bond market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, low- and medium-rated bonds may decline in market value due to investors' heightened concern over credit quality, regardless of prevailing interest rates. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of lower-rated securities held by a Fund, especially in a thinly traded market. Illiquid or restricted securities held by a Fund may involve valuation difficulties. Trading in the secondary market for high-yield bonds may become thin and market liquidity may be significantly reduced. Even under normal conditions, the market for high-yield bonds may be less liquid than the market for investment-grade corporate bonds. There are fewer securities dealers in the high-yield market, and purchasers of high-yield bonds are concentrated among a smaller group of securities dealers and institutional investors. In periods of reduced market liquidity, high-yield bond prices may become more volatile.

      YOUTH AND GROWTH OF LOWER-RATED SECURITIES MARKET - An economic downturn or increase in interest rates is likely to have an adverse effect on the lower-rated securities market generally (resulting in more defaults) and on the value of lower-rated securities contained in the portfolios of a Fund which holds these securities.

      SENSITIVITY TO ECONOMIC AND INTEREST RATE CHANGES - The economy and interest rates can affect lower-rated securities differently from other securities. For example, the prices of lower-rated securities are more sensitive to adverse economic changes or individual corporate developments than are the prices of higher-rated investments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals or to obtain additional financing. If the issuer of a lower-rated security defaulted, a Fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated securities and a Fund's net asset values.

      LIQUIDITY AND VALUATION - To the extent that an established secondary market does not exist and a particular obligation is thinly traded, the obligation's fair value may be difficult to determine because of the absence of reliable, objective data. As a result, a Fund's valuation of the obligation and the price it could obtain upon its disposition could differ.


      CREDIT RATINGS - The credit ratings of Moody's and S&P are evaluations of the safety of principal and interest payments of lower-rated securities. There is a risk that credit rating agencies may fail to timely change the credit ratings to reflect subsequent events. Therefore, in addition to using recognized rating agencies and other sources, the Investment Adviser or Subadviser also performs its own analysis of issuers in selecting investments for a Fund. The Investment Adviser or Subadviser's analysis of issuers may include, among other things, historic and current financial condition, current and anticipated cash flow and borrowing strength of management, responsiveness to business conditions, credit standing and current and anticipated results of operations.


      YIELDS AND RATINGS - The yields on certain obligations are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's and S&P represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

      While any investment carries some risk, certain risks associated with lower-rated securities are different from those for investment-grade securities. The risk of loss through default is greater because lower-rated securities are usually unsecured and are often subordinate to an issuer's other obligations. Additionally, the issuers of these securities frequently have high debt levels and are thus more sensitive to difficult economic conditions, individual corporate developments and rising interest rates. Consequently, the market price of these securities may be quite volatile and may result in wider fluctuations of a Fund's net asset value per share.

BORROWING

      A Fund may not borrow money or issue senior securities, except as described in this paragraph or as described in "Investment Restrictions." Any policy under "Investment Restrictions" which contradicts policies described in this paragraph governs that applicable Fund's policy on borrowing. A Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets. A Fund may not mortgage, pledge or hypothecate any assets, except that each Fund may do so in connection with borrowings for temporary purposes in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the total assets of a Fund. A Fund may also borrow money for extraordinary purposes or to facilitate redemptions in amounts up to 25% of the value of total assets. A Fund will not purchase securities while its borrowings (including reverse repurchase agreements) exceed 5% of its total assets. A Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank with the required asset coverage of at least 300%. In the event that such asset coverage shall at any time fall below 300%, a Fund shall, within three days thereafter (not including Sundays or holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOs"), REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("REMICs") AND MULTI-CLASS PASS-THROUGHS

      CMOs and REMICs are debt instruments issued by special-purpose entities which are secured by pools or mortgage loans or other mortgage-backed securities. Multi-class pass-through securities are equity interests in a trust composed of mortgage loans or other mortgage-backed securities. CMOs, REMICs and multi-class pass-through securities (collectively, CMOs unless the context indicates otherwise) may be issued by agencies or instrumentalities of the U.S. government or by private organizations.

      In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specified coupon rate or adjustable rate tranche and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates. Interest is paid or accrued on all classes of a CMO on a monthly, quarterly or semi-annual basis. The principal and interest on the underlying mortgages may be allocated among several classes of a series of a CMO in many ways. In a common structure, payments of principal, including any principal prepayments, on the underlying mortgages are applied to the classes of a series of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of a CMO until all other classes having an earlier stated maturity or final distribution date have been paid in full.

      One or more tranches of a CMO may have coupon rates which reset periodically at a specified increment over an index such as the London Interbank Offered Rate ("LIBOR"). These adjustable-rate tranches, known as "floating-rate CMOs," will be considered adjustable-rate mortgage securities ("ARMs") by a Fund. Floating-rate CMOs may be backed by fixed-rate or adjustable-rate mortgages; to date, fixed-rate mortgages have been more commonly utilized for this purpose. Floating-rate CMOs are typically issued with lifetime "caps" on the coupon rate thereon. These caps, similar to the caps on adjustable-rate mortgages, represent a ceiling beyond which the coupon rate on a floating-rate CMO may not be increased regardless of increases in the interest rate index to which the floating-rate CMO is geared.


      REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities. As with CMOs, the mortgages that collateralize the REMIC in which a Fund may invest include mortgages backed by Ginnie Mae certificates or other mortgage pass-throughs issued or guaranteed by the U.S. government, its agencies or instrumentalities or issued by private entities, which are not guaranteed by any government agency.


      Yields on privately issued CMOs as described above have been historically higher than the yields on CMOs issued or guaranteed by U.S. government agencies. However, the risk of loss due to default on such instruments is higher since they are not guaranteed by the U.S. government. These Funds will not invest in subordinated privately issued CMOs.

      RESETS - The interest rates paid on the ARMs and CMOs in which these Funds may invest generally are readjusted at intervals of one year or less to an increment over some predetermined interest rate index. There are three main categories of indices: those based on U.S. Treasury securities, those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include: the one-year, three-year and five-year constant maturity Treasury rates, the three-month Treasury bill rate, the six-month Treasury bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-, three- or six-month or one-year LIBOR, the prime rate of a specific bank or commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile.

      CAPS AND FLOORS - The underlying mortgages which collateralize the ARMs and CMOs in which these Funds may invest will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down (1) per reset or adjustment interval and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization.

CONVERTIBLE SECURITIES

      Common stock occupies the most junior position in a company's capital structure. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to convert. The provisions of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holder's claims on assets and earnings are subordinated to the claims of other creditors and are senior to the claims of preferred and common shareholders. In the case of preferred stock and convertible preferred stock, the holder's claims on assets and earnings are subordinated to the claims of all creditors but are senior to the claims of common shareholders.

DERIVATIVE INVESTMENTS

      The term "derivatives" has been used to identify a range and variety of financial instruments. In general, a derivative is commonly defined as a financial instrument whose performance and value are derived, at least in part, from another source, such as the performance of an underlying asset, a specific security or an index of securities. As is the case with other types of investments, a Fund's derivative instruments may entail various types and degrees of risk, depending upon the characteristics of the derivative instrument and a Fund's overall portfolio.


      Each Fund permitted the use of derivatives may engage in such practices for hedging purposes, to maintain liquidity or in anticipation of changes in the composition of its portfolio holdings or as otherwise provided in a Fund's Prospectus. No Fund will engage in derivative investments purely for speculative purposes. A Fund will invest in one or more derivatives only to the extent that the instrument under consideration is judged by the Investment Adviser or Subadviser to be consistent with a Fund's overall investment objective and policies. In making such judgment, the potential benefits and risks will be considered in relation to a Fund's other portfolio investments.



      Where not specified, investment limitations with respect to a Fund's derivative instruments will be consistent with such Fund's existing percentage limitations with respect to its overall investment policies and restrictions. While not a fundamental policy, the total of all instruments deemed derivative in nature by the Investment Adviser or Subadviser will not exceed 20% of total assets for any Fund; however, as this policy is not fundamental, it may be changed from time to time when deemed appropriate by the Board of Trustees. The types of derivative securities in which certain Funds are permitted to invest include, but are not limited to, forward commitments, futures contracts, options, and swap agreements. Their respective policies and risks are described in this section. Whenever a Fund is required to establish a segregated account for 1940 Act purposes, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.

DOLLAR ROLLS

      Dollar roll transactions consist of the sale of mortgage-backed securities to a bank or broker-dealer, together with a commitment to purchase similar, but not necessarily identical, securities at a future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities to arrive at an implied borrowing (reverse repurchase) rate. Alternatively, the sale and purchase transactions that constitute the dollar roll can be executed at the same price, with a Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed after cash settlement and initially may involve only a firm commitment agreement by a Fund to buy a security. A Fund will segregate cash or liquid securities in an amount at least equal to the dollar roll transaction. Whenever a Fund is required to establish a segregated account for 1940 Act purposes, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.

      If the broker-dealer to whom a Fund sells the security becomes insolvent, a Fund's right to purchase or repurchase the security may be restricted. Also, the value of the security may change adversely over the term of the dollar roll, such that the security that a Fund is required to repurchase may be worth less than the security that a Fund originally held.

EQUITY SECURITIES

      Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Funds cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value may increase with the value of the issuer's business. The following describes various types of equity securities in which the Funds invest.

      COMMON STOCKS

      Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings may influence the value of its common stock.

      PREFERRED STOCKS

      Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. A Fund may treat such redeemable preferred stock as a fixed income security.

      WARRANTS AND RIGHTS

      Warrants give a Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). A Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security.

      Rights are the same as warrants, except companies typically issue rights to existing stockholders.

FIXED INCOME SECURITIES

      Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

      A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

      The following describes various types of fixed income securities in which a Fund may invest.

      TREASURY SECURITIES

      Treasury securities are direct obligations of the federal government of the U.S. Treasury securities are generally regarded as having the lowest credit risks.

      AGENCY SECURITIES

      Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (a GSE) acting under federal authority. The U.S. supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

      The Funds treat mortgage-backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage-backed securities.

      CORPORATE DEBT SECURITIES

      Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

      In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

      COMMERCIAL PAPER


      Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The commercial paper in which Aston/TCH Investment Grade Bond Fund invests will be rated A-1 by S&P, P-1 by Moody's or F-1 by Fitch Ratings. Subject to each Fund's limit on investing in illiquid securities, the money market funds may invest, without limit, in commercial paper issued in reliance upon the "private placement" exemption from registration under Section 4(2) of the Securities Act of 1933, as amended (the "1933 Act").


      DEMAND INSTRUMENTS

      Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Funds treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

      POOLED VEHICLES

      The Funds may invest in debt securities indirectly through pooled products typically organized as trust structures (e.g., TRAINS and TRACERS) and typically sold pursuant to Rule 144A under the 1933 Act. TRAINS, TRACERS and similar products contain a basket of debt securities that are designed to provide broad credit exposure in a single product. The Funds will incur transaction costs associated with such products and may be subject to credit risk of the sponsoring entity.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS


      Many international equity securities in which a Fund may invest will be traded in foreign currencies. Additionally, Aston/ABN AMRO High Yield Bond Fund may invest in high yield fixed interest securities issued by European corporations. These Funds may engage in certain foreign currency transactions, such as forward foreign currency exchange contracts, to guard against fluctuations in currency exchange rates in relation to the U.S. dollar or to the weighting of particular foreign currencies. In addition, a Fund may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A Fund may use such securities for hedging purposes only. No Fund will engage in such investments purely for speculative purposes.


      A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency exchange contract, a fund "locks in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, a Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. Contracts to sell foreign currencies would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts for the purpose of hedging against foreign exchange risks arising from a Fund's investment or anticipated investment in securities denominated in foreign currencies. Such hedging transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. In the case of a forward foreign currency exchange contract, a Fund will segregate cash or liquid securities at least in an amount equal to the contract. Whenever a Fund is required to establish a segregated account for 1940 Act purposes, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.

      A Fund may also enter into forward foreign currency exchange contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that it does so, a Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the particular Fund's Investment Adviser or Subadviser. A Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. A Fund may also use foreign currency futures contracts and related options on currencies for the same reasons for which forward foreign currency exchange contracts are used.


FOREIGN SECURITIES

      Foreign securities are described below. For country allocations, a company is considered to be located in the country in which it is domiciled, in which it is primarily traded, from which it derives a significant portion of its revenues or in which a significant portion of its goods or services are produced. Foreign securities may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks may include costs in connection with conversions between various currencies, limited publicly available information regarding foreign issuers, lack of uniformity in accounting, auditing and financial standards and requirements, greater securities market volatility, less liquidity of securities, less government supervision and regulations of securities markets, future adverse political and economic developments, the possible imposition of withholding taxes on interest, dividends or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those with respect to domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. Government regulation in many of the countries of interest to a Fund may limit the extent of a Fund's investment in companies in those countries. Further, it may be more difficult for a Fund's agents to keep currently informed about corporate actions that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., increasing the risk of delayed settlements of portfolio securities. Certain markets may require payment for securities before delivery. A Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Some countries restrict the extent to which foreigners may invest in their securities markets.

      Investments in securities of foreign issuers are frequently denominated in foreign currencies (including the Euro and other multinational currency units) and the value of a Fund's assets measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and a Fund may incur costs in connection with conversions between various currencies. A Fund may enter into forward foreign currency contracts as a hedge against possible variations in foreign exchange rates or to hedge a specific security transaction or portfolio position. Currently, only a limited market, if any, exists for hedging transactions relating to currencies in emerging markets, including Latin American and Asian markets. This may limit a Fund's ability to effectively hedge its investments in such markets if it chooses to do so.

      Securities of issuers located in countries with developing securities markets pose greater liquidity risks and other risks than securities of issuers located in developed countries and traded in more established markets. Low liquidity in markets may adversely affect a Fund's ability to buy and sell securities and cause increased volatility. Developing countries may at various times have less stable political environments than more developed nations. Changes of control may adversely affect the pricing of securities from time to time. Some developing countries may afford only limited opportunities for investing. In certain developing countries, a Fund may be able to invest solely or primarily through ADRs or similar securities and government approved investment vehicles, including closed-end investment companies.

      The settlement systems in certain emerging markets, including Asian and Eastern European countries such as Russia, are less developed than in more established markets. As a result, there may be a risk that settlement may be delayed and that cash or securities of a Fund may be in jeopardy because of failures or of defects in the systems used. In particular, market practice may require that payment be made prior to receipt of the security which is being purchased or that delivery of a security must be made before payment is received. In such cases, default by the executing broker or bank might result in a loss to a Fund investing in emerging market securities.

      Certain risks associated with international investments and investing in smaller, developing markets are heightened for investments in Latin American countries. For example, some of the currencies of Latin American countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made in certain of these currencies periodically. Furthermore, Latin American currencies may not be internationally traded. Also, many Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. In addition, although there is a trend toward less government involvement in commerce, governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government still owns or controls many companies, including some of the largest companies in the country. Accordingly, government actions in the future could have a significant effect on economic conditions in Latin American countries, which could affect private sector companies and a Fund, as well as the value of securities in a Fund's portfolio.


      In making investment decisions for a Fund, the Investment Adviser or Subadviser evaluates the risks associated with investing Fund assets in a particular country, including risks stemming from a country's financial infrastructure and settlement practices; the likelihood of expropriation, nationalization or confiscation of invested assets; prevailing or developing custodial practices in the country; the country's laws and regulations regarding the safekeeping, maintenance and recovery of invested assets; the likelihood of government-imposed exchange control restrictions which could impair the liquidity of Fund assets maintained with custodians in that country, as well as risks from political acts of foreign governments ("country risks"). Of course, the Investment Adviser's or Subadviser's decisions regarding these risks may not be correct or prove to be unwise and any losses resulting from investing in foreign countries will be borne by the Fund.


      Holding Fund assets in foreign countries presents additional risks including, but not limited to, the risks that a particular foreign custodian or depositary will not exercise proper care with respect to Fund assets or will not have the financial strength or adequate practices and procedures to properly safeguard Fund assets. A Fund may be precluded from investing in certain foreign countries until such time as adequate custodial arrangements can be established.

FORWARD COMMITMENTS, WHEN-ISSUED SECURITIES AND DELAYED DELIVERY TRANSACTIONS


      A Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time.

Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although a Fund would generally purchase securities on a when-issued, delayed-delivery or forward commitment basis with the intention of acquiring the securities, a Fund may dispose of such securities prior to settlement if its Investment Adviser or Subadviser deems it appropriate to do so.


      A Fund may dispose of or re-negotiate a when-issued or forward commitment after entering into these transactions. A Fund will normally realize a capital gain or loss in connection with these transactions. For purposes of determining a Fund's average dollar-weighted maturity, the maturity of when-issued or forward commitment securities will be calculated from the commitment date.

      When a Fund purchases securities on a when-issued, delayed-delivery or forward commitment basis, a Fund will segregate cash or liquid securities having a value (determined daily) at least equal to the amount of a Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities, a Fund will segregate the portfolio securities while the commitment is outstanding. Whenever a Fund is required to establish a segregated account for 1940 Act purposes, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.

      These procedures are designed to ensure that a Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed-delivery transactions.


      Aston/TCH Investment Grade Bond Fund does not intend to engage in when-issued and delayed delivery transactions that would cause the segregation of more than 20% of the value of its total assets.


FUTURES CONTRACTS

      Futures contracts are generally considered to be derivative securities. Each Fund permitted the use of futures contracts and options on futures contracts may engage in such practices for hedging purposes or to maintain liquidity or as otherwise provided in a Fund's prospectus. The Trust has claimed exclusion from the definition of the term "commodity pool operator" adopted by the Commodity Futures Trading Commission and the National Futures Association, which regulate trading in the futures markets. Therefore, the Trust is not subject to commodity pool operator registration and regulation under the Commodity Exchange Act. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates.

      At maturity, a futures contract obligates a Fund to take or make delivery of certain securities or the cash value of a securities index. A Fund may sell a futures contract in order to offset a decrease in the market value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio of securities as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings.

      Gain derived by a Fund from the use of such instruments generally will be treated as a combination of short-term and long-term capital gain and, if not offset by realized capital losses incurred by a Fund, will be distributed to shareholders and will be taxable to shareholders as a combination of ordinary income and long-term capital gain.

      A Fund may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When a Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, a Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities that a Fund intends to purchase. Similarly, if the market is expected to decline, a Fund might purchase put options or sell call options on futures contracts rather than sell futures contracts. In connection with a Fund's position in a futures contract or option thereon, a Fund will segregate cash or liquid securities or will otherwise cover its position in accordance with applicable requirements of the SEC. Whenever a Fund is required to establish a segregated account for 1940 Act purposes, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.

      A Fund may enter into a contract for the purchase or sale for future delivery of securities, including index contracts. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

      A Fund may enter into such futures contracts to protect against the adverse effects of fluctuations in security prices or interest rates without actually buying or selling the securities. For example, if interest rates are expected to increase, a Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by a Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to a Fund would increase at approximately the same rate, thereby keeping the net asset value of a Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, a Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and a Fund could then buy debt securities on the cash market.

      A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement was made. Open futures contracts are valued on a daily basis and a Fund may be obligated to provide or receive cash reflecting any decline or increase in the contract's value. No physical delivery of the underlying stocks in the index is made in the future.

      With respect to options on futures contracts, when a Fund is temporarily not fully invested, it may purchase a call option on a futures contract to hedge against a market advance. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when a Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance.

      The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security or foreign currency that is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the value of a Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security or foreign currency, which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, a Fund will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities that a Fund intends to purchase.

      Call and put options on stock index futures are similar to options on securities except that, rather than the right to purchase or sell stock at a specified price, options on a stock index future give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

      If a put or call option which a Fund has written is exercised, a Fund may incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options positions, a Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective puts on portfolio securities and for federal income tax purposes will be considered a "short sale." For example, a Fund will purchase a put option on a futures contract to hedge a Fund's portfolio against the risk of rising interest rates.

      To the extent that market prices move in an unexpected direction, a Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if a Fund is hedged against the possibility of an increase in interest rates and interest rates decrease instead, a Fund would lose part or all of the benefit of the increased value, which it has because it would have offsetting losses in its futures position. In addition, in such situations, if a Fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. A Fund may be required to sell securities at a time when it may be disadvantageous to do so.

      Options on securities, futures contracts, options on futures contracts and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the U.S., may not involve a clearing mechanism and related guarantees and are subject to the risk of governmental actions affecting trading in or the prices of foreign securities. Some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors,
(ii) lesser availability than in the U.S. of data on which to make trading decision, (iii) delays in the Trust's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S. and (v) lesser trading volume. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that a Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or a Fund could incur losses as a result of those changes.

      Further, with respect to options on futures contracts, a Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

ILLIQUID SECURITIES


      A Fund may invest up to 15% (10% for the money market funds) of its net assets in securities that are illiquid. Securities are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at approximately the price at which a Fund values the security. Illiquid securities will generally include but are not limited to: insurance funding agreements, repurchase agreements and time deposits with notice/termination dates in excess of seven days; unlisted over-the-counter options; swap agreements, interest rate caps, floors and collars; and certain securities which are subject to trading restrictions because they are not registered under the 1933 Act.


INVESTMENT COMPANY SHARES


      Investments by the Funds in other investment companies, including closed-end funds and exchange-traded funds ("ETFs"), will be subject to the limitations of the 1940 Act except as permitted by SEC orders. By investing in securities of an investment company, Fund shareholders will indirectly bear the fees of that investment company in addition to a Fund's own fees and expenses. The Funds may rely on SEC orders that permit them to invest in certain ETFs beyond the limits contained in the 1940 Act, subject to certain terms and conditions. A Fund is permitted to invest in shares of an Aston money market fund for cash management purposes, provided that the Investment Adviser or Subadviser or any of its affiliates waive management fees and other expenses with respect to Fund assets invested therein.


      It is the position of the staff of the SEC that certain nongovernmental issuers of CMOs and REMICs constitute investment companies under the 1940 Act, and therefore either (a) investments in such instruments are subject to the limitations under the 1940 Act above or (b) the issuers of such instruments have been granted orders from the SEC exempting such instruments from the definition of investment company.

MONEY MARKET INSTRUMENTS

      Money market instruments include but are not limited to the following: short-term corporate obligations, Certificates of Deposit ("CDs"), Eurodollar Certificates of Deposit ("Euro CDs"), Yankee Certificates of Deposit ("Yankee CDs"), foreign bankers' acceptances, foreign commercial paper, letter of credit-backed commercial paper, time deposits, loan participations ("LPs"), variable- and floating-rate instruments and master demand notes. Bank obligations may include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits earning a specified return, issued for a definite period of time by a U.S. bank that is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank that is insured by the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase.

      Domestic and foreign banks are subject to extensive but different government regulations, which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets.

      Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a Fund to additional investment risks, including future political and economic developments, possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping standards than those applicable to domestic branches of U.S. banks. Investments in the obligations of U.S. branches of foreign banks or foreign branches of U.S. banks will be made only when the Investment Adviser or Subadviser believes that the credit risk with respect to the investment is minimal.


      Euro CDs, Yankee CDs and foreign bankers' acceptances involve risks that are different from investments in securities of U.S. banks. The major risk, which is sometimes referred to as "sovereign risk," pertains to possible future unfavorable political and economic developments, possible withholding taxes, seizures of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest. Investment in foreign commercial paper also involves risks that are different from investments in securities of commercial paper issued by U.S. companies. Non-U.S. securities markets generally are not as developed or efficient as those in the U.S. Such securities may be less liquid and more volatile than securities of comparable U.S. corporations. Non-U.S. issuers are not generally subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers. In addition, there may be less public information available about foreign banks, their branches and other issuers.

      Time deposits usually trade at a premium over Treasuries of the same maturity. Investors regard such deposits as carrying some credit risk, which Treasuries do not; also, investors regard time deposits as being sufficiently less liquid than Treasuries; hence, investors demand some extra yield for buying time deposits rather than Treasuries. The investor in a loan participation has a dual credit risk to both the borrower and also the selling bank. The second risk arises because it is the selling bank that collects interest and principal and sends it to the investor.

      Commercial paper may include variable- and floating-rate instruments, which are unsecured instruments that permit the interest on indebtedness thereunder to vary. Variable-rate instruments provide for periodic adjustments in the interest rate. Floating-rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable- and floating-rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable- and floating-rate obligations with the demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable- or floating-rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Substantial holdings of variable- and floating-rate instruments could reduce portfolio liquidity.

      BANKERS' ACCEPTANCES - Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

      COMMERCIAL PAPER - Commercial paper is a term used to describe unsecured short-term promissory notes issued by banks, municipalities, corporations and other entities. Maturities on these issues vary from a few to 270 days.

      EURODOLLAR CERTIFICATES OF DEPOSIT - A Euro CD is a receipt from a bank for funds deposited at that bank for a specific period of time at some specific rate of return and denominated in U.S. dollars. It is the liability of a U.S. bank branch or foreign bank located outside the U.S. Almost all Euro CDs are issued in London.


      FOREIGN BANKERS' ACCEPTANCES - A money market Fund's purchases are limited by the quality standards of Rule 2a-7 under the 1940 Act. Foreign bankers' acceptances are short-term (270 days or less), non-interest-bearing notes sold at a discount and redeemed by the accepting foreign bank at maturity for full face value and denominated in U.S. dollars. Foreign bankers' acceptances are the obligations of the foreign bank involved to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity.



      FOREIGN COMMERCIAL PAPER - A money market Fund's purchases are limited by the quality standards of Rule 2a-7 under the 1940 Act. Foreign commercial paper consists of short-term unsecured promissory notes denominated in U.S. dollars, issued directly by a foreign firm in the U.S. or issued by a "domestic shell" subsidiary of a foreign firm established to raise dollars for the firm's operations abroad or for its U.S. subsidiary. Like commercial paper issued by U.S. companies, foreign commercial paper is rated by the rating agencies (Moody's or S&P) as to the issuer's creditworthiness. Foreign commercial paper can potentially provide the investor with a greater yield than domestic commercial paper.


      LOAN PARTICIPATIONS - Loan participations ("LPs") are loans sold by the lending bank to an investor. The loan participant borrower may be a company with highly-rated commercial paper that finds it can obtain cheaper funding through an LP than with commercial paper and can also increase the company's name recognition in the capital markets. LPs often generate greater yield than commercial paper.

      The borrower of the underlying loan will be deemed to be the issuer except to the extent a Fund derives its rights from the intermediary bank that sold the LPs. Because LPs are undivided interests in a loan made by the issuing bank, a Fund may not have the right to proceed against the LP borrower without the consent of other holders of the LPs. In addition, LPs will be treated as illiquid if, in the judgment of the Investment Adviser, they cannot be sold within seven days.


      VARIABLE- AND FLOATING-RATE INSTRUMENTS AND RELATED RISKS - With respect to the variable- and floating-rate instruments that may be acquired by a Fund, the Investment Adviser or Subadviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to demand features, will monitor their financial status with respect to the ability of the issuer to meet its obligation to make payment on demand. Where necessary to ensure that a variable- or floating-rate instrument meets a Fund's quality requirements, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend.


      Because variable- and floating-rate instruments are direct lending arrangements between the lender and the borrower, it is not contemplated that such instruments will generally be traded. There is generally no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

      The same credit research must be done for master demand notes as in accepted names for potential commercial paper issuers to reduce the chances of a borrower getting into serious financial difficulties.

      The money market funds may invest in derivatives, specifically high quality floating rate instruments which reset off the following money market indices: U.S. Treasury Bills, Fed Funds, Prime and LIBOR.



      STRIPS - Separately traded interest and principal securities ("STRIPS") are component parts of U.S. Treasury Securities traded through the Federal Book-Entry System. The Investment Adviser will purchase only STRIPS that it determines are liquid or, if illiquid, that do not violate a Fund's investment policy concerning investments in illiquid securities. Consistent with Rule 2a-7, the Investment Adviser will purchase for money market funds only STRIPS that have a remaining maturity of 397 days or less. While there is no limitation on the percentage of the Fund's assets that may be comprised of STRIPS, the Investment Adviser will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights and of deviation in the value of shares of the money market funds.


      YANKEE CERTIFICATES OF DEPOSIT - Yankee CDs are certificates of deposit that are issued domestically by foreign banks. It is a means by which foreign banks may gain access to U.S. markets through their branches that are located in the U.S., typically in New York. These CDs are treated as domestic securities.

MORTGAGE-BACKED SECURITIES AND MORTGAGE PASS-THROUGH SECURITIES

      The timely payment of principal and interest on mortgage-backed securities issued or guaranteed by Ginnie Mae (formerly known as the Government National Mortgage Association) is backed by Ginnie Mae and the full faith and credit of the U.S. government. Securities issued by Ginnie Mae and other mortgage-backed securities may be purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and would be lost if prepayment occurs. Mortgage-backed securities issued by U.S. government agencies or instrumentalities other than Ginnie Mae are not "full faith and credit" obligations. Certain obligations, such as those issued by the Federal Home Loan Banks, Fannie Mae (formerly known as the Federal National Mortgage Association) and Freddie Mac (formerly known as the Federal Home Loan Mortgage Corporation), are supported only by the credit of the issuer. Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities and reduce returns. A Fund may agree to purchase or sell these securities with payment and delivery taking place at a future date.

      Other mortgage-backed securities are issued by private issuers, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. These private mortgage-backed securities may be supported by U.S. government mortgage-backed securities or some form of non-government credit enhancement. Mortgage-backed securities have either fixed or adjustable interest rates. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities. In addition, like other debt securities, the values of mortgage-related securities, including government and government-related mortgage pools, generally will fluctuate in response to market interest rates.

      Mortgage-backed securities have greater market volatility than other types of securities. In addition, because prepayments often occur at times when interest rates are low or are declining, a Fund may be unable to reinvest such funds in securities that offer comparable yields. The yields provided by these mortgage securities have historically exceeded the yields on other types of U.S. government securities with comparable maturities in large measure due to the risks associated with prepayment features. (See "General Risks of Mortgage Securities" described below).

      For federal income tax purposes other than diversification under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), mortgage-backed securities are not considered to be separate securities but rather a beneficial ownership in "grantor trusts," conveying to the holder an individual interest in each of the mortgages constituting the pool.

      The mortgage securities which are issued or guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae ("certificates") are called pass-through certificates because a pro-rata share of both regular interest and principal payments (less Ginnie Mae's, Freddie Mac's or Fannie Mae's fees and any applicable loan servicing fees), as well as unscheduled early prepayments on the underlying mortgage pool, are passed through monthly to the holder of the certificate (i.e., the portfolio).


      Certain Funds may also invest in pass-through certificates issued by non-governmental issuers. Pools of conventional residential mortgage loans created by such issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payment. Timely payment of interest and principal of these pools is, however, generally supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurance and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Fund's quality standards. A Fund may buy mortgage-related securities without insurance or guarantees if through an examination of the loan experience and practices of the poolers, the Investment Adviser or Subadviser determines that the securities meet a Fund's quality standards.



      OTHER MORTGAGE-BACKED SECURITIES - The Investment Adviser or Subadviser expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed-rate mortgages. As new types of mortgage-related securities are developed and offered to investors, the Investment Adviser or Subadviser will, consistent with a Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.



      GENERAL RISKS OF MORTGAGE SECURITIES - The mortgage securities in which a Fund invests differ from conventional bonds in that principal is paid back over the life of the mortgage security rather than at maturity. As a result, the holder of the mortgage securities (i.e., the Fund) receives monthly scheduled payments of principal and interest and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When the holder reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the existing mortgage securities. For this reason, mortgage securities may be less effective than other types of securities as a means of "locking in" long-term interest rates.


      A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages and expose a Fund to a lower rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by a Fund, the prepayment right of mortgagors may decrease or limit the increase in net asset value of a Fund because the value of the mortgage-backed securities held by a Fund may decline more than or may not appreciate as much as the price of non-callable debt securities. To the extent market interest rates increase beyond the applicable cap or maximum rate on a mortgage security, the market value of the mortgage security would likely decline to the same extent as a conventional fixed-rate security. The volatility of the security would likely increase, however, because the expected decline in prepayments would lead to longer effective maturity of the underlying mortgages.

      In addition, to the extent mortgage securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the holder's principal investment to the extent of the premium paid. On the other hand, if mortgage securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income which when distributed to shareholders will be taxable as ordinary income.

      With respect to pass-through mortgage pools issued by non-governmental issuers, there can be no assurance that the private insurers associated with such securities can meet their obligations under the policies. Although the market for such non-governmental issued or guaranteed mortgage securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. The purchase of such securities is subject to each Fund's limit with respect to investment in illiquid securities.

MUNICIPAL SECURITIES

      Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair, or improvement of privately operated facilities. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility; tolls from a toll bridge for example. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

      Municipal securities include both municipal notes and municipal bonds. Municipal notes include general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes, and construction loan notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds.

      A Fund's investments in any of the notes described above is limited to those obligations (i) rated in the highest two rating categories by a nationally recognized statistical rating organization ("NRSRO") or (ii) if not rated, of equivalent quality in the Investment Adviser's judgment.


      Municipal bonds must be rated in the highest four rating categories by an NRSRO at the time of investment or, if unrated, must be deemed by the Investment Adviser to have essentially the same characteristics and quality as bonds rated in the above rating categories. If permitted by a Fund's investment policies, the Investment Adviser or Subadviser, as applicable, may purchase industrial development and pollution control bonds if the interest paid is exempt from federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking facilities. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.


OPTIONS


      A call option enables the purchaser, in return for the premium paid, to purchase securities from the writer of the option at an agreed price up to an agreed date. The advantage is that the purchaser may hedge against an increase in the price of securities it ultimately wishes to buy or may take advantage of a rise in a particular index. A Fund will only purchase call options to the extent premiums paid on all outstanding call options do not exceed 20% of such Fund's total assets. A Fund will only sell or write call options on a covered basis (e.g., on securities it holds in its portfolio). A put option enables the purchaser of the option, in return for the premium paid, to sell the security underlying the option to the writer at the exercise price during the option period. The writer of the option has the obligation to purchase the security from the purchaser of the option. The advantage is that the purchaser can be protected should the market value of the security decline or should a particular index decline. Except as otherwise provided in a Fund's prospectus or in this Statement of Additional Information, a Fund will only purchase put options to the extent that the premiums on all outstanding put options do not exceed 20% of a Fund's total assets. Aston/TCH Investment Grade Bond Fund will not purchase put options on securities unless the securities are held in the Fund's portfolio and not more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions. A Fund will only purchase put options on a covered basis and write put options on a secured basis. Cash or other collateral will be segregated by a Fund for such options. Whenever a Fund is required to establish a segregated account for 1940 Act purposes, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account. A Fund will receive premium income from writing put options, although it may be required, when the put is exercised, to purchase securities at higher prices than the current market price. At the time of purchase, a Fund will receive premium income from writing call options, which may offset the cost of purchasing put options and may also contribute to a Fund's total return. A Fund may lose potential market appreciation if the judgment of its Investment Adviser or Subadviser is incorrect with respect to interest rates, security prices or the movement of indices.


      An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive cash from the seller equal to the difference between the closing price of the index and the exercise price of the option.

      Closing transactions essentially let a Fund offset put options or call options prior to exercise or expiration. If a Fund cannot effect a closing transaction, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

      A Fund may use options traded on U.S. exchanges, and as permitted by law, options traded over-the-counter. It is the position of the SEC that over-the-counter options are illiquid. Accordingly, a Fund will invest in such options only to the extent consistent with its 15% limit on investments in illiquid securities.

      These options are generally considered to be derivative securities. Such options may relate to particular securities, stock indices or financial instruments and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.

      A Fund will write call options only if they are "covered." In the case of a call option on a security, the option is "covered" if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or liquid securities in such amount will be segregated by a Fund) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a diversified stock portfolio or liquid assets equal to the contract value.

      A call option is also covered if a Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written or (ii) greater than the exercise price of the call written provided the difference is maintained by a Fund in cash or liquid securities in a segregated account with its custodian or fund accounting agent. A Fund will write put options only if they are "secured" by liquid assets maintained in a segregated account by a Funds' Custodians or fund accounting agent in an amount not less than the exercise price of the option at all times during the option period. Whenever a Fund is required to establish a segregated account for 1940 Act purposes, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.

      A Fund's obligation to sell a security subject to a covered call option written by it, or to purchase a security subject to a secured put option written by it, may be terminated prior to the expiration date of the option by a Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series as the previously written option. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event a Fund will have incurred a loss in the transaction.

      There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security (in the case of a covered call option) or liquidate the segregated securities (in the case of a secured put option) until the option expires or the optioned security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security during such period.

      PURCHASING CALL OPTIONS - Except as otherwise provided in a Fund's prospectus or in this Statement of Additional Information, each Fund may purchase call options to the extent that premiums paid by a Fund do not aggregate more than 20% of that Fund's total assets. When a Fund purchases a call option, in return for a premium paid by a Fund to the writer of the option, a Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that a Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with transactions, except the cost of the option.

      Following the purchase of a call option, a Fund may liquidate its position by effecting a closing sale transaction by selling an option of the same series as the option previously purchased. A Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; a Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

      Although a Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by a Fund may expire without any value to a Fund, in which event a Fund would realize a capital loss which will be short-term unless the option was held for more than one year.


      COVERED CALL WRITING - A Fund may write covered call options from time to time on such portions of their portfolios, without limit, as the Investment Adviser or Subadviser determines is appropriate in pursuing a Fund's investment objective. The advantage to a Fund of writing covered calls is that a Fund receives a premium that is additional income. However, if the security rises in value, a Fund may not fully participate in the market appreciation.


      During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option or upon entering a closing purchase transaction. A closing purchase transaction, in which a Fund, as writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written, cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

      Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

      If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period if such security is sold or there is another recognition event. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security plus the amount of the premium on the option less the commission paid.

      A Fund will write call options only on a covered basis, which means that a Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, a Fund would be required to continue to hold a security which it might otherwise wish to sell or deliver a security it would want to hold. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

      PURCHASING PUT OPTIONS - A Fund may invest up to 20% of its total assets in the purchase of put options. A Fund will, at all times during which it holds a put option, own the security covered by such option. Except as otherwise provided in a Fund's prospectus or in this Statement of Additional Information, with regard to the writing of put options, each Fund will limit the aggregate value of the obligations underlying such put options to 50% of its total assets. The purchase of the put option on substantially identical securities held by a Fund will constitute a short sale for federal income tax purposes, which may result in a short-term capital gain on the sale of the security if such substantially identical securities were held by the Fund for not more than one year as of the date of the short sale or were acquired by the Fund after the short sale and on or before the closing date of the short sale.

      A put option purchased by a Fund gives it the right to sell one of its securities for an agreed price up to an agreed date. A Fund would purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options allows a Fund to protect unrealized gains in an appreciated security in their portfolios without actually selling the security. If the security does not drop in value, a Fund will lose the value of the premium paid. A Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

      A Fund may sell a put option purchased on individual portfolio securities. Additionally, a Fund may enter into closing sale transactions. A closing sale transaction is one in which a Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.


      WRITING PUT OPTIONS - A Fund may also write put options on a secured basis which means that a Fund will maintain in a segregated account with its custodian or fund accounting agent, cash or U.S. government securities in an amount not less than the exercise price of the option at all times during the option period. Whenever a Fund is required to establish a segregated account, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account. The amount of cash or U.S. government securities held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by a Fund. Secured put options will generally be written in circumstances where the Investment Adviser or Subadviser wishes to purchase the underlying security for a Fund's portfolio at a price lower than the current market price of the security. In such event, that Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.


      Following the writing of a put option, a Fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. However, a Fund may not effect such a closing transaction after it has been notified of the exercise of the option.

      FOREIGN CURRENCY OPTIONS - A Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits that may limit the ability of a Fund to reduce foreign currency risk using such options.

PUBLICLY TRADED PARTNERSHIPS


      Publicly traded partnerships are limited partnerships (or limited liability companies), the units of which are listed and traded on a securities exchange. Aston/River Road Dynamic Equity Income Fund and Aston/ABN AMRO Real Estate Fund may invest in publicly traded partnerships that are treated as partnerships for federal income tax purposes. These include master limited partnerships ("MLPs") and other entities qualifying under limited exceptions in the Code. Many MLPs derive income and capital gain from the exploration, development, mining or production, processing, refining, transportation or marketing of any mineral or natural resource. The value of MLP units fluctuates predominantly based on prevailing market conditions and the success of the MLP. Aston/River Road Dynamic Equity Income Fund and Aston/ABN AMRO Real Estate Fund may purchase common units of a MLP on an exchange as well as directly from the MLP or other parties in private placements. Unlike owners of common stock of a corporation, owners of common units have limited voting rights and have no ability to annually elect directors. MLPs generally distribute all available cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions, but a Fund will be required to include in its taxable income its allocable share of the MLP's income regardless of whether any distributions are made by the MLP. Thus, if the distributions received by the Fund are less than the Fund's allocable share of the MLP's income, the Fund may be required to sell other securities so that it may satisfy the requirements to qualify as a regulated investment company and avoid federal income and excise taxes. Common units typically have priority as to a minimum quarterly distribution. In the event of liquidation, common units have preference over subordinated units, but not debt or preferred units, to the remaining assets of the MLP.


      An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. Holders of MLP units of a particular MLP are also exposed to a remote possibility of liability for the obligations of that MLP under limited circumstances not expected to be applicable to the Fund. In addition, the value of the Fund's investment in MLPs depends largely on the MLPs being treated as partnerships for federal income tax purposes. If an MLP does not meet current law requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation. In that case, the MLP would be obligated to pay income tax at the entity level and distributions received by the Fund generally would be taxed as dividend income. As a result, there could be a reduction in the Fund's cash flow and there could be a material decrease in the value of the Fund's shares. The Fund will not acquire any interests in MLPs that are believed to expose the assets of the Fund to liabilities incurred by the MLP.

REAL ESTATE INVESTMENT TRUSTS (REITs)

      REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code, or its failure to maintain exemption from registration under the 1940 Act. Rising interest rates may cause the value of the debt securities in which a Fund may invest to fall. Conversely, falling interest rates may cause their value to rise. Changes in the value of portfolio securities does not necessarily affect cash income derived from these securities but will effect a Fund's net asset value.

REPURCHASE AGREEMENTS

      A Fund may enter into repurchase agreements pursuant to which a Fund purchases portfolio assets from a bank or broker-dealer concurrently with an agreement by the seller to repurchase the same assets from a Fund at a later date at a fixed price. If the seller should default on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, a Fund may incur a loss if the value of the security should decline, as well as disposition costs in liquidating the security.

      The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).


      The financial institutions with which a Fund may enter into repurchase agreements are banks and non-bank dealers of U.S. government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers and banks, if such banks and non-bank dealers are deemed creditworthy by the Investment Adviser or Subadviser. The Investment Adviser or Subadviser will continue to monitor the creditworthiness of the seller under a repurchase agreement and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement at not less than the repurchase price.



      A Fund will only enter into a repurchase agreement where the market value of the underlying security, including interest accrued, will at all times equal or exceed the repurchase price. The securities held subject to a repurchase agreement by a money market fund may have stated maturities exceeding 13 months, provided the repurchase agreement itself matures in less than 13 months. The taxable money market funds may enter into repurchase agreements that are collateralized by equity securities, high-yield bonds and other non-traditional forms of collateral provided that the repurchase agreement is an eligible security under Rule 2a-7.


RESTRICTED SECURITIES


      Each Fund will limit investments in securities of issuers which a Fund is restricted from selling to the public without registration under the 1933 Act to no more than 5% of a Fund's total assets, excluding restricted securities eligible for resale pursuant to Rule 144A under the 1933 Act and, with respect to a money market fund, commercial paper issued in reliance upon "private placement" exemption from registration under Section 4(2) of the 1933 Act that has been determined to be liquid by a Fund's investment adviser, pursuant to guidelines adopted by the Trust's Board of Trustees.


REVERSE REPURCHASE AGREEMENTS

      Reverse repurchase agreements involve the sale of securities held by a Fund pursuant to a Fund's agreement to repurchase the securities at an agreed upon price, date and rate of interest. During the reverse repurchase agreement period, a Fund continues to receive principal and interest payments on these securities. Such agreements are considered to be borrowings under the 1940 Act and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, a Fund will segregate cash or liquid securities in an amount at least equal to the market value of the securities, plus accrued interest. (Liquid securities as used in the prospectus and this Statement of Additional Information include equity securities and debt securities that are unencumbered and marked-to-market daily.) Whenever a Fund is required to establish a segregated account for 1940 Act purposes, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase such securities.

ROYALTY INCOME TRUSTS

      A royalty income trust is a trust whose securities are listed on a securities exchange, generally in Canada or the U.S., and which controls an underlying company whose business is the acquisition, exploitation, production and sale of oil and natural gas. Royalty income trusts generally pay out to unitholders the majority of the cash flow that they receive from the production and sale of underlying oil and natural gas reserves. The amount of distributions paid on royalty income trust units will vary from time to time based on production levels, commodity prices, royalty rates and certain expenses, deductions and costs, as well as on the distribution payout ratio policies adopted. As a result of distributing the bulk of their cash flow to unitholders, the ability of a royalty income trust to finance internal growth through exploration is limited. Royalty income trusts generally grow through acquisition of additional oil and gas properties or producing companies with proven reserves of oil and gas, funded through the issuance of additional equity or, where the trust is able, additional debt. Royalty income trusts are exposed to many of the same risks as energy and natural resources companies, such as commodity pricing risk, supply and demand risk and depletion and exploration risk.

RULE 144A SECURITIES


      A Fund may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the Investment Adviser or Subadviser, under guidelines approved by the Trust's Board of Trustees, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.


SECURITIES LENDING

      A Fund may seek additional income at times by lending its portfolio securities to broker-dealers and financial institutions provided that: (1) the loan is secured by collateral that is continuously maintained in an amount at least equal to the current market value of the securities loaned, (2) the Fund may call the loan at any time with proper notice and receive the securities loaned, (3) the Fund will continue to receive interest and/or dividends paid on the loaned securities and may simultaneously earn interest on the investment of any cash collateral and (4) the aggregate market value of all securities loaned by the Fund will not at any time exceed 25% of the total assets of such Fund.

      Collateral will normally consist of cash or cash equivalents, securities issued by the U.S. government or its agencies or instrumentalities or irrevocable letters of credit. Securities lending by a Fund involves the risk that the borrower may fail to return the loaned securities or maintain the proper amount of collateral. Therefore, a Fund will only enter into such lending after a review by the Investment Adviser of the borrower's financial statements, reports and other information as may be necessary to evaluate the creditworthiness of the borrower. Such reviews will be conducted on an ongoing basis as long as the loan is outstanding.

SHORT SALES

      Selling securities short involves selling securities the seller (e.g., a Fund) does not own (but has borrowed) in anticipation of a decline in the market price of such securities. To deliver the securities to the buyer, the seller must arrange through a broker to borrow the securities and, in so doing, the seller becomes obligated to replace the securities borrowed at their market price at the time of the replacement. In a short sale, the proceeds the seller receives from the sale are retained by a broker until the seller replaces the borrowed securities. The seller may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

      A short sale is "against the box" if, at all times during which the short position is open, a Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issuer as the securities that are sold short.

      A Fund may also maintain short positions in forward currency exchange transactions, in which a Fund agrees to exchange currency that it does not own at that time for another currency at a future date and specified price in anticipation of a decline in the value of the currency sold short relative to the currency that a Fund has contracted to receive in the exchange. To ensure that any short position of a Fund is not used to achieve leverage, a Fund segregates cash or liquid assets equal to the fluctuating market value of the currency as to which any short position is being maintained. Whenever a Fund is required to establish a segregated account for 1940 Act purposes, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.

SHORT-TERM TRADING

      Securities may be sold in anticipation of a market decline or purchased in anticipation of a market rise and later sold. In addition, a security may be sold and another purchased at approximately the same time to take advantage of what a Fund believes to be a temporary disparity in the normal yield relationship between the two securities. Such trading may be expected to increase a Fund's portfolio turnover rate and the expenses incurred in connection with such trading.

STRIPPED MORTGAGE SECURITIES


      A Fund may purchase participations in trusts that hold U.S. Treasury and agency securities and may also purchase zero coupon U.S. Treasury obligations, Treasury receipts and other stripped securities that evidence ownership in either the future interest payments or the future principal payments on U.S. government obligations. These participations are issued at a discount to their face value and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. A Fund will only invest in government-backed mortgage securities. The Investment Adviser or Subadviser will consider liquidity needs of a Fund when any investment in zero coupon obligations is made. The stripped mortgage securities in which a Fund may invest will only be issued or guaranteed by the U.S. government, its agencies or instrumentalities. Stripped mortgage securities have greater market volatility than other types of mortgage securities in which a Fund invests.


      Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity of any such IOs held by a Fund. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories ("Aaa" or "AAA" by Moody's or S&P, respectively).


      Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet been fully developed. Accordingly, certain of these securities may generally be illiquid. A Fund will treat stripped mortgage securities as illiquid securities except for those securities that are issued by U.S. government agencies and instrumentalities and backed by fixed rate mortgages whose liquidity is monitored by the Investment Adviser or Subadviser, subject to the supervision of the Board of Trustees. The staff of the SEC has indicated that it views such securities as illiquid. Until further clarification of this matter is provided by the staff, a Fund's investment in stripped mortgage securities will be treated as illiquid and will, together with any other illiquid investments, not exceed 15% of such Fund's net assets.


SWAP AGREEMENTS

      The Funds may enter into interest rate, index, equity and currency exchange rate swap agreements. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "normal amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

      A Fund may enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. A Fund may either be the buyer or the seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the buyer receives full notional value for a reference obligation that may have little or no value. As a seller, a Fund typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. Credit default swaps involve more risk than if a Fund had invested in the reference obligation directly.

      Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of liquid assets to limit any potential leveraging of the Fund's portfolio. Whenever a Fund is required to establish a segregated account for 1940 Act purposes, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.

      Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Funds' investment restriction concerning senior securities. Except as otherwise indicated in a Fund's prospectus or in this Statement of Additional Information, a Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.


      Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on the Investment Adviser or Subadviser's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines). Certain restrictions imposed on the Funds by the Code, may limit a Fund's ability to use swap agreements. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swap market, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.


TEMPORARY DEFENSIVE POSITIONING


      The investments and strategies described throughout the prospectuses are those the Investment Advisers and Subadvisers intend to use under normal market conditions. When the Investment Adviser or Subadviser determines that market conditions warrant, a Fund (other than the money market funds) may invest up to 100% of its assets in money market instruments other than those described under Principal Investment Strategies, or hold U.S. dollars. When a Fund is investing for temporary, defensive purposes, it is not pursuing its investment goal.


UNIT INVESTMENT TRUSTS ("UIT")

      A UIT is a type of investment company. Investments in UITs are subject to regulations limiting a Fund's acquisition of investment company securities. Standard and Poor's Depositary Receipts ("SPDRs"), DIAMONDS, MDYs and similar investments are interests in UITs that may be obtained directly from the UIT or purchased in the secondary market. SPDRs consist of a portfolio of securities substantially similar to the component securities of the Standard and Poor's 500 Composite Stock Price Index. DIAMONDS and MDYs consist of a portfolio of securities substantially similar to the component securities of the Dow Jones Industrial Average and of the Standard and Poor's MidCap 400 Index, respectively.

      The price of a UIT interest is derived and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a UIT interest is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for UITs is based on a basket of stocks. Disruptions in the markets for the securities underlying UITs purchased or sold by a Fund could result in losses on UITs. Trading in UITs involves risks similar to those risks, described above under "Options," involved in the writing of options on securities.

      Interests in UITs are not individually redeemable, except upon termination of the UIT. To redeem, a Fund must accumulate a certain amount of UIT interests. The liquidity of small holdings of UITs, therefore, depends upon the existence of a secondary market. Upon redemption of a UIT interest, a Fund receives securities and cash identical to the deposit required of an investor wishing to purchase a UIT interest that day.

ZERO COUPON BONDS

      Zero coupon securities are debt securities issued or sold at a discount from their face value that do not entitle the holder to any periodic payment of interest prior to maturity, a specified redemption date or a cash payment date. The amount of the discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and perceived credit quality of the issuer.

      Zero coupon securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. The market prices of zero coupon securities are generally more volatile than the market prices of interest-bearing securities and respond more to changes in interest rates than interest-bearing securities with similar maturities and credit qualities. The original issue discount on the zero coupon bonds must be included ratably in the income of a Fund as the income accrues even though payment has not been received. These Funds nevertheless intend to distribute an amount of cash equal to the currently accrued original issue discount, and this may require liquidating securities at times they might not otherwise do so and may result in capital loss.

OTHER INVESTMENTS

      The Board of Trustees may, in the future, authorize a Fund to invest in securities other than those listed here and in the Prospectus, provided that such investment would be consistent with that Fund's investment objective and that it would not violate any fundamental investment policies or restrictions applicable to that Fund.

                             INVESTMENT RESTRICTIONS

      The investment objectives of each Fund and investment restrictions set forth below are fundamental policies and may not be changed as to a Fund without the approval of a majority of the outstanding voting shares (as defined in the 1940 Act) of the Fund. Unless otherwise indicated, all percentage limitations governing the investments of each Fund apply only at the time of transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in a Fund's total assets will not be considered a violation.


      Each Fund except Aston/TCH Investment Grade Bond, Aston/River Road Dynamic Equity Income and Aston/River Road Small Cap Funds may not:


            (1) Purchase or sell real estate (but this restriction shall not prevent the Funds from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate), interests in oil, gas and/or mineral exploration or development programs or leases.


      Aston/River Road Dynamic Equity Income and Aston/River Road Small Cap Funds may not:


            (2) Purchase or sell real estate (but this restriction shall not prevent the Funds from investing directly or indirectly in portfolio instruments secured by real estate or interest therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate).


      Each Fund except Aston/TCH Investment Grade Bond Fund may not:

            (3) Purchase the securities of issuers conducting their principal business activities in the same industry (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if immediately after such purchase the value of a Fund's investments in such industry would exceed 25% of the value of the total assets of the Fund, except Aston/Veredus SciTech Fund, which will have a concentration in the science and technology sector, and Aston/ABN AMRO Real Estate Fund, which will have a concentration in the real estate sector.

            (4) Act as an underwriter of securities, except that, in connection with the disposition of a security, a Fund may be deemed to be an "underwriter" as that term is defined in the 1933 Act.


      Aston/ABN AMRO High Yield Bond Fund, Aston/ABN AMRO Growth, Aston/Montag & Caldwell Growth, Aston/TAMRO Large Cap Value, Aston/Optimum Mid Cap, Aston/TAMRO Small Cap, Aston Balanced, Aston/Montag & Caldwell Balanced, Aston/Veredus Aggressive Growth, Aston/Veredus Select Growth, Aston/Veredus SciTech, Aston/River Road Dynamic Equity Income, Aston/River Road Small Cap Value, Aston/ABN AMRO Mid Cap Growth, Aston/TCH Fixed Income, Aston/McDonnell Municipal Bond and Aston/ABN AMRO Investor Money Market Fund may not:


            (5) As to 75% of the total assets of each Fund with the exception of Aston/Veredus SciTech Funds, purchase the securities of any one issuer (other than securities issued by the U.S. government or its agencies or instrumentalities) if immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities of such issuer.

            (6) Purchase or sell commodities or commodity contracts, except that a Fund may enter into futures contracts and options thereon in accordance with such Fund's investment objectives and policies.

            (7) Make investments in securities for the purpose of exercising control.

            (8) Purchase the securities of any one issuer if, immediately after such purchase, a Fund would own more than 10% of the outstanding voting securities of such issuer.

            (9) Except for Aston/ABN AMRO Mid Cap Growth Fund, sell securities short or purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions. For this purpose, the deposit or payment by a Fund for initial or maintenance margin in connection with futures contracts is not considered to be the purchase or sale of a security on margin.

            (10) Make loans, except that this restriction shall not prohibit (a) the purchase and holding of debt instruments in accordance with a Fund's investment objectives and policies, (b) the lending of portfolio securities or (c) entry into repurchase agreements with banks or broker-dealers.

            (11) Borrow money or issue senior securities, except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing. The Funds may not mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the total assets of the Fund at the time of its borrowing. All borrowings will be done from a bank and asset coverage of at least 300% is required. A Fund will not purchase securities when borrowings exceed 5% of that Fund's total assets.

            (12) Invest in puts, calls, straddles or combinations thereof except to the extent disclosed in the SAI.

            (13) Except for Aston/ABN AMRO High Yield Bond, Aston/River Road Dynamic Equity Income and Aston/River Road Small Cap Value Funds, invest more than 5% of its total assets in securities of companies less than three years old. Such three-year periods shall include the operation of any predecessor trust or companies.

      Aston/ABN AMRO Mid Cap Growth Fund may not:

            (14) Sell securities short or purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions. For this purpose, the deposit or payment by the Fund for initial or maintenance margin in connection with futures or options contracts is not considered to be the purchase or sale of a security on margin.

      Aston/River Road Dynamic Equity Income and Aston/River Road Small Cap Value Funds may not:

            (15) Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

      Aston Value, Aston/ABN AMRO Real Estate, ABN AMRO Government Money Market, ABN AMRO Money Market, ABN AMRO Tax-Exempt Money Market, ABN AMRO/Treasury Money Market and ABN AMRO Institutional Prime Money Market Funds may not:


            (16) Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described below or as permitted by rule, regulation or order of the SEC.

            (17) Borrow money, except that a Fund (a) may borrow money for temporary or emergency purposes in an amount not exceeding 5% of the Fund's total assets determined at the time of the borrowing and (b) may borrow money from banks or by engaging in reverse repurchase agreements. Asset coverage of at least 300% is required for all borrowings, except where a Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets.

            (18) Make loans, except as permitted by the 1940 Act, and the rules and regulations thereunder.


      Aston Value Fund may not:


            (19) Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of the Fund would be invested in the securities of such issuer or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund. This restriction applies to 75% of the Fund's assets.


      ABN AMRO Government Money Market, ABN AMRO Money Market, ABN AMRO Tax-Exempt Money Market, ABN AMRO Treasury Money Market and ABN AMRO Institutional Prime Money Market Funds may not:


            (20) Purchase securities of any issuer if, as a result, the Fund would violate the diversification provisions of Rule 2a-7 under the 1940 Act.

            (21) Purchase securities of any issuer if, as a result, more than 25% of the total assets of the Fund are invested in the securities of one or more issuers whose principal business activities are in the same industry or securities the interest upon which is paid from revenue of similar type industrial development projects, provided that this limitation does not apply to: (i) investment in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities or in repurchase agreements involving such securities; (ii) obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulations as U.S. banks; or (iii) tax-exempt securities issued by government or political subdivisions of governments.


      Aston/TCH Investment Grade Bond Fund may not:


            (22) Sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of transactions. The deposit or payment by the Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.

            (23) Borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its respective total assets are outstanding.

            (24) Issue senior securities except that it may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.

            (25) Invest 25% or more of the value of its total assets in any one industry, except that the Fund may invest 25% or more of the value of its total assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities.

            (26) Underwrite any issue of securities except as the Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

            (27) Lend any of its assets except portfolio securities up to one-third of the value of their respective total assets. This shall not prevent the Fund from purchasing U.S. government obligations, money market instruments, bonds, debentures, notes, certificates of indebtedness, or other debt securities, purchasing variable rate demand notes, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies and limitations.

            (28) Mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. For purposes of this limitation, the following are not deemed to be pledges: margin deposits for the purchase and sale of futures contract and related options, segregation or collateral arrangements made in connection with options activities, and the purchase of securities on a when-issued basis is not deemed to be a pledge of assets.

            (29) Purchase or sell real estate, including limited partnership interests, although it may invest in the securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

            (30) Purchase or sell commodities, commodity contracts, or commodity futures contracts except to the extent that the Fund may engage in transactions involving futures contracts and related options.

            (31) With respect to 75% of the value of its assets, will not purchase securities of any one issuer (other than securities issued or guaranteed by the government of the U.S. or its agencies or instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer. Also, the Fund will not acquire more than 10% of the outstanding voting securities of any one issuer.

                      NON-FUNDAMENTAL INVESTMENT POLICIES


      For purposes of Aston/ABN AMRO Real Estate Fund's investment policies, a company is "principally engaged" in the real estate industry if (i) it derives at least 50% of its revenues or profits from the ownership, construction, management, financing, or sale of residential, commercial, or industrial real estate or (ii) it has at least 50% of the fair market value of its assets invested in residential, commercial, or industrial real estate. Companies in the real estate industry may include, but are not limited to, REITs or other securitized real estate investments, MLPs that are treated as corporations for federal income tax purposes and that invest in interests in real estate, real estate operating companies, real estate brokers or developers, financial institutions that make or service mortgages, and companies with substantial real estate holdings, such as lumber and paper companies, hotel companies, residential builders and land-rich companies.

      Aston Value, Aston/ABN AMRO Real Estate ABN AMRO Government Money Market, ABN AMRO Money Market, ABN AMRO Tax-Exempt Money Market and ABN AMRO Treasury Money Market Funds may enter into futures contract transactions only to the extent that obligations under such contracts represent less than 20% of the Fund's assets. The aggregate value of option positions may not exceed 10% of a Fund's net assets as of the time such options are entered into by a Fund.

      Aston/TCH Investment Grade Bond Fund will not invest more than 15% of the value of its net assets in illiquid obligations, including repurchase agreements providing for settlement in more than seven days after notice, over-the-counter options, certain restricted securities not determined by the Board to be liquid, and non-negotiable fixed time deposits with maturities over seven days.

      Aston/TCH Investment Grade Bond Fund can acquire up to 3% of the total outstanding stock of other investment companies, and may invest in the securities of affiliated money market funds as an efficient means of managing its uninvested cash. The Fund will not be subject to any other limitations with regard to the acquisition of securities of other investment companies so long as the public offering price of the Fund's shares does not include a sales charge exceeding 1 1/2%. These limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. Nor are they applicable to securities of investment companies that have been exempted from registration under the 1940 Act.

      It should be noted with respect to Aston/TCH Investment Grade Bond Fund, that investment companies incur certain expenses, such as investment advisory, custodian and transfer agent fees, and therefore, any investment by the Fund in shares of another investment company would be subject to such duplicate expenses.

      Aston/TCH Investment Grade Bond Fund will not:


            (1) Purchase put options on securities unless the securities are held in the Fund's portfolio and not more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions.

            (2) Write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in a deliverable form without further payment or after segregating cash in the amount of any further payment.

            (3) Purchase securities of a company for purpose of exercising control or management.

      Aston/TAMRO Large Cap Value Fund, Aston/Optimum Mid Cap Fund, Aston/TAMRO Small Cap Fund, Aston/ABN AMRO Real Estate Fund, Aston/Veredus SciTech Fund, Aston/River Road Dynamic Equity Income Fund, Aston/River Road Small Cap Value Fund, Aston/ABN AMRO Mid Cap Growth Fund, Aston/TCH Fixed Income Fund, Aston/McDonnell Municipal Bond Fund, Aston/TCH Investment Grade Bond Fund, ABN AMRO Government Money Market Fund, ABN AMRO Tax-Exempt Money Market Fund, ABN AMRO Treasury Money Market Fund and Aston/ABN AMRO High Yield Bond Fund each have a policy to invest, under normal circumstances, at least 80% of such Fund's assets, plus the amount of any borrowings for investment purposes, in certain investments as described in their prospectus. Shareholders of the applicable Fund will be given at least 60 days' notice of any changes to this policy.

                       TRUSTEES AND OFFICERS OF THE TRUST

      Under Delaware law, the business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees and Executive Officers of the Trust is set forth below. The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.


                                                                              NUMBER OF
                               TERM OF                                       PORTFOLIOS
                              OFFICE(1)                                          IN
                                 AND                                            FUND
                              LENGTH OF                                        COMPLEX       OTHER TRUSTEESHIPS/
   NAME, ADDRESS, AGE AND       TIME       PRINCIPAL OCCUPATION(S) DURING    OVERSEEN BY    DIRECTORSHIPS HELD BY
   POSITION(S) WITH TRUST      SERVED              PAST FIVE YEARS             TRUSTEE             TRUSTEE
---------------------------   ---------  ----------------------------------  -----------  -------------------------
                                               DISINTERESTED TRUSTEES

Leonard F. Amari              12 years   Partner at the law offices of                    Director, United
c/o 161 North Clark Street               Amari & Locallo, a practice with                 Community Bank of Lisle;
Chicago, IL 60601                        exclusive concentration in real                  Director, Delaware Place
Age: 63                                  estate taxation and related                      Bank; Trustee, John
Trustee                                  areas, since 1987; Special                       Marshall Law School;
                                         Assistant Attorney General since                 Trustee, ABN AMRO
                                         1986.                                            Structured Investment
                                                                                          Funds (4 portfolios)


Robert A. Kushner              6 years   Retired. Vice President,                         Trustee, ABN AMRO
c/o 161 North Clark Street               Secretary and General Counsel at                 Structured Investment
Chicago, IL 60601                        Cyclops Industries, Inc.,                        Funds (4 portfolios)
Age: 70                                  1976-1992.
Trustee


Gregory T. Mutz               12 years   CEO of AMLI Residential                          Chairman of the Board of
c/o 161 North Clark Street               Properties Trust (NYSE: AML) (a                  AMLI Residential
Chicago, IL 60601                        Multifamily REIT), a successor                   Properties Trust;
Age: 60                                  company to AMLI Realty Co. since                 Director of Abt
Trustee                                  2004; Chairman of AMLI                           Associates Inc.
                                         Residential Properties since                     (agribusiness); Director
                                         1994; Vice Chairman of UICI                      of Alico, Inc.
                                         (NYSE: UCI) (an insurance holding                (agribusiness); Trustee,
                                         company) from 2003-2004;                         ABN AMRO Structured
                                         President and CEO of UICI from                   Investment Funds (4
                                         1999-2003; Chairman of Academic                  portfolios)
                                         Management Services Corp. (a
                                         student loans and finance
                                         company) from 2000-2003.

Robert B. Scherer              6 years   President of The Rockridge Group,                Director, Title
c/o 161 North Clark Street               Ltd (title insurance industry                    Reinsurance Company
Chicago, IL 60601                        consulting services) since 1994.                 (insurance for title
Age: 64                                                                                   agents); Trustee, ABN
Trustee                                                                                   AMRO Structured
                                                                                          Investment Funds (4
                                                                                          portfolios)

Nathan Shapiro                12 years   President of SF Investments, Inc.                Director, Baldwin &
c/o 161 North Clark Street               (broker/dealer and investment                    Lyons, Inc. (property and
Chicago, IL 60601                        banking firm) since 1971.                        casualty insurance firm);
Age: 69                                                                                   Trustee, ABN AMRO
Trustee                                                                                   Structured Investment
                                                                                          Funds (4 portfolios)

Denis Springer                 6 years   Retired. Senior Vice President                   Trustee, ABN AMRO
c/o 161 North Clark Street               and Chief Financial Officer of                   Structured Investment
Chicago, IL 60601                        Burlington Northern Santa Fe                     Funds (4 portfolios)
Age: 60                                  Corp. (railroad), 1995-1999.
Trustee

                                                                              NUMBER OF
                               TERM OF                                       PORTFOLIOS
                              OFFICE(1)                                          IN
                                 AND                                            FUND
                              LENGTH OF                                        COMPLEX       OTHER TRUSTEESHIPS/
   NAME, ADDRESS, AGE AND       TIME       PRINCIPAL OCCUPATION(S) DURING    OVERSEEN BY    DIRECTORSHIPS HELD BY
   POSITION(S) WITH TRUST      SERVED              PAST FIVE YEARS             TRUSTEE             TRUSTEE
---------------------------   ---------  ----------------------------------  -----------  -------------------------
                                               INTERESTED TRUSTEE(2)

Stuart D. Bilton, CFA         12 years   Chief Executive Officer, Aston                   Director, Baldwin &
c/o 161 North Clark Street               Asset Management LLC, since 2006;                Lyons, Inc. (property and
Chicago, IL 60601                        Vice Chairman of ABN AMRO Asset                  casualty insurance firm);
Age: 59                                  Management Holdings, Inc.                        [Director, Veredus Asset
Chairman, Board of Trustees              2003-2006; President and Chief                   Management LLC; Director,
                                         Executive Officer of ABN AMRO                    TAMRO Capital Partners
                                         Asset Management Holdings, Inc.                  LLC; Member of Board of
                                         from 2001-2003; President of                     Managers, River Road
                                         Alleghany Asset Management, Inc.                 Asset Management, LLC;]
                                         from 1996-2001 (purchased by ABN                 Chairman and Trustee, ABN
                                         AMRO in February 2001).                          AMRO Structured
                                                                                          Investment Funds (4
                                                                                          portfolios); Sole
                                                                                          Trustee, ABN AMRO
                                                                                          Variable Insurance Trust
                                                                                          (6 portfolios)

                                          OFFICER(S) WHO ARE NOT TRUSTEES

Kenneth C. Anderson           12 years   President, Aston Asset Management       N/A                 N/A
c/o 161 North Clark Street               LLC, since 2006; President, ABN
Chicago, IL 60601                        AMRO Structured Investment Funds
Age: 41                                  and ABN AMRO Variable Insurance
President (Chief Executive               Trust, since 2005; President and
Officer)                                 Chief Executive Officer of ABN
                                         AMRO Investment Fund Services,
                                         Inc. (formerly known as Alleghany
                                         Investment Services, Inc.)
                                         1995-2006; Executive Vice
                                         President of ABN AMRO Asset
                                         Management (USA) LLC 2001-2005;
                                         Director, ABN AMRO Trust Services
                                         Company 2001-2005; Director, TAMRO
                                         Capital Partners LLC and Veredus
                                         Asset Management LLC since 2001;
                                         Officer of the Trust since 1993;
                                         CPA.

Gerald F. Dillenburg           9 years   Chief Compliance Officer and            N/A                 N/A
c/o 161 North Clark Street               Chief Financial Officer, Aston
Chicago, IL 60601                        Asset Management LLC, since 2006;
Age: 39                                  Chief Financial Officer and Chief
Senior Vice President,                   Compliance Officer, ABN AMRO
Secretary and Treasurer                  Structured Investment Funds and
(Chief Financial Officer,                ABN AMRO Variable Insurance
Chief Operating Officer and              Trust, since 2005; Chief Senior
Chief Compliance Officer)                Managing Director ("SMD") of ABN
                                         AMRO Investment Fund Services,
                                         Inc. (formerly known as Alleghany
                                         Investment Services, Inc.)
                                         1996-2006; SMD of ABN AMRO Asset
                                         Management Holdings, Inc. and ABN
                                         AMRO Asset Management, Inc.
                                         (formerly known as Chicago
                                         Capital Management, Inc.)
                                         2001-2006; Operations manager and
                                         compliance officer of ABN AMRO
                                         mutual funds 1996-2006; CPA.

                                                                              NUMBER OF
                               TERM OF                                       PORTFOLIOS
                              OFFICE(1)                                          IN
                                 AND                                            FUND
                              LENGTH OF                                        COMPLEX       OTHER TRUSTEESHIPS/
   NAME, ADDRESS, AGE AND       TIME       PRINCIPAL OCCUPATION(S) DURING    OVERSEEN BY    DIRECTORSHIPS HELD BY
   POSITION(S) WITH TRUST      SERVED              PAST FIVE YEARS             TRUSTEE             TRUSTEE
---------------------------   ---------  ----------------------------------  -----------  -------------------------
William Long                   4 years   Vice President of Montag &              N/A                 N/A
c/o 161 North Clark Street               Caldwell, Inc. since 2000; former
Chicago, IL 60601                        Vice President and Director of
Age: 45                                  Sales for First Capital Group,
Vice President                           First Union National Bank,
                                         1996-2000.

----------
(1) Trustees serve for an indefinite term until the earliest of: (i) removal by two-thirds of the Board of Trustees or shareholders, (ii) resignation, death or incapacity, (iii) the election and qualification of his successor, in accordance with the By-Laws of the Trust or (iv) the last day of the fiscal year in which he attains the age of 72 years. Officers serve for an indefinite term until the earliest of: (i) removal by the Board of Trustees, (ii) resignation, death or incapacity, (iii) the election and qualification of their successor, in accordance with the By-Laws of the Trust.

(2) "Interested person" of the Trust as defined in the 1940 Act. Mr. Bilton is considered an "interested person" because of affiliations with Aston Asset Management, LLC and related entities, which act as the Funds' Investment Adviser for all except the ABN AMRO Investor Money Market Fund.


            The Board of Trustees has established an Audit Committee consisting of six members, including a Chairman of the Committee. The Audit Committee members are Messrs. Scherer (Chairman), Amari, Shapiro, Kushner, Mutz and Springer. The functions performed by the Audit Committee are to oversee the integrity of the Trust's accounting policies, financial reporting process and system of internal controls regarding finance and accounting. The Audit Committee also monitors the independence and performance of the Trust's independent registered public accounting firm and provides an open avenue of communication among the independent auditors, Trust management and the Board of Trustees. The Audit Committee held two meetings during the fiscal year ended October 31, 2005.

            The Trustees have also established a Nominating and Governance Committee consisting of six members, including a Chairman of the Committee. The Nominating and Governance Committee members are Messrs. Amari (Chairman), Shapiro, Scherer, Kushner, Mutz and Springer. The Nominating and Governance Committee's function is to put forth names for nomination as Trustee when deemed necessary. The Nominating and Governance Committee will consider nominees recommended by shareholders whose resumes have been submitted by U.S. mail or courier service to the Trust's Secretary for the attention of the Chairman of the Nominating and Governance Committee. The Nominating and Governance Committee held two meetings during the fiscal year ended October 31, 2005.

            The Trustees have also established a Valuation Committee consisting of at least three Trustees, including at least one Independent Trustee. Currently, the Valuation Committee members are Messrs. Bilton (Chairman), Shapiro, Mutz and Springer. The Valuation Committee is responsible for fair valuing securities of the Funds as may be necessary from time to time. The Valuation Committee held no meetings during the fiscal year ended October 31, 2005.

            Set forth in the table below is the dollar range of equity securities held in each Fund and the aggregate dollar range of securities in the Fund complex beneficially owned by each current trustee at December 31, 2005.

                                                                                           AGGREGATE DOLLAR RANGE OF
                                                                                            EQUITY SECURITIES IN ALL
                                                                                             REGISTERED INVESTMENT
                                                                                            COMPANIES OVERSEEN BY
                                                                                             TRUSTEE IN FAMILY OF
    NAME OF TRUSTEE          DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND                   INVESTMENT COMPANIES
----------------------   --------------------------------------------------------          -------------------------
DISINTERESTED TRUSTEES

Leonard F. Amari         Over $100,000: ABN AMRO Mid Cap Fund                                     Over $100,000
                         Over $100,000: ABN AMRO/TAMRO Small Cap Fund
                         Over $100,000: ABN AMRO/TAMRO Large Cap Value Fund
                         Over $100,000: ABN AMRO Growth Fund
                         Over $100,000: ABN AMRO/Veredus Aggressive Growth Fund

Robert Kushner           $50,001-$100,000: ABN AMRO Municipal Bond Fund                           Over $100,000
                         $10,001-$50,000: ABN AMRO Mid Cap Fund
                         $10,001-$50,000: ABN AMRO/Montag & Caldwell Growth Fund

Gregory T. Mutz          $10,001-$50,000: ABN AMRO Growth Fund                                    Over $100,000
                         $50,001-$100,000: ABN AMRO/Montag & Caldwell Growth Fund
                         $10,001-$50,000: ABN AMRO/Veredus Aggressive Growth Fund
                         $10,001-$50,000: ABN AMRO/TAMRO Small Cap Fund
                         $50,001-$100,000: ABN AMRO/TAMRO Large Cap Value Fund
                         $10,001-$50,000: ABN AMRO Mid Cap Fund
                         $10,001-$50,000: ABN AMRO/Veredus Selective Growth Fund

Robert Scherer           Over $100,000: ABN AMRO Government Money Market Fund                     Over $100,000
                         $1-$10,000: ABN AMRO/River Road Small Cap Value Fund
                         $1-$10,000: ABN AMRO High Yield Bond Fund
                         $1-$10,000: ABN AMRO Mid Cap Fund
                         $1-$10,000: ABN AMRO/Veredus Aggressive Growth Fund
                         $1-$10,000: ABN AMRO/TAMRO Small Cap Fund
                         $1-$10,000: ABN AMRO/Montag & Caldwell Growth Fund
                         $1-$10,000: ABN AMRO/TAMRO Large Cap Value Fund

Nathan Shapiro           Over $100,000: ABN AMRO Municipal Bond Fund                              Over $100,000

Denis Springer           Over $100,000: ABN AMRO/Montag & Caldwell Growth Fund                    Over $100,000
                         Over $100,000: ABN AMRO/Veredus Aggressive Growth Fund

INTERESTED TRUSTEE

Stuart Bilton            Over $100,000: ABN AMRO Money Market Fund                                Over $100,000
                         Over $100,000: ABN AMRO Investor Money Market Fund
                         Over $100,000: ABN AMRO Growth Fund
                         Over $100,000: ABN AMRO/Veredus Aggressive Growth Fund
                         Over $100,000: ABN AMRO/TAMRO Small Cap Fund
                         Over $100,000: ABN AMRO/TAMRO Large Cap Value Fund
                         Over $100,000: ABN AMRO/Montag & Caldwell Growth Fund
                         Over $100,000: ABN AMRO Bond Fund
                         Over $100,000: ABN AMRO Municipal Bond Fund


REMUNERATION


            The Trustees of the Trust who are not affiliated with the Investment Adviser or Subadvisers receive fees and are reimbursed for out-of-pocket expenses for each meeting of the Board of Trustees they attend. Effective January 1, 2005, the Trustees receive $5,000 for each regular Board Meeting attended and an annual retainer of $25,000. The Trustees also receive $1,000 per special telephonic board meeting and $250 per Pricing Committee meeting. Members of the Audit Committee receive an annual retainer of $2,500 and members of the Nominating and Governance Committee receive an annual retainer of $2,000. The Chairman of the Audit Committee receives an additional $10,000 per year and the Chairman of the Nominating and Governance Committee receives an additional $2,500 per year. The Lead Independent Trustee receives an additional $20,000 per year. Prior to January 1, 2005, the Trustees received $5,000 for each Board Meeting attended and an annual retainer of $10,000. The Trustees also received $1,500 per telephonic board meeting and $100 per telephonic committee meeting. The Chairman of the Audit Committee received an additional $5,000 per year. No officer or employee of the Investment Advisers, Subadvisers or their affiliates receives any compensation from the Funds for acting as a Trustee of the Trust. The officers of the Trust receive no compensation directly from the Funds for performing the duties of their offices. The officers of the Trust receive no compensation directly from the Funds for performing the duties of their offices, except that the Funds compensate the Administrator for providing an officer to serve as the Funds' Chief Compliance Officer.


      The table below shows the total fees that were paid to each of the Trustees during the fiscal year ended October 31, 2005. There were no `compensated persons' who received more than $60,000 in aggregate compensation from the Trust.


                                                           PENSION OR
                                    AGGREGATE              RETIREMENT            ESTIMATED              TOTAL
                                   COMPENSATION         BENEFITS ACCRUED           ANNUAL            COMPENSATION
                                  RECEIVED FROM         (AS PART OF FUND       BENEFITS UPON        FROM TRUST AND
       TRUSTEE                      THE TRUST              EXPENSES)             RETIREMENT          FUND COMPLEX
--------------------------        -------------         ----------------       -------------        --------------
DISINTERESTED TRUSTEES
Leonard F. Amari..........          $  51,500                 N/A                   N/A               $  51,500
Robert A. Kushner.........             49,625                 N/A                   N/A                  49,625
Gregory T. Mutz...........             64,625                 N/A                   N/A                  64,625
Robert B. Scherer.........             58,375                 N/A                   N/A                  58,375
Nathan Shapiro............             44,625                 N/A                   N/A                  44,625
Denis Springer............             49,625                 N/A                   N/A                  49,625

INTERESTED TRUSTEE
Stuart D. Bilton..........                N/A                 N/A                   N/A                     N/A
Julian Ide**..............                N/A                 N/A                   N/A                     N/A
James D. Wynsma*..........          $  23,750                 N/A                   N/A               $  23,750

----------
*     Mr. Wynsma resigned from the Board on March 17, 2005.

**    Mr. Ide resigned from the Board on August 31, 2006

      As of ___________, 2006, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of any class of each Fund, except for their ownership of ___% and ___% of [________________], respectively.


CODE OF ETHICS


      The Trust, its Investment Advisers, Subadvisers and principal underwriter have each adopted a code of ethics (the "Codes of Ethics") under Rule 17j-1 of the 1940 Act. The Codes of Ethics permit personnel, subject to the Codes of Ethics and their restrictive provisions, to invest in securities, including securities that may be purchased or held by the Trust.


                      PROXY VOTING POLICIES AND PROCEDURES


      The Trust has delegated the voting of portfolio securities to its Investment Advisers and Subadvisers on behalf of the Funds. The Investment Advisers and Subadvisers have each adopted proxy voting policies and procedures ("Proxy Voting Policies and Procedures") for use in connection with determining how to vote proxies related to portfolio securities, including the procedures to be used if a vote presents a conflict of interest between the interests of a Fund's shareholders and those of the applicable Investment Adviser or Subadviser. Summaries of the Proxy Voting Policies and Procedures are included under Appendix B.

      Information regarding how the Trust voted proxies related to portfolio securities during the most recent 12-month period ended June 30, 2006 is available without charge on the Trust's Web site at www.__________.com and on the SEC's Web site at www.sec.gov.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

      Listed below are the names and addresses of those shareholders who, as of _________, 2006, owned of record or beneficially 5% or more of the shares of the Funds. Shareholders who have the power to vote a large percentage of shares (at least 25%) of a particular Fund can control the Fund and determine the outcome of a shareholder meeting.

                      ASTON/RIVER ROAD DYNAMIC EQUITY FUND

SHAREHOLDER NAME AND ADDRESS        CLASS             PERCENTAGE OWNED (%)
----------------------------        -----             --------------------

                           ASTON/ABN AMRO GROWTH FUND

SHAREHOLDER NAME AND ADDRESS        CLASS             PERCENTAGE OWNED (%)
----------------------------        -----             --------------------

                       ASTON/MONTAG & CALDWELL GROWTH FUND

SHAREHOLDER NAME AND ADDRESS        CLASS             PERCENTAGE OWNED (%)
----------------------------        -----             --------------------

                        ASTON/TAMRO LARGE CAP VALUE FUND

SHAREHOLDER NAME AND ADDRESS        CLASS             PERCENTAGE OWNED (%)
----------------------------        -----             --------------------

                                ASTON VALUE FUND

SHAREHOLDER NAME AND ADDRESS        CLASS             PERCENTAGE OWNED (%)
----------------------------        -----             --------------------

                        ASTON/VEREDUS SELECT GROWTH FUND

SHAREHOLDER NAME AND ADDRESS        CLASS             PERCENTAGE OWNED (%)
----------------------------        -----             --------------------

                           ASTON/OPTIMUM MID CAP FUND

SHAREHOLDER NAME AND ADDRESS        CLASS             PERCENTAGE OWNED (%)
----------------------------        -----             --------------------

                       ASTON/ABN AMRO MID CAP GROWTH FUND

SHAREHOLDER NAME AND ADDRESS        CLASS             PERCENTAGE OWNED (%)
----------------------------        -----             --------------------

                         ASTON/RIVER ROAD SMALL CAP FUND

SHAREHOLDER NAME AND ADDRESS        CLASS             PERCENTAGE OWNED (%)
----------------------------        -----             --------------------

                           ASTON/TAMRO SMALL CAP FUND

SHAREHOLDER NAME AND ADDRESS        CLASS             PERCENTAGE OWNED (%)
----------------------------        -----             --------------------

                      ASTON/VEREDUS AGGRESSIVE GROWTH FUND

SHAREHOLDER NAME AND ADDRESS        CLASS             PERCENTAGE OWNED (%)
----------------------------        -----             --------------------

                         ASTON/ABN AMRO REAL ESTATE FUND

SHAREHOLDER NAME AND ADDRESS        CLASS             PERCENTAGE OWNED (%)
----------------------------        -----             --------------------

                           ASTON/VEREDUS SCI TECH FUND

SHAREHOLDER NAME AND ADDRESS        CLASS             PERCENTAGE OWNED (%)
----------------------------        -----             --------------------

                               ASTON BALANCED FUND

SHAREHOLDER NAME AND ADDRESS        CLASS             PERCENTAGE OWNED (%)
----------------------------        -----             --------------------

                      ASTON/MONTAG & CALDWELL BALANCED FUND

SHAREHOLDER NAME AND ADDRESS        CLASS             PERCENTAGE OWNED (%)
----------------------------        -----             --------------------

                           ASTON/TCH FIXED INCOME FUND

SHAREHOLDER NAME AND ADDRESS        CLASS             PERCENTAGE OWNED (%)
----------------------------        -----             --------------------

                      ASTON/TCH INVESTMENT GRADE BOND FUND

SHAREHOLDER NAME AND ADDRESS        CLASS             PERCENTAGE OWNED (%)
----------------------------        -----             --------------------

                       ASTON/ABN AMRO HIGH YIELD BOND FUND

SHAREHOLDER NAME AND ADDRESS        CLASS             PERCENTAGE OWNED (%)
----------------------------        -----             --------------------

                       ASTON/MCDONNELL MUNICIPAL BOND FUND

SHAREHOLDER NAME AND ADDRESS        CLASS             PERCENTAGE OWNED (%)
----------------------------        -----             --------------------

                    ASTON/ABN AMRO INVESTOR MONEY MARKET FUND

SHAREHOLDER NAME AND ADDRESS        CLASS             PERCENTAGE OWNED (%)
----------------------------        -----             --------------------

                      ABN AMRO GOVERNMENT MONEY MARKET FUND

SHAREHOLDER NAME AND ADDRESS        CLASS             PERCENTAGE OWNED (%)
----------------------------        -----             --------------------

                           ABN AMRO MONEY MARKET FUND

SHAREHOLDER NAME AND ADDRESS        CLASS             PERCENTAGE OWNED (%)
----------------------------        -----             --------------------

                      ABN AMRO TAX-EXEMPT MONEY MARKET FUND

SHAREHOLDER NAME AND ADDRESS        CLASS             PERCENTAGE OWNED (%)
----------------------------        -----             --------------------

                       ABN AMRO TREASURY MONEY MARKET FUND

SHAREHOLDER NAME AND ADDRESS        CLASS             PERCENTAGE OWNED (%)
----------------------------        -----             --------------------

                 ABN AMRO INSTITUTIONAL PRIME MONEY MARKET FUND

SHAREHOLDER NAME AND ADDRESS        CLASS             PERCENTAGE OWNED (%)
----------------------------        -----             --------------------

                     INVESTMENT ADVISORY AND OTHER SERVICES

THE INVESTMENT ADVISERS

      As described in the Prospectuses, the Trust employs Aston Asset Management LLC ("Aston" or the "Investment Adviser") to manage the investment and reinvestment of the assets of the Funds (except Aston/ABN AMRO Investor Money Market Fund) and to continuously review, supervise and administer the Funds' investment programs under an Investment Advisory Agreement dated _____, 2006. Aston has engaged various Subadvisers to manage the day-to-day operations of the Funds, each of whom have experience with the Funds and/or in the investment advisory business.

      ABN AMRO Asset Management, Inc. ("AAAM", "Investment Adviser" or collectively with Aston, the "Investment Advisers") serves as the investment advisor for Aston/ABN AMRO Investor Money Market Fund pursuant to an investment advisory agreement dated May 11, 2001. On January 1, 2006, AAAM replaced ABN AMRO Asset Management (USA) LLC as Investment Adviser to ABN AMRO Money Market Fund, ABN AMRO Government Money Market Fund, ABN AMRO Tax-Exempt Money Market Fund, ABN AMRO Treasury Money Market Fund, ABN AMRO Institutional Prime Money Market Fund. AAAM is a member of the ABN AMRO group of companies and is located at 161 North Clark Street, Chicago, Illinois 60601. See the section entitled "Subadvisers" below for more information on AAAM.


      The advisory services provided by the Investment Adviser for each Fund and the fees received by it for such services for the Fund's most recent fiscal year are described in the Prospectuses.


      Aston, a majority owned subsidiary of Highbury Financial Inc. ("Highbury"), was formed in April 2006 for the purpose of acquiring the U.S. mutual fund business of AAAM, it's parent and affiliates. As of the date of this Statement of Additional Information, Aston had no operating history. Aston is located at 161 North Clark Street, Chicago, Illinois 60601. As of ____ 2006, Aston had approximately $___ in assets under management.

      On May 9, 2006, the Board of Trustees approved a new Investment Advisory Agreement between Aston and the Funds (except the money market funds) and approved new Subadvisory Agreements for each Fund (except the money market funds). On ______, 2006, the shareholders of each Fund (except the money market funds) approved the Investment Advisory Agreement and the Subadvisory Agreements.

      For the services provided and the expenses assumed pursuant to the Investment Advisory Agreement with Aston, Aston receives a fee based on each Fund's average daily net assets, computed daily and payable monthly, at the following annual rates:

                                                                      GROSS ADVISORY FEE
                                                                   (AS A % OF AVERAGE DAILY
                              FUND                                        NET ASSETS)
-------------------------------------------------------------     ---------------------------
Aston/River Road Dynamic Equity Income Fund..................                0.70%
Aston/ABN AMRO Growth........................................                0.70%
Aston/Montag & Caldwell Growth...............................      0.80% for the first $800
                                                                            million
                                                                    0.60% over $800 million
Aston/TAMRO Large Cap Value..................................                0.80%
Aston Value..................................................                0.80%
Aston/Veredus Select Growth..................................                0.80%
Aston/Optimum Mid Cap........................................      0.80% for the first $100
                                                                            million
                                                                  0.75% for next $300 million
                                                                   0.70% over $400 million*
Aston/ABN AMRO Mid Cap Growth Fund...........................                0.80%
Aston/River Road Small Cap Value Fund........................                0.90%
Aston/TAMRO Small Cap........................................                0.90%
Aston/Veredus Aggressive Growth..............................                1.00%
Aston/ABN AMRO Real Estate...................................                1.00%
Aston/Veredus SciTech........................................                1.00%
Aston Balanced...............................................                0.70%

                                                                      GROSS ADVISORY FEE
                                                                   (AS A % OF AVERAGE DAILY
                              FUND                                        NET ASSETS)
-------------------------------------------------------------      ------------------------
Aston/Montag & Caldwell Balanced.............................                0.75%
Aston/TCH Fixed Income.......................................                0.55%
Aston/TCH Investment Grade Bond..............................                0.50%
Aston/ABN AMRO High Yield Bond...............................                0.45%
Aston/McDonnell Municipal Bond...............................                0.60%

----------
* Prior to December 22, 2003, the Fund paid the investment adviser an annual fee of 0.80% of its average daily net assets.

      For the services provided and the expenses assumed pursuant to the investment advisory agreement between the money market funds and AAAM, AAAM receives a fee based on the Fund's average daily net assets, computed daily and payable monthly, at the following annual rate:

                                                                      GROSS ADVISORY FEE
                                                                   (AS A % OF AVERAGE DAILY
                              FUND                                        NET ASSETS)
-------------------------------------------------------------      ------------------------
Aston/ABN AMRO Investor Money Market.........................                0.40%
ABN AMRO Government Money Market.............................                0.20%
ABN AMRO Money Market........................................                0.35%
ABN AMRO Tax-Exempt Money Market.............................                0.35%
ABN AMRO Treasury Money Market...............................                0.35%
ABN AMRO Institutional Prime Money Market....................                0.10%

      Aston has entered into an Expense Limitation Agreement with the Trust, through February 28, 2008, for the following Funds:

                        FUND                            CLASS I      CLASS S      CLASS N
-------------------------------------------------       -------      -------      -------
Aston Value Fund.................................        0.69%         --          0.94%
Aston/ABN AMRO Real Estate Fund..................        1.12%         --          1.37%
Aston/ABN AMRO High Yield Bond Fund..............        0.55%         --          0.80%
Aston/ABN AMRO Mid Cap Growth Fund...............          --          --          1.40%
Aston/Optimum Mid Cap Fund.......................        1.15%         --          1.40%
Aston/TCH Investment Grade Bond Fund.............        0.64%         --          0.89%
Aston/TCH Fixed Income Fund......................        0.49%         --          0.74%
Aston/River Road Dynamic Equity Income Fund......          --          --          1.30%
Aston/River Road Small Cap Value Fund............          --          --          1.50%
Aston/TAMRO Large Cap Value Fund.................          --          --          1.20%
Aston/TAMRO Small Cap Fund.......................          --          --          1.30%
Aston/Veredus Aggressive Growth Fund.............        1.24%         --          1.49%
Aston/Veredus SciTech Fund.......................          --          --          1.60%
Aston/Veredus Select Growth Fund.................        1.05%         --          1.30%

Aston may from time to time voluntarily waive a portion of its advisory fees with respect to the Funds and/or reimburse a portion of the Funds' expenses.

      Prior to ______, 2006, ABN AMRO Asset Management, Inc. ("AAAM") served as investment adviser to Aston/ABN AMRO Growth Fund, Aston Value Fund, Aston/Optimum Mid Cap Fund, Aston/ABN AMRO Mid Cap Growth Fund, Aston/ABN AMRO Real Estate Fund, Aston Balanced Fund, Aston/TCH Fixed Income Fund, Aston/TCH Investment Grade Bond Fund, Aston/ABN AMRO High Yield Bond Fund and Aston/McDonnell Municipal Bond Fund; Montag & Caldwell, Inc. ("Montag &

Caldwell") served as investment adviser for Aston/Montag & Caldwell Growth Fund and Aston/Montag & Caldwell Balanced Fund; TAMRO Capital Partners LLC ("TAMRO") served as investment adviser for Aston/TAMRO Large Cap Value Fund and Aston/TAMRO Small Cap Fund; Veredus Asset Management LLC ("Veredus") served as investment adviser for Aston/Veredus Select Growth Fund, Aston/Veredus Aggressive Growth Fund and Aston/Veredus SciTech Fund; and River Road Asset Management, LLC ("River Road") served as investment adviser for Aston/River Road Dynamic Equity Income Fund and Aston/River Road Small Cap Value Fund. AAAM or one of its affiliates has been the investment adviser for Aston/ABN AMRO Investor Money Market Fund, ABN AMRO Government Money Market Fund, ABN AMRO Money Market Fund, ABN AMRO Tax-Exempt Money Market Fund, ABN AMRO Treasury Money Market Fund and ABN AMRO Institutional Money Market Fund since their inception. The investment advisory fees earned and waived by the investment adviser for each Fund for the last three fiscal years, as well as any fees waived or expenses reimbursed, are set forth below.

      Fiscal year ended October 31, 2005

                                                        GROSS                       NET ADVISORY
                                                       ADVISORY                      FEES AFTER
                                                     FEES EARNED        WAIVED           FEE          REIMBURSED
                       FUND                          BY ADVISERS         FEES          WAIVERS         EXPENSES
------------------------------------------------   --------------      --------   ---------------     ----------
Aston/River Road Dynamic Equity Income Fund*....   $       11,806      $ 11,806   $             0     $   12,048
Aston/ABN AMRO Growth Fund......................        9,706,417            --         9,706,417             --
Aston/Montag & Caldwell Growth Fund.............       19,497,356            --        19,497,356             --
Aston/TAMRO Large Cap Value Fund................          172,330        72,721            99,609             --
Aston Value Fund***.............................        2,125,715       577,416         1,548,299             --
Aston/Veredus Select Growth Fund................           42,981        42,981                 0         25,401
Aston/Optimum Mid Cap Fund......................        4,232,895            --         4,232,895             --
Aston/ABN AMRO Mid Cap Growth Fund**............              N/A           N/A               N/A             --
Aston/River Road Small Cap Value Fund*..........           16,425        16,425                 0          8,444
Aston/TAMRO Small Cap Fund......................        1,422,145       169,901         1,252,244             --
Aston/Veredus Aggressive Growth Fund............        7,028,390            --         7,028,390             --
Aston/ABN AMRO Real Estate Fund***..............          816,890        67,989           748,901             --
Aston/Veredus SciTech Fund......................           54,777        54,777                 0         15,927
Aston Balanced Fund.............................        1,469,749            --         1,469,749             --
Aston/Montag & Caldwell Balanced Fund...........          921,213            --           921,213             --
Aston/TCH Fixed Income Fund.....................        1,476,450       552,192           924,258             --
Aston/TCH Investment Grade Bond Fund............          195,828        81,656           114,172             --
Aston/ABN AMRO High Yield Bond Fund.............           96,663        96,663                 0         12,602
Aston/McDonnell Municipal Bond Fund.............          396,859       346,836            50,023             --
Aston/ABN AMRO Investor Money Market Fund.......          632,596            --           632,596             --
ABN AMRO Government Money Market Fund...........          909,029            --           909,029             --
ABN AMRO Money Market Fund......................          536,767       217,464           319,303             --
ABN AMRO Tax-Exempt Money Market Fund...........        1,009,500       372,649           636,851             --
ABN AMRO Treasury Money Market Fund.............          921,284       306,479           614,805             --
ABN AMRO Institutional Prime Money Market Fund..        2,395,694            --         2,985,694             --

----------
* Aston/River Road Dynamic Equity Income Fund and Aston/River Road Small Cap Value Fund commenced operations on June 28, 2005.

**    Aston/ABN AMRO Mid Cap Growth Fund commenced operations on December 29,
      2005.

*** Prior to January 1, 2006, ABN AMRO Asset Management (USA) LLC ("AAAM LLC") was the investment adviser to Aston Value Fund and Aston/ABN AMRO Real Estate Fund. On January 1, 2006, AAAM LLC merged into AAAM. From January 1, 2006 until ________, 2006, AAAM Inc. assumed AAAM LLC's responsibilities under AAAM LLC's investment advisory agreements with the Funds and related subadvisory agreements and became the Funds' Investment Adviser. Both entities are indirect and wholly-owned subsidiaries of ABN AMRO Holding N.V. and have substantially the same directors and officers.

      Fiscal year ended October 31, 2004

                                                        GROSS                       NET ADVISORY
                                                       ADVISORY                      FEES AFTER
                                                     FEES EARNED        WAIVED          FEE           REIMBURSED
                       FUND                          BY ADVISERS         FEES         WAIVERS          EXPENSES
------------------------------------------------   --------------      --------   ---------------     ----------
Aston/ABN AMRO Growth Fund......................   $    8,885,922      $     --   $     8,885,922     $       --
Aston/Montag & Caldwell Growth Fund.............       21,478,648            --        21,478,648             --
Aston/TAMRO Large Cap Value Fund................           95,712        66,945            28,767             --
Aston Value Fund*...............................        1,722,654       482,434         1,240,220             --
Aston/Veredus Select Growth Fund................           19,348        19,348                 0         41,494
Aston/Optimum Mid Cap Fund......................        2,305,568            --         2,305,568             --
Aston/TAMRO Small Cap Fund......................          756,971       104,447           652,524             --
Aston/Veredus Aggressive Growth Fund............        5,992,601            --         5,992,601             --
Aston/ABN AMRO Real Estate Fund*................          580,737        53,271           527,466             --
Aston/Veredus SciTech Fund......................           73,396        57,081            16,315             --
Aston Balanced Fund.............................        1,948,202            --         1,948,202             --
Aston/Montag & Caldwell Balanced Fund...........        1,738,350            --         1,738,350             --
Aston/TCH Fixed Income Fund.....................        2,431,495       798,053         1,633,442             --
Aston/TCH Investment Grade Bond Fund............          259,469       109,545           149,924             --
Aston/ABN AMRO High Yield Bond Fund.............           94,962        94,962                 0          3,156
Aston/McDonnell Municipal Bond Fund.............          327,473       252,102            75,371             --
Aston/ABN AMRO Investor Money Market Fund.......          929,848            --           929,848             --
ABN AMRO Government Money Market Fund...........        1,000,476            --         1,000,476             --
ABN AMRO Money Market Fund......................          493,057       178,441           314,616             --
ABN AMRO Tax-Exempt Money Market Fund...........        1,094,688       406,598           688,090             --
ABN AMRO Treasury Money Market Fund.............        1,301,897       374,066           927,831             --
ABN AMRO Institutional Prime Money Market Fund..        2,219,959            --         2,219,959             --

----------
* Prior to January 1, 2006, ABN AMRO Asset Management (USA) LLC ("AAAM LLC") was the investment adviser to Aston Value Fund and Aston/ABN AMRO Real Estate Fund. On January 1, 2006, AAAM LLC merged into AAAM. From January 1, 2006 until ________, 2006, AAAM Inc. assumed AAAM LLC's responsibilities under AAAM LLC's investment advisory agreements with the Funds and related subadvisory agreements and became the Funds' Investment Adviser. Both entities are indirect and wholly-owned subsidiaries of ABN AMRO Holding N.V. and have substantially the same directors and officers.

     Fiscal year ended October 31, 2003

                                                        GROSS
                                                      ADVISORY                      NET ADVISORY
                                                     FEES EARNED        WAIVED       FEES AFTER       REIMBURSED
                       FUND                          BY ADVISERS         FEES       FEE WAIVERS        EXPENSES
------------------------------------------------   --------------      --------   ---------------     ----------
Aston/ABN AMRO Growth Fund......................   $    6,540,117      $     --   $     6,540,117             --
Aston/Montag & Caldwell Growth Fund.............       16,971,751            --        16,971,751             --
Aston/TAMRO Large Cap Value Fund................           71,531        64,517             7,014             --
Aston Value Fund**..............................        1,305,112       403,658           901,454             --
Aston/Veredus Select Growth Fund................           14,342        14,342                 0         39,604
Aston/Optimum Mid Cap Fund......................          940,561        20,246           920,315             --
Aston/TAMRO Small Cap Fund......................          425,527        68,383           357,144             --
Aston/Veredus Aggressive Growth Fund............        3,884,188       159,922         3,724,266             --
Aston/ABN AMRO Real Estate Fund**...............          320,725        60,858           259,867             --
Aston/Veredus SciTech Fund......................           20,615        20,615                 0         42,830
Aston Balanced Fund.............................        2,085,475            --         2,085,475             --
Aston/Montag & Caldwell Balanced Fund...........        1,698,076            --         1,698,076             --
Aston/TCH Fixed Income Fund.....................        3,043,268       987,369         2,055,899             --
Aston/TCH Investment Grade Bond Fund............          368,203       153,449           214,754             --
Aston/ABN AMRO High Yield Bond Fund*............           30,715        30,688                27             --
Aston/McDonnell Municipal Bond Fund.............          297,020       200,339            96,681             --
Aston/ABN AMRO Investor Money Market Fund.......        1,356,421            --         1,356,421             --
ABN AMRO Government Money Market Fund...........          937,249            --           937,249             --
ABN AMRO Money Market Fund......................          508,127       189,953           318,174             --
ABN AMRO Tax-Exempt Money Market Fund...........        1,276,664       462,227           814,437             --
ABN AMRO Treasury Money Market Fund.............        1,428,109       403,949         1,024,160             --
ABN AMRO Institutional Prime Money Market Fund..        2,552,934            --         2,552,934             --

----------
*     Aston/ABN AMRO High Yield Bond Fund commenced operations on June 30, 2003.

** Prior to January 1, 2006, ABN AMRO Asset Management (USA) LLC ("AAAM LLC") was the investment adviser to Aston Value Fund and Aston/ABN AMRO Real Estate Fund. On January 1, 2006, AAAM LLC merged into AAAM. From January 1, 2006 until ________, 2006, AAAM Inc. assumed AAAM LLC's responsibilities under AAAM LLC's investment advisory agreements with the Funds and related subadvisory agreements and became the Funds' Investment Adviser. Both entities are indirect and wholly-owned subsidiaries of ABN AMRO Holding N.V. and have substantially the same directors and officers.

      Under the Investment Advisory Agreement and the investment advisory agreements between AAAM and the Trust on behalf of each of Aston/ABN AMRO Investor Money Market Fund, ABN AMRO Government Money Market Fund, ABN AMRO Money Market Fund, ABN AMRO Tax-Exempt Money Market Fund, ABN AMRO Treasury Money Market Fund and ABN AMRO Institutional Prime Money Market Fund (the "Investment Advisory Agreements"), each investment adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Trust or a Fund in connection with the performance of the Investment Advisory Agreements, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

      The Investment Advisory Agreements are terminable with respect to a Fund by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days' written notice to the applicable investment adviser. Aston or AAAM may also terminate its advisory relationship with respect to a Fund on 60 days' written notice to the Trust. The Investment Advisory Agreements terminate automatically in the event of their assignment.

      Under the Investment Advisory Agreements, each investment adviser shall:
(i) manage the investment and reinvestment of the assets of the Funds, (ii) continuously review, supervise and administer the investment program of the Funds, (iii) determine in its discretion, the assets to be held uninvested, (iv) provide the Trust with records concerning the Adviser's activities which are required to be maintained by the Trust and (v) render regular reports to the Trust's officers and Board of Trustees concerning the Adviser's discharge of the foregoing responsibilities. Each investment adviser shall discharge the foregoing responsibilities subject to the oversight of the officers and the Board of Trustees and in compliance with the objectives, policies and limitations set forth in the Trust's then effective Prospectuses and SAI.

      The Investment Advisory Agreements continue in effect for each Fund from year to year for so long as its continuation is approved at least annually (a) by a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Fund and (b) by the shareholders of the Fund or the Board of Trustees.

      Prior to January 1, 2006, ABN AMRO Asset Management (USA) LLC ("AAAM LLC") was the investment adviser to ABN AMRO Government Money Market Fund, ABN AMRO Money Market Fund, ABN AMRO Tax-Exempt Money Market Fund, ABN AMRO Treasury Money Market Fund, and ABN AMRO Institutional Prime Money Market Fund. On January 1, 2006, AAAM LLC merged into AAAM Inc. As of the date of the merger, AAAM Inc. assumed AAAM LLC's responsibilities under AAAM LLC's investment advisory agreements with the Funds and related sub-advisory agreements and became the Funds' Investment Adviser. Both entities are indirect and wholly-owned subsidiaries of ABN AMRO Holding N.V. and have substantially the same directors and officers.

      The Investment Advisory Agreement with Aston also provides that Aston shall have the authority in the future, upon the approval of the Board and subject to applicable provisions of the 1940 Act and the regulations thereunder, to select one or more Subadvisers to provide day-to-day portfolio management with respect to all or a portion of the assets of any of the Funds and to allocate and reallocate the assets of a Fund between and among any Subadvisers so selected pursuant to a "manager of managers" structure. Under this structure, Aston would also have the authority to retain and terminate Subadvisers, engage new Subadvisers and make material revisions to the terms of the Subadvisory Agreements subject to approval of the Board of Trustees, but not shareholder approval, .

      As described above, Aston is paid an annual management fee based on the average daily net assets of a Fund. Out of its fee, Aston pays the Subadviser(s) of each Fund. Fees paid to a Subadviser of a Fund with multiple Subadvisers will depend upon the fee rate negotiated with Aston and upon the percentage of the Fund's assets allocated to that Subadviser by Aston. Because Aston will pay each Subadviser's fees out of its own fees from the Funds, there will not be any "duplication" of advisory fees paid by the Funds.

      A discussion regarding the Board's basis for approving the Funds' Investment Advisory Agreements will be available in the Funds' shareholder report dated October 31, 2006.

THE SUBADVISERS

      On ________, 2006, Aston entered into Subadvisory Agreements with AAAM (on behalf of Aston/ABN AMRO Growth Fund, Aston/ABN AMRO Mid Cap Growth Fund, Aston/ABN AMRO Real Estate Fund, Aston/ABN AMRO High Yield Bond Fund and the equity portion of Aston Balanced Fund); Montag & Caldwell, Inc. (on behalf of Aston/Montag & Caldwell Growth Fund and Aston/Montag &

Caldwell Balanced Fund); TAMRO Capital Partners LLC (on behalf of Aston/TAMRO Large Cap Value Fund and Aston/TAMRO Small Cap Fund); Veredus Asset Management LLC (on behalf of Aston/Veredus Aggressive Growth Fund, Aston/Veredus SciTech Fund and Aston/Veredus Select Growth Fund); River Road Asset Management, LLC (on behalf of Aston/River Road Dynamic Equity Income Fund and Aston/River Road Small Cap Value Fund); MFS Institutional Advisors, Inc. (on behalf of Aston Value
Fund); Optimum Investment Advisors, LLC (on behalf of Aston/Optimum Mid Cap
Fund); Taplin, Canida & Habacht, Inc. (on behalf of Aston/TCH Fixed Income Fund, Aston/TCH Investment Grade Bond Fund and the fixed income portion of Aston Balanced Fund); and McDonnell Investment Management, LLC (on behalf of Aston/McDonnell Municipal Bond Fund).

      Under each Subadvisory Agreement, each Subadviser manages the Fund, selects investments and places all orders for purchases and sales of the Fund's securities, subject to the general supervision of the Board of Trustees of the Trust and the Investment Adviser. In addition, except as may otherwise be prohibited by law or regulation, a Subadviser may, in its discretion and from time to time, waive a portion of its fee.

      Each Subadvisory Agreement provides that neither the Subadviser nor any of its directors, officers, stockholders, agents or employees shall have any liability to the Fund or any shareholder of the Fund for any error of judgment, mistake of law, or any loss arising out of any investment, or for any other act or omission in the performance by the Subadviser of its duties under the Agreement except for liability resulting from willful misfeasance, bad faith, or negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Agreement. Each of the Subadvisory Agreements continues for the same term as the Investment Advisory Agreement and is subject to the same requirements for renewal.

      For the services provided pursuant to the Subadvisory Agreements, the Investment Adviser pays the Subadvisers a fee based on each Fund's average daily net assets, computed daily and payable monthly, at the following annual rates:

                           FUND                                                 SUBADVISORY FEE
-------------------------------------------------------          ----------------------------------------------
Aston/River Road Dynamic Equity Income Fund............                50% of Advisory Fee (Less Expense
                                                                 Waivers/Reimbursements and Marketing Payments)

Aston/ABN AMRO Growth Fund.............................                50% of Advisory Fee (Less Expense
                                                                 Waivers/Reimbursements and Marketing Payments)

Aston/Montag & Caldwell Growth Fund....................                50% of Advisory Fee (Less Expense
                                                                 Waivers/Reimbursements and Marketing Payments)

Aston/TAMRO Large Cap Value Fund.......................                50% of Advisory Fee (Less Expense
                                                                 Waivers/Reimbursements and Marketing Payments)

Aston Value Fund.......................................                    0.40% of 1st $250 million
                                                                           0.35% of next $250 million
                                                                            0.325% over $500 million

Aston/Veredus Select Growth Fund.......................                50% of Advisory Fee (Less Expense
                                                                 Waivers/Reimbursements and Marketing Payments)

Aston/Optimum Mid Cap Fund.............................                    0.30% of 1st $100 million
                                                                           0.25% of next $300 million
                                                                            0.20% over $400 million

                           FUND                                                 SUBADVISORY FEE
-------------------------------------------------------          ----------------------------------------------
Aston/ABN AMRO Mid Cap Growth Fund.....................                50% of Advisory Fee (Less Expense
                                                                 Waivers/Reimbursements and Marketing Payments)

Aston/River Road Small Cap Value Fund..................                50% of Advisory Fee (Less Expense
                                                                 Waivers/Reimbursements and Marketing Payments)

Aston/TAMRO Small Cap Fund.............................                50% of Advisory Fee (Less Expense
                                                                 Waivers/Reimbursements and Marketing Payments)

Aston/Veredus Aggressive Growth Fund...................                50% of Advisory Fee (Less Expense
                                                                 Waivers/Reimbursements and Marketing Payments)

Aston/ABN AMRO Real Estate Fund........................                50% of Advisory Fee (Less Expense
                                                                 Waivers/Reimbursements and Marketing Payments)

Aston/Veredus SciTech Fund.............................                50% of Advisory Fee (Less Expense
                                                                 Waivers/Reimbursements and Marketing Payments)

Aston Balanced Fund....................................                50% of Advisory Fee (Less Expense
                                                                 Waivers/Reimbursements and Marketing Payments)

Aston/Montag & Caldwell Balanced Fund..................                50% of Advisory Fee (Less Expense
                                                                 Waivers/Reimbursements and Marketing Payments)

Aston/TCH Fixed Income Fund............................                50% of Advisory Fee (Less Expense
                                                                 Waivers/Reimbursements and Marketing Payments)

Aston/TCH Investment Grade Bond Fund...................                50% of Advisory Fee (Less Expense
                                                                 Waivers/Reimbursements and Marketing Payments)

Aston/ABN AMRO High Yield Bond Fund....................                50% of Advisory Fee (Less Expense
                                                                 Waivers/Reimbursements and Marketing Payments)

Aston/McDonnell Municipal Bond Fund....................                50% of Advisory Fee (Less Expense
                                                                 Waivers/Reimbursements and Marketing Payments)

      ABN AMRO ASSET MANAGEMENT, INC.

      As of __________, 2006, AAAM serves as the Subadviser to Aston/ABN AMRO Growth Fund, Aston/ABN AMRO Mid Cap Growth Fund, Aston/ABN AMRO Real Estate Fund, Aston/ABN AMRO High Yield Bond Fund and the equity portion of Aston Balanced Fund. AAAM is a member of the ABN AMRO group of companies and is located at 161 North Clark, Chicago, Illinois 60601.

      The table below shows other accounts for which the portfolio managers of each Fund, except the money market funds, is jointly and primarily responsible for the day-to-day portfolio management as of ______, 2006.

                                                                               NUMBER OF
                                                              TOTAL             ACCOUNTS
                                              NUMBER         ASSETS           MANAGED WITH          ASSETS MANAGED
                                                OF           MANAGED          ADVISORY FEE           WITH ADVISORY
                                             ACCOUNTS          (IN              BASED ON             FEE BASED ON
                                             MANAGED        MILLIONS)         PERFORMANCE             PERFORMANCE
                                             --------       ---------         ------------          --------------
ASTON/ABN AMRO GROWTH FUND

BERNARD F. MYSZKOWSKI, CFA
Registered Investment Companies.......
Other Pooled Investment Vehicles......
Other Accounts........................

RICHARD S. DRAKE, CFA
Registered Investment Companies.......
Other Pooled Investment Vehicles......
Other Accounts........................

      Compensation. Compensation for each portfolio manager above includes an annual fixed base salary plus incentive compensation based on the three year pre-tax performance of the a composite of all the registered investment companies, other pooled investment vehicles and other accounts managed by the each portfolio manager under the "large cap growth strategy" (the "Large Cap Growth Composite") as compared to the S&P 500. Incentive compensation may also include long-term profit incentive. A portion of incentive compensation may be deferred. Compensation is not based on the value of assets held in the Fund's portfolio.

                                                                               NUMBER OF
                                                              TOTAL             ACCOUNTS
                                              NUMBER         ASSETS           MANAGED WITH          ASSETS MANAGED
                                                OF           MANAGED          ADVISORY FEE           WITH ADVISORY
                                             ACCOUNTS          (IN              BASED ON             FEE BASED ON
                                             MANAGED        MILLIONS)         PERFORMANCE             PERFORMANCE
                                             --------       ---------         ------------          --------------
ASTON/ABN AMRO MID CAP GROWTH  FUND

RICHARD S. DRAKE CFA
Registered Investment Companies........
Other Pooled Investment Vehicles.......
Other Accounts.........................


      Compensation. Compensation for the portfolio manager above includes an annual fixed base salary plus incentive compensation based on the three year pre-tax performance of the Large Cap Growth Composite as compared to the S&P
500. Incentive compensation may also include long-term profit incentive. A portion of incentive compensation may be deferred. Compensation is not based on the value of assets held in the Fund's portfolio.

                                                                              NUMBER OF
                                                             TOTAL             ACCOUNTS
                                             NUMBER         ASSETS           MANAGED WITH           ASSETS MANAGED
                                               OF           MANAGED          ADVISORY FEE          WITH ADVISORY FEE
                                            ACCOUNTS          (IN              BASED ON                BASED ON
                                             MANAGED       MILLIONS)         PERFORMANCE              PERFORMANCE
                                            --------       ---------         ------------          -----------------
ASTON/ABN AMRO REAL ESTATE FUND

NANCY J. HOLLAND, CFA
Registered Investment Companies........
Other Pooled Investment Vehicles.......
Other Accounts.........................

JOSEPH PAVNICA
Registered Investment Companies........
Other Pooled Investment Vehicles.......
Other Accounts.........................


      Compensation. The portfolio managers receive a base salary and a performance-based bonus. Base salaries are reviewed annually against peer data from McLagan Partners to assure competitiveness. Bonus pools are also based on McLagan data and are awarded based on performance objectives relevant to the portfolio manager's position. Bonus compensation is primarily based on the performance of the portfolio manager's portfolios relative to peer performance and the relevant benchmark. The peer group and benchmark for the Fund is the one-, three- and five-year performance of the Lipper Real Estate Funds category and MSCI US REIT Index, respectively. Other bonus criteria include participation in the global property group, budget management, marketing activities and overall firm profitability. Compensation is not based on the value of assets held in the Fund's portfolio.


                                                          TOTAL             NUMBER OF
                                                          ASSETS        ACCOUNTS MANAGED        ASSETS MANAGED
                                         NUMBER OF       MANAGED        WITH ADVISORY FEE     WITH ADVISORY FEE
                                          ACCOUNTS         (IN              BASED ON               BASED ON
                                          MANAGED       MILLIONS)          PERFORMANCE           PERFORMANCE
                                         ---------      ---------       -----------------     -----------------
ASTON/ABN AMRO HIGH YIELD BOND FUND

TODD YOUNGBERG
Registered Investment Companies........
Other Pooled Investment Vehicles.......
Other Accounts.........................

CHARLES ULLERICH
Registered Investment Companies........
Other Pooled Investment Vehicles.......
Other Accounts.........................

      Compensation. Compensation for each portfolio manager listed above includes an annual fixed base salary plus incentive compensation (which is both cash and deferred) based on the pre-tax performance of the Fund over one, three and five years versus a group of funds with similar investment objectives derived each year from the Callhan Database. Incentive compensation is not based on value of assets held in the Fund's portfolio.

                                                          TOTAL             NUMBER OF
                                                         ASSETS         ACCOUNTS MANAGED        ASSETS MANAGED
                                         NUMBER OF       MANAGED        WITH ADVISORY FEE      WITH ADVISORY FEE
                                          ACCOUNTS         (IN              BASED ON               BASED ON
                                          MANAGED       MILLIONS)          PERFORMANCE            PERFORMANCE
                                         ---------      ---------       -----------------     -----------------
ASTON BALANCED FUND

BERNARD F. MYSZKOWSKI, CFA
Registered Investment Companies........
Other Pooled Investment Vehicles.......
Other Accounts.........................

FRED SENFT, CFA
Registered Investment Companies........
Other Pooled Investment Vehicles.......
Other Accounts.........................


      Compensation. Compensation for Mr. Myszkowski includes an annual fixed base salary plus incentive compensation based on the three year pre-tax performance of the Large Cap Growth Composite as compared to the S&P 500. Incentive compensation may also include long-term profit incentive. A portion of incentive compensation may be deferred. Compensation is not based on the value of assets held in the Fund's portfolio.

      Compensation for Mr. Senft includes an annual fixed based salary plus incentive compensation based on pre-tax performance of the Fund as compared to the Lehman Brothers U.S. Aggregate Bond Index over a calendar year. The incentive compensation is up to a pre-determined percentage rate of the fixed base salary of the portfolio manager. Compensation is not based on value of assets held in the Fund's portfolio.



      MONTAG & CALDWELL, INC.


      Montag & Caldwell is the Subadviser for Aston/Montag & Caldwell Growth Fund and Aston/Montag & Caldwell Balanced Fund. Montag & Caldwell is a member of the ABN AMRO group of companies and is located at 3455 Peachtree Road NE, Suite 1200, Atlanta, Georgia 30326.

      The table below shows other accounts for which the portfolio manager of each Fund is jointly and primarily responsible for the day-to-day portfolio management as of ______, 2006.

                                                          TOTAL            NUMBER OF           ASSETS MANAGED
                                                         ASSETS         ACCOUNTS MANAGED      WITH ADVISORY FEE
                                         NUMBER OF       MANAGED       WITH ADVISORY FEE          BASED ON
                                          ACCOUNTS         (IN              BASED ON             PERFORMANCE
                                          MANAGED       MILLIONS)         PERFORMANCE           (IN MILLIONS)
                                         ---------      ---------       -----------------     -----------------
ASTON/MONTAG & CALDWELL GROWTH FUND

RONALD E. CANAKARIS, CFA
Registered Investment Companies........
Other Pooled Investment Vehicles.......
Other Accounts.........................

                                                          TOTAL            NUMBER OF           ASSETS MANAGED
                                                         ASSETS         ACCOUNTS MANAGED      WITH ADVISORY FEE
                                         NUMBER OF       MANAGED       WITH ADVISORY FEE          BASED ON
                                          ACCOUNTS         (IN              BASED ON             PERFORMANCE
                                          MANAGED       MILLIONS)         PERFORMANCE           (IN MILLIONS)
                                         ---------      ---------      ------------------     -----------------
ASTON/MONTAG & CALDWELL BALANCED FUND

RONALD E. CANAKARIS, CFA
Registered Investment Companies........
Other Pooled Investment Vehicles.......
Other Accounts.........................


      Compensation. Compensation the portfolio manager includes an annual fixed base salary plus incentive compensation (which may be significantly larger than the base salary). Compensation is determined by the Executive Committee, which is comprised of Montag & Caldwell's Chairman, President and Executive Vice President, and is based on the success of the firm in achieving clients' investment objectives and providing excellent client service. The portfolio manager may also participate in a bonus arrangement that is partially based on identifying new business prospects and obtaining new clients. Other components of the portfolio manager's compensation include a pension plan and 401(k) savings & profit sharing plan. Incentive compensation is not based on performance or the value of assets held in either Fund's portfolio.

      Compensation is not directly related to the size, growth or fees received from the management of any particular portfolios.

      Material Conflicts of Interest. The portfolio manager for the Funds manages multiple accounts, including each respective Fund, following the large cap growth strategy. The portfolio manager may place transactions on behalf of other accounts that are contrary to investment decisions made on behalf of a Fund, or make investment decisions that are similar to those made for a Fund to the extent of client restrictions on accounts, both of which have the potential to adversely affect the price paid or received by a Fund or the size of the security position obtainable for a Fund. Montag & Caldwell has adopted policies and procedures that it believes address the conflicts associated with managing multiple accounts for multiple clients, including policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.


      TAMRO CAPITAL PARTNERS LLC

      TAMRO is the Subadviser for Aston/TAMRO Large Cap Value Fund and Aston/TAMRO Small Cap Fund. TAMRO is a member of the ABN AMRO group of companies and is located at 1660 Duke Street, Alexandria, Virginia 22314.

      The table below shows other accounts for which the portfolio manager of each Fund is jointly and primarily responsible for the day-to-day portfolio management as of ______, 2006.

                                                          TOTAL            NUMBER OF           ASSETS MANAGED
                                                         ASSETS         ACCOUNTS MANAGED      WITH ADVISORY FEE
                                         NUMBER OF       MANAGED       WITH ADVISORY FEE          BASED ON
                                          ACCOUNTS         (IN              BASED ON             PERFORMANCE
                                          MANAGED       MILLIONS)         PERFORMANCE           (IN MILLIONS)
                                         ---------      ---------       -----------------     -----------------
ASTON/TAMRO SMALL CAP VALUE FUND

PHILIP D. TASHO, CFA
Registered Investment Companies........
Other Pooled Investment Vehicles.......
Other Accounts.........................

ASTON/TAMRO LARGE CAP VALUE FUND

PHILIP D. TASHO, CFA
Registered Investment Companies........
Other Pooled Investment Vehicles.......
Other Accounts.........................

      Compensation. Compensation for the portfolio manager includes an annual base salary plus a discretionary incentive compensation based on a combination of job performance and TAMRO's overall company performance. Neither the portfolio manager's job performance nor TAMRO's overall company performance is related to the performance of the Funds.

      Material Conflicts of Interest. The portfolio manager for the Funds manages multiple accounts, including each respective Fund. The portfolio manager makes decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the portfolio manager believes are applicable to that account. Consequently, the portfolio manager may purchase securities for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. The portfolio manager may place transactions on behalf of other accounts that are contrary to investment decisions made on behalf of a Fund, or make investment decisions that are similar to those made for a Fund, both of which have the potential to adversely affect the price paid or received by a Fund or the size of the security position obtainable for a Fund. TAMRO has adopted policies and procedures that it believes address the conflicts associated with managing multiple accounts for multiple clients, although there is no assurance that such policies and procedures will adequately address such conflicts.

      VEREDUS ASSET MANAGEMENT LLC

      Veredus is the Subadviser for Aston/Veredus Aggressive Growth Fund, Aston/Veredus SciTech Fund and Aston/Veredus Select Growth Fund. Veredus is a member of the ABN AMRO group of companies and is located at One Paragon Center, 6060 Dutchmans Lane, Louisville, Kentucky 40205.

      The table below shows other accounts for which the portfolio managers of each Fund is jointly and primarily responsible for the day-to-day portfolio management as of ______, 2006.

                                                           TOTAL           NUMBER OF           ASSETS MANAGED
                                                          ASSETS        ACCOUNTS MANAGED      WITH ADVISORY FEE
                                          NUMBER OF       MANAGED      WITH ADVISORY FEE          BASED ON
                                          ACCOUNTS          (IN             BASED ON             PERFORMANCE
                                           MANAGED       MILLIONS)        PERFORMANCE           (IN MILLIONS)
                                          ---------      ---------     -----------------      -----------------
ASTON/VEREDUS AGGRESSIVE GROWTH FUND

B. ANTHONY WEBER
Registered Investment Companies........
Other Pooled Investment Vehicles.......
Other Accounts.........................

CHARLES P. MCCURDY, JR. CFA
Registered Investment Companies........
Other Pooled Investment Vehicles.......
Other Accounts.........................

ASTON/VEREDUS SCITECH FUND

CHARLES P. MCCURDY, JR. CFA
Registered Investment Companies........
Other Pooled Investment Vehicles.......
Other Accounts.........................

CHARLES F. MERCER, JR. CFA
Registered Investment Companies........
Other Pooled Investment Vehicles.......
Other Accounts.........................

ASTON/VEREDUS SELECT GROWTH FUND

B. ANTHONY WEBER
Registered Investment Companies........
Other Pooled Investment Vehicles.......
Other Accounts.........................

CHARLES P. MCCURDY, JR. CFA
Registered Investment Companies
Other Pooled Investment Vehicles.......
Other Accounts.........................

CHARLES F. MERCER, JR. CFA
Registered Investment Companies........
Other Pooled Investment Vehicles.......
Other Accounts.........................


      Compensation. Compensation for the portfolio managers listed above includes an annual fixed base salary. Each portfolio manager is a member of Veredus and shares in the overall profits of the company as set forth by the company's Operating Agreement. The portfolio managers are eligible to participate in a retirement plan and are eligible to receive a contribution from by the company based on a set percentage of income earned during the year. The portfolio managers' compensation is not based on the performance of an individual account but rather on the overall performance and profitability of Veredus. Compensation is not directly based on value of assets held in the Fund's portfolio.

      Material Conflicts of Interest. The portfolio managers for each Fund manage multiple accounts, including their respective Fund and a hedge fund from which Veredus receives a performance based fee and in which members of Veredus have an interest. The portfolio managers make decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the portfolio managers believe are applicable to that account. Consequently, the portfolio managers may purchase securities for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. A portfolio manager may place transactions on behalf of other accounts that are contrary to investment decisions made on behalf of a Fund, or make investment decisions that are similar to those made for a Fund, both of which have the potential to adversely affect the price paid or received by a Fund or the size of the security position obtainable for a Fund. Veredus has adopted policies and procedures that it believes address the conflicts associated with managing multiple accounts for multiple clients, although there is no assurance that such policies and procedures will adequately address such conflicts.



      RIVER ROAD ASSET MANAGEMENT, LLC


      River Road is the Subadviser to Aston/River Road Dynamic Equity Income Fund and Aston/River Road Small Cap Value Fund. River Road is partially owned by ABN AMRO Asset Management Holdings, Inc. and is a member of the ABN AMRO group of companies. River Road is located at Meidinger Tower, Suite 1600, 462 South Fourth Avenue, Louisville, Kentucky 40202.

      The table below shows other accounts for which the portfolio managers of each Fund is jointly and primarily responsible for the day-to-day portfolio management as of ______, 2006.

                                                                                 NUMBER OF
                                                                              ACCOUNTS MANAGED       ASSETS MANAGED
                                           NUMBER OF      TOTAL ASSETS       WITH ADVISORY FEE      WITH ADVISORY FEE
                                            ACCOUNTS        MANAGED               BASED ON              BASED ON
                                            MANAGED       (IN MILLIONS)         PERFORMANCE            PERFORMANCE
                                           ---------      -------------      -----------------      -----------------
ASTON/RIVER DYNAMIC EQUITY INCOME
   FUND

JAMES C. SHIRCLIFF, CFA
Registered Investment Companies........
Other Pooled Investment Vehicles.......
Other Accounts.........................

HENRY SANDERS, CFA
Registered Investment Companies........
Other Pooled Investment Vehicles.......
Other Accounts.........................

ASTON/RIVER ROAD SMALL CAP EQUITY
   FUND

R. ANDREW BECK, CFA
Registered Investment Companies........
Other Pooled Investment Vehicles.......
Other Accounts.........................

                                                                                 NUMBER OF
                                                                              ACCOUNTS MANAGED       ASSETS MANAGED
                                           NUMBER OF      TOTAL ASSETS       WITH ADVISORY FEE      WITH ADVISORY FEE
                                            ACCOUNTS        MANAGED               BASED ON              BASED ON
                                            MANAGED      (IN MILLIONS)          PERFORMANCE            PERFORMANCE
                                           ---------     -------------       -----------------      -----------------
JAMES C. SHIRCLIFF, CFA
Registered Investment Companies........
Other Pooled Investment Vehicles.......
Other Accounts.........................

HENRY SANDERS, CFA
Registered Investment Companies........
Other Pooled Investment Vehicles.......
Other Accounts.........................


      Compensation. Compensation for each portfolio manager listed above includes an annual fixed base salary plus potential incentive compensation up to a pre-determined fixed percentage rate of base salary. Incentive compensation is based upon both assets under management and investment performance. Investment performance represents 70% of a portfolio manager's total incentive compensation and is based upon the manager's risk-adjusted 3- and 5-year rolling performance for the strategy composite, versus peer group and benchmark indices. Composite performance criteria are not applied independently for the Fund, but are assumed to be encompassed among the like managed accounts in the strategy composite. The relevant index for Small Cap Value is the Russell 2000 Value; for Dynamic Equity Income, both the Russell 3000 and Lipper Equity Income Indices are employed as performance measures. In the absence of at least a three-year performance record, a shorter-period may be used. Additionally, the portfolio managers each own a significant equity interest in River Road and, as such, participate in overall firm profits.

      Material Conflicts of Interest. The portfolio managers for each Fund manage multiple accounts, including their respective Fund. The portfolio managers make decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the portfolio manager believes are applicable to that account. Consequently, the portfolio managers may purchase securities for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. A portfolio manager may place transactions on behalf of other accounts that are contrary to investment decisions made on behalf of a Fund, or make investment decisions that are similar to those made for a Fund, both of which have the potential to adversely affect the price paid or received by a Fund or the size of the security position obtainable for a Fund. River Road has adopted policies and procedures that it believes address the conflicts associated with managing multiple accounts for multiple clients, although there is no assurance that such policies and procedures will adequately address such conflicts.



      MFS INSTITUTIONAL ADVISORS, INC.

      MFS Institutional Advisors, Inc. ("MFS") is the Subadviser for Aston Value Fund. MFS is a Delaware corporation with offices at 500 Boylston Street, Boston, Massachusetts 02116. MFS is an 81.8%-owned subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., 500 Boylston Street, Boston, Massachusetts 02116, which is in turn a wholly owned subsidiary of Sun Life Assurance Company of Canada-U.S. Operations Holdings, Inc., One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Sun Life Assurance Company of Canada-U.S. Operations Holdings, Inc. is a wholly owned subsidiary of Sun Life Assurance Company of Canada, 150 King Street West, 14th Floor, Toronto, Canada M5H 1J9, which in turn is a wholly owned subsidiary of Sun Life Financial Services of Canada, Inc. at the same address.

      The table below shows other accounts for which the portfolio managers of the Fund is jointly and primarily responsible for the day-to-day portfolio management as of ______, 2006.


                                                                                 NUMBER OF
                                                                              ACCOUNTS MANAGED       ASSETS MANAGED
                                           NUMBER OF      TOTAL ASSETS       WITH ADVISORY FEE      WITH ADVISORY FEE
                                            ACCOUNTS        MANAGED               BASED ON              BASED ON
                                            MANAGED      (IN MILLIONS)          PERFORMANCE            PERFORMANCE
                                           ---------     -------------       -----------------      -----------------
ASTON VALUE FUND

STEVEN R. GORHAM, CFA
Registered Investment Companies........
Other Pooled Investment Vehicles.......
Other Accounts.........................

NEVIN P. CHITKARA
Registered Investment Companies........
Other Pooled Investment Vehicles.......
Other Accounts.........................

      Compensation. Compensation for each co-portfolio manager includes a base salary and a performance bonus. The performance bonus, which represents a majority of total cash compensation, is based on a combination of quantitative and qualitative factors. The quantitative portion is based on the pre-tax performance of all the accounts managed by the portfolio manager over a one-, three- and five-year period relative to the appropriate Lipper peer group universe and/or one or more benchmark indices with respect to each account with particular emphasis given to three-year performance. The performance bonus is also based on, but to a lesser extent, qualitative factors, which include the results of an annual internal peer review process and management's assessment of overall portfolio manager contributions to the investment process. Each portfolio manager is also eligible to participate in the MFS Equity Plan. Equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process and other factors.

      Material Conflicts of Interest. MFS seeks to identify potential conflicts of interest resulting from a portfolio manager's management of both the Fund and other accounts and has adopted policies and procedures designed to address such potential conflicts.


      In certain instances there may be securities which are suitable for the Fund's portfolio as well as for accounts with similar investment objectives of the Subadviser or subsidiary of the Subadviser. Securities transactions for the Fund and other accounts with similar investment objectives are generally executed on the same day, or the next day. Nevertheless, it may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security.


      When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In most cases, however, MFS believes that the Fund's ability to participate in volume transactions will produce better executions for the Fund.


      MFS does not receive a performance fee for its management of the Fund. MFS and/or a portfolio manager may have an incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund--for instance, those that pay a higher advisory fee and/or have a performance fee.

      OPTIMUM INVESTMENT ADVISORS, LLC

      Optimum Investment Advisors, LLC ("Optimum") is the Subadviser for Aston/ Optimum Mid Cap Fund. Optimum is an independent registered investment adviser founded in 1990 with offices at 100 South Wacker Drive, Chicago, Illinois 60606.

      On September 30, 2003, AAAM Inc., on behalf of ABN AMRO Mid Cap Fund, terminated the subinvestment advisory agreement with Talon Asset Management, Inc. ("Talon") and, on October 1, 2003, entered into an interim subinvestment advisory agreement with Optimum, subject to shareholder approval. On December 22, 2003, the shareholders of Aston/Optimum Mid Cap Fund approved, and AAAM Inc. entered into, a subinvestment advisory agreement with Optimum. On _______, 2006, Optimum entered into a Subadvisory Agreement between Aston on behalf of Aston/Optimum Mid Cap Fund.

      The table below shows other accounts for which the portfolio managers of the Fund is jointly and primarily responsible for the day-to-day portfolio management as of ______, 2006.

                                                                                 NUMBER OF
                                                                              ACCOUNTS MANAGED       ASSETS MANAGED
                                           NUMBER OF      TOTAL ASSETS       WITH ADVISORY FEE      WITH ADVISORY FEE
                                            ACCOUNTS        MANAGED               BASED ON              BASED ON
                                            MANAGED      (IN MILLIONS)          PERFORMANCE            PERFORMANCE
                                           ---------     -------------       -----------------      -----------------
ASTON/OPTIMUM MID CAP FUND

THYRA ZERHUSEN
Registered Investment Companies........
Other Pooled Investment Vehicles.......
Other Accounts.........................

      Compensation. Compensation for the portfolio manager includes an annual fixed base salary plus incentive compensation that is determined by the relative pre -tax performance of the Fund as compared to the Morningstar Mid Cap Category at year-end. Compensation is not based on the value of assets held in the Fund's portfolio. Compensation also includes a percentage of revenue that Optimum derives from the Mid Cap product (including the Mid Cap Fund).

      Material Conflicts of Interest. The Portfolio Manager for the Fund manages other accounts as well as the Fund and makes investment selections and account transactions consistent with each account's objective. Such actions may be taken for one account and not another and may result in varying performance among clients. Optimum has in place policies and procedures designed to prevent conflicts among multiple accounts, although there can be no assurance that conflicts may not occur.

      TAPLIN, CANIDA & HABACHT, INC.

      Taplin, Canida & Habacht, Inc. ("Taplin") is the Subadviser for Aston/TCH Fixed Income Fund, Aston/TCH Investment Grade Bond Fund and the fixed income portion of Aston Balanced Fund. Taplin is a registered investment adviser founded in 1985 with offices at 1001 Brickell Bay Drive, Suite 2100, Miami, Florida 33131.

      The table below shows other accounts for which the portfolio managers of each Fund is jointly and primarily responsible for the day-to-day portfolio management as of __________, 2006.

                                                                                 NUMBER OF
                                                                              ACCOUNTS MANAGED       ASSETS MANAGED
                                           NUMBER OF      TOTAL ASSETS       WITH ADVISORY FEE      WITH ADVISORY FEE
                                            ACCOUNTS        MANAGED               BASED ON              BASED ON
                                            MANAGED      (IN MILLIONS)          PERFORMANCE            PERFORMANCE
                                           ---------     -------------       -----------------      -----------------
ASTON/TCH FIXED INCOME FUND

TERE ALVAREZ CANIDA
Registered Investment Companies........
Other Pooled Investment Vehicles.......
Other Accounts.........................

ALAN M. HABACHT
Registered Investment Companies........
Other Pooled Investment Vehicles.......
Other Accounts.........................

WILLIAM J. CANIDA
Registered Investment Companies........
Other Pooled Investment Vehicles.......
Other Accounts.........................

ASTON/TCH INVESTMENT GRADE BOND FUND

TERE ALVAREZ CANIDA
Registered Investment Companies........
Other Pooled Investment Vehicles.......
Other Accounts.........................

ALAN M. HABACHT
Registered Investment Companies........
Other Pooled Investment Vehicles.......
Other Accounts.........................

WILLIAM J. CANIDA
Registered Investment Companies........
Other Pooled Investment Vehicles.......
Other Accounts.........................

ASTON BALANCED FUND

TERE ALVAREZ CANIDA
Registered Investment Companies........
Other Pooled Investment Vehicles.......
Other Accounts.........................

ALAN M. HABACHT
Registered Investment Companies........
Other Pooled Investment Vehicles.......
Other Accounts.........................

WILLIAM J. CANIDA
Registered Investment Companies........
Other Pooled Investment Vehicles.......
Other Accounts.........................

      Compensation. [To be completed by amendment.]

      Material Conflicts of Interest. [To be completed by amendment.]

      MCDONNELL INVESTMENT MANAGEMENT, LLC

      McDonnell Investment Management, LLC ("McDonnell") is the Subadviser for Aston/McDonnell Municipal Bond Fund. McDonnell is a 100% employee owned registered investment adviser with offices at 1515 West 22nd Street, 11th Floor, Oak Brook, Illinois 60523.

      The table below shows other accounts for which the portfolio managers of the Fund is jointly and primarily responsible for the day-to-day portfolio management as of _________, 2006.

                                                                             NUMBER OF         ASSETS MANAGED
                                                                          ACCOUNTS MANAGED   WITH ADVISORY FEE
                                            NUMBER OF   TOTAL ASSETS     WITH ADVISORY FEE        BASED ON
                                             ACCOUNTS     MANAGED            BASED ON           PERFORMANCE
                                             MANAGED    (IN MILLIONS)       PERFORMANCE        (IN MILLIONS)
                                            ---------   -------------    -----------------   ------------------
ASTON/MCDONNELL MUNICIPAL BOND FUND

DANIEL T. VANDE VELDE
Registered Investment Companies........
Other Pooled Investment Vehicles.......
Other Accounts.........................

JAMES GRABOVAC
Registered Investment Companies........
Other Pooled Investment Vehicles.......
Other Accounts.........................

SUSAN A. CARR
Registered Investment Companies........
Other Pooled Investment Vehicles.......
Other Accounts.........................

      Compensation. [To be completed by Amendment.]

      Material Conflicts of Interest.




                        [To be completed by amendment.]

      Ownership of Securities. The table below shows the dollar range of equity securities in each Fund beneficially owned by the Fund's portfolio manager(s) as of _________, 2006.

                                                                                DOLLAR RANGE OF
                  FUND                             PORTFOLIO MANAGER        SECURITIES IN THE FUND
-------------------------------------------     -----------------------     ----------------------
Aston/River Road Dynamic Equity Income Fund       James. C. Shircliff
                                                     Henry Sanders

Aston/River Road Small Cap Value Fund             James. C. Shircliff
                                                     Henry Sanders
                                                    R. Andrew Beck

Aston/ABN AMRO Growth Fund                       Bernard F. Myszkowski
                                                     Richard Drake

Aston/ABN AMRO Mid Cap Growth Fund*                  Richard Drake

Aston/ABN AMRO Real Estate Fund                    Nancy J. Holland
                                                    Joseph Pavnica

Aston/ABN AMRO High Yield Bond Fund                Charles Ullerich
                                                    Todd Youngberg

Aston/McDonnell Municipal Bond Fund              Daniel T. Vande Velde
                                                    James Grabovac
                                                     Susan A. Carr

Aston/Montag & Caldwell Growth Fund                Ronald Canakaris

Aston/Montag & Caldwell Balanced Fund              Ronald Canakaris

Aston/Optimum Mid Cap Fund                          Thyra Zerhusen

Aston/Veredus Aggressive Growth Fund               B. Anthony Weber
                                                 Charles McCurdy, Jr.

Aston/Veredus SciTech Fund                      Charles P. McCurdy, Jr.
                                                Charles F. Mercer, Jr.

Aston/Veredus Select Growth Fund                   B. Anthony Weber
                                                Charles P. McCurdy, Jr.
                                                Charles F. Mercer, Jr.

Aston/TAMRO Small Cap Value Fund                     Philip Tasho

Aston/TAMRO Large Cap Value Fund                     Philip Tasho

Aston/TCH Fixed Income Fund                       Tere Alvarez Canida
                                                    Alan M. Habacht
                                                   William J. Canida

                                                                                DOLLAR RANGE OF
                  FUND                             PORTFOLIO MANAGER        SECURITIES IN THE FUND
-------------------------------------------     -----------------------     ----------------------
Aston/TCH Investment Grade Bond Fund              Tere Alvarez Canida
                                                    Alan M. Habacht
                                                   William J. Canida

Aston Balanced Fund                              Bernard F. Myszkowski
                                                    Fred Senft, Jr.
                                                  Tere Alvarez Canida
                                                    Alan M. Habacht
                                                   William J. Canida

Aston Value Fund                                     Steve Gorham
                                                   Nevin P. Chitkara

----------
*     Aston Mid Cap Growth Fund commenced operations on December 29, 2005.

      Prior to the date of this SAI, only the Aston Value Fund and the Aston/ABN AMRO Mid Cap Fund employed a Subadviser during the last three fiscal years of the Funds. The Subadvisory fees earned and waived by the Subadvisers for these Funds for the last three fiscal years, as well as an fees waived or expenses reimbursed, are set forth below.

      For the fiscal years ended October 31, 2003, October 31, 2004 and October 31, 2005, AAAM paid MFS the following subadvisory fees:

                                                  2003                  2004                 2005
                                          ------------------  -------------------  --------------------
                                             NET                 NET                    NET
                                            FEES       FEES      FEES      FEES        FEES       FEES
              FUND                          PAID      WAIVED     PAID     WAIVED       PAID      WAIVED
--------------------------------------    ---------  -------  ----------  -------  ------------  ------
Aston Value Fund......................    $ 652,556   $  --   $  861,327   $  --   $  1,054,028  $   --

      For the period October 1, 2003 through October 31, 2003, and the fiscal years ended October 31, 2004 and October 31, 2005, AAAM paid Optimum the following subadvisory fees:

                                                  2003*                2004                   2005
                                          ------------------  -------------------  --------------------
                                             NET                 NET                   NET
                                            FEES      FEES       FEES      FEES        FEES       FEES
              FUND                          PAID      WAIVED     PAID     WAIVED       PAID      WAIVED
--------------------------------------    ---------  -------  ----------  -------  ------------  ------
Aston/ABN AMRO Mid Cap Fund...........    $  44,578   $  --    $ 799,862   $ --    $  1,387,970     $--

----------
*     For the period October 1, 2003 through October 31, 2003.

      Prior to October 1, 2003, Talon provided subinvestment advisory services for Aston/ABN AMRO Mid Cap Fund pursuant to a Subadvisory Agreement. Talon is located at One North Franklin, Chicago, Illinois 60601. For the services it provided from November 1, 2002 through September 30, 2003, Talon received a fee of $519,941 from AAAM Inc.

YEAR ENDED 10/31    FEE RECEIVED
----------------    ------------
    2003*              519,941

----------
*     For the period November 1, 2002 through September 30, 2003.

THE ADMINISTRATOR

      On _______, 2006, ABN AMRO Investment Fund Services, Inc. ("AAIFS"), the Trust and the Board of Trustees assigned the Administration Agreement between the Funds and AAIFS to Aston. After the assignment, Aston became the Administrator to the Funds.

      Under the Administration Agreement between Aston and the Funds, the Administrator is responsible for: (1) coordinating with the Custodian and Transfer Agent and Sub-Administrator and monitoring the services they provide to the Funds, (2) coordinating with and monitoring any other third parties furnishing services to the Funds, (3) providing the Funds with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions, (4) supervising the maintenance by third parties of such books and records of the Funds as may be required by applicable federal or state law, (5) preparing or supervising the preparation by third parties of all federal, state and local tax returns and reports of the Funds required by applicable law, (6) preparing and, after approval by the Funds, filing and arranging for the distribution of proxy materials and periodic reports to shareholders of the Funds as required by applicable law, (7) preparing and, after approval by the Trust, arranging for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law, (8) reviewing and submitting to the officers of the Trust for their approval invoices or other requests for payment of the Funds' expenses and instructing the Custodian to issue checks in payment thereof and (9) taking such other action with respect to the Trust or the Funds as may be necessary in the opinion of the Administrator to perform its duties under the Administration Agreement.

      As compensation for services performed under the Administration Agreement, the Administrator receives an administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of the Trust. The Administrator also receives custody liaison fees as set forth in the table below.


      ADMINISTRATION FEES

      Effective April 1, 2005, the fee schedule to the Administration Agreement is as follows:

PERCENTAGE         AVERAGE DAILY NET ASSETS (AGGREGATE)
----------         -----------------------------------
 0.0490%                   Up to $7.4 billion
 0.0465%                   Over $7.4 billion

      The Administrator also receives a monthly base fee in the amount of $1,000 per Fund.

      Prior to April 1, 2005, the fee schedule for the Administration Agreement was as follows:

PERCENTAGE              AVERAGE DAILY NET ASSETS (AGGREGATE)
----------     ---------------------------------------------------
 0.06%                         Up to $2 billion
 0.05%         At least $2 billion but not more than $12.5 billion
 0.045%                       Over $12.5 billion

      CUSTODY LIAISON FEES

  FEE                AVERAGE DAILY NET ASSETS (EACH FUND)
-------      ----------------------------------------------------
$10,000                     Up to $100 million
$15,000      At least $100 million but not more than $500 million
$20,000                     Over $500 million

      The following are the total fees paid to the Administrator by each Fund for the three most recent fiscal years:


                                                                                  ADMINISTRATIVE FEES
                               FUND                                              FYE OCTOBER 31, 2005*
-----------------------------------------------------------------------          ---------------------
Aston/River Road Dynamic Equity Income Fund**..........................               $     6,582
Aston/ABN AMRO Growth Fund.............................................                   718,034
Aston/Montag & Caldwell Growth Fund....................................                 1,536,145
Aston/TAMRO Large Cap Value Fund.......................................                    21,462
Aston Value Fund.......................................................                   148,370
Aston/Veredus Select Growth Fund.......................................                    12,415
Aston/Optimum Mid Cap Fund.............................................                   302,075
Aston/ABN AMRO Mid Cap Growth Fund***..................................                       N/A
Aston/River Road Small Cap Value Fund**................................                     6,567
Aston/TAMRO Small Cap Fund.............................................                    92,365
Aston/Veredus Aggressive Growth Fund...................................                   370,586
Aston/ABN AMRO Real Estate Fund........................................                    52,403
Aston/Veredus SciTech Fund.............................................                    12,477
Aston Balanced Fund....................................................                   133,459
Aston/Montag & Caldwell Balanced Fund..................................                    75,868
Aston/TCH Fixed Income Fund............................................                   159,369
Aston/TCH Investment Grade Bond Fund...................................                    40,075
Aston/ABN AMRO High Yield Bond Fund....................................                    35,585
Aston/McDonnell Municipal Bond Fund....................................                    49,873
Aston/ABN AMRO Investor Money Market Fund..............................                    89,871
ABN AMRO Government Money Market Fund..................................                   240,366
ABN AMRO Money Market Fund.............................................                    87,230
ABN AMRO Tax-Exempt Money Market Fund..................................                   156,871
ABN AMRO Treasury Money Market Fund....................................                   142,927
ABN AMRO Institutional Prime Money Market Fund.........................                 1,234,428

----------
*     Prior to _________, 2006, AAIFS served as the Administrator to the Funds.

** Aston/River Road Dynamic Equity Income Fund and Aston/River Road Small Cap Value Fund commenced operations on June 28, 2005.

***   Aston/ABN AMRO Mid Cap Growth Fund commenced operations on December 29,
      2005.

                                                                                  ADMINISTRATIVE FEES
                               FUND                                              FYE OCTOBER 31, 2004*
-----------------------------------------------------------------------          ---------------------
Aston/ABN AMRO Growth Fund.............................................               $   661,294
Aston/Montag & Caldwell Growth Fund....................................                 1,722,656
Aston/TAMRO Large Cap Value Fund.......................................                     8,848
Aston Value Fund.......................................................                   116,694
Aston/Veredus Select Growth Fund.......................................                     2,950
Aston/Optimum Mid Cap Fund.............................................                   157,835
Aston/TAMRO Small Cap Fund.............................................                    46,304
Aston/Veredus Aggressive Growth Fund...................................                   314,858
Aston/ABN AMRO Real Estate Fund........................................                    32,147
Aston/Veredus SciTech Fund.............................................                     5,880
Aston Balanced Fund....................................................                   164,323
Aston/Montag & Caldwell Balanced Fund..................................                   125,632
Aston/TCH Fixed Income Fund............................................                   246,830
Aston/TCH Investment Grade Bond Fund...................................                    35,055
Aston/ABN AMRO High Yield Bond Fund....................................                    25,877
Aston/McDonnell Municipal Bond Fund....................................                    36,238
Aston/ABN AMRO Investor Money Market Fund..............................                   122,001

                                                                                  ADMINISTRATIVE FEES
                               FUND                                              FYE OCTOBER 31, 2004*
-----------------------------------------------------------------------          ---------------------
ABN AMRO Government Money Market Fund..................................                   260,902
ABN AMRO Money Market Fund.............................................                    74,520
ABN AMRO Tax-Exempt Money Market Fund..................................                   164,009
ABN AMRO Treasury Money Market Fund....................................                   193,891
ABN AMRO Institutional Prime Money Market Fund.........................                 1,154,341

----------
*     Prior to _________, 2006, AAIFS served as the Administrator to the Funds.

                                                                                  ADMINISTRATIVE FEES
                               FUND                                              FYE OCTOBER 31, 2003*
-----------------------------------------------------------------------          ---------------------
Aston/ABN AMRO Growth Fund.............................................               $   488,522
Aston/Montag & Caldwell Growth Fund....................................                 1,335,974
Aston/TAMRO Large Cap Value Fund.......................................                     7,306
Aston Value Fund.......................................................                    90,080
Aston/Veredus Select Growth Fund.......................................                     2,330
Aston/Optimum Mid Cap Fund.............................................                    62,974
Aston/TAMRO Small Cap Fund.............................................                    27,743
Aston/Veredus Aggressive Growth Fund...................................                   205,534
Aston/ABN AMRO Real Estate Fund........................................                    18,449
Aston/Veredus SciTech Fund.............................................                     2,982
Aston Balanced Fund....................................................                   172,417
Aston/Montag & Caldwell Balanced Fund..................................                   123,026
Aston/TCH Fixed Income Fund............................................                   305,728
Aston/TCH Investment Grade Bond Fund...................................                    36,329
Aston/ABN AMRO High Yield Bond Fund**..................................                     7,611
Aston/McDonnell Municipal Bond Fund....................................                    33,455
Aston/ABN AMRO Investor Money Market Fund..............................                   177,847
ABN AMRO Government Money Market Fund..................................                   245,017
ABN AMRO Money Market Fund.............................................                    76,659
ABN AMRO Tax-Exempt Money Market Fund..................................                   191,777
ABN AMRO Treasury Money Market Fund....................................                   213,308
ABN AMRO Institutional Prime Money Market Fund.........................                 1,331,676

----------
*     Prior to _________, 2006, AAIFS served as the Administrator to the Funds.

**    Aston/ABN AMRO High Yield Bond Fund commenced operations on June 30, 2003.

THE SUBADMINISTRATOR

      PFPC Inc. ("PFPC"), 4400 Computer Drive, Westborough, Massachusetts 01581, provides certain administrative services for the Funds and Aston pursuant to a Subadministration and Accounting Services Agreement between the Aston and PFPC. On _________, 2006, the Subadministrator and Accounting Services Agreement was assigned from the former administrator to the Funds, AAIFS, to Aston.

      On December 1, 1999, PFPC Trust Company, a wholly-owned subsidiary of PFPC Worldwide Inc. and an indirect wholly-owned subsidiary of PNC Bank Corp., acquired all of the outstanding shares of First Data Investor Services Group, Inc., the Funds' subadministrator and transfer agent. As a result, First Data Investor Services Group, Inc. changed its name to PFPC Inc. and continues to be located at 4400 Computer Drive, Westborough, Massachusetts 01581.

      As Subadministrator, PFPC provides the Trust with subadministrative services, including fund accounting, regulatory reporting, necessary office space, equipment, personnel and facilities.

Compensation for these services is paid under a Subadministrative and Accounting Services Agreement with the Administrator.

      As compensation for services performed under the Subadministration Agreement, the Subadministrator receives an administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of the Trust.

SUBADMINISTRATION FEES

      Effective April 1, 2005, the fee schedule to the Subadministration Agreement is as follows:

PERCENTAGE           AVERAGE DAILY NET ASSETS (AGGREGATE)
----------           ------------------------------------
 0.0255%                     Up to $7.4 billion
 0.0230%                     Over $7.4 billion

      The Subadministrator also receives a monthly base fee in the amount of $1,000 per Fund.

      Prior to April 1, 2005, the fee schedule to the Subadministration Agreement was as follows:

PERCENTAGE                   AVERAGE DAILY NET ASSETS (AGGREGATE)
----------           -------------------------------------------------
  0.045%                            Up to $2 billion
  0.040%             At least $2 billion but not more than $3 billion
  0.030%             At least $3 billion but not more than $8 billion
  0.025%             At least $8 billion but not more than $12 billion
  0.020%                            Over $12 billion

      The Subadministrator also receives custody liaison fees in the amount of $10,000 per Fund per year.

THE DISTRIBUTOR

      ABN AMRO Distribution Services (USA) Inc. (the "Distributor"), 760 Moore Road, King of Prussia, PA 19406, and the Trust are parties to a distribution agreement (the "Distribution Agreement") dated September 27, 2001 under which the Distributor sells shares of each Fund on a continuous basis. The Distributor is a wholly-owned subsidiary of PFPC Distributors, Inc. ("PFPC Distributors").


      The Distribution Agreement shall continue for an initial one-year term and thereafter shall be renewed for successive one-year terms, provided such continuance is specifically approved at least annually by (i) the Trust's Board of Trustees or (ii) by a vote of a majority (as defined in the 1940 Act and Rule 18f-2 thereunder) of the outstanding voting securities of the Trust, provided that in either event the continuance is also approved by a majority of the Trustees who are not parties to this Agreement and who are not interested persons (as defined in the 1940 Act) of any party to this Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. This Agreement is terminable without penalty, on at least 60 days' written notice, by the Trust's Board of Trustees, by vote of a majority (as defined in the 1940 Act and Rule 18f-2 thereunder) of the outstanding voting securities of the Trust, or by the Distributor. This Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act and the rules thereunder).

THE DISTRIBUTION PLAN


      The Board of Trustees of the Trust has adopted Plans of Distribution (the "Plans") pursuant to Rule 12b-1 under the 1940 Act, which permit the Class N, Class R and Class S shares of each Fund, as applicable, with the exception of Aston/ABN AMRO Investor Money Market Fund, to pay certain expenses associated with the distribution of its shares. Under the Plans, each Fund may pay amounts not exceeding, on an annual basis, 0.25% of a Fund's average daily net assets for Class N and S shares and 0.50% of a Fund's average daily net assets for Class R shares. From this amount, the Distributor may make payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, and the Distributor's affiliates and subsidiaries as compensation for services, reimbursement of expenses incurred in connection with distribution assistance, or provision of shareholder services. The Plans for Class N and Class S shares are characterized as reimbursement plans and are directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may not exceed its actual expenses. The Plan for Class R shares is characterized as a compensation plan and is not directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may exceed its actual expenses.


      Rule 12b-1 regulates the circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Plans must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not "interested persons" of the Trust or the Distributor, as that term is defined in the 1940 Act ("Disinterested Trustees"). The Plans require that quarterly written reports of amounts spent under the Plans and the purposes of such expenditures be furnished to and reviewed by the Trustees. In accordance with Rule 12b-1 under the 1940 Act, the Plans may be terminated with respect to any Fund by a vote of a majority of the Disinterested Trustees, or by a vote of a majority of the outstanding shares of that Fund. The Plans may be amended by vote of the Trust's Board of Trustees, including a majority of the Disinterested Trustees, cast in person at a meeting called for such purpose, except that any change that would effect a material increase in any distribution fee with respect to a Fund (or class) requires the approval of that Fund's (or class's) shareholders. All material amendments of the Plans will require approval by a majority of the Trustees of the Trust and of the Disinterested Trustees.

      To the Trust's knowledge, no interested person of the Trust, nor any of its Trustees who are not "interested persons," has a direct or indirect financial interest in the operation of the Plan.

      Amounts spent on behalf of each Fund pursuant to such Plans during the fiscal year ended October 31, 2005, are set forth below.

                                                                                        12B-1 PLAN EXPENSES
                                                              ---------------------------------------------------------------
                                                                                               COMPENSATION      COMPENSATION
                                                                             DISTRIBUTION        TO BROKER         TO SALES
                FUND - CLASS N SHARES                          PRINTING        SERVICES           DEALERS          PERSONNEL
---------------------------------------------------------     ----------     ------------      -------------     ------------
Aston/River Road Dynamic Equity Income Fund*.............      $      0        $     28         $       505       $       53
Aston/ABN AMRO Growth Fund...............................        18,259          57,290           1,843,124          333,086
Aston/Montag & Caldwell Growth Fund......................        19,651          58,940           1,908,407          371,415
Aston/TAMRO Large Cap Value Fund.........................           435           2,259              24,263           13,750
Aston Value Fund.........................................         4,901          15,113             497,339           39,838
Aston/Veredus Select Growth Fund.........................            71             243               4,649            1,810
Aston/ABN AMRO Mid Cap Growth Fund**.....................           N/A             N/A                 N/A              N/A
Aston/River Road Small Cap Value Fund*...................             0              30                 505               58
Aston/Optimum Mid Cap Fund...............................         9,649          25,749             868,134          248,939
ASton/TAMRO Small Cap Fund...............................             5           6,301             257,755           80,735

                                                                                        12B-1 PLAN EXPENSES
                                                              ---------------------------------------------------------------
                                                                                               COMPENSATION      COMPENSATION
                                                                             DISTRIBUTION        TO BROKER         TO SALES
                FUND - CLASS N SHARES                          PRINTING        SERVICES           DEALERS          PERSONNEL
---------------------------------------------------------     ----------     ------------      -------------     ------------
Aston/Veredus Aggressive Growth Fund.....................        10,711          31,747           1,016,612          239,321
Aston/ABN AMRO Real Estate Fund..........................         1,493           4,699             136,822           20,510
Aston/Veredus SciTech Fund...............................            92             375               8,652            1,977
Aston Balanced Fund......................................         4,084          13,517             401,944           54,505
Aston/Montag & Caldwell Balanced Fund....................         1,584           5,518             127,281           19,678
Aston/TCH Fixed Income Fund..............................         2,911           8,920             277,791           51,430
Aston/TCH Investment Grade Bond Fund.....................            50             145               2,744            1,085
Aston/ABN AMRO High Yield Bond Fund......................           212             763               1,464            1,863
Aston/McDonnell Municipal Bond Fund......................

----------
* Aston/River Road Dynamic Equity Income Fund and Aston/River Road Small Cap Value Fund commenced operations on June 28, 2005

**    Aston/ABN AMRO Mid Cap Growth Fund commenced operations on December 29,
      2005.

                FUND - CLASS N SHARES                          MARKETING      SERVICE PROVIDERS          TOTAL
---------------------------------------------------------     -----------     -----------------      -------------
Aston/River Road Dynamic Equity Income Fund*.............       $    435          $      0            $     1,021
Aston/ABN AMRO Growth Fund...............................        198,398             6,558              2,456,715
Aston/Montag & Caldwell Growth Fund......................        188,911             4,252              2,551,576
Aston/TAMRO Large Cap Value Fund.........................          9,831               571                 51,109
Aston Value Fund.........................................         51,627               157                608,975
Aston/Veredus Select Growth Fund.........................          6,786                 0                 13,559
Aston/ABN AMRO Mid Cap Growth Fund**.....................            N/A               N/A                    N/A
Aston/River Road Small Cap Value Fund*...................            445                 0                  1,038
Aston/Optimum Mid Cap Fund...............................        126,087             3,468              1,282,026
Aston/TAMRO Small Cap Fund...............................         27,190             1,586                373,572
Aston/Veredus Aggressive Growth Fund.....................        111,043             8,164              1,417,598
Aston/ABN AMRO Real Estate Fund..........................         30,835                 0                194,359
Aston/Veredus SciTech Fund...............................          2,615                 0                 13,711
Aston Balanced Fund......................................         53,891            10,003                537,944
Aston/Montag & Caldwell Balanced Fund....................         25,132             3,117                182,310
Aston/TCH Fixed Income Fund..............................         39,447             2,124                382,623
Aston/TCH Investment Grade Bond Fund.....................          2,100                 0                  6,124
Aston/ABN AMRO High Yield Bond Fund......................          9,948                 0                 14,250
Aston/McDonnell Municipal Bond Fund......................

----------
* Aston/River Road Dynamic Equity Income Fund and Aston/River Road Small Cap Value Fund commenced operations on June 28, 2005

**    Aston/ABN AMRO Mid Cap Growth Fund commenced operations on December 29,
      2005.

                                                                                        12B-1 PLAN EXPENSES
                                                              ---------------------------------------------------------------
                                                                                               COMPENSATION      COMPENSATION
                                                                             DISTRIBUTION        TO BROKER         TO SALES
                FUND - CLASS R SHARES                          PRINTING        SERVICES           DEALERS          PERSONNEL
---------------------------------------------------------     ----------     ------------      -------------     ------------
Aston/ABN AMRO Growth Fund...............................       $  146          $   43           $  2,204           $  671
Aston/Montag & Caldwell Growth Fund......................          159              36              1,349              435

                FUND - CLASS R SHARES                          MARKETING      SERVICE PROVIDERS          TOTAL
---------------------------------------------------------     -----------     -----------------      -------------
Aston/ABN AMRO Growth Fund...............................       $ 1,187             $   0              $   4,251
Aston/Montag & Caldwell Growth Fund......................         1,057                 0                  3,036

                                                                                        12B-1 PLAN EXPENSES
                                                              ---------------------------------------------------------------
                                                                                               COMPENSATION      COMPENSATION
                                                                             DISTRIBUTION        TO BROKER         TO SALES
                FUND - CLASS S SHARES                          PRINTING        SERVICES           DEALERS          PERSONNEL
---------------------------------------------------------     ----------     ------------      -------------     ------------
ABN AMRO Government Money Market Fund....................       $   690        $    943          $  81,661          $   98
ABN AMRO Money Market Fund...............................         3,036           4,083            359,676              48
ABN AMRO Tax-Exempt Money Market Fund....................           835             941             54,814               0
ABN AMRO Treasury Money Market Fund......................           124             215             14,715             104

                FUND - CLASS S SHARES                          MARKETING      SERVICE PROVIDERS          TOTAL
---------------------------------------------------------     -----------     -----------------      -------------
ABN AMRO Government Money Market Fund....................        $ 2,424            $   0              $  85,816
ABN AMRO Money Market Fund...............................          4,018                0                370,861
ABN AMRO Tax-Exempt Money Market Fund....................          2,777                0                 59,367
ABN AMRO Treasury Money Market Fund......................          2,105                0                 17,263

SHAREHOLDER SERVICING PLAN

      The Trust has adopted a shareholder servicing plan for the Class S and Class YS Shares of each Fund, as applicable (the "Shareholder Servicing Plan"). Under the Shareholder Servicing Plan, the Trust pays a fee of up to 0.25% of the average daily net assets of the Class S and Class YS Shares of the Funds. This fee is paid to the Distributor to perform, or to compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; subaccounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. The Distributor may voluntarily waive all or a portion of its shareholder servicing fee, and may discontinue its waiver at any time.

      The Funds paid shareholder servicing fees in the following amounts for the fiscal years ended October 31, 2003, October 31, 2004 and October 31, 2005.

      Fiscal Year Ending October 31, 2005

                               FUND                                              NET FEES
------------------------------------------------------------------------        ----------
ABN AMRO Government Money Market Fund...................................         $ 24,010
ABN AMRO Money Market Fund..............................................          163,197
ABN AMRO Tax-Exempt Money Market Fund...................................               --
ABN AMRO Treasury Money Market Fund.....................................               --
ABN AMRO Institutional Prime Money Market Fund..........................          109,064

      Fiscal Year Ending October 31, 2004

                               FUND                                              NET FEES
--------------------------------------------------------------------------      ----------
ABN AMRO Government Money Market Fund.....................................       $ 32,362
ABN AMRO Money Market Fund................................................        152,600
ABN AMRO Tax-Exempt Money Market Fund.....................................             --
ABN AMRO Treasury Money Market Fund.......................................             --
ABN AMRO Institutional Prime Money Market Fund............................        126,356

      Fiscal Year Ending October 31, 2003

                                    FUND                                         NET FEES
------------------------------------------------------------------------        -----------
ABN AMRO Government Money Market Fund...................................         $  29,110
ABN AMRO Money Market Fund..............................................           123,662
ABN AMRO Tax-Exempt Money Market Fund...................................                --
ABN AMRO Treasury Money Market Fund.....................................                --
ABN AMRO Institutional Prime Money Market Fund..........................           198,487

      It is possible that an intermediary may offer different classes of shares to its customers and differing services to the classes, and thus receive compensation with respect to different classes. Intermediaries also may charge separate fees to their customers. The Funds may pay third-party service providers up to 0.15% for certain "transfer agency" services they provide. A Fund may also pay $20 fee per account for underlying omnibus accounts when such Fund pays no other fee to the third-party service provider.

REDEMPTION FEES

      The Trust requests that banks, broker-dealers and other intermediaries holding omnibus accounts with a Fund impose any applicable redemption fees at the shareholder account level. However, the redemption fee may not apply to certain types of accounts held through intermediaries, including: (1) certain pension, profit-sharing and retirement plans; (2) certain broker-wrap fee and other fee-based programs; (3) certain omnibus accounts where the omnibus account holder does not have the systems capability to impose a redemption fee on its underlying customers' accounts; and (4) certain intermediaries that do not have, or do not report to the Funds, sufficient information to impose a redemption fee on their customers' accounts.

      In addition, the redemption fee does not apply to (i) premature distributions from retirement accounts due to the disability or health of the shareholder; (ii) minimum required distributions from retirement accounts; (iii) return of excess contributions in retirement accounts where the excess is reinvested into a Fund; (iv) redemptions resulting in the settlement of an estate due to the death of the shareholder; (v) redemptions of shares purchased through an Automatic Investment Plan; (vi) redemptions as part of a system's withdrawal plan; and (vii) reinvested distributions (dividends and capital gains). Contact your financial intermediary or refer to your plan documents for more information on how the redemption fee is applied to your shares.

      In addition to the circumstances noted in the preceding paragraph, the Funds' administrator may waive the redemption fee at its discretion where it believes such waiver is in the best interests of a Fund and in accordance with the Funds' policies and procedures, including, but not limited to, when it determines that imposition of the redemption fee is not necessary to deter short-term trading.

CUSTODIAN


      PFPC Trust Company, 8800 Tinicum Boulevard, Philadelphia, PA 19153, serves as custodian of the Trust's assets on behalf of each Fund. Prior to May 5, 2003, Deutsche Bank Trust Company Americas, 130 Liberty Street, New York, New York 10006, served as Custodian of the Trust's assets, pursuant to a Custodian Agreement, for the following Funds: Aston/Montag & Caldwell Growth Fund, Aston/ABN AMRO Growth Fund, Aston/TAMRO Large Cap Value Fund, Aston/Optimum Mid Cap Fund, Aston/Veredus Aggressive Growth Fund, Aston/Veredus Select Growth Fund, Aston/TAMRO Small Cap Fund, Aston/Veredus SciTech Fund, Aston/Montag & Caldwell Balanced Fund, Aston Balanced Fund, Aston/TCH Fixed Income Fund, Aston/McDonnell Municipal Bond Fund and Aston/ABN AMRO Investor Money Market Fund and J.P. Morgan Chase & Company, 3 Chase MetroTech Center, 8th Floor, Brooklyn, NY 11245, served as Custodian of the Trust's assets, pursuant to a Custodian Agreement, for the following Funds: Aston Value Fund, Aston/ABN AMRO Real Estate Fund, ABN AMRO Treasury Money Market Fund, ABN AMRO Government Money Market Fund, ABN AMRO Money Market Fund, ABN AMRO Tax-Exempt Money Market Fund and ABN AMRO Institutional Prime Money Market Fund.

TRANSFER AGENT AND DIVIDEND PAYING AGENT

      PFPC Inc., 4400 Computer Drive, Westborough, Massachusetts 01581 serves as Transfer Agent and Dividend Paying Agent for the Trust.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

      Vedder, Price, Kaufman & Kammholz, P.C., with offices at 222 North LaSalle Street, Chicago, Illinois 60606, serves as counsel to the Trust.

      Mayer, Brown Rowe & Maw LLP, with offices at 71 South Wacker Drive, Chicago, Illinois 60606, serves as counsel to the Independent Trustees.

      Ernst & Young LLP, with offices at 233 South Wacker Drive, Chicago, Illinois, 60606, is the Trust's independent registered public accounting firm.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

      The Subadvisers are responsible for decisions to buy and sell securities for the Funds, for the placement of its portfolio business and the negotiation of commissions, if any, paid on such transactions. In placing trades for a Fund, the Subadvisers will follow the Trust's policy of seeking best execution of orders. Securities traded in the over-the-counter market are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission. In over-the-counter transactions, orders are placed directly with a principal market-maker unless a better price and execution can be obtained by using a broker. Brokerage commissions are paid on transactions in listed securities, futures contracts and options.

      The Subadvisers attempt to obtain the best overall price and most favorable execution of transactions in portfolio securities. However, subject to policies established by the Board of Trustees of the Trust, a Fund may pay a broker-dealer a commission for effecting a portfolio transaction for a Fund in excess of the amount of commission another broker-dealer would have charged if a Subadviser determines in good faith that the commission paid was reasonable in relation to the brokerage or research services provided by such broker-dealer, viewed in terms of that particular transaction or such firm's overall responsibilities with respect to the clients, including the Fund, as to which it exercises investment discretion. In selecting and monitoring broker-dealers and negotiating commissions, consideration will be given to a broker-dealer's reliability, the quality of its execution services on a continuing basis and its financial condition.

      It is likely that the broker-dealers selected based on the foregoing considerations will include firms that also sell shares of the Funds to their customers. However, the Subadvisers do not consider sales of Fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds and, accordingly, the Trust has implemented policies and procedures reasonably designed to prevent sales of Fund shares from being considering as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.

      The Subadvisers effect portfolio transactions for other investment companies and advisory accounts. Research services furnished by broker-dealers through whom the Funds effect securities transactions may be used by the Subadvisers, as the case may be, in servicing all of their respective accounts; not all such services may be used in connection with the Funds. The term "research services" may include, but is not limited to, advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses or reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy or the performance of accounts. The Subadvisers will attempt to equitably allocate portfolio transactions among the Funds and others whenever concurrent decisions are made to purchase or sell securities by the Funds and other accounts. In making such allocations between the Funds and others, the main factors to be considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for recommending investments to the Funds and the others. In some cases, this procedure could have an adverse effect on the Funds. In the opinion of the Subadvisers, however, the results of such procedures will generally be in the best interest of each of the clients.

      Amounts spent on behalf of each Fund for brokerage commissions during each of the last three fiscal years are set forth below. For the fiscal year ended October 31, 2005, the Funds listed below paid the following brokerage fees:

                                                                                 BROKERAGE COMMISSIONS
                           FUND                                                   FYE OCTOBER 31, 2005
-----------------------------------------------------------------------          ---------------------
Aston/River Road Dynamic Equity Income Fund*...........................               $     11,762
Aston/ABN AMRO Growth Fund.............................................                  1,250,008
Aston/Montag & Caldwell Growth Fund....................................                  2,999,698
Aston/TAMRO Large Cap Value Fund.......................................                     21,068
Aston Value Fund.......................................................                    123,874
Aston/Veredus Select Growth Fund.......................................                     30,480
Aston/Optimum Mid Cap Fund.............................................                    798,353
Aston/ABN AMRO Mid Cap Growth Fund**...................................                        N/A
Aston/River Road Small Cap Value Fund*.................................                     22,399
Aston/TAMRO Small Cap Fund.............................................                    416,755
Aston/Veredus Aggressive Growth Fund...................................                  3,453,143
Aston/ABN AMRO Real Estate Fund........................................                    100,377
Aston/Veredus SciTech Fund.............................................                     48,133
Aston Balanced Fund....................................................                    124,543
Aston/Montag & Caldwell Balanced Fund..................................                    111,926
Aston/TCH Fixed Income Fund............................................                        N/A
Aston/TCH Investment Grade Bond Fund...................................                        N/A
Aston/ABN AMRO High Yield Bond Fund....................................                        N/A
Aston/McDonnell Municipal Bond Fund....................................                        N/A
Aston/ABN AMRO Investor Money Market Fund..............................                        N/A
ABN AMRO Government Money Market Fund..................................                        N/A
ABN AMRO Money Market Fund.............................................                        N/A
ABN AMRO Tax-Exempt Money Market Fund..................................                        N/A
ABN AMRO Treasury Money Market Fund....................................                        N/A
ABN AMRO Institutional Prime Money Market Fund.........................                        N/A

----------
* Aston/River Road Dynamic Equity Income Fund and Aston/River Road Small Cap Value Fund commenced operations on June 28, 2005.

**    Aston/ABN AMRO Mid Cap Growth Fund commenced operations December 29, 2005

                                                                                 BROKERAGE COMMISSIONS
                           FUND                                                   FYE OCTOBER 31, 2004
-----------------------------------------------------------------------          ---------------------
Aston/ABN AMRO Growth Fund.............................................                $   912,942
Aston/Montag & Caldwell Growth Fund....................................                  3,447,513

                                                                                 BROKERAGE COMMISSIONS
                           FUND                                                   FYE OCTOBER 31, 2004
-----------------------------------------------------------------------          ---------------------
Aston/TAMRO Large Cap Value Fund.......................................                     21,873
Aston Value Fund.......................................................                    214,700
Aston/Veredus Select Growth Fund.......................................                     20,456
Aston/Optimum Mid Cap Fund.............................................                    587,854
Aston/TAMRO Small Cap Fund.............................................                    502,099
Aston/Veredus Aggressive Growth Fund...................................                  3,480,543
Aston/ABN AMRO Real Estate Fund........................................                     52,425
Aston/Veredus SciTech Fund.............................................                     99,586
Aston Balanced Fund....................................................                    195,690
Aston/Montag & Caldwell Balanced Fund..................................                    165,959
Aston/TCH Fixed Income Fund............................................                        N/A
Aston/TCH Investment Grade Bond Fund...................................                        N/A
Aston/ABN AMRO High Yield Bond Fund....................................                        N/A
Aston/McDonnell Municipal Bond Fund....................................                        N/A
Aston/ABN AMRO Investor Money Market Fund..............................                        N/A
ABN AMRO Government Money Market Fund..................................                        N/A
ABN AMRO Money Market Fund.............................................                        N/A
ABN AMRO Tax-Exempt Money Market Fund..................................                        N/A
ABN AMRO Treasury Money Market Fund....................................                        N/A
ABN AMRO Institutional Prime Money Market Fund.........................                        N/A

                                                                                 BROKERAGE COMMISSIONS
                                   FUND                                          FYE OCTOBER 31, 2003
----------------------------------------------------------------------           ---------------------
Aston/ABN AMRO Growth Fund.............................................                $   638,588
Aston/Montag & Caldwell Growth Fund....................................                  3,132,957
Aston/TAMRO Large Cap Value Fund.......................................                     40,078
Aston Value Fund.......................................................                    315,890
Aston/Veredus Select Growth Fund.......................................                     29,936
Aston/Optimum Mid Cap Fund.............................................                    483,617
Aston/TAMRO Small Cap Fund.............................................                    399,421
Aston/Veredus Aggressive Growth Fund...................................                  3,257,830
Aston/ABN AMRO Real Estate Fund........................................                     41,770
Aston/Veredus SciTech Fund.............................................                     61,924
Aston Balanced Fund....................................................                     74,884
Aston/Montag & Caldwell Balanced Fund..................................                    155,734
Aston/TCH Fixed Income Fund............................................                        N/A
Aston/TCH Investment Grade Bond Fund...................................                        N/A
Aston/ABN AMRO High Yield Bond Fund*...................................                        N/A
Aston/McDonnell Municipal Bond Fund....................................                        N/A
Aston/ABN AMRO Investor Money Market Fund..............................                        N/A
ABN AMRO Government Money Market Fund..................................                        N/A
ABN AMRO Money Market Fund.............................................                        N/A
ABN AMRO Tax-Exempt Money Market Fund..................................                        N/A
ABN AMRO Treasury Money Market Fund....................................                        N/A
ABN AMRO Institutional Prime Money Market Fund.........................                        N/A

----------
*     ABN AMRO High Yield Bond Fund commenced operations June 30, 2003.

      The broker-dealers who execute transactions on behalf of the Funds and who are affiliates of the Funds' Investment Adviser and Subadvisers are brokers in the ABN AMRO International brokerage network. There were no brokerage commissions paid by the Funds to any affiliates of the Funds or the Adviser or the Subadvisers during the three most recent fiscal years

      As of October 31, 2005, the following Funds owned securities of their regular brokers or dealers, as defined in Rule 10b-1 under the Investment Company Act of 1940, with the following market values:

                FUND                                   BROKER DEALER                     MARKET VALUE
-------------------------------------       ------------------------------------        ---------------
River Road Dynamic Equity Income Fund       Bank of America                             $        96,228
                                            Barclays                                             55,468

TAMRO Large Cap Value Fund                  Citigroup                                           448,873
                                            Goldman Sachs Group                                 744,319
                                            JPMorgan Chase                                      434,020
                                            Prudential Financial                                460,760

Value Fund                                  Bank of America                                  11,794,579
                                            Citigroup                                        10,230,457
                                            Goldman Sachs Group                               9,183,308
                                            Lehman Brothers Holdings                          1,973,358
                                            Merrill Lynch                                     1,601,668
                                            UBS AG                                            2,459,586

Veredus Select Growth Fund                  Bear Stearns                                        402,040

Balanced Fund                               Goldman Sachs Group                                 197,048
                                            Bear Stearns Asset Backed Securities                585,094
                                            Chase Mortgage Finance                              583,045
                                            CS First Boston Mortgage Securities                 195,340
                                            JP Morgan Mortgage Trust                            703,620

Montag & Caldwell Balanced Fund             Goldman Sachs Group                                 983,449

TCH Fixed Income Fund                       Morgan Stanley                                    1,639,478
                                            Bear Stearns Asset Backed Securities              2,001,023
                                            Chase Mortgage Finance                            4,749,747
                                            CS First Boston Mortgage Securities               1,365,098
                                            JP Morgan Mortgage Trust                          2,178,951

TCH Investment Grade Bond Fund              Credit Suisse First Boston USA                      228,074
                                            JP Morgan Chase                                     302,256
                                            Merrill Lynch                                       400,216
                                            Morgan Stanley                                      368,528
                                            Bear Stearns Asset Backed Securities                432,970
                                            Chase Mortgage Finance                              476,153

Investor Money Market Fund                  UBS Finance                                       1,988,808
                                            Goldman Sachs Group                               2,497,789
                                            JP Morgan Chase                                   4,500,000
                                            Merrill Lynch                                     2,999,343
                                            Credit Suisse First Boston                        2,000,000
                                            Barclays Bank                                    25,000,000
                                            Deutsche Bank                                    25,700,000

Government Money Market Fund                Barclays Bank                                    65,000,000
                                            Deutsche Bank                                    82,700,000
                                            Goldman Sachs                                    50,000,000

Money Market Fund                           UBS Finance                                       1,993,600
                                            JP Morgan Chase                                   7,000,000
                                            Credit Suisse First Boston                        3,000,000
                                            Deutsche Bank                                    34,900,010

Treasury Money Market Fund                  Deutsche Bank                                    36,000,000
                                            JPMorgan Chase                                   30,000,000
                                            Merrill Lynch                                    20,000,000

                FUND                                   BROKER DEALER                     MARKET VALUE
-------------------------------------       ------------------------------------        ---------------
Institutional Prime Money Market Fund       Barclays US Funding                              54,559,562
                                            UBS Finance                                      36,133,756
                                            Morgan Stanley                                   39,935,333
                                            Barclays Bank                                    24,998,637
                                            Credit Suisse First Boston                      100,045,983
                                            Deutsche Bank                                    50,000,175
                                            Bank of America                                  25,000,000
                                            Citigroup                                        45,000,000
                                            Goldman Sachs                                    90,000,000
                                            Lehman Brothers                                 100,000,000

      The Investment Adviser and Subadvisers or their affiliates compensate many intermediaries that distribute and/or service investors in the Funds for various services ("Intermediaries") out of their own assets, and not as additional charges to the Funds, in connection with the sale and distribution of shares of the Funds and/or servicing of these shares. The payments are in addition to the payments by the Funds described in each Fund's prospectus for distribution and/or shareholder servicing, if any. Such additional payments are for services including, but not limited to, subaccounting, marketing support, administrative and shareholder processing services and for sales of shares ("Additional Payments"). These Additional Payments made by the Investment Adviser or the Subadvisers or their affiliates may be a fixed dollar amount; may be based on the number of customer accounts maintained by an Intermediary; may be based on a percentage of the value of shares sold to, or held by, customers of the Intermediary involved; or may be calculated on another basis. These Additional Payments, sometimes referred to as "revenue sharing," may represent a premium over payments made by other fund families, and Intermediary investment professionals may have an added incentive to sell or recommend a fund or share class over others offered by competing fund families. The revenue sharing payments may differ for each Fund within the Aston family of funds. In certain cases, the revenue sharing differs by Fund within the same intermediary. For several Funds, revenue sharing differs for the same Fund across certain intermediaries.

      A number of factors are considered in determining whether to make Additional Payments. Such factors may include, without limitation, the level or type of services provided by the Intermediary, the level or expected level of assets or sales of shares, the placing of certain Funds on a preferred or recommended fund list, access to an Intermediary's personnel, and other factors. In addition to such payments, the Advisers or their affiliates may offer other incentives, such as sponsorship of educational or client seminars.

PORTFOLIO TURNOVER


      The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year and may be affected by cash requirements for redemption of units and by requirements which enable the Funds to receive favorable federal income tax treatment. In any event, portfolio turnover is generally not expected to exceed 100% in the Funds, except for Aston/Veredus Aggressive Growth Fund, Aston/Veredus Select Growth Fund, Aston/TAMRO Small Cap Fund, Aston/River Road Small Cap Value Fund and Aston/Veredus SciTech Fund, in which it is not expected to exceed 300%. A high rate of portfolio turnover (i.e., over 100%) may result in the realization of substantial net short-term capital gains and involves fpcorrespondingly greater transaction costs. To the extent that net long-term capital gains (i.e., net long-term capital gain in excess of net short-term capital loss) are realized, distributions derived from such gains are generally treated as capital gain dividends for federal income tax purposes and taxable as long-term capital gain. Net short-term capital gains of a fund (i.e., net short-term capital gain in excess of net long-term capital loss) are taxable as ordinary income.


      The portfolio turnover rate for each Fund for its most recent fiscal period may be found under "FINANCIAL HIGHLIGHTS" in each Fund's Prospectus.

                        DISCLOSURE OF PORTFOLIO HOLDINGS


      Each Fund's portfolio holdings as of the end of each calendar month are generally posted on the Funds' Web site, [www.astonfunds.com], on or about the twentieth day after the month-end. Portfolio holdings information is made available to investors and to intermediaries selling fund shares only after its public disclosure.

      The Trust's policies and procedures governing disclosure of portfolio holdings permit nonpublic portfolio holdings information (including portfolio characteristics information, such as sector and portfolio allocations) to be shared with the Funds' service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities, the Funds' Custodian, pricing services, fund accountants, Investment Adviser, Subadvisers, Administrator, Subadministrator, independent public accountants, attorneys, officers and Trustees and each of their respective affiliates and advisers, and are subject to duties of confidentiality, including a duty not to trade on nonpublic information. Nonpublic portfolio holdings information may also be disclosed by the Funds or their duly authorized service providers to certain third parties, including mutual fund evaluation services, rating agencies, lenders or providers of a borrowing facility, provided that (i) a good faith determination is made that the Fund has a legitimate business purpose to provide the information and the disclosure is in the Fund's best interests; (ii) the recipient does not distribute the portfolio holdings or results of the analysis to third parties, other departments, or persons who are likely to use the information for purposes of purchasing or selling shares of the Fund prior to the portfolio holdings becoming public information; (iii) the recipient signs a written confidentiality agreement; and (iv) the Chief Compliance Officer or Chief Executive Officer of the Trust or the applicable service provider approves of the disclosure. These conditions do not apply to portfolio holdings information released to such third parties after it is posted on the Web site. A list of the third parties (other than service providers) that receive the Funds' portfolio holdings information prior to its public disclosure as well as the frequency and the lag time between the date of the information and the date it is disclosed to them is provided below:

            NAME                FREQUENCY                  FUNDS                    LAG TIME
-----------------------------   ---------   -------------------------------------   --------
WEEKLY SURVEYS:
iMoneyNet....................    Weekly     Aston/ABN AMRO Money Market Fund          None
Standard & Poor's............    Weekly     Aston/ABN AMRO Money Market Fund          None

TRACKING SERVICE
VESTEK.......................    Monthly    Aston/ABN AMRO Growth Fund                None
                                            Aston/Montag& Caldwell Growth Fund
                                            Aston/Optimum Mid Cap Fund
                                            Aston/TAMRO Small Cap Fund
                                            Aston/Veredus Aggressive Growth Fund
                                            Aston Balanced Fund
                                            Aston/Montag & Caldwell Balanced Fund
                                            Aston/TCH Fixed Income Fund
                                            Aston/McDonnell Municipal Bond Fund


      Disclosure of the Funds' portfolio holdings information as an exception to the Trust's policies and procedures must be approved by the Chief Compliance Officer or Chief Executive Officer of the

Trust. No compensation or other consideration is received by the Trust or any affiliates of the Trust for disclosure of portfolio holdings information. The Board of Trustees receives reports of any potential exceptions to, or violations of, the Trust's policies and procedures governing disclosure of portfolio holdings that are deemed to constitute a material compliance matter. The Chief Compliance Officer or his designee is responsible for monitoring compliance with these procedures, including requesting information from service providers.

      Each Fund discloses its portfolio holdings to the extent required by law.

                              DESCRIPTION OF SHARES

      The table below summarizes the class(es) of shares that each Fund offers.


                       FUND                           CLASS N   CLASS I   CLASS R   CLASS S   CLASS Y   CLASS YS
---------------------------------------------------   -------   -------   -------   -------   -------   --------
Aston/River Road Dynamic Equity Income Fund........      o
Aston/ABN AMRO Growth Fund.........................      o         o         o
Aston/Montag & Caldwell Growth Fund................      o                   o
Montag & Caldwell Balanced Fund....................                o
Aston/TAMRO Large Cap Value Fund...................      o
Aston Value Fund...................................      o         o
Aston/Veredus Select Growth Fund...................      o
Aston Mid Cap Growth Fund..........................      o
Aston/River Road Small Cap Value Fund..............      o
Aston/Optimum Mid Cap Fund.........................      o         o
Aston/TAMRO Small Cap Fund.........................      o         o
Aston/Veredus Aggressive Growth Fund...............      o         o
Aston/ABN AMRO Real Estate Fund....................      o         o
Aston/Veredus SciTech Fund.........................      o
Aston Balanced Fund (1)............................      o         o
Aston/Montag & Caldwell Balanced Fund..............      o
Montag & Caldwell Balanced Fund....................                o
Aston/TCH Fixed Income Fund........................      o         o
Aston/ABN AMRO High Yield Bond Fund................      o         o
Aston/TCH Investment Grade Bond Fund...............      o         o
Aston/McDonnell Municipal Bond Fund................
Aston/ABN AMRO Investor Money Market Fund..........      o
ABN AMRO Government Money Market Fund..............                o                   o
ABN AMRO Money Market Fund.........................                o                   o
ABN AMRO Tax-Exempt Money Market Fund..............                o                   o
ABN AMRO Treasury Money Market Fund................                o                   o
ABN AMRO Institutional Prime Money Market Fund.....                                              o          o

----------
(1) As of September 27, 2001, sales of shares of Aston Balanced Fund (Class I Shares) have been postponed and will not be available until further notice.

      Each Fund is authorized to issue an unlimited number of shares of beneficial interest without par value. Currently, there are six classes of shares issued by the Funds of the Trust. Class N, I, R, S, Y and YS shares will not be subject to an initial sales charge or a contingent deferred sales charge. Class S and YS shares will be subject to a shareholder service fee with a maximum annual fee of 0.25% of average daily net assets. Class N and S shares will have a Rule 12b-1 fee with a maximum annual fee of 0.25% of average daily net assets. Class R shares will be subject to a Rule 12b-1 fee with a maximum annual fee of 0.50% of average daily net assets. Since each class has different expenses, performance will vary. Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation and other rights except that Class I, Class Y and Class YS shares have no rights with respect to a Fund's distribution plan. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares and no conversion rights. Information about Class I, Class R, Class Y and Class YS shares is available by calling 800 ____-______.

MINIMUM INITIAL INVESTMENTS

      The minimum initial investment for Class N, Class R and Class S shares is $2,500 for each Fund, and the subsequent minimum investment is $50.

                   CLASS I SHARES                    MINIMUM INITIAL INVESTMENT
--------------------------------------------------   --------------------------
Aston/ABN AMRO Growth Fund........................           $5 million
Montag & Caldwell Growth Fund.....................           $5 million
Aston Value Fund..................................           $2 million
Aston/Optimum Mid Cap Fund........................           $2 million
Aston/TAMRO Small Cap Fund........................           $2 million
Aston/Veredus Aggressive Growth Fund..............           $2 million
Aston/ABN AMRO Real Estate Fund...................           $2 million
Aston Balanced Fund...............................           $5 million
Montag & Caldwell Balanced Fund...................           $1 million
Aston/TCH Fixed Income Fund.......................           $2 million
Aston/ABN AMRO High Yield Bond Fund...............           $1 million
Aston/TCH Investment Grade Bond Fund..............           $1 million
ABN AMRO Treasury Money Market Fund...............           $1 million
ABN AMRO Government Money Market Fund.............           $1 million
ABN AMRO Tax-Exempt Money Market Fund.............           $1 million
ABN AMRO Money Market Fund........................           $1 million

                   CLASS Y SHARES                    MINIMUM INITIAL INVESTMENT
--------------------------------------------------   --------------------------
ABN AMRO Institutional Prime Money Market Fund....           $5 million

                   CLASS YS SHARES                   MINIMUM INITIAL INVESTMENT
--------------------------------------------------   --------------------------
ABN AMRO Institutional Prime Money Market Fund....           $5 million


      There is no minimum subsequent investment for Class I, Class Y and Class YS shares. For purposes of the investment minimum, the balances of Fund accounts of clients of a financial consultant may be aggregated in determining whether the minimum investment has been met. This aggregation may also be applied to the accounts of immediate family members (i.e., a person's spouse, parents, children, siblings and in-laws). In addition, the aggregation may be applied to the related accounts of a corporation or other legal entity. The Funds may waive the minimum initial investment by obtaining a letter of intent, evidencing an investor's intention of meeting the minimum initial investment in a specified period of time as continually reviewed and approved by the Board of Trustees. The minimum investment is waived for Trustees of the Trust and employees of the Investment Advisers, Administrators and their affiliates. There is no sales load or charge in connection with the purchase of shares. The Trust reserves the right to reject any purchase order and to suspend the offering of shares of the Funds. The Funds also reserve the right to change the initial and subsequent investment minimums. Class I Shares are intended for accounts with balances over the minimum initial investment. The Funds reserve the right to transfer your accounts to a different class if their balance (or aggregation of balances) consistently falls below the minimum initial investment.

ANTI-MONEY LAUNDERING LAWS

      The Funds are required to comply with various federal anti-money laundering laws and regulations. Consequently, a Fund may be required to "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a government agency.

CUSTOMER IDENTIFICATION PROGRAM


      Federal law requires the Funds to obtain, verify and record identifying information for each investor who opens or reopens an account with Aston Funds. An investor may be an individual or a person other than an individual (such as a corporation, partnership or trust). Such identifying information may include the name, residential or business street address, principal place of business, local office or other physical location (for a person other than an individual), date of birth (for an individual), social security or taxpayer identification number or other identifying information. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, Aston Funds reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or
(b) to refuse an investment in Aston Funds or to involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified. Aston Funds and its agents will not be responsible for any loss in an investor's account resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity cannot be verified.

VOTING RIGHTS

      Each issued and outstanding full and fractional share of a Fund is entitled to one full and fractional vote. Shares of a Fund participate equally in regard to dividends, distributions and liquidations with respect to that Fund subject to preferences (such as Rule 12b-1 distribution fees), rights or privileges of any share class. Shareholders have equal non-cumulative voting rights. Class N, Class R and Class S shares have exclusive voting rights with respect to the distribution plans for their class. On any matter submitted to a vote of shareholders, shares of each Fund will vote separately except when a vote of shareholders in the aggregate is required by law, or when the Trustees have determined that the matter affects the interests of more than one Fund, in which case the shareholders of all such Funds shall be entitled to vote thereon.


SHAREHOLDER MEETINGS

      The Board of Trustees of the Trust does not intend to hold annual meetings of shareholders of the Funds. The Board of Trustees has undertaken to the SEC, however, that it will promptly call a meeting for the purpose of voting upon the question of removal of any Trustee when requested to do so by not less than 10% of the outstanding shareholders of the Funds. In addition, subject to certain conditions, shareholders of the Funds may apply to the Trust to communicate with other shareholders to request a shareholders' meeting to vote upon the removal of a Trustee or Trustees.

CERTAIN PROVISIONS OF TRUST INSTRUMENT

      Under Delaware law, the shareholders of the Funds will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that the Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may only be enforced against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations.

EXPENSES


      Expenses attributable to the Trust, but not to a particular Fund, will be allocated to each Fund on the basis of relative net assets. Similarly, expenses attributable to a particular Fund, but not to a particular class thereof, will be allocated to each class on the basis of relative net assets. General Trust expenses may include but are not limited to: insurance premiums, Trustee fees, expenses of maintaining the Trust's legal existence and fees of industry organizations. General Fund expenses may include but are not limited to: audit fees, brokerage commissions, registration of Fund shares with the SEC, notification fees to the various state securities commissions, printing and postage expenses related to preparing and distributing required documents such as shareholder reports, prospectuses and proxy statements to current shareholders, fees of the Funds' Custodian, Administrator, Subadministrator and Transfer Agent or other "service providers," costs of obtaining quotations of portfolio securities and pricing of Fund shares.


      Class-specific expenses relating to distribution fee payments associated with a Rule 12b-1 plan for a particular class of shares and shareholder service fees for a particular class of shares and any other costs relating to implementing or amending such plan (including obtaining shareholder approval of such plan or any amendment thereto) will be borne solely by shareholders of such class or classes. Other expense allocations which may differ between classes, or which are determined by the Trustees to be class specific, may include but are not limited to omnibus account fees, litigation or other legal expenses relating to a specific class, and expenses incurred as a result of issues relating to a specific class.


      Notwithstanding the foregoing, the Investment Adviser, the Subadvisers or other service providers may waive or reimburse the expenses of a specific class or classes to the extent permitted under Rule 18f-3 under the 1940 Act.


                                NET ASSET VALUE


      The net asset value per share of each Fund (other than Aston/ABN AMRO Investor Money Market Fund, ABN AMRO Government Money Market Fund, ABN AMRO Money Market Fund, ABN AMRO Tax-Exempt Money Market Fund, ABN AMRO Treasury Money Market Fund and ABN AMRO Institutional Prime Money Market Fund (collectively, the "Money Market Funds")) is computed as of the close of regular trading on the NYSE on each day the NYSE is open for trading, typically 4:00 p.m. Eastern time. The Money Market Funds calculate net asset value as of the close of regular trading on the NYSE on each day the NYSE is open for trading, typically 4:00 p.m. Eastern time. In addition, ABN AMRO Government Money Market Fund, ABN AMRO Money Market Fund, ABN AMRO Tax-Exempt Money Market Fund, ABN AMRO Treasury Money Market Fund and ABN AMRO Institutional Prime Money Market Fund also calculate net asset value each business day at 10:00 a.m., 12:00 p.m. and 2:00 p.m. Eastern time. The NYSE is closed on New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Money Market Funds also observe the following holidays: Columbus Day and Veteran's Day.


      The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. The portfolio securities of each Fund listed or traded on a national securities exchange or reported on the NASDAQ National Market System are valued at the last sale price or NASDAQ Official Closing Price, when appropriate. If no last sale price or NASDAQ Official Closing

Price, when appropriate, is reported, the mean of the last bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. When market quotations are not readily available or are deemed unreliable, securities and other assets are valued at fair value as determined by the Investment Adviser in accordance with guidelines adopted by the Board of Trustees.

      Bonds are valued through prices obtained from a commercial pricing service or at the mean of the most recent bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees. Options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.


      The securities held in portfolio of Aston/ABN AMRO Investor Money Market Fund, and the debt securities with maturities of sixty days or less held by the other Funds are valued at amortized cost. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any premium or accretion of discount, unless de minimis, regardless of the impact of fluctuating interest rates on the market value of the instrument.


      A Money Market Fund's use of amortized cost and the maintenance of such Fund's net asset value at $1.00 are permitted by Rule 2a-7 under the 1940 Act, provided that certain conditions are met. Rule 2a-7 also requires the Board of Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Money Market Funds. Such procedures include the determination of the extent of deviation, if any, of the Funds' current net asset value per share calculated using available market quotations from the Funds' amortized cost price per share at such intervals as the Board of Trustees deems appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Board of Trustees is required to consider promptly what action, if any, should be initiated, and, if the Board of Trustees believe that the extent of any deviation may result in material dilution or other unfair results to shareholders, the Board of Trustees is required to take such corrective action as it deems appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. Such actions may include the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing a net asset value per share by using available market quotations. In addition, if the Funds incur a significant loss or liability, the Board of Trustees has the authority to reduce pro rata the number of shares of the Funds in each shareholder's account and to offset each shareholder's pro rata portion of such loss or liability from the shareholder's accrued but unpaid dividends or from future dividends while each Fund must annually distribute at least 90% of its investment company taxable income.


      Quotations of foreign securities denominated in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. The calculation of the net asset value of each Fund may not take place contemporaneously with the determination of the prices of certain portfolio securities of foreign issuers used in such calculation. Further, under the Trust's procedures, the prices of foreign securities are determined using information derived from pricing services and other sources. Information that becomes known to the Trust or its agents after the time that net asset value is calculated on any Business Day may be assessed in determining net asset value per share after the time of receipt of the information, but will not be used to retroactively adjust the price of the security so determined earlier or on a prior day. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time) may not be reflected in the calculation of net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the Investment Advisers and Subadvisers in accordance with guidelines adopted by the Board of Trustees. Under the fair valuation procedures adopted by the Board of

Trustees, the Funds may rely primarily on the services of a third party pricing service to determine fair value prices for foreign securities if certain material events occur. The Board of Trustees receives a report of any actions taken under the Funds' fair valuation procedures.


                             REDEMPTIONS-IN-KIND

      Larger redemptions may be detrimental to a Fund's existing shareholders. While each Fund intends to pay all sales proceeds in cash, the Trust, on behalf of each Fund, reserves the right to honor any request for redemption in excess of $250,000 during any 90-day period by making payment in whole or in part in the form of certain securities of the Fund chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value. This is called a "redemption-in-kind." A shareholder may need to pay certain sales charges related to a redemption-in-kind, such as brokerage commissions, when the securities are sold.

                                   DIVIDENDS

      Income dividends and capital gain distributions are reinvested automatically in additional shares at net asset value, unless you elect to receive them in cash. Distribution options may be changed at any time by requesting a change in writing. Any check in payment of dividends or other distributions which cannot be delivered by the Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then current net asset value and the dividend option may be changed from cash to reinvest. Dividends are reinvested on the exdividend date (the "ex-dividend date") at the net asset value determined at the close of business on that date. Please note that shares purchased shortly before the record date for a dividend or distribution may have the effect of returning capital, although such dividends and distributions are subject to federal income taxes.

      Dividends paid by Funds with more than one class of shares are calculated in the same manner and at the same time for each class. Each class of shares of a Fund share proportionately in the investment income and general expenses of the Fund, except that per share dividends for each class will differ as a result of class-specific expenses.

                              FEDERAL INCOME TAXES

      Each Fund intends to qualify or to continue to qualify each year as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code").

      In order to so qualify, a Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from an interest in qualified publicly traded partnerships, (ii) distribute at least 90% of its dividend, interest and certain other taxable income each year and (iii) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, U.S. government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of a Fund's total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of its assets invested in the securities (other than those of the government) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses or securities of one or more qualified publicly traded limited partnerships.

      Aston/River Road Dynamic Equity Income Fund and Aston/ABN AMRO Real Estate Fund may invest to a limited degree in MLPs. Effective for tax years beginning after October 22, 2004, net income derived from an interest in a qualified publicly traded partnership, which generally includes MLPs, is included in the sources of income from which a RIC may derive 90% of its gross income. However, no more than 25% of the value of the RIC's total assets may be invested in securities of qualified publicly traded partnerships for the purpose of the RIC rules. For federal income tax purposes, a Fund will be taxable on its allocable share of an MLP's income regardless of whether the Fund receives any distribution from the MLP. Thus, a Fund may be required to sell other securities in order to satisfy the distributions requirements imposed upon RICs and to avoid federal income and excise taxes. Distributions from an MLP to a Fund will constitute a return of capital to the extent of the Fund's basis in the MLP. If a Fund's basis is reduced to zero, distributions will constitute capital gains for federal income tax purposes.

      Aston/River Road Dynamic Equity Income Fund may invest to a limited degree in royalty and income trusts. Distributions from such trusts will be treated as dividend income eligible under the 90% income test described above if the trust is treated as a corporation for U.S. federal income tax purposes. The Fund intends to invest only in royalty and income trusts treated as a corporation for U.S. income tax purposes.


      To the extent that a Fund qualifies for treatment as a regulated investment company, it will not be subject to federal income tax on income paid to shareholders in the form of dividends or capital gains distributions.

      A federal excise tax at the rate of 4% will be imposed on the excess, if any, of a Fund's "required distributions" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. The Funds intend to make distributions sufficient to avoid imposition of the excise tax. Distributions are declared by a Fund during October, November or December to shareholders of record during such month and paid by January 31 of the following year. Such distributions will be taxable in the year they are declared, rather than the year in which they are received.

      When a Fund writes a call or purchases a put option, an amount equal to the premium received or paid by it is included in the Fund's accounts as an asset and as an equivalent liability.

      In writing a call option, the amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has written expires on its stipulated expiration date, the Fund recognizes a short-term capital gain. If a Fund enters into a closing purchase transaction with respect to an option which the Fund has written, the Fund realizes a short-term gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

      The premium paid by a Fund for the purchase of a put option is recorded in the Fund's assets and liabilities as an investment and subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has purchased expires on the stipulated expiration date, the Fund realizes a short-term or long-term capital loss for federal income tax purposes in the amount of the cost of the option. If a Fund exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale which will be decreased by the premium originally paid.

      The amount of any realized gain or loss on closing out options on certain stock indices will result in a realized gain or loss for federal income tax purposes. Such options held by a Fund at the end of each fiscal year on a broad-based stock index will be required to be "marked-to-market" for federal income tax purposes. Sixty percent of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss ("60/40 gain or loss"). Certain options, futures contracts and options on futures contracts utilized by the Funds are "Section 1256 contracts." Any gains or losses on Section 1256 contracts held by a Fund at the end of each taxable year (and on October 31 of each year for purposes of the 4% excise tax) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as a 60/40 gain or loss.

      A Fund's transactions, if any, in forward contracts, options, futures contracts and hedged investments will be subject to special provisions of the Code that, among other things, may affect the character of gain and loss realized by a Fund (i.e., may affect whether gain or loss is ordinary or capital), accelerate recognition of income to a Fund, defer a Fund's losses, and affect whether capital gain and loss is characterized as long-term or short-term. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require a Fund to mark-to-market certain types of positions (i.e., treat them as if they were closed out), which may cause a Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. The Funds will monitor their transactions, make the appropriate tax elections, and make the appropriate entries in their books and records when they acquire any option, futures contract, forward contract, or hedged investment in order to mitigate the effect of these rules, prevent disqualification of the Fund as a regulated investment company, and minimize the imposition of income and excise taxes.

      Shareholders will be subject to federal income taxes on distributions made by the Funds whether received in cash or additional shares of the Funds. Distributions of net investment income (including any net short-term capital gain in excess of any long-term capital loss), other than "qualified dividend income," if any, will be taxable to shareholders as ordinary income. Distributions of "qualified dividend income," as such term is defined in Section 1(h)(11) of the Code (generally dividends received from U.S. domestic corporations and qualified foreign corporations), by a Fund to its noncorporate shareholders generally will be taxed at the federal income tax rates applicable to net capital gain, provided certain holding period and other requirements described below are satisfied. Distributions of net capital gain (the excess of net long-term capital gains over net short-term capital losses), if any, will be taxable to noncorporate shareholders at a maximum rate of 15%, without regard to how long a shareholder has held shares of a Fund. The 15% federal income tax rate on net capital gain will expire for taxable years beginning after 2008 and will be replaced by a maximum federal income tax rate on net capital gains of 20%. A loss on the sale of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares. Dividends paid by a Fund may qualify in part for the 70% dividends-received deduction available to corporate shareholders, provided that certain holding period and other requirements under the Code are satisfied. Generally, however, dividends received on stocks of foreign issuers that are held by a Fund are not eligible for the dividends received deduction when distributed to the Fund's shareholders.

      To be eligible for treatment as qualified dividend income, shareholders generally must hold their shares for more than 60 days during the 121-day period beginning 60 days before the ex-dividend date. In order for dividends received by a Fund's shareholder to be treated as qualified dividend income, a Fund must also meet holding period and other requirements with respect to such dividend paying stocks it owns. A dividend will not be treated as qualified dividend income at the Fund level if the dividend is received with respect to any share of stock held for fewer than 60 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 90 days during the 181-day period beginning 90 days before such date). In addition to the above holding period requirements, a dividend will not be treated as qualified dividend income (at either the Fund or shareholder level), (1) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (2) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (3) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception market in the United States) or (b) treated as a passive foreign investment company.

      The Funds will notify its shareholders each year of the amount and type of dividends and distributions.

PASSIVE FOREIGN INVESTMENT COMPANIES ("PFIC")

      If a Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, a foreign corporation is classified as a PFIC for a taxable year if at least 50% of its assets constitute certain investment-type assets or 75% or more of its gross income is certain investment-type income.

      Under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC stock. A Fund itself will be subject to U.S. federal income tax (including interest) on the portion, if any, of an excess distribution that is so allocated to prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC stock are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

      Rather than being taxed on the PFIC income as discussed above, a Fund may be eligible to elect alternative tax treatment. Under an election that currently is available in some circumstances, a Fund generally would be required to include its share of the PFIC's income and net capital gain annually, regardless of whether distributions are received from the PFIC in a given year. In addition, another election may be available that would involve marking to market a Fund's PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized. If this election were made, tax at the Fund level under the PFIC rules would generally be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges. A Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC shares.

      Because the application of the PFIC rules may affect, among other things, the character of gains and the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, and may subject a Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders and will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not invest in PFIC shares.

FOREIGN CURRENCY TRANSACTIONS

      Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liability denominated in a foreign currency and the time the Fund actually collects such receivable or pays such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain other instruments, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

FOREIGN TAXATION

      Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. In addition, the Investment Adviser intends to manage the Funds with the intention of minimizing foreign taxation in cases where it is deemed prudent to do so. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, such Fund will be eligible to elect to "pass through" to the Fund's shareholders the amount of eligible foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of foreign taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. federal income tax liability, subject to certain limitations. In particular, shareholders must hold their shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a gain dividend. These same holding period rules generally apply at the Fund level; thus a Fund that makes an election to pass through any foreign tax amounts must also hold the stock in such foreign corporations for such specified periods. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year.

      Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the electing Fund's income will flow through to shareholders of the Trust. With respect to such Funds, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. Foreign taxes generally are not deductible in computing alternative minimum taxable income.

TAX-EXEMPT FUND

      ABN AMRO Tax-Exempt Money Market Fund (the "Tax-Exempt Fund") intends to qualify to pay "exempt interest dividends" by satisfying the Code's requirement that at the close of each quarter of its taxable year at least 50 percent of the value of its total assets consists of obligations, the interest on which is exempt from federal income tax. So long as this and certain other requirements are met, dividends consisting of such Fund's net tax-exempt interest income will be exempt interest dividends, which are exempt from federal income tax in the hands of the shareholders of the Fund. As discussed below, receipt of certain exempt interest dividends may have alternative minimum tax consequences.

      Interest on indebtedness incurred by a shareholder in order to purchase or carry shares in the Tax-Exempt Fund is generally not deductible for federal income tax purposes to the extent that the Fund distributes exempt-interest dividends during the taxable year. If a shareholder receives exempt-interest dividends with respect to any share of these Funds and if such share is held by the shareholder for six months or less, then any loss on the sale or exchange of such share will be disallowed to the extent of the amount of exempt-interest dividends. In addition, the Code may require a shareholder who receives exempt-interest dividends to treat as taxable income a portion of certain social security and railroad retirement benefit payments. Furthermore, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by "private activity bonds" or certain industrial development bonds should consult their tax advisers before purchasing shares in the Tax-Exempt Fund. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of such bonds. Moreover, some or all of dividends received from the Tax-Exempt Fund may be a specific preference item, or a component of an adjustment item, for purposes of the federal individual and corporate alternative minimum taxes. The receipt of these exempt-interest dividends and distributions also may affect a foreign corporate shareholder's federal "branch profits" tax liability, and an S corporation shareholder's federal excess "passive investment income."

      Shareholders of the Tax-Exempt Fund should consult their tax advisers to determine whether any portion of the income dividends received from the Fund is considered tax exempt in their particular states. Issuers of bonds purchased by the Tax-Exempt Fund (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Shareholders should be aware that exempt-interest dividends may become subject to federal income taxation retroactively to the date of issuance of the bonds to which such dividends are attributable if such representations are determined to have been inaccurate or if the issuers (or the beneficiary) of the bonds fail to comply with certain covenants made at that time.

      Current federal income tax laws limit the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect on the ability of the Tax-Exempt Fund to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of "exempt interest dividends."

OTHER TAXES

      Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding the application of federal, foreign, state and local taxes to their particular situation.

      The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Funds, including the possibility that distributions may be subject to a 30% U.S. withholding tax (or a reduced rate of withholding provided by treaty). Recently enacted legislation, however, modifies the tax treatment of certain dividends paid by a Fund to non-U.S. investors. Effective for taxable years of a Fund beginning before January 1, 2008, a Fund will generally not be required to withhold tax on any amounts paid to a non-U.S. investor with respect to dividends attributable to "qualified short-term gain" (i.e., the excess of net short-term capital gain over net long-term capital loss) designated as such by a Fund and dividends attributable to certain U.S. source interest income that would not be subject to federal withholding tax if earned directly by a non-U.S. person, provided such amounts are properly designated by the Fund.

                            PERFORMANCE INFORMATION

      From time to time, the Trust may include general comparative information, such as statistical data regarding inflation, securities indices or the features or performance of alternative investments, in advertisements, sales literature and reports to shareholders. The Trust may also include calculations, such as hypothetical compounding examples or tax-free compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund. In addition, the Trust may include charts comparing various tax-free yields versus taxable yield equivalents at different income levels.

      From time to time, the yield and total return of a Fund may be quoted in advertisements, shareholder reports or other communications to shareholders.

                              FINANCIAL STATEMENTS


      The Funds' audited financial statements for the fiscal year ended October 31, 2005 (except for Aston Balanced Fund - Class I and Aston/ABN AMRO Mid Cap Growth Fund, which have not commenced operations during the period), including the report of Ernst & Young LLP, the Trust's independent registered public accounting firm and the unaudited Semi-Annual Report for the period ending April 30, 2006, are incorporated herein by reference to the Funds' Annual Report as filed with the SEC. The Funds' Annual and Semi-Annual Reports are available upon request and without charge.


                               OTHER INFORMATION

      The Prospectuses and this SAI do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Trust's Prospectuses. Certain portions of the Registration Statement have been omitted from the Prospectuses and this SAI pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

      Statements contained in the Prospectuses or in this SAI as to the contents of any contract or other document referred to are not necessarily complete. In each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this SAI forms a part. Each such statement is qualified in all respects by such reference.

                                   APPENDIX A

COMMERCIAL PAPER RATINGS

      A Standard & Poor's Ratings Services ("S&P") commercial paper rating is a current opinion of the creditworthiness of an obligor with respect to financial obligations having an original maturity of no more than 365 days. The following summarizes the rating categories used by S&P for commercial paper:

      "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

      "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

      "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

      "B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

      "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

      "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

      Moody's Investors Service, Inc. ("Moody's") commercial paper ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

      "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

      "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

      "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

      "Not Prime" - Issuers do not fall within any of the Prime rating categories.

      Fitch Ratings ("Fitch") short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

      "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

      "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

      "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

      "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

      "C" - Securities possess high default risk. This designation indicates a capacity for meeting financial commitments, which is solely reliant upon a sustained, favorable business and economic environment.

      "D" - Securities are in actual or imminent payment default.

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

      The following summarizes the ratings used by S&P for corporate and municipal debt:

      "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

      "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

      "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

      "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

      Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

      "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

      "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

      "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

      "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

      "C" - An obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

      "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

      - PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

      The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

      "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the "Aaa" securities.

      "A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

      "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      "Ba" - Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      "B" - Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      "Caa" - Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      "Ca" - Bonds represent obligations, which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      "C" - Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

      The following summarizes long-term ratings used by Fitch:

      "AAA" - Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

      "AA" - Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

      "A" - Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

      "BBB" - Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

      "BB" - Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

      "B" - Securities are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

      "CCC," "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

      "DDD," "DD" and "D" - Securities are in default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

      Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

MUNICIPAL NOTE RATINGS

      A S&P note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

      "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

      "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

      "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

      Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

      "MIG-1"/ "VMIG-1" - This designation denotes superior credit quality. Excellent protection afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

      "MIG-2"/ "VMIG-2" - This designation denotes strong credit quality. Margins of protection are ample although not so large as in the preceding group.

      "MIG-3"/ "VMIG-3" - This designation denotes acceptable credit. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

      "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.

      Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

                                   APPENDIX B

                 SUMMARY OF PROXY VOTING POLICIES AND PROCEDURES

Aston Funds
Aston Asset Management, LLC
ABN AMRO Asset Management, Inc.
McDonnell Investment Management LLC
MFS Institutional Advisors, Inc.
Montag & Caldwell, Inc.
Optimum Investment Advisors LP
River Road Asset Management, LLC
TAMRO Capital Partners LLC
Taplin, Canida & Habacht, Inc.
Veredus Asset Management LLC

[TO BE ADDED BY AMENDMENT]

                            PART C: OTHER INFORMATION

ITEM 23. EXHIBITS.

      (a)   (1)   Trust Instrument dated September 10, 1993 is incorporated
                  herein by reference to Post-Effective Amendment No. 8 to the Registration Statement as filed on April 16, 1996.

            (2) State of Delaware Certificate of Amendment to Certificate of Trust dated February 25, 1998 is incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

            (3) State of Delaware Certificate of Amendment to Certificate of Trust dated September 10, 2001 is incorporated by reference to Exhibit (a)(3) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

      (b)   (1)   By-Laws are incorporated by reference to Exhibit No. 2 of
                  Post-Effective Amendment No. 7 to the Registration Statement filed on February 22, 1996.

            (2) Amendment to By-Laws dated March 18, 1999 is incorporated by reference to Exhibit (b)(2) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

            (3) Amendment to By-Laws dated December 18, 2003 is incorporated by reference to Exhibit (b)(3) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

      (c)   Not applicable.

      (d)   (1)   Investment Advisory Agreements for Alleghany/Montag & Caldwell
                  Balanced, Alleghany/Montag & Caldwell Growth, Alleghany/TAMRO
                  Large Cap Value, Alleghany/Veredus Aggressive Growth,
                  Alleghany/TAMRO Small Cap and Alleghany/Veredus SciTech Funds, dated February 1, 2001, are incorporated by reference to Exhibit (d) of Post-Effective Amendment No. 30 to the
                  Registration Statement filed on June 1, 2001.

            (2) Investment Advisory Agreement dated May 11, 2001 by and between Alleghany Funds (currently known as ABN AMRO Funds) on behalf of Alleghany/Chicago Trust Growth & Income Fund and Chicago Capital Management, Inc. is incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

            (3) Investment Advisory Agreement dated May 11, 2001 by and between Alleghany Funds (currently known as ABN AMRO Funds) on behalf of Alleghany/Chicago Trust Talon Fund and Chicago Capital Management, Inc. is incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

            (4) Amendment No. 1 to Investment Advisory Agreement by and between ABN AMRO Funds on behalf of ABN AMRO Mid Cap Fund and ABN AMRO Asset

                  Management, Inc. is incorporated by reference to Exhibit
                  (d)(4) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

            (5) Investment Advisory Agreement dated May 11, 2001 by and between Alleghany Funds (currently known as ABN AMRO Funds) on behalf of Alleghany/Chicago Trust Balanced Fund and Chicago Capital Management, Inc. is incorporated by reference to Exhibit (d)(4) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

            (6) Investment Advisory Agreement dated May 11, 2001 by and between Alleghany Funds (currently known as ABN AMRO Funds) on behalf of Alleghany/Chicago Trust Bond Fund and Chicago Capital Management, Inc. is incorporated by reference to Exhibit (d)(5) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

            (7) Investment Advisory Agreement dated May 11, 2001 by and between Alleghany Funds (currently known as ABN AMRO Funds) on behalf of Alleghany/Chicago Trust Municipal Bond Fund and Chicago Capital Management, Inc. is incorporated by reference to Exhibit (d)(6) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

            (8) Investment Advisory Agreement dated May 11, 2001 by and between Alleghany Funds (currently known as ABN AMRO Funds) on behalf of Alleghany/Chicago Trust Money Market Fund and Chicago Capital Management, Inc. is incorporated by reference to Exhibit (d)(7) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

            (9) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Value Fund is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

            (10) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Growth Fund is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

            (11) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Real Estate Fund is incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

            (12) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Treasury Money Market Fund is incorporated herein by reference to Exhibit (d)(17) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

            (13) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Government Money Market Fund is incorporated herein by reference to Exhibit (d)(18) of Post-

                  Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

            (14) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Money Market Fund is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

            (15) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Tax-Exempt Money Market Fund is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

            (16) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Institutional Prime Money Market Fund is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

            (17) Investment Advisory Agreement for ABN AMRO/Veredus Select Growth Fund dated December 31, 2001 is incorporated by reference to Exhibit (d)(18) of Post-Effective Amendment No. 42 to the Registration Statement filed on June 17, 2002.

            (18) Investment Advisory Agreement for ABN AMRO Investment Grade Bond Fund is incorporated herein by reference to Exhibit
                  (d)(21) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

            (19) Amendment No. 1 to Investment Advisory Agreement for ABN AMRO Investment Grade Bond Fund is incorporated by reference to Exhibit (d)(23) of Post-Effective Amendment No. 56 to the Registration Statement filed on February 25, 2005.

            (20) Investment Advisory Agreement for ABN AMRO High Yield Bond Fund is incorporated herein by reference to Exhibit (d)(23) of Post-Effective Amendment No. 50 to the Registration Statement filed on December 30, 2003.

            (21) Investment Advisory Agreement for ABN AMRO/River Road Dynamic Equity Income Fund is incorporated herein by reference to Exhibit (d)(24) of Post-Effective Amendment No. 60 to the Registration Statement filed on August 18, 2005.

            (22) Investment Advisory Agreement for ABN AMRO/River Road Small Cap Value Fund is incorporated herein by reference to Exhibit
                  (d)(25) of Post-Effective Amendment No. 60 to the Registration Statement filed on August 18, 2005.

            (23) Investment Advisory Agreement for ABN AMRO Mid Cap Growth Fund is incorporated herein by reference to Exhibit (d)(26) of Post-Effective Amendment No. 61 to the Registration Statement filed on August 26, 2005.

            (24) Sub-Investment Advisory Agreement for ABN AMRO Value Fund between ABN AMRO Asset Management (USA) LLC and MFS Institutional Advisors, Inc. is incorporated herein by reference to Exhibit (d)(25) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

            (25) Sub-Investment Advisory Agreement between ABN AMRO Asset Management, Inc. and Optimum Investment Advisors LP, on behalf of ABN AMRO Mid Cap Fund, is incorporated by reference to Exhibit (d)(32) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

            (26) Investment Advisory Agreement dated _______, 2006 between the Trust and Aston Asset Management LLC to be filed by amendment.

            (27) Sub-Investment Advisory Agreement between Aston Asset Management LLC and ABN AMRO Asset Management, Inc. to be filed by amendment.

            (28) Sub-Investment Advisory Agreement between Aston Asset Management LLC and Montag & Caldwell, Inc. to be filed by amendment.

            (29) Sub-Investment Advisory Agreement between Aston Asset Management LLC and TAMRO Capital Partners LLC to be filed by amendment.

            (30) Sub-Investment Advisory Agreement between Aston Asset Management LLC and Veredus Asset Management LLC to be filed by amendment.

            (31) Sub-Investment Advisory Agreement between Aston Asset Management LLC and River Road Asset Management, LLC to be filed by amendment.

            (32) Sub-Investment Advisory Agreement between Aston Asset Management LLC and MFS Institutional Advisors, Inc. to be filed by amendment.

            (33) Sub-Investment Advisory Agreement between Aston Asset Management LLC and Optimum Investment Advisors LP to be filed by amendment.

            (34) Sub-Investment Advisory Agreement between Aston Asset Management LLC and McDonnell Investment Management, LLC to be filed by amendment.

            (35) Sub-Investment Advisory Agreement between Aston Asset Management LLC and Taplin, Canida & Habacht, Inc. to be filed by amendment.

      (e)   (1)   Distribution Agreement between ABN AMRO Funds and ABN AMRO
                  Distribution Services (USA), Inc. is incorporated herein by reference to Exhibit(e)(1) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

            (2) Amended Schedule A to the Distribution Agreement between ABN AMRO Funds and ABN AMRO Distribution Services (USA), Inc. is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

            (3) Amendment No. 1 to Distribution Services Agreement is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

            (4) Amendment No. 2 to Distribution Services Agreement is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

            (5) Amendment No. 3 to Distribution Services Agreement is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

            (6) Revised Schedule A to the Distribution Agreement is incorporated by reference to Exhibit (e)(6) of Post-Effective Amendment No. 60 to the Registration Statement filed on August 18, 2005.

            (7) Revised Schedule A to the Distribution Agreement is incorporated by reference to Exhibit (e)(7) of Post-Effective Amendment No. 60 to the Registration Statement filed on August 18, 2005.

            (8) Form of Selling/Services Agreement for ABN AMRO Funds is incorporated herein by reference to Exhibit (e)(8) of Post-Effective Amendment No. 66 to the Registration Statement filed on June 29, 2006.

      (f)   Not applicable.

      (g)   (1)   Custodian Services Agreement dated May 5, 2003 by and between
                  PFPC Trust Company and ABN AMRO Funds is incorporated by reference to Exhibit (g)(9) of Post-Effective Amendment No. 49 as filed on June 30, 2003.

            (2) Amendment to the Custodian Services Agreement is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 58 to the Registration Statement as filed on June 23, 2005.

            (3) Revised Exhibit A to the Custodian Services Agreement is incorporated by reference to Exhibit (g)(3) of Post-Effective Amendment No. 60 to the Registration Statement filed on August 18, 2005.

      (h)   (1)   Transfer Agency Services Agreement between Alleghany Funds
                  (currently known as ABN AMRO Funds) and PFPC, Inc., dated
                  April 1, 2000, is incorporated herein by reference to Exhibit
                  (h)(1) of Post-Effective Amendment No. 22 to the Registration
                  Statement as filed on June 30, 2000.

            (2) Amendment No. 1 to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

            (3) Amendment No. 2 to the Transfer Agency Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement as filed on March 1, 2001.

            (4) Amendment No. 3 to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

            (5) Amendment No. 4 to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

            (6) Amendment No. 5 to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(6) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

            (7) Amendment No. 6 to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(7) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

            (8) Revised Exhibit A to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(8) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

            (9) Compliance Support Services Amendment to Transfer Agency Services Agreement is incorporated herein by reference as Exhibit (h)(9) of Post-Effective Amendment No. 55 to the Registration Statement filed on December 29, 2004.

            (10) Anti-Money Laundering and Privacy Amendment to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(9) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

            (11) Customer Identification Services Amendment to Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(10) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

            (12) Amendment to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(12) to Post-Effective Amendment No. 58 to the Registration Statement as filed on June 23, 2005.

            (13) Revised Exhibit A to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(13) of Post-Effective Amendment No. 60 to the Registration Statement filed on August 18, 2005.

            (14) Form of Amendment to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(14) of Post-Effective Amendment No. 66 to the Registration Statement filed on June 29, 2006.

            (15) Administration Agreement between Alleghany Funds (currently known as ABN AMRO Funds) and Alleghany Investment Services, Inc. dated June 7, 1999, is incorporated herein by reference to Exhibit (h) of Post-Effective Amendment No. 17 to the Registration Statement as filed on June 28, 1999.

            (16) Amendment No. 1 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

            (17) Amendment No. 2 to the Administration Agreement is incorporated herein by reference to Exhibit (h) of Post Effective amendment No. 24 to the Registration Statement as filed on December 29, 2000.

            (18) Amendment No. 3 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(9) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

            (19) Amendment No. 4 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(10) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

            (20) Amendment No. 5 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(13) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

            (21) Amendment No. 6 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(14) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

            (22) Amendment No. 7 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(15) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

            (23) Amendment No. 8 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(19) of Post-Effective Amendment No. 50 to the Registration Statement filed on December 30, 2003.

            (24) Amendment No. 9 to the Administration Agreement is incorporated by reference to Exhibit (h)(20) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

            (25) Amendment No. 10 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(24) of Post-Effective Amendment No. 58 to the Registration Statement filed on June 23, 2005.

            (26) Revised Schedule "C" to the Administration Agreement is incorporated by reference to Exhibit (h)(25) of Post-Effective Amendment No. 60 to the Registration Statement filed on August 18, 2005.

            (27) Sub-Administration and Accounting Services Agreement between Alleghany Investment Services Inc. and PFPC Inc., dated April 1, 2000, is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

            (28) Amendment No. 1 to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

            (29) Amendment No. 2 to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement as filed on March 1, 2001.

            (30) Amendment No. 3 to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit
                  (h)(24) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

            (31) Amendment No. 4 to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit
                  (h)(25) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

            (32) Amendment No. 5 to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit
                  (h)(26) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

            (33) Amendment No. 6 to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit
                  (h)(27) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

            (34) Revised Exhibit A to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit
                  (h)(28) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

            (35) Amendment to Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(29) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

            (36) Amendment to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit
                  (h)(35) of Post-Effective Amendment No. 58 to the Registration Statement filed on June 23, 2005.

            (37) Revised Exhibit A to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit
                  (h)(36) of Post-Effective Amendment No. 60 to the Registration Statement filed on August 18, 2005.

      (i) Opinion of Vedder, Price, Kaufman & Kammholz, P.C. to be filed by amendment.

      (j)   Consent of Ernst & Young LLP to be filed by amendment.

      (k)   Not applicable.

      (l)   Not applicable.

      (m)   (1)   Distribution and Services Plan pursuant to Rule 12b-1 is
                  incorporated by reference to Exhibit (m)(1) to Post-Effective
                  Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

            (2) Amended Schedule A to Distribution and Services Plan pursuant to Rule 12b-1 is incorporated herein by reference to Exhibit
                  (m)(2) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

            (3) Distribution and Services Plan dated June 21, 2001, and amended December 20, 2001 and March 21, 2002, pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(3) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.

            (4) Schedule A to Distribution and Services Plan pursuant to Rule 12b-1 dated June 21, 2001, as amended December 20, 2001, March 21, 2002, December 19, 2002, February 17, 2003, December 18,
                  2003, December 16, 2004 and June 16, 2005 is incorporated herein by reference to Exhibit (m)(4) of Post-Effective Amendment No. 58 to the Registration Statement filed on June 23, 2005.

            (5) Distribution and Services Plan dated June 20, 2002, pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(4) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.

            (6) Amended and Restated Distribution and Services Plan pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(2) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

            (7) Shareholder Servicing Agent Agreement for Class S and Class YS Shares is incorporated by reference to Exhibit (m)(3) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

            (8) Shareholder Service Plan for Class S and Class YS Shares is incorporated by reference to Exhibit (m)(4) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

            (9) Amended and Restated Shareholder Service Plan ABN AMRO Funds Class S, Class C and Class YS Shares is incorporated by reference to Exhibit (m)(8) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.

            (10) Shareholder Servicing Agent Agreement ABN AMRO Funds Class S, Class C and Class YS Shares is incorporated by reference to Exhibit (m)(9) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.

            (11) Amended and Restated Distribution and Plan pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(10) of Post-Effective Amendment No. 45 to the Registration Statement filed on October 28, 2002.

      (n)   (1)   18f-3 plan is incorporated by reference to Exhibit (n) to
                  Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

            (2) Amended Schedule A to 18f-3 Plan is incorporated herein by reference to Exhibit (n)(2) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

            (3) Amended Schedule A to 18f-3 Plan is incorporated by reference to Exhibit (n)(3) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.

            (4) Amended Multiple Class Plan Pursuant to Rule 18f-3 is incorporated by reference to Exhibit (n)(4) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.

            (5) Amended Multiple Class Plan pursuant to Rule 18f-3 is incorporated by reference to Exhibit (n)(5) of Post-Effective Amendment No. 45 to the Registration Statement filed on October 28, 2002.

            (6) Amended Schedule A to 18f-3 Plan is incorporated by reference to Exhibit (n)(6) of Post-Effective Amendment No. 48 to the Registration Statement filed on April 11, 2003.

            (7) Amended Schedule A to 18f-3 Plan is incorporated by reference to Exhibit (n)(7) to Post-Effective Amendment No. 54 to the Registration Statement as filed on October 22, 2004.

            (8) Amended Schedule A to 18f-3 Plan is incorporated herein by reference to Exhibit (n)(8) to Post-Effective Amendment No. 58 to the Registration Statement filed on June 23, 2005.

            (9) Amended Schedule A to 18f-3 Plan is incorporated herein by reference to Exhibit (n)(9) to Post-Effective Amendment No. 65 to the Registration Statement filed on April 28, 2006.

      (o)   (1)   Power of Attorney dated December 15, 2005 is incorporated
                  herein by reference to Exhibit (o)(1) to Post-Effective
                  Amendment No. 63 to the Registration Statement filed on
                  December 30, 2005.

      (p)   (1)   Code of Ethics of Veredus Asset Management LLC is incorporated herein by reference to Exhibit (p)(1) to Post-Effective
                  Amendment No. 58 to the Registration Statement filed on June
                  23, 2005.

            (2) Amended Code of Ethics of ABN AMRO Funds is incorporated herein by reference to Exhibit (p)(2) to Post-Effective Amendment No. 58 to the Registration Statement filed on June 23, 2005.

            (3) Codes of Ethics of ABN AMRO Asset Management (USA) LLC, TAMRO Capital Partners LLC, Chicago Capital Management, Inc., The Chicago Trust Company and ABN AMRO Investment Fund Services, Inc. are incorporated herein by reference to Exhibit (p)(3) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

            (4) Codes of Ethics of ABN AMRO Global Asset Management Directorate, ABN AMRO Global Asset Management Directorate - Netherlands and ABN AMRO Asset Management S.A. (Brazil) are incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

            (5) MFS Investment Management Code of Ethics is incorporated herein by reference to Exhibit (p)(5) of Post-Effective Amendment No. 58 to the Registration Statement filed on June 23, 2005.

            (6) Code of Ethics and Standards of Practice of Montag & Caldwell, Inc. is incorporated herein by reference to Exhibit (p)(6) of Post-Effective Amendment No. 58 to the Registration Statement filed on June 23, 2005.

            (7) Amended Code of Ethics of ABN AMRO Asset Management (The Netherlands) is incorporated herein by reference to Exhibit
                  (p)(9) of Post-Effective Amendment No. 48 to the Registration Statement filed on April 11, 2003.

            (8) Amended Code of Ethics of ABN AMRO Asset Management, Inc., ABN AMRO Asset Management (USA) LLC, ABN AMRO Investment Trust Company, TAMRO Capital Partners LLC and ABN AMRO Investment Fund Services Inc. is incorporated herein by reference to Exhibit (p)(8) to Post-Effective Amendment No. 63 to the Registration Statement filed on December 30, 2005.

            (9) Amended Code of Ethics of Optimum Investment Advisors is incorporated herein by reference to Exhibit (p)(11) of Post-Effective Amendment No. 55 to the Registration Statement filed on December 29, 2004.

            (10) Code of Ethics of River Road Asset Management, LLC is incorporated herein by reference to Exhibit (p)(11) of Post-Effective Amendment No. 58 to the Registration Statement filed on June 23, 2005.

            (11) Code of Ethics of Aston Asset Management LLC to be filed by amendment.

            (12) Code of Ethics of McDonnell Investment Management, LLC to be filed by amendment.

            (13) Code of Ethics of Taplin, Canida & Habacht, Inc. to be filed by amendment.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

      None.

ITEM 25. INDEMNIFICATION.

      Section 10.2 of the Registrant's Trust Instrument provides as follows:

      10.2 Indemnification. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 10.2, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

      The Trust shall indemnify officers, and shall have the power to indemnify representatives and employees of the Trust, to the same extent that Trustees are entitled to indemnification pursuant to this Section 10.2.

      Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

      Section 10.3 of the Registrant's Trust Instrument, also provides for the indemnification of shareholders of the Registrant. Section 10.3 states as follows:

      10.3 Shareholders. In case any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

In addition, the Registrant currently has a trustees' and officers' liability policy covering certain types of errors and omissions.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF ADVISERS AND SUB-ADVISERS.

A.    ASTON ASSET MANAGEMENT LLC

      Aston Asset Management LLC ("Aston") is a registered investment adviser providing investment management services to the Registrant.

      The directors and officers of Aston are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

      The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of Aston during the past two years is incorporated by reference to Form ADV filed by Aston pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-66837).

            NAME                               PRINCIPAL OCCUPATION
            ----                               --------------------
Stuart D. Bilton                     Chairman and Chief Executive Officer

Kenneth C. Anderson                  President

Gerald F. Dillenburg                 Chief Financial Officer and Chief Compliance Officer

Michael Mayhew                       Managing Director

B.    ABN AMRO ASSET MANAGEMENT, INC.

      ABN AMRO Asset Management, Inc. ("AAAM, Inc.") is a member of the ABN AMRO group of companies and is a registered investment adviser providing investment management services to the Registrant.

      The directors and officers of AAAM, Inc. are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

      The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of AAAM, Inc. during the past two years is incorporated by reference to Form ADV filed by AAAM, Inc. pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-57498).

                         ABN AMRO ASSET MANAGEMENT, INC.

    NAME AND POSITION WITH
      INVESTMENT ADVISER                             NAME OF OTHER COMPANY                        CONNECTION WITH OTHER COMPANY
      ------------------                             ---------------------                        -----------------------------
Robert Antognoli                ABN AMRO Investment Trust Company                            Vice President
Managing Director               LaSalle Bank N.A.                                            Senior Vice President

Heather Birmingham
Vice President,
Compliance Officer

Nancy Holland                   ABN AMRO Asset Management Holdings, Inc.                     President
Interim President and CEO       ABN AMRO Investment Fund Services, Inc.                      Board Member
                                ABN AMRO Investment Trust Company                            President

Constance Christian
Assistant Vice President

Richard Drake                   ABN AMRO Investment Trust Company                            Vice President
Senior Managing Director        LaSalle Bank N.A.                                            Senior Vice President

Martin Eisenberg                ABN AMRO Asset Management Holdings, Inc.                     Vice President
Vice President                  ABN AMRO Trust Services Company                              Vice President
                                ABN AMRO Investment Fund Services, Inc.                      Vice President
                                AANAH Holding LLC                                            Treasurer & Vice President
                                AANAH Holding LLC II                                         Treasurer & Vice President
                                AANAH Holding LLC III                                        Treasurer & Vice President
                                ABN AMRO Advisory, Inc.                                      Vice President
                                ABN AMRO Associates Corp.                                    Vice President
                                ABN AMRO Capital (USA) Inc.                                  Vice President
                                ABN AMRO Capital Funding LLC I                               Vice President
                                ABN AMRO Capital Funding LLC II                              Vice President
                                ABN AMRO Clearing and Management Services, Inc.              Vice President
                                ABN AMRO Commodity Finance, Inc.                             Vice President
                                ABN AMRO Financial Services, Inc.                            Vice President
                                ABN AMRO Fund Services, Inc.                                 Vice President
                                ABN AMRO Funding Corporation                                 Vice President
                                ABN AMRO Incorporated                                        Vice President

    NAME AND POSITION WITH
      INVESTMENT ADVISER                             NAME OF OTHER COMPANY                        CONNECTION WITH OTHER COMPANY
      ------------------                             ---------------------                        -----------------------------
                                ABN AMRO Leasing, Inc.                                       Vice President
                                ABN AMRO Mezzanine Management I, Inc.                        Vice President
                                ABN AMRO Mezzanine Management II, Inc.                       Vice President
                                ABN AMRO Mortgage Brokerage Group, Inc.                      Vice President
                                ABN AMRO Mortgage Corporation                                Vice President
                                ABN AMRO Mortgage Group, Inc.                                Vice President
                                ABN AMRO North America Capital Funding LLC I                 Director, Manager and Vice President
                                ABN AMRO North America Capital Funding LLC II                Director, Manager and Vice President
                                ABN AMRO North America Capital Funding Trust I               Trustee
                                ABN AMRO North America Capital Funding Trust II              Trustee
                                ABN AMRO North America Finance, Inc.                         Vice President
                                ABN AMRO North America Holding Capital Funding LLC I         Director, Manager, Treasurer and VP
                                ABN AMRO North America Holding Capital Funding LLC II        Director, Manager, Treasurer and VP
                                ABN AMRO North America Holding Capital Funding LLC IIII      Director, Manager, Treasurer and VP
                                ABN AMRO North America Holding Capital Funding LLC IV        Director, Manager, Treasurer and VP
                                ABN AMRO North America Holding Capital Funding LLC IX        Director, Manager, Treasurer and VP
                                ABN AMRO North America Holding Capital Funding LLC V         Director, Manager, Treasurer and VP
                                ABN AMRO North America Holding Capital Funding LLC VI        Director, Manager, Treasurer and VP
                                ABN AMRO North America Holding Capital Funding LLC VII       Director, Manager, Treasurer and VP
                                ABN AMRO North America Holding Capital Funding LLC VIII      Director, Manager, Treasurer and VP
                                ABN AMRO North America Holding Capital Funding LLC X         Director, Manager, Treasurer and VP
                                ABN AMRO North America Holding Capital Funding LLC XI        Director, Manager, Treasurer and VP
                                ABN AMRO North America Holding Capital Funding LLC XII       Director, Manager, Treasurer and VP
                                ABN AMRO North America Holding Capital Funding LLC XIII      Director, Manager, Treasurer and VP
                                ABN AMRO North America Holding Capital Funding LLC XIV       Director, Manager, Treasurer and VP
                                ABN AMRO North America Holding Capital Funding LLC XIX       Director, Manager, Treasurer and VP
                                ABN AMRO North America Holding Capital Funding LLC XV        Director, Manager, Treasurer and VP
                                ABN AMRO North America Holding Capital Funding LLC XVI       Director, Manager, Treasurer and VP
                                ABN AMRO North America Holding Capital Funding LLC XVII      Director, Manager, Treasurer and VP
                                ABN AMRO North America Holding Capital Funding LLC XVIII     Director, Manager, Treasurer and VP
                                ABN AMRO North America Holding Company                       Vice President
                                ABN AMRO North America Holding Preferred Exchange LLC        Manager, Treasurer and Vice President
                                ABN AMRO North America Holding Preferred Exchange LLC II     Manager, Treasurer and Vice President
                                ABN AMRO North America Holding Preferred Exchange LLC III    Manager, Treasurer and Vice President
                                ABN AMRO North America Holding Preferred Holding LLC         Manager, Treasurer and Vice President
                                ABN AMRO North America Holding Preferred Holding LLC II      Manager, Treasurer and Vice President
                                ABN AMRO North America Holding Preferred Holding LLC III     Manager, Treasurer and Vice President
                                ABN AMRO North America Preferred Exchange LLC I              Manager
                                ABN AMRO North America Preferred Exchange LLC II             Manager
                                AANA Preferred Funding Trust I                               Trustee
                                AANA Preferred Funding Trust II                              Trustee
                                ABN AMRO North America Preferred Holding LLC I               Manager
                                ABN AMRO North America Preferred Holding LLC II              Manager
                                ABN AMRO North America, Inc.                                 Group Senior Vice President
                                ABN AMRO Preferred Capital Trust I                           Vice President
                                ABN AMRO CCC Private Equity Investments, Inc.                Vice President
                                ABN AMRO Retail Group LLC                                    Vice President
                                ABN AMRO Services Company, Inc.                              Vice President
                                ABN AMRO Investment Trust Company                            Vice President
                                ABN AMRO WCS Holding Company                                 Vice President
                                ABN AMRO Wholesale Holding, Inc.                             Vice President
                                Cairo Procurement Services LLC                               Manager and Vice President
                                Chicago Capital Management, Inc.                             Vice President
                                CNBC Development Corporation                                 Vice President
                                CNBC Leasing Corporation                                     Vice President
                                DBI Holdings, Inc.                                           Vice President
                                ENB Realty Company, Inc.                                     Vice President
                                Eureka Service Corporation                                   Vice President
                                Lakeside Drive LLC                                           Vice President
                                LaSalle Bank National Association                            Vice President
                                LaSalle Business Credit, Inc.                                Vice President
                                LaSalle Community Development Corporation                    Vice President
                                LaSalle Distributors, Inc.                                   Vice President
                                LaSalle Funding L.L.C.                                       Vice President
                                LaSalle National Leasing Corporation                         Vice President
                                LaSalle Street Capital, Inc.                                 Vice President
                                LaSalle Trade Services Corporation                           Vice President

    NAME AND POSITION WITH
      INVESTMENT ADVISER                             NAME OF OTHER COMPANY                        CONNECTION WITH OTHER COMPANY
      ------------------                             ---------------------                        -----------------------------
                                LaSalle Trade Services Limited                               Vice President
                                Lease Plan Illinois, Inc.                                    Vice President
                                Lease Plan North America, Inc.                               Vice President
                                Netherlands Trading Society East, Inc.                       Vice President
                                Portal Funds, Inc.                                           Vice President
                                Rob-Wal Investment Co.                                       Vice President
                                Stan Fed Proprietary Investment Company I                    Vice President
                                Stan Fed Proprietary Investment Company II                   Vice President
                                Standard Federal Bank Community Development Corporation      Vice President
                                Standard Federal Bank National Association                   Vice President
                                Standard Federal International LLC                           Vice President
                                Standard Financial Corporation                               Vice President
                                Sutton Park LLC                                              Vice President

Peter Fasone
Vice President

John Finley                     LaSalle Bank N.A.                                            Vice President
Vice President

William Finley                  ABN AMRO Investment Trust Company                            Vice President
Senior Managing Director        LaSalle Bank N.A.                                             Group Senior Vice President

Anthony Ford
Vice President

Thomas Forsha                   ABN AMRO Investment Trust Company                            Assistant Vice President
Assistant Vice President        LaSalle Bank N.A.                                            Assistant Vice President

Michael Gasparac
Vice President

Rebecca Garces
Vice President

Steven Haldi                    LaSalle Bank N.A.                                            Vice President
Managing Director

Nancy Holland
Managing Director

Kevin Kehres                    ABN AMRO Investment Trust Company                            Vice President
Managing Director               LaSalle Bank N.A.                                            Vice President

Timothy Kelly
Assistant Vice President

Thomas Kmiotek
Vice President

Timothy Kroll
Assistant Vice President

Todd W. Larson                  LaSalle Bank N.A.                                            Assistant Vice President
Assistant Vice President

Scott Marinko
Managing Director

Bernard F. Myszkowski           ABN AMRO Investment Trust Company                            Chief Equity Officer
Executive Vice President
and Managing Director

    NAME AND POSITION WITH
      INVESTMENT ADVISER                             NAME OF OTHER COMPANY                        CONNECTION WITH OTHER COMPANY
      ------------------                             ---------------------                        -----------------------------
Seymour A. Newman               ABN AMRO Asset Management Holdings, Inc.                     EVP, CFO, Treasurer and Secretary
Director, EVP, CFO,             ABN AMRO Investment Fund Services, Inc.                      Director, EVP, CFO, Treasurer and
Treasurer and Secretary                                                                      Secretary
                                ABN AMRO Investment Trust Company                            EVP, CFO, Director and Secretary
                                TAMRO Capital Partners LLC                                   EVP, CFO, Treasurer and Secretary
Joseph Pavnica
Assistant Vice President

Simon Reeves                    LaSalle Bank N.A.                                            Vice President
Managing Director

Robert Romanik
Investment Officer

Marcia Roth
Assistant Vice President

George Rudawski
Investment Officer

Randall Rynearson
Vice President

Timothy Scanlan                 ABN AMRO Investment Trust Company                            Vice President
Vice President                  ABN AMRO Distribution Services (USA) Inc.                    Registered Representative

Fred Senft Jr.
Managing Director

Timothy Sheehan                 LaSalle Bank N.A.                                            Officer
Officer

Steven Sherman
Assistant Vice President

Kevin Silverman
Vice President

Steven Smart-O'Connor
Vice President

Gregg Smolenski                 ABN AMRO Distribution Services (USA) Inc.                    Registered Representative
Senior Vice President

Carla V. Straeten
Director, Executive Vice
President and Director
of Marketing/Client
Service

Edward Thommes                  ABN AMRO Asset Management Holdings, Inc.                     Vice President
Vice President

Charles Ullerich
Vice President

Kristine Victory
Assistant Vice President

Ann Weis                        ABN AMRO Asset Management Holdings, Inc.                     Vice President, Assistant Secretary
Assistant Secretary             ABN AMRO Investment Fund Services, Inc.                      Assistant Secretary
                                ABN AMRO Investment Trust Company                            Assistant Secretary
                                TAMRO Capital Partners LLC                                   Assistant Secretary

    NAME AND POSITION WITH
      INVESTMENT ADVISER                             NAME OF OTHER COMPANY                        CONNECTION WITH OTHER COMPANY
      ------------------                             ---------------------                        -----------------------------
Paul Wojtyla                    ABN AMRO Investment Trust Company                            Assistant Vice President
Assistant Vice President        TAMRO Capital Partners LLC                                   Assistant Vice President
                                LaSalle Bank N.A.                                            Assistant Vice President
                                ABN AMRO Distribution Services (USA) Inc.                    Registered Representative

Todd J. Youngberg, CFA
Managing Director

C.    MONTAG & CALDWELL, INC.

      Montag & Caldwell, Inc. ("Montag & Caldwell") is a registered investment adviser providing investment management services to the Registrant. Montag & Caldwell is a member of the ABN AMRO group of companies.

      Montag & Caldwell's sole business is managing assets primarily for employee benefit, endowment, charitable, and other institutional clients, as well as high net worth individuals. Montag & Caldwell is a registered investment adviser providing investment management services to the Registrant.

      The directors and officers of Montag & Caldwell are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

      The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of the Montag & Caldwell during the past two years is incorporated by reference to Form ADV filed by Montag & Caldwell pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-15398).

            NAME                              TITLE/POSITION
            ----                              --------------
Sandra M. Barker                    Vice President
Janet B. Bunch                      Executive Vice President
Debra Bunde Reams                   Vice President
Ronald E. Canakaris                 Chairman, President, Chief Investment Officer
Carol K. Burns                      Vice President
Jane R. Davenport                   Vice President
James L. Deming                     Vice President
Helen M. Donahue                    Vice President
Marcia C. Dubs                      Vice President
Katherine E. Ryan                   Assistant Vice President
Dean C. Christians                  Assistant Vice President
Kurt T. Momad                       Vice President
George Northrop                     Vice President
Mark C. Hayes                       Vice President
Lana M. Jordan                      Senior Vice President
Andrew W. Jung                      Vice President
Rebecca M. Keister                  Executive Vice President, Secretary, CEO
William E. Long III                 Vice President
Charles E. Markwalter               Vice President
Grover C. Maxwell III               Executive Vice President
Michael A. Nadal                    Vice President
Solon P. Patterson                  Director
Carla T. Phillips                   Vice President
Brian W. Stahl                      Vice President, Treasurer, Assistant Secretary
M. Scott Thompson                   Vice President

Debbie J. Thomas                    Vice President
David L. Watson                     Vice President
William A. Vogel                    Executive Vice President, CEO
John S. Whitney, III                Vice President
Brion D. Friedman                   Vice President
Charles J. Hagood                   Vice President
Martin L. Eisenberg                 Vice President
James M. Francis, IV                Assistant Vice President
Huibert Boumeester                  Director
Albert P. Schouws                   Director
Sarah Russell                       Director

D.    VEREDUS ASSET MANAGEMENT LLC

      Veredus Asset Management LLC ("Veredus") is a registered investment adviser providing investment management services to the Registrant. Veredus is a member of the ABN AMRO group of companies.

      The directors and officers of Veredus are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

      The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of Veredus during the past two years is incorporated by reference to Form ADV filed by Veredus pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-55565).

            NAME                        TITLE/POSITION
            ----                        --------------
Kenneth C. Anderson             Director                                      ABN AMRO Funds, President and Chief
                                                                              Executive Officer; ABN AMRO Investment
                                                                              Fund Services, Inc., President and Chief
                                                                              Executive Officer

Stuart D. Bilton                Director                                      Vice Chairman, ABN AMRO Asset Holdings,
                                                                              Inc.; Chairman and Director, ABN AMRO
                                                                              Funds; Director, Veredus Asset Management;
                                                                              Director, River Road Asset Management LLC;
                                                                              Director, Baldwin & Lyons Chief Executive
                                                                              Officer, Blairlogie International LLC;
                                                                              Trustee, Alleghany Foundation; Manager,
                                                                              TAMRO Capital Partners LLC
James R. Jenkins                Director, Vice President and Chief
                                Compliance and Operating Officer.

Charles P. McCurdy, Jr.         Director; Executive Vice President and        Vice President, Portfolio Manager
                                Portfolio Manager Charles F. Mercer, Jr.

John S. Poole                   Vice President of Business Development

B. Anthony Weber                Director, President and Chief Investment
                                Officer

Michael Johnson                 Director of Research

E.    TAMRO CAPITAL PARTNERS LLC

      TAMRO Capital Partners, LLC ("TAMRO") is a registered investment adviser providing investment management services to the Registrant. TAMRO is a subsidiary of ABN AMRO North America Newco, Inc.

      The directors and officers of TAMRO are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

      The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of TAMRO during the past two years is incorporated by reference to Form ADV filed by TAMRO pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-58056).

           NAME                     TITLE/POSITION
           ----                     --------------
Philip D. Tasho             President and Chief Investment
                            Officer

Kathleen B. Neumann         Chief Operating Officer

Danna Maller Rocque         Director of Marketing

Stuart Bilton               Director                            ABN AMRO Asset Management, Inc., Director
                                                                ABN AMRO Bank N.V., Managing Director
                                                                ABN AMRO Asset Management Holdings, Inc., Chairman
                                                                ABN AMRO Trust Services Company, Director
                                                                ABN AMRO Investment Fund Services, Inc., Manager of the Board of
                                                                Managers
                                                                Veredus Asset Management LLC, Manager of the Board of Managers
                                                                Baldwin and Lyons, Inc., Director
                                                                UICI, Inc., Director
                                                                River Road Asset Management, Member of the Board of Managers

Seymour Newman              Director                            ABN AMRO Asset Management, Inc., Director, EVP, CFO Treasurer and
                                                                Secretary
                                                                ABN AMRO Asset Management Holdings, Inc., EVP, CFO, Treasurer and
                                                                Secretary
                                                                ABN AMRO Investment Fund Services, Inc., Director, EVP, CFO,
                                                                Treasurer and Secretary
                                                                ABN AMRO Trust Services Company, EVP, CFO, Director and Secretary

Kenneth C. Anderson         Director                            ABN AMRO Asset Management, Inc., Executive Vice President and
                                                                Managing Director
                                                                ABN AMRO Funds, President and Chief Executive Officer
                                                                ABN AMRO Investment Fund Services, Inc., President and Chief
                                                                Executive Officer

Elwood Weilage              Chief Compliance Officer and        ABN AMRO Asset Management, CCO, Senior Vice President and Director
                            Director of Compliance              River Road Asset Management, LLC, Member of the Board of Managers

F.    OPTIMUM INVESTMENT ADVISORS LP

      Optimum Investment Advisors LP ("Optimum") is a registered investment adviser providing investment management services to the Registrant.

      The directors and officers of Optimum are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

      The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of Optimum during the past two years is incorporated by reference to Form ADV filed by Optimum pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-35773).

                 NAME                    TITLE/POSITION WITH ADVISER
                 ----                    ---------------------------
Andrew Jackson Goodwin III           Chairman, Treasurer and Director

Henry Steel Bokhof, Jr.              Vice Chairman, Secretary & Director

Keith Francis Pirsoneault            President and Director

Thyra E Zerhusen                     Managing Director, Portfolio Manager

G.    MFS INSTITUTIONAL ADVISORS, INC.

      MFS Institutional Advisors ("MFS") is a registered investment adviser providing investment management services to the Registrant.

      The directors and officers of MFS are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

            NAME                        TITLE/POSITION
            ----                        --------------
Robert J. Manning              Director, Chairman of the Board and
                               Chief Investment Officer

Carol W. Geremia               President

Martin Beaulieu                Director

Jeremy Kream                   Secretary

Paul T. Kirwan                 Treasurer

Mitchell C. Freestone          Assistant Secretary

Brian T. Hourihan              Assistant Secretary

Thomas B. Hastings             Assistant Treasurer

John F. O'Connor               Senior Vice President

David J. Picher                Senior Vice President

Ethan D. Corey                 Assistant Secretary

Mark D. Kaplan                 Assistant Secretary

Suzanne Michaud                Assistant Secretary

Timothy F. Tierney             Tax Officer

Maria F. Dwyer                 Executive Vice President and Chief
                               Regulatory Officer

Michael H. Whitaker            Senior Vice President and Chief
                               Compliance Officer

H.    RIVER ROAD ASSET MANAGEMENT, LLC

      River Road Asset Management, LLC ("River Road") is an investment adviser providing investment management services to the Registrant.

      The directors and officers of River Road and any other business, profession, vocation or employment of a substantial nature that each director or officer has been engaged within the last two fiscal years is set forth below.

     NAME AND POSITION WITH INVESTMENT
                  ADVISER                                 NAME OF OTHER COMPANY                  CONNECTION WITH OTHER COMPANY
                  -------                                 ---------------------                  -----------------------------
James C. Shircliff                            Commonwealth SMC (SMC Capital, Inc.)        Executive Vice President, Portfolio
Chief Executive Officer and Member  of the                                                Manager and Director of Research from 1997
Board of Managers                                                                         to 2005

R. Andrew Beck                                Commonwealth SMC (SMC Capital, Inc.)        Senior Vice President, Portfolio Manager
President                                                                                 and Director of Business Development from
Member of the Board of  Managers                                                          1999 to 2005

Henry W. Sanders                              Commonwealth SMC                            Senior Vice President and Portfolio
Senior Portfolio Manager                                                                  Manager from 2002 to 2005
Member of the Board of Managers

Thomas D. Mueller                             Citizens Security Life Insurance            Senior Vice President from 2003 to 2005
Chief Operations Officer and
Chief Director of Compliance

                                              Commonwealth SMC (SMC Capital, Inc.)        Senior Vice President, Manager of
                                                                                          Operations from 1999 to 2003

Stuart Bilton                                 ABN AMRO Asset Management, Inc.             Director
Member of the Board of Managers               ABN AMRO Bank N.V.                          Managing Director
                                              ABN AMRO Asset Management Holdings, Inc.    Chairman
                                              ABN AMRO Trust Services Company             Director
                                              ABN AMRO Investment Fund Services, Inc.     Manager of the Board of Managers
                                              Veredus Asset Management LLC                Manager of the Board of Managers
                                              Baldwin and Lyons, Inc.                     Director
                                              UICI, Inc.                                  Director
                                              TAMRO Capital Partners LLC                  Manager of the Board of Managers

Elwood Weilage                                ABN AMRO Asset Management                   CCO, Senior Vice President and Director
Member of the Board of Managers               TAMRO Capital Partners, LLC                 Chief Compliance Officer and Director of
                                                                                          Compliance

I.    MCDONNELL INVESTMENT MANAGEMENT, LLC

      McDonnell Investment Management, LLC ("McDonnell") is a registered investment adviser providing investment management services to the Registrant.

      The directors and officers of McDonnell are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

      The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of McDonnell during the past two years is incorporated by reference to Form ADV filed by McDonnell pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-60399).

              NAME                         PRINCIPAL OCCUPATION
              ----                         --------------------
Dennis J. McDonnell               Chairman and Executive Managing Director, McDonnell

Edward A. Treichel                President and CEO, McDonnell

John M. McCareins                 Executive Managing Director and Chief Marketing
                                  Officer, McDonnell

Michael P. Kamradt                Executive Managing Director and Chief Investment
                                  Officer, McDonnell

James J. Boyne                    Executive Managing Director, COO and General Counsel,
                                  McDonnell

J.    TAPLIN, CANIDA & HABACHT, INC.

      Taplin, Canida & Habacht, Inc. ("Taplin") is a registered investment adviser providing investment management services to the Registrant.

      The directors and officers of Taplin are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

      The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of Taplin during the past two years is incorporated by reference to Form ADV filed by Taplin pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-24433).

              NAME                         PRINCIPAL OCCUPATION
              ----                         --------------------
Tere Alvarez Canida                President, Director and Chief Compliance Officer, Taplin

Alan Marc Habacht                  Vice President and Director, Taplin

William James Canida               Vice President, Director, Secretary and Treasurer, Taplin

Victoria Tanasescu                 Director, Taplin

ITEM 27. PRINCIPAL UNDERWRITER.

      (a) ABN AMRO Distribution Services (USA) Inc. (the "Distributor"), acts as distributor for ABN AMRO Funds pursuant to a Distribution Agreement dated September 27, 2001.

      (b) The information required by this Item 27(b) with respect to each director, officer, or partner of ABN AMRO Distributors (USA) Inc. is incorporated by reference to Schedule A of Form BD filed by ABN AMRO Distributors (USA) Inc. with the Securities and Exchange Commission pursuant to the Securities Act of 1934.

      (c)   Not applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

      All records described in Section 31(a) of the 1940 Act and the rules promulgated thereunder, are maintained at the following locations:

ADVISERS

Aston Asset Management LLC, 161 N. Clark Street, 12th floor, Chicago, Illinois 60601

ABN AMRO Asset Management, Inc., 161 North Clark Street, Chicago, IL 60601

SUB-ADVISERS

Optimum Investment Advisors LP, 100 South Wacker Drive, Chicago, IL 60606.

MFS Institutional Advisors, 500 Boylston Street, Boston, Massachusetts 02116

Montag & Caldwell, Inc., 3455 Peachtree Road, N.E., Suite 1200 Atlanta, GA 30326

Veredus Asset Management LLC, 1 Paragon Center, 6060 Dutchmans Lane, Suite 320, Louisville, KY 40205

TAMRO Capital Partners LLC, 1660 Duke Street, Alexandria, VA 22314

River Road Asset Management, LLC, Meidinger Tower, Suite 1600, 462 South Fourth Avenue, Louisville, Kentucky 40202

McDonnell Investment Management, LLC, 1515 West 22nd Street, 11th Floor, Oak Brook, Illinois 60523

Taplin, Canida & Habacht, Inc., 1001 Brickell Bay Dr., Suite 100, Miami, FL
33131

CUSTODIAN

PFPC Trust Company, 8800 Tinicum Boulevard, Philadelphia, PA, 19153.

Sub-Administrator And Transfer, Redemption, Dividend Disbursing and Accounting Agent PFPC Inc., 4400 Computer Drive, Westborough, MA 01581

DISTRIBUTOR

ABN AMRO Distribution Services (USA), Inc., 760 Moore Road, King of Prussia, PA 19406

ITEM 29. MANAGEMENT SERVICES.

      Not Applicable.

ITEM 30. UNDERTAKINGS.

      Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, ABN AMRO Funds, certifies that it meets all of the requirement for the effectiveness of this post-effective amendment to its Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, the State of Illinois on the 30th day of June, 2006.

                                 ABN AMRO Funds
                                 (formerly known as Alleghany Funds)

                                 By   /s/ Kenneth C. Anderson
                                      ------------------------------------------
                                      Kenneth C. Anderson, President &
                                      Chief Executive Officer

      Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement of ABN AMRO Funds has been signed below by the following persons in the following capacity and on the 30th day of June, 2006.

                SIGNATURE                                CAPACITY
                ---------                                --------
/s/ Stuart D. Bilton*                            Chairman, Board of Trustees
-----------------------------------------
Stuart D. Bilton

/s/ Nathan Shapiro*                                        Trustee
-----------------------------------------
Nathan Shapiro

/s/ Gregory T. Mutz*                                       Trustee
-----------------------------------------
Gregory T. Mutz

/s/ Leonard F. Amari*                                      Trustee
-----------------------------------------
Leonard F. Amari

/s/ Robert A. Kushner*                                     Trustee
-----------------------------------------
Robert A. Kushner

/s/ Robert B. Scherer*                                     Trustee
-----------------------------------------
Robert B. Scherer

/s/ Denis Springer*                                        Trustee
-----------------------------------------
Denis Springer

/s/ Julian Ide*                                            Trustee
-----------------------------------------
Julian Ide

/s/ Kenneth C. Anderson                                   President
-----------------------------------------     (Principal Executive Officer)
Kenneth C. Anderson

/s/ Gerald F. Dillenburg                    Secretary, Treasurer and Senior Vice         June 30, 2006
-----------------------------------------    President (Chief Financial Officer,
Gerald F. Dillenburg                          Chief Operating Officer and Chief
                                                     Compliance Officer)

/s/ Gerald F. Dillenburg                              Attorney-in-Fact                   June 30, 2006
-----------------------------------------
Gerald F. Dillenburg

----------

* Signed by Gerald F. Dillenburg pursuant to a Power of Attorney previously filed.

                                  EXHIBIT INDEX

EXHIBITS        DESCRIPTION
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